UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—December 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2022
Vanguard 500 Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2022, returns for Vanguard 500 Index Fund ranged from –18.23% for Investor Shares to –18.13% for Institutional Select Shares. It closely tracked its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	The period was a volatile, challenging one for financial markets. Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	The majority of the 11 sectors recorded negative returns for the 12 months. Information technology, consumer discretionary, communication services, and financial stocks hurt performance the most.
•	For the 10 years ended December 31, 2022, the fund posted average annual returns of 12.41% for Investor Shares and 12.52% for both Admiral and ETF Shares. Institutional Select Shares recorded an annualized return of 12.24% since their 2016 inception.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
500 Index Fund
Investor Shares	$1,000.00	$1,022.40	$0.71
ETF Shares	1,000.00	1,022.80	0.15
Admiral™ Shares	1,000.00	1,022.80	0.20
Institutional Select Shares	1,000.00	1,023.00	0.05
Based on Hypothetical 5% Yearly Return
500 Index Fund
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.16	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

500 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Investor Shares	-18.23%	9.28%	12.41%	$32,203
S&P 500 Index	-18.11	9.42	12.56	32,654
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund ETF Shares Net Asset Value	-18.15%	9.38%	12.52%	$32,533
500 Index Fund ETF Shares Market Price	-18.15	9.37	12.52	32,522
S&P 500 Index	-18.11	9.42	12.56	32,654
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
4

500 Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Admiral Shares	-18.15%	9.39%	12.52%	$32,541
S&P 500 Index	-18.11	9.42	12.56	32,654
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
500 Index Fund Institutional Select Shares	-18.13%	9.42%	12.24%	$10,616,603,500
S&P 500 Index	-18.11	9.42	12.25	10,618,877,000
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	11.67	10,270,354,500
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
500 Index Fund ETF Shares Market Price	-18.15%	56.52%	225.22%
500 Index Fund ETF Shares Net Asset Value	-18.15	56.59	225.33
S&P 500 Index	-18.11	56.88	226.54
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

500 Index Fund
Fund Allocation
As of December 31, 2022
Communication Services	7.3%
Consumer Discretionary	9.8
Consumer Staples	7.2
Energy	5.2
Financials	11.6
Health Care	15.8
Industrials	8.7
Information Technology	25.8
Materials	2.7
Real Estate	2.7
Utilities	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

500 Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (7.2%)
*	Alphabet Inc. Class A	138,059,335	12,180,975
*	Alphabet Inc. Class C	122,399,733	10,860,528
*	Meta Platforms Inc. Class A	51,978,775	6,255,126
	Verizon Communications Inc.	97,080,229	3,824,961
*	Walt Disney Co.	42,140,476	3,661,165
	Comcast Corp. Class A	99,718,731	3,487,164
	AT&T Inc.	164,742,817	3,032,915
*	Netflix Inc.	10,186,802	3,003,884
*	T-Mobile US Inc.	13,804,368	1,932,612
	Activision Blizzard Inc.	16,462,486	1,260,203
*	Charter Communications Inc. Class A	2,482,923	841,959
	Electronic Arts Inc.	6,062,636	740,733
*	Warner Bros Discovery Inc.	51,081,268	484,251
	Omnicom Group Inc.	4,716,695	384,741
*	Take-Two Interactive Software Inc.	3,646,406	379,700
	Interpublic Group of Cos. Inc.	8,981,108	299,161
*	Match Group Inc.	6,456,190	267,867
*	Live Nation Entertainment Inc.	3,301,877	230,273
	News Corp. Class A	11,579,000	210,738
	Fox Corp. Class A	6,933,092	210,558
[1]	Paramount Global Inc. Class B	11,673,649	197,051
	Lumen Technologies Inc.	22,001,174	114,846
	Fox Corp. Class B	3,283,482	93,415
*	DISH Network Corp. Class A	5,809,740	81,569
	News Corp. Class B	1,428	26
			54,036,421
Consumer Discretionary (9.8%)
*	Amazon.com Inc.	205,158,250	17,233,293
*	Tesla Inc.	62,043,547	7,642,524
	Home Depot Inc.	23,663,753	7,474,433
	McDonald's Corp.	16,930,193	4,461,614
	NIKE Inc. Class B	29,118,044	3,407,102
	Lowe's Cos. Inc.	14,347,811	2,858,658
	Starbucks Corp.	26,533,935	2,632,166
		Shares	Market Value• ($000)
	TJX Cos. Inc.	26,838,277	2,136,327
*	Booking Holdings Inc.	896,669	1,807,039
	Target Corp.	10,639,147	1,585,659
	Dollar General Corp.	5,214,194	1,283,995
*	O'Reilly Automotive Inc.	1,446,485	1,220,877
	General Motors Co.	32,839,780	1,104,730
*	AutoZone Inc.	438,745	1,082,024
	Ford Motor Co.	91,297,156	1,061,786
	Ross Stores Inc.	8,022,614	931,185
	Marriott International Inc. Class A	6,219,326	925,995
*	Chipotle Mexican Grill Inc. Class A	640,831	889,147
	Yum! Brands Inc.	6,510,644	833,883
	Hilton Worldwide Holdings Inc.	6,251,499	789,939
*	Dollar Tree Inc.	4,865,811	688,220
	DR Horton Inc.	7,234,542	644,887
*	Aptiv plc	6,263,013	583,274
	Tractor Supply Co.	2,553,439	574,447
	Genuine Parts Co.	3,257,120	565,143
*	Ulta Beauty Inc.	1,183,536	555,161
	Lennar Corp. Class A	5,827,441	527,383
	eBay Inc.	12,544,061	520,202
	Darden Restaurants Inc.	2,828,947	391,328
	Best Buy Co. Inc.	4,631,687	371,508
*	Las Vegas Sands Corp.	7,595,400	365,111
*	Etsy Inc.	2,905,360	348,004
	Garmin Ltd.	3,544,155	327,090
*	NVR Inc.	69,440	320,298
	LKQ Corp.	5,867,657	313,392
*	Expedia Group Inc.	3,480,272	304,872
	Domino's Pizza Inc.	818,221	283,432
	Pool Corp.	902,695	272,912
*	Royal Caribbean Cruises Ltd.	5,072,748	250,746
	MGM Resorts International	7,371,644	247,171
	PulteGroup Inc.	5,264,985	239,715
	Bath & Body Works Inc.	5,278,992	222,457
*	CarMax Inc.	3,652,549	222,404
	BorgWarner Inc. (XNYS)	5,412,111	217,837
	Tapestry Inc.	5,569,831	212,099
	VF Corp.	7,634,461	210,788
7

500 Index Fund
		Shares	Market Value• ($000)
*	Caesars Entertainment Inc.	4,959,585	206,319
	Advance Auto Parts Inc.	1,389,710	204,329
*,1	Wynn Resorts Ltd.	2,384,147	196,621
*,1	Carnival Corp.	23,148,154	186,574
	Hasbro Inc.	3,001,169	183,101
	Whirlpool Corp.	1,259,244	178,133
*	Mohawk Industries Inc.	1,220,591	124,769
*	Norwegian Cruise Line Holdings Ltd.	9,741,769	119,239
	Newell Brands Inc.	8,699,474	113,789
	Ralph Lauren Corp. Class A	949,771	100,362
	Lennar Corp. Class B	74,560	5,576
			72,761,069
Consumer Staples (7.2%)
	Procter & Gamble Co.	54,776,334	8,301,901
	PepsiCo Inc.	31,846,279	5,753,349
	Coca-Cola Co.	89,966,324	5,722,758
	Costco Wholesale Corp.	10,230,888	4,670,400
	Walmart Inc.	32,625,086	4,625,911
	Philip Morris International Inc.	35,833,361	3,626,694
	Mondelez International Inc. Class A	31,568,596	2,104,047
	Altria Group Inc.	41,426,776	1,893,618
	Colgate-Palmolive Co.	19,306,417	1,521,153
	Estee Lauder Cos. Inc. Class A	5,345,877	1,326,365
	Archer-Daniels-Midland Co.	12,698,062	1,179,015
	General Mills Inc.	13,718,156	1,150,267
	Kimberly-Clark Corp.	7,801,356	1,059,034
	Sysco Corp.	11,714,206	895,551
*	Monster Beverage Corp.	8,803,199	893,789
	Constellation Brands Inc. Class A	3,752,335	869,604
	Hershey Co.	3,397,348	786,724
	Kraft Heinz Co.	18,404,732	749,257
	Keurig Dr Pepper Inc.	19,642,518	700,452
	Kroger Co.	14,057,049	626,663
	Walgreens Boots Alliance Inc.	16,591,752	619,868
	McCormick & Co. Inc.	5,792,839	480,168
	Church & Dwight Co. Inc.	5,637,225	454,417
	Conagra Brands Inc.	11,078,568	428,740
	Kellogg Co.	5,916,923	421,522
	Tyson Foods Inc. Class A	6,694,628	416,741
	Clorox Co.	2,852,096	400,235
	J M Smucker Co.	2,463,191	390,317
	Hormel Foods Corp.	6,692,054	304,823
	Lamb Weston Holdings Inc.	3,324,761	297,101
	Brown-Forman Corp. Class B	4,226,895	277,622
	Campbell Soup Co.	4,639,804	263,309
	Molson Coors Beverage Co. Class B	4,345,539	223,882
			53,435,297
		Shares	Market Value• ($000)
Energy (5.2%)
	Exxon Mobil Corp.	95,195,592	10,500,074
	Chevron Corp.	41,120,905	7,380,791
	ConocoPhillips	28,803,321	3,398,792
	EOG Resources Inc.	13,577,718	1,758,586
	Schlumberger Ltd.	32,777,369	1,752,278
	Marathon Petroleum Corp.	10,833,162	1,260,872
	Pioneer Natural Resources Co.	5,492,185	1,254,360
	Phillips 66	10,924,945	1,137,068
	Valero Energy Corp.	8,911,495	1,130,512
	Occidental Petroleum Corp.	16,807,866	1,058,727
	Devon Energy Corp.	15,110,621	929,454
	Williams Cos. Inc.	28,154,586	926,286
	Hess Corp.	6,412,135	909,369
	Kinder Morgan Inc.	45,722,442	826,662
	Halliburton Co.	20,989,525	825,938
	Baker Hughes Co. Class A	23,149,072	683,592
	ONEOK Inc.	10,331,502	678,780
	Diamondback Energy Inc.	4,068,318	556,465
	Coterra Energy Inc.	18,225,702	447,805
	Marathon Oil Corp.	14,688,706	397,623
	Targa Resources Corp.	5,232,751	384,607
	APA Corp.	7,431,762	346,915
	EQT Corp.	8,484,264	287,023
			38,832,579
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	41,647,296	12,864,850
	JPMorgan Chase & Co.	67,801,810	9,092,223
	Bank of America Corp.	161,333,359	5,343,361
	Wells Fargo & Co.	88,080,424	3,636,841
	Charles Schwab Corp.	35,257,942	2,935,576
	Morgan Stanley	30,472,755	2,590,794
	S&P Global Inc.	7,697,384	2,578,162
	Goldman Sachs Group Inc.	7,177,377	2,464,568
	BlackRock Inc.	3,471,842	2,460,251
	Chubb Ltd.	9,594,227	2,116,486
	American Express Co.	13,818,006	2,041,610
	Citigroup Inc.	44,770,498	2,024,970
	Marsh & McLennan Cos. Inc.	11,465,683	1,897,341
	Progressive Corp.	13,524,300	1,754,237
	PNC Financial Services Group Inc.	9,322,864	1,472,453
	Aon plc Class A (XNYS)	4,781,589	1,435,146
	CME Group Inc.	8,315,127	1,398,272
	US Bancorp	31,254,275	1,362,999
	Intercontinental Exchange Inc.	12,911,155	1,324,555
	Truist Financial Corp.	30,668,606	1,319,670
	MetLife Inc.	15,234,880	1,102,548
	American International Group Inc.	17,174,094	1,086,090
	Travelers Cos. Inc.	5,417,064	1,015,645
	Moody's Corp.	3,641,819	1,014,684
	Aflac Inc.	13,078,765	940,886
	Arthur J Gallagher & Co.	4,873,892	918,924
	MSCI Inc. Class A	1,848,235	859,743

8

500 Index Fund
		Shares	Market Value• ($000)
	Prudential Financial Inc.	8,506,627	846,069
	Allstate Corp.	6,130,450	831,289
	Capital One Financial Corp.	8,822,812	820,169
	Bank of New York Mellon Corp.	17,001,890	773,926
	Ameriprise Financial Inc.	2,459,508	765,817
	Discover Financial Services	6,315,664	617,861
	Willis Towers Watson plc	2,501,287	611,765
	M&T Bank Corp.	3,990,066	578,799
	T Rowe Price Group Inc.	5,165,417	563,340
	Hartford Financial Services Group Inc.	7,350,136	557,361
*	Arch Capital Group Ltd.	8,549,924	536,764
	Fifth Third Bancorp	15,866,347	520,575
	First Republic Bank	4,228,452	515,406
	State Street Corp.	6,236,847	483,792
	Nasdaq Inc.	7,835,837	480,729
	Raymond James Financial Inc.	4,476,973	478,365
	Huntington Bancshares Inc.	33,350,104	470,236
	Regions Financial Corp.	21,600,264	465,702
	Citizens Financial Group Inc.	11,384,171	448,195
	Principal Financial Group Inc.	5,262,682	441,644
	Northern Trust Corp.	4,817,532	426,303
	KeyCorp.	21,565,808	375,676
	Cincinnati Financial Corp.	3,633,427	372,027
	FactSet Research Systems Inc.	880,602	353,306
	W R Berkley Corp.	4,725,640	342,940
	Synchrony Financial	10,414,112	342,208
*	SVB Financial Group	1,366,170	314,410
	Brown & Brown Inc.	5,434,211	309,587
	Cboe Global Markets Inc.	2,452,112	307,667
	Everest Re Group Ltd.	905,344	299,913
	Loews Corp.	4,555,447	265,719
	Globe Life Inc.	2,091,881	252,176
	MarketAxess Holdings Inc.	869,956	242,622
	Comerica Inc.	3,027,042	202,358
	Invesco Ltd.	10,511,642	189,104
	Franklin Resources Inc.	6,565,626	173,201
	Zions Bancorp NA	3,456,300	169,912
	Signature Bank	1,454,538	167,592
	Assurant Inc.	1,220,204	152,599
	Lincoln National Corp.	3,555,756	109,233
			86,229,242
Health Care (15.8%)
	UnitedHealth Group Inc.	21,597,731	11,450,685
	Johnson & Johnson	60,434,637	10,675,779
	Eli Lilly & Co.	18,229,802	6,669,191
	Pfizer Inc.	129,753,375	6,648,563
	AbbVie Inc.	40,879,062	6,606,465
	Merck & Co. Inc.	58,606,451	6,502,386
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	9,065,730	4,992,407
	Abbott Laboratories	40,303,211	4,424,890
	Danaher Corp.	15,144,401	4,019,627
	Bristol-Myers Squibb Co.	49,146,912	3,536,120
	Amgen Inc.	12,333,797	3,239,348
	Elevance Health Inc.	5,520,555	2,831,879
	CVS Health Corp.	30,372,653	2,830,428
	Gilead Sciences Inc.	28,992,270	2,488,986
	Medtronic plc	30,723,724	2,387,848
	Cigna Corp.	7,067,208	2,341,649
*	Intuitive Surgical Inc.	8,168,635	2,167,547
	Stryker Corp.	7,785,332	1,903,436
*	Regeneron Pharmaceuticals Inc.	2,475,292	1,785,898
*	Vertex Pharmaceuticals Inc.	5,933,455	1,713,463
	Becton Dickinson and Co.	6,592,340	1,676,432
	Zoetis Inc.	10,773,414	1,578,844
*	Boston Scientific Corp.	33,108,512	1,531,931
	Humana Inc.	2,926,428	1,498,887
*	Moderna Inc.	7,637,198	1,371,793
	McKesson Corp.	3,277,637	1,229,507
	HCA Healthcare Inc.	4,901,290	1,176,114
*	Centene Corp.	13,089,221	1,073,447
*	Edwards Lifesciences Corp.	14,291,370	1,066,279
	Agilent Technologies Inc.	6,843,166	1,024,080
*	DexCom Inc.	8,928,483	1,011,061
*	Biogen Inc.	3,328,649	921,769
*	IQVIA Holdings Inc.	4,292,895	879,571
*	IDEXX Laboratories Inc.	1,914,341	780,975
*	Mettler-Toledo International Inc.	515,317	744,865
*	Illumina Inc.	3,636,073	735,214
	ResMed Inc.	3,385,993	704,727
	AmerisourceBergen Corp. Class A	3,743,672	620,364
	Zimmer Biomet Holdings Inc.	4,850,783	618,475
	Baxter International Inc.	11,652,962	593,951
	Laboratory Corp. of America Holdings	2,047,974	482,257
*	Waters Corp.	1,373,233	470,442
	Cardinal Health Inc.	6,056,389	465,555
*	Molina Healthcare Inc.	1,349,937	445,776
*	Hologic Inc.	5,770,903	431,721
	STERIS plc	2,307,492	426,171
	Quest Diagnostics Inc.	2,633,994	412,062
	PerkinElmer Inc.	2,917,783	409,132
	West Pharmaceutical Services Inc.	1,711,334	402,762
	Cooper Cos. Inc.	1,140,639	377,175
*	Align Technology Inc.	1,679,143	354,131
*	Incyte Corp.	4,268,367	342,835
	Viatris Inc.	28,030,468	311,979
	Bio-Techne Corp.	3,628,498	300,730
	Teleflex Inc.	1,084,227	270,656

9

500 Index Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	1,176,064	256,264
*	Henry Schein Inc.	3,134,535	250,355
*	Bio-Rad Laboratories Inc. Class A	497,747	209,298
	Universal Health Services Inc. Class B	1,482,970	208,936
*	Catalent Inc.	4,159,902	187,237
	Organon & Co.	5,880,437	164,241
	DENTSPLY SIRONA Inc.	4,965,072	158,088
*	DaVita Inc.	1,270,359	94,858
*,2	ABIOMED Inc. CVR	180	—
			117,487,542
Industrials (8.6%)
	Raytheon Technologies Corp.	33,980,919	3,429,354
	Honeywell International Inc.	15,541,013	3,330,439
	Union Pacific Corp.	14,211,282	2,942,730
	United Parcel Service Inc. Class B	16,870,019	2,932,684
	Caterpillar Inc.	12,029,372	2,881,756
	Deere & Co.	6,348,777	2,722,102
	Lockheed Martin Corp.	5,216,537	2,537,793
*	Boeing Co.	12,949,681	2,466,785
	General Electric Co.	25,257,398	2,116,317
	Northrop Grumman Corp.	3,344,292	1,824,679
	3M Co.	12,776,880	1,532,203
	CSX Corp.	48,597,715	1,505,557
	Eaton Corp. plc	9,192,945	1,442,833
	Illinois Tool Works Inc.	6,461,698	1,423,512
	Waste Management Inc.	8,634,461	1,354,574
	Norfolk Southern Corp.	5,351,475	1,318,710
	Emerson Electric Co.	13,668,092	1,312,957
	General Dynamics Corp.	5,203,980	1,291,160
	Johnson Controls International plc	15,919,544	1,018,851
	FedEx Corp.	5,533,856	958,464
	L3Harris Technologies Inc.	4,401,253	916,385
	Cintas Corp.	1,995,213	901,078
	Trane Technologies plc	5,323,629	894,849
	Parker-Hannifin Corp.	2,968,202	863,747
	Carrier Global Corp.	19,330,299	797,375
	PACCAR Inc.	8,038,798	795,600
	Cummins Inc.	3,259,834	789,825
	Otis Worldwide Corp.	9,629,644	754,097
	TransDigm Group Inc.	1,194,054	751,836
	AMETEK Inc.	5,308,573	741,714
*	CoStar Group Inc.	9,400,888	726,501
	Rockwell Automation Inc.	2,654,600	683,745
	Verisk Analytics Inc. Class A	3,613,690	637,527
	Fastenal Co.	13,235,608	626,309
	Republic Services Inc. Class A	4,748,068	612,453
*	Copart Inc.	9,905,708	603,159
	Old Dominion Freight Line Inc.	2,094,176	594,285
		Shares	Market Value• ($000)
	WW Grainger Inc.	1,039,543	578,246
*	United Rentals Inc.	1,602,173	569,444
	Equifax Inc.	2,830,312	550,099
	Fortive Corp.	8,178,462	525,466
	Ingersoll Rand Inc.	9,360,053	489,063
*	Delta Air Lines Inc.	14,820,882	487,014
	Quanta Services Inc.	3,303,262	470,715
*	Southwest Airlines Co.	13,724,665	462,110
	Xylem Inc.	4,165,877	460,621
	Dover Corp.	3,244,430	439,328
	Westinghouse Air Brake Technologies Corp.	4,203,969	419,598
	IDEX Corp.	1,743,462	398,085
	Expeditors International of Washington Inc.	3,678,501	382,270
	Jacobs Solutions Inc.	2,949,789	354,181
	Textron Inc.	4,825,587	341,652
	Howmet Aerospace Inc.	8,511,998	335,458
	JB Hunt Transport Services Inc.	1,914,903	333,883
	Leidos Holdings Inc.	3,159,845	332,384
	Nordson Corp.	1,242,838	295,447
*	United Airlines Holdings Inc.	7,556,795	284,891
	Snap-on Inc.	1,228,955	280,804
	Stanley Black & Decker Inc.	3,419,673	256,886
	CH Robinson Worldwide Inc.	2,720,913	249,127
	Masco Corp.	5,213,133	243,297
	Allegion plc	2,030,543	213,735
	Huntington Ingalls Industries Inc.	922,435	212,787
	Rollins Inc.	5,350,582	195,510
*	American Airlines Group Inc.	15,022,873	191,091
	Robert Half International Inc.	2,508,147	185,177
	Pentair plc	3,802,431	171,033
	A O Smith Corp.	2,932,663	167,866
*	Generac Holdings Inc.	1,464,501	147,417
*	Alaska Air Group Inc.	2,931,648	125,885
	Fortune Brands Innovations Inc.	1,540	88
			64,184,603
Information Technology (25.6%)
	Apple Inc.	345,657,708	44,911,306
	Microsoft Corp.	172,312,316	41,323,940
	NVIDIA Corp.	57,557,082	8,411,392
	Visa Inc. Class A	37,543,837	7,800,108
	Mastercard Inc. Class A	19,622,249	6,823,245
	Broadcom Inc.	9,361,920	5,234,530
	Cisco Systems Inc.	94,910,720	4,521,547
	Accenture plc Class A	14,564,139	3,886,295
*	Adobe Inc.	10,746,306	3,616,454
	Texas Instruments Inc.	20,978,843	3,466,124
*	Salesforce Inc.	23,115,294	3,064,857
	International Business Machines Corp.	20,899,122	2,944,477
	Oracle Corp.	35,523,813	2,903,716
	QUALCOMM Inc.	25,912,180	2,848,785
	Intuit Inc.	6,515,529	2,535,974

10

500 Index Fund
		Shares	Market Value• ($000)
	Intel Corp.	95,396,447	2,521,328
*	Advanced Micro Devices Inc.	37,270,029	2,413,980
	Automatic Data Processing Inc.	9,588,877	2,290,399
	Analog Devices Inc.	11,889,175	1,950,181
	Applied Materials Inc.	19,886,270	1,936,525
*	PayPal Holdings Inc.	26,352,087	1,876,796
*	ServiceNow Inc.	4,669,313	1,812,954
*	Fiserv Inc.	14,678,944	1,483,601
	Lam Research Corp.	3,152,384	1,324,947
	Micron Technology Inc.	25,130,088	1,256,002
	KLA Corp.	3,275,839	1,235,090
*	Synopsys Inc.	3,534,545	1,128,545
	Roper Technologies Inc.	2,451,445	1,059,245
	Amphenol Corp. Class A	13,755,737	1,047,362
*	Cadence Design Systems Inc.	6,340,888	1,018,600
	Motorola Solutions Inc.	3,865,004	996,050
	NXP Semiconductors NV	5,989,937	946,590
*	Autodesk Inc.	4,989,626	932,411
	Fidelity National Information Services Inc.	13,716,151	930,641
	Microchip Technology Inc.	12,713,602	893,131
	Paychex Inc.	7,414,443	856,813
	TE Connectivity Ltd.	7,352,364	844,051
*	Enphase Energy Inc.	3,141,918	832,483
*	Fortinet Inc.	14,988,617	732,793
*	Keysight Technologies Inc.	4,132,937	707,022
*	Arista Networks Inc.	5,721,029	694,247
	Cognizant Technology Solutions Corp. Class A	11,879,453	679,386
*	ON Semiconductor Corp.	9,995,566	623,423
*	Gartner Inc.	1,826,685	614,022
	Global Payments Inc.	5,970,401	592,980
	Corning Inc.	17,595,929	562,014
	CDW Corp.	3,129,596	558,883
	HP Inc.	20,455,174	549,630
*	ANSYS Inc.	2,013,608	486,468
	Hewlett Packard Enterprise Co.	29,743,830	474,711
*	VeriSign Inc.	2,132,052	438,009
*	EPAM Systems Inc.	1,329,425	435,706
*	Teledyne Technologies Inc.	1,083,426	433,273
*	SolarEdge Technologies Inc.	1,292,053	366,000
	Broadridge Financial Solutions Inc.	2,719,612	364,782
	Monolithic Power Systems Inc.	1,030,863	364,523
*	Paycom Software Inc.	1,123,617	348,670
*	First Solar Inc.	2,291,909	343,305
	Skyworks Solutions Inc.	3,708,728	337,976
	Teradyne Inc.	3,600,296	314,486
*	FleetCor Technologies Inc.	1,704,730	313,125
		Shares	Market Value• ($000)
*	Tyler Technologies Inc.	962,548	310,335
*	Akamai Technologies Inc.	3,634,718	306,407
*	Zebra Technologies Corp. Class A	1,194,424	306,262
	NetApp Inc.	5,024,734	301,785
	Jack Henry & Associates Inc.	1,686,299	296,047
*	PTC Inc.	2,443,684	293,340
*	Trimble Inc.	5,701,685	288,277
	Gen Digital Inc.	13,400,002	287,162
	Juniper Networks Inc.	7,502,105	239,767
	Seagate Technology Holdings plc	4,438,367	233,502
*	Western Digital Corp.	7,342,639	231,660
*	Ceridian HCM Holding Inc.	3,550,366	227,756
*	Qorvo Inc.	2,343,574	212,422
*	F5 Inc.	1,383,585	198,558
*	DXC Technology Co.	5,167,804	136,947
			191,086,136
Materials (2.7%)
	Linde plc	11,427,762	3,727,507
	Air Products and Chemicals Inc.	5,126,980	1,580,443
	Sherwin-Williams Co.	5,451,159	1,293,724
	Freeport-McMoRan Inc.	33,039,587	1,255,504
	Corteva Inc.	16,515,862	970,802
	Newmont Corp.	18,347,716	866,012
	Ecolab Inc.	5,727,993	833,767
	Dow Inc.	16,267,616	819,725
	DuPont de Nemours Inc.	11,483,390	788,105
	Nucor Corp.	5,929,706	781,595
	PPG Industries Inc.	5,432,690	683,106
	International Flavors & Fragrances Inc.	5,893,626	617,888
	Albemarle Corp.	2,708,010	587,259
	Vulcan Materials Co.	3,072,398	538,008
	LyondellBasell Industries NV Class A	5,870,984	487,468
	Martin Marietta Materials Inc.	1,434,987	484,983
	Amcor plc	34,423,106	409,979
	CF Industries Holdings Inc.	4,535,051	386,386
	Steel Dynamics Inc.	3,852,013	376,342
	Ball Corp.	7,256,754	371,110
	FMC Corp.	2,911,803	363,393
	Mosaic Co.	7,870,281	345,269
	Avery Dennison Corp.	1,870,439	338,550
	International Paper Co.	8,222,330	284,739
	Packaging Corp. of America	2,139,275	273,635
	Celanese Corp. Class A	2,305,755	235,740
	Eastman Chemical Co.	2,773,485	225,873
	Westrock Co.	5,878,934	206,703
	Sealed Air Corp.	3,342,323	166,715
			20,300,330
Real Estate (2.7%)
	Prologis Inc.	21,337,190	2,405,341
	American Tower Corp.	10,762,539	2,280,152

11

500 Index Fund
		Shares	Market Value• ($000)
	Equinix Inc.	2,138,997	1,401,107
	Crown Castle Inc.	10,010,067	1,357,766
	Public Storage	3,653,918	1,023,791
	Realty Income Corp.	14,496,992	919,544
	Simon Property Group Inc.	7,557,387	887,842
	Welltower Inc.	10,922,381	715,962
	SBA Communications Corp. Class A	2,495,791	699,595
	Digital Realty Trust Inc.	6,646,096	666,404
	VICI Properties Inc.	19,612,499	635,445
*	CBRE Group Inc. Class A	7,303,105	562,047
	Weyerhaeuser Co.	17,011,003	527,341
	AvalonBay Communities Inc.	3,233,718	522,310
	Alexandria Real Estate Equities Inc.	3,451,545	502,787
	Equity Residential	7,862,160	463,867
	Extra Space Storage Inc.	3,095,665	455,620
	Mid-America Apartment Communities Inc.	2,669,353	419,062
	Ventas Inc.	9,239,462	416,238
	Invitation Homes Inc.	13,426,568	397,964
	Iron Mountain Inc.	6,719,882	334,986
	Essex Property Trust Inc.	1,496,861	317,215
	Healthpeak Properties Inc.	12,422,465	311,431
	Kimco Realty Corp.	14,295,197	302,772
	Camden Property Trust	2,462,396	275,493
	UDR Inc.	7,073,579	273,960
	Host Hotels & Resorts Inc.	16,527,639	265,269
	Boston Properties Inc.	3,297,238	222,827
	Regency Centers Corp.	3,559,919	222,495
	Federal Realty Investment Trust	1,689,402	170,697
	Vornado Realty Trust	3,727,254	77,564
			20,034,894
Utilities (3.2%)
	NextEra Energy Inc.	45,933,782	3,840,064
	Duke Energy Corp.	17,800,228	1,833,245
	Southern Co.	25,165,111	1,797,041
	Dominion Energy Inc.	19,261,464	1,181,113
	American Electric Power Co. Inc.	11,878,143	1,127,830
	Sempra Energy (XNYS)	7,265,858	1,122,866
	Exelon Corp.	22,970,477	993,014
	Xcel Energy Inc.	12,650,003	886,892
	Consolidated Edison Inc.	8,202,650	781,795
		Shares	Market Value• ($000)
	Public Service Enterprise Group Inc.	11,533,315	706,646
	WEC Energy Group Inc.	7,291,386	683,640
	Eversource Energy	8,051,239	675,016
	Constellation Energy Corp.	7,559,056	651,666
	American Water Works Co. Inc.	4,203,064	640,631
*	PG&E Corp.	37,216,489	605,140
	Edison International	8,827,168	561,584
	Ameren Corp.	5,975,804	531,368
	Entergy Corp.	4,703,609	529,156
	FirstEnergy Corp.	12,555,520	526,578
	DTE Energy Co.	4,478,436	526,351
	PPL Corp.	17,020,255	497,332
	AES Corp.	15,439,693	444,046
	CenterPoint Energy Inc.	14,552,494	436,429
	CMS Energy Corp.	6,709,318	424,901
	Atmos Energy Corp.	3,233,521	362,381
	Evergy Inc.	5,305,779	333,893
	Alliant Energy Corp.	5,802,326	320,346
	NiSource Inc.	9,387,694	257,410
	Pinnacle West Capital Corp.	2,615,118	198,854
	NRG Energy Inc.	5,325,333	169,452
			23,646,680
Total Common Stocks (Cost $517,668,465)			742,034,793
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.334% (Cost $2,141,393)	21,425,510	2,142,337
Total Investments (99.9%) (Cost $519,809,858)			744,177,130
Other Assets and Liabilities—Net (0.1%)			592,593
Net Assets (100%)			744,769,723
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,438,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $48,845,000 was received for securities on loan.
CVR—Contingent Value Rights.

12

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	11,532	2,226,253	(59,925)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
DXC Technology Co.	8/31/23	BANA	3,975	(4.493)	—	(17)
Global Payments Inc.	8/31/23	BANA	13,905	(4.719)	3	—
Global Payments Inc.	8/31/23	BANA	13,905	(4.744)	4	—
Goldman Sachs Group Inc.	8/30/24	BANA	164,822	(4.693)	476	—
Goldman Sachs Group Inc.	8/30/24	BANA	58,718	(4.693)	170	—
Kroger Co.	1/31/23	GSI	43,490	(4.323)	1,007	—
Lockheed Martin Corp.	8/31/23	BANA	43,784	(4.093)	121	—
Lockheed Martin Corp.	8/31/23	BANA	41,352	(4.093)	115	—
Netflix Inc.	8/31/23	BANA	29,488	(4.093)	—	(104)
State Street Corp.	8/30/24	BANA	159,018	(4.693)	654	—
State Street Corp.	8/30/24	BANA	9,308	(4.693)	38	—
State Street Corp.	8/30/24	BANA	5,818	(4.693)	24	—
VICI Properties Inc.	8/31/23	BANA	85,860	(4.643)	683	—
Visa Inc. Class A	8/31/23	BANA	51,940	(3.993)	—	(68)
					3,295	(189)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,121,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $517,668,465)	742,034,793
Affiliated Issuers (Cost $2,141,393)	2,142,337
Total Investments in Securities	744,177,130
Investment in Vanguard	28,598
Cash	122,705
Cash Collateral Pledged—Futures Contracts	122,249
Cash Collateral Pledged—Over-the-Counter Swap Contracts	38,680
Receivables for Investment Securities Sold	756
Receivables for Accrued Income	659,770
Receivables for Capital Shares Issued	259,795
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,295
Total Assets	745,412,978
Liabilities
Payables for Investment Securities Purchased	57,272
Collateral for Securities on Loan	48,845
Payables for Capital Shares Redeemed	520,159
Payables to Vanguard	10,592
Variation Margin Payable—Futures Contracts	6,198
Unrealized Depreciation—Over-the-Counter Swap Contracts	189
Total Liabilities	643,255
Net Assets	744,769,723
1 Includes $44,438,000 of securities on loan.
14

500 Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	533,657,136
Total Distributable Earnings (Loss)	211,112,587
Net Assets	744,769,723

Investor Shares—Net Assets
Applicable to 8,733,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,093,020
Net Asset Value Per Share—Investor Shares	$354.17

ETF Shares—Net Assets
Applicable to 746,176,737 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	262,210,815
Net Asset Value Per Share—ETF Shares	$351.41

Admiral Shares—Net Assets
Applicable to 1,037,804,033 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	367,498,375
Net Asset Value Per Share—Admiral Shares	$354.11

Institutional Select Shares—Net Assets
Applicable to 596,646,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	111,967,513
Net Asset Value Per Share—Institutional Select Shares	$187.66

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	12,462,434
Interest[2]	63,465
Securities Lending—Net	3,063
Total Income	12,528,962
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10,553
Management and Administrative—Investor Shares	4,742
Management and Administrative—ETF Shares	59,393
Management and Administrative—Admiral Shares	134,905
Management and Administrative—Institutional Select Shares	9,013
Marketing and Distribution—Investor Shares	164
Marketing and Distribution—ETF Shares	11,793
Marketing and Distribution—Admiral Shares	13,152
Marketing and Distribution—Institutional Select Shares	12
Custodian Fees	2,959
Auditing Fees	42
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	3,546
Shareholders’ Reports—Admiral Shares	1,921
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	287
Other Expenses	26
Total Expenses	252,515
Expenses Paid Indirectly	(14)
Net Expenses	252,501
Net Investment Income	12,276,461
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	28,285,683
Futures Contracts	(950,926)
Swap Contracts	(85,464)
Realized Net Gain (Loss)	27,249,293
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(197,569,713)
Futures Contracts	(150,258)
Swap Contracts	264
Change in Unrealized Appreciation (Depreciation)	(197,719,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,193,953)
1	Dividends are net of foreign withholding taxes of $2,990,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $61,491,000, ($139,000), $6,000, and $292,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $32,364,547,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,276,461	10,217,597
Realized Net Gain (Loss)	27,249,293	30,970,270
Change in Unrealized Appreciation (Depreciation)	(197,719,707)	147,215,737
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,193,953)	188,403,604
Distributions
Investor Shares	(51,118)	(59,162)
ETF Shares	(4,305,991)	(3,296,146)
Admiral Shares	(6,152,722)	(5,602,317)
Institutional Select Shares	(1,760,089)	(1,515,092)
Total Distributions	(12,269,920)	(10,472,717)
Capital Share Transactions
Investor Shares	(599,158)	(1,095,734)
ETF Shares	39,905,931	47,041,730
Admiral Shares	2,645,315	(2,715,238)
Institutional Select Shares	17,199,992	(1,997,365)
Net Increase (Decrease) from Capital Share Transactions	59,152,080	41,233,393
Total Increase (Decrease)	(111,311,793)	219,164,280
Net Assets
Beginning of Period	856,081,516	636,917,236
End of Period	744,769,723	856,081,516

See accompanying Notes, which are an integral part of the Financial Statements.
17

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$439.86	$346.60	$298.16	$231.44	$246.82
Investment Operations
Net Investment Income[1]	5.605	4.910	5.128	4.801	4.896
Net Realized and Unrealized Gain (Loss) on Investments	(85.733)	93.389	48.323	67.211	(15.776)
Total from Investment Operations	(80.128)	98.299	53.451	72.012	(10.880)
Distributions
Dividends from Net Investment Income	(5.562)	(5.039)	(5.011)	(5.292)	(4.500)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.562)	(5.039)	(5.011)	(5.292)	(4.500)
Net Asset Value, End of Period	$354.17	$439.86	$346.60	$298.16	$231.44
Total Return[2]	-18.23%	28.53%	18.25%	31.33%	-4.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,093	$4,512	$4,504	$4,723	$23,162
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.25%	1.73%	1.82%	1.95%
Portfolio Turnover Rate[4]	2%	2%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$436.47	$343.93	$295.87	$229.68	$244.94
Investment Operations
Net Investment Income[1]	6.012	5.353	5.413	5.298	5.196
Net Realized and Unrealized Gain (Loss) on Investments	(85.125)	92.624	47.950	66.463	(15.719)
Total from Investment Operations	(79.113)	97.977	53.363	71.761	(10.523)
Distributions
Dividends from Net Investment Income	(5.947)	(5.437)	(5.303)	(5.571)	(4.737)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.947)	(5.437)	(5.303)	(5.571)	(4.737)
Net Asset Value, End of Period	$351.41	$436.47	$343.93	$295.87	$229.68
Total Return	-18.15%	28.66%	18.35%	31.46%	-4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$262,211	$279,850	$177,991	$130,728	$90,639
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.36%	1.83%	1.98%	2.06%
Portfolio Turnover Rate[3]	2%	2%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$439.83	$346.57	$298.14	$231.44	$246.82
Investment Operations
Net Investment Income[1]	6.000	5.326	5.427	5.319	5.181
Net Realized and Unrealized Gain (Loss) on Investments	(85.767)	93.371	48.314	66.962	(15.808)
Total from Investment Operations	(79.767)	98.697	53.741	72.281	(10.627)
Distributions
Dividends from Net Investment Income	(5.953)	(5.437)	(5.311)	(5.581)	(4.753)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.953)	(5.437)	(5.311)	(5.581)	(4.753)
Net Asset Value, End of Period	$354.11	$439.83	$346.57	$298.14	$231.44
Total Return[2]	-18.15%	28.66%	18.37%	31.46%	-4.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$367,498	$453,239	$359,553	$319,624	$230,375
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.35%	1.83%	1.97%	2.05%
Portfolio Turnover Rate[4]	2%	2%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$233.06	$183.64	$157.98	$122.64	$130.79
Investment Operations
Net Investment Income[1]	3.249	2.885	2.924	2.857	2.808
Net Realized and Unrealized Gain (Loss) on Investments	(45.458)	49.478	25.597	35.484	(8.400)
Total from Investment Operations	(42.209)	52.363	28.521	38.341	(5.592)
Distributions
Dividends from Net Investment Income	(3.191)	(2.943)	(2.861)	(3.001)	(2.558)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.191)	(2.943)	(2.861)	(3.001)	(2.558)
Net Asset Value, End of Period	$187.66	$233.06	$183.64	$157.98	$122.64
Total Return	-18.13%	28.70%	18.40%	31.49%	-4.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$111,968	$118,481	$94,870	$81,230	$56,531
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.38%	1.86%	2.00%	2.08%
Portfolio Turnover Rate[3]	2%	2%	4%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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500 Index Fund
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
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500 Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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500 Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022 the fund did not utilize the credit facilities, but it did make one borrowing from Vanguard Total Stock Market Index Fund in the amount of $1,000,000 to test the operational readiness of the Interfund Lending Program process. The borrowing was outstanding for one business day at an annualized interest rate of 2.72%, and the related interest expense of less than $500 is recorded in the Statement of Operations. At December 31, 2022, the fund had no borrowings outstanding.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $28,598,000, representing less than 0.01% of the fund’s net assets and 11.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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500 Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	742,034,793	—	—	742,034,793
Temporary Cash Investments	2,142,337	—	—	2,142,337
Total	744,177,130	—	—	744,177,130
Derivative Financial Instruments
Assets
Swap Contracts	—	3,295	—	3,295
Liabilities
Futures Contracts[1]	59,925	—	—	59,925
Swap Contracts	—	189	—	189
Total	59,925	189	—	60,114
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	32,366,807
Total Distributable Earnings (Loss)	(32,366,807)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition
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500 Index Fund
of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	79,889
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(12,957,675)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	223,990,373
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	12,269,920	10,472,717
Long-Term Capital Gains	—	—
Total	12,269,920	10,472,717
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	520,186,757
Gross Unrealized Appreciation	273,972,223
Gross Unrealized Depreciation	(49,981,850)
Net Unrealized Appreciation (Depreciation)	223,990,373
F.	During the year ended December 31, 2022, the fund purchased $121,368,277,000 of investment securities and sold $61,434,884,000 of investment securities, other than temporary cash investments. Purchases and sales include $91,052,974,000 and $44,971,314,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $2,310,377,000 and sales were $1,224,413,000, resulting in net realized loss of $496,221,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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500 Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	156,806	409	172,587	443
Issued in Lieu of Cash Distributions	51,111	142	59,155	150
Redeemed	(807,075)	(2,076)	(1,327,476)	(3,329)
Net Increase (Decrease)—Investor Shares	(599,158)	(1,525)	(1,095,734)	(2,736)
ETF Shares
Issued	85,049,475	222,763	79,932,127	204,970
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(45,143,544)	(117,750)	(32,890,397)	(81,325)
Net Increase (Decrease)—ETF Shares	39,905,931	105,013	47,041,730	123,645
Admiral Shares
Issued	39,120,573	102,648	40,334,657	103,425
Issued in Lieu of Cash Distributions	5,367,387	14,913	4,903,407	12,411
Redeemed	(41,842,645)	(110,248)	(47,953,302)	(122,796)
Net Increase (Decrease)—Admiral Shares	2,645,315	7,313	(2,715,238)	(6,960)
Institutional Select Shares
Issued	19,836,476	100,749	10,078,153	48,403
Issued in Lieu of Cash Distributions	1,760,089	9,243	1,515,092	7,237
Redeemed	(4,396,573)	(21,716)	(13,590,610)	(63,866)
Net Increase (Decrease)—Institutional Select Shares	17,199,992	88,276	(1,997,365)	(8,226)
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
29

Tax information (unaudited)
For corporate shareholders, 93.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $12,269,920,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $17,878,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
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The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard 500 Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S& P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard 500 Index Fund or the timing of the issuance or sale of Vanguard 500 Index Fund or in the determination or calculation of the equation by which Vanguard 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
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Vanguard Marketing Corporation, Distributor.
Q400 022023

Annual Report  |  December 31, 2022
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Returns for the three Vanguard Small-Cap Index Funds ranged from –9.29% for ETF Shares of Vanguard Small-Cap Value Index Fund to –28.49% for Investor Shares of Vanguard Small-Cap Growth Index Fund. Each fund closely tracked its target index.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	Stock price declines, many of them severe, were widespread. Consumer discretionary stocks plunged, weighing most heavily on the Small-Cap Index and Small-Cap Value Index Funds, while losses in technology weighed heaviest on the Small-Cap Growth Index Fund.
•	Energy was one sector that soared. The effect on the funds was slight, however, as energy accounted for only about 6% of each fund's benchmark index even after double-digit gains.
•	For the 10 years ended December 31, 2022, the funds’ annualized returns ranged from 9.13% for Investor Shares of the Small-Cap Growth Index Fund to 10.29% for Institutional Shares of the Small-Cap Value Index Fund.
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,050.90	$0.88
ETF Shares	1,000.00	1,051.70	0.26
Admiral™ Shares	1,000.00	1,051.60	0.26
Institutional Shares	1,000.00	1,051.60	0.21
Institutional Plus Shares	1,000.00	1,051.70	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,021.40	$0.97
ETF Shares	1,000.00	1,022.10	0.36
Admiral Shares	1,000.00	1,022.10	0.36
Institutional Shares	1,000.00	1,022.10	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,072.40	$0.99
ETF Shares	1,000.00	1,073.30	0.37
Admiral Shares	1,000.00	1,073.00	0.37
Institutional Shares	1,000.00	1,073.00	0.31
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Investor Shares	-17.71%	5.81%	9.97%	$25,873
Spliced Small-Cap Index	-17.64	5.92	10.09	26,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Small-Cap Index: MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund ETF Shares Net Asset Value	-17.60%	5.94%	10.11%	$26,194
Small-Cap Index Fund ETF Shares Market Price	-17.63	5.93	10.10	26,178
Spliced Small-Cap Index	-17.64	5.92	10.09	26,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.

Small-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Admiral Shares	-17.61%	5.94%	10.11%	$26,196
Spliced Small-Cap Index	-17.64	5.92	10.09	26,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Index Fund Institutional Shares	-17.60%	5.95%	10.12%	$13,109,168
Spliced Small-Cap Index	-17.64	5.92	10.09	13,074,420
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Small-Cap Index Fund Institutional Plus Shares	-17.60%	5.96%	10.13%	$262,561,530
Spliced Small-Cap Index	-17.64	5.92	10.09	261,488,390
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	311,510,280
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Small-Cap Index Fund ETF Shares Market Price	-17.63%	33.38%	161.78%
Small-Cap Index Fund ETF Shares Net Asset Value	-17.60	33.44	161.94
Spliced Small-Cap Index	-17.64	33.30	161.49
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Small-Cap Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	4.2%
Consumer Discretionary	14.3
Consumer Staples	3.5
Energy	6.1
Financials	15.0
Health Care	12.0
Industrials	20.7
Real Estate	8.1
Technology	10.9
Telecommunications	1.4
Utilities	3.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (4.2%)
	Steel Dynamics Inc.	4,297,544	419,870
	Reliance Steel & Aluminum Co.	1,512,194	306,129
*	Cleveland-Cliffs Inc.	13,278,097	213,910
	Alcoa Corp.	4,558,964	207,296
	Royal Gold Inc.	1,691,411	190,656
	Olin Corp.	3,529,002	186,825
*	RBC Bearings Inc.	747,829	156,558
	Valvoline Inc.	4,499,237	146,900
	Commercial Metals Co.	3,023,816	146,050
	United States Steel Corp.	5,432,583	136,086
	Ashland Inc.	1,255,639	135,019
*	Univar Solutions Inc.	4,204,288	133,696
	Hexcel Corp.	2,168,842	127,636
	Huntsman Corp.	4,454,756	122,417
	UFP Industries Inc.	1,508,738	119,568
	Timken Co.	1,686,877	119,212
	Chemours Co.	3,888,480	119,065
	Element Solutions Inc.	5,613,718	102,114
	Balchem Corp.	827,986	101,105
	Cabot Corp.	1,451,343	97,008
*	Livent Corp.	4,621,796	91,835
	Hecla Mining Co.	14,840,932	82,516
	Mueller Industries Inc.	1,391,965	82,126
	Avient Corp.	2,343,288	79,109
	Sensient Technologies Corp.	1,083,149	78,983
	Boise Cascade Co.	1,016,507	69,804
*	MP Materials Corp.	2,744,859	66,645
	Innospec Inc.	638,126	65,638
*	Ingevity Corp.	914,739	64,434
	NewMarket Corp.	190,711	59,332
	Stepan Co.	544,115	57,926
	Quaker Chemical Corp.	346,523	57,835
*	Arconic Corp.	2,614,835	55,330
	Scotts Miracle-Gro Co.	1,070,803	52,030
		Shares	Market Value• ($000)
	Minerals Technologies Inc.	836,092	50,768
	Materion Corp.	528,965	46,290
	Carpenter Technology Corp.	1,248,287	46,112
	Westlake Corp.	410,751	42,118
	Tronox Holdings plc	2,985,002	40,924
	Worthington Industries Inc.	768,512	38,203
	Compass Minerals International Inc.	880,503	36,101
	Kaiser Aluminum Corp.	410,727	31,199
	Mativ Holdings Inc.	1,415,738	29,589
	GrafTech International Ltd.	4,958,685	23,603
*	Coeur Mining Inc.	6,515,072	21,891
*	Ecovyst Inc.	2,181,636	19,329
	Schnitzer Steel Industries Inc. Class A	620,320	19,013
	Koppers Holdings Inc.	511,593	14,427
*	Century Aluminum Co.	1,294,542	10,589
*,1	Amyris Inc.	5,872,689	8,985
			4,729,804
Consumer Discretionary (14.3%)
*	Liberty Media Corp.-Liberty Formula One Class C	5,071,367	303,166
	Aramark	6,666,943	275,611
*	Deckers Outdoor Corp.	681,935	272,201
	Service Corp. International	3,764,731	260,293
*	Five Below Inc.	1,358,674	240,309
	Tapestry Inc.	6,208,606	236,424
*	BJ's Wholesale Club Holdings Inc.	3,463,833	229,167
*	Wynn Resorts Ltd.	2,481,647	204,661
	Williams-Sonoma Inc.	1,714,922	197,079
*	Capri Holdings Ltd.	3,377,489	193,598
	Churchill Downs Inc.	867,377	183,390

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Floor & Decor Holdings Inc. Class A	2,597,574	180,869
	Dick's Sporting Goods Inc.	1,464,847	176,206
*	Planet Fitness Inc. Class A	2,149,345	169,368
	Interpublic Group of Cos. Inc.	5,005,499	166,733
	Gentex Corp.	6,044,259	164,827
*	Crocs Inc.	1,511,372	163,878
*	Mattel Inc.	9,131,608	162,908
	Wyndham Hotels & Resorts Inc.	2,275,810	162,288
	Nexstar Media Group Inc. Class A	923,046	161,561
	Texas Roadhouse Inc. Class A	1,724,202	156,816
	Murphy USA Inc.	523,946	146,464
	H&R Block Inc.	4,005,778	146,251
*	Skechers USA Inc. Class A	3,458,111	145,068
	Pool Corp.	477,990	144,511
	Lithia Motors Inc. Class A	704,382	144,215
	Macy's Inc.	6,982,420	144,187
	Tempur Sealy International Inc.	4,185,248	143,680
	Polaris Inc.	1,418,714	143,290
*	Light & Wonder Inc.	2,413,649	141,440
	Harley-Davidson Inc.	3,389,923	141,021
*	Alaska Air Group Inc.	3,268,146	140,334
	Toll Brothers Inc.	2,774,009	138,479
*	IAA Inc.	3,446,587	137,863
*	SiteOne Landscape Supply Inc.	1,162,226	136,352
	U-Haul Holding Co.	2,448,822	134,636
*	Norwegian Cruise Line Holdings Ltd.	10,857,805	132,900
	New York Times Co. Class A	4,029,992	130,814
	Newell Brands Inc.	9,591,161	125,452
	Vail Resorts Inc.	519,461	123,814
*,1	GameStop Corp. Class A	6,671,551	123,157
*	RH	458,474	122,500
	TEGNA Inc.	5,753,570	121,918
	Marriott Vacations Worldwide Corp.	888,658	119,604
*	Penn Entertainment Inc.	3,996,737	118,703
	PVH Corp.	1,680,514	118,627
	Bath & Body Works Inc.	2,795,085	117,785
*,1	DraftKings Inc. Class A	9,830,427	111,969
	Leggett & Platt Inc.	3,415,898	110,094
*	AutoNation Inc.	1,021,731	109,632
		Shares	Market Value• ($000)
	Academy Sports & Outdoors Inc.	2,054,482	107,942
*	American Airlines Group Inc.	8,372,638	106,500
*	Hyatt Hotels Corp. Class A	1,177,431	106,499
	Wingstop Inc.	770,876	106,088
*	Asbury Automotive Group Inc.	570,313	102,229
	Ralph Lauren Corp. Class A	952,831	100,686
	Choice Hotels International Inc.	892,640	100,547
	Wendy's Co.	4,391,080	99,370
*	Fox Factory Holding Corp.	1,089,058	99,355
	Whirlpool Corp.	702,248	99,340
	Thor Industries Inc.	1,313,965	99,191
	Boyd Gaming Corp.	1,747,952	95,316
*	Visteon Corp.	725,165	94,873
	Lear Corp.	761,499	94,441
*	Bright Horizons Family Solutions Inc.	1,488,001	93,893
*	YETI Holdings Inc.	2,222,341	91,805
	Foot Locker Inc.	2,404,056	90,849
*	Lyft Inc. Class A	8,170,990	90,044
*	Avis Budget Group Inc.	534,113	87,557
*	Meritage Homes Corp.	942,289	86,879
*	Hilton Grand Vacations Inc.	2,223,413	85,690
*	Grand Canyon Education Inc.	802,481	84,790
*	Taylor Morrison Home Corp. Class A	2,651,854	80,484
*	National Vision Holdings Inc.	2,033,342	78,812
*	Chegg Inc.	3,071,432	77,615
	Signet Jewelers Ltd.	1,132,027	76,978
	World Wrestling Entertainment Inc. Class A	1,116,335	76,491
	Kohl's Corp.	3,005,208	75,881
*	Coty Inc. Class A	8,761,140	74,995
	Madison Square Garden Sports Corp.	408,200	74,835
*	Goodyear Tire & Rubber Co.	7,288,264	73,976
	Travel + Leisure Co.	1,989,578	72,421
*	Skyline Champion Corp.	1,393,361	71,772
*	elf Beauty Inc.	1,295,835	71,660
*	Topgolf Callaway Brands Corp.	3,572,115	70,549
	Columbia Sportswear Co.	800,247	70,086
	Carter's Inc.	934,085	69,692

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Gap Inc.	6,113,567	68,961
*	Helen of Troy Ltd.	618,155	68,560
	Papa John's International Inc.	819,206	67,429
*	Victoria's Secret & Co.	1,884,039	67,411
*	Wayfair Inc. Class A	1,993,305	65,560
	Group 1 Automotive Inc.	356,886	64,372
	Penske Automotive Group Inc.	551,124	63,341
	KB Home	1,984,444	63,205
*	Ollie's Bargain Outlet Holdings Inc.	1,312,867	61,495
*,1	Peloton Interactive Inc. Class A	7,674,392	60,935
	American Eagle Outfitters Inc.	4,346,147	60,672
	Rush Enterprises Inc. Class A	1,148,733	60,056
*	Hertz Global Holdings Inc.	3,871,770	59,587
	Steven Madden Ltd.	1,806,037	57,721
	LCI Industries	622,477	57,548
[1]	Hanesbrands Inc.	8,990,996	57,183
	Kontoor Brands Inc.	1,429,138	57,151
	Graham Holdings Co. Class B	93,923	56,749
*	Gentherm Inc.	855,403	55,849
*,1	AMC Entertainment Holdings Inc. Class A	13,700,659	55,762
*	Dorman Products Inc.	688,131	55,649
*	Sonos Inc.	3,264,121	55,164
	Spirit Airlines Inc.	2,804,903	54,639
	Cracker Barrel Old Country Store Inc.	571,134	54,109
*	JetBlue Airways Corp.	8,345,579	54,079
*	Sabre Corp.	8,460,760	52,287
	Red Rock Resorts Inc. Class A	1,270,284	50,824
	Dana Inc.	3,324,318	50,297
*	Under Armour Inc. Class A	4,847,004	49,246
*	Duolingo Inc. Class A	685,056	48,728
*	SeaWorld Entertainment Inc.	905,288	48,442
*	Tri Pointe Homes Inc.	2,599,959	48,333
*	PowerSchool Holdings Inc. Class A	2,055,371	47,438
*	TripAdvisor Inc.	2,634,160	47,362
*	LGI Homes Inc.	510,089	47,234
	MDC Holdings Inc.	1,468,844	46,415
*	ODP Corp.	1,003,245	45,688
	Bloomin' Brands Inc.	2,262,092	45,513
*	Under Armour Inc. Class C	5,035,569	44,917
		Shares	Market Value• ($000)
	Strategic Education Inc.	567,125	44,417
*	Frontdoor Inc.	2,099,735	43,674
	Inter Parfums Inc.	451,750	43,603
	John Wiley & Sons Inc. Class A	1,082,449	43,363
*,1	Leslie's Inc.	3,537,020	43,187
*	Six Flags Entertainment Corp.	1,821,211	42,343
*	Driven Brands Holdings Inc.	1,509,713	41,230
	MillerKnoll Inc.	1,946,878	40,904
*	Shake Shack Inc. Class A	961,508	39,931
	Cheesecake Factory Inc.	1,258,652	39,912
[1]	Nordstrom Inc.	2,468,653	39,844
*	Adtalem Global Education Inc.	1,111,443	39,456
	PriceSmart Inc.	637,032	38,719
*	Knowles Corp.	2,343,490	38,480
*	Dave & Buster's Entertainment Inc.	1,056,443	37,440
*	Urban Outfitters Inc.	1,543,757	36,819
	Laureate Education Inc. Class A	3,818,244	36,731
	Monro Inc.	810,536	36,636
*	KAR Auction Services Inc.	2,806,094	36,620
	Jack in the Box Inc.	535,437	36,533
	Oxford Industries Inc.	389,547	36,298
*	Brinker International Inc.	1,134,565	36,204
*	Central Garden & Pet Co. Class A	1,007,794	36,079
	Buckle Inc.	774,394	35,119
	Levi Strauss & Co. Class A	2,244,397	34,833
	Acushnet Holdings Corp.	814,073	34,566
*	Sally Beauty Holdings Inc.	2,758,205	34,533
*,1	QuantumScape Corp. Class A	5,970,877	33,855
*	Stride Inc.	1,053,378	32,950
[1]	Dillard's Inc. Class A	101,608	32,840
*,1	iRobot Corp.	669,519	32,224
*,1	Fisker Inc. Class A	4,395,503	31,955
*	Liberty Media Corp.-Liberty Formula One Class A	597,480	31,923
*	Madison Square Garden Entertainment Corp.	677,705	30,476
*,1	Dutch Bros Inc. Class A	1,056,180	29,774
*	Coursera Inc.	2,454,994	29,043

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Luminar Technologies Inc. Class A	5,818,749	28,803
	HNI Corp.	1,012,533	28,786
	Scholastic Corp.	705,729	27,848
*	Abercrombie & Fitch Co. Class A	1,210,540	27,733
	Rent-A-Center Inc.	1,219,223	27,493
*	Allegiant Travel Co.	402,926	27,395
	La-Z-Boy Inc.	1,108,780	25,302
*	ACV Auctions Inc. Class A	3,032,032	24,893
	Dine Brands Global Inc.	383,755	24,791
*	Cavco Industries Inc.	109,017	24,665
*	Cinemark Holdings Inc.	2,795,845	24,212
*	Boot Barn Holdings Inc.	384,121	24,015
*,1	Revolve Group Inc. Class A	1,049,769	23,368
	Sturm Ruger & Co. Inc.	455,185	23,041
*	Overstock.com Inc.	1,178,658	22,819
	Matthews International Corp. Class A	741,697	22,577
*	Cars.com Inc.	1,631,039	22,459
	Wolverine World Wide Inc.	2,029,193	22,179
*	Figs Inc. Class A	3,279,476	22,071
*	American Axle & Manufacturing Holdings Inc.	2,804,038	21,928
[1]	Camping World Holdings Inc. Class A	977,013	21,807
*	PROG Holdings Inc.	1,289,141	21,774
*	SkyWest Inc.	1,303,921	21,528
*	Udemy Inc.	2,003,079	21,132
*	EW Scripps Co. Class A	1,567,385	20,674
	Sonic Automotive Inc. Class A	411,127	20,256
*	Petco Health & Wellness Co. Inc. Class A	2,055,583	19,487
*,1	Sweetgreen Inc. Class A	2,131,668	18,268
*,1	Mister Car Wash Inc.	1,964,762	18,135
[1]	Krispy Kreme Inc.	1,725,731	17,810
*	Vista Outdoor Inc.	728,825	17,761
*	iHeartMedia Inc. Class A	2,823,959	17,311
*	Lions Gate Entertainment Corp. Class B	3,185,381	17,297
*,1	Portillo's Inc. Class A	1,039,095	16,958
*	GoPro Inc. Class A	3,341,004	16,638
		Shares	Market Value• ($000)
	Sinclair Broadcast Group Inc. Class A	1,063,286	16,492
	Steelcase Inc. Class A	2,259,642	15,976
*	BJ's Restaurants Inc.	572,633	15,106
*	Life Time Group Holdings Inc.	1,250,941	14,961
	Interface Inc. Class A	1,498,871	14,794
	Guess? Inc.	701,271	14,509
*	G-III Apparel Group Ltd.	1,040,051	14,259
*	Qurate Retail Inc. Class A	8,669,961	14,132
*,1	Corsair Gaming Inc.	1,035,642	14,054
	U-Haul Holding Co.	232,881	14,017
*	Sleep Number Corp.	538,573	13,992
*	Poshmark Inc. Class A	772,689	13,816
*,1	Bowlero Corp.	990,099	13,347
*	Sun Country Airlines Holdings Inc.	824,281	13,073
*	Hawaiian Holdings Inc.	1,258,611	12,913
	Designer Brands Inc. Class A	1,310,208	12,814
*	Integral Ad Science Holding Corp.	1,387,448	12,196
*	2U Inc.	1,911,575	11,986
*,1	Carvana Co. Class A	2,456,974	11,646
*	AMC Networks Inc. Class A	730,404	11,445
	Big Lots Inc.	708,542	10,416
	Caleres Inc.	446,323	9,944
*,1	SES AI Corp.	3,146,358	9,911
*	Clear Channel Outdoor Holdings Inc.	9,199,786	9,660
*	Lions Gate Entertainment Corp. Class A	1,609,720	9,191
*	Vizio Holding Corp. Class A	1,218,023	9,026
*	Sciplay Corp. Class A	555,645	8,935
*	Central Garden & Pet Co.	234,175	8,770
*	Frontier Group Holdings Inc.	841,662	8,644
*,1	Canoo Inc.	6,380,382	7,848
*	Genesco Inc.	160,021	7,364
*,1	ContextLogic Inc. Class A	14,833,843	7,234
*	Children's Place Inc.	159,480	5,808
*,1	Arhaus Inc. Class A	546,121	5,325
*,1	Cricut Inc. Class A	562,032	5,210
	Global Industrial Co.	218,342	5,138
	Smith & Wesson Brands Inc.	589,769	5,119
*	Rush Street Interactive Inc.	1,404,937	5,044

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Dream Finders Homes Inc. Class A	544,426	4,715
*	Zumiez Inc.	200,665	4,362
*	Angi Inc. Class A	1,731,259	4,068
[1]	Weber Inc. Class A	478,607	3,853
*	Vacasa Inc. Class A	3,021,350	3,807
	Rush Enterprises Inc. Class B	65,306	3,675
*,1	Bed Bath & Beyond Inc.	1,435,420	3,603
*	Stitch Fix Inc. Class A	990,274	3,080
*	Allbirds Inc. Class A	1,239,131	2,999
*	Cardlytics Inc.	405,881	2,346
*	Latham Group Inc.	527,978	1,700
*	Brilliant Earth Group Inc. Class A	260,654	1,123
			16,061,329
Consumer Staples (3.5%)
	Bunge Ltd.	3,859,730	385,085
*	Darling Ingredients Inc.	4,129,546	258,468
*	Performance Food Group Co.	4,011,131	234,210
	Casey's General Stores Inc.	959,952	215,365
*	US Foods Holding Corp.	5,215,146	177,419
	Lamb Weston Holdings Inc.	1,852,952	165,580
	Ingredion Inc.	1,604,658	157,144
	Flowers Foods Inc.	5,168,391	148,540
*	Post Holdings Inc.	1,358,922	122,656
	Molson Coors Beverage Co. Class B	2,320,593	119,557
*	Celsius Holdings Inc.	1,080,230	112,387
	Lancaster Colony Corp.	496,915	98,041
*	Simply Good Foods Co.	2,550,969	97,013
*	BellRing Brands Inc.	3,464,588	88,832
*	Sprouts Farmers Market Inc.	2,727,405	88,286
*	Boston Beer Co. Inc. Class A	237,172	78,153
*	Hostess Brands Inc. Class A	3,449,638	77,410
*	TreeHouse Foods Inc.	1,445,009	71,355
*	Grocery Outlet Holding Corp.	2,255,838	65,848
	Spectrum Brands Holdings Inc.	1,050,980	64,026
*	Freshpet Inc.	1,175,474	62,030
	Energizer Holdings Inc.	1,836,946	61,629
	Coca-Cola Consolidated Inc.	118,561	60,746
		Shares	Market Value• ($000)
*	United Natural Foods Inc.	1,543,445	59,747
	WD-40 Co.	349,871	56,403
	Cal-Maine Foods Inc.	1,023,521	55,731
	Edgewell Personal Care Co.	1,325,455	51,083
	Nu Skin Enterprises Inc. Class A	1,209,705	51,001
	J & J Snack Foods Corp.	297,119	44,482
	Reynolds Consumer Products Inc.	1,351,844	40,528
	Vector Group Ltd.	3,390,027	40,206
*	Herbalife Nutrition Ltd.	2,521,888	37,526
*	Hain Celestial Group Inc.	2,301,335	37,236
	Weis Markets Inc.	415,871	34,222
	Medifast Inc.	281,577	32,480
	Universal Corp.	601,128	31,746
	Utz Brands Inc.	1,769,904	28,071
*	National Beverage Corp.	601,184	27,973
	Andersons Inc.	776,966	27,186
	Fresh Del Monte Produce Inc.	986,272	25,830
	Seaboard Corp.	5,985	22,595
*,1	Beauty Health Co.	2,398,188	21,823
*	Pilgrim's Pride Corp.	913,712	21,682
[1]	B&G Foods Inc.	1,846,655	20,590
*	Duckhorn Portfolio Inc.	1,187,282	19,673
*,1	Beyond Meat Inc.	1,478,173	18,196
	Tootsie Roll Industries Inc.	415,264	17,678
*	USANA Health Sciences Inc.	296,973	15,799
*	Sovos Brands Inc.	910,575	13,085
	ACCO Brands Corp.	2,307,495	12,899
*	Olaplex Holdings Inc.	1,255,291	6,540
*,1	BRC Inc. Class A	1,055,317	6,448
*	Vital Farms Inc.	314,823	4,697
*,2	Fresh Market Inc.	709,594	—
			3,892,936
Energy (6.0%)
	Targa Resources Corp.	5,832,853	428,715
*	First Solar Inc.	2,609,564	390,887
	APA Corp.	8,284,019	386,698
	Ovintiv Inc.	6,396,643	324,374
	Chesapeake Energy Corp.	3,279,491	309,486
	NOV Inc.	10,121,137	211,431
*	Antero Resources Corp.	6,573,096	203,700
	HF Sinclair Corp.	3,620,234	187,854

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	79,327	185,961
*	Southwestern Energy Co.	28,434,851	166,344
	Matador Resources Co.	2,892,366	165,559
	Murphy Oil Corp.	3,805,251	163,664
	PDC Energy Inc.	2,374,110	150,708
	ChampionX Corp.	5,136,698	148,913
	Range Resources Corp.	5,914,458	147,980
	EQT Corp.	4,255,776	143,973
	Chord Energy Corp.	1,018,474	139,337
	DT Midstream Inc.	2,492,885	137,757
	PBF Energy Inc. Class A	3,054,455	124,561
	Helmerich & Payne Inc.	2,444,020	121,150
	SM Energy Co.	3,163,966	110,201
*	Denbury Inc.	1,219,033	106,080
	Magnolia Oil & Gas Corp. Class A	4,347,837	101,957
	Patterson-UTI Energy Inc.	5,586,618	94,079
	Antero Midstream Corp.	8,013,764	86,468
	California Resources Corp.	1,893,039	82,366
	Cactus Inc. Class A	1,564,531	78,633
*	Peabody Energy Corp.	2,966,207	78,367
*	Transocean Ltd.	16,740,942	76,339
	Civitas Resources Inc.	1,315,828	76,226
	Equitrans Midstream Corp.	11,151,466	74,715
*	CNX Resources Corp.	4,417,683	74,394
*	Array Technologies Inc.	3,683,659	71,205
	New Fortress Energy Inc.	1,626,046	68,977
	Arcosa Inc.	1,245,894	67,702
	Liberty Energy Inc. Class A	4,224,232	67,630
*,1	ChargePoint Holdings Inc.	7,005,973	66,767
	Arch Resources Inc.	465,906	66,527
*	Callon Petroleum Co.	1,587,423	58,877
*	Shoals Technologies Group Inc. Class A	2,232,193	55,068
	Alpha Metallurgical Resources Inc.	349,186	51,117
*	Noble Corp. plc	1,350,114	50,913
*	NexTier Oilfield Solutions Inc.	5,377,326	49,686
	Delek US Holdings Inc.	1,795,722	48,484
*	Ameresco Inc. Class A	830,145	47,434
*	Weatherford International plc	910,169	46,346
		Shares	Market Value• ($000)
	Warrior Met Coal Inc.	1,330,914	46,103
*	Oceaneering International Inc.	2,583,317	45,182
	Permian Resources Corp. Class A	4,461,250	41,936
	World Fuel Services Corp.	1,515,760	41,426
	Enviva Inc.	774,621	41,032
*	SunPower Corp.	2,243,957	40,458
*	NOW Inc.	2,845,832	36,142
	Archrock Inc.	4,009,552	36,006
*,1	Stem Inc.	3,781,571	33,807
	Comstock Resources Inc.	2,409,203	33,030
*	FuelCell Energy Inc.	10,450,709	29,053
	Sitio Royalties Corp.	943,151	27,210
*	ProPetro Holding Corp.	2,506,680	25,994
*	MRC Global Inc.	2,154,512	24,949
	CVR Energy Inc.	777,085	24,354
	Core Laboratories NV	1,194,868	24,220
*	Dril-Quip Inc.	830,312	22,560
	RPC Inc.	2,232,701	19,849
*,1	Fluence Energy Inc. Class A	1,039,483	17,827
[1]	Kinetik Holdings Inc. Class A	444,054	14,689
*	ProFrac Holding Corp. Class A	556,067	14,013
*	Helix Energy Solutions Group Inc.	1,858,263	13,714
	Crescent Energy Co. Class A	995,324	11,934
*	Tellurian Inc.	6,549,200	11,003
*,1	EVgo Inc. Class A	1,786,416	7,985
*,1	OPAL Fuels Inc. Class A	97,574	710
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			6,780,796
Financials (14.9%)
	First Horizon Corp.	13,831,339	338,868
	American Financial Group Inc.	1,864,768	255,995
	Reinsurance Group of America Inc.	1,722,130	244,697
	East West Bancorp Inc.	3,631,677	239,328
	Comerica Inc.	3,374,119	225,560
	Webster Financial Corp.	4,483,579	212,253
	Invesco Ltd.	11,718,023	210,807
	LPL Financial Holdings Inc.	974,192	210,591
	RenaissanceRe Holdings Ltd.	1,126,059	207,454

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Cullen/Frost Bankers Inc.	1,491,087	199,358
	First Citizens BancShares Inc. Class A	260,858	197,824
	Commerce Bancshares Inc.	2,906,094	197,818
	Carlyle Group Inc.	6,558,093	195,693
	Zions Bancorp NA	3,855,016	189,513
	Signature Bank	1,621,355	186,813
	SEI Investments Co.	3,126,639	182,283
	Unum Group	4,361,023	178,933
	Old Republic International Corp.	7,056,629	170,418
	Assurant Inc.	1,361,294	170,243
	Brown & Brown Inc.	2,919,022	166,297
	Erie Indemnity Co. Class A	654,540	162,797
	Prosperity Bancshares Inc.	2,235,111	162,448
	Western Alliance Bancorp	2,665,970	158,785
	Voya Financial Inc.	2,503,689	153,952
	Affiliated Managers Group Inc.	970,575	153,768
[1]	AGNC Investment Corp.	14,729,556	152,451
	Stifel Financial Corp.	2,601,558	151,853
	SouthState Corp.	1,950,429	148,935
	Kinsale Capital Group Inc.	564,994	147,757
	RLI Corp.	1,110,813	145,816
	New York Community Bancorp Inc.	16,651,983	143,207
	Morningstar Inc.	656,236	142,134
	Jefferies Financial Group Inc.	4,130,044	141,578
	Glacier Bancorp Inc.	2,854,063	141,048
	United Bankshares Inc.	3,469,648	140,486
	Starwood Property Trust Inc.	7,577,674	138,899
	Selective Insurance Group Inc.	1,553,128	137,623
	Pinnacle Financial Partners Inc.	1,871,473	137,366
	Globe Life Inc.	1,127,817	135,958
	Old National Bancorp	7,546,767	135,691
	Primerica Inc.	950,742	134,834
	Synovus Financial Corp.	3,560,477	133,696
	First American Financial Corp.	2,534,503	132,656
	Wintrust Financial Corp.	1,565,664	132,330
*	Robinhood Markets Inc. Class A	15,642,003	127,326
		Shares	Market Value• ($000)
	Valley National Bancorp	11,089,982	125,428
	Popular Inc.	1,873,017	124,218
	Lincoln National Corp.	3,925,240	120,583
	First Financial Bankshares Inc.	3,491,624	120,112
[1]	Blue Owl Capital Inc. Class A	11,301,328	119,794
	FNB Corp.	9,038,418	117,951
	Cadence Bank	4,701,425	115,937
	Bank OZK	2,877,596	115,276
	Home BancShares Inc.	4,992,815	113,786
	Houlihan Lokey Inc. Class A	1,284,497	111,957
	Hanover Insurance Group Inc.	824,706	111,443
	SLM Corp.	6,446,443	107,011
	Axis Capital Holdings Ltd.	1,963,391	106,357
	Essent Group Ltd.	2,636,407	102,504
	Hancock Whitney Corp.	2,097,590	101,502
	American Equity Investment Life Holding Co.	2,208,403	100,747
	Umpqua Holdings Corp.	5,592,985	99,835
	Rithm Capital Corp.	12,205,427	99,718
	MGIC Investment Corp.	7,653,051	99,490
	Independent Bank Corp.	1,176,106	99,299
	Lazard Ltd. Class A	2,760,195	95,696
	OneMain Holdings Inc.	2,834,006	94,401
	Assured Guaranty Ltd.	1,468,500	91,429
*	Brighthouse Financial Inc.	1,781,202	91,322
*	Ryan Specialty Holdings Inc. Class A	2,171,473	90,138
	White Mountains Insurance Group Ltd.	63,017	89,127
	Blackstone Mortgage Trust Inc. Class A	4,183,103	88,556
*,1	SoFi Technologies Inc.	19,127,846	88,179
	CVB Financial Corp.	3,422,191	88,121
	United Community Banks Inc.	2,598,802	87,840
	Evercore Inc. Class A	800,523	87,321
	Community Bank System Inc.	1,384,526	87,156
	ServisFirst Bancshares Inc.	1,259,758	86,810
	First Hawaiian Inc.	3,289,808	85,667
	Associated Banc-Corp	3,680,481	84,982
	Ally Financial Inc.	3,464,683	84,711
	UMB Financial Corp.	995,900	83,178

Small-Cap Index Fund
		Shares	Market Value• ($000)
	FirstCash Holdings Inc.	954,764	82,979
	Kemper Corp.	1,646,117	80,989
	Janus Henderson Group plc	3,414,665	80,313
	Ameris Bancorp	1,697,577	80,024
	Bank of Hawaii Corp.	1,030,970	79,962
	Federated Hermes Inc. Class B	2,178,121	79,088
*,1	Credit Acceptance Corp.	166,490	78,983
	First Interstate BancSystem Inc. Class A	2,018,260	78,006
*	Texas Capital Bancshares Inc.	1,285,770	77,545
	Pacific Premier Bancorp Inc.	2,448,149	77,264
	Radian Group Inc.	4,045,846	77,154
	Cathay General Bancorp	1,821,442	74,297
	Fulton Financial Corp.	4,315,649	72,632
	WSFS Financial Corp.	1,586,821	71,946
	Eastern Bankshares Inc.	4,097,169	70,676
	PacWest Bancorp	3,035,471	69,664
*	Genworth Financial Inc. Class A	12,789,622	67,657
	Atlantic Union Bankshares Corp.	1,925,125	67,649
	BankUnited Inc.	1,990,981	67,634
	CNO Financial Group Inc.	2,947,649	67,354
	Simmons First National Corp. Class A	3,108,043	67,072
	Jackson Financial Inc. Class A	1,925,507	66,988
	International Bancshares Corp.	1,440,368	65,911
*	Mr Cooper Group Inc.	1,636,308	65,665
	Walker & Dunlop Inc.	808,071	63,417
	Moelis & Co. Class A	1,648,212	63,242
	First Merchants Corp.	1,534,740	63,093
	BOK Financial Corp.	606,447	62,943
*	Enstar Group Ltd.	267,791	61,870
	Columbia Banking System Inc.	2,026,431	61,056
	First Bancorp	4,756,625	60,504
	Piper Sandler Cos.	436,558	56,835
	Washington Federal Inc.	1,682,762	56,457
	First Financial Bancorp	2,321,486	56,250
*	Axos Financial Inc.	1,468,701	56,134
	Banner Corp.	880,921	55,674
	Arbor Realty Trust Inc.	4,198,386	55,377
	Towne Bank	1,780,178	54,901
		Shares	Market Value• ($000)
	Independent Bank Group Inc.	902,158	54,202
	WesBanco Inc.	1,447,983	53,546
	Park National Corp.	377,093	53,076
	Hamilton Lane Inc. Class A	829,535	52,991
	Renasant Corp.	1,369,654	51,485
	Artisan Partners Asset Management Inc. Class A	1,662,298	49,370
	Trustmark Corp.	1,413,546	49,347
	Virtu Financial Inc. Class A	2,380,676	48,590
*	Focus Financial Partners Inc. Class A	1,272,907	47,441
	Northwest Bancshares Inc.	3,272,166	45,745
	NBT Bancorp Inc.	1,048,600	45,530
*	Trupanion Inc.	948,060	45,061
[1]	Claros Mortgage Trust Inc.	3,030,593	44,580
	TPG Inc. Class A	1,554,605	43,265
	Navient Corp.	2,620,547	43,108
	PJT Partners Inc. Class A	566,104	41,716
	BancFirst Corp.	465,801	41,074
	National Bank Holdings Corp. Class A	968,826	40,759
	Cohen & Steers Inc.	627,479	40,510
*	BRP Group Inc. Class A	1,582,910	39,794
*	Cannae Holdings Inc.	1,909,956	39,441
	Horace Mann Educators Corp.	1,053,821	39,381
	Provident Financial Services Inc.	1,842,675	39,360
	Apollo Commercial Real Estate Finance Inc.	3,622,392	38,977
	Westamerica Bancorp	658,727	38,871
	Hope Bancorp Inc.	2,924,709	37,466
	Eagle Bancorp Inc.	822,499	36,248
	Two Harbors Investment Corp.	2,226,836	35,117
	Hilltop Holdings Inc.	1,165,044	34,963
	StepStone Group Inc. Class A	1,358,133	34,198
	Virtus Investment Partners Inc.	177,026	33,890
	City Holding Co.	363,598	33,847
	OFG Bancorp	1,225,542	33,776
	Berkshire Hills Bancorp Inc.	1,102,129	32,954
	PennyMac Financial Services Inc.	580,628	32,898
[1]	Chimera Investment Corp.	5,972,161	32,847

Small-Cap Index Fund
		Shares	Market Value• ($000)
	S&T Bancorp Inc.	954,732	32,633
*	PRA Group Inc.	954,096	32,229
	First Commonwealth Financial Corp.	2,285,747	31,932
	BGC Partners Inc. Class A	8,371,141	31,559
	Brookline Bancorp Inc.	2,180,066	30,848
	Safety Insurance Group Inc.	360,808	30,402
	Employers Holdings Inc.	700,853	30,228
*	Blucora Inc.	1,172,082	29,923
	Ladder Capital Corp. Class A	2,934,807	29,465
	Capitol Federal Financial Inc.	3,365,770	29,114
[1]	Compass Diversified Holdings	1,581,375	28,828
	PennyMac Mortgage Investment Trust	2,291,259	28,389
	Nelnet Inc. Class A	306,591	27,823
*	Encore Capital Group Inc.	572,425	27,442
[1]	Franklin BSP Realty Trust Inc.	2,125,189	27,415
	MFA Financial Inc.	2,623,106	25,838
	Mercury General Corp.	713,471	24,401
	ProAssurance Corp.	1,390,537	24,293
*	LendingClub Corp.	2,707,827	23,829
*,1	Upstart Holdings Inc.	1,793,346	23,708
	Tompkins Financial Corp.	298,607	23,166
	Heartland Financial USA Inc.	464,815	21,670
*	Columbia Financial Inc.	988,213	21,365
	Argo Group International Holdings Ltd.	813,019	21,017
	TFS Financial Corp.	1,444,972	20,822
	Enact Holdings Inc.	839,142	20,240
*	Ambac Financial Group Inc.	1,158,737	20,208
	Redwood Trust Inc.	2,920,591	19,743
[1]	ARMOUR Residential REIT Inc.	3,405,641	19,174
	WisdomTree Inc.	3,209,014	17,489
	Northfield Bancorp Inc.	1,107,913	17,427
	KKR Real Estate Finance Trust Inc.	1,246,215	17,397
*,1	Lemonade Inc.	1,247,655	17,068
	United Fire Group Inc.	616,862	16,877
*	Goosehead Insurance Inc. Class A	490,428	16,841
		Shares	Market Value• ($000)
*	Open Lending Corp. Class A	2,440,735	16,475
	iStar Inc.	2,122,405	16,194
	Kearny Financial Corp.	1,567,028	15,905
*	Triumph Financial Inc.	299,646	14,644
	BrightSpire Capital Inc. Class A	2,325,923	14,490
*	Palomar Holdings Inc.	308,852	13,948
	National Western Life Group Inc. Class A	48,642	13,668
*	SiriusPoint Ltd.	2,298,701	13,562
	Central Pacific Financial Corp.	666,518	13,517
*,1	Silvergate Capital Corp. Class A	775,730	13,498
*,1	Riot Blockchain Inc.	3,879,873	13,153
*	AssetMark Financial Holdings Inc.	570,816	13,129
*	Clearwater Analytics Holdings Inc. Class A	686,802	12,878
	Live Oak Bancshares Inc.	425,011	12,835
[1]	Invesco Mortgage Capital Inc.	911,094	11,598
	Broadmark Realty Capital Inc.	3,254,035	11,584
	P10 Inc. Class A	1,054,206	11,248
	TPG RE Finance Trust Inc.	1,595,978	10,837
*,1	Marathon Digital Holdings Inc.	2,860,177	9,782
	Victory Capital Holdings Inc. Class A	308,900	8,288
	GCM Grosvenor Inc. Class A	1,088,435	8,283
*	Oscar Health Inc. Class A	3,240,702	7,972
[1]	UWM Holdings Corp. Class A	2,146,596	7,105
*	World Acceptance Corp.	104,776	6,909
*,1	Hagerty Inc. Class A	531,626	4,471
*	LendingTree Inc.	140,006	2,986
	loanDepot Inc. Class A	1,300,426	2,146
*,1	Bakkt Holdings Inc.	1,547,417	1,841
	Associated Capital Group Inc. Class A	42,372	1,779
	Goldman Sachs Group Inc.	1	—
			16,757,879
Health Care (11.9%)
	Bio-Techne Corp.	4,044,486	335,207
*	United Therapeutics Corp.	1,174,346	326,574
*	Neurocrine Biosciences Inc.	2,477,017	295,855

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Sarepta Therapeutics Inc.	2,148,696	278,428
*	Jazz Pharmaceuticals plc	1,541,322	245,548
*	Repligen Corp.	1,430,671	242,227
*	Exact Sciences Corp.	4,579,614	226,737
*	Penumbra Inc.	929,605	206,800
*	Novocure Ltd.	2,704,393	198,367
*	Halozyme Therapeutics Inc.	3,483,813	198,229
	Chemed Corp.	383,102	195,547
*	Acadia Healthcare Co. Inc.	2,344,112	192,967
*	Shockwave Medical Inc.	931,311	191,487
*	Masimo Corp.	1,286,726	190,371
*	Inspire Medical Systems Inc.	744,433	187,508
	Organon & Co.	6,553,911	183,051
	Bruker Corp.	2,652,760	181,316
	DENTSPLY SIRONA Inc.	5,539,129	176,366
	Encompass Health Corp.	2,571,077	153,776
*	Elanco Animal Health Inc.	12,222,331	149,357
*	Globus Medical Inc. Class A	1,994,356	148,121
*	Charles River Laboratories International Inc.	655,436	142,820
*	Envista Holdings Corp.	4,201,074	141,450
*	Karuna Therapeutics Inc.	708,269	139,175
*	Tenet Healthcare Corp.	2,785,849	135,922
*	HealthEquity Inc.	2,178,049	134,255
*	Exelixis Inc.	8,311,011	133,309
*	Ionis Pharmaceuticals Inc.	3,477,112	131,331
	Ensign Group Inc.	1,358,078	128,488
*	Medpace Holdings Inc.	600,926	127,643
*	Apellis Pharmaceuticals Inc.	2,421,786	125,231
*	LHC Group Inc.	759,590	122,818
*	Option Care Health Inc.	3,983,885	119,875
	Perrigo Co. plc	3,469,206	118,265
*	Intra-Cellular Therapies Inc.	2,196,167	116,221
*	Azenta Inc.	1,932,977	112,538
*	Alkermes plc	4,233,591	110,624
	Universal Health Services Inc. Class B	785,159	110,621
*	QuidelOrtho Corp.	1,276,344	109,344
*	Natera Inc.	2,668,905	107,210
		Shares	Market Value• ($000)
	Premier Inc. Class A	3,060,098	107,042
*	Cytokinetics Inc.	2,316,378	106,136
*	Arrowhead Pharmaceuticals Inc.	2,590,911	105,087
*	Merit Medical Systems Inc.	1,466,559	103,568
*	Integra LifeSciences Holdings Corp.	1,829,198	102,563
*	Haemonetics Corp.	1,303,970	102,557
*	Syneos Health Inc.	2,651,449	97,255
*	Madrigal Pharmaceuticals Inc.	330,550	95,942
*	ICU Medical Inc.	586,997	92,440
*	Lantheus Holdings Inc.	1,773,550	90,380
*	Teladoc Health Inc.	3,755,094	88,808
*	Amicus Therapeutics Inc.	7,238,730	88,385
*	Vaxcyte Inc.	1,831,607	87,826
*	agilon health Inc.	5,307,462	85,662
*	10X Genomics Inc. Class A	2,340,004	85,270
*,1	Doximity Inc. Class A	2,486,359	83,442
*	Neogen Corp.	5,289,686	80,562
*	Prestige Consumer Healthcare Inc.	1,276,085	79,883
*	Axonics Inc.	1,276,310	79,808
*	Ultragenyx Pharmaceutical Inc.	1,715,999	79,502
*	1Life Healthcare Inc.	4,738,922	79,187
*	Tandem Diabetes Care Inc.	1,656,703	74,469
*	Oak Street Health Inc.	3,442,666	74,052
*	Denali Therapeutics Inc.	2,624,636	72,991
*	Intellia Therapeutics Inc.	2,086,354	72,793
*	PTC Therapeutics Inc.	1,852,066	70,693
*	Inari Medical Inc.	1,105,944	70,294
*	Amedisys Inc.	837,212	69,941
*	Insmed Inc.	3,491,913	69,768
	CONMED Corp.	785,459	69,623
*,1	Axsome Therapeutics Inc.	895,155	69,043
*	iRhythm Technologies Inc.	737,010	69,036
*	Guardant Health Inc.	2,507,397	68,201
*	Blueprint Medicines Corp.	1,541,598	67,537
*	Beam Therapeutics Inc.	1,724,882	67,460
*	Evolent Health Inc. Class A	2,346,675	65,895
*	Vir Biotechnology Inc.	2,572,345	65,106
	Select Medical Holdings Corp.	2,617,437	64,991
*	Enovis Corp.	1,185,956	63,472

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Patterson Cos. Inc.	2,246,963	62,982
*	Mirati Therapeutics Inc.	1,335,398	60,507
*	STAAR Surgical Co.	1,242,104	60,292
*	Progyny Inc.	1,914,674	59,642
*	Integer Holdings Corp.	853,668	58,442
*	Omnicell Inc.	1,150,521	58,009
*	NuVasive Inc.	1,343,270	55,396
*	Signify Health Inc. Class A	1,839,360	52,716
*	Glaukos Corp.	1,167,638	51,002
*	Cerevel Therapeutics Holdings Inc.	1,611,106	50,814
*	AtriCure Inc.	1,138,382	50,521
*,1	Ginkgo Bioworks Holdings Inc. Class A	29,670,722	50,144
*	ACADIA Pharmaceuticals Inc.	3,129,231	49,817
*	Sage Therapeutics Inc.	1,302,908	49,693
*	Certara Inc.	3,085,657	49,587
*	Silk Road Medical Inc.	932,894	49,303
*	REVOLUTION Medicines Inc.	2,059,069	49,047
*	Corcept Therapeutics Inc.	2,357,680	47,885
*	DaVita Inc.	638,737	47,695
*	Amylyx Pharmaceuticals Inc.	1,279,176	47,266
*	Supernus Pharmaceuticals Inc.	1,323,268	47,201
*	Relay Therapeutics Inc.	2,959,630	44,217
*	Surgery Partners Inc.	1,579,475	44,004
*	Veracyte Inc.	1,848,805	43,872
*	Pacira BioSciences Inc.	1,123,118	43,364
*	Pacific Biosciences of California Inc.	5,243,452	42,891
*	Harmony Biosciences Holdings Inc.	764,209	42,108
*	Ironwood Pharmaceuticals Inc. Class A	3,359,272	41,621
*	Maravai LifeSciences Holdings Inc. Class A	2,880,934	41,226
*	Xencor Inc.	1,543,975	40,205
*	Arvinas Inc.	1,165,787	39,882
*	TG Therapeutics Inc.	3,370,355	39,871
*	Agios Pharmaceuticals Inc.	1,415,739	39,754
*,1	PROCEPT BioRobotics Corp.	921,913	38,296
	Embecta Corp.	1,490,236	37,688
*	Meridian Bioscience Inc.	1,129,248	37,502
*	IVERIC bio Inc.	1,728,252	37,002
*	AdaptHealth Corp. Class A	1,909,457	36,700
		Shares	Market Value• ($000)
*	Owens & Minor Inc.	1,866,063	36,444
*	FibroGen Inc.	2,178,792	34,904
*	Nevro Corp.	867,236	34,343
*	Privia Health Group Inc.	1,471,567	33,419
*	Twist Bioscience Corp.	1,379,735	32,852
*	Avanos Medical Inc.	1,198,135	32,422
*	CorVel Corp.	222,425	32,325
*	Outset Medical Inc.	1,244,714	32,139
*	SpringWorks Therapeutics Inc.	1,205,730	31,361
*	Apollo Medical Holdings Inc.	1,023,136	30,275
*	Pediatrix Medical Group Inc.	2,033,294	30,215
*	R1 RCM Inc.	2,682,351	29,372
*	Myriad Genetics Inc.	1,983,449	28,780
*	NeoGenomics Inc.	3,091,705	28,567
*,1	Warby Parker Inc. Class A	2,101,339	28,347
*	Ligand Pharmaceuticals Inc.	413,531	27,624
*	BioCryst Pharmaceuticals Inc.	2,401,546	27,570
*	Reata Pharmaceuticals Inc. Class A	694,946	26,401
*	NextGen Healthcare Inc.	1,393,534	26,171
*	Alignment Healthcare Inc.	2,171,207	25,533
*	Adaptive Biotechnologies Corp.	3,316,438	25,338
*	Kymera Therapeutics Inc.	989,642	24,701
*	Iovance Biotherapeutics Inc.	3,863,603	24,688
*	Immunovant Inc.	1,331,570	23,635
	Healthcare Services Group Inc.	1,909,053	22,909
*	REGENXBIO Inc.	1,003,979	22,770
*,1	Novavax Inc.	2,203,252	22,649
*	Zentalis Pharmaceuticals Inc.	1,102,864	22,212
*	Fate Therapeutics Inc.	2,128,089	21,472
*	Innoviva Inc.	1,618,204	21,441
*	Treace Medical Concepts Inc.	929,491	21,369
*	Cytek Biosciences Inc.	2,084,786	21,286
*	Sotera Health Co.	2,544,157	21,193
*	Varex Imaging Corp.	1,033,244	20,975
*	Phreesia Inc.	642,996	20,807
*	Bridgebio Pharma Inc.	2,696,078	20,544
	National HealthCare Corp.	336,083	19,997

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Verve Therapeutics Inc.	1,031,700	19,963
*	Recursion Pharmaceuticals Inc. Class A	2,575,097	19,854
*	Hims & Hers Health Inc.	3,082,059	19,756
*,1	EQRx Inc.	7,551,735	18,577
*,1	Theravance Biopharma Inc.	1,475,474	16,555
*	Enhabit Inc.	1,214,518	15,983
*	American Well Corp. Class A	5,623,422	15,914
*	CareDx Inc.	1,379,403	15,739
*	Editas Medicine Inc. Class A	1,771,722	15,715
*	HealthStream Inc.	630,188	15,654
*,1	23andMe Holding Co.	7,019,293	15,162
*	Alector Inc.	1,598,242	14,752
*	AnaptysBio Inc.	475,558	14,738
*	Health Catalyst Inc.	1,340,241	14,247
*,1	Agiliti Inc.	858,942	14,009
*	Rocket Pharmaceuticals Inc.	708,550	13,866
*	OPKO Health Inc.	10,951,164	13,689
*	Emergent BioSolutions Inc.	1,156,830	13,662
*	Day One Biopharmaceuticals Inc.	615,933	13,255
*	Arcus Biosciences Inc.	606,305	12,538
*	Brookdale Senior Living Inc.	4,572,898	12,484
*	Lyell Immunopharma Inc.	3,524,083	12,229
*	Kiniksa Pharmaceuticals Ltd. Class A	800,686	11,994
*	Allogene Therapeutics Inc.	1,857,808	11,686
*,1	Invitae Corp.	6,258,718	11,641
*	Inogen Inc.	561,133	11,060
*	Nuvalent Inc. Class A	361,234	10,758
*,1	ImmunityBio Inc.	2,062,678	10,458
*	Multiplan Corp.	9,057,560	10,416
*	Nektar Therapeutics Class A	4,601,037	10,398
*,1	Sana Biotechnology Inc.	2,453,878	9,693
*	LifeStance Health Group Inc.	1,937,584	9,572
*	Cullinan Oncology Inc.	825,491	8,709
*	GoodRx Holdings Inc. Class A	1,806,013	8,416
*,1	Butterfly Network Inc.	3,365,510	8,279
		Shares	Market Value• ($000)
*,1	Clover Health Investments Corp. Class A	8,895,677	8,269
	Phibro Animal Health Corp. Class A	527,056	7,068
*	Amneal Pharmaceuticals Inc.	3,512,890	6,991
*,1	Erasca Inc.	1,576,383	6,794
*	Accolade Inc.	834,207	6,499
*	Cano Health Inc.	4,411,726	6,044
*	NGM Biopharmaceuticals Inc.	1,158,434	5,815
*	Sangamo Therapeutics Inc.	1,794,712	5,635
*	Atea Pharmaceuticals Inc.	965,585	4,644
*,1	Prime Medicine Inc.	249,149	4,629
*	PMV Pharmaceuticals Inc.	529,236	4,604
*,1	Gossamer Bio Inc.	2,083,853	4,522
*	OmniAb Inc.	1,078,510	3,883
*,1	Innovage Holding Corp.	527,774	3,789
*	Seer Inc. Class A	641,370	3,720
*	Design Therapeutics Inc.	360,832	3,702
*	Pulmonx Corp.	433,628	3,656
*	Nuvation Bio Inc.	1,828,558	3,511
*	ALX Oncology Holdings Inc.	236,725	2,668
*	Stoke Therapeutics Inc.	279,228	2,577
*	Allovir Inc.	479,692	2,461
*,1	P3 Health Partners Inc.	589,336	1,084
*,1	SmileDirectClub Inc. Class A	1,412,359	497
*	Instil Bio Inc.	752,337	474
*,1,2	Zogenix Inc. CVR	215,490	431
*,1	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. (Earnout Shares)	313,380	—
			13,398,251
Industrials (20.6%)
	IDEX Corp.	1,943,285	443,710
*	Fair Isaac Corp.	643,559	385,222
	Howmet Aerospace Inc.	9,593,813	378,092
	Booz Allen Hamilton Holding Corp. Class A	3,406,934	356,093
	RPM International Inc.	3,326,388	324,157
	Nordson Corp.	1,326,703	315,384
	Carlisle Cos. Inc.	1,332,565	314,019
	Toro Co.	2,684,932	303,934

Small-Cap Index Fund
		Shares	Market Value• ($000)
	AECOM	3,572,508	303,413
	Graco Inc.	4,342,368	292,068
*	Axon Enterprise Inc.	1,742,016	289,053
*	Builders FirstSource Inc.	3,792,046	246,028
*	WillScot Mobile Mini Holdings Corp.	5,382,222	243,115
	Allegion plc	2,263,456	238,251
	Huntington Ingalls Industries Inc.	1,028,209	237,187
	AGCO Corp.	1,633,808	226,593
	Genpact Ltd.	4,721,969	218,722
	Lincoln Electric Holdings Inc.	1,487,662	214,952
	Watsco Inc.	857,059	213,751
*	Paylocity Holding Corp.	1,075,868	208,998
	Knight-Swift Transportation Holdings Inc. Class A	3,933,602	206,160
	Owens Corning	2,407,943	205,398
	Regal Rexnord Corp.	1,704,529	204,509
	Cognex Corp.	4,232,950	199,414
	Tetra Tech Inc.	1,365,148	198,206
	Lennox International Inc.	821,843	196,609
	Robert Half International Inc.	2,655,813	196,079
	Berry Global Group Inc.	3,197,560	193,229
	Pentair plc	4,238,504	190,648
	A O Smith Corp.	3,268,974	187,116
	Sealed Air Corp.	3,727,183	185,912
*	Middleby Corp.	1,388,364	185,902
	Donaldson Co. Inc.	3,155,403	185,759
	AptarGroup Inc.	1,682,118	184,999
*	WEX Inc.	1,123,178	183,808
	EMCOR Group Inc.	1,227,884	181,862
	Valmont Industries Inc.	549,708	181,772
	Graphic Packaging Holding Co.	7,913,122	176,067
	ITT Inc.	2,130,853	172,812
	nVent Electric plc	4,292,363	165,127
	Jack Henry & Associates Inc.	939,852	165,000
	Curtiss-Wright Corp.	987,056	164,828
*	WESCO International Inc.	1,310,072	164,021
	Hubbell Inc. Class B	691,904	162,376
	Sensata Technologies Holding plc	3,941,199	159,146
	MDU Resources Group Inc.	5,239,577	158,969
	Advanced Drainage Systems Inc.	1,921,409	157,498
	Sonoco Products Co.	2,512,447	152,531
		Shares	Market Value• ($000)
	Landstar System Inc.	925,739	150,803
	Woodward Inc.	1,539,894	148,769
	Oshkosh Corp.	1,684,949	148,596
	MKS Instruments Inc.	1,713,613	145,194
*	Axalta Coating Systems Ltd.	5,684,306	144,779
*	Saia Inc.	681,819	142,964
*	Mohawk Industries Inc.	1,391,501	142,239
	Littelfuse Inc.	637,838	140,452
	MSA Safety Inc.	959,498	138,350
*	MasTec Inc.	1,612,746	137,616
	Acuity Brands Inc.	828,570	137,219
*	ExlService Holdings Inc.	809,385	137,134
	Western Union Co.	9,950,307	137,016
	BWX Technologies Inc.	2,350,414	136,512
	Brunswick Corp.	1,868,213	134,661
*	FTI Consulting Inc.	842,561	133,799
*,1	GXO Logistics Inc.	3,056,956	130,501
	Exponent Inc.	1,304,792	129,292
*	TopBuild Corp.	823,817	128,919
*	Fluor Corp.	3,661,096	126,894
*	Chart Industries Inc.	1,096,579	126,359
	Eagle Materials Inc.	949,342	126,120
	Applied Industrial Technologies Inc.	993,977	125,271
	Crane Holdings Co.	1,229,720	123,525
*	Trex Co. Inc.	2,827,530	119,689
*	Atkore Inc.	1,023,282	116,061
	Maximus Inc.	1,565,932	114,830
*	AMN Healthcare Services Inc.	1,116,556	114,804
*	Euronet Worldwide Inc.	1,213,970	114,574
	Silgan Holdings Inc.	2,127,155	110,272
*	Aerojet Rocketdyne Holdings Inc.	1,971,298	110,255
	ManpowerGroup Inc.	1,302,657	108,394
	Comfort Systems USA Inc.	921,459	106,042
	Insperity Inc.	928,544	105,483
	Air Lease Corp. Class A	2,714,647	104,297
	Triton International Ltd.	1,515,537	104,239
	Flowserve Corp.	3,367,523	103,316
	Watts Water Technologies Inc. Class A	703,060	102,808
	Ryder System Inc.	1,230,116	102,801
	Altra Industrial Motion Corp.	1,679,240	100,335
*	ATI Inc.	3,334,601	99,571
*	ASGN Inc.	1,221,397	99,519
*	Kirby Corp.	1,543,470	99,322

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Allison Transmission Holdings Inc.	2,383,011	99,133
	Louisiana-Pacific Corp.	1,662,506	98,420
	HB Fuller Co.	1,373,711	98,385
	Simpson Manufacturing Co. Inc.	1,097,621	97,315
	GATX Corp.	907,057	96,456
	Fortune Brands Innovations Inc.	1,662,016	94,918
	MSC Industrial Direct Co. Inc. Class A	1,156,033	94,448
	Maxar Technologies Inc.	1,825,113	94,431
*	XPO Inc.	2,817,789	93,804
*	API Group Corp.	4,821,422	90,691
*	Summit Materials Inc. Class A	3,051,402	86,629
	Herc Holdings Inc.	640,831	84,314
	AAON Inc.	1,096,583	82,595
	Badger Meter Inc.	754,169	82,227
*	Generac Holdings Inc.	816,675	82,207
	Franklin Electric Co. Inc.	1,014,489	80,905
	Armstrong World Industries Inc.	1,176,596	80,703
	ADT Inc.	8,852,353	80,291
	Spirit AeroSystems Holdings Inc. Class A	2,711,959	80,274
*	Bloom Energy Corp. Class A	4,159,524	79,530
	Belden Inc.	1,102,909	79,299
	Albany International Corp. Class A	801,383	79,008
	Vontier Corp.	4,070,862	78,690
	EnerSys	1,052,060	77,684
	Zurn Elkay Water Solutions Corp.	3,664,904	77,513
*	Marqeta Inc. Class A	12,632,367	77,184
	ABM Industries Inc.	1,704,497	75,714
	UniFirst Corp.	388,496	74,976
	John Bean Technologies Corp.	820,835	74,967
*	Atlas Air Worldwide Holdings Inc.	730,898	73,675
*	SPX Technologies Inc.	1,106,045	72,612
*	Shift4 Payments Inc. Class A	1,297,520	72,570
	Forward Air Corp.	685,198	71,870
	Terex Corp.	1,652,253	70,584
	Korn Ferry	1,375,381	69,622
	Esab Corp.	1,470,536	68,998
	Hillenbrand Inc.	1,597,283	68,156
*	Dycom Industries Inc.	723,541	67,723
*	Beacon Roofing Supply Inc.	1,257,482	66,382
*	O-I Glass Inc.	3,997,151	66,233
		Shares	Market Value• ($000)
*,1	TriNet Group Inc.	962,101	65,230
	Moog Inc. Class A	739,769	64,922
*	Hub Group Inc. Class A	799,285	63,535
*	Mercury Systems Inc.	1,419,297	63,499
	Otter Tail Corp.	1,072,643	62,975
*	ACI Worldwide Inc.	2,720,575	62,573
	McGrath RentCorp	628,375	62,046
	Trinity Industries Inc.	2,097,461	62,022
*	Resideo Technologies Inc.	3,757,889	61,817
	Encore Wire Corp.	448,924	61,754
	Brink's Co.	1,136,881	61,062
	Matson Inc.	973,406	60,848
*	Alight Inc. Class A	7,178,654	60,014
	Werner Enterprises Inc.	1,465,857	59,015
*	Itron Inc.	1,164,056	58,959
	ESCO Technologies Inc.	666,128	58,313
	EnPro Industries Inc.	536,016	58,260
*	Flywire Corp.	2,286,507	55,951
*	AZEK Co. Inc. Class A	2,744,091	55,760
*	GMS Inc.	1,092,782	54,421
	EVERTEC Inc.	1,680,125	54,402
*	Verra Mobility Corp. Class A	3,861,859	53,410
	Brady Corp. Class A	1,130,888	53,265
*	AeroVironment Inc.	611,651	52,394
*	RXO Inc.	2,966,205	51,019
	Barnes Group Inc.	1,237,844	50,566
	Installed Building Products Inc.	589,630	50,472
	Kennametal Inc.	2,076,181	49,953
*,1	Affirm Holdings Inc. Class A	5,038,668	48,724
*	Air Transport Services Group Inc.	1,874,054	48,688
	Bread Financial Holdings Inc.	1,284,511	48,375
	Griffon Corp.	1,323,303	47,361
*	Masonite International Corp.	573,930	46,264
	Lindsay Corp.	283,557	46,177
	Helios Technologies Inc.	838,852	45,667
	Mueller Water Products Inc. Class A	4,016,909	43,222
*	Evo Payments Inc. Class A	1,244,450	42,112
	Greif Inc. Class A	627,555	42,084
	ArcBest Corp.	597,754	41,867
	Granite Construction Inc.	1,126,788	39,516
*	AAR Corp.	866,692	38,914
	Enerpac Tool Group Corp. Class A	1,465,315	37,292

Small-Cap Index Fund
		Shares	Market Value• ($000)
	FTAI Aviation Ltd.	2,177,872	37,285
*	Huron Consulting Group Inc.	513,556	37,284
	Federal Signal Corp.	781,659	36,324
	H&E Equipment Services Inc.	795,304	36,107
*	Enovix Corp.	2,833,512	35,249
*	Payoneer Global Inc.	6,315,387	34,545
*	Core & Main Inc. Class A	1,775,561	34,286
*	CoreCivic Inc.	2,962,622	34,248
*	Kratos Defense & Security Solutions Inc.	3,245,608	33,495
	Standex International Corp.	308,859	31,630
*	Vicor Corp.	582,655	31,318
*	OSI Systems Inc.	390,906	31,085
*	AvidXchange Holdings Inc.	3,072,046	30,536
	Primoris Services Corp.	1,368,489	30,025
	TriMas Corp.	1,081,234	29,993
	Tennant Co.	479,230	29,506
*	Gates Industrial Corp. plc	2,547,335	29,065
	Kforce Inc.	508,027	27,855
	Greenbrier Cos. Inc.	802,507	26,908
	Wabash National Corp.	1,173,610	26,524
	Apogee Enterprises Inc.	572,215	25,441
*	Hillman Solutions Corp.	3,507,897	25,292
*	Rocket Lab USA Inc.	6,707,288	25,286
*	Remitly Global Inc.	2,193,936	25,121
	AZZ Inc.	608,600	24,466
	Astec Industries Inc.	585,249	23,796
*	Hayward Holdings Inc.	2,449,721	23,027
	Schneider National Inc. Class B	979,333	22,916
	TTEC Holdings Inc.	486,766	21,481
*,1	Joby Aviation Inc.	6,408,602	21,469
	International Seaways Inc.	569,014	21,065
*	Mirion Technologies Inc.	3,093,865	20,450
	Quanex Building Products Corp.	853,642	20,214
*	JELD-WEN Holding Inc.	2,064,517	19,923
*	Legalzoom.com Inc.	2,481,789	19,209
	Deluxe Corp.	1,111,448	18,872
	Heartland Express Inc.	1,220,778	18,727
*,1	Nikola Corp.	8,637,823	18,658
*	Proterra Inc.	4,939,866	18,623
		Shares	Market Value• ($000)
*,1	PureCycle Technologies Inc.	2,738,423	18,512
*,1	Virgin Galactic Holdings Inc.	5,306,237	18,466
*	Gibraltar Industries Inc.	399,044	18,308
*	Green Dot Corp. Class A	1,151,345	18,214
*	Conduent Inc.	4,451,477	18,028
*	Proto Labs Inc.	698,801	17,840
*	First Advantage Corp.	1,370,215	17,813
*	Thermon Group Holdings Inc.	863,097	17,331
*	ZipRecruiter Inc. Class A	1,028,678	16,891
*	Leonardo DRS Inc.	1,314,898	16,804
*	Vivint Smart Home Inc.	1,374,453	16,356
*	Janus International Group Inc.	1,700,367	16,187
	Kaman Corp.	722,009	16,101
*	TrueBlue Inc.	800,934	15,682
	Pitney Bowes Inc.	4,035,093	15,333
	Gorman-Rupp Co.	571,647	14,646
	Kelly Services Inc. Class A	846,795	14,311
*	FARO Technologies Inc.	483,974	14,234
*	TaskUS Inc. Class A	709,672	11,993
*,1	Aurora Innovation Inc.	9,547,827	11,553
*	Cimpress plc	405,508	11,196
*	Forrester Research Inc.	293,827	10,507
*	American Woodmark Corp.	214,174	10,465
*	CryoPort Inc.	600,129	10,412
	Pactiv Evergreen Inc.	916,219	10,408
	REV Group Inc.	764,421	9,647
	National Presto Industries Inc.	136,298	9,331
	Greif Inc. Class B	112,640	8,812
*,1	Desktop Metal Inc. Class A	6,165,901	8,386
*,1	Hyliion Holdings Corp.	3,473,664	8,128
*	Triumph Group Inc.	753,682	7,929
*	Sterling Check Corp.	502,785	7,778
*	BrightView Holdings Inc.	1,078,502	7,431
*	Microvast Holdings Inc.	3,968,316	6,072
*	TuSimple Holdings Inc. Class A	3,595,268	5,896
	Kronos Worldwide Inc.	595,056	5,594
	Hyster-Yale Materials Handling Inc.	220,267	5,575
*	Advantage Solutions Inc.	2,063,541	4,292
*	CS Disco Inc.	603,253	3,813

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Ranpak Holdings Corp. Class A	569,348	3,285
*,1	Paymentus Holdings Inc. Class A	400,520	3,208
*,1	Global Business Travel Group I	349,518	2,359
*,1	MSP Recovery Inc.	1,131,442	1,810
			23,158,192
Real Estate (8.1%)
	Kimco Realty Corp.	15,935,357	337,511
	Gaming & Leisure Properties Inc.	6,303,420	328,345
	Equity LifeStyle Properties Inc.	4,315,797	278,800
	Rexford Industrial Realty Inc.	4,728,110	258,344
	CubeSmart	5,786,362	232,901
	American Homes 4 Rent Class A	7,273,413	219,221
	Life Storage Inc.	2,190,076	215,722
	Lamar Advertising Co. Class A	2,248,450	212,254
	Federal Realty Investment Trust	2,092,409	211,417
	National Retail Properties Inc.	4,605,228	210,735
	STORE Capital Corp.	6,555,362	210,165
	Americold Realty Trust Inc.	6,941,403	196,511
*	Jones Lang LaSalle Inc.	1,222,961	194,903
	Healthcare Realty Trust Inc. Class A	9,806,002	188,962
	Brixmor Property Group Inc.	7,727,505	175,183
	Medical Properties Trust Inc.	15,408,104	171,646
	Omega Healthcare Investors Inc.	6,033,992	168,650
	EastGroup Properties Inc.	1,122,771	166,237
	First Industrial Realty Trust Inc.	3,404,554	164,304
	Agree Realty Corp.	2,282,311	161,884
	STAG Industrial Inc.	4,617,740	149,199
	Host Hotels & Resorts Inc.	9,211,706	147,848
	Spirit Realty Capital Inc.	3,598,521	143,689
	Regency Centers Corp.	2,204,570	137,786
	Apartment Income REIT Corp. Class A	3,900,518	133,827
	Rayonier Inc.	3,772,756	124,350
	Kite Realty Group Trust	5,645,371	118,835
	Kilroy Realty Corp.	3,011,543	116,456
		Shares	Market Value• ($000)
	Ryman Hospitality Properties Inc.	1,350,295	110,427
	Terreno Realty Corp.	1,861,997	105,892
	Cousins Properties Inc.	3,901,983	98,681
	Independence Realty Trust Inc.	5,773,695	97,345
	Phillips Edison & Co. Inc.	3,017,239	96,069
	Vornado Realty Trust	4,448,147	92,566
	PotlatchDeltic Corp.	2,081,344	91,558
	Essential Properties Realty Trust Inc.	3,668,553	86,101
	Physicians Realty Trust	5,881,581	85,106
	Apple Hospitality REIT Inc.	5,304,641	83,707
	National Storage Affiliates Trust	2,224,175	80,337
	Highwoods Properties Inc.	2,710,506	75,840
	Corporate Office Properties Trust	2,896,721	75,141
	Sabra Health Care REIT Inc.	5,951,550	73,978
	Innovative Industrial Properties Inc.	720,716	73,045
	EPR Properties	1,932,931	72,910
	LXP Industrial Trust	7,104,262	71,185
	Broadstone Net Lease Inc.	4,237,866	68,696
	Douglas Emmett Inc.	4,303,019	67,471
	Equity Commonwealth	2,678,585	66,884
*	Howard Hughes Corp.	871,925	66,633
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,292,654	66,441
	Park Hotels & Resorts Inc.	5,503,960	64,892
	SITE Centers Corp.	4,654,296	63,578
	Outfront Media Inc.	3,806,598	63,113
	Macerich Co.	5,534,403	62,317
[1]	SL Green Realty Corp.	1,657,248	55,882
	JBG SMITH Properties	2,932,004	55,649
	National Health Investors Inc.	1,062,055	55,461
	Sunstone Hotel Investors Inc.	5,421,104	52,368
*,1	Cushman & Wakefield plc	4,072,248	50,740
	Kennedy-Wilson Holdings Inc.	3,018,090	47,475
	CareTrust REIT Inc.	2,500,019	46,450
	Retail Opportunity Investments Corp.	3,050,009	45,842

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tanger Factory Outlet Centers Inc.	2,554,106	45,821
	Pebblebrook Hotel Trust	3,387,687	45,361
	DigitalBridge Group Inc.	4,115,726	45,026
	RLJ Lodging Trust	4,175,583	44,219
	DiamondRock Hospitality Co.	5,394,747	44,183
	Urban Edge Properties	2,874,590	40,503
	Elme Communities	2,255,106	40,141
	InvenTrust Properties Corp.	1,650,555	39,069
	Xenia Hotels & Resorts Inc.	2,933,408	38,662
	LTC Properties Inc.	1,043,621	37,080
	Getty Realty Corp.	1,083,724	36,684
*	Veris Residential Inc.	2,229,726	35,520
	Hudson Pacific Properties Inc.	3,631,507	35,335
	Acadia Realty Trust	2,446,950	35,114
	Alexander & Baldwin Inc.	1,869,288	35,012
	Uniti Group Inc.	6,111,491	33,797
	Global Net Lease Inc.	2,674,549	33,619
*	GEO Group Inc.	3,038,938	33,276
	American Assets Trust Inc.	1,247,771	33,066
	St. Joe Co.	826,704	31,952
	Service Properties Trust	4,263,259	31,079
	Piedmont Office Realty Trust Inc. Class A	3,179,666	29,158
	Paramount Group Inc.	4,814,905	28,601
	Empire State Realty Trust Inc. Class A	4,133,716	27,861
	Brandywine Realty Trust	4,421,175	27,190
	Apartment Investment & Management Co. Class A	3,711,402	26,425
	Newmark Group Inc. Class A	3,297,312	26,280
	Centerspace	388,352	22,785
	Marcus & Millichap Inc.	659,460	22,718
	RPT Realty	2,196,635	22,054
[1]	eXp World Holdings Inc.	1,967,551	21,800
	Necessity Retail REIT Inc. Class A	3,459,015	20,512
	Safehold Inc.	640,983	18,345
*	Anywhere Real Estate Inc.	2,680,143	17,126
*	Compass Inc. Class A	7,293,794	16,995
	Office Properties Income Trust	1,251,598	16,709
		Shares	Market Value• ($000)
	Universal Health Realty Income Trust	320,070	15,277
*,1	Opendoor Technologies Inc.	13,074,432	15,166
	Saul Centers Inc.	338,577	13,773
	Alexander's Inc.	52,631	11,582
	RMR Group Inc. Class A	400,310	11,309
*,1	Redfin Corp.	2,662,304	11,288
*,1	WeWork Inc.	7,297,911	10,436
	Summit Hotel Properties Inc.	1,308,459	9,447
	Bridge Investment Group Holdings Inc. Class A	715,867	8,626
	Urstadt Biddle Properties Inc. Class A	415,896	7,881
*	Forestar Group Inc.	448,923	6,918
*,1	Seritage Growth Properties Class A	469,363	5,553
	Industrial Logistics Properties Trust	844,957	2,763
*,2	Spirit MTA REIT	529,410	—
	Douglas Elliman Inc.	57	—
			9,114,562
Technology (10.9%)
*	PTC Inc.	2,724,102	327,001
	Entegris Inc.	3,840,035	251,868
*	Ceridian HCM Holding Inc.	3,759,686	241,184
*	Lattice Semiconductor Corp.	3,531,495	229,123
	Jabil Inc.	3,295,693	224,766
*	Wolfspeed Inc.	3,200,466	220,960
*	Dynatrace Inc.	5,191,834	198,847
*	Pure Storage Inc. Class A	7,316,935	195,801
*	Manhattan Associates Inc.	1,607,747	195,180
	KBR Inc.	3,535,041	186,650
	Leidos Holdings Inc.	1,760,936	185,233
*	CACI International Inc. Class A	605,411	181,980
*	Arrow Electronics Inc.	1,584,817	165,724
	Science Applications International Corp.	1,420,476	157,573
*	Coupa Software Inc.	1,956,480	154,895
*	Nutanix Inc. Class A	5,928,514	154,438
*	Aspen Technology Inc.	748,341	153,709
*	DXC Technology Co.	5,777,917	153,115
	Concentrix Corp.	998,544	132,966
*	Guidewire Software Inc.	2,109,669	131,981
*	Smartsheet Inc. Class A	3,196,866	125,829

Small-Cap Index Fund
		Shares	Market Value• ($000)
	National Instruments Corp.	3,364,224	124,140
*	Five9 Inc.	1,816,644	123,277
*	Fabrinet	942,685	120,871
*	SPS Commerce Inc.	928,634	119,264
*	Novanta Inc.	873,640	118,701
	Universal Display Corp.	1,095,439	118,351
*	F5 Inc.	777,695	111,607
*	Tenable Holdings Inc.	2,899,075	110,600
*	Silicon Laboratories Inc.	814,731	110,535
	Dolby Laboratories Inc. Class A	1,542,655	108,819
*	Box Inc. Class A	3,483,681	108,447
*	Coherent Corp.	3,037,628	106,621
	Vertiv Holdings Co. Class A	7,777,250	106,237
	Power Integrations Inc.	1,473,747	105,697
*	Cirrus Logic Inc.	1,418,723	105,666
	TD SYNNEX Corp.	1,107,915	104,931
*	Elastic NV	1,959,900	100,935
*	Workiva Inc. Class A	1,191,052	100,013
*	Rambus Inc.	2,769,343	99,198
*	Qualys Inc.	880,961	98,870
	Avnet Inc.	2,358,018	98,046
*	Synaptics Inc.	1,027,306	97,758
*	Super Micro Computer Inc.	1,159,097	95,162
*	Blackline Inc.	1,386,181	93,248
*	Ziff Davis Inc.	1,155,337	91,387
*	IAC Inc.	2,034,082	90,313
*	Insight Enterprises Inc.	897,512	89,994
*	Teradata Corp.	2,623,148	88,295
*	Envestnet Inc.	1,425,583	87,958
*	Onto Innovation Inc.	1,275,829	86,871
*,1	Gitlab Inc. Class A	1,905,724	86,596
*	MACOM Technology Solutions Holdings Inc.	1,365,625	86,007
*	Diodes Inc.	1,113,003	84,744
*	Procore Technologies Inc.	1,778,047	83,888
	Advanced Energy Industries Inc.	963,251	82,628
	Dun & Bradstreet Holdings Inc.	6,736,355	82,588
*	Sanmina Corp.	1,405,722	80,534
*	Blackbaud Inc.	1,368,207	80,533
*	New Relic Inc.	1,408,742	79,523
*	NCR Corp.	3,363,318	78,735
*	RingCentral Inc. Class A	2,217,661	78,505
*	Ambarella Inc.	940,332	77,323
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	3,431,987	76,808
*	Alteryx Inc. Class A	1,498,197	75,914
*	SentinelOne Inc. Class A	5,036,689	73,485
*	Plexus Corp.	711,895	73,275
*	CommVault Systems Inc.	1,147,462	72,107
	Vishay Intertechnology Inc.	3,338,489	72,011
*	IPG Photonics Corp.	753,082	71,294
*	Confluent Inc. Class A	3,169,066	70,480
*	Toast Inc. Class A	3,877,731	69,915
*	Sprout Social Inc. Class A	1,217,891	68,762
	Amkor Technology Inc.	2,840,361	68,112
*	Varonis Systems Inc. Class B	2,697,956	64,589
*	Perficient Inc.	892,246	62,306
*	MaxLinear Inc. Class A	1,821,960	61,856
*	Altair Engineering Inc. Class A	1,350,155	61,392
*	Alarm.com Holdings Inc.	1,221,711	60,450
*	Kyndryl Holdings Inc.	5,259,360	58,484
*,1	Freshworks Inc. Class A	3,943,725	58,012
*	Verint Systems Inc.	1,596,170	57,909
*	Rogers Corp.	484,741	57,849
*	NetScout Systems Inc.	1,768,437	57,492
	Clear Secure Inc. Class A	2,095,947	57,492
	Progress Software Corp.	1,107,905	55,894
*	PagerDuty Inc.	2,067,632	54,916
*	KnowBe4 Inc. Class A	2,215,909	54,910
*	Allegro MicroSystems Inc.	1,725,234	51,792
*	Appfolio Inc. Class A	473,191	49,865
*	UiPath Inc. Class A	3,914,299	49,751
*	Rapid7 Inc.	1,450,010	49,271
*	nCino Inc.	1,856,467	49,085
*	Allscripts Healthcare Solutions Inc.	2,674,375	47,176
*	Semtech Corp.	1,636,666	46,956
*	Yelp Inc. Class A	1,706,629	46,659
*	DoubleVerify Holdings Inc.	2,124,099	46,645
*	Bumble Inc. Class A	2,171,963	45,720
*	HashiCorp Inc. Class A	1,615,371	44,164
*	FormFactor Inc.	1,984,653	44,119
	CSG Systems International Inc.	771,278	44,117
*	Parsons Corp.	933,377	43,169

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	DigitalOcean Holdings Inc.	1,613,094	41,086
	Xerox Holdings Corp.	2,793,052	40,779
	Methode Electronics Inc.	895,250	39,722
*	SiTime Corp.	386,728	39,299
*,1	Paycor HCM Inc.	1,585,955	38,808
*	LiveRamp Holdings Inc.	1,627,293	38,144
*	Q2 Holdings Inc.	1,407,950	37,832
*	Digital Turbine Inc.	2,423,818	36,939
*	Jamf Holding Corp.	1,720,279	36,642
	Pegasystems Inc.	1,058,940	36,258
*	JFrog Ltd.	1,679,774	35,830
*	TTM Technologies Inc.	2,370,152	35,742
*	Cargurus Inc. Class A	2,520,022	35,306
*	CCC Intelligent Solutions Holdings Inc.	3,998,575	34,788
*	Magnite Inc.	3,265,091	34,577
*,1	MicroStrategy Inc. Class A	241,018	34,121
*,1	Xometry Inc. Class A	1,038,247	33,463
*	Appian Corp. Class A	1,004,870	32,719
*	E2open Parent Holdings Inc.	5,451,994	32,003
*	Upwork Inc.	3,045,858	31,799
	Shutterstock Inc.	600,069	31,636
*	Impinj Inc.	283,919	30,998
*	Everbridge Inc.	1,028,756	30,431
*	Samsara Inc. Class A	2,425,357	30,147
*	Qualtrics International Inc. Class A	2,807,445	29,141
*	Zeta Global Holdings Corp. Class A	3,365,731	27,498
*	Credo Technology Group Holding Ltd.	2,064,678	27,481
*,1	C3.ai Inc. Class A	2,434,662	27,244
*	PROS Holdings Inc.	1,051,025	25,498
*	Squarespace Inc. Class A	1,146,374	25,415
*	Schrodinger Inc.	1,359,552	25,410
*	ForgeRock Inc. Class A	1,105,539	25,173
*	Thoughtworks Holding Inc.	2,434,047	24,803
*	Consensus Cloud Solutions Inc.	459,788	24,718
*	Veeco Instruments Inc.	1,325,113	24,621
	Adeia Inc.	2,589,517	24,549
*	Asana Inc. Class A	1,777,075	24,470
*,1	Braze Inc. Class A	877,692	23,943
*	AppLovin Corp. Class A	2,266,491	23,866
*	3D Systems Corp.	3,210,664	23,759
		Shares	Market Value• ($000)
*	Fastly Inc. Class A	2,852,480	23,362
	Benchmark Electronics Inc.	861,103	22,983
*	Momentive Global Inc.	3,256,085	22,793
*	Duck Creek Technologies Inc.	1,881,220	22,669
*	Planet Labs PBC	4,809,708	20,922
*	Zuora Inc. Class A	3,190,300	20,290
*	Sprinklr Inc. Class A	2,480,841	20,268
*	Sumo Logic Inc.	2,443,840	19,795
*	ScanSource Inc.	650,541	19,009
*	Cerence Inc.	1,014,916	18,806
*	LivePerson Inc.	1,843,947	18,698
*	N-able Inc.	1,629,590	16,752
*	Yext Inc.	2,544,445	16,615
*	Olo Inc. Class A	2,593,580	16,210
*,1	Informatica Inc. Class A	923,756	15,048
*	AvePoint Inc.	3,607,856	14,828
*	CEVA Inc.	567,637	14,520
*	Alkami Technology Inc.	942,902	13,757
*	Vertex Inc. Class A	941,862	13,666
*	PubMatic Inc. Class A	1,054,545	13,509
*,1	IonQ Inc.	3,864,310	13,332
*	BigCommerce Holdings Inc.	1,518,940	13,276
*	Amplitude Inc. Class A	1,062,034	12,829
	Ebix Inc.	637,056	12,716
*	Eventbrite Inc. Class A	2,089,311	12,243
*	Vimeo Inc.	3,441,103	11,803
*	Bandwidth Inc. Class A	511,606	11,741
*	SolarWinds Corp.	1,250,385	11,704
*	EngageSmart Inc.	642,124	11,301
*	nLight Inc.	1,109,162	11,247
*	Definitive Healthcare Corp. Class A	947,747	10,416
*	Intapp Inc.	406,013	10,126
*,1	Cvent Holding Corp. Class A	1,874,349	10,121
*	Expensify Inc. Class A	1,055,350	9,319
*,1	Matterport Inc.	3,148,383	8,815
*,1	SmartRent Inc. Class A	3,578,058	8,695
*,1	NerdWallet Inc. Class A	880,318	8,451
*	Couchbase Inc.	577,059	7,652
*,1	SEMrush Holdings Inc. Class A	787,318	6,409
*	MediaAlpha Inc. Class A	609,641	6,066
*	MeridianLink Inc.	417,086	5,727
*	Nextdoor Holdings Inc.	2,726,473	5,617
*	EverCommerce Inc.	746,906	5,557
*,1	Enfusion Inc. Class A	533,461	5,159

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Rackspace Technology Inc.	1,630,670	4,810
*,1	Rumble Inc.	718,652	4,276
*	Unisys Corp.	829,663	4,240
*	Blend Labs Inc. Class A	2,753,846	3,966
*	Telos Corp.	605,963	3,084
*	Aeva Technologies Inc.	1,686,650	2,294
*	SecureWorks Corp. Class A	206,352	1,319
*,1	Skillz Inc. Class A	2,039,464	1,033
			12,222,944
Telecommunications (1.3%)
*	Ciena Corp.	3,817,021	194,592
*	Frontier Communications Parent Inc.	6,312,837	160,851
*	Iridium Communications Inc.	2,913,535	149,756
	Juniper Networks Inc.	4,181,085	133,628
	Cable One Inc.	149,671	106,545
*	Calix Inc.	1,433,219	98,075
*	Lumentum Holdings Inc.	1,669,318	87,088
	Lumen Technologies Inc.	13,336,464	69,616
	Cogent Communications Holdings Inc.	1,113,359	63,551
*	Viavi Solutions Inc.	5,832,201	61,296
*	Viasat Inc.	1,850,184	58,558
	InterDigital Inc.	764,286	37,817
*	CommScope Holding Co. Inc.	5,099,900	37,484
	ADTRAN Holdings Inc.	1,800,861	33,838
*	Infinera Corp.	4,817,844	32,472
	Telephone & Data Systems Inc.	2,599,330	27,267
*	Altice USA Inc. Class A	5,572,579	25,634
*	Globalstar Inc.	18,561,973	24,687
	Shenandoah Telecommunications Co.	1,226,331	19,474
*	EchoStar Corp. Class A	867,834	14,476
	ATN International Inc.	284,319	12,883
*	NETGEAR Inc.	707,382	12,811
*	WideOpenWest Inc.	1,355,333	12,347
*	Gogo Inc.	819,794	12,100
*	8x8 Inc.	2,734,038	11,811
*	Xperi Inc.	1,066,674	9,184
*,1	fuboTV Inc.	4,782,887	8,322
*	United States Cellular Corp.	336,432	7,015
			1,523,178
		Shares	Market Value• ($000)
Utilities (3.8%)
	Atmos Energy Corp.	3,630,512	406,872
	Essential Utilities Inc.	6,082,365	290,311
	Pinnacle West Capital Corp.	2,915,133	221,667
	OGE Energy Corp.	5,158,303	204,011
	UGI Corp.	5,402,924	200,286
	NRG Energy Inc.	5,936,029	188,884
*	Clean Harbors Inc.	1,323,607	151,050
	National Fuel Gas Co.	2,357,198	149,211
	IDACORP Inc.	1,302,779	140,505
*	Sunrun Inc.	5,216,380	125,298
*	Evoqua Water Technologies Corp.	3,138,695	124,292
	New Jersey Resources Corp.	2,483,514	123,232
*	Stericycle Inc.	2,375,286	118,503
	Hawaiian Electric Industries Inc.	2,820,753	118,049
	Black Hills Corp.	1,676,765	117,944
	Portland General Electric Co.	2,299,484	112,675
	South Jersey Industries Inc.	3,155,411	112,112
	PNM Resources Inc.	2,211,604	107,904
	Ormat Technologies Inc.	1,227,556	106,159
	ONE Gas Inc.	1,395,000	105,629
*	Casella Waste Systems Inc. Class A	1,306,106	103,587
	Southwest Gas Holdings Inc.	1,636,365	101,258
	ALLETE Inc.	1,472,832	95,012
	Spire Inc.	1,285,150	88,495
	NorthWestern Corp.	1,488,770	88,344
	American States Water Co.	952,332	88,138
	California Water Service Group	1,412,647	85,663
	Avista Corp.	1,900,971	84,289
	Clearway Energy Inc. Class C	2,118,242	67,508
	MGE Energy Inc.	931,788	65,598
*	Sunnova Energy International Inc.	2,516,732	45,326
	Northwest Natural Holding Co.	904,395	43,040
	Clearway Energy Inc. Class A	891,374	26,670
	Excelerate Energy Inc. Class A	526,288	13,184
*	Harsco Corp.	2,047,900	12,881
*,1	NuScale Power Corp.	1,002,818	10,289
			4,243,876
Total Common Stocks (Cost $97,591,174)			111,883,747

Small-Cap Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund, 4.334% (Cost $2,012,495)	20,132,780	2,013,077
Total Investments (101.3%) (Cost $99,603,669)		113,896,824
Other Assets and Liabilities—Net (-1.3%)		(1,426,527)
Net Assets (100%)		112,470,297
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,357,522,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,483,949,000 was received for securities on loan, of which $1,475,911,000 is held in Vanguard Market Liquidity Fund and $8,038,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	2,997	265,370	(4,010)
E-mini S&P 500 Index	March 2023	160	30,888	(863)
E-mini S&P Mid-Cap 400 Index	March 2023	1,274	311,187	(5,344)
				(10,217)

Small-Cap Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	1,150	(4.515)	111	—
ACI Worldwide Inc.	8/31/23	BANA	1,108	(4.515)	107	—
ACI Worldwide Inc.	8/31/23	BANA	1,400	(4.515)	136	—
DXC Technology Co.	8/31/23	BANA	4,451	(4.515)	—	(492)
Ollie's Bargain Outlet Holdings Inc.	1/31/23	GSI	15,228	(4.329)	—	(1,196)
Virtu Financial Inc. Class A	8/31/23	BANA	1,087	(4.515)	—	(79)
Virtu Financial Inc. Class A	8/31/23	BANA	288	(4.515)	—	(21)
					354	(1,788)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $97,591,174)	111,883,747
Affiliated Issuers (Cost $2,012,495)	2,013,077
Total Investments in Securities	113,896,824
Investment in Vanguard	4,348
Cash	115,713
Cash Collateral Pledged—Futures Contracts	42,119
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,749
Receivables for Investment Securities Sold	92
Receivables for Accrued Income	133,852
Receivables for Capital Shares Issued	52,258
Unrealized Appreciation—Over-the-Counter Swap Contracts	354
Total Assets	114,247,309
Liabilities
Payables for Investment Securities Purchased	102,522
Collateral for Securities on Loan	1,483,949
Payables for Capital Shares Redeemed	183,350
Payables to Vanguard	2,334
Variation Margin Payable—Futures Contracts	3,069
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,788
Total Liabilities	1,777,012
Net Assets	112,470,297
1 Includes $1,357,522,000 of securities on loan.

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	106,928,661
Total Distributable Earnings (Loss)	5,541,636
Net Assets	112,470,297

Investor Shares—Net Assets
Applicable to 4,821,214 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	423,918
Net Asset Value Per Share—Investor Shares	$87.93

ETF Shares—Net Assets
Applicable to 221,196,272 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,592,992
Net Asset Value Per Share—ETF Shares	$183.52

Admiral Shares—Net Assets
Applicable to 511,098,386 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,944,377
Net Asset Value Per Share—Admiral Shares	$87.94

Institutional Shares—Net Assets
Applicable to 197,453,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,362,758
Net Asset Value Per Share—Institutional Shares	$87.93

Institutional Plus Shares—Net Assets
Applicable to 36,036,312 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,146,252
Net Asset Value Per Share—Institutional Plus Shares	$253.81
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	1,741,876
Interest[2]	12,171
Securities Lending—Net	82,164
Total Income	1,836,211
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,241
Management and Administrative—Investor Shares	777
Management and Administrative—ETF Shares	16,945
Management and Administrative—Admiral Shares	19,930
Management and Administrative—Institutional Shares	6,118
Management and Administrative—Institutional Plus Shares	2,480
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—ETF Shares	2,206
Marketing and Distribution—Admiral Shares	1,968
Marketing and Distribution—Institutional Shares	563
Marketing and Distribution—Institutional Plus Shares	295
Custodian Fees	742
Auditing Fees	37
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	1,325
Shareholders’ Reports—Admiral Shares	651
Shareholders’ Reports—Institutional Shares	239
Shareholders’ Reports—Institutional Plus Shares	83
Trustees’ Fees and Expenses	44
Other Expenses	31
Total Expenses	56,704
Expenses Paid Indirectly	(133)
Net Expenses	56,571
Net Investment Income	1,779,640
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,828,657
Futures Contracts	(127,457)
Swap Contracts	(30,848)
Realized Net Gain (Loss)	3,670,352

Small-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(30,101,161)
Futures Contracts	(25,693)
Swap Contracts	(9,784)
Change in Unrealized Appreciation (Depreciation)	(30,136,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,686,646)
1	Dividends are net of foreign withholding taxes of $38,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,601,000, ($282,000), $2,000, and $312,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,957,448,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,779,640	1,718,894
Realized Net Gain (Loss)	3,670,352	10,495,579
Change in Unrealized Appreciation (Depreciation)	(30,136,638)	8,205,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,686,646)	20,420,354
Distributions
Investor Shares	(6,214)	(8,073)
ETF Shares	(624,299)	(596,413)
Admiral Shares	(686,977)	(684,429)
Institutional Shares	(267,947)	(275,247)
Institutional Plus Shares	(147,092)	(153,202)
Total Distributions	(1,732,529)	(1,717,364)
Capital Share Transactions
Investor Shares	(85,166)	(201,756)
ETF Shares	14,486	6,570,091
Admiral Shares	58,508	234,027
Institutional Shares	(448,033)	(197,115)
Institutional Plus Shares	(1,200,734)	799,184
Net Increase (Decrease) from Capital Share Transactions	(1,660,939)	7,204,431
Total Increase (Decrease)	(28,080,114)	25,907,421
Net Assets
Beginning of Period	140,550,411	114,642,990
End of Period	112,470,297	140,550,411
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$108.35	$93.20	$79.35	$63.21	$70.76
Investment Operations
Net Investment Income[1]	1.256	1.230	.928	.832	.967
Net Realized and Unrealized Gain (Loss) on Investments	(20.439)	15.130	13.897	16.319	(7.552)
Total from Investment Operations	(19.183)	16.360	14.825	17.151	(6.585)
Distributions
Dividends from Net Investment Income	(1.237)	(1.210)	(.975)	(1.011)	(.965)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.237)	(1.210)	(.975)	(1.011)	(.965)
Net Asset Value, End of Period	$87.93	$108.35	$93.20	$79.35	$63.21
Total Return[2]	-17.71%	17.59%	18.96%	27.22%	-9.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$424	$619	$709	$754	$3,332
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.17%	1.26%	1.14%	1.34%
Portfolio Turnover Rate[4]	14%	17%	22%	16%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$226.15	$194.54	$165.64	$131.94	$147.71
Investment Operations
Net Investment Income[1]	2.891	2.769	2.262	2.298	2.239
Net Realized and Unrealized Gain (Loss) on Investments	(42.700)	31.637	28.863	33.707	(15.808)
Total from Investment Operations	(39.809)	34.406	31.125	36.005	(13.569)
Distributions
Dividends from Net Investment Income	(2.821)	(2.796)	(2.225)	(2.305)	(2.201)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.821)	(2.796)	(2.225)	(2.305)	(2.201)
Net Asset Value, End of Period	$183.52	$226.15	$194.54	$165.64	$131.94
Total Return	-17.60%	17.72%	19.08%	27.37%	-9.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,593	$50,187	$37,492	$27,442	$20,914
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.25%	1.47%	1.49%	1.46%
Portfolio Turnover Rate[3]	14%	17%	22%	16%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$108.37	$93.22	$79.37	$63.23	$70.78
Investment Operations
Net Investment Income[1]	1.383	1.358	1.029	1.108	1.067
Net Realized and Unrealized Gain (Loss) on Investments	(20.461)	15.131	13.887	16.136	(7.563)
Total from Investment Operations	(19.078)	16.489	14.916	17.244	(6.496)
Distributions
Dividends from Net Investment Income	(1.352)	(1.339)	(1.066)	(1.104)	(1.054)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.352)	(1.339)	(1.066)	(1.104)	(1.054)
Net Asset Value, End of Period	$87.94	$108.37	$93.22	$79.37	$63.23
Total Return[2]	-17.61%	17.73%	19.11%	27.37%	-9.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,944	$55,266	$47,313	$42,386	$31,382
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.29%	1.40%	1.50%	1.46%
Portfolio Turnover Rate[4]	14%	17%	22%	16%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$108.36	$93.22	$79.37	$63.22	$70.78
Investment Operations
Net Investment Income[1]	1.392	1.367	1.034	1.101	1.076
Net Realized and Unrealized Gain (Loss) on Investments	(20.461)	15.123	13.889	16.161	(7.575)
Total from Investment Operations	(19.069)	16.490	14.923	17.262	(6.499)
Distributions
Dividends from Net Investment Income	(1.361)	(1.350)	(1.073)	(1.112)	(1.061)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.361)	(1.350)	(1.073)	(1.112)	(1.061)
Net Asset Value, End of Period	$87.93	$108.36	$93.22	$79.37	$63.22
Total Return	-17.60%	17.73%	19.12%	27.40%	-9.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,363	$21,841	$18,957	$17,337	$14,454
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.29%	1.41%	1.49%	1.47%
Portfolio Turnover Rate[3]	14%	17%	22%	16%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$312.78	$269.07	$229.09	$182.49	$204.30
Investment Operations
Net Investment Income[1]	3.998	4.029	2.988	3.186	3.102
Net Realized and Unrealized Gain (Loss) on Investments	(59.013)	43.607	40.111	46.645	(21.825)
Total from Investment Operations	(55.015)	47.636	43.099	49.831	(18.723)
Distributions
Dividends from Net Investment Income	(3.955)	(3.926)	(3.119)	(3.231)	(3.087)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.955)	(3.926)	(3.119)	(3.231)	(3.087)
Net Asset Value, End of Period	$253.81	$312.78	$269.07	$229.09	$182.49
Total Return	-17.60%	17.75%	19.13%	27.40%	-9.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,146	$12,638	$10,172	$8,846	$7,866
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.32%	1.41%	1.49%	1.48%
Portfolio Turnover Rate[3]	14%	17%	22%	16%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Index Fund
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,

Small-Cap Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $4,348,000, representing less than 0.01% of the fund’s net assets and 1.74% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $133,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	111,883,316	—	431	111,883,747
Temporary Cash Investments	2,013,077	—	—	2,013,077
Total	113,896,393	—	431	113,896,824

Derivative Financial Instruments
Assets
Swap Contracts	—	354	—	354
Liabilities
Futures Contracts[1]	10,217	—	—	10,217
Swap Contracts	—	1,788	—	1,788
Total	10,217	1,788	—	12,005
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,961,897
Total Distributable Earnings (Loss)	(6,961,897)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the deferral of qualified late-year losses; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(8,236,193)
Qualified Late-Year Losses	(1,492)
Net Unrealized Gains (Losses)	13,779,321

Small-Cap Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	1,732,529	1,717,364
Long-Term Capital Gains	—	—
Total	1,732,529	1,717,364
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	100,117,503
Gross Unrealized Appreciation	32,734,530
Gross Unrealized Depreciation	(18,955,209)
Net Unrealized Appreciation (Depreciation)	13,779,321
F.  During the year ended December 31, 2022, the fund purchased $28,704,177,000 of investment securities and sold $29,965,967,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,017,822,000 and $12,879,056,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $3,403,611,000 and sales were $776,426,000, resulting in net realized loss of $311,718,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	35,984	380	83,822	804
Issued in Lieu of Cash Distributions	6,214	70	8,073	77
Redeemed	(127,364)	(1,341)	(293,651)	(2,772)
Net Increase (Decrease)—Investor Shares	(85,166)	(891)	(201,756)	(1,891)

Small-Cap Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	12,638,116	65,853	19,022,966	85,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,623,630)	(66,575)	(12,452,875)	(56,550)
Net Increase (Decrease)—ETF Shares	14,486	(722)	6,570,091	29,196
Admiral Shares
Issued	5,970,913	63,999	8,639,338	82,503
Issued in Lieu of Cash Distributions	610,188	6,862	609,812	5,775
Redeemed	(6,522,593)	(69,746)	(9,015,123)	(85,813)
Net Increase (Decrease)—Admiral Shares	58,508	1,115	234,027	2,465
Institutional Shares
Issued	2,809,736	30,018	4,948,740	47,094
Issued in Lieu of Cash Distributions	252,294	2,838	260,028	2,463
Redeemed	(3,510,063)	(36,950)	(5,405,883)	(51,369)
Net Increase (Decrease)—Institutional Shares	(448,033)	(4,094)	(197,115)	(1,812)
Institutional Plus Shares
Issued	1,096,807	4,082	3,027,331	9,968
Issued in Lieu of Cash Distributions	147,006	572	153,202	502
Redeemed	(2,444,547)	(9,024)	(2,381,349)	(7,870)
Net Increase (Decrease)—Institutional Plus Shares	(1,200,734)	(4,370)	799,184	2,600
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Small-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Investor Shares	-28.49%	4.97%	9.13%	$23,951
Spliced Small-Cap Growth Index	-28.44	5.09	9.22	24,147
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Small-Cap Growth Index: MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund ETF Shares Net Asset Value	-28.40%	5.10%	9.27%	$24,257
Small-Cap Growth Index Fund ETF Shares Market Price	-28.41	5.09	9.26	24,249
Spliced Small-Cap Growth Index	-28.44	5.09	9.22	24,147
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.

Small-Cap Growth Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Admiral Shares	-28.39%	5.10%	9.27%	$24,259
Spliced Small-Cap Growth Index	-28.44	5.09	9.22	24,147
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Growth Index Fund Institutional Shares	-28.39%	5.10%	9.27%	$12,137,224
Spliced Small-Cap Growth Index	-28.44	5.09	9.22	12,073,385
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Small-Cap Growth Index Fund ETF Shares Market Price	-28.41%	28.17%	142.49%
Small-Cap Growth Index Fund ETF Shares Net Asset Value	-28.40	28.22	142.57
Spliced Small-Cap Growth Index	-28.44	28.20	141.47
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Small-Cap Growth Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	2.0%
Consumer Discretionary	14.9
Consumer Staples	3.5
Energy	6.4
Financials	4.6
Health Care	21.2
Industrials	19.1
Real Estate	6.3
Technology	18.6
Telecommunications	1.8
Utilities	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
	Royal Gold Inc.	976,564	110,078
*	RBC Bearings Inc.	431,844	90,406
	Hexcel Corp.	1,252,907	73,733
	Balchem Corp.	478,132	58,385
*	Livent Corp.	2,669,531	53,044
*	MP Materials Corp.	1,585,958	38,507
*	Ingevity Corp.	528,661	37,239
	NewMarket Corp.	110,285	34,311
	Quaker Chemical Corp.	200,365	33,441
*	Century Aluminum Co.	745,375	6,097
*,1	Amyris Inc.	3,382,118	5,175
			540,416
Consumer Discretionary (14.8%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,916,398	174,342
*	Deckers Outdoor Corp.	393,856	157,212
*	Five Below Inc.	784,777	138,804
	Churchill Downs Inc.	500,832	105,891
*	Floor & Decor Holdings Inc. Class A	1,500,573	104,485
*	Planet Fitness Inc. Class A	1,241,400	97,822
	Gentex Corp.	3,491,167	95,204
*	Crocs Inc.	872,983	94,658
	Wyndham Hotels & Resorts Inc.	1,314,374	93,728
	Nexstar Media Group Inc. Class A	533,032	93,297
	Texas Roadhouse Inc. Class A	995,580	90,548
*	Skechers USA Inc. Class A	1,997,169	83,781
	Pool Corp.	276,048	83,458
	Tempur Sealy International Inc.	2,416,849	82,970
*	IAA Inc.	1,990,568	79,623
*	SiteOne Landscape Supply Inc.	671,392	78,768
	Vail Resorts Inc.	300,094	71,527
		Shares	Market Value• ($000)
*	RH	264,852	70,766
*	Penn Entertainment Inc.	2,309,216	68,584
*	DraftKings Inc. Class A	5,680,067	64,696
*	Hyatt Hotels Corp. Class A	680,188	61,523
	Wingstop Inc.	445,254	61,276
	Choice Hotels International Inc.	515,546	58,071
*	Fox Factory Holding Corp.	629,301	57,411
	Boyd Gaming Corp.	1,009,269	55,035
*	Visteon Corp.	418,885	54,803
*	Bright Horizons Family Solutions Inc.	859,740	54,250
*	YETI Holdings Inc.	1,284,001	53,042
*	Lyft Inc. Class A	4,722,068	52,037
*	Hilton Grand Vacations Inc.	1,284,463	49,503
*	Grand Canyon Education Inc.	463,426	48,966
*	Chegg Inc.	1,774,496	44,842
	World Wrestling Entertainment Inc. Class A	643,902	44,120
*	Ollie's Bargain Outlet Holdings Inc.	931,753	43,643
	Madison Square Garden Sports Corp.	235,827	43,234
*	Skyline Champion Corp.	804,873	41,459
*	Topgolf Callaway Brands Corp.	2,063,849	40,761
	Columbia Sportswear Co.	462,323	40,490
	Papa John's International Inc.	473,441	38,969
*,1	Wayfair Inc. Class A	1,152,105	37,893
*	Peloton Interactive Inc. Class A	4,435,330	35,217
	LCI Industries	359,890	33,272
*	Gentherm Inc.	494,677	32,297
*	Dorman Products Inc.	397,930	32,181
*	Sonos Inc.	1,887,482	31,898
*	Sabre Corp.	4,894,963	30,251
*	Duolingo Inc. Class A	396,420	28,197

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	SeaWorld Entertainment Inc.	523,983	28,038
*	TripAdvisor Inc.	1,524,607	27,412
*	LGI Homes Inc.	295,035	27,320
*	Frontdoor Inc.	1,215,907	25,291
	Inter Parfums Inc.	261,424	25,233
*,1	Leslie's Inc.	2,047,543	25,001
*	Six Flags Entertainment Corp.	1,054,695	24,522
*	Driven Brands Holdings Inc.	869,422	23,744
*	Shake Shack Inc. Class A	556,705	23,120
*	National Vision Holdings Inc.	588,815	22,822
*	Dave & Buster's Entertainment Inc.	608,434	21,563
	Jack in the Box Inc.	308,407	21,043
*	elf Beauty Inc.	373,181	20,637
	Levi Strauss & Co. Class A	1,292,292	20,056
*,1	QuantumScape Corp. Class A	3,438,797	19,498
*	Liberty Media Corp.-Liberty Formula One Class A	359,765	19,222
*,1	iRobot Corp.	385,569	18,557
*	Madison Square Garden Entertainment Corp.	390,281	17,551
*,1	Dutch Bros Inc. Class A	608,144	17,144
*	Coursera Inc.	1,413,977	16,727
	Steven Madden Ltd.	519,972	16,618
*,1	Luminar Technologies Inc. Class A	3,351,076	16,588
*	Allegiant Travel Co.	232,105	15,781
	Spirit Airlines Inc.	807,833	15,737
	Red Rock Resorts Inc. Class A	365,920	14,640
*	ACV Auctions Inc. Class A	1,746,082	14,335
*	Cavco Industries Inc.	62,772	14,202
*	Boot Barn Holdings Inc.	221,117	13,824
*	Revolve Group Inc. Class A	604,533	13,457
*	Overstock.com Inc.	678,787	13,141
*	Figs Inc. Class A	1,888,442	12,709
*,1	Fisker Inc. Class A	1,731,816	12,590
[1]	Camping World Holdings Inc. Class A	562,525	12,556
*	Petco Health & Wellness Co. Inc. Class A	1,183,423	11,219
	Monro Inc.	233,310	10,546
*	Sweetgreen Inc. Class A	1,227,585	10,520
*,1	Mister Car Wash Inc.	1,131,449	10,443
*	Portillo's Inc. Class A	598,352	9,765
*	Stride Inc.	303,351	9,489
*	Life Time Group Holdings Inc.	720,225	8,614
		Shares	Market Value• ($000)
*	Corsair Gaming Inc.	596,519	8,095
*	Poshmark Inc. Class A	443,844	7,936
*	Sun Country Airlines Holdings Inc.	474,792	7,530
*	Integral Ad Science Holding Corp.	798,835	7,022
*	2U Inc.	1,102,621	6,913
*,1	Carvana Co. Class A	1,414,990	6,707
*	Udemy Inc.	576,409	6,081
*	Vizio Holding Corp. Class A	697,575	5,169
*	Sciplay Corp. Class A	319,832	5,143
*	Frontier Group Holdings Inc.	484,833	4,979
*,1	Canoo Inc.	3,674,653	4,520
*,1	ContextLogic Inc. Class A	8,545,592	4,168
*,1	Bowlero Corp.	290,923	3,922
*	Arhaus Inc. Class A	319,743	3,118
*,1	SES AI Corp.	923,620	2,909
*	Rush Street Interactive Inc.	809,409	2,906
*,1	Dream Finders Homes Inc. Class A	317,787	2,752
*	Angi Inc. Class A	1,036,743	2,436
*	Vacasa Inc. Class A	1,739,974	2,192
*,1	Bed Bath & Beyond Inc.	827,051	2,076
*	Stitch Fix Inc. Class A	571,217	1,776
*	Allbirds Inc. Class A	714,518	1,729
[1]	Weber Inc. Class A	139,716	1,125
*	Latham Group Inc.	304,281	980
*	Brilliant Earth Group Inc. Class A	165,260	712
*	Cardlytics Inc.	117,077	677
			3,939,653
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	2,385,012	149,278
	Casey's General Stores Inc.	554,249	124,346
	Lamb Weston Holdings Inc.	1,069,480	95,569
*	Celsius Holdings Inc.	623,952	64,916
*	Simply Good Foods Co.	1,473,520	56,038
*	BellRing Brands Inc.	2,000,970	51,305
*	Boston Beer Co. Inc. Class A	137,005	45,146
*	Freshpet Inc.	679,451	35,855
*	Post Holdings Inc.	392,793	35,453
	Coca-Cola Consolidated Inc.	68,555	35,125
	WD-40 Co.	202,335	32,618
	Cal-Maine Foods Inc.	591,562	32,211
	Lancaster Colony Corp.	143,761	28,364
	J & J Snack Foods Corp.	171,995	25,749
	Medifast Inc.	163,252	18,831
	Utz Brands Inc.	1,019,110	16,163
*	National Beverage Corp.	346,190	16,108

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Beauty Health Co.	1,381,301	12,570
*,1	Beyond Meat Inc.	851,419	10,481
	Tootsie Roll Industries Inc.	239,162	10,181
*	Sovos Brands Inc.	524,375	7,535
*	USANA Health Sciences Inc.	85,465	4,547
*	Olaplex Holdings Inc.	721,891	3,761
*	Vital Farms Inc.	183,328	2,735
*,1	BRC Inc. Class A	296,838	1,814
			916,699
Energy (6.4%)
	Targa Resources Corp.	3,367,150	247,486
*	First Solar Inc.	753,449	112,859
	Texas Pacific Land Corp.	45,841	107,462
	Matador Resources Co.	1,669,352	95,554
	PDC Energy Inc.	1,370,325	86,988
	ChampionX Corp.	2,965,000	85,955
	EQT Corp.	2,456,973	83,119
*	Denbury Inc.	703,736	61,239
	NOV Inc.	2,920,389	61,007
	Magnolia Oil & Gas Corp. Class A	2,509,337	58,844
	Cactus Inc. Class A	903,603	45,415
	Civitas Resources Inc.	760,096	44,032
*	Array Technologies Inc.	2,127,863	41,132
	New Fortress Energy Inc.	947,048	40,174
	Liberty Energy Inc. Class A	2,442,576	39,106
*,1	ChargePoint Holdings Inc.	4,049,755	38,594
	Helmerich & Payne Inc.	706,163	35,004
*	Callon Petroleum Co.	917,871	34,044
*	Shoals Technologies Group Inc. Class A	1,290,571	31,838
	SM Energy Co.	910,971	31,729
	Alpha Metallurgical Resources Inc.	201,986	29,569
*	Noble Corp. plc	780,193	29,421
*	Ameresco Inc. Class A	480,473	27,454
*	Weatherford International plc	526,271	26,798
*	Oceaneering International Inc.	1,495,858	26,163
	Enviva Inc.	446,084	23,629
*,1	Stem Inc.	2,177,746	19,469
	Comstock Resources Inc.	1,387,400	19,021
*	FuelCell Energy Inc.	6,017,621	16,729
*	NexTier Oilfield Solutions Inc.	1,548,288	14,306
*	Dril-Quip Inc.	478,126	12,991
*	SunPower Corp.	645,750	11,643
	RPC Inc.	1,285,469	11,428
	Kinetik Holdings Inc. Class A	255,712	8,459
*	Helix Energy Solutions Group Inc.	1,070,163	7,898
		Shares	Market Value• ($000)
	Sitio Royalties Corp.	272,404	7,859
*	Tellurian Inc.	3,771,812	6,337
*,1	EVgo Inc. Class A	1,028,727	4,598
*	OPAL Fuels Inc. Class A	28,334	206
			1,685,559
Financials (4.6%)
	LPL Financial Holdings Inc.	562,552	121,607
	Erie Indemnity Co. Class A	377,837	93,976
	Kinsale Capital Group Inc.	326,258	85,323
	Morningstar Inc.	378,972	82,081
	Pinnacle Financial Partners Inc.	1,081,198	79,360
*	Robinhood Markets Inc. Class A	9,036,099	73,554
	Blue Owl Capital Inc. Class A	6,528,400	69,201
*	Ryan Specialty Holdings Inc. Class A	1,253,919	52,050
*,1	SoFi Technologies Inc.	11,054,289	50,960
	ServisFirst Bancshares Inc.	727,745	50,149
	Western Alliance Bancorp	770,356	45,882
*,1	Credit Acceptance Corp.	96,203	45,639
	Houlihan Lokey Inc. Class A	371,393	32,371
	Hamilton Lane Inc. Class A	479,684	30,642
	Virtu Financial Inc. Class A	1,378,470	28,134
*	Focus Financial Partners Inc. Class A	736,626	27,454
*,1	Trupanion Inc.	548,614	26,076
	PJT Partners Inc. Class A	326,093	24,030
	Cohen & Steers Inc.	363,504	23,468
*	BRP Group Inc. Class A	916,589	23,043
	StepStone Group Inc. Class A	782,956	19,715
*,1	Upstart Holdings Inc.	1,032,728	13,653
	TFS Financial Corp.	832,801	12,001
*,1	Lemonade Inc.	718,643	9,831
*	Goosehead Insurance Inc. Class A	282,193	9,690
*	Open Lending Corp. Class A	1,405,604	9,488
*	Triumph Financial Inc.	172,542	8,432
*	Palomar Holdings Inc.	177,903	8,034
*,1	Silvergate Capital Corp. Class A	446,298	7,765
*,1	Riot Blockchain Inc.	2,234,835	7,576
*	Clearwater Analytics Holdings Inc. Class A	395,434	7,414
	Live Oak Bancshares Inc.	244,739	7,391
	P10 Inc. Class A	607,394	6,481
*,1	Marathon Digital Holdings Inc.	1,647,299	5,634

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Oscar Health Inc. Class A	1,902,647	4,680
*	AssetMark Financial Holdings Inc.	167,736	3,858
*	LendingTree Inc.	80,856	1,725
*,1	Hagerty Inc. Class A	154,896	1,303
			1,209,671
Health Care (21.2%)
	Bio-Techne Corp.	2,335,433	193,561
*	Neurocrine Biosciences Inc.	1,430,179	170,821
*	Sarepta Therapeutics Inc.	1,240,857	160,790
*	Repligen Corp.	826,296	139,900
*	Exact Sciences Corp.	2,644,345	130,922
*	Penumbra Inc.	536,940	119,448
*	Halozyme Therapeutics Inc.	2,011,331	114,445
	Chemed Corp.	221,268	112,942
*	Shockwave Medical Inc.	537,820	110,581
*	Masimo Corp.	743,163	109,951
*	Inspire Medical Systems Inc.	429,961	108,299
	Bruker Corp.	1,531,615	104,686
*	Novocure Ltd.	1,381,870	101,360
*	Globus Medical Inc. Class A	1,151,612	85,530
*	Charles River Laboratories International Inc.	378,522	82,480
*	HealthEquity Inc.	1,258,139	77,552
*	Exelixis Inc.	4,798,381	76,966
*	Ionis Pharmaceuticals Inc.	2,007,851	75,837
	Ensign Group Inc.	784,508	74,222
*	Medpace Holdings Inc.	347,032	73,713
*	Apellis Pharmaceuticals Inc.	1,398,893	72,337
*	LHC Group Inc.	438,363	70,879
*	Option Care Health Inc.	2,301,359	69,248
*	Intra-Cellular Therapies Inc.	1,268,612	67,135
*	Alkermes plc	2,444,908	63,885
*	QuidelOrtho Corp.	737,111	63,148
*	Natera Inc.	1,541,814	61,935
*	Cytokinetics Inc.	1,338,005	61,307
*	Arrowhead Pharmaceuticals Inc.	1,497,219	60,727
*	Merit Medical Systems Inc.	846,793	59,801
*	Integra LifeSciences Holdings Corp.	1,056,412	59,233
*	Haemonetics Corp.	752,683	59,199
*	ICU Medical Inc.	339,149	53,409
*	Lantheus Holdings Inc.	1,024,104	52,188
*	Teladoc Health Inc.	2,172,103	51,370
*	Amicus Therapeutics Inc.	4,181,718	51,059
*	Vaxcyte Inc.	1,057,825	50,723
		Shares	Market Value• ($000)
*	10X Genomics Inc. Class A	1,352,017	49,267
*	Doximity Inc. Class A	1,436,442	48,207
*	Neogen Corp.	3,057,231	46,562
*	Axonics Inc.	737,233	46,099
*	Ultragenyx Pharmaceutical Inc.	991,795	45,950
*	1Life Healthcare Inc.	2,737,226	45,739
*	Tandem Diabetes Care Inc.	957,321	43,032
*	Oak Street Health Inc.	1,989,022	42,784
*	Denali Therapeutics Inc.	1,516,644	42,178
*	Intellia Therapeutics Inc.	1,205,839	42,072
*	PTC Therapeutics Inc.	1,070,271	40,852
*	Inari Medical Inc.	638,941	40,611
*	Amedisys Inc.	483,986	40,432
*	Insmed Inc.	2,017,390	40,307
	CONMED Corp.	453,981	40,241
*	iRhythm Technologies Inc.	425,850	39,889
*	Guardant Health Inc.	1,448,989	39,412
*	Blueprint Medicines Corp.	891,048	39,037
*	Beam Therapeutics Inc.	996,913	38,989
*	Evolent Health Inc. Class A	1,356,164	38,081
*	Vir Biotechnology Inc.	1,486,463	37,622
*	STAAR Surgical Co.	717,948	34,849
*	Progyny Inc.	1,106,846	34,478
*	Omnicell Inc.	665,263	33,543
*	Azenta Inc.	558,851	32,536
*	NuVasive Inc.	776,963	32,042
*	Signify Health Inc. Class A	1,064,005	30,494
*	Glaukos Corp.	675,551	29,508
*	Cerevel Therapeutics Holdings Inc.	932,105	29,399
*	AtriCure Inc.	658,636	29,230
*,1	Ginkgo Bioworks Holdings Inc. Class A	17,164,563	29,008
*	ACADIA Pharmaceuticals Inc.	1,810,656	28,826
*	Sage Therapeutics Inc.	753,839	28,751
*	Certara Inc.	1,785,079	28,686
*	Silk Road Medical Inc.	539,841	28,531
*	REVOLUTION Medicines Inc.	1,191,397	28,379
*	Corcept Therapeutics Inc.	1,364,200	27,707
*	Amylyx Pharmaceuticals Inc.	741,034	27,381
*	Relay Therapeutics Inc.	1,712,837	25,590
*	Surgery Partners Inc.	914,570	25,480
*	Veracyte Inc.	1,069,740	25,385
*	Pacira BioSciences Inc.	650,149	25,102
*	agilon health Inc.	1,534,759	24,771
*	Harmony Biosciences Holdings Inc.	442,394	24,376

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc. Class A	1,945,695	24,107
*	Maravai LifeSciences Holdings Inc. Class A	1,659,118	23,742
*	Xencor Inc.	894,395	23,290
*	Arvinas Inc.	675,346	23,104
*	TG Therapeutics Inc.	1,941,214	22,965
*,1	PROCEPT BioRobotics Corp.	530,863	22,052
*	AdaptHealth Corp. Class A	1,099,571	21,134
*	FibroGen Inc.	1,255,049	20,106
*	Nevro Corp.	499,449	19,778
*	Privia Health Group Inc.	847,538	19,248
*	Twist Bioscience Corp.	794,573	18,919
*	CorVel Corp.	128,092	18,616
*	Outset Medical Inc.	716,859	18,509
*	SpringWorks Therapeutics Inc.	694,228	18,057
*	Mirati Therapeutics Inc.	385,960	17,488
*	Apollo Medical Holdings Inc.	589,183	17,434
*	R1 RCM Inc.	1,545,496	16,923
*	NeoGenomics Inc.	1,780,507	16,452
*,1	Warby Parker Inc. Class A	1,210,067	16,324
*	BioCryst Pharmaceuticals Inc.	1,383,379	15,881
*	Alignment Healthcare Inc.	1,250,498	14,706
*	Adaptive Biotechnologies Corp.	1,910,114	14,593
*	Kymera Therapeutics Inc.	569,870	14,224
*	Supernus Pharmaceuticals Inc.	381,080	13,593
*,1	Novavax Inc.	1,277,240	13,130
*	REGENXBIO Inc.	578,204	13,114
*	Zentalis Pharmaceuticals Inc.	635,207	12,793
*	Fate Therapeutics Inc.	1,225,901	12,369
*	Innoviva Inc.	931,641	12,344
*	Treace Medical Concepts Inc.	535,355	12,308
*	Cytek Biosciences Inc.	1,200,738	12,260
*	Sotera Health Co.	1,465,148	12,205
*	Phreesia Inc.	370,281	11,982
*	Verve Therapeutics Inc.	598,426	11,580
*	Agios Pharmaceuticals Inc.	407,806	11,451
*	Recursion Pharmaceuticals Inc. Class A	1,482,893	11,433
*	Hims & Hers Health Inc.	1,775,027	11,378
*,1	EQRx Inc.	4,348,411	10,697
*	Theravance Biopharma Inc.	850,004	9,537
		Shares	Market Value• ($000)
*	American Well Corp. Class A	3,238,387	9,165
*	CareDx Inc.	794,537	9,066
*	Editas Medicine Inc. Class A	1,021,007	9,056
*	HealthStream Inc.	362,822	9,012
*	AnaptysBio Inc.	274,385	8,503
*	Alector Inc.	920,676	8,498
*	Health Catalyst Inc.	771,878	8,205
*	Agiliti Inc.	494,604	8,067
*	Rocket Pharmaceuticals Inc.	408,222	7,989
*	Arcus Biosciences Inc.	349,247	7,222
*	Lyell Immunopharma Inc.	2,029,742	7,043
*	Allogene Therapeutics Inc.	1,070,381	6,733
*,1	Invitae Corp.	3,596,814	6,690
*	Inogen Inc.	323,147	6,369
*,1	ImmunityBio Inc.	1,188,283	6,025
*	Nektar Therapeutics Class A	2,650,510	5,990
*,1	Sana Biotechnology Inc.	1,415,544	5,591
*,1	LifeStance Health Group Inc.	1,114,860	5,507
*	Cullinan Oncology Inc.	475,494	5,016
*	GoodRx Holdings Inc. Class A	1,040,091	4,847
*,1	Butterfly Network Inc.	1,938,404	4,768
*	Clover Health Investments Corp. Class A	5,125,080	4,764
*	OPKO Health Inc.	3,131,439	3,914
*,1	Erasca Inc.	907,156	3,910
*	Accolade Inc.	482,541	3,759
*	Cano Health Inc.	2,540,596	3,481
*	Sangamo Therapeutics Inc.	1,034,557	3,248
*	PMV Pharmaceuticals Inc.	305,274	2,656
*,1	Gossamer Bio Inc.	1,161,084	2,520
*	Innovage Holding Corp.	301,659	2,166
*	Design Therapeutics Inc.	209,351	2,148
*	Seer Inc. Class A	370,034	2,146
*	Pulmonx Corp.	250,215	2,109
*	Nuvation Bio Inc.	1,054,684	2,025
*,1	Prime Medicine Inc.	73,064	1,358
*	Atea Pharmaceuticals Inc.	278,689	1,340
*	OmniAb Inc.	311,272	1,121
*,1	P3 Health Partners Inc.	339,681	625
*,1	SmileDirectClub Inc. Class A	815,725	287
*	Instil Bio Inc.	434,959	274
*,2	OmniAb Inc. (Earnout Shares)	90,640	—
			5,626,043

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
Industrials (19.0%)
*	Fair Isaac Corp.	371,603	222,434
	Nordson Corp.	766,033	182,101
	Toro Co.	1,550,216	175,484
	Graco Inc.	2,507,120	168,629
*	Axon Enterprise Inc.	1,006,116	166,945
*	WillScot Mobile Mini Holdings Corp.	3,107,767	140,378
	Genpact Ltd.	2,725,879	126,263
	Watsco Inc.	494,937	123,437
*	Paylocity Holding Corp.	621,363	120,706
	Cognex Corp.	2,445,064	115,187
	Lennox International Inc.	474,461	113,505
	A O Smith Corp.	1,887,383	108,034
*	WEX Inc.	648,646	106,151
	Jack Henry & Associates Inc.	542,414	95,226
	Curtiss-Wright Corp.	569,934	95,173
	Advanced Drainage Systems Inc.	1,109,637	90,957
	Landstar System Inc.	534,405	87,055
*	Saia Inc.	393,869	82,586
	Littelfuse Inc.	368,382	81,118
*	ExlService Holdings Inc.	467,311	79,176
	BWX Technologies Inc.	1,357,108	78,821
*	GXO Logistics Inc.	1,766,002	75,391
	Exponent Inc.	753,514	74,666
*	TopBuild Corp.	475,720	74,445
*	Chart Industries Inc.	633,400	72,987
	Eagle Materials Inc.	547,782	72,773
*	Trex Co. Inc.	1,633,475	69,145
*	AMN Healthcare Services Inc.	644,984	66,317
	Maximus Inc.	904,221	66,307
*	Euronet Worldwide Inc.	701,101	66,170
*	Aerojet Rocketdyne Holdings Inc.	1,138,675	63,686
	Insperity Inc.	536,017	60,892
*	ASGN Inc.	705,633	57,495
*	ATI Inc.	1,925,247	57,488
	Simpson Manufacturing Co. Inc.	633,838	56,196
	Berry Global Group Inc.	923,266	55,793
*	Middleby Corp.	372,988	49,943
	Herc Holdings Inc.	370,188	48,706
	AAON Inc.	633,397	47,707
	Badger Meter Inc.	435,496	47,482
*	Generac Holdings Inc.	471,661	47,477
	Franklin Electric Co. Inc.	586,114	46,743
	Armstrong World Industries Inc.	679,453	46,604
*	Bloom Energy Corp. Class A	2,403,531	45,956
*	Marqeta Inc. Class A	7,300,135	44,604
	John Bean Technologies Corp.	474,523	43,338
		Shares	Market Value• ($000)
	Woodward Inc.	445,103	43,001
	MKS Instruments Inc.	495,279	41,965
*	Shift4 Payments Inc. Class A	749,711	41,931
	Forward Air Corp.	395,881	41,524
*,1	TriNet Group Inc.	556,081	37,702
*	Mercury Systems Inc.	820,425	36,706
*	ACI Worldwide Inc.	1,571,646	36,148
*	Itron Inc.	672,927	34,084
*	Flywire Corp.	1,322,715	32,367
*	AZEK Co. Inc. Class A	1,586,683	32,241
*	Verra Mobility Corp. Class A	2,233,863	30,894
	Comfort Systems USA Inc.	266,444	30,662
*	AeroVironment Inc.	353,864	30,312
	Installed Building Products Inc.	340,998	29,189
*,1	Affirm Holdings Inc. Class A	2,915,971	28,197
*	Air Transport Services Group Inc.	1,083,737	28,155
*	Masonite International Corp.	332,144	26,774
	Lindsay Corp.	164,152	26,732
	Helios Technologies Inc.	485,525	26,432
	Mueller Water Products Inc. Class A	2,325,800	25,026
*	Evo Payments Inc. Class A	716,689	24,253
	Federal Signal Corp.	452,575	21,031
*	Payoneer Global Inc.	3,635,882	19,888
*	Core & Main Inc. Class A	1,022,358	19,742
*	Dycom Industries Inc.	208,319	19,499
*	Kratos Defense & Security Solutions Inc.	1,869,108	19,289
*	Vicor Corp.	335,512	18,034
	Tennant Co.	275,939	16,990
*	Remitly Global Inc.	1,266,259	14,499
*	Hayward Holdings Inc.	1,410,557	13,259
*	Legalzoom.com Inc.	1,429,520	11,064
*,1	Nikola Corp.	4,975,131	10,746
	Enerpac Tool Group Corp. Class A	422,065	10,742
	FTAI Aviation Ltd.	626,467	10,725
*,1	PureCycle Technologies Inc.	1,577,081	10,661
*,1	Virgin Galactic Holdings Inc.	3,056,423	10,636
*	Gibraltar Industries Inc.	229,750	10,541
*	Enovix Corp.	815,973	10,151
*	Janus International Group Inc.	979,033	9,320
*	FARO Technologies Inc.	280,815	8,259
*	Hillman Solutions Corp.	1,010,764	7,288
*	TaskUS Inc. Class A	408,679	6,907
*	Aurora Innovation Inc.	5,504,760	6,661

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Cimpress plc	233,544	6,448
*	CryoPort Inc.	350,280	6,077
*	Forrester Research Inc.	169,627	6,066
*	Proto Labs Inc.	201,329	5,140
*	Leonardo DRS Inc.	378,242	4,834
*,1	Desktop Metal Inc. Class A	3,521,977	4,790
*,1	Hyliion Holdings Corp.	2,001,520	4,684
*	Sterling Check Corp.	292,910	4,531
	Gorman-Rupp Co.	167,396	4,289
*	TuSimple Holdings Inc. Class A	2,047,321	3,358
*	CS Disco Inc.	352,225	2,226
*	Ranpak Holdings Corp. Class A	332,262	1,917
*	Paymentus Holdings Inc. Class A	234,370	1,877
*	Microvast Holdings Inc.	1,129,923	1,729
*	Global Business Travel Group I	201,016	1,357
			5,047,227
Real Estate (6.3%)
	Equity LifeStyle Properties Inc.	2,491,994	160,983
	Rexford Industrial Realty Inc.	2,730,562	149,198
	CubeSmart	3,341,732	134,505
	American Homes 4 Rent Class A	4,199,576	126,575
	Americold Realty Trust Inc.	4,009,002	113,495
	Healthcare Realty Trust Inc. Class A	5,664,799	109,161
	Host Hotels & Resorts Inc.	5,319,561	85,379
	Spirit Realty Capital Inc.	2,078,252	82,985
	Kite Realty Group Trust	3,261,876	68,662
	Ryman Hospitality Properties Inc.	779,786	63,771
	Lamar Advertising Co. Class A	649,094	61,274
	Terreno Realty Corp.	1,075,464	61,162
	Independence Realty Trust Inc.	3,337,007	56,262
	Essential Properties Realty Trust Inc.	2,119,452	49,744
	National Storage Affiliates Trust	1,285,834	46,444
	Innovative Industrial Properties Inc.	416,572	42,220
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,324,818	38,393
	Kilroy Realty Corp.	870,622	33,667
	Phillips Edison & Co. Inc.	873,036	27,797
	RLJ Lodging Trust	2,417,647	25,603
		Shares	Market Value• ($000)
	Uniti Group Inc.	3,519,804	19,465
	St. Joe Co.	476,177	18,404
	Paramount Group Inc.	2,773,246	16,473
	CareTrust REIT Inc.	720,047	13,378
	Marcus & Millichap Inc.	379,613	13,078
[1]	eXp World Holdings Inc.	1,132,808	12,551
	Safehold Inc.	369,083	10,563
	Universal Health Realty Income Trust	184,266	8,795
*	Opendoor Technologies Inc.	7,530,034	8,735
*	Redfin Corp.	1,533,601	6,502
	Alexander's Inc.	15,499	3,411
*,1	WeWork Inc.	2,102,295	3,006
			1,671,641
Technology (18.6%)
*	PTC Inc.	1,572,967	188,819
	Entegris Inc.	2,217,802	145,466
*	Ceridian HCM Holding Inc.	2,171,630	139,310
*	Lattice Semiconductor Corp.	2,039,189	132,303
*	Wolfspeed Inc.	1,748,482	120,715
*	Dynatrace Inc.	2,998,609	114,847
*	Pure Storage Inc. Class A	4,225,869	113,084
*	Manhattan Associates Inc.	928,388	112,706
*	Coupa Software Inc.	1,130,117	89,471
*	Nutanix Inc. Class A	3,424,124	89,198
*	Aspen Technology Inc.	431,790	88,690
*	Guidewire Software Inc.	1,218,798	76,248
*	Smartsheet Inc. Class A	1,846,921	72,695
	National Instruments Corp.	1,942,933	71,694
*	Five9 Inc.	1,049,368	71,210
*	Fabrinet	544,448	69,809
*	SPS Commerce Inc.	536,222	68,867
*	Novanta Inc.	504,607	68,561
	Universal Display Corp.	632,575	68,343
*	Tenable Holdings Inc.	1,674,657	63,888
*	Silicon Laboratories Inc.	470,533	63,837
	Dolby Laboratories Inc. Class A	890,336	62,804
*	Box Inc. Class A	2,010,925	62,600
*	Coherent Corp.	1,754,783	61,593
	Vertiv Holdings Co. Class A	4,492,976	61,374
	Power Integrations Inc.	850,919	61,028
*	Workiva Inc. Class A	688,118	57,781
*	Qualys Inc.	508,669	57,088
*	Elastic NV	1,092,389	56,258
*	Blackline Inc.	800,866	53,874
*	Envestnet Inc.	823,194	50,791
*	Onto Innovation Inc.	736,891	50,175
*	Gitlab Inc. Class A	1,100,685	50,015

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	MACOM Technology Solutions Holdings Inc.	788,479	49,658
*	Diodes Inc.	642,623	48,929
*	Procore Technologies Inc.	1,027,330	48,469
	Advanced Energy Industries Inc.	556,377	47,726
*	New Relic Inc.	813,850	45,942
*	RingCentral Inc. Class A	1,281,750	45,374
*	Ambarella Inc.	543,372	44,681
*	Dropbox Inc. Class A	1,982,170	44,361
*	Alteryx Inc. Class A	865,739	43,867
*	SentinelOne Inc. Class A	2,910,786	42,468
*	CommVault Systems Inc.	662,857	41,654
*	IPG Photonics Corp.	435,120	41,193
*	Confluent Inc. Class A	1,831,408	40,731
*	Toast Inc. Class A	2,240,486	40,396
*	Sprout Social Inc. Class A	703,597	39,725
*	Varonis Systems Inc. Class B	1,559,407	37,332
*	Perficient Inc.	515,721	36,013
*	MaxLinear Inc. Class A	1,053,033	35,750
*	Altair Engineering Inc. Class A	780,436	35,486
*	Alarm.com Holdings Inc.	706,254	34,945
*,1	Freshworks Inc. Class A	2,280,289	33,543
*	Rogers Corp.	280,308	33,452
	Clear Secure Inc. Class A	1,211,643	33,235
*	PagerDuty Inc.	1,195,641	31,756
*	KnowBe4 Inc. Class A	1,281,353	31,752
*	Allegro MicroSystems Inc.	997,621	29,949
*	Appfolio Inc. Class A	273,881	28,862
*	UiPath Inc. Class A	2,262,386	28,755
*	Rapid7 Inc.	838,945	28,507
*	nCino Inc.	1,074,437	28,408
*	Semtech Corp.	947,288	27,178
*	Yelp Inc. Class A	987,536	26,999
*	DoubleVerify Holdings Inc.	1,229,279	26,995
*	Bumble Inc. Class A	1,257,021	26,460
*	HashiCorp Inc. Class A	934,738	25,556
*	FormFactor Inc.	1,148,947	25,541
*	DigitalOcean Holdings Inc.	933,920	23,787
*	Blackbaud Inc.	396,204	23,321
*	SiTime Corp.	224,007	22,764
*	Paycor HCM Inc.	913,342	22,349
*	LiveRamp Holdings Inc.	942,840	22,100
*	Q2 Holdings Inc.	816,048	21,927
*	Digital Turbine Inc.	1,395,807	21,272
*	Jamf Holding Corp.	996,776	21,231
	Pegasystems Inc.	613,675	21,012
*	JFrog Ltd.	973,609	20,767
*	Cargurus Inc. Class A	1,451,010	20,329
*	Magnite Inc.	1,892,715	20,044
		Shares	Market Value• ($000)
*,1	MicroStrategy Inc. Class A	139,598	19,763
*,1	Xometry Inc. Class A	597,771	19,266
*	Appian Corp. Class A	578,703	18,843
*	E2open Parent Holdings Inc.	3,139,670	18,430
	Shutterstock Inc.	347,920	18,342
*	Upwork Inc.	1,754,169	18,314
*	Impinj Inc.	163,349	17,834
*	Everbridge Inc.	592,447	17,525
*,1	Samsara Inc. Class A	1,396,192	17,355
*	Qualtrics International Inc. Class A	1,615,730	16,771
*	Zeta Global Holdings Corp. Class A	1,938,283	15,836
*	Credo Technology Group Holding Ltd.	1,188,924	15,825
*	PROS Holdings Inc.	605,307	14,685
*	Schrodinger Inc.	782,976	14,634
*	ForgeRock Inc. Class A	636,523	14,494
*	Thoughtworks Holding Inc.	1,401,382	14,280
*	Consensus Cloud Solutions Inc.	264,773	14,234
*	Veeco Instruments Inc.	762,928	14,175
*	Asana Inc. Class A	1,024,709	14,110
*	Braze Inc. Class A	505,476	13,789
*	AppLovin Corp. Class A	1,303,588	13,727
*	3D Systems Corp.	1,849,073	13,683
*	Fastly Inc. Class A	1,642,794	13,455
*	Momentive Global Inc.	1,875,162	13,126
*	Duck Creek Technologies Inc.	1,083,326	13,054
*	Planet Labs PBC	2,770,038	12,050
*	Sprinklr Inc. Class A	1,428,514	11,671
*	Zuora Inc. Class A	1,834,758	11,669
*	Sumo Logic Inc.	1,409,233	11,415
*	LivePerson Inc.	1,061,988	10,769
*	Yext Inc.	1,465,567	9,570
*	Olo Inc. Class A	1,493,094	9,332
*	CEVA Inc.	326,868	8,361
*	Alkami Technology Inc.	543,027	7,923
*	Vertex Inc. Class A	542,208	7,867
*	C3.ai Inc. Class A	700,799	7,842
*	PubMatic Inc. Class A	608,547	7,796
*,1	IonQ Inc.	2,225,372	7,678
*	BigCommerce Holdings Inc.	874,823	7,646
*	Amplitude Inc. Class A	611,473	7,387
*	Squarespace Inc. Class A	330,127	7,319
*	Eventbrite Inc. Class A	1,202,742	7,048
*	Vimeo Inc.	1,981,006	6,795
*	Bandwidth Inc. Class A	294,634	6,762
*	nLight Inc.	638,632	6,476
*	EngageSmart Inc.	366,050	6,442

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Definitive Healthcare Corp. Class A	545,661	5,997
*	Intapp Inc.	233,449	5,822
*	Cvent Holding Corp. Class A	1,078,062	5,822
*	Matterport Inc.	1,813,253	5,077
*	SmartRent Inc. Class A	2,059,736	5,005
*	N-able Inc.	469,121	4,823
*	NerdWallet Inc. Class A	501,411	4,814
*	AvePoint Inc.	1,038,656	4,269
*	SEMrush Holdings Inc. Class A	453,251	3,689
*	MediaAlpha Inc. Class A	351,401	3,496
*	MeridianLink Inc.	239,124	3,283
*	EverCommerce Inc.	428,033	3,185
*	Enfusion Inc. Class A	307,174	2,970
*	Blend Labs Inc. Class A	1,588,743	2,288
*	Nextdoor Holdings Inc.	806,356	1,661
*	Aeva Technologies Inc.	973,374	1,324
*,1	Rumble Inc.	206,655	1,230
*	Telos Corp.	174,947	891
*	SecureWorks Corp. Class A	125,709	803
*,1	Skillz Inc. Class A	1,177,580	596
			4,930,106
Telecommunications (1.8%)
*	Ciena Corp.	2,204,951	112,408
	Cable One Inc.	86,492	61,570
*	Calix Inc.	827,919	56,654
*	Lumentum Holdings Inc.	964,496	50,318
*	Iridium Communications Inc.	841,921	43,275
	Cogent Communications Holdings Inc.	644,020	36,761
*	Viasat Inc.	1,069,863	33,861
	ADTRAN Holdings Inc.	1,037,083	19,487
*	Infinera Corp.	2,771,662	18,681
*	Globalstar Inc.	10,690,603	14,218
	ATN International Inc.	163,772	7,420
*	WideOpenWest Inc.	780,422	7,110
*	Gogo Inc.	472,069	6,968
*	8x8 Inc.	1,574,771	6,803
*,1	fuboTV Inc.	1,376,901	2,396
			477,930
		Shares	Market Value• ($000)
Utilities (1.6%)
*	Clean Harbors Inc.	764,336	87,226
*	Sunrun Inc.	3,013,116	72,375
*	Evoqua Water Technologies Corp.	1,812,996	71,795
	Ormat Technologies Inc.	708,842	61,301
*	Casella Waste Systems Inc. Class A	754,285	59,822
*	Sunnova Energy International Inc.	1,456,545	26,232
	California Water Service Group	409,035	24,804
	Clearway Energy Inc. Class C	620,203	19,766
	Clearway Energy Inc. Class A	245,886	7,357
*,1	NuScale Power Corp.	288,642	2,961
			433,639
Total Common Stocks (Cost $26,584,714)			26,478,584
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.334% (Cost $541,077)	5,413,027	541,249
Total Investments (101.8%) (Cost $27,125,791)			27,019,833
Other Assets and Liabilities—Net (-1.8%)			(486,852)
Net Assets (100%)			26,532,981
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $449,801,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $491,605,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	274	24,261	144

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	732	(4.515)	71	—
ACI Worldwide Inc.	8/31/23	BANA	1,400	(4.515)	136	—
Elastic NV	8/31/23	BANA	2,448	(4.115)	—	(396)
Fisker Inc. Class A	1/31/23	GSI	5,648	(4.329)	160	—
Middleby Corp.	8/31/23	BANA	4,037	(4.115)	—	(301)
Novocure Ltd.	8/31/23	BANA	13,831	(4.115)	—	(674)
Virtu Financial Inc. Class A	8/31/23	BANA	776	(4.515)	—	(56)
Wolfspeed Inc.	8/31/23	BANA	9,092	(4.115)	—	(2,218)
					367	(3,645)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $26,584,714)	26,478,584
Affiliated Issuers (Cost $541,077)	541,249
Total Investments in Securities	27,019,833
Investment in Vanguard	1,022
Cash	14,751
Cash Collateral Pledged—Futures Contracts	2,140
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,710
Receivables for Investment Securities Sold	373
Receivables for Accrued Income	17,628
Receivables for Capital Shares Issued	22,123
Unrealized Appreciation—Over-the-Counter Swap Contracts	367
Total Assets	27,081,947
Liabilities
Payables for Investment Securities Purchased	13,483
Collateral for Securities on Loan	491,605
Payables for Capital Shares Redeemed	39,319
Payables to Vanguard	807
Variation Margin Payable—Futures Contracts	107
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,645
Total Liabilities	548,966
Net Assets	26,532,981
1 Includes $449,801,000 of securities on loan.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	31,090,058
Total Distributable Earnings (Loss)	(4,557,077)
Net Assets	26,532,981

Investor Shares—Net Assets
Applicable to 1,423,433 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,258
Net Asset Value Per Share—Investor Shares	$56.38

ETF Shares—Net Assets
Applicable to 60,021,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,035,937
Net Asset Value Per Share—ETF Shares	$200.53

Admiral Shares—Net Assets
Applicable to 162,850,856 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,481,828
Net Asset Value Per Share—Admiral Shares	$70.51

Institutional Shares—Net Assets
Applicable to 51,980,752 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,934,958
Net Asset Value Per Share—Institutional Shares	$56.46
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends	199,649
Interest[1]	1,091
Securities Lending—Net	31,241
Total Income	231,981
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,095
Management and Administrative—Investor Shares	172
Management and Administrative—ETF Shares	7,186
Management and Administrative—Admiral Shares	7,514
Management and Administrative—Institutional Shares	1,483
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	668
Marketing and Distribution—Admiral Shares	564
Marketing and Distribution—Institutional Shares	98
Custodian Fees	351
Auditing Fees	35
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	555
Shareholders’ Reports—Admiral Shares	194
Shareholders’ Reports—Institutional Shares	104
Trustees’ Fees and Expenses	11
Other Expenses	21
Total Expenses	20,059
Expenses Paid Indirectly	(48)
Net Expenses	20,011
Net Investment Income	211,970
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(602,477)
Futures Contracts	(3,553)
Swap Contracts	(25,325)
Realized Net Gain (Loss)	(631,355)

Small-Cap Growth Index Fund
Statement of Operations (continued)
Year Ended December 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(10,015,059)
Futures Contracts	(2,118)
Swap Contracts	2,586
Change in Unrealized Appreciation (Depreciation)	(10,014,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,433,976)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,067,000, ($65,000), less than $1,000, and $109,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,749,314,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	211,970	167,870
Realized Net Gain (Loss)	(631,355)	4,271,918
Change in Unrealized Appreciation (Depreciation)	(10,014,591)	(2,566,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,433,976)	1,873,001
Distributions
Investor Shares	(378)	(401)
ETF Shares	(65,152)	(57,438)
Admiral Shares	(62,927)	(61,028)
Institutional Shares	(16,002)	(14,238)
Total Distributions	(144,459)	(133,105)
Capital Share Transactions
Investor Shares	(30,485)	(71,356)
ETF Shares	383,979	1,267,326
Admiral Shares	(400,974)	(412,500)
Institutional Shares	230,883	(65,864)
Net Increase (Decrease) from Capital Share Transactions	183,403	717,606
Total Increase (Decrease)	(10,395,032)	2,457,502
Net Assets
Beginning of Period	36,928,013	34,470,511
End of Period	26,532,981	36,928,013
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$79.21	$75.20	$55.89	$42.36	$45.24
Investment Operations
Net Investment Income[1]	.371	.257	.241	.178	.274
Net Realized and Unrealized Gain (Loss) on Investments	(22.943)	3.938	19.331	13.617	(2.879)
Total from Investment Operations	(22.572)	4.195	19.572	13.795	(2.605)
Distributions
Dividends from Net Investment Income	(.258)	(.185)	(.262)	(.265)	(.275)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.258)	(.185)	(.262)	(.265)	(.275)
Net Asset Value, End of Period	$56.38	$79.21	$75.20	$55.89	$42.36
Total Return[2]	-28.49%	5.58%	35.12%	32.60%	-5.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80	$149	$209	$171	$1,461
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.32%	0.42%	0.35%	0.58%
Portfolio Turnover Rate[4]	24%	29%	24%	18%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$281.61	$267.36	$198.68	$150.57	$160.81
Investment Operations
Net Investment Income[1]	1.623	1.291	1.129	1.175	1.214
Net Realized and Unrealized Gain (Loss) on Investments	(81.603)	13.975	68.729	48.077	(10.263)
Total from Investment Operations	(79.980)	15.266	69.858	49.252	(9.049)
Distributions
Dividends from Net Investment Income	(1.100)	(1.016)	(1.178)	(1.142)	(1.191)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.100)	(1.016)	(1.178)	(1.142)	(1.191)
Net Asset Value, End of Period	$200.53	$281.61	$267.36	$198.68	$150.57
Total Return	-28.40%	5.71%	35.29%	32.75%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,036	$16,379	$14,436	$9,833	$7,286
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.45%	0.55%	0.64%	0.70%
Portfolio Turnover Rate[3]	24%	29%	24%	18%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$99.01	$94.02	$69.87	$52.95	$56.55
Investment Operations
Net Investment Income[1]	.568	.448	.392	.419	.423
Net Realized and Unrealized Gain (Loss) on Investments	(28.682)	4.899	24.172	16.902	(3.605)
Total from Investment Operations	(28.114)	5.347	24.564	17.321	(3.182)
Distributions
Dividends from Net Investment Income	(.386)	(.357)	(.414)	(.401)	(.418)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.386)	(.357)	(.414)	(.401)	(.418)
Net Asset Value, End of Period	$70.51	$99.01	$94.02	$69.87	$52.95
Total Return[2]	-28.39%	5.69%	35.30%	32.76%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,482	$16,594	$16,149	$12,717	$8,560
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.73%	0.45%	0.54%	0.65%	0.70%
Portfolio Turnover Rate[4]	24%	29%	24%	18%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$79.29	$75.29	$55.95	$42.40	$45.29
Investment Operations
Net Investment Income[1]	.465	.367	.319	.327	.335
Net Realized and Unrealized Gain (Loss) on Investments	(22.979)	3.927	19.358	13.550	(2.886)
Total from Investment Operations	(22.514)	4.294	19.677	13.877	(2.551)
Distributions
Dividends from Net Investment Income	(.316)	(.294)	(.337)	(.327)	(.339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.316)	(.294)	(.337)	(.327)	(.339)
Net Asset Value, End of Period	$56.46	$79.29	$75.29	$55.95	$42.40
Total Return	-28.39%	5.70%	35.31%	32.77%	-5.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,935	$3,805	$3,676	$3,218	$2,858
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.46%	0.55%	0.64%	0.71%
Portfolio Turnover Rate[3]	24%	29%	24%	18%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Growth Index Fund
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,

Small-Cap Growth Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Growth Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,022,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $48,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,478,584	—	—	26,478,584
Temporary Cash Investments	541,249	—	—	541,249
Total	27,019,833	—	—	27,019,833

Derivative Financial Instruments
Assets
Futures Contracts[1]	144	—	—	144
Swap Contracts	—	367	—	367
Total	144	367	—	511
Liabilities
Swap Contracts	—	3,645	—	3,645
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,749,624
Total Distributable Earnings (Loss)	(1,749,624)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the deferral of qualified late-year losses. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(4,278,431)
Qualified Late-Year Losses	(1,226)
Net Unrealized Gains (Losses)	(277,420)

Small-Cap Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	144,459	133,105
Long-Term Capital Gains	—	—
Total	144,459	133,105
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,297,253
Gross Unrealized Appreciation	5,919,335
Gross Unrealized Depreciation	(6,196,755)
Net Unrealized Appreciation (Depreciation)	(277,420)
F.  During the year ended December 31, 2022, the fund purchased $11,270,337,000 of investment securities and sold $10,954,177,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,027,613,000 and $4,022,443,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $1,950,933,000 and sales were $1,122,164,000, resulting in net realized loss of $489,636,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,003	172	27,595	344
Issued in Lieu of Cash Distributions	378	7	401	5
Redeemed	(41,866)	(639)	(99,352)	(1,245)
Net Increase (Decrease)—Investor Shares	(30,485)	(460)	(71,356)	(896)

Small-Cap Growth Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,457,870	20,609	8,232,657	28,868
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,073,891)	(18,750)	(6,965,331)	(24,700)
Net Increase (Decrease)—ETF Shares	383,979	1,859	1,267,326	4,168
Admiral Shares
Issued	1,685,175	21,680	2,933,136	29,431
Issued in Lieu of Cash Distributions	56,168	800	54,667	553
Redeemed	(2,142,317)	(27,226)	(3,400,303)	(34,161)
Net Increase (Decrease)—Admiral Shares	(400,974)	(4,746)	(412,500)	(4,177)
Institutional Shares
Issued	652,486	10,669	721,080	9,029
Issued in Lieu of Cash Distributions	14,928	265	13,272	168
Redeemed	(436,531)	(6,944)	(800,216)	(10,031)
Net Increase (Decrease)—Institutional Shares	230,883	3,990	(65,864)	(834)
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Small-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Investor Shares	-9.43%	5.66%	10.15%	$26,284
Spliced Small-Cap Value Index	-9.27	5.78	10.30	26,652
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Small-Cap Value Index: MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund ETF Shares Net Asset Value	-9.29%	5.79%	10.28%	$26,602
Small-Cap Value Index Fund ETF Shares Market Price	-9.32	5.77	10.27	26,577
Spliced Small-Cap Value Index	-9.27	5.78	10.30	26,652
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.

Small-Cap Value Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Admiral Shares	-9.31%	5.79%	10.28%	$26,607
Spliced Small-Cap Value Index	-9.27	5.78	10.30	26,652
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Value Index Fund Institutional Shares	-9.31%	5.80%	10.29%	$13,315,478
Spliced Small-Cap Value Index	-9.27	5.78	10.30	13,326,150
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Small-Cap Value Index Fund ETF Shares Market Price	-9.32%	32.39%	165.77%
Small-Cap Value Index Fund ETF Shares Net Asset Value	-9.29	32.47	166.02
Spliced Small-Cap Value Index	-9.27	32.43	166.52
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Small-Cap Value Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	5.8%
Consumer Discretionary	14.0
Consumer Staples	3.5
Energy	5.8
Financials	22.2
Health Care	5.5
Industrials	21.8
Real Estate	9.4
Technology	5.6
Telecommunications	1.1
Utilities	5.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (5.7%)
	Steel Dynamics Inc.	3,007,085	293,792
	Reliance Steel & Aluminum Co.	1,058,137	214,209
*	Cleveland-Cliffs Inc.	9,290,659	149,673
	Alcoa Corp.	3,189,981	145,048
	Olin Corp.	2,469,275	130,723
	Valvoline Inc.	3,148,196	102,789
	Commercial Metals Co.	2,115,832	102,195
	United States Steel Corp.	3,801,273	95,222
	Ashland Inc.	878,588	94,475
*	Univar Solutions Inc.	2,941,670	93,545
	Huntsman Corp.	3,117,006	85,655
	UFP Industries Inc.	1,055,706	83,665
	Timken Co.	1,180,328	83,414
	Chemours Co.	2,720,889	83,314
	Element Solutions Inc.	3,928,047	71,451
	Cabot Corp.	1,015,551	67,879
	Hecla Mining Co.	10,383,948	57,735
	Mueller Industries Inc.	973,944	57,463
	Avient Corp.	1,639,619	55,354
	Sensient Technologies Corp.	757,913	55,267
	Boise Cascade Co.	711,210	48,839
	Innospec Inc.	446,484	45,925
	Stepan Co.	380,708	40,530
*	Arconic Corp.	1,829,682	38,716
	Scotts Miracle-Gro Co.	749,202	36,404
	Minerals Technologies Inc.	585,046	35,524
	Materion Corp.	370,099	32,387
	Carpenter Technology Corp.	873,424	32,264
	Westlake Corp.	287,406	29,471
	Tronox Holdings plc	2,088,645	28,635
	Worthington Industries Inc.	537,773	26,733
	Compass Minerals International Inc.	616,056	25,258
	Kaiser Aluminum Corp.	287,384	21,830
		Shares	Market Value• ($000)
	Mativ Holdings Inc.	990,557	20,703
	GrafTech International Ltd.	3,469,588	16,515
*	Coeur Mining Inc.	4,558,415	15,316
*	Ecovyst Inc.	1,526,433	13,524
	Schnitzer Steel Industries Inc. Class A	434,023	13,303
	Koppers Holdings Inc.	357,926	10,093
			2,654,838
Consumer Discretionary (14.0%)
	Aramark	4,664,935	192,848
	Service Corp. International	2,634,296	182,135
	Tapestry Inc.	4,344,311	165,431
*	BJ's Wholesale Club Holdings Inc.	2,423,725	160,354
*	Wynn Resorts Ltd.	1,736,160	143,181
	Williams-Sonoma Inc.	1,199,944	137,898
*	Capri Holdings Ltd.	2,363,394	135,470
	Dick's Sporting Goods Inc.	1,024,957	123,292
	Interpublic Group of Cos. Inc.	3,502,622	116,672
*	Mattel Inc.	6,389,492	113,989
	Murphy USA Inc.	366,592	102,477
	H&R Block Inc.	2,802,915	102,334
	Lithia Motors Inc. Class A	492,889	100,914
	Macy's Inc.	4,885,733	100,890
	Polaris Inc.	992,686	100,261
*	Light & Wonder Inc.	1,688,893	98,969
	Harley-Davidson Inc.	2,371,993	98,675
*	Alaska Air Group Inc.	2,286,759	98,193
	Toll Brothers Inc.	1,941,092	96,899
	U-Haul Holding Co.	1,712,593	94,158
*,1	Norwegian Cruise Line Holdings Ltd.	7,597,374	92,992
	New York Times Co. Class A	2,819,915	91,534
	Newell Brands Inc.	6,711,170	87,782
*,1	GameStop Corp. Class A	4,667,394	86,160

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	TEGNA Inc.	4,026,028	85,312
	Marriott Vacations Worldwide Corp.	621,806	83,689
	PVH Corp.	1,175,867	83,005
	Bath & Body Works Inc.	1,955,756	82,416
	Leggett & Platt Inc.	2,390,250	77,038
*	AutoNation Inc.	714,990	76,718
	Academy Sports & Outdoors Inc.	1,437,537	75,528
*	American Airlines Group Inc.	5,857,513	74,508
*	Asbury Automotive Group Inc.	399,054	71,530
	Ralph Lauren Corp. Class A	666,833	70,464
	Wendy's Co.	3,072,572	69,532
	Whirlpool Corp.	491,217	69,488
	Thor Industries Inc.	919,444	69,409
	Lear Corp.	532,791	66,077
	Foot Locker Inc.	1,682,106	63,567
*	Avis Budget Group Inc.	373,765	61,271
*	Meritage Homes Corp.	659,353	60,792
*	Taylor Morrison Home Corp. Class A	1,855,754	56,322
	Signet Jewelers Ltd.	792,066	53,861
	Kohl's Corp.	2,102,824	53,096
*	Coty Inc. Class A	6,130,507	52,477
*	Goodyear Tire & Rubber Co.	5,099,730	51,762
	Travel + Leisure Co.	1,392,156	50,675
	Carter's Inc.	653,613	48,766
	Gap Inc.	4,277,863	48,254
*	Helen of Troy Ltd.	432,523	47,971
*	Victoria's Secret & Co.	1,318,311	47,169
	Group 1 Automotive Inc.	249,741	45,046
	Penske Automotive Group Inc.	385,637	44,321
	KB Home	1,388,751	44,232
	American Eagle Outfitters Inc.	3,040,931	42,451
*	Hertz Global Holdings Inc.	2,709,321	41,696
	Hanesbrands Inc.	6,291,162	40,012
	Kontoor Brands Inc.	1,000,002	39,990
	Graham Holdings Co. Class B	65,717	39,707
*,1	AMC Entertainment Holdings Inc. Class A	9,586,479	39,017
	Rush Enterprises Inc. Class A	742,710	38,829
	Cracker Barrel Old Country Store Inc.	399,667	37,865
*	JetBlue Airways Corp.	5,839,111	37,837
	Dana Inc.	2,326,000	35,192
*	Under Armour Inc. Class A	3,391,641	34,459
*	Tri Pointe Homes Inc.	1,819,472	33,824
		Shares	Market Value• ($000)
*	PowerSchool Holdings Inc. Class A	1,438,155	33,193
	MDC Holdings Inc.	1,027,918	32,482
*	ODP Corp.	702,029	31,970
	Bloomin' Brands Inc.	1,582,852	31,847
*	Under Armour Inc. Class C	3,523,324	31,428
	Strategic Education Inc.	396,797	31,077
	John Wiley & Sons Inc. Class A	757,446	30,343
	MillerKnoll Inc.	1,362,223	28,620
	Cheesecake Factory Inc.	880,692	27,927
	Nordstrom Inc.	1,727,474	27,881
*	Adtalem Global Education Inc.	777,667	27,607
*	National Vision Holdings Inc.	711,368	27,573
	PriceSmart Inc.	445,758	27,093
*	Knowles Corp.	1,639,559	26,922
*	Urban Outfitters Inc.	1,080,166	25,762
	Laureate Education Inc. Class A	2,671,570	25,701
*	KAR Auction Services Inc.	1,963,458	25,623
*	Central Garden & Pet Co. Class A	711,297	25,464
	Oxford Industries Inc.	272,594	25,400
*	Brinker International Inc.	793,851	25,332
*	elf Beauty Inc.	453,342	25,070
	Buckle Inc.	541,857	24,573
	Acushnet Holdings Corp.	569,603	24,185
*	Sally Beauty Holdings Inc.	1,929,899	24,162
[1]	Dillard's Inc. Class A	71,128	22,989
	Steven Madden Ltd.	631,860	20,194
	HNI Corp.	708,485	20,142
	Scholastic Corp.	493,770	19,484
*	Abercrombie & Fitch Co. Class A	847,012	19,405
	Rent-A-Center Inc.	853,118	19,238
	Spirit Airlines Inc.	981,303	19,116
	Red Rock Resorts Inc. Class A	444,555	17,787
	La-Z-Boy Inc.	775,908	17,706
	Dine Brands Global Inc.	268,541	17,348
*	Cinemark Holdings Inc.	1,956,311	16,942
	Sturm Ruger & Co. Inc.	318,501	16,123
	Matthews International Corp. Class A	518,917	15,796
*	Cars.com Inc.	1,140,784	15,709
	Wolverine World Wide Inc.	1,419,882	15,519
*	American Axle & Manufacturing Holdings Inc.	1,961,984	15,343

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	PROG Holdings Inc.	902,017	15,235
*	SkyWest Inc.	912,277	15,062
*	EW Scripps Co. Class A	1,096,915	14,468
	Sonic Automotive Inc. Class A	287,650	14,173
	Monro Inc.	283,563	12,817
	Krispy Kreme Inc.	1,207,509	12,462
*	Vista Outdoor Inc.	509,955	12,428
*	iHeartMedia Inc. Class A	1,975,915	12,112
*	Lions Gate Entertainment Corp. Class B	2,227,943	12,098
*	GoPro Inc. Class A	2,337,878	11,643
	Sinclair Broadcast Group Inc. Class A	744,176	11,542
*	Stride Inc.	368,510	11,527
	Steelcase Inc. Class A	1,581,007	11,178
*	BJ's Restaurants Inc.	400,659	10,569
	Interface Inc. Class A	1,048,800	10,352
	Guess? Inc.	490,727	10,153
*	G-III Apparel Group Ltd.	727,696	9,977
*	Qurate Retail Inc. Class A	6,065,823	9,887
	U-Haul Holding Co.	163,694	9,853
*	Sleep Number Corp.	376,873	9,791
*	Hawaiian Holdings Inc.	880,500	9,034
	Designer Brands Inc. Class A	916,740	8,966
*	AMC Networks Inc. Class A	511,161	8,010
*	Udemy Inc.	700,606	7,391
[1]	Big Lots Inc.	495,678	7,287
	Caleres Inc.	312,261	6,957
*	Clear Channel Outdoor Holdings Inc.	6,406,021	6,726
*	Lions Gate Entertainment Corp. Class A	1,126,998	6,435
	Rush Enterprises Inc. Class B	108,534	6,107
*	Central Garden & Pet Co.	157,893	5,913
*	Genesco Inc.	111,908	5,150
*,1	Bowlero Corp.	346,367	4,669
*	Children's Place Inc.	111,551	4,063
*,1	Cricut Inc. Class A	393,275	3,646
	Global Industrial Co.	153,262	3,606
	Smith & Wesson Brands Inc.	413,767	3,592
*,1	SES AI Corp.	1,112,656	3,505
*	Zumiez Inc.	140,367	3,052
[1]	Weber Inc. Class A	167,446	1,348
*	Cardlytics Inc.	142,061	821
			6,468,364
Consumer Staples (3.5%)
	Bunge Ltd.	2,700,747	269,454
		Shares	Market Value• ($000)
*	Performance Food Group Co.	2,806,667	163,881
*	US Foods Holding Corp.	3,649,134	124,144
	Ingredion Inc.	1,122,822	109,958
	Flowers Foods Inc.	3,616,280	103,932
	Molson Coors Beverage Co. Class B	1,623,773	83,657
*	Sprouts Farmers Market Inc.	1,908,409	61,775
*	Hostess Brands Inc. Class A	2,413,825	54,166
*	TreeHouse Foods Inc.	1,011,102	49,928
*	Grocery Outlet Holding Corp.	1,578,450	46,075
	Spectrum Brands Holdings Inc.	735,353	44,798
	Energizer Holdings Inc.	1,285,348	43,123
*	Post Holdings Inc.	475,444	42,914
*	United Natural Foods Inc.	1,080,008	41,807
	Edgewell Personal Care Co.	927,461	35,744
	Nu Skin Enterprises Inc. Class A	846,426	35,685
	Lancaster Colony Corp.	173,858	34,302
	Reynolds Consumer Products Inc.	945,946	28,360
	Vector Group Ltd.	2,372,213	28,134
*	Herbalife Nutrition Ltd.	1,764,663	26,258
*	Hain Celestial Group Inc.	1,610,242	26,054
	Weis Markets Inc.	290,976	23,944
	Universal Corp.	420,567	22,210
	Andersons Inc.	543,621	19,021
	Fresh Del Monte Produce Inc.	690,108	18,074
	Seaboard Corp.	4,199	15,852
*	Pilgrim's Pride Corp.	639,451	15,174
[1]	B&G Foods Inc.	1,292,068	14,407
*	Duckhorn Portfolio Inc.	830,693	13,765
	ACCO Brands Corp.	1,614,382	9,024
*	USANA Health Sciences Inc.	103,893	5,527
*,1	BRC Inc. Class A	370,489	2,264
			1,613,411
Energy (5.8%)
	APA Corp.	5,796,524	270,582
	Ovintiv Inc.	4,475,890	226,972
	Chesapeake Energy Corp.	2,294,673	216,548
*	Antero Resources Corp.	4,599,386	142,535
*	First Solar Inc.	912,745	136,720
	HF Sinclair Corp.	2,533,231	131,449
*	Southwestern Energy Co.	19,896,421	116,394
	Murphy Oil Corp.	2,662,564	114,517
	Range Resources Corp.	4,138,524	103,546

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Chord Energy Corp.	712,615	97,493
	DT Midstream Inc.	1,744,340	96,392
	PBF Energy Inc. Class A	2,137,202	87,155
	NOV Inc.	3,540,074	73,952
	Patterson-UTI Energy Inc.	3,909,030	65,828
	Antero Midstream Corp.	5,607,438	60,504
	California Resources Corp.	1,324,614	57,634
*	Peabody Energy Corp.	2,075,495	54,835
*	Transocean Ltd.	11,713,462	53,413
	Equitrans Midstream Corp.	7,802,634	52,278
*	CNX Resources Corp.	3,091,043	52,053
	Arcosa Inc.	871,790	47,373
	Arch Resources Inc.	326,019	46,552
	Helmerich & Payne Inc.	854,846	42,375
	SM Energy Co.	1,106,952	38,555
	Delek US Holdings Inc.	1,256,456	33,924
	Warrior Met Coal Inc.	931,262	32,259
	Permian Resources Corp. Class A	3,121,168	29,339
	World Fuel Services Corp.	1,060,527	28,984
*	NOW Inc.	1,991,019	25,286
	Archrock Inc.	2,805,635	25,195
*	ProPetro Holding Corp.	1,753,828	18,187
*	MRC Global Inc.	1,507,311	17,455
*	NexTier Oilfield Solutions Inc.	1,881,295	17,383
	CVR Energy Inc.	543,717	17,040
	Core Laboratories NV	836,008	16,946
*,1	Fluence Energy Inc. Class A	727,281	12,473
*	ProFrac Holding Corp. Class A	389,153	9,807
	Sitio Royalties Corp.	330,299	9,529
[1]	Crescent Energy Co. Class A	696,428	8,350
*	SunPower Corp.	391,871	7,066
*	OPAL Fuels Inc. Class A	33,903	247
			2,695,125
Financials (22.2%)
	First Horizon Corp.	9,678,060	237,112
	American Financial Group Inc.	1,304,805	179,124
	Reinsurance Group of America Inc.	1,204,979	171,215
	East West Bancorp Inc.	2,541,138	167,461
	Comerica Inc.	2,360,946	157,829
	Webster Financial Corp.	3,137,218	148,516
	Invesco Ltd.	8,199,434	147,508
	RenaissanceRe Holdings Ltd.	787,891	145,153
	Cullen/Frost Bankers Inc.	1,043,318	139,492
	Shares	Market Value• ($000)
Commerce Bancshares Inc.	2,033,483	138,419
First Citizens BancShares Inc. Class A	182,514	138,411
Carlyle Group Inc.	4,588,130	136,910
Zions Bancorp NA	2,697,468	132,608
Signature Bank	1,134,530	130,721
SEI Investments Co.	2,187,448	127,528
Unum Group	3,051,521	125,204
Old Republic International Corp.	4,937,514	119,241
Assurant Inc.	952,499	119,120
Brown & Brown Inc.	2,042,529	116,363
Prosperity Bancshares Inc.	1,563,615	113,644
Voya Financial Inc.	1,751,912	107,725
Affiliated Managers Group Inc.	679,149	107,598
AGNC Investment Corp.	10,306,101	106,668
Stifel Financial Corp.	1,820,388	106,256
SouthState Corp.	1,364,727	104,211
RLI Corp.	777,219	102,026
New York Community Bancorp Inc.	11,651,587	100,204
Jefferies Financial Group Inc.	2,890,035	99,070
Glacier Bancorp Inc.	1,996,809	98,682
United Bankshares Inc.	2,427,756	98,300
Starwood Property Trust Inc.	5,302,753	97,199
Selective Insurance Group Inc.	1,086,718	96,294
Globe Life Inc.	789,163	95,134
Old National Bancorp	5,280,320	94,940
Primerica Inc.	665,252	94,346
Synovus Financial Corp.	2,491,358	93,550
First American Financial Corp.	1,773,442	92,822
Wintrust Financial Corp.	1,095,546	92,596
Valley National Bancorp	7,759,814	87,764
Popular Inc.	1,310,595	86,919
Lincoln National Corp.	2,746,039	84,358
First Financial Bankshares Inc.	2,443,115	84,043
FNB Corp.	6,324,335	82,533
Cadence Bank	3,289,389	81,116
Bank OZK	2,013,535	80,662
Home BancShares Inc.	3,493,557	79,618
Hanover Insurance Group Inc.	577,025	77,973
SLM Corp.	4,510,786	74,879
Axis Capital Holdings Ltd.	1,373,820	74,420
Essent Group Ltd.	1,844,822	71,727
Hancock Whitney Corp.	1,467,719	71,023

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	American Equity Investment Life Holding Co.	1,545,202	70,492
	Umpqua Holdings Corp.	3,915,965	69,900
	Rithm Capital Corp.	8,538,710	69,761
	MGIC Investment Corp.	5,355,097	69,616
	Independent Bank Corp.	822,900	69,477
	Lazard Ltd. Class A	1,931,476	66,964
	OneMain Holdings Inc.	1,983,025	66,055
	Assured Guaranty Ltd.	1,027,573	63,977
*	Brighthouse Financial Inc.	1,246,361	63,901
	White Mountains Insurance Group Ltd.	44,116	62,395
	Blackstone Mortgage Trust Inc. Class A	2,927,265	61,970
	CVB Financial Corp.	2,394,513	61,659
	United Community Banks Inc.	1,818,442	61,463
	Evercore Inc. Class A	560,202	61,107
	Community Bank System Inc.	968,794	60,986
	First Hawaiian Inc.	2,301,986	59,944
	Associated Banc-Corp	2,575,275	59,463
	Ally Financial Inc.	2,423,545	59,256
	UMB Financial Corp.	696,829	58,199
	FirstCash Holdings Inc.	668,058	58,061
	Kemper Corp.	1,151,781	56,668
	Janus Henderson Group plc	2,389,412	56,199
	Ameris Bancorp	1,187,835	55,995
	Bank of Hawaii Corp.	721,394	55,951
	Western Alliance Bancorp	932,723	55,553
	Federated Hermes Inc. Class B	1,524,166	55,342
	First Interstate BancSystem Inc. Class A	1,412,275	54,584
*	Texas Capital Bancshares Inc.	899,633	54,257
	Pacific Premier Bancorp Inc.	1,713,022	54,063
	Radian Group Inc.	2,831,060	53,988
	Cathay General Bancorp	1,274,555	51,989
	Fulton Financial Corp.	3,019,744	50,822
	WSFS Financial Corp.	1,110,341	50,343
	Eastern Bankshares Inc.	2,866,829	49,453
	PacWest Bancorp	2,123,966	48,745
*	Genworth Financial Inc. Class A	8,949,143	47,341
	Atlantic Union Bankshares Corp.	1,347,005	47,334
	BankUnited Inc.	1,393,094	47,323
	CNO Financial Group Inc.	2,062,644	47,131
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	2,174,716	46,930
	Jackson Financial Inc. Class A	1,347,384	46,875
	International Bancshares Corp.	1,007,862	46,120
*	Mr Cooper Group Inc.	1,145,002	45,949
	Walker & Dunlop Inc.	565,419	44,374
	Moelis & Co. Class A	1,153,276	44,251
	First Merchants Corp.	1,073,879	44,147
	BOK Financial Corp.	424,389	44,047
*	Enstar Group Ltd.	187,398	43,296
	Columbia Banking System Inc.	1,417,888	42,721
	First Bancorp	3,328,363	42,337
	Piper Sandler Cos.	305,460	39,768
	Washington Federal Inc.	1,177,468	39,504
	First Financial Bancorp	1,624,428	39,360
*	Axos Financial Inc.	1,027,669	39,278
	Houlihan Lokey Inc. Class A	449,390	39,169
	Banner Corp.	616,426	38,958
	Arbor Realty Trust Inc.	2,937,757	38,749
	Towne Bank	1,245,626	38,415
	Independent Bank Group Inc.	631,161	37,920
	WesBanco Inc.	1,013,206	37,468
	Park National Corp.	263,890	37,143
	Renasant Corp.	958,347	36,024
	Artisan Partners Asset Management Inc. Class A	1,163,238	34,548
	Trustmark Corp.	989,054	34,528
	Northwest Bancshares Inc.	2,289,451	32,007
	NBT Bancorp Inc.	733,742	31,859
[1]	Claros Mortgage Trust Inc.	2,120,582	31,194
	TPG Inc. Class A	1,087,778	30,273
	Navient Corp.	1,833,709	30,165
	BancFirst Corp.	325,936	28,741
	National Bank Holdings Corp. Class A	677,820	28,516
*	Cannae Holdings Inc.	1,336,300	27,595
	Horace Mann Educators Corp.	737,371	27,556
	Provident Financial Services Inc.	1,289,290	27,539
	Apollo Commercial Real Estate Finance Inc.	2,535,082	27,277
	Westamerica Bancorp	460,927	27,199
	Hope Bancorp Inc.	2,046,477	26,215
	Eagle Bancorp Inc.	575,474	25,361
	Two Harbors Investment Corp.	1,592,659	25,116
	Hilltop Holdings Inc.	815,163	24,463

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Virtus Investment Partners Inc.	123,863	23,712
	City Holding Co.	254,435	23,685
	OFG Bancorp	857,537	23,634
	Berkshire Hills Bancorp Inc.	771,164	23,058
	PennyMac Financial Services Inc.	406,305	23,021
	Chimera Investment Corp.	4,178,550	22,982
	S&T Bancorp Inc.	668,053	22,834
*	PRA Group Inc.	667,561	22,550
	First Commonwealth Financial Corp.	1,599,392	22,344
	BGC Partners Inc. Class A	5,857,673	22,083
	Brookline Bancorp Inc.	1,525,399	21,584
	Safety Insurance Group Inc.	252,410	21,268
	Employers Holdings Inc.	490,333	21,148
*	Blucora Inc.	820,175	20,939
	Ladder Capital Corp. Class A	2,053,983	20,622
	Capitol Federal Financial Inc.	2,354,881	20,370
[1]	Compass Diversified Holdings	1,106,539	20,172
	PennyMac Mortgage Investment Trust	1,603,383	19,866
	Nelnet Inc. Class A	214,511	19,467
*	Encore Capital Group Inc.	400,536	19,202
	Franklin BSP Realty Trust Inc.	1,487,060	19,183
	MFA Financial Inc.	1,835,369	18,078
	Mercury General Corp.	499,122	17,070
	ProAssurance Corp.	972,904	16,997
*	LendingClub Corp.	1,894,730	16,674
	Tompkins Financial Corp.	208,919	16,208
	Heartland Financial USA Inc.	325,244	15,163
*	Columbia Financial Inc.	691,434	14,949
	Argo Group International Holdings Ltd.	568,805	14,704
[1]	Enact Holdings Inc.	587,233	14,164
*	Ambac Financial Group Inc.	810,765	14,140
	Redwood Trust Inc.	2,043,823	13,816
	ARMOUR Residential REIT Inc.	2,382,459	13,413
	WisdomTree Inc.	2,245,621	12,239
	Northfield Bancorp Inc.	775,187	12,194
	KKR Real Estate Finance Trust Inc.	872,159	12,175
	United Fire Group Inc.	431,575	11,808
	iStar Inc.	1,484,856	11,329
	Kearny Financial Corp.	1,096,367	11,128
		Shares	Market Value• ($000)
	BrightSpire Capital Inc. Class A	1,628,046	10,143
	National Western Life Group Inc. Class A	34,072	9,574
*	SiriusPoint Ltd.	1,607,992	9,487
	Central Pacific Financial Corp.	466,366	9,458
	Invesco Mortgage Capital Inc.	637,395	8,114
	Broadmark Realty Capital Inc.	2,269,774	8,080
	TPG RE Finance Trust Inc.	1,116,647	7,582
	Victory Capital Holdings Inc. Class A	216,204	5,801
	GCM Grosvenor Inc. Class A	761,765	5,797
[1]	UWM Holdings Corp. Class A	1,502,169	4,972
*,1	World Acceptance Corp.	73,330	4,835
*	AssetMark Financial Holdings Inc.	199,800	4,595
*,1	Hagerty Inc. Class A	185,146	1,557
	loanDepot Inc. Class A	909,480	1,501
	Associated Capital Group Inc. Class A	30,223	1,269
*,1	Bakkt Holdings Inc.	1,041,784	1,240
			10,260,895
Health Care (5.5%)
*	United Therapeutics Corp.	821,700	228,507
*	Jazz Pharmaceuticals plc	1,078,428	171,804
*	Acadia Healthcare Co. Inc.	1,640,219	135,023
	Organon & Co.	4,585,885	128,084
	DENTSPLY SIRONA Inc.	3,875,123	123,384
	Encompass Health Corp.	1,799,100	107,604
*	Elanco Animal Health Inc.	8,550,365	104,485
*	Envista Holdings Corp.	2,939,530	98,974
*	Karuna Therapeutics Inc.	495,607	97,387
*	Tenet Healthcare Corp.	1,949,362	95,109
	Perrigo Co. plc	2,427,338	82,748
	Universal Health Services Inc. Class B	549,430	77,409
	Premier Inc. Class A	2,141,243	74,901
*	Syneos Health Inc.	1,855,491	68,059
*	Madrigal Pharmaceuticals Inc.	231,254	67,121
*	Prestige Consumer Healthcare Inc.	892,837	55,892
*	Axsome Therapeutics Inc.	626,354	48,311
	Select Medical Holdings Corp.	1,831,536	45,477

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Enovis Corp.	829,833	44,413
	Patterson Cos. Inc.	1,572,298	44,072
*	Integer Holdings Corp.	597,322	40,893
*	Azenta Inc.	676,285	39,373
*	DaVita Inc.	446,834	33,365
*	Pacific Biosciences of California Inc.	3,668,873	30,011
*	agilon health Inc.	1,856,348	29,961
	Embecta Corp.	1,042,726	26,371
*	Meridian Bioscience Inc.	790,176	26,242
*	IVERIC bio Inc.	1,208,875	25,882
*	Owens & Minor Inc.	1,305,719	25,501
*	Avanos Medical Inc.	838,325	22,685
*	Mirati Therapeutics Inc.	467,205	21,169
*	Pediatrix Medical Group Inc.	1,422,798	21,143
*	Myriad Genetics Inc.	1,387,902	20,138
*	Ligand Pharmaceuticals Inc.	289,367	19,330
*	Reata Pharmaceuticals Inc. Class A	486,236	18,472
*	NextGen Healthcare Inc.	975,069	18,312
*	Iovance Biotherapeutics Inc.	2,703,386	17,275
*	Supernus Pharmaceuticals Inc.	463,785	16,543
*	Immunovant Inc.	931,657	16,537
	Healthcare Services Group Inc.	1,335,707	16,028
*	Varex Imaging Corp.	722,981	14,677
	National HealthCare Corp.	235,142	13,991
*	Agios Pharmaceuticals Inc.	495,275	13,907
*	Bridgebio Pharma Inc.	1,586,505	12,089
*	Enhabit Inc.	849,826	11,184
*	23andMe Holding Co.	4,911,772	10,609
*	Emergent BioSolutions Inc.	809,462	9,560
*	Day One Biopharmaceuticals Inc.	430,951	9,274
*	Brookdale Senior Living Inc.	3,198,805	8,733
*	Kiniksa Pharmaceuticals Ltd. Class A	560,300	8,393
*	Nuvalent Inc. Class A	252,436	7,518
*	Multiplan Corp.	6,337,492	7,288
*	Amneal Pharmaceuticals Inc.	2,471,942	4,919
	Phibro Animal Health Corp. Class A	366,324	4,912
*	OPKO Health Inc.	3,822,672	4,778
*	NGM Biopharmaceuticals Inc.	810,207	4,067
		Shares	Market Value• ($000)
*	ALX Oncology Holdings Inc.	163,221	1,840
*	Stoke Therapeutics Inc.	195,420	1,804
*	Allovir Inc.	334,359	1,715
*	Atea Pharmaceuticals Inc.	337,660	1,624
*,1	Prime Medicine Inc.	86,870	1,614
*	OmniAb Inc.	377,308	1,358
*,1,2	Zogenix Inc. CVR	265,295	531
*,1	Synergy Pharmaceuticals LLC	1,169,882	—
*,2	OmniAb Inc. (Earnout Shares)	107,162	—
			2,540,380
Industrials (21.8%)
	IDEX Corp.	1,359,756	310,473
	Howmet Aerospace Inc.	6,712,935	264,557
	Booz Allen Hamilton Holding Corp. Class A	2,383,904	249,166
	RPM International Inc.	2,327,528	226,818
	Carlisle Cos. Inc.	932,388	219,717
	AECOM	2,499,732	212,302
*	Builders FirstSource Inc.	2,653,417	172,154
	Allegion plc	1,583,766	166,707
	Huntington Ingalls Industries Inc.	719,416	165,955
	AGCO Corp.	1,143,208	158,552
	Lincoln Electric Holdings Inc.	1,040,958	150,408
	Knight-Swift Transportation Holdings Inc. Class A	2,752,373	144,252
	Owens Corning	1,684,926	143,724
	Regal Rexnord Corp.	1,192,631	143,092
	Tetra Tech Inc.	955,196	138,685
	Robert Half International Inc.	1,858,307	137,199
	Pentair plc	2,965,746	133,399
	Sealed Air Corp.	2,608,035	130,089
	Donaldson Co. Inc.	2,207,848	129,976
	AptarGroup Inc.	1,177,017	129,448
	EMCOR Group Inc.	859,161	127,250
	Valmont Industries Inc.	384,617	127,181
	Graphic Packaging Holding Co.	5,537,025	123,199
	ITT Inc.	1,491,008	120,921
	nVent Electric plc	3,003,346	115,539
*	WESCO International Inc.	916,651	114,765
	Hubbell Inc. Class B	484,106	113,610
	Sensata Technologies Holding plc	2,757,693	111,356
	MDU Resources Group Inc.	3,666,225	111,233
	Sonoco Products Co.	1,758,056	106,732
	Oshkosh Corp.	1,178,975	103,974

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Axalta Coating Systems Ltd.	3,977,340	101,303
*	Mohawk Industries Inc.	973,633	99,525
	MSA Safety Inc.	671,370	96,805
*	MasTec Inc.	1,128,411	96,287
	Acuity Brands Inc.	579,772	96,016
	Western Union Co.	6,962,170	95,869
	Brunswick Corp.	1,307,210	94,224
*	FTI Consulting Inc.	589,571	93,624
*	Fluor Corp.	2,561,717	88,789
	Applied Industrial Technologies Inc.	695,394	87,640
	Crane Holdings Co.	860,419	86,429
*	Atkore Inc.	716,025	81,212
	Silgan Holdings Inc.	1,488,450	77,161
	ManpowerGroup Inc.	911,508	75,847
	Air Lease Corp. Class A	1,899,300	72,971
	Triton International Ltd.	1,060,413	72,935
	Flowserve Corp.	2,356,290	72,291
	Watts Water Technologies Inc. Class A	491,920	71,933
	Ryder System Inc.	860,687	71,928
	Altra Industrial Motion Corp.	1,174,944	70,203
*	Kirby Corp.	1,079,942	69,494
	Allison Transmission Holdings Inc.	1,667,471	69,367
	Louisiana-Pacific Corp.	1,163,319	68,868
	HB Fuller Co.	961,166	68,839
	Berry Global Group Inc.	1,118,986	67,620
	GATX Corp.	634,592	67,483
	Fortune Brands Innovations Inc.	1,163,362	66,440
	Maxar Technologies Inc.	1,277,070	66,076
	MSC Industrial Direct Co. Inc. Class A	808,721	66,072
*	XPO Inc.	1,971,673	65,637
*	Middleby Corp.	485,725	65,039
*	API Group Corp.	3,373,702	63,459
*	Summit Materials Inc. Class A	2,135,154	60,617
	ADT Inc.	6,193,400	56,174
	Spirit AeroSystems Holdings Inc. Class A	1,897,614	56,169
	Belden Inc.	771,739	55,488
	Albany International Corp. Class A	560,709	55,280
	Vontier Corp.	2,848,437	55,060
	EnerSys	736,091	54,353
	Zurn Elkay Water Solutions Corp.	2,564,378	54,237
	ABM Industries Inc.	1,192,659	52,978
	UniFirst Corp.	271,858	52,466
	Woodward Inc.	538,755	52,049
*	Atlas Air Worldwide Holdings Inc.	511,387	51,548
		Shares	Market Value• ($000)
	MKS Instruments Inc.	599,667	50,810
*	SPX Technologies Inc.	773,914	50,807
	Terex Corp.	1,156,111	49,389
	Korn Ferry	962,380	48,716
	Esab Corp.	1,028,977	48,280
	Hillenbrand Inc.	1,117,650	47,690
*	Beacon Roofing Supply Inc.	879,719	46,440
*	O-I Glass Inc.	2,796,967	46,346
	Moog Inc. Class A	517,634	45,428
*	Hub Group Inc. Class A	559,299	44,459
	Otter Tail Corp.	750,578	44,066
	McGrath RentCorp	439,562	43,402
	Trinity Industries Inc.	1,467,599	43,397
*	Resideo Technologies Inc.	2,629,516	43,256
	Encore Wire Corp.	314,161	43,216
	Brink's Co.	795,569	42,730
	Matson Inc.	681,151	42,579
*	Alight Inc. Class A	5,023,164	41,994
	Werner Enterprises Inc.	1,025,604	41,291
	ESCO Technologies Inc.	466,098	40,802
	EnPro Industries Inc.	375,061	40,765
*	GMS Inc.	764,553	38,075
	EVERTEC Inc.	1,175,498	38,063
	Brady Corp. Class A	791,304	37,270
	Comfort Systems USA Inc.	322,359	37,097
*	RXO Inc.	2,075,444	35,698
	Barnes Group Inc.	866,108	35,380
	Kennametal Inc.	1,452,672	34,951
	Bread Financial Holdings Inc.	898,801	33,849
	Griffon Corp.	925,914	33,138
	Greif Inc. Class A	439,118	29,447
	ArcBest Corp.	418,252	29,294
	Granite Construction Inc.	788,394	27,649
*	AAR Corp.	606,415	27,228
*	Huron Consulting Group Inc.	359,377	26,091
	H&E Equipment Services Inc.	556,428	25,262
*	CoreCivic Inc.	2,072,965	23,963
*	Dycom Industries Inc.	253,107	23,691
	Standex International Corp.	216,076	22,128
*	OSI Systems Inc.	273,458	21,745
*	AvidXchange Holdings Inc.	2,149,424	21,365
	Primoris Services Corp.	957,541	21,008
	TriMas Corp.	756,604	20,988
*	Gates Industrial Corp. plc	1,782,291	20,336
	Kforce Inc.	355,453	19,489
	Greenbrier Cos. Inc.	561,486	18,827
	Wabash National Corp.	821,131	18,558

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Apogee Enterprises Inc.	400,415	17,802
*,1	Rocket Lab USA Inc.	4,692,943	17,692
	AZZ Inc.	425,767	17,116
	Astec Industries Inc.	409,490	16,650
	Schneider National Inc. Class B	685,147	16,032
	TTEC Holdings Inc.	340,534	15,028
*,1	Joby Aviation Inc.	4,483,909	15,021
	International Seaways Inc.	398,160	14,740
*	Mirion Technologies Inc.	2,164,695	14,309
	Quanex Building Products Corp.	597,321	14,145
*	JELD-WEN Holding Inc.	1,444,509	13,939
	Deluxe Corp.	777,695	13,205
	Heartland Express Inc.	854,081	13,102
	Enerpac Tool Group Corp. Class A	512,646	13,047
	FTAI Aviation Ltd.	761,634	13,039
*	Proterra Inc.	3,456,356	13,030
*	Green Dot Corp. Class A	805,583	12,744
*	Conduent Inc.	3,114,182	12,612
*	First Advantage Corp.	958,725	12,463
*	Enovix Corp.	991,309	12,332
*	Thermon Group Holdings Inc.	603,717	12,123
*	ZipRecruiter Inc. Class A	719,516	11,814
*	Vivint Smart Home Inc.	961,773	11,445
	Kaman Corp.	505,153	11,265
*	TrueBlue Inc.	560,404	10,973
	Pitney Bowes Inc.	2,823,456	10,729
	Kelly Services Inc. Class A	592,450	10,012
*	Hillman Solutions Corp.	1,227,402	8,850
*	American Woodmark Corp.	149,568	7,308
	Pactiv Evergreen Inc.	641,154	7,283
	REV Group Inc.	534,803	6,749
	National Presto Industries Inc.	95,474	6,536
*	Proto Labs Inc.	244,480	6,242
	Greif Inc. Class B	78,844	6,168
*	Leonardo DRS Inc.	459,841	5,877
*	Triumph Group Inc.	527,369	5,548
*	BrightView Holdings Inc.	754,553	5,199
	Gorman-Rupp Co.	199,955	5,123
	Kronos Worldwide Inc.	416,331	3,913
	Hyster-Yale Materials Handling Inc.	154,050	3,899
*	Advantage Solutions Inc.	1,420,958	2,956
*	Microvast Holdings Inc.	1,410,284	2,158
*	MSP Recovery Inc.	789,448	1,263
			10,084,172
		Shares	Market Value• ($000)
Real Estate (9.4%)
	Kimco Realty Corp.	11,150,279	236,163
	Gaming & Leisure Properties Inc.	4,410,672	229,752
	Life Storage Inc.	1,532,429	150,944
	Federal Realty Investment Trust	1,464,147	147,937
	National Retail Properties Inc.	3,222,383	147,456
	STORE Capital Corp.	4,586,919	147,057
*	Jones Lang LaSalle Inc.	855,704	136,374
	Brixmor Property Group Inc.	5,407,166	122,580
	Medical Properties Trust Inc.	10,781,323	120,104
	Omega Healthcare Investors Inc.	4,222,094	118,008
	EastGroup Properties Inc.	785,592	116,315
	First Industrial Realty Trust Inc.	2,382,270	114,968
	Agree Realty Corp.	1,596,924	113,270
	STAG Industrial Inc.	3,231,509	104,410
	Regency Centers Corp.	1,542,599	96,412
	Apartment Income REIT Corp. Class A	2,729,394	93,646
	Rayonier Inc.	2,639,886	87,011
	Lamar Advertising Co. Class A	786,642	74,259
	Cousins Properties Inc.	2,730,206	69,047
	Vornado Realty Trust	3,112,416	64,769
	PotlatchDeltic Corp.	1,456,341	64,064
	Physicians Realty Trust	4,115,294	59,548
	Apple Hospitality REIT Inc.	3,711,784	58,572
	Highwoods Properties Inc.	1,896,604	53,067
	Corporate Office Properties Trust	2,026,859	52,577
	Sabra Health Care REIT Inc.	4,164,256	51,762
	EPR Properties	1,352,560	51,019
	LXP Industrial Trust	4,971,005	49,810
	Broadstone Net Lease Inc.	2,965,448	48,070
	Douglas Emmett Inc.	3,010,806	47,209
	Equity Commonwealth	1,874,173	46,798
*	Howard Hughes Corp.	610,182	46,630
	Park Hotels & Resorts Inc.	3,851,083	45,404
	SITE Centers Corp.	3,256,695	44,487
	Outfront Media Inc.	2,663,596	44,162
	Macerich Co.	3,872,391	43,603
	Kilroy Realty Corp.	1,053,578	40,742
	SL Green Realty Corp.	1,159,522	39,099
	JBG SMITH Properties	2,051,463	38,937

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	National Health Investors Inc.	743,117	38,806
	Sunstone Hotel Investors Inc.	3,793,261	36,643
*	Cushman & Wakefield plc	2,849,259	35,502
	Phillips Edison & Co. Inc.	1,055,604	33,610
	Kennedy-Wilson Holdings Inc.	2,111,741	33,218
	Tanger Factory Outlet Centers Inc.	1,787,208	32,063
	Retail Opportunity Investments Corp.	2,133,133	32,061
	Pebblebrook Hotel Trust	2,370,292	31,738
	DigitalBridge Group Inc.	2,879,775	31,505
	DiamondRock Hospitality Co.	3,774,828	30,916
	Urban Edge Properties	2,011,443	28,341
	Elme Communities	1,577,822	28,085
	InvenTrust Properties Corp.	1,154,897	27,336
	Xenia Hotels & Resorts Inc.	2,052,565	27,053
	LTC Properties Inc.	730,243	25,946
	Getty Realty Corp.	758,328	25,669
*	Veris Residential Inc.	1,560,038	24,851
	Hudson Pacific Properties Inc.	2,540,683	24,721
	Acadia Realty Trust	1,712,001	24,567
	Alexander & Baldwin Inc.	1,307,921	24,497
	Global Net Lease Inc.	1,871,347	23,523
*	GEO Group Inc.	2,126,337	23,283
	American Assets Trust Inc.	873,028	23,135
	Service Properties Trust	2,982,961	21,746
	Piedmont Office Realty Trust Inc. Class A	2,224,700	20,401
	Empire State Realty Trust Inc. Class A	2,892,290	19,494
	Brandywine Realty Trust	3,093,179	19,023
	Apartment Investment & Management Co. Class A	2,597,071	18,491
	Newmark Group Inc. Class A	2,307,254	18,389
	CareTrust REIT Inc.	874,671	16,251
	Centerspace	271,682	15,940
	RPT Realty	1,536,990	15,431
	Necessity Retail REIT Inc. Class A	2,419,935	14,350
*	Anywhere Real Estate Inc.	1,875,189	11,983
*	Compass Inc. Class A	5,100,765	11,885
	Office Properties Income Trust	875,601	11,689
	Saul Centers Inc.	236,387	9,616
		Shares	Market Value• ($000)
	RMR Group Inc. Class A	281,105	7,941
	Summit Hotel Properties Inc.	915,427	6,609
	Bridge Investment Group Holdings Inc. Class A	497,321	5,993
	Urstadt Biddle Properties Inc. Class A	269,558	5,108
*	Forestar Group Inc.	314,144	4,841
	Alexander's Inc.	18,540	4,080
*,1	Seritage Growth Properties Class A	328,346	3,884
*,1	WeWork Inc.	2,552,310	3,650
	Industrial Logistics Properties Trust	590,842	1,932
[1]	Urstadt Biddle Properties Inc.	22,687	413
*,2	Spirit MTA REIT	334,911	—
			4,352,251
Technology (5.6%)
	Jabil Inc.	2,306,054	157,273
	KBR Inc.	2,473,500	130,601
	Leidos Holdings Inc.	1,232,196	129,615
*	CACI International Inc. Class A	423,631	127,339
*	Arrow Electronics Inc.	1,108,919	115,960
	Science Applications International Corp.	993,913	110,255
*	DXC Technology Co.	4,147,837	109,918
	Concentrix Corp.	698,665	93,034
*	F5 Inc.	544,163	78,093
*	Cirrus Logic Inc.	992,688	73,935
	TD SYNNEX Corp.	775,199	73,419
*	Rambus Inc.	1,937,780	69,411
	Avnet Inc.	1,649,927	68,604
*	Synaptics Inc.	718,842	68,405
*	Super Micro Computer Inc.	811,015	66,584
*	Ziff Davis Inc.	808,246	63,932
*	IAC Inc.	1,422,867	63,175
*	Insight Enterprises Inc.	627,958	62,965
*	Teradata Corp.	1,835,377	61,779
	Dun & Bradstreet Holdings Inc.	4,713,519	57,788
*	Sanmina Corp.	983,598	56,350
*	NCR Corp.	2,353,354	55,092
*	Plexus Corp.	498,075	51,267
	Vishay Intertechnology Inc.	2,335,937	50,386
	Amkor Technology Inc.	1,987,490	47,660
*	Kyndryl Holdings Inc.	3,679,850	40,920
*	Verint Systems Inc.	1,116,846	40,519
*	NetScout Systems Inc.	1,237,308	40,225
	Progress Software Corp.	775,218	39,110
*	Allscripts Healthcare Solutions Inc.	1,871,343	33,010

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	CSG Systems International Inc.	539,587	30,864
*	Parsons Corp.	653,130	30,207
	Xerox Holdings Corp.	1,954,218	28,532
*	Blackbaud Inc.	478,659	28,174
	Methode Electronics Inc.	626,407	27,794
*	TTM Technologies Inc.	1,658,378	25,008
*	CCC Intelligent Solutions Holdings Inc.	2,797,752	24,340
	Adeia Inc.	1,776,538	16,842
	Benchmark Electronics Inc.	602,437	16,079
*	ScanSource Inc.	455,152	13,300
*	Cerence Inc.	710,041	13,157
*	Informatica Inc. Class A	646,766	10,536
*,1	C3.ai Inc. Class A	851,541	9,529
	Ebix Inc.	445,794	8,898
*	Squarespace Inc. Class A	401,059	8,891
*	SolarWinds Corp.	874,466	8,185
*	Expensify Inc. Class A	745,061	6,579
*	N-able Inc.	567,112	5,830
*	Couchbase Inc.	403,718	5,353
*	AvePoint Inc.	1,262,099	5,187
*,1	Rackspace Technology Inc.	1,154,563	3,406
*	Unisys Corp.	580,223	2,965
*	Nextdoor Holdings Inc.	964,624	1,987
*,1	Rumble Inc.	251,192	1,495
*	Telos Corp.	212,093	1,080
			2,570,842
Telecommunications (1.0%)
*	Frontier Communications Parent Inc.	4,417,174	112,550
	Juniper Networks Inc.	2,925,558	93,501
*	Iridium Communications Inc.	1,019,084	52,381
	Lumen Technologies Inc.	9,328,272	48,694
*	Viavi Solutions Inc.	4,080,656	42,888
	InterDigital Inc.	534,801	26,462
*	CommScope Holding Co. Inc.	3,568,445	26,228
	Telephone & Data Systems Inc.	1,818,577	19,077
*	Altice USA Inc. Class A	3,899,365	17,937
	Shenandoah Telecommunications Co.	858,028	13,625
*	EchoStar Corp. Class A	607,091	10,126
*	NETGEAR Inc.	496,554	8,993
*	Xperi Inc.	778,173	6,700
		Shares	Market Value• ($000)
*	United States Cellular Corp.	235,315	4,906
*,1	fuboTV Inc.	1,672,133	2,909
			486,977
Utilities (5.3%)
	Atmos Energy Corp.	2,540,324	284,694
	Essential Utilities Inc.	4,256,024	203,140
	Pinnacle West Capital Corp.	2,039,809	155,107
	OGE Energy Corp.	3,609,488	142,755
	UGI Corp.	3,780,526	140,144
	NRG Energy Inc.	4,153,590	132,167
	National Fuel Gas Co.	1,649,391	104,407
	IDACORP Inc.	911,593	98,315
	New Jersey Resources Corp.	1,737,753	86,227
*	Stericycle Inc.	1,661,973	82,916
	Hawaiian Electric Industries Inc.	1,973,670	82,598
	Black Hills Corp.	1,173,288	82,529
	Portland General Electric Co.	1,608,949	78,839
	South Jersey Industries Inc.	2,207,934	78,448
	PNM Resources Inc.	1,547,515	75,503
	ONE Gas Inc.	976,104	73,911
	Southwest Gas Holdings Inc.	1,144,979	70,851
	ALLETE Inc.	1,030,564	66,482
	Spire Inc.	899,197	61,919
	NorthWestern Corp.	1,041,662	61,812
	American States Water Co.	666,372	61,673
	Avista Corp.	1,330,089	58,976
	MGE Energy Inc.	652,006	45,901
	Northwest Natural Holding Co.	632,827	30,116
	California Water Service Group	494,210	29,969
	Clearway Energy Inc. Class C	743,159	23,685
	Clearway Energy Inc. Class A	309,817	9,270
	Excelerate Energy Inc. Class A	368,208	9,224
*	Harsco Corp.	1,432,807	9,012
*,1	NuScale Power Corp.	350,595	3,597
			2,444,187
Total Common Stocks (Cost $39,751,562)			46,171,442

Small-Cap Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 4.334% (Cost $271,716)	2,718,245	271,797
Total Investments (100.4%) (Cost $40,023,278)		46,443,239
Other Assets and Liabilities—Net (-0.4%)		(206,905)
Net Assets (100%)		46,236,334
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $222,283,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $243,740,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	835	73,935	641

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bridgebio Pharma Inc.	8/31/23	BANA	2,811	(4.115)	—	(534)
SunPower Corp.	1/31/23	GSI	8,567	(4.329)	—	(1,493)
					—	(2,027)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $39,751,562)	46,171,442
Affiliated Issuers (Cost $271,716)	271,797
Total Investments in Securities	46,443,239
Investment in Vanguard	1,779
Cash	17,946
Cash Collateral Pledged—Futures Contracts	6,040
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,370
Receivables for Investment Securities Sold	19
Receivables for Accrued Income	71,087
Receivables for Capital Shares Issued	15,034
Total Assets	46,557,514
Liabilities
Payables for Investment Securities Purchased	20,902
Collateral for Securities on Loan	243,740
Payables for Capital Shares Redeemed	52,794
Payables to Vanguard	1,410
Variation Margin Payable—Futures Contracts	307
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,027
Total Liabilities	321,180
Net Assets	46,236,334
1 Includes $222,283,000 of securities on loan.

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	44,052,395
Total Distributable Earnings (Loss)	2,183,939
Net Assets	46,236,334

Investor Shares—Net Assets
Applicable to 3,905,311 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,759
Net Asset Value Per Share—Investor Shares	$38.09

ETF Shares—Net Assets
Applicable to 149,741,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,785,646
Net Asset Value Per Share—ETF Shares	$158.84

Admiral Shares—Net Assets
Applicable to 256,473,575 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,505,241
Net Asset Value Per Share—Admiral Shares	$68.25

Institutional Shares—Net Assets
Applicable to 125,731,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,796,688
Net Asset Value Per Share—Institutional Shares	$38.15
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	952,127
Interest[2]	746
Securities Lending—Net	17,148
Total Income	970,021
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,357
Management and Administrative—Investor Shares	295
Management and Administrative—ETF Shares	14,048
Management and Administrative—Admiral Shares	10,752
Management and Administrative—Institutional Shares	2,323
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	1,091
Marketing and Distribution—Admiral Shares	784
Marketing and Distribution—Institutional Shares	138
Custodian Fees	486
Auditing Fees	38
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	956
Shareholders’ Reports—Admiral Shares	253
Shareholders’ Reports—Institutional Shares	88
Trustees’ Fees and Expenses	17
Other Expenses	23
Total Expenses	32,661
Expenses Paid Indirectly	(35)
Net Expenses	32,626
Net Investment Income	937,395
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,919,359
Futures Contracts	(18,802)
Swap Contracts	(29,862)
Realized Net Gain (Loss)	2,870,695

Small-Cap Value Index Fund
Statement of Operations (continued)
Year Ended December 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(8,632,407)
Futures Contracts	689
Swap Contracts	10,528
Change in Unrealized Appreciation (Depreciation)	(8,621,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,813,100)
1	Dividends are net of foreign withholding taxes of $29,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $694,000, ($23,000), less than $1,000, and $50,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,200,545,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	937,395	869,598
Realized Net Gain (Loss)	2,870,695	2,618,650
Change in Unrealized Appreciation (Depreciation)	(8,621,190)	7,023,947
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,813,100)	10,512,195
Distributions
Investor Shares	(2,947)	(4,230)
ETF Shares	(477,621)	(452,167)
Admiral Shares	(352,210)	(333,221)
Institutional Shares	(91,664)	(82,438)
Total Distributions	(924,442)	(872,056)
Capital Share Transactions
Investor Shares	(38,171)	(85,331)
ETF Shares	(34,278)	4,135,700
Admiral Shares	363,608	1,226,583
Institutional Shares	581,216	25,431
Net Increase (Decrease) from Capital Share Transactions	872,375	5,302,383
Total Increase (Decrease)	(4,865,167)	14,942,522
Net Assets
Beginning of Period	51,101,501	36,158,979
End of Period	46,236,334	51,101,501
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.87	$34.08	$32.86	$27.35	$31.82
Investment Operations
Net Investment Income[1]	.722	.724	.550	.543	.603
Net Realized and Unrealized Gain (Loss) on Investments	(4.777)	8.767	1.208	5.608	(4.471)
Total from Investment Operations	(4.055)	9.491	1.758	6.151	(3.868)
Distributions
Dividends from Net Investment Income	(.725)	(.701)	(.538)	(.641)	(.602)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.725)	(.701)	(.538)	(.641)	(.602)
Net Asset Value, End of Period	$38.09	$42.87	$34.08	$32.86	$27.35
Total Return[2]	-9.43%	27.96%	5.72%	22.61%	-12.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$208	$234	$255	$1,501
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.78%	1.98%	1.76%	1.92%
Portfolio Turnover Rate[4]	13%	16%	26%	19%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$178.77	$142.13	$137.05	$114.05	$132.71
Investment Operations
Net Investment Income[1]	3.273	3.131	2.584	2.840	2.720
Net Realized and Unrealized Gain (Loss) on Investments	(19.975)	36.640	4.884	22.984	(18.702)
Total from Investment Operations	(16.702)	39.771	7.468	25.824	(15.982)
Distributions
Dividends from Net Investment Income	(3.228)	(3.131)	(2.388)	(2.824)	(2.678)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.228)	(3.131)	(2.388)	(2.824)	(2.678)
Net Asset Value, End of Period	$158.84	$178.77	$142.13	$137.05	$114.05
Total Return	-9.29%	28.07%	5.82%	22.76%	-12.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,786	$26,854	$17,837	$14,808	$11,560
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.84%	2.23%	2.19%	2.04%
Portfolio Turnover Rate[3]	13%	16%	26%	19%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$76.81	$61.07	$58.89	$49.01	$57.02
Investment Operations
Net Investment Income[1]	1.403	1.381	1.058	1.230	1.165
Net Realized and Unrealized Gain (Loss) on Investments	(8.576)	15.704	2.148	9.863	(8.024)
Total from Investment Operations	(7.173)	17.085	3.206	11.093	(6.859)
Distributions
Dividends from Net Investment Income	(1.387)	(1.345)	(1.026)	(1.213)	(1.151)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.387)	(1.345)	(1.026)	(1.213)	(1.151)
Net Asset Value, End of Period	$68.25	$76.81	$61.07	$58.89	$49.01
Total Return[2]	-9.31%	28.09%	5.85%	22.76%	-12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,505	$19,307	$14,314	$13,907	$10,167
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.89%	2.13%	2.21%	2.04%
Portfolio Turnover Rate[4]	13%	16%	26%	19%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.94	$34.14	$32.92	$27.39	$31.87
Investment Operations
Net Investment Income[1]	.796	.781	.597	.684	.651
Net Realized and Unrealized Gain (Loss) on Investments	(4.806)	8.775	1.199	5.527	(4.485)
Total from Investment Operations	(4.010)	9.556	1.796	6.211	(3.834)
Distributions
Dividends from Net Investment Income	(.780)	(.756)	(.576)	(.681)	(.646)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.780)	(.756)	(.576)	(.681)	(.646)
Net Asset Value, End of Period	$38.15	$42.94	$34.14	$32.92	$27.39
Total Return	-9.31%	28.11%	5.86%	22.81%	-12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,797	$4,733	$3,774	$3,632	$3,077
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.91%	2.14%	2.20%	2.05%
Portfolio Turnover Rate[3]	13%	16%	26%	19%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Value Index Fund
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,

Small-Cap Value Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,779,000, representing less than 0.01% of the fund’s net assets and 0.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $35,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,170,911	—	531	46,171,442
Temporary Cash Investments	271,797	—	—	271,797
Total	46,442,708	—	531	46,443,239

Derivative Financial Instruments
Assets
Futures Contracts[1]	641	—	—	641
Liabilities
Swap Contracts	—	2,027	—	2,027
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,204,377
Total Distributable Earnings (Loss)	(4,204,377)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,963
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(4,143,488)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	6,320,464

Small-Cap Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	924,442	872,056
Long-Term Capital Gains	—	—
Total	924,442	872,056
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,122,775
Gross Unrealized Appreciation	11,110,861
Gross Unrealized Depreciation	(4,790,397)
Net Unrealized Appreciation (Depreciation)	6,320,464
F.  During the year ended December 31, 2022, the fund purchased $15,646,058,000 of investment securities and sold $14,584,302,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,165,011,000 and $8,444,956,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $1,731,955,000 and sales were $1,026,355,000, resulting in net realized loss of $642,576,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,773	371	54,280	1,367
Issued in Lieu of Cash Distributions	2,947	78	4,230	104
Redeemed	(55,891)	(1,394)	(143,841)	(3,484)
Net Increase (Decrease)—Investor Shares	(38,171)	(945)	(85,331)	(2,013)

Small-Cap Value Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,743,606	53,827	7,328,388	43,317
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,777,884)	(54,300)	(3,192,688)	(18,600)
Net Increase (Decrease)—ETF Shares	(34,278)	(473)	4,135,700	24,717
Admiral Shares
Issued	2,968,180	42,013	4,310,954	59,661
Issued in Lieu of Cash Distributions	309,221	4,569	290,460	3,954
Redeemed	(2,913,793)	(41,449)	(3,374,831)	(46,666)
Net Increase (Decrease)—Admiral Shares	363,608	5,133	1,226,583	16,949
Institutional Shares
Issued	1,285,688	33,018	1,068,001	26,335
Issued in Lieu of Cash Distributions	87,334	2,308	77,051	1,876
Redeemed	(791,806)	(19,834)	(1,119,621)	(28,530)
Net Increase (Decrease)—Institutional Shares	581,216	15,492	25,431	(319)
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Small-Cap Index Fund	76.0%
Small-Cap Growth Index Fund	88.4
Small-Cap Value Index Fund	79.1
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Small-Cap Index Fund	1,356,224
Small-Cap Growth Index Fund	129,175
Small-Cap Value Index Fund	761,278
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Small-Cap Index Fund	3,333
Small-Cap Growth Index Fund	278
Small-Cap Value Index Fund	199
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Small-Cap Index Fund	272,873
Small-Cap Growth Index Fund	15,284
Small-Cap Value Index Fund	122,489

The CRSP US Small Cap Index, CRSP US Small Cap Growth Index, and CRSP US Small Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for or has participated in the determination of the prices and amount of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD SMALL-CAP INDEX, SMALL-CAP GROWTH INDEX, AND SMALL-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, OR LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q480 022023

Annual Report  |  December 31, 2022
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Extended Market Index Fund	4
Mid-Cap Index Fund	50
Mid-Cap Growth Index Fund	69
Mid-Cap Value Index Fund	84
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended December 31, 2022, were challenging for financial markets. The returns for the three Vanguard Mid-Cap Index Funds ranged from –28.93% for Investor Shares of Vanguard Mid-Cap Growth Index Fund to –7.88% for Vanguard Mid-Cap Value ETF (based on net asset value). All share classes of Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, returned approximately –26.5%. Each fund closely tracked its target index.
•	Inflation soared, driven by government spending during the pandemic and higher energy and food prices after Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks, which increased fears of recession.
•	Technology stocks weighed heaviest on all the funds except the Mid-Cap Value Fund, which suffered most from declines in consumer discretionary stocks. At the end of the period, benchmarks for the other three funds had exposures of 13%–23% in tech companies; the Mid-Cap Value Fund’s benchmark had less than 5%.
•	Energy stocks soared. But even after the price surges, the sector accounted for less than 10% of each benchmark index.
•	Please note that the Extended Market Index Fund uses the Global Industry Classification Standard methodology, while the three other funds use the Industry Classification Benchmark methodology.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,021.80	$0.97
ETF Shares	1,000.00	1,022.50	0.31
Admiral™ Shares	1,000.00	1,022.40	0.31
Institutional Shares	1,000.00	1,022.50	0.25
Institutional Plus Shares	1,000.00	1,022.50	0.20
Institutional Select Shares	1,000.00	1,022.60	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,044.40	$0.88
ETF Shares	1,000.00	1,045.20	0.21
Admiral Shares	1,000.00	1,045.00	0.26
Institutional Shares	1,000.00	1,045.00	0.21
Institutional Plus Shares	1,000.00	1,045.10	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,029.00	$0.97
ETF Shares	1,000.00	1,029.70	0.36
Admiral Shares	1,000.00	1,029.70	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,058.30	$0.99
ETF Shares	1,000.00	1,059.10	0.36
Admiral Shares	1,000.00	1,058.90	0.36
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.90	0.31
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.10	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Extended Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Investor Shares	-26.56%	4.74%	9.48%	$24,732
S&P Completion Index	-26.54	4.77	9.52	24,827
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund ETF Shares Net Asset Value	-26.46%	4.87%	9.62%	$25,052
Extended Market Index Fund ETF Shares Market Price	-26.49	4.87	9.61	25,026
S&P Completion Index	-26.54	4.77	9.52	24,827
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Admiral Shares	-26.47%	4.88%	9.62%	$25,053
S&P Completion Index	-26.54	4.77	9.52	24,827
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
4

Extended Market Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Extended Market Index Fund Institutional Shares	-26.46%	4.89%	9.64%	$12,546,082
S&P Completion Index	-26.54	4.77	9.52	12,413,601
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Extended Market Index Fund Institutional Plus Shares	-26.45%	4.90%	9.65%	$251,228,870
S&P Completion Index	-26.54	4.77	9.52	248,272,010
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	311,510,280

	One Year	Five Years	Since Inception (6/27/2016)	Final Value of a $3,000,000,000 Investment
Extended Market Index Fund Institutional Select Shares	-26.44%	4.92%	9.45%	$5,400,211,200
S&P Completion Index	-26.54	4.77	9.30	5,351,719,500
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.04	6,290,260,800
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Extended Market Index Fund ETF Shares Market Price	-26.49%	26.86%	150.26%
Extended Market Index Fund ETF Shares Net Asset Value	-26.46	26.86	150.52
S&P Completion Index	-26.54	26.21	148.27
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Extended Market Index Fund
Fund Allocation
As of December 31, 2022
Communication Services	3.8%
Consumer Discretionary	11.2
Consumer Staples	3.0
Energy	4.9
Financials	16.1
Health Care	13.9
Industrials	15.8
Information Technology	18.2
Materials	4.3
Real Estate	6.5
Utilities	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

Extended Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (3.7%)
*	Trade Desk Inc. Class A	6,032,836	270,452
*	Pinterest Inc. Class A	7,969,834	193,508
*	Liberty Media Corp.-Liberty Formula One Class C	2,853,999	170,612
*	ROBLOX Corp. Class A	4,948,805	140,843
*	Liberty Broadband Corp. Class C	1,657,755	126,437
*	Snap Inc. Class A	13,765,053	123,197
*	ZoomInfo Technologies Inc. Class A	3,649,589	109,889
	Nexstar Media Group Inc. Class A	504,967	88,384
*	Iridium Communications Inc.	1,704,302	87,601
*	Liberty Global plc Class C	4,391,295	85,323
*	Frontier Communications Parent Inc.	3,003,825	76,537
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,950,673	76,330
	New York Times Co. Class A	2,211,018	71,770
*	Roku Inc. Class A	1,660,994	67,602
	TEGNA Inc.	3,033,890	64,288
	Warner Music Group Corp. Class A	1,550,487	54,298
*	Endeavor Group Holdings Inc. Class A	2,380,670	53,660
*	Ziff Davis Inc.	639,884	50,615
*	IAC Inc.	1,044,084	46,357
	Cable One Inc.	64,290	45,765
	Madison Square Garden Sports Corp.	246,633	45,215
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,092,261	42,937
	World Wrestling Entertainment Inc. Class A	576,082	39,473
	Cogent Communications Holdings Inc.	589,014	33,621
[1]	Sirius XM Holdings Inc.	5,261,901	30,730
*,1	AMC Entertainment Holdings Inc. Class A	7,111,729	28,945
*	Yelp Inc. Class A	948,237	25,925
*	TripAdvisor Inc.	1,433,525	25,775
*	Liberty Global plc Class A	1,297,830	24,568
	John Wiley & Sons Inc. Class A	590,208	23,644
*	Bumble Inc. Class A	1,073,247	22,592
*	Cargurus Inc. Class A	1,244,968	17,442
	Shutterstock Inc.	327,003	17,240
*	Liberty Media Corp.-Liberty Formula One Class A	321,941	17,201
*	Magnite Inc.	1,606,697	17,015
*	TechTarget Inc.	373,258	16,446
*	Madison Square Garden Entertainment Corp.	363,273	16,336
	Scholastic Corp.	408,713	16,128
*	Liberty Media Corp.-Liberty Braves Class C	447,339	14,418
	Telephone & Data Systems Inc.	1,368,301	14,353
	Gray Television Inc.	1,275,511	14,273
*	Altice USA Inc. Class A	2,976,549	13,692
*	Liberty Latin America Ltd. Class C	1,773,227	13,477
*	Liberty Broadband Corp. Class A	175,437	13,307
*	Cinemark Holdings Inc.	1,484,248	12,854
*	Gogo Inc.	867,902	12,810
*	Globalstar Inc.	9,420,912	12,530
*	Radius Global Infrastructure Inc.	1,014,484	11,991
*	Cars.com Inc.	869,351	11,971
	Shenandoah Telecommunications Co.	702,924	11,162
*	ZipRecruiter Inc. Class A	662,327	10,875
*	EW Scripps Co. Class A	818,856	10,801
*	Playtika Holding Corp.	1,251,639	10,651
*	QuinStreet Inc.	715,469	10,267
	Sinclair Broadcast Group Inc. Class A	599,071	9,292
*	Stagwell Inc.	1,433,314	8,901
		Shares	Market Value• ($000)
*	Lions Gate Entertainment Corp. Class B	1,631,317	8,858
*	iHeartMedia Inc. Class A	1,423,202	8,724
*	Anterix Inc.	266,275	8,566
*,1	Liberty Media Corp.-Liberty Braves Class A	260,726	8,518
*	Thryv Holdings Inc.	415,187	7,889
*	IDT Corp. Class B	276,578	7,791
*	PubMatic Inc. Class A	600,540	7,693
*	Vimeo Inc.	2,231,495	7,654
*	EchoStar Corp. Class A	457,135	7,625
*	Clear Channel Outdoor Holdings Inc.	6,747,235	7,085
*	Bandwidth Inc. Class A	306,678	7,038
*	Boston Omaha Corp. Class A	260,016	6,890
*	WideOpenWest Inc.	738,991	6,732
*	Eventbrite Inc. Class A	1,127,844	6,609
	ATN International Inc.	129,145	5,852
*	AMC Networks Inc. Class A	368,089	5,768
*	Lions Gate Entertainment Corp. Class A	949,860	5,424
*	Sciplay Corp. Class A	323,715	5,205
[1]	Marcus Corp.	348,641	5,017
*,1	fuboTV Inc.	2,617,789	4,555
*	Integral Ad Science Holding Corp.	517,566	4,549
*	Playstudios Inc.	1,129,252	4,382
*	Gannett Co. Inc.	2,103,349	4,270
*	United States Cellular Corp.	204,580	4,265
*	Liberty Latin America Ltd. Class A	563,800	4,245
*	Ooma Inc.	303,058	4,128
	Entravision Communications Corp. Class A	843,263	4,048
*	Nextdoor Holdings Inc.	1,931,386	3,979
*	EverQuote Inc. Class A	263,204	3,880
*	Consolidated Communications Holdings Inc.	1,069,940	3,830
*	DHI Group Inc.	579,021	3,063
*	MediaAlpha Inc. Class A	297,075	2,956
*	Advantage Solutions Inc.	1,380,488	2,871
*,1	AST SpaceMobile Inc. Class A	586,781	2,828
*	Daily Journal Corp.	11,129	2,788
*	TrueCar Inc.	1,104,922	2,773
*	Cardlytics Inc.	473,640	2,738
*,1	Reservoir Media Inc.	421,767	2,518
*	Angi Inc. Class A	1,033,556	2,429
	Spok Holdings Inc.	280,286	2,296
*,1	Skillz Inc. Class A	3,805,210	1,927
*,1	Genius Brands International Inc.	4,117,995	1,915
*,1	Loop Media Inc.	284,321	1,882
*	Innovid Corp.	1,096,327	1,875
*	Outbrain Inc.	481,483	1,743
*,1	Arena Group Holdings Inc.	159,311	1,690
*,1	Charge Enterprises Inc.	1,314,624	1,630
	Saga Communications Inc. Class A	62,942	1,485
*	Cumulus Media Inc. Class A	227,161	1,411
*	Emerald Holding Inc.	364,547	1,291
*	Lee Enterprises Inc.	68,489	1,271
*,1	Vinco Ventures Inc.	2,624,966	1,218
*,1	System1 Inc.	241,575	1,133
*	comScore Inc.	942,364	1,093
*	Urban One Inc. Class A	220,844	1,005
*	Townsquare Media Inc. Class A	136,531	990
*,1	AdTheorent Holding Co. Inc.	589,873	979
*,1	Golden Matrix Group Inc.	349,853	889
7

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Cinedigm Corp. Class A	1,885,033	731
*	Harte Hanks Inc.	61,522	719
*	Fluent Inc.	639,548	697
*	Liberty TripAdvisor Holdings Inc. Class A	1,019,344	683
*	FG Group Holdings Inc.	249,852	655
*	Loyalty Ventures Inc.	269,585	650
*,1,2	NII Holdings Inc.	1,297,367	649
*,1	FaZe Holdings Inc.	342,307	633
*	Marchex Inc. Class B	400,779	629
*	Reading International Inc. Class A	212,246	588
*	KORE Group Holdings Inc.	433,857	547
*,1	Chicken Soup For The Soul Entertainment Inc.	102,544	525
*	LiveOne Inc.	771,651	497
*	Gaia Inc. Class A	194,494	463
*	Travelzoo	102,473	456
*	CuriosityStream Inc.	392,619	448
*	IZEA Worldwide Inc.	785,862	427
*	Audacy Inc. Class A	1,581,121	356
*,1	SurgePays Inc.	53,822	353
*	Zedge Inc. Class B	160,996	283
*,1	Wejo Group Ltd.	528,551	254
*,1	BuzzFeed Inc.	348,417	240
*	Leafly Holdings Inc.	365,726	238
[1]	National CineMedia Inc.	868,959	191
	DallasNews Corp.	41,121	158
*,1	Dolphin Entertainment Inc.	86,620	157
*	SPAR Group Inc.	108,583	142
*	Super League Gaming Inc.	415,710	141
*	Salem Media Group Inc. Class A	133,364	140
*	Insignia Systems Inc.	17,941	140
*,1	Stran & Co. Inc.	103,837	133
*,1	Society Pass Inc.	96,225	95
*	Kubient Inc.	129,112	83
*	Paltalk Inc.	62,385	82
*	Direct Digital Holdings Inc. Class A	32,227	79
*,1	Professional Diversity Network Inc.	73,847	76
*	Beasley Broadcast Group Inc. Class A	72,681	67
*	NextPlay Technologies Inc.	586,717	67
*	Creative Realities Inc.	104,127	61
*,1	Digital Media Solutions Inc.	30,868	41
*	Urban One Inc.	10,347	39
*	Moving Image Technologies Inc.	29,025	33
*,1	Troika Media Group Inc.	80,805	9
*	Cuentas Inc.	41,135	7
*	Liberty Global plc Class B	301	6
*	Mobiquity Technologies Inc.	8,881	5
*,1	Grom Social Enterprises Inc.	3,532	5
*	NextPlat Corp.	300	—
			2,929,760
Consumer Discretionary (11.1%)
*	Lululemon Athletica Inc.	1,580,793	506,454
*	Airbnb Inc. Class A	5,182,842	443,133
*	Burlington Stores Inc.	892,711	181,006
*	DoorDash Inc. Class A	3,572,040	174,387
	Service Corp. International	2,085,443	144,188
	Aramark	3,486,715	144,141
*	Deckers Outdoor Corp.	359,948	143,677
*	Rivian Automotive Inc. Class A	7,404,147	136,458
*	Five Below Inc.	748,472	132,382
	Vail Resorts Inc.	544,662	129,820
	Williams-Sonoma Inc.	894,598	102,807
*	Capri Holdings Ltd.	1,738,429	99,647
*	Floor & Decor Holdings Inc. Class A	1,424,862	99,213
	Lear Corp.	792,624	98,301
	Churchill Downs Inc.	443,263	93,719
*	Crocs Inc.	836,263	90,676
	Dick's Sporting Goods Inc.	746,620	89,811
		Shares	Market Value• ($000)
*	Planet Fitness Inc. Class A	1,127,206	88,824
	Gentex Corp.	3,167,855	86,387
*	Mattel Inc.	4,800,231	85,636
	Wyndham Hotels & Resorts Inc.	1,185,583	84,544
	Texas Roadhouse Inc. Class A	907,240	82,513
	Autoliv Inc.	1,045,352	80,053
	Tempur Sealy International Inc.	2,303,151	79,067
	Murphy USA Inc.	280,126	78,306
	H&R Block Inc.	2,104,509	76,836
*	Skechers USA Inc. Class A	1,820,718	76,379
	Macy's Inc.	3,694,872	76,299
	Harley-Davidson Inc.	1,813,140	75,427
	Polaris Inc.	743,017	75,045
	Lithia Motors Inc. Class A	366,523	75,042
*	Light & Wonder Inc.	1,256,782	73,647
	Brunswick Corp.	973,613	70,178
*	DraftKings Inc. Class A	6,115,599	69,657
	Toll Brothers Inc.	1,394,255	69,601
	Marriott Vacations Worldwide Corp.	512,515	68,979
*	RH	258,051	68,949
*	TopBuild Corp.	429,510	67,214
*,1	GameStop Corp. Class A	3,424,236	63,211
	PVH Corp.	890,995	62,895
*	Penn Entertainment Inc.	2,113,153	62,761
*	Hyatt Hotels Corp. Class A	656,635	59,393
	Boyd Gaming Corp.	1,057,183	57,648
	Leggett & Platt Inc.	1,781,300	57,411
	Academy Sports & Outdoors Inc.	1,080,521	56,771
	Wingstop Inc.	406,371	55,925
	Thor Industries Inc.	721,331	54,453
*	Asbury Automotive Group Inc.	299,544	53,693
*	Fox Factory Holding Corp.	574,698	52,430
	Wendy's Co.	2,287,654	51,770
*	Visteon Corp.	381,408	49,900
*	AutoNation Inc.	464,988	49,893
*	Bright Horizons Family Solutions Inc.	772,384	48,737
*	YETI Holdings Inc.	1,148,445	47,442
*	Meritage Homes Corp.	489,732	45,153
*	Adient plc	1,279,100	44,372
*	Taylor Morrison Home Corp. Class A	1,460,542	44,327
*	Grand Canyon Education Inc.	419,114	44,284
*	Chegg Inc.	1,702,948	43,034
	Signet Jewelers Ltd.	627,910	42,698
	Choice Hotels International Inc.	372,559	41,965
*	Hilton Grand Vacations Inc.	1,085,348	41,829
*	National Vision Holdings Inc.	1,073,797	41,620
*,1	Lucid Group Inc.	6,072,319	41,474
	Columbia Sportswear Co.	473,185	41,442
	Foot Locker Inc.	1,083,306	40,938
	Kohl's Corp.	1,591,841	40,194
	Penske Automotive Group Inc.	337,553	38,795
*	Goodyear Tire & Rubber Co.	3,812,031	38,692
*	Victoria's Secret & Co.	1,080,943	38,676
	Travel + Leisure Co.	1,052,109	38,297
	Carter's Inc.	503,646	37,577
*	Ollie's Bargain Outlet Holdings Inc.	800,633	37,502
*	Topgolf Callaway Brands Corp.	1,881,431	37,158
*	Skyline Champion Corp.	713,735	36,765
	Papa John's International Inc.	436,973	35,967
*	Helen of Troy Ltd.	323,602	35,891
	KB Home	1,124,586	35,818
	Group 1 Automotive Inc.	196,861	35,508
*,1	Chewy Inc. Class A	941,428	34,908
*	Under Armour Inc. Class C	3,841,971	34,270
*,1	Peloton Interactive Inc. Class A	4,289,475	34,058
	LCI Industries	349,853	32,344
	American Eagle Outfitters Inc.	2,308,295	32,224

8

Extended Market Index Fund
		Shares	Market Value• ($000)
	Graham Holdings Co. Class B	52,163	31,517
	Gap Inc.	2,793,153	31,507
*	Dorman Products Inc.	383,174	30,987
	Steven Madden Ltd.	959,094	30,653
*,1	Wayfair Inc. Class A	930,749	30,612
	Hanesbrands Inc.	4,795,083	30,497
*	Gentherm Inc.	447,284	29,203
*	SeaWorld Entertainment Inc.	544,076	29,114
*	Sonos Inc.	1,718,498	29,043
	Installed Building Products Inc.	321,676	27,535
	Cracker Barrel Old Country Store Inc.	290,405	27,513
	Red Rock Resorts Inc. Class A	671,752	26,877
	ADT Inc.	2,960,340	26,850
	Kontoor Brands Inc.	662,224	26,482
	Dana Inc.	1,732,949	26,220
*	LGI Homes Inc.	277,350	25,683
*	Cavco Industries Inc.	112,350	25,419
*	Boot Barn Holdings Inc.	406,009	25,384
*	Tri Pointe Homes Inc.	1,351,442	25,123
*,1	Leslie's Inc.	2,054,296	25,083
*	ODP Corp.	545,743	24,853
	MDC Holdings Inc.	775,237	24,498
	Bloomin' Brands Inc.	1,206,876	24,282
*	Duolingo Inc. Class A	337,783	24,027
	Strategic Education Inc.	301,537	23,616
*	Six Flags Entertainment Corp.	1,014,534	23,588
[1]	Nordstrom Inc.	1,427,957	23,047
*	Frontdoor Inc.	1,095,644	22,789
*	Mobileye Global Inc. Class A	622,048	21,809
*	Adtalem Global Education Inc.	607,750	21,575
*,1	QuantumScape Corp. Class A	3,759,538	21,317
*	Shake Shack Inc. Class A	511,875	21,258
	Winnebago Industries Inc.	396,573	20,899
	Cheesecake Factory Inc.	651,938	20,673
*	Dave & Buster's Entertainment Inc.	579,117	20,524
	Levi Strauss & Co. Class A	1,278,922	19,849
*	Urban Outfitters Inc.	819,702	19,550
	Century Communities Inc.	388,962	19,452
	Jack in the Box Inc.	283,543	19,346
*	Brinker International Inc.	601,408	19,191
	Acushnet Holdings Corp.	444,566	18,876
	Oxford Industries Inc.	201,389	18,765
*	Vista Outdoor Inc.	766,992	18,692
	Buckle Inc.	401,678	18,216
	Monro Inc.	401,933	18,167
*	iRobot Corp.	371,691	17,890
*	Sally Beauty Holdings Inc.	1,428,501	17,885
	Patrick Industries Inc.	294,819	17,866
	Laureate Education Inc. Class A	1,849,434	17,792
*	Under Armour Inc. Class A	1,734,634	17,624
*	Stride Inc.	556,014	17,392
*	Everi Holdings Inc.	1,208,579	17,343
*	M/I Homes Inc.	370,016	17,087
*	XPEL Inc.	267,646	16,075
*,1	Fisker Inc. Class A	2,209,968	16,066
*	Abercrombie & Fitch Co. Class A	686,673	15,732
*,1	Luminar Technologies Inc. Class A	3,112,899	15,409
	Dillard's Inc. Class A	46,727	15,102
*	Malibu Boats Inc. Class A	282,140	15,038
	Rent-A-Center Inc.	642,945	14,498
*	Monarch Casino & Resort Inc.	185,816	14,287
*	Coursera Inc.	1,183,720	14,003
*	Modine Manufacturing Co.	704,133	13,984
	Dine Brands Global Inc.	215,368	13,913
	La-Z-Boy Inc.	600,861	13,712
*,1	Xometry Inc. Class A	400,535	12,909
*	American Axle & Manufacturing Holdings Inc.	1,586,274	12,405
		Shares	Market Value• ($000)
*	Revolve Group Inc. Class A	555,394	12,363
	Sturm Ruger & Co. Inc.	242,247	12,263
*	Perdoceo Education Corp.	869,133	12,081
	Camping World Holdings Inc. Class A	537,145	11,989
*	Overstock.com Inc.	617,928	11,963
	Hibbett Inc.	173,142	11,812
	Wolverine World Wide Inc.	1,079,449	11,798
*,1	Warby Parker Inc. Class A	853,859	11,519
*,1	Dutch Bros Inc. Class A	401,396	11,315
	Sonic Automotive Inc. Class A	228,342	11,250
	Caleres Inc.	489,564	10,908
*	Golden Entertainment Inc.	290,795	10,876
	RCI Hospitality Holdings Inc.	114,219	10,644
*	Poshmark Inc. Class A	590,025	10,550
*	Playa Hotels & Resorts NV	1,585,575	10,354
*	Petco Health & Wellness Co. Inc. Class A	1,078,069	10,220
*,1	Mister Car Wash Inc.	1,100,079	10,154
	Krispy Kreme Inc.	918,616	9,480
*	Udemy Inc.	894,113	9,433
*	Life Time Group Holdings Inc.	787,730	9,421
*	MarineMax Inc.	294,738	9,202
	Standard Motor Products Inc.	262,846	9,147
[1]	Franchise Group Inc.	378,006	9,004
	Guess? Inc.	429,788	8,892
*	Green Brick Partners Inc.	365,532	8,857
*	BJ's Restaurants Inc.	335,350	8,847
	Winmark Corp.	37,383	8,816
	Arko Corp.	1,014,363	8,784
*	Sweetgreen Inc. Class A	1,020,820	8,748
*	GoPro Inc. Class A	1,743,753	8,684
*	Chico's FAS Inc.	1,732,443	8,524
*	Qurate Retail Inc. Class A	5,213,123	8,497
*	Stoneridge Inc.	389,108	8,389
	Ethan Allen Interiors Inc.	312,304	8,251
*	G-III Apparel Group Ltd.	601,424	8,246
*	Portillo's Inc. Class A	499,493	8,152
*	OneSpaWorld Holdings Ltd.	842,535	7,861
*	TravelCenters of America Inc.	170,735	7,646
*	Sleep Number Corp.	291,176	7,565
*	Genesco Inc.	164,307	7,561
	Movado Group Inc.	230,071	7,420
*,1	Bally's Corp.	369,420	7,159
	Designer Brands Inc. Class A	730,788	7,147
*	Denny's Corp.	766,760	7,062
	Ruth's Hospitality Group Inc.	443,810	6,870
*	2U Inc.	1,092,225	6,848
*	Vivint Smart Home Inc.	568,812	6,769
*	Chuy's Holdings Inc.	237,293	6,715
*	Children's Place Inc.	183,540	6,685
*,1	Carvana Co. Class A	1,399,094	6,632
*	MasterCraft Boat Holdings Inc.	253,125	6,548
*,1	Bowlero Corp.	464,386	6,260
*	Accel Entertainment Inc. Class A	810,846	6,244
*,1	Garrett Motion Inc.	811,083	6,180
*	Destination XL Group Inc.	914,503	6,173
*	America's Car-Mart Inc.	85,165	6,154
[1]	Big Lots Inc.	407,690	5,993
	Haverty Furniture Cos. Inc.	199,850	5,976
*	Xponential Fitness Inc. Class A	255,926	5,868
	Shoe Carnival Inc.	244,337	5,842
*	Vizio Holding Corp. Class A	773,397	5,731
	Smith & Wesson Brands Inc.	637,735	5,536
	Aaron's Co. Inc.	453,663	5,421
*,1	Cricut Inc. Class A	581,713	5,393
*	Liquidity Services Inc.	381,448	5,363
	Carriage Services Inc. Class A	192,332	5,297
	Johnson Outdoors Inc. Class A	79,891	5,282

9

Extended Market Index Fund
		Shares	Market Value• ($000)
	PetMed Express Inc.	296,177	5,242
*	Rover Group Inc. Class A	1,375,791	5,049
*	Zumiez Inc.	231,810	5,040
*	Target Hospitality Corp.	331,479	5,019
*	Funko Inc. Class A	455,981	4,975
*	Beazer Homes USA Inc.	383,998	4,900
*	Inspired Entertainment Inc.	349,777	4,432
*	OneWater Marine Inc. Class A	154,733	4,425
*	Build-A-Bear Workshop Inc.	184,705	4,403
	European Wax Center Inc. Class A	352,401	4,387
*,1	EVgo Inc. Class A	974,923	4,358
*	Lovesac Co.	193,811	4,266
*	Quotient Technology Inc.	1,205,013	4,133
*	CarParts.com Inc.	648,247	4,058
*	Sportsman's Warehouse Holdings Inc.	417,863	3,932
*,1	Canoo Inc.	3,169,450	3,898
*	Purple Innovation Inc. Class A	795,940	3,813
*	Universal Electronics Inc.	183,198	3,812
*	Solid Power Inc.	1,497,363	3,803
*	ContextLogic Inc. Class A	7,400,221	3,609
*	Full House Resorts Inc.	461,984	3,474
*	1-800-Flowers.com Inc. Class A	356,371	3,407
*,1	Workhorse Group Inc.	2,196,273	3,338
*	Lindblad Expeditions Holdings Inc.	426,252	3,282
*	Allbirds Inc. Class A	1,342,425	3,249
*	Motorcar Parts of America Inc.	273,763	3,247
*	American Public Education Inc.	257,575	3,166
*,1	Vuzix Corp.	867,974	3,159
*	Universal Technical Institute Inc.	469,939	3,158
*	Citi Trends Inc.	117,393	3,109
	Clarus Corp.	393,360	3,084
	Hooker Furnishings Corp.	162,574	3,040
*	GrowGeneration Corp.	775,276	3,039
*	Arhaus Inc. Class A	306,017	2,984
*	Tilly's Inc. Class A	329,138	2,979
*	WW International Inc.	739,005	2,853
*	Fossil Group Inc.	655,417	2,825
*	Noodles & Co. Class A	506,161	2,779
*	Stitch Fix Inc. Class A	893,255	2,778
*	Rush Street Interactive Inc.	767,275	2,755
[1]	Bluegreen Vacations Holding Corp. Class A	109,901	2,743
	Nathan's Famous Inc.	40,687	2,735
*,1	Lordstown Motors Corp. Class A	2,379,841	2,713
*	Hovnanian Enterprises Inc. Class A	64,069	2,696
	El Pollo Loco Holdings Inc.	268,473	2,674
*	Century Casinos Inc.	379,410	2,667
[1]	Big 5 Sporting Goods Corp.	287,569	2,539
*,1	Bed Bath & Beyond Inc.	1,003,012	2,518
*	Legacy Housing Corp.	132,787	2,518
*	Kura Sushi USA Inc. Class A	52,703	2,513
*	Traeger Inc.	872,134	2,459
*,1	Membership Collective Group Inc. Class A	654,019	2,446
*	LL Flooring Holdings Inc.	431,445	2,425
	Cato Corp. Class A	258,740	2,414
*,1	Groupon Inc. Class A	279,072	2,394
*,1	Sonder Holdings Inc.	1,827,128	2,266
*,1	Vivid Seats Inc. Class A	307,910	2,248
*,1	Dream Finders Homes Inc. Class A	257,443	2,229
	Bassett Furniture Industries Inc.	125,165	2,175
	Rocky Brands Inc.	91,586	2,163
*	Cooper-Standard Holdings Inc.	236,081	2,139
*	Tupperware Brands Corp.	501,750	2,077
*,1	AMMO Inc.	1,197,242	2,071
*	PlayAGS Inc.	405,002	2,066
*	ONE Group Hospitality Inc.	327,587	2,064
*	Lincoln Educational Services Corp.	346,738	2,008
*	American Outdoor Brands Inc.	200,117	2,005
		Shares	Market Value• ($000)
[1]	Weber Inc. Class A	248,416	2,000
*	Porch Group Inc.	1,053,270	1,980
*	Container Store Group Inc.	455,850	1,965
*,1	Nerdy Inc.	863,470	1,943
*,1	Rent the Runway Inc. Class A	632,559	1,929
*	First Watch Restaurant Group Inc.	141,863	1,919
*	Tile Shop Holdings Inc.	435,655	1,908
*	Fiesta Restaurant Group Inc.	256,301	1,884
*	VOXX International Corp. Class A	220,660	1,849
	Weyco Group Inc.	86,636	1,833
*	BARK Inc.	1,213,441	1,808
*	JAKKS Pacific Inc.	102,690	1,796
*	Potbelly Corp.	317,128	1,766
*,1	Vroom Inc.	1,719,445	1,754
*	Unifi Inc.	198,289	1,707
*,1	RealReal Inc.	1,357,892	1,697
*	Latham Group Inc.	521,659	1,680
*	Vera Bradley Inc.	368,074	1,667
	Marine Products Corp.	138,354	1,628
*,1	Mullen Automotive Inc.	5,555,957	1,589
*	Lakeland Industries Inc.	118,883	1,581
*	Holley Inc.	739,231	1,567
*	1stdibs.com Inc.	291,754	1,482
*,1	Lazydays Holdings Inc.	119,840	1,431
	Flexsteel Industries Inc.	91,978	1,416
*	Snap One Holdings Corp.	189,889	1,407
*	Superior Industries International Inc.	332,752	1,404
*	J. Jill Inc.	54,982	1,364
*	Conn's Inc.	197,229	1,357
*,1	Global Business Travel Group I	199,439	1,346
	Superior Group of Cos. Inc.	132,717	1,335
*,1	Spruce Power Holding Corp.	1,443,418	1,327
	Escalade Inc.	128,578	1,309
*,1	Vacasa Inc. Class A	1,037,174	1,307
*,1	F45 Training Holdings Inc.	453,331	1,292
*	Lands' End Inc.	165,803	1,258
	Hamilton Beach Brands Holding Co. Class A	99,879	1,238
*	Red Robin Gourmet Burgers Inc.	217,030	1,211
	Lifetime Brands Inc.	159,241	1,209
*	Strattec Security Corp.	55,293	1,136
*,1	PLBY Group Inc.	394,095	1,084
*	Duluth Holdings Inc. Class B	170,918	1,056
*	ThredUp Inc. Class A	769,245	1,008
*	Landsea Homes Corp.	187,062	975
*	Express Inc.	916,418	935
*	Biglari Holdings Inc. Class A	1,331	929
*	Delta Apparel Inc.	85,609	908
*	Biglari Holdings Inc. Class B	6,410	890
*,1	Polished.com Inc.	1,466,710	847
*	RumbleON Inc. Class B	129,172	836
*	Barnes & Noble Education Inc.	474,097	830
*	GAN Ltd.	552,394	829
*	Solo Brands Inc. Class A	219,645	817
*,1	Faraday Future Intelligent Electric Inc.	2,597,753	754
*	Beachbody Co. Inc.	1,378,384	725
*	Carrols Restaurant Group Inc.	520,619	708
	Culp Inc.	147,833	679
*	Nautilus Inc.	434,844	665
*	Brilliant Earth Group Inc. Class A	149,812	646
	Ark Restaurants Corp.	38,458	637
*,1	Volta Inc.	1,789,334	636
*	Live Ventures Inc.	20,027	627
*,1	Aterian Inc.	804,796	620
*,1	Kirkland's Inc.	180,002	594
*,1	Regis Corp.	456,411	557
*,1	XWELL Inc.	1,493,810	542
*	Party City Holdco Inc.	1,426,313	521

10

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Inspirato Inc.	392,156	467
*,1	Koss Corp.	94,470	461
[1]	JOANN Inc.	158,520	452
*,1	Torrid Holdings Inc.	149,601	443
	Crown Crafts Inc.	81,972	438
*	Rave Restaurant Group Inc.	246,505	389
*	Sypris Solutions Inc.	190,358	385
	AMCON Distributing Co.	2,117	383
*	Charles & Colvard Ltd.	444,108	362
*,1	Hall of Fame Resort & Entertainment Co.	43,733	353
*,1	Vince Holding Corp.	40,186	315
*,1	Envirotech Vehicles Inc.	144,960	309
	Canterbury Park Holding Corp.	8,743	273
*,1	Shift Technologies Inc. Class A	1,605,873	239
*,1	Lulu's Fashion Lounge Holdings Inc.	92,833	233
*	Envela Corp.	43,948	231
	Flanigan's Enterprises Inc.	8,348	216
*,1	BurgerFi International Inc.	167,859	212
*,1	Grove Collaborative Holdings	517,457	206
	Educational Development Corp.	64,779	205
*,1	Toughbuilt Industries Inc.	85,051	199
*	Dixie Group Inc.	188,725	151
*,1	Volcon Inc.	138,887	140
*	Kaival Brands Innovations Group Inc.	155,259	139
*,1	AYRO Inc.	352,055	135
*,1	Remark Holdings Inc.	119,573	132
*	Boxed Inc.	654,658	128
*,1	iMedia Brands Inc.	187,686	120
*	Horizon Global Corp.	297,026	116
*	Forward Industries Inc.	106,523	114
*	Aspen Group Inc.	332,287	103
*	Good Times Restaurants Inc.	41,843	93
*,1	Allied Gaming & Entertainment Inc.	78,107	82
*	Lottery.com Inc.	458,347	80
*	Xcel Brands Inc.	113,190	79
*,1	Harbor Custom Development Inc.	201,971	79
*	Twin Vee PowerCats Co.	39,000	71
*,1	Arcimoto Inc.	19,661	65
*	Nephros Inc.	44,580	50
*	Yunhong CTI Ltd.	46,510	50
*,2	Zagg Inc. CVR	448,712	40
*,1	aka Brands Holding Corp.	26,494	34
*,1	Waitr Holdings Inc.	88,910	31
*,1	Esports Entertainment Group Inc.	338,557	26
*,1	Amesite Inc.	145,556	26
*	Emerson Radio Corp.	47,382	25
*,1	Wag! Group Co.	8,216	25
*	Greenlane Holdings Inc. Class A	79,967	23
*,1	Nova Lifestyle Inc.	40,180	17
*	Worksport Ltd.	17,028	17
*,1	EBET Inc.	27,607	17
*,1	Tuesday Morning Corp.	24,879	17
*	iPower Inc.	42,702	16
*	TRxADE HEALTH Inc.	39,629	15
	Jerash Holdings US Inc.	2,964	12
*,1	Digital Brands Group Inc.	2,496	11
*	Unique Fabricating Inc.	17,733	10
[1]	FAT Brands Inc. Class A	819	4
*	Amergent Hospitality Group Inc.	19,975	2
	FAT Brands Inc. Class B	436	2
*	PARTS iD Inc.	1,100	1
*,1	Muscle Maker Inc.	252	—
*	Qurate Retail Inc. Class B	43	—
*,1	PLBY Group Inc. Rights Exp. 1/17/23	394,095	—
			8,769,750
Consumer Staples (3.0%)
	Bunge Ltd.	2,030,424	202,575
		Shares	Market Value• ($000)
*	Darling Ingredients Inc.	2,169,117	135,765
*	Performance Food Group Co.	2,098,801	122,549
*	BJ's Wholesale Club Holdings Inc.	1,828,064	120,945
	Casey's General Stores Inc.	503,445	112,948
*	US Foods Holding Corp.	2,745,841	93,414
	Ingredion Inc.	883,842	86,555
	Flowers Foods Inc.	2,582,458	74,220
*	Post Holdings Inc.	728,514	65,756
*	Celsius Holdings Inc.	540,734	56,258
	Lancaster Colony Corp.	269,038	53,081
*	BellRing Brands Inc.	1,836,683	47,093
*	Sprouts Farmers Market Inc.	1,434,097	46,422
	Albertsons Cos. Inc. Class A	2,193,635	45,496
*	Simply Good Foods Co.	1,121,489	42,650
*	Coty Inc. Class A	4,969,935	42,543
*	Boston Beer Co. Inc. Class A	127,118	41,888
*	Hostess Brands Inc. Class A	1,816,401	40,760
*	elf Beauty Inc.	673,395	37,239
*	Grocery Outlet Holding Corp.	1,213,029	35,408
*	Freshpet Inc.	659,321	34,792
	Spectrum Brands Holdings Inc.	557,871	33,985
*	TreeHouse Foods Inc.	682,688	33,711
	Coca-Cola Consolidated Inc.	61,927	31,729
	J & J Snack Foods Corp.	204,813	30,663
*	United Natural Foods Inc.	785,906	30,422
	WD-40 Co.	184,869	29,803
	Energizer Holdings Inc.	873,576	29,308
	Cal-Maine Foods Inc.	512,569	27,909
	Nu Skin Enterprises Inc. Class A	652,538	27,511
	Edgewell Personal Care Co.	702,895	27,090
	Inter Parfums Inc.	247,149	23,855
	Reynolds Consumer Products Inc.	744,431	22,318
	MGP Ingredients Inc.	209,076	22,242
	Vector Group Ltd.	1,754,907	20,813
	PriceSmart Inc.	340,260	20,681
*	Herbalife Nutrition Ltd.	1,333,150	19,837
*	Hain Celestial Group Inc.	1,206,642	19,523
	Universal Corp.	333,085	17,590
	Weis Markets Inc.	211,647	17,416
	Ingles Markets Inc. Class A	179,039	17,270
	Medifast Inc.	148,649	17,147
*	Central Garden & Pet Co. Class A	476,515	17,059
*	Chefs' Warehouse Inc.	460,564	15,328
	Andersons Inc.	434,237	15,194
*	National Beverage Corp.	318,775	14,833
*	Pilgrim's Pride Corp.	622,995	14,784
	Utz Brands Inc.	914,209	14,499
	SpartanNash Co.	476,400	14,406
	Seaboard Corp.	3,523	13,300
*	Beauty Health Co.	1,313,307	11,951
	Fresh Del Monte Produce Inc.	421,055	11,027
[1]	B&G Foods Inc.	980,883	10,937
*,1	Beyond Meat Inc.	842,147	10,367
	John B Sanfilippo & Son Inc.	125,377	10,196
*	Duckhorn Portfolio Inc.	597,336	9,898
	Tootsie Roll Industries Inc.	216,353	9,210
*	Central Garden & Pet Co.	224,143	8,394
*	USANA Health Sciences Inc.	143,506	7,635
*	Sovos Brands Inc.	528,868	7,600
	Calavo Growers Inc.	251,751	7,401
*	Mission Produce Inc.	544,761	6,330
*	Olaplex Holdings Inc.	1,166,699	6,079
*	Seneca Foods Corp. Class A	91,746	5,592
*	Vital Farms Inc.	335,145	5,000
	Turning Point Brands Inc.	219,021	4,737
*	Benson Hill Inc.	1,802,308	4,596
*	Vita Coco Co. Inc.	323,119	4,466

11

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Veru Inc.	703,888	3,717
*,1	22nd Century Group Inc.	3,172,272	2,920
*,1	BRC Inc. Class A	465,878	2,847
*,1	Rite Aid Corp.	794,332	2,653
*	Honest Co. Inc.	809,114	2,435
*	Lifecore Biomedical Inc.	368,464	2,388
*	Zevia PBC Class A	581,143	2,377
	Limoneira Co.	193,198	2,359
	Village Super Market Inc. Class A	100,932	2,351
*	Whole Earth Brands Inc.	538,584	2,192
	Oil-Dri Corp. of America	64,945	2,178
*	HF Foods Group Inc.	530,520	2,154
*,1	Westrock Coffee Co.	134,700	1,800
*	Nature's Sunshine Products Inc.	173,811	1,446
*	Vintage Wine Estates Inc.	431,243	1,406
	Alico Inc.	57,201	1,365
	Natural Grocers by Vitamin Cottage Inc.	147,495	1,348
*	Farmer Bros Co.	228,647	1,054
*	Thorne HealthTech Inc.	255,026	926
*	Seneca Foods Corp. Class B	13,689	828
*,1	Tattooed Chef Inc.	634,533	780
	Lifevantage Corp.	195,411	727
*	Natural Alternatives International Inc.	75,054	630
*,1	Local Bounti Corp.	423,617	589
*	Rocky Mountain Chocolate Factory Inc.	95,809	546
	United-Guardian Inc.	52,217	543
*	LifeMD Inc.	269,585	523
*,1	AppHarvest Inc.	883,103	501
*	Lifeway Foods Inc.	87,072	483
*	Willamette Valley Vineyards Inc.	72,862	436
	Natural Health Trends Corp.	109,082	371
*,1	Splash Beverage Group Inc.	301,169	290
*	Alkaline Water Co. Inc.	1,235,847	216
*,1	Blue Apron Holdings Inc. Class A	239,966	199
*	S&W Seed Co.	125,055	186
*,1	Real Good Food Co. Inc. Class A	26,222	174
*	Better Choice Co. Inc.	261,756	141
	Mannatech Inc.	7,366	132
	Coffee Holding Co. Inc.	55,792	114
*	Arcadia Biosciences Inc.	300,540	81
*,1	Reed's Inc.	1,115,347	78
*	Cyanotech Corp.	52,089	57
*	Barfresh Food Group Inc.	43,001	56
*,1	RiceBran Technologies	69,739	53
*,1	Jupiter Wellness Inc.	59,489	45
*	Stryve Foods Inc. Class A	58,942	43
*	Guardion Health Sciences Inc.	278,115	40
*	Laird Superfood Inc.	46,278	39
*	Eastside Distilling Inc.	132,920	33
*	Zivo Bioscience Inc.	13,327	33
*	Upexi Inc.	10,791	32
*	Blue Star Foods Corp.	60,782	24
*	MedAvail Holdings Inc.	63,468	19
*	Nuzee Inc.	1,425	12
*,1	Kalera plc	881	6
*	Bridgford Foods Corp.	36	—
*	MamaMancini's Holdings Inc.	243	—
			2,368,975
Energy (4.9%)
	Cheniere Energy Inc.	3,369,026	505,219
	Texas Pacific Land Corp.	83,336	195,359
	Ovintiv Inc.	3,348,540	169,804
	Chesapeake Energy Corp.	1,448,010	136,649
*	Antero Resources Corp.	3,732,278	115,663
	NOV Inc.	5,294,380	110,600
	HF Sinclair Corp.	1,836,433	95,293
*	Southwestern Energy Co.	14,891,435	87,115
		Shares	Market Value• ($000)
	Matador Resources Co.	1,520,644	87,042
	Murphy Oil Corp.	1,981,562	85,227
	Range Resources Corp.	3,258,454	81,527
	PDC Energy Inc.	1,260,030	79,987
	ChampionX Corp.	2,680,725	77,714
	Chord Energy Corp.	562,437	76,947
*	TechnipFMC plc	5,998,713	73,124
	DT Midstream Inc.	1,303,573	72,035
	Helmerich & Payne Inc.	1,428,431	70,807
	PBF Energy Inc. Class A	1,533,741	62,546
*	Denbury Inc.	674,225	58,671
	SM Energy Co.	1,676,350	58,387
*	Valaris Ltd.	814,985	55,109
	Magnolia Oil & Gas Corp. Class A	2,280,832	53,486
*	Noble Corp. plc	1,312,984	49,513
	Patterson-UTI Energy Inc.	2,926,846	49,288
	Antero Midstream Corp.	4,457,083	48,092
*	Weatherford International plc	866,150	44,104
	California Resources Corp.	968,678	42,147
*	Peabody Energy Corp.	1,563,572	41,310
	Cactus Inc. Class A	817,547	41,090
*	Transocean Ltd.	9,009,555	41,084
	Civitas Resources Inc.	701,839	40,658
*	CNX Resources Corp.	2,400,486	40,424
	Equitrans Midstream Corp.	5,921,091	39,671
*	Kosmos Energy Ltd.	6,164,200	39,204
	Arch Resources Inc.	240,719	34,372
	Liberty Energy Inc. Class A	2,021,090	32,358
[1]	Sitio Royalties Corp.	997,355	28,774
	CONSOL Energy Inc.	438,268	28,487
	Northern Oil & Gas Inc.	913,126	28,143
	New Fortress Energy Inc.	659,092	27,959
	Permian Resources Corp. Class A	2,761,881	25,962
*	Callon Petroleum Co.	689,873	25,587
	Delek US Holdings Inc.	945,559	25,530
*	Tidewater Inc.	691,158	25,469
*	Green Plains Inc.	793,881	24,213
*	Oceaneering International Inc.	1,368,663	23,938
	World Fuel Services Corp.	831,694	22,730
	Enviva Inc.	422,720	22,391
	International Seaways Inc.	535,505	19,824
*	NexTier Oilfield Solutions Inc.	2,142,556	19,797
*,1	Uranium Energy Corp.	4,990,631	19,364
*	Nabors Industries Ltd.	123,198	19,080
*	Par Pacific Holdings Inc.	751,845	17,480
*	Expro Group Holdings NV	944,375	17,122
	Comstock Resources Inc.	1,236,783	16,956
*	Talos Energy Inc.	881,370	16,640
	Archrock Inc.	1,625,931	14,601
*	Diamond Offshore Drilling Inc.	1,384,375	14,397
*	Helix Energy Solutions Group Inc.	1,949,487	14,387
*	ProPetro Holding Corp.	1,353,390	14,035
	Core Laboratories NV	657,451	13,327
*	Dril-Quip Inc.	481,671	13,087
*	US Silica Holdings Inc.	1,036,719	12,959
*	Clean Energy Fuels Corp.	2,368,960	12,319
	CVR Energy Inc.	392,298	12,295
*,1	Tellurian Inc.	6,987,054	11,738
*	Laredo Petroleum Inc.	227,019	11,673
*	Gulfport Energy Corp.	157,318	11,585
	Ranger Oil Corp.	263,643	10,659
	Select Energy Services Inc. Class A	1,144,363	10,574
	Kinetik Holdings Inc. Class A	274,629	9,085
*	ProFrac Holding Corp. Class A	359,759	9,066
	RPC Inc.	1,011,124	8,989
*	Bristow Group Inc. Class A	326,830	8,867
	Dorian LPG Ltd.	450,652	8,540

12

Extended Market Index Fund
		Shares	Market Value• ($000)
	Berry Corp.	909,474	7,276
*	Earthstone Energy Inc. Class A	511,160	7,274
*	SandRidge Energy Inc.	425,684	7,249
*	W&T Offshore Inc.	1,292,072	7,210
*	REX American Resources Corp.	219,028	6,978
	VAALCO Energy Inc.	1,443,750	6,583
	Crescent Energy Co. Class A	538,367	6,455
*	Oil States International Inc.	865,167	6,454
*	Gevo Inc.	3,306,138	6,282
	Excelerate Energy Inc. Class A	246,935	6,186
*,1	Vertex Energy Inc.	848,742	5,262
*,1	Centrus Energy Corp. Class A	158,253	5,140
*,1	SilverBow Resources Inc.	180,679	5,110
*	TETRA Technologies Inc.	1,473,771	5,099
*	Newpark Resources Inc.	1,217,308	5,052
*	DMC Global Inc.	255,868	4,974
*,1	NextDecade Corp.	871,730	4,306
	Solaris Oilfield Infrastructure Inc. Class A	426,811	4,238
*	Amplify Energy Corp.	474,841	4,174
[1]	HighPeak Energy Inc.	175,816	4,021
*	Hallador Energy Co.	333,737	3,334
	Evolution Petroleum Corp.	429,412	3,242
*	Overseas Shipholding Group Inc. Class A	1,030,732	2,979
*,1	Ring Energy Inc.	1,148,142	2,824
*	SEACOR Marine Holdings Inc.	298,975	2,739
*	Alto Ingredients Inc.	935,941	2,696
*,1,2	Next Bridge Hydrocarbons Inc.	902,467	2,613
*,1	Nine Energy Service Inc.	172,226	2,502
*	KLX Energy Services Holdings Inc.	131,967	2,284
	NACCO Industries Inc. Class A	56,552	2,149
	Epsilon Energy Ltd.	289,329	1,918
*	Natural Gas Services Group Inc.	160,037	1,834
*	Ranger Energy Services Inc. Class A	158,386	1,744
*	Forum Energy Technologies Inc.	56,345	1,662
*,1	Aemetis Inc.	416,757	1,650
*,1	Mammoth Energy Services Inc.	186,410	1,612
*	Empire Petroleum Corp.	129,591	1,594
	Riley Exploration Permian Inc.	52,401	1,542
	PHX Minerals Inc.	392,299	1,526
[1]	Granite Ridge Resources Inc.	167,400	1,512
*	Gulf Island Fabrication Inc.	205,408	1,054
*,1	American Resources Corp.	734,307	969
	Adams Resources & Energy Inc.	22,111	861
*	Geospace Technologies Corp.	179,011	755
*	Smart Sand Inc.	336,056	602
*	Battalion Oil Corp.	53,142	516
*,1	Houston American Energy Corp.	137,786	474
*	Profire Energy Inc.	414,587	435
*,1	Lightbridge Corp.	107,608	419
*	PrimeEnergy Resources Corp.	3,918	340
*,1	Independence Contract Drilling Inc.	86,260	282
*	NCS Multistage Holdings Inc.	10,064	252
*,1	ENGlobal Corp.	300,740	232
*,1	Camber Energy Inc.	108,772	220
*,1	Enservco Corp.	132,806	216
*	Mexco Energy Corp.	16,537	206
	Barnwell Industries Inc.	68,394	202
*	PEDEVCO Corp.	173,749	191
*	Superior Drilling Products Inc.	198,912	183
*	Comstock Inc.	599,939	165
*	Stabilis Solutions Inc.	25,689	133
*	Ecoark Holdings Inc.	287,078	66
*	New Concept Energy Inc.	56,567	62
	US Energy Corp.	27,006	62
*	MIND Technology Inc.	107,042	49
		Shares	Market Value• ($000)
*	Energy Services of America Corp.	12,295	32
*	OPAL Fuels Inc. Class A	3,294	24
			3,837,536
Financials (15.9%)
	Blackstone Inc.	9,555,613	708,930
	Apollo Global Management Inc.	5,887,439	375,560
	KKR & Co. Inc.	7,809,602	362,522
*	Markel Corp.	182,275	240,145
	LPL Financial Holdings Inc.	1,079,737	233,407
	First Horizon Corp.	7,242,696	177,446
	Ares Management Corp. Class A	2,108,854	144,330
	Fidelity National Financial Inc.	3,676,717	138,318
	Annaly Capital Management Inc.	6,365,981	134,195
	Equitable Holdings Inc.	4,661,077	133,773
	American Financial Group Inc.	951,245	130,587
	Reinsurance Group of America Inc.	907,123	128,893
	East West Bancorp Inc.	1,909,548	125,839
	First Citizens BancShares Inc. Class A	161,681	122,612
	Cullen/Frost Bankers Inc.	872,697	116,680
	Webster Financial Corp.	2,366,580	112,034
	RenaissanceRe Holdings Ltd.	591,945	109,054
	Commerce Bancshares Inc.	1,549,001	105,441
	Unum Group	2,534,908	104,007
	Interactive Brokers Group Inc. Class A	1,399,191	101,231
	Tradeweb Markets Inc. Class A	1,514,971	98,367
	Ally Financial Inc.	3,989,903	97,553
	Old Republic International Corp.	3,836,166	92,643
	Prosperity Bancshares Inc.	1,242,819	90,328
	Carlyle Group Inc.	2,960,461	88,340
	Western Alliance Bancorp	1,472,967	87,730
	Jefferies Financial Group Inc.	2,475,854	84,872
	Erie Indemnity Co. Class A	340,317	84,644
	Stifel Financial Corp.	1,439,210	84,007
	SEI Investments Co.	1,390,288	81,054
	Affiliated Managers Group Inc.	509,522	80,724
	Voya Financial Inc.	1,312,156	80,684
	AGNC Investment Corp.	7,767,201	80,391
	New York Community Bancorp Inc.	9,174,972	78,905
	SouthState Corp.	1,033,134	78,890
*,1	Coinbase Global Inc. Class A	2,178,031	77,081
	Starwood Property Trust Inc.	4,174,585	76,520
	Kinsale Capital Group Inc.	292,275	76,436
	Pinnacle Financial Partners Inc.	1,032,937	75,818
	Glacier Bancorp Inc.	1,505,088	74,381
	United Bankshares Inc.	1,827,505	73,996
	Morningstar Inc.	340,390	73,725
	Synovus Financial Corp.	1,961,505	73,655
	Selective Insurance Group Inc.	822,922	72,919
	First American Financial Corp.	1,388,535	72,676
	RLI Corp.	550,502	72,264
	Old National Bancorp	4,000,442	71,928
	Primerica Inc.	498,779	70,737
	Wintrust Financial Corp.	817,582	69,102
	Popular Inc.	988,161	65,535
	Valley National Bancorp	5,751,414	65,048
	Hanover Insurance Group Inc.	480,893	64,983
	FNB Corp.	4,762,200	62,147
	Cadence Bank	2,488,420	61,364
	First Financial Bankshares Inc.	1,775,547	61,079
	Bank OZK	1,491,859	59,764
	Home BancShares Inc.	2,595,163	59,144
	Houlihan Lokey Inc. Class A	674,803	58,816
	Essent Group Ltd.	1,469,751	57,144
	Axis Capital Holdings Ltd.	1,050,229	56,891
*	Robinhood Markets Inc. Class A	6,964,162	56,688
	Hancock Whitney Corp.	1,159,487	56,108
	SLM Corp.	3,335,776	55,374

13

Extended Market Index Fund
		Shares	Market Value• ($000)
	OneMain Holdings Inc.	1,628,890	54,258
	Lazard Ltd. Class A	1,543,494	53,513
	Evercore Inc. Class A	490,103	53,460
	Umpqua Holdings Corp.	2,966,307	52,949
	MGIC Investment Corp.	4,055,601	52,723
	Independent Bank Corp.	621,256	52,453
	First Bancorp	2,939,351	52,420
	Rithm Capital Corp.	6,371,633	52,056
*,1	SoFi Technologies Inc.	11,204,676	51,654
	Assured Guaranty Ltd.	822,293	51,196
	Blue Owl Capital Inc. Class A	4,780,911	50,678
	White Mountains Insurance Group Ltd.	34,944	49,422
	UMB Financial Corp.	591,116	49,370
	United Community Banks Inc.	1,449,597	48,996
	Blackstone Mortgage Trust Inc. Class A	2,305,090	48,799
*	Brighthouse Financial Inc.	939,449	48,166
	Associated Banc-Corp	2,035,321	46,996
*	Ryan Specialty Holdings Inc. Class A	1,123,788	46,648
	First Interstate BancSystem Inc. Class A	1,204,243	46,544
	ServisFirst Bancshares Inc.	671,784	46,293
	CVB Financial Corp.	1,776,826	45,753
	Community Bank System Inc.	723,654	45,554
	First Hawaiian Inc.	1,743,622	45,404
	FirstCash Holdings Inc.	515,246	44,780
	Kemper Corp.	874,726	43,037
	Janus Henderson Group plc	1,819,934	42,805
	American Equity Investment Life Holding Co.	935,168	42,662
	Bank of Hawaii Corp.	542,821	42,101
*	Enstar Group Ltd.	180,522	41,708
	Federated Hermes Inc. Class B	1,145,781	41,603
	Ameris Bancorp	880,662	41,514
	BOK Financial Corp.	397,041	41,209
	Cathay General Bancorp	1,001,258	40,841
*	Texas Capital Bancshares Inc.	670,798	40,456
	Pacific Premier Bancorp Inc.	1,279,307	40,375
	Radian Group Inc.	2,102,108	40,087
	Fulton Financial Corp.	2,282,255	38,410
*,1	Credit Acceptance Corp.	80,793	38,328
	Eastern Bankshares Inc.	2,196,201	37,884
*	Mr Cooper Group Inc.	941,220	37,771
	WSFS Financial Corp.	824,542	37,385
	PacWest Bancorp	1,606,300	36,865
	Simmons First National Corp. Class A	1,662,000	35,866
	Atlantic Union Bankshares Corp.	1,015,390	35,681
	BankUnited Inc.	1,047,436	35,581
	CNO Financial Group Inc.	1,541,874	35,232
*	Genworth Financial Inc. Class A	6,655,168	35,206
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,187,254	34,407
	Moelis & Co. Class A	865,343	33,203
	First Merchants Corp.	805,177	33,101
	Walker & Dunlop Inc.	417,668	32,779
	International Bancshares Corp.	706,152	32,314
	Columbia Banking System Inc.	1,068,383	32,190
	Hamilton Lane Inc. Class A	490,004	31,301
	First Financial Bancorp	1,274,198	30,874
	Arbor Realty Trust Inc.	2,315,092	30,536
	Washington Federal Inc.	890,554	29,878
	WesBanco Inc.	799,108	29,551
	Seacoast Banking Corp. of Florida	943,242	29,420
	Trustmark Corp.	840,688	29,348
	Independent Bank Group Inc.	485,933	29,195
	Banner Corp.	459,232	29,023
*	Focus Financial Partners Inc. Class A	777,258	28,968
	Renasant Corp.	748,416	28,133
	Park National Corp.	197,310	27,771
*	Axos Financial Inc.	723,367	27,647
		Shares	Market Value• ($000)
	Towne Bank	894,267	27,579
	Jackson Financial Inc. Class A	788,524	27,433
	Artisan Partners Asset Management Inc. Class A	911,413	27,069
	Stock Yards Bancorp Inc.	404,590	26,290
	Bread Financial Holdings Inc.	678,955	25,569
	Piper Sandler Cos.	194,105	25,271
	NBT Bancorp Inc.	572,623	24,863
	Virtu Financial Inc. Class A	1,213,093	24,759
	Claros Mortgage Trust Inc.	1,660,669	24,428
	Heartland Financial USA Inc.	523,546	24,408
	Lakeland Financial Corp.	333,915	24,366
	Northwest Bancshares Inc.	1,740,938	24,338
	Enterprise Financial Services Corp.	495,987	24,284
	PJT Partners Inc. Class A	325,277	23,970
	Navient Corp.	1,446,414	23,794
*	NMI Holdings Inc. Class A	1,135,462	23,731
	TriCo Bancshares	456,779	23,291
	PennyMac Financial Services Inc.	410,081	23,235
*	Trupanion Inc.	476,650	22,655
	Nelnet Inc. Class A	245,436	22,273
*	StoneX Group Inc.	230,246	21,942
*	Bancorp Inc.	768,945	21,823
	Provident Financial Services Inc.	1,012,399	21,625
	Cohen & Steers Inc.	332,097	21,440
	Corebridge Financial Inc.	1,054,814	21,160
	Westamerica Bancorp	358,337	21,145
	Sandy Spring Bancorp Inc.	599,333	21,115
	Hope Bancorp Inc.	1,646,227	21,088
	BancFirst Corp.	238,662	21,045
	National Bank Holdings Corp. Class A	498,627	20,977
*	BRP Group Inc. Class A	828,128	20,819
	Horace Mann Educators Corp.	548,967	20,515
	Veritex Holdings Inc.	724,869	20,354
	TPG Inc. Class A	704,964	19,619
	Hilltop Holdings Inc.	632,303	18,975
*	Cannae Holdings Inc.	913,164	18,857
	Apollo Commercial Real Estate Finance Inc.	1,714,800	18,451
	Berkshire Hills Bancorp Inc.	616,076	18,421
	City Holding Co.	197,662	18,400
	Two Harbors Investment Corp.	1,160,349	18,299
	Eagle Bancorp Inc.	412,578	18,182
	Stellar Bancorp Inc.	615,134	18,122
	First Busey Corp.	719,722	17,792
*	PRA Group Inc.	520,372	17,578
	Virtus Investment Partners Inc.	91,539	17,524
	S&T Bancorp Inc.	510,248	17,440
	OFG Bancorp	629,575	17,351
	Chimera Investment Corp.	3,144,039	17,292
	First Commonwealth Financial Corp.	1,233,163	17,227
	Pathward Financial Inc.	399,856	17,214
*	Blucora Inc.	663,273	16,933
	BGC Partners Inc. Class A	4,490,982	16,931
	FB Financial Corp.	468,070	16,916
	Safety Insurance Group Inc.	199,946	16,847
	OceanFirst Financial Corp.	784,331	16,667
*	Enova International Inc.	427,364	16,398
	StepStone Group Inc. Class A	637,015	16,040
	Stewart Information Services Corp.	374,181	15,989
	Lakeland Bancorp Inc.	906,874	15,970
	Employers Holdings Inc.	369,186	15,923
	CNA Financial Corp.	371,020	15,687
	Ladder Capital Corp. Class A	1,550,708	15,569
*	Encore Capital Group Inc.	322,784	15,474
*	Palomar Holdings Inc.	342,014	15,445
*	Nicolet Bankshares Inc.	189,797	15,144
[1]	Ready Capital Corp.	1,353,404	15,077
	Southside Bancshares Inc.	416,819	15,001

14

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Triumph Financial Inc.	306,267	14,967
	PennyMac Mortgage Investment Trust	1,202,754	14,902
	Capitol Federal Financial Inc.	1,720,358	14,881
	Heritage Financial Corp.	483,735	14,822
	Origin Bancorp Inc.	402,810	14,783
	Dime Community Bancshares Inc.	456,787	14,540
	Franklin BSP Realty Trust Inc.	1,123,713	14,496
	Brookline Bancorp Inc.	1,007,624	14,258
	German American Bancorp Inc.	375,327	14,000
	Live Oak Bancshares Inc.	454,339	13,721
	Cowen Inc. Class A	353,760	13,662
	Tompkins Financial Corp.	175,830	13,641
*	Donnelley Financial Solutions Inc.	344,997	13,334
	ProAssurance Corp.	761,031	13,295
	Federal Agricultural Mortgage Corp. Class C	115,913	13,065
*,1	Upstart Holdings Inc.	968,787	12,807
	Argo Group International Holdings Ltd.	495,180	12,800
	Premier Financial Corp.	472,619	12,747
	MFA Financial Inc.	1,286,920	12,676
	Preferred Bank	169,008	12,611
	AMERISAFE Inc.	241,517	12,552
*	LendingClub Corp.	1,419,153	12,489
	1st Source Corp.	229,788	12,199
	Banc of California Inc.	764,401	12,177
[1]	Rocket Cos. Inc. Class A	1,715,820	12,011
	New York Mortgage Trust Inc.	4,634,951	11,865
*	Customers Bancorp Inc.	416,092	11,792
*	PROG Holdings Inc.	687,589	11,613
	QCR Holdings Inc.	232,625	11,548
	Mercury General Corp.	336,871	11,521
	James River Group Holdings Ltd.	531,241	11,108
	KKR Real Estate Finance Trust Inc.	785,946	10,972
	Hanmi Financial Corp.	438,230	10,846
*	Ambac Financial Group Inc.	611,299	10,661
	Peoples Bancorp Inc.	373,154	10,542
[1]	ARMOUR Residential REIT Inc.	1,864,235	10,496
	Univest Financial Corp.	400,741	10,471
*	Green Dot Corp. Class A	660,573	10,450
	ConnectOne Bancorp Inc.	430,205	10,415
	Redwood Trust Inc.	1,517,026	10,255
	Victory Capital Holdings Inc. Class A	379,851	10,191
	First Foundation Inc.	709,598	10,169
	Washington Trust Bancorp Inc.	214,533	10,122
	Heritage Commerce Corp.	766,156	9,960
	First Bancshares Inc.	307,771	9,852
	Ellington Financial Inc.	789,558	9,767
*	Goosehead Insurance Inc. Class A	283,077	9,721
	TrustCo Bank Corp.	258,582	9,720
*	Open Lending Corp. Class A	1,435,954	9,693
	Enact Holdings Inc.	396,928	9,574
	National Western Life Group Inc. Class A	33,766	9,488
[1]	Bank First Corp.	101,245	9,398
	Kearny Financial Corp.	922,013	9,358
	Brightsphere Investment Group Inc.	453,597	9,335
	Amerant Bancorp Inc. Class A	342,127	9,183
	TFS Financial Corp.	624,542	9,000
*	Columbia Financial Inc.	414,555	8,963
	Community Trust Bancorp Inc.	193,298	8,878
	Flushing Financial Corp.	453,908	8,797
*	MBIA Inc.	679,118	8,727
	Northfield Bancorp Inc.	552,795	8,695
*	Metropolitan Bank Holding Corp.	147,216	8,637
	WisdomTree Inc.	1,561,812	8,512
	BrightSpire Capital Inc. Class A	1,353,768	8,434
	United Fire Group Inc.	303,500	8,304
*,1	Lemonade Inc.	605,641	8,285
	Camden National Corp.	198,478	8,275
		Shares	Market Value• ($000)
	A-Mark Precious Metals Inc.	237,450	8,247
	Cambridge Bancorp	99,176	8,238
	Ares Commercial Real Estate Corp.	791,184	8,141
	HarborOne Bancorp Inc.	579,638	8,057
	Old Second Bancorp Inc.	499,407	8,010
	Merchants Bancorp	328,786	7,996
	Horizon Bancorp Inc.	511,979	7,721
	Midland States Bancorp Inc.	287,098	7,643
	Arrow Financial Corp.	224,829	7,622
	B. Riley Financial Inc.	219,604	7,510
	First Mid Bancshares Inc.	233,181	7,480
*,1	Silvergate Capital Corp. Class A	428,901	7,463
	Dynex Capital Inc.	580,849	7,388
	Central Pacific Financial Corp.	360,985	7,321
	Independent Bank Corp.	300,474	7,187
	Peapack-Gladstone Financial Corp.	191,096	7,113
	First Community Bankshares Inc.	208,451	7,066
*	CrossFirst Bankshares Inc.	561,742	6,971
	Diamond Hill Investment Group Inc.	37,404	6,920
	Business First Bancshares Inc.	310,867	6,883
	Mercantile Bank Corp.	205,467	6,879
	Byline Bancorp Inc.	295,097	6,778
	Broadmark Realty Capital Inc.	1,898,207	6,758
	Great Southern Bancorp Inc.	113,047	6,725
*	Coastal Financial Corp.	141,306	6,715
	CNB Financial Corp.	276,383	6,575
	Bar Harbor Bankshares	202,996	6,504
	Bank of Marin Bancorp	195,551	6,430
	HomeStreet Inc.	228,577	6,304
*	EZCORP Inc. Class A	768,675	6,265
	First Financial Corp.	135,345	6,237
	Farmers National Banc Corp.	438,390	6,190
*	AssetMark Financial Holdings Inc.	268,104	6,166
	Equity Bancshares Inc. Class A	186,764	6,102
*	SiriusPoint Ltd.	1,028,558	6,068
	Invesco Mortgage Capital Inc.	476,167	6,062
	Capital City Bank Group Inc.	183,249	5,956
	Hingham Institution For Savings	21,422	5,912
	TPG RE Finance Trust Inc.	870,325	5,910
*	Carter Bankshares Inc.	353,385	5,863
	Metrocity Bankshares Inc.	269,765	5,835
	SmartFinancial Inc.	205,583	5,654
	Mid Penn Bancorp Inc.	181,290	5,433
*	Southern First Bancshares Inc.	118,164	5,406
	First of Long Island Corp.	298,568	5,374
*	Bridgewater Bancshares Inc.	300,308	5,327
	Amalgamated Financial Corp.	229,543	5,289
	MidWestOne Financial Group Inc.	165,440	5,253
	Financial Institutions Inc.	214,866	5,234
*	F&G Annuities & Life Inc.	258,207	5,167
	American National Bankshares Inc.	139,690	5,159
	South Plains Financial Inc.	186,896	5,145
	Republic Bancorp Inc. Class A	125,588	5,139
	West Bancorp Inc.	199,470	5,096
*	Professional Holding Corp. Class A	183,118	5,080
	Perella Weinberg Partners Class A	517,515	5,072
	Southern Missouri Bancorp Inc.	107,711	4,936
	Alerus Financial Corp.	210,749	4,921
	Peoples Financial Services Corp.	93,416	4,843
	ACNB Corp.	120,404	4,793
	Citizens & Northern Corp.	208,665	4,770
	Northrim Bancorp Inc.	86,883	4,741
	P10 Inc. Class A	440,978	4,705
	GCM Grosvenor Inc. Class A	609,000	4,634
*	Blue Foundry Bancorp	353,289	4,540
	Home Bancorp Inc.	111,812	4,476
[1]	John Marshall Bancorp Inc.	155,367	4,471

15

Extended Market Index Fund
		Shares	Market Value• ($000)
	Capstar Financial Holdings Inc.	252,878	4,466
	Civista Bancshares Inc.	199,121	4,383
	Farmers & Merchants Bancorp Inc.	159,619	4,338
	Esquire Financial Holdings Inc.	99,480	4,304
	Northeast Bank	102,097	4,298
	Bridge Investment Group Holdings Inc. Class A	351,485	4,235
*,1	NerdWallet Inc. Class A	437,123	4,196
[1]	UWM Holdings Corp. Class A	1,267,178	4,194
	Universal Insurance Holdings Inc.	394,582	4,179
	Five Star Bancorp	152,793	4,162
	Shore Bancshares Inc.	237,903	4,147
	Sierra Bancorp	191,721	4,072
	Waterstone Financial Inc.	234,051	4,035
	Regional Management Corp.	139,885	3,928
[1]	Orchid Island Capital Inc.	368,377	3,868
*	Oscar Health Inc. Class A	1,556,750	3,830
	Tiptree Inc. Class A	276,432	3,826
	PCSB Financial Corp.	199,187	3,793
	HomeTrust Bancshares Inc.	156,558	3,784
	FS Bancorp Inc.	112,779	3,771
	BCB Bancorp Inc.	207,854	3,739
	Guaranty Bancshares Inc.	106,456	3,688
	Granite Point Mortgage Trust Inc.	685,825	3,676
	Enterprise Bancorp Inc.	103,782	3,664
[1]	HCI Group Inc.	92,165	3,649
	Orrstown Financial Services Inc.	154,763	3,584
	RBB Bancorp	170,125	3,547
	Oppenheimer Holdings Inc. Class A	83,440	3,532
[1]	Northeast Community Bancorp Inc.	233,986	3,491
	National Bankshares Inc.	86,429	3,483
	Macatawa Bank Corp.	312,658	3,449
	First Business Financial Services Inc.	93,899	3,432
	Timberland Bancorp Inc.	100,269	3,422
*	World Acceptance Corp.	51,658	3,406
	BayCom Corp.	178,988	3,397
	First Bancorp Inc.	113,459	3,397
*,1	Hagerty Inc. Class A	401,845	3,380
	Norwood Financial Corp.	100,822	3,371
*	Third Coast Bancshares Inc.	182,734	3,368
	Red River Bancshares Inc.	65,727	3,356
*	LendingTree Inc.	156,943	3,348
	MVB Financial Corp.	147,927	3,257
	AFC Gamma Inc.	203,149	3,196
	First Internet Bancorp	129,262	3,138
	Territorial Bancorp Inc.	129,961	3,120
	PCB Bancorp	175,667	3,108
	Investors Title Co.	20,997	3,098
	First Bank	223,492	3,075
	Central Valley Community Bancorp	143,916	3,048
	Evans Bancorp Inc.	80,996	3,028
	Community Financial Corp.	75,196	3,000
*	Ponce Financial Group Inc.	321,611	2,997
	Summit Financial Group Inc.	118,595	2,952
*	Greenlight Capital Re Ltd. Class A	361,930	2,950
	HBT Financial Inc.	149,068	2,917
	Plumas Bancorp	78,182	2,897
	Capital Bancorp Inc.	122,684	2,888
	Donegal Group Inc. Class A	202,504	2,876
*,1	Hippo Holdings Inc.	210,004	2,856
	Colony Bankcorp Inc.	223,813	2,840
	Federal Agricultural Mortgage Corp. Class A	29,518	2,829
	Codorus Valley Bancorp Inc.	117,463	2,796
	Ames National Corp.	118,265	2,792
*	FVCBankcorp Inc.	146,132	2,787
	Primis Financial Corp.	232,385	2,754
[1]	Greene County Bancorp Inc.	47,701	2,739
	ESSA Bancorp Inc.	128,816	2,688
		Shares	Market Value• ($000)
	Parke Bancorp Inc.	129,361	2,683
	Blue Ridge Bankshares Inc.	213,253	2,664
	Investar Holding Corp.	122,919	2,646
	C&F Financial Corp.	45,158	2,631
*	Velocity Financial Inc.	272,614	2,631
*	California Bancorp	109,348	2,600
	Penns Woods Bancorp Inc.	96,487	2,568
	Fidelity D&D Bancorp Inc.	54,354	2,562
	Bank of Princeton	79,386	2,518
	Middlefield Banc Corp.	91,545	2,508
	ChoiceOne Financial Services Inc.	86,340	2,504
	Bankwell Financial Group Inc.	83,551	2,459
	Meridian Corp.	80,260	2,431
*,1	Forge Global Holdings Inc.	1,403,479	2,428
	Southern States Bancshares Inc.	83,063	2,405
	Great Ajax Corp.	329,065	2,386
	Virginia National Bankshares Corp.	64,865	2,378
*	First Western Financial Inc.	83,616	2,354
[1]	Sculptor Capital Management Inc. Class A	270,850	2,346
	Unity Bancorp Inc.	85,478	2,336
	MainStreet Bancshares Inc.	84,926	2,335
*	Acacia Research Corp.	550,375	2,317
*	Bright Health Group Inc.	3,550,558	2,308
	Orange County Bancorp Inc.	49,509	2,306
	Riverview Bancorp Inc.	300,013	2,304
*	Guild Holdings Co. Class A	222,563	2,246
	First Northwest Bancorp	145,411	2,234
	Peoples Bancorp of North Carolina Inc.	66,698	2,172
	Associated Capital Group Inc. Class A	51,666	2,169
[1]	First Guaranty Bancshares Inc.	92,445	2,168
*	ECB Bancorp Inc.	133,688	2,146
	LCNB Corp.	118,786	2,138
	Salisbury Bancorp Inc.	67,477	2,119
*	Maiden Holdings Ltd.	1,001,054	2,112
	Chemung Financial Corp.	45,442	2,084
	Silvercrest Asset Management Group Inc. Class A	111,044	2,084
	OP Bancorp	185,515	2,070
*	Ocwen Financial Corp.	67,688	2,070
	Richmond Mutual Bancorp Inc.	156,067	2,030
	Greenhill & Co. Inc.	196,676	2,016
	Nexpoint Real Estate Finance Inc.	126,305	2,007
	Franklin Financial Services Corp.	55,567	2,006
	William Penn Bancorp	163,745	1,985
	First Community Corp.	90,552	1,982
	First United Corp.	99,721	1,960
[1]	Oak Valley Bancorp	85,955	1,947
	FNCB Bancorp Inc.	235,806	1,936
*	Atlanticus Holdings Corp.	73,729	1,932
	BankFinancial Corp.	183,272	1,930
	Luther Burbank Corp.	170,450	1,894
	Western New England Bancorp Inc.	198,996	1,883
	Hawthorn Bancshares Inc.	85,168	1,854
	Medallion Financial Corp.	254,067	1,814
*	Malvern Bancorp Inc.	100,564	1,785
*	Oportun Financial Corp.	318,190	1,753
	Citizens Community Bancorp Inc.	145,425	1,749
	Provident Bancorp Inc.	238,312	1,735
	AG Mortgage Investment Trust Inc.	318,718	1,692
	SB Financial Group Inc.	99,576	1,669
*	eHealth Inc.	342,372	1,657
*	Sterling Bancorp Inc.	271,568	1,654
[1]	Cherry Hill Mortgage Investment Corp.	279,357	1,620
	Seven Hills Realty Trust	178,001	1,618
[1]	Sachem Capital Corp.	471,970	1,558
*	NI Holdings Inc.	117,077	1,554
[1]	LINKBANCORP Inc.	165,700	1,549
*	Security National Financial Corp. Class A	209,591	1,530

16

Extended Market Index Fund
		Shares	Market Value• ($000)
	First Savings Financial Group Inc.	75,763	1,515
*	Republic First Bancorp Inc.	701,949	1,509
	Finward Bancorp	41,182	1,491
	First Financial Northwest Inc.	98,953	1,482
[1]	Ellington Residential Mortgage REIT	209,381	1,436
*	Arlington Asset Investment Corp. Class A	483,688	1,417
	Crawford & Co. Class B	266,125	1,413
	Eagle Bancorp Montana Inc.	85,268	1,378
*	Trean Insurance Group Inc.	229,134	1,375
*	Finwise Bancorp	147,010	1,361
[1]	Angel Oak Mortgage Inc.	287,495	1,360
	Ohio Valley Banc Corp.	51,180	1,352
*,1	Citizens Inc. Class A	633,769	1,350
	United Security Bancshares	184,035	1,345
	CF Bankshares Inc.	62,612	1,326
	Summit State Bank	83,829	1,325
	Magyar Bancorp Inc.	102,140	1,309
*	USCB Financial Holdings Inc.	104,651	1,277
	Westwood Holdings Group Inc.	114,554	1,275
[1]	Provident Financial Holdings Inc.	92,272	1,271
*	Pioneer Bancorp Inc.	108,652	1,239
*	Catalyst Bancorp Inc.	95,977	1,229
*	Consumer Portfolio Services Inc.	138,786	1,228
	Old Point Financial Corp.	44,767	1,207
*	Kingsway Financial Services Inc.	151,394	1,201
	Bank of South Carolina Corp.	72,460	1,188
[1]	Chicago Atlantic Real Estate Finance Inc.	76,048	1,146
*	Selectquote Inc.	1,696,293	1,140
*	1895 Bancorp of Wisconsin Inc.	112,611	1,131
	First National Corp.	64,493	1,105
*	SWK Holdings Corp.	60,677	1,070
	Lument Finance Trust Inc.	559,140	1,062
	First Capital Inc.	42,269	1,053
	Curo Group Holdings Corp.	286,087	1,016
[1]	Landmark Bancorp Inc.	44,350	1,004
*	FFBW Inc.	85,237	993
	United Bancorp Inc.	67,080	991
*,1	Bakkt Holdings Inc.	817,330	973
	AmeriServ Financial Inc.	245,813	966
	Bank of the James Financial Group Inc.	75,807	934
	HMN Financial Inc.	43,298	922
	Bayfirst Financial Corp.	55,168	922
	Sound Financial Bancorp Inc.	22,638	916
	Bank7 Corp.	35,560	910
	Union Bankshares Inc.	38,383	899
	CB Financial Services Inc.	41,771	895
[1]	Western Asset Mortgage Capital Corp.	98,287	895
	Limestone Bancorp Inc.	35,414	865
	Community West Bancshares	55,349	829
*,1	Moneylion Inc.	1,324,096	821
	loanDepot Inc. Class A	491,141	810
	Partners Bancorp	88,078	780
*	ACRES Commercial Realty Corp.	94,017	777
*,1	Katapult Holdings Inc.	789,518	755
	Citizens Holding Co.	54,082	741
*	Safeguard Scientifics Inc.	237,965	738
*	Affinity Bancshares Inc.	46,511	702
*	Nicholas Financial Inc.	107,044	675
*,1	GoHealth Inc. Class A	64,616	675
*	Sunlight Financial Holdings Inc.	518,421	669
	Heritage Insurance Holdings Inc.	371,200	668
	First US Bancshares Inc.	76,705	667
	TC Bancshares Inc.	44,260	658
	IF Bancorp Inc.	35,981	620
	Pathfinder Bancorp Inc.	31,207	597
	US Global Investors Inc. Class A	200,865	581
*	MarketWise Inc.	339,965	571
		Shares	Market Value• ($000)
*	Elevate Credit Inc.	313,747	549
[1]	Hennessy Advisors Inc.	56,949	478
	Emclaire Financial Corp.	14,724	465
	Auburn National Bancorp Inc.	19,579	454
*	Heritage Global Inc.	179,487	422
	Cullman Bancorp Inc.	36,264	417
	Manhattan Bridge Capital Inc.	76,601	413
	Value Line Inc.	8,106	412
*	Finance of America Cos. Inc. Class A	322,722	410
*,1	Root Inc. Class A	89,895	404
*,1	OppFi Inc.	192,600	395
*	Bogota Financial Corp.	30,109	337
*	Midwest Holding Inc.	25,859	329
	Oconee Federal Financial Corp.	13,259	314
*	Ashford Inc.	20,123	279
*	Broadway Financial Corp.	236,246	239
	Atlantic American Corp.	88,448	204
*	Rhinebeck Bancorp Inc.	21,436	195
*	Vericity Inc.	26,127	183
*	FlexShopper Inc.	192,597	180
*,1	Siebert Financial Corp.	129,803	175
	Kingstone Cos. Inc.	123,172	166
*	Hallmark Financial Services Inc.	269,391	157
	Mid-Southern Bancorp Inc.	10,175	134
	Crawford & Co. Class A	23,156	129
*	Income Opportunity Realty Investors Inc.	8,889	107
*	Oxbridge Re Holdings Ltd.	85,031	99
*	Carver Bancorp Inc.	21,716	89
	Home Federal Bancorp Inc. of Louisiana	4,434	79
*	Reliance Global Group Inc.	139,366	79
	Glen Burnie Bancorp	9,312	74
	Village Bank & Trust Financial Corp.	1,363	74
	Cohen & Co. Inc.	7,503	63
*	LM Funding America Inc.	99,032	55
*,1	Marpai Inc. Class A	71,834	52
*	Patriot National Bancorp Inc.	3,753	40
*	Conifer Holdings Inc.	24,973	39
*	ICC Holdings Inc.	1,500	23
	Kentucky First Federal Bancorp	2,147	15
*	Impac Mortgage Holdings Inc.	67,510	12
*	PB Bankshares Inc.	55	1
[1]	Hanover Bancorp Inc.	29	1
*	HV Bancorp Inc.	9	—
	Lake Shore Bancorp Inc.	38	—
*,2	Cogent Biosciences Inc. CVR	101,693	—
*	OptimumBank Holdings Inc.	24	—
*	NSTS Bancorp Inc.	36	—
			12,602,373
Health Care (13.7%)
*	Alnylam Pharmaceuticals Inc.	1,672,784	397,537
*	Horizon Therapeutics plc	3,087,022	351,303
*	Veeva Systems Inc. Class A	1,908,726	308,030
*	Insulet Corp.	943,604	277,788
*	BioMarin Pharmaceutical Inc.	2,514,583	260,234
*	Seagen Inc.	1,785,686	229,478
	Royalty Pharma plc Class A	5,006,756	197,867
*	Avantor Inc.	9,197,241	193,970
*	United Therapeutics Corp.	617,460	171,709
*	Neurocrine Biosciences Inc.	1,303,716	155,716
*	Sarepta Therapeutics Inc.	1,188,489	154,004
*	Jazz Pharmaceuticals plc	853,090	135,906
*	Exact Sciences Corp.	2,408,750	119,257
*	Repligen Corp.	700,089	118,532
*	Penumbra Inc.	514,729	114,507
*	Halozyme Therapeutics Inc.	1,819,952	103,555
	Chemed Corp.	200,744	102,466
*	Acadia Healthcare Co. Inc.	1,241,009	102,160

17

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Shockwave Medical Inc.	486,807	100,092
*	Inspire Medical Systems Inc.	390,163	98,274
*	Masimo Corp.	655,845	97,032
	Bruker Corp.	1,359,101	92,895
*	Novocure Ltd.	1,219,124	89,423
	Encompass Health Corp.	1,360,312	81,360
*	Globus Medical Inc. Class A	1,045,275	77,633
*	Envista Holdings Corp.	2,205,754	74,268
*	Elanco Animal Health Inc.	5,996,187	73,273
*	Karuna Therapeutics Inc.	372,823	73,260
*	Ionis Pharmaceuticals Inc.	1,917,263	72,415
*	Medpace Holdings Inc.	339,514	72,116
	Ensign Group Inc.	755,791	71,505
*	Tenet Healthcare Corp.	1,449,574	70,725
*	HealthEquity Inc.	1,144,476	70,545
*	Exelixis Inc.	4,336,686	69,560
*	LHC Group Inc.	415,403	67,167
*	Apellis Pharmaceuticals Inc.	1,275,176	65,939
*	Intra-Cellular Therapies Inc.	1,196,197	63,303
*	Option Care Health Inc.	2,098,725	63,151
*	QuidelOrtho Corp.	723,842	62,012
	Perrigo Co. plc	1,811,665	61,760
*	AMN Healthcare Services Inc.	585,904	60,243
*	Natera Inc.	1,493,679	60,001
*	Cytokinetics Inc.	1,288,175	59,024
*	Azenta Inc.	1,008,219	58,699
*	Arrowhead Pharmaceuticals Inc.	1,444,041	58,570
*	Alkermes plc	2,230,345	58,279
	Premier Inc. Class A	1,586,550	55,498
*	Integra LifeSciences Holdings Corp.	974,584	54,645
*	Merit Medical Systems Inc.	771,426	54,478
*	Haemonetics Corp.	689,286	54,212
*	Teladoc Health Inc.	2,230,208	52,744
*	Syneos Health Inc.	1,413,640	51,852
*	Doximity Inc. Class A	1,530,131	51,351
*	Prometheus Biosciences Inc.	464,323	51,076
*	Madrigal Pharmaceuticals Inc.	164,526	47,754
*	10X Genomics Inc. Class A	1,309,900	47,733
*	Lantheus Holdings Inc.	929,458	47,365
*	Neogen Corp.	2,955,433	45,011
*	Ultragenyx Pharmaceutical Inc.	966,643	44,785
*	ICU Medical Inc.	276,628	43,563
*	CRISPR Therapeutics AG	1,050,227	42,692
*	agilon health Inc.	2,638,449	42,585
*	Prestige Consumer Healthcare Inc.	679,071	42,510
*	Axonics Inc.	667,332	41,728
*	Amicus Therapeutics Inc.	3,404,345	41,567
*	Inari Medical Inc.	653,755	41,553
*	Denali Therapeutics Inc.	1,490,351	41,447
*	Intellia Therapeutics Inc.	1,170,347	40,833
*	Vaxcyte Inc.	850,435	40,778
*	LivaNova plc	724,086	40,216
*	Tandem Diabetes Care Inc.	886,365	39,842
*	iRhythm Technologies Inc.	408,163	38,233
*	1Life Healthcare Inc.	2,256,127	37,700
*	Guardant Health Inc.	1,379,624	37,526
*	PTC Therapeutics Inc.	976,772	37,283
*	Amedisys Inc.	446,049	37,263
*	Insmed Inc.	1,840,597	36,775
	CONMED Corp.	414,505	36,742
*	IVERIC bio Inc.	1,714,855	36,715
*	Blueprint Medicines Corp.	818,299	35,850
*,1	Axsome Therapeutics Inc.	463,037	35,714
*	Evolent Health Inc. Class A	1,237,803	34,757
	Select Medical Holdings Corp.	1,398,555	34,726
*	Enovis Corp.	647,003	34,628
*	Oak Street Health Inc.	1,595,431	34,318
		Shares	Market Value• ($000)
	Patterson Cos. Inc.	1,160,207	32,521
*	Prothena Corp. plc	538,028	32,416
*	STAAR Surgical Co.	651,992	31,648
*	Progyny Inc.	1,015,087	31,620
*	Beam Therapeutics Inc.	808,277	31,612
*	Mirati Therapeutics Inc.	697,464	31,602
*	Omnicell Inc.	606,393	30,574
*	Integer Holdings Corp.	446,566	30,572
*	NuVasive Inc.	702,334	28,964
*	BioCryst Pharmaceuticals Inc.	2,518,903	28,917
*	Celldex Therapeutics Inc.	647,691	28,868
*	Glaukos Corp.	644,876	28,168
*	AtriCure Inc.	625,860	27,776
*	Cerevel Therapeutics Holdings Inc.	876,347	27,640
*	Silk Road Medical Inc.	513,554	27,141
*	Signify Health Inc. Class A	945,720	27,104
*	Sage Therapeutics Inc.	704,595	26,873
*	TransMedics Group Inc.	429,447	26,505
*	Allscripts Healthcare Solutions Inc.	1,494,283	26,359
*	ACADIA Pharmaceuticals Inc.	1,651,061	26,285
*,1	Corcept Therapeutics Inc.	1,293,840	26,278
*	Vir Biotechnology Inc.	1,027,591	26,008
*	Supernus Pharmaceuticals Inc.	716,776	25,567
*	REVOLUTION Medicines Inc.	1,038,662	24,741
*	Pacira BioSciences Inc.	622,477	24,034
*	Surgery Partners Inc.	851,784	23,731
*	Catalyst Pharmaceuticals Inc.	1,265,330	23,535
*	Krystal Biotech Inc.	295,468	23,407
*	Phreesia Inc.	722,095	23,367
*	Veracyte Inc.	977,316	23,192
*	Certara Inc.	1,441,360	23,163
*	Pacific Biosciences of California Inc.	2,813,600	23,015
*	Arvinas Inc.	666,274	22,793
*	Ironwood Pharmaceuticals Inc. Class A	1,810,983	22,438
*	Akero Therapeutics Inc.	409,033	22,415
*	TG Therapeutics Inc.	1,892,135	22,384
*	Harmony Biosciences Holdings Inc.	405,340	22,334
*	Syndax Pharmaceuticals Inc.	862,196	21,943
*	Addus HomeCare Corp.	220,491	21,937
*	Xencor Inc.	833,631	21,708
*	Maravai LifeSciences Holdings Inc. Class A	1,505,209	21,540
*	Agios Pharmaceuticals Inc.	736,563	20,683
*	R1 RCM Inc.	1,876,983	20,553
*	Revance Therapeutics Inc.	1,109,283	20,477
*	AdaptHealth Corp. Class A	1,045,062	20,086
*	Owens & Minor Inc.	1,027,535	20,068
*	Avidity Biosciences Inc.	899,791	19,966
	Embecta Corp.	782,406	19,787
*	Amylyx Pharmaceuticals Inc.	534,982	19,768
*	FibroGen Inc.	1,215,684	19,475
*	Meridian Bioscience Inc.	579,269	19,238
*	Nevro Corp.	484,637	19,192
*	MannKind Corp.	3,570,076	18,814
*	PROCEPT BioRobotics Corp.	446,136	18,532
*	Twist Bioscience Corp.	767,428	18,272
*	Relay Therapeutics Inc.	1,216,475	18,174
*	Rhythm Pharmaceuticals Inc.	612,573	17,838
*	CorVel Corp.	122,218	17,762
*	Vericel Corp.	650,389	17,131
*	Outset Medical Inc.	661,986	17,092
*	Dynavax Technologies Corp.	1,598,893	17,012
*	Avanos Medical Inc.	625,876	16,936
*	Pediatrix Medical Group Inc.	1,120,257	16,647
*	Myriad Genetics Inc.	1,111,204	16,124
*	Viridian Therapeutics Inc.	548,155	16,012
*	Myovant Sciences Ltd.	592,201	15,966
*	Apollo Medical Holdings Inc.	537,216	15,896

18

Extended Market Index Fund
		Shares	Market Value• ($000)
*	NeoGenomics Inc.	1,714,312	15,840
*	Chinook Therapeutics Inc.	602,215	15,778
*	Travere Therapeutics Inc.	748,529	15,742
*	ModivCare Inc.	173,008	15,524
*	Rocket Pharmaceuticals Inc.	781,946	15,303
*	Privia Health Group Inc.	669,294	15,200
*,1	Cassava Sciences Inc.	514,350	15,194
*	SpringWorks Therapeutics Inc.	583,422	15,175
*	Ligand Pharmaceuticals Inc.	221,216	14,777
*	Arcus Biosciences Inc.	712,855	14,742
*	Amphastar Pharmaceuticals Inc.	523,306	14,663
	US Physical Therapy Inc.	180,202	14,602
*	Reata Pharmaceuticals Inc. Class A	382,489	14,531
*	DICE Therapeutics Inc.	452,252	14,110
*	Replimune Group Inc.	518,601	14,106
*	Recursion Pharmaceuticals Inc. Class A	1,804,568	13,913
*	Schrodinger Inc.	739,235	13,816
*	ImmunoGen Inc.	2,776,483	13,771
*	NextGen Healthcare Inc.	729,503	13,700
*	Alignment Healthcare Inc.	1,130,946	13,300
*	uniQure NV	582,587	13,207
*	Immunovant Inc.	737,376	13,088
*	Cross Country Healthcare Inc.	476,316	12,656
*	Kymera Therapeutics Inc.	505,525	12,618
*	RadNet Inc.	654,233	12,319
*	Zentalis Pharmaceuticals Inc.	607,654	12,238
*	Alphatec Holdings Inc.	989,308	12,218
*	Ventyx Biosciences Inc.	369,847	12,127
*	Biohaven Ltd.	873,538	12,125
*	Enanta Pharmaceuticals Inc.	259,365	12,066
*	Imago Biosciences Inc.	332,678	11,960
*	Avid Bioservices Inc.	861,042	11,857
*	REGENXBIO Inc.	519,535	11,783
*	Iovance Biotherapeutics Inc.	1,834,181	11,720
*	Figs Inc. Class A	1,737,066	11,690
	LeMaitre Vascular Inc.	252,995	11,643
*	Adaptive Biotechnologies Corp.	1,522,958	11,635
*	Arcellx Inc.	371,201	11,500
*	Varex Imaging Corp.	565,375	11,477
*	Innoviva Inc.	865,017	11,461
	National HealthCare Corp.	192,068	11,428
*	Sotera Health Co.	1,370,801	11,419
*	CryoPort Inc.	656,951	11,398
*,1	Roivant Sciences Ltd.	1,420,197	11,347
*	Aclaris Therapeutics Inc.	717,242	11,297
*	UFP Technologies Inc.	95,669	11,278
*	Fate Therapeutics Inc.	1,105,732	11,157
*	Geron Corp.	4,599,719	11,131
*	Provention Bio Inc.	1,052,768	11,128
*,1	Novavax Inc.	1,074,451	11,045
*	Cytek Biosciences Inc.	1,079,228	11,019
	Mesa Laboratories Inc.	66,187	11,001
*	Keros Therapeutics Inc.	228,857	10,990
*	Bridgebio Pharma Inc.	1,436,101	10,943
*	Deciphera Pharmaceuticals Inc.	663,511	10,875
*	Verve Therapeutics Inc.	560,250	10,841
	Atrion Corp.	19,033	10,648
*	Crinetics Pharmaceuticals Inc.	578,127	10,580
*	Cutera Inc.	238,966	10,567
*	Kura Oncology Inc.	848,398	10,529
*	Cogent Biosciences Inc.	901,832	10,425
*	Morphic Holding Inc.	389,287	10,413
*,1	Nuvalent Inc. Class A	349,228	10,400
*	Inhibrx Inc.	419,159	10,328
*,1	Altimmune Inc.	627,463	10,322
*	Hims & Hers Health Inc.	1,587,419	10,175
*	Ideaya Biosciences Inc.	559,961	10,174
		Shares	Market Value• ($000)
*	Treace Medical Concepts Inc.	439,183	10,097
*,1	Anavex Life Sciences Corp.	1,085,866	10,055
*	Collegium Pharmaceutical Inc.	422,377	9,799
*	ADMA Biologics Inc.	2,511,074	9,743
*	American Well Corp. Class A	3,402,912	9,630
*	Cerus Corp.	2,534,641	9,251
*	Pliant Therapeutics Inc.	473,006	9,143
*	Enhabit Inc.	693,881	9,131
*	Viking Therapeutics Inc.	953,278	8,961
*	AnaptysBio Inc.	287,536	8,911
*,1	23andMe Holding Co.	4,063,703	8,778
*,1	Theravance Biopharma Inc.	781,197	8,765
*	Editas Medicine Inc. Class A	981,419	8,705
*	ViewRay Inc.	1,915,577	8,582
*	BioLife Solutions Inc.	468,339	8,524
*	CareDx Inc.	747,032	8,524
*	Heska Corp.	136,679	8,496
*	Agenus Inc.	3,517,436	8,442
	Simulations Plus Inc.	226,201	8,272
*	Health Catalyst Inc.	772,328	8,210
*	Allakos Inc.	972,869	8,192
*	Day One Biopharmaceuticals Inc.	379,627	8,170
*	CTI BioPharma Corp.	1,346,944	8,095
*	4D Molecular Therapeutics Inc.	364,332	8,092
*	Fulgent Genetics Inc.	271,560	8,087
*	Castle Biosciences Inc.	342,026	8,051
*	OrthoPediatrics Corp.	202,654	8,051
*	Cardiovascular Systems Inc.	587,746	8,005
*	Allogene Therapeutics Inc.	1,267,523	7,973
*	Alector Inc.	851,135	7,856
*,1	Point Biopharma Global Inc.	1,067,736	7,784
*	EQRx Inc.	3,159,294	7,772
*	Arcutis Biotherapeutics Inc.	522,701	7,736
*	Ardelyx Inc.	2,703,765	7,706
*	HealthStream Inc.	309,485	7,688
*	DocGo Inc.	1,085,029	7,671
*	AngioDynamics Inc.	556,713	7,666
*,1	Agiliti Inc.	465,135	7,586
	National Research Corp.	202,480	7,552
*	Community Health Systems Inc.	1,740,344	7,518
*,1	ImmunityBio Inc.	1,473,170	7,469
*	Coherus Biosciences Inc.	932,328	7,384
*	Emergent BioSolutions Inc.	619,312	7,314
*	Brookdale Senior Living Inc.	2,643,357	7,216
*	Seres Therapeutics Inc.	1,286,235	7,203
*	OPKO Health Inc.	5,731,590	7,164
*	Protagonist Therapeutics Inc.	653,981	7,135
*	Bluebird Bio Inc.	1,028,020	7,114
*	Surmodics Inc.	208,303	7,107
*	Cymabay Therapeutics Inc.	1,121,963	7,035
*	Artivion Inc.	578,425	7,011
*	Mersana Therapeutics Inc.	1,187,364	6,958
*,1	Lyell Immunopharma Inc.	2,004,990	6,957
*,1	Sharecare Inc.	4,273,284	6,837
*	MaxCyte Inc.	1,244,454	6,795
*	Cara Therapeutics Inc.	632,487	6,793
*,1	Paragon 28 Inc.	352,712	6,740
*	iTeos Therapeutics Inc.	343,666	6,712
*	Mirum Pharmaceuticals Inc.	336,408	6,560
*	Accolade Inc.	838,231	6,530
*	Quanterix Corp.	469,706	6,505
*	LifeStance Health Group Inc.	1,300,434	6,424
*,1	Senseonics Holdings Inc.	6,196,872	6,383
*	Nurix Therapeutics Inc.	580,325	6,372
*	Compass Therapeutics Inc.	1,266,874	6,372
*	Anika Therapeutics Inc.	213,140	6,309
*	ANI Pharmaceuticals Inc.	155,504	6,256

19

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Sorrento Therapeutics Inc.	7,008,150	6,209
*	Orthofix Medical Inc.	297,757	6,113
*	Nektar Therapeutics Class A	2,687,669	6,074
*	Inogen Inc.	304,349	5,999
*	Axogen Inc.	600,828	5,996
*	Vanda Pharmaceuticals Inc.	810,047	5,986
*	AVEO Pharmaceuticals Inc.	395,349	5,910
*,1	Bionano Genomics Inc.	4,033,356	5,889
*	Sangamo Therapeutics Inc.	1,844,692	5,792
*	WaVe Life Sciences Ltd.	823,599	5,765
*,1	Bioxcel Therapeutics Inc.	268,317	5,763
*	Intercept Pharmaceuticals Inc.	465,145	5,754
*	Kiniksa Pharmaceuticals Ltd. Class A	380,539	5,700
*	RAPT Therapeutics Inc.	284,800	5,639
*,1	Invitae Corp.	2,975,217	5,534
*	Definitive Healthcare Corp. Class A	503,183	5,530
*	SI-BONE Inc.	404,049	5,495
*	Arcturus Therapeutics Holdings Inc.	319,530	5,419
*	Esperion Therapeutics Inc.	869,080	5,414
*	Kezar Life Sciences Inc.	760,897	5,357
*	89bio Inc.	410,950	5,231
*	Atea Pharmaceuticals Inc.	1,087,281	5,230
*	2seventy bio Inc.	553,419	5,186
*	SomaLogic Inc.	2,058,009	5,166
*	Harrow Health Inc.	347,278	5,126
*	Inovio Pharmaceuticals Inc.	3,282,406	5,121
*,1	Edgewise Therapeutics Inc.	566,256	5,062
*	Sutro Biopharma Inc.	626,246	5,060
*	MacroGenics Inc.	743,901	4,992
*	Aldeyra Therapeutics Inc.	712,996	4,962
*	GoodRx Holdings Inc. Class A	1,046,902	4,879
*	OmniAb Inc.	1,340,564	4,826
	Utah Medical Products Inc.	47,798	4,805
*	OraSure Technologies Inc.	996,408	4,803
*	Caribou Biosciences Inc.	762,009	4,785
*	PDS Biotechnology Corp.	361,426	4,771
*	Scholar Rock Holding Corp.	524,138	4,743
*,1	Butterfly Network Inc.	1,924,724	4,735
*,1	Sana Biotechnology Inc.	1,197,596	4,730
*	Albireo Pharma Inc.	218,451	4,721
*,1	BioAtla Inc.	560,208	4,622
*	Computer Programs & Systems Inc.	169,020	4,601
*	Apollo Endosurgery Inc.	461,363	4,600
*	MiMedx Group Inc.	1,654,295	4,599
*	NanoString Technologies Inc.	572,249	4,561
*	Sight Sciences Inc.	369,784	4,515
*	Eagle Pharmaceuticals Inc.	150,943	4,412
*	Atara Biotherapeutics Inc.	1,327,590	4,354
*,1	Liquidia Corp.	683,232	4,352
*	Tactile Systems Technology Inc.	377,201	4,330
	Phibro Animal Health Corp. Class A	322,308	4,322
*,1	Clover Health Investments Corp. Class A	4,582,929	4,260
	Zynex Inc.	305,955	4,256
*,1	ARS Pharmaceuticals Inc.	496,792	4,238
*	Pennant Group Inc.	385,879	4,237
*	Pulmonx Corp.	500,068	4,216
*,1	Design Therapeutics Inc.	404,935	4,155
*	OptimizeRx Corp.	246,272	4,137
*	Tarsus Pharmaceuticals Inc.	279,975	4,104
*	Dyne Therapeutics Inc.	344,550	3,993
*	Codexis Inc.	856,141	3,990
*,1	Ocugen Inc.	3,048,371	3,963
*	Poseida Therapeutics Inc. Class A	746,109	3,954
*	Vera Therapeutics Inc. Class A	201,209	3,893
	SIGA Technologies Inc.	525,773	3,870
*	Adicet Bio Inc.	430,228	3,846
*	Evolus Inc.	509,710	3,828
		Shares	Market Value• ($000)
*	SeaSpine Holdings Corp.	457,572	3,821
*	Cullinan Oncology Inc.	360,618	3,805
*	Multiplan Corp.	3,282,555	3,775
*	Heron Therapeutics Inc.	1,499,093	3,748
*,1	Tango Therapeutics Inc.	515,719	3,739
*,1	Aerovate Therapeutics Inc.	126,478	3,706
*	Fulcrum Therapeutics Inc.	505,603	3,681
*,1	Erasca Inc.	853,079	3,677
*	PMV Pharmaceuticals Inc.	417,461	3,632
*	Rigel Pharmaceuticals Inc.	2,383,151	3,575
*	Concert Pharmaceuticals Inc.	605,393	3,535
*	Karyopharm Therapeutics Inc.	1,022,796	3,477
*	Janux Therapeutics Inc.	261,422	3,443
*	CareMax Inc.	936,502	3,418
*	PetIQ Inc. Class A	363,235	3,349
*	Allovir Inc.	652,253	3,346
*	Kodiak Sciences Inc.	463,976	3,322
*	Actinium Pharmaceuticals Inc.	310,022	3,302
*,1	Entrada Therapeutics Inc.	243,189	3,288
*	Cano Health Inc.	2,367,552	3,244
*	ALX Oncology Holdings Inc.	287,458	3,240
*	C4 Therapeutics Inc.	549,165	3,240
*	Ocular Therapeutix Inc.	1,151,625	3,236
*	Nuvation Bio Inc.	1,678,606	3,223
*,1	Arbutus Biopharma Corp.	1,361,084	3,171
*	Monte Rosa Therapeutics Inc.	413,062	3,143
*	CinCor Pharma Inc.	251,839	3,095
*	Gritstone bio Inc.	873,606	3,014
*	Stoke Therapeutics Inc.	323,400	2,985
*	Annexon Inc.	574,722	2,971
*	Seer Inc. Class A	506,939	2,940
*	G1 Therapeutics Inc.	526,116	2,857
*	Terns Pharmaceuticals Inc.	279,093	2,841
*	Lexicon Pharmaceuticals Inc.	1,464,903	2,798
*	Phathom Pharmaceuticals Inc.	244,807	2,747
*	HilleVax Inc.	164,186	2,747
*	Joint Corp.	196,308	2,744
*	Amneal Pharmaceuticals Inc.	1,376,868	2,740
*	Accuray Inc.	1,309,650	2,737
*	Zimvie Inc.	291,347	2,721
*	NGM Biopharmaceuticals Inc.	541,140	2,717
*,1	Assertio Holdings Inc.	629,897	2,709
*,1	Cabaletta Bio Inc.	280,645	2,596
*	Neuronetics Inc.	377,933	2,596
*	Astria Therapeutics Inc.	173,780	2,588
*	Alpine Immune Sciences Inc.	350,072	2,573
	iRadimed Corp.	90,245	2,553
*	ORIC Pharmaceuticals Inc.	432,035	2,545
*,1	Cue Health Inc.	1,223,161	2,532
*	RxSight Inc.	196,669	2,492
*	Nkarta Inc.	413,006	2,474
*	Y-mAbs Therapeutics Inc.	483,357	2,359
*,1	Aadi Bioscience Inc.	183,226	2,351
*	Generation Bio Co.	591,805	2,326
*	Organogenesis Holdings Inc. Class A	863,899	2,324
*,1	Gossamer Bio Inc.	1,064,383	2,310
*	Merrimack Pharmaceuticals Inc.	200,656	2,300
*,1	CorMedix Inc.	538,329	2,272
*	Akoya Biosciences Inc.	237,203	2,270
*	Semler Scientific Inc.	68,412	2,258
*	Avita Medical Inc.	339,975	2,244
*	Voyager Therapeutics Inc.	367,267	2,240
*	Puma Biotechnology Inc.	529,033	2,238
*	Berkeley Lights Inc.	833,539	2,234
*,2	PDL BioPharma Inc.	1,757,467	2,214
*,1	Beyond Air Inc.	340,359	2,209
*,1	Zomedica Corp.	13,497,669	2,200

20

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Xeris Biopharma Holdings Inc.	1,642,268	2,184
*	InfuSystem Holdings Inc.	251,318	2,181
*	ClearPoint Neuro Inc.	257,344	2,180
*	Vigil Neuroscience Inc.	172,520	2,156
*	Aura Biosciences Inc.	203,422	2,136
*	Savara Inc.	1,365,619	2,117
*,1	IGM Biosciences Inc.	122,673	2,087
*,1	Quantum-Si Inc.	1,131,983	2,072
*,1	Prime Medicine Inc.	111,084	2,064
*	Biomea Fusion Inc.	239,984	2,023
*,1	Omeros Corp.	885,631	2,002
*	Lineage Cell Therapeutics Inc.	1,707,356	1,998
*	Selecta Biosciences Inc.	1,745,062	1,972
*,1	Alaunos Therapeutics Inc.	3,031,717	1,968
*,1	KemPharm Inc.	427,732	1,963
*	Celcuity Inc.	138,979	1,947
*	Precigen Inc.	1,279,711	1,945
*	Chimerix Inc.	1,045,094	1,944
*	Icosavax Inc.	238,487	1,894
*,1	Summit Therapeutics Inc.	444,791	1,890
*	CVRx Inc.	102,172	1,875
*	PepGen Inc.	138,827	1,856
*	KalVista Pharmaceuticals Inc.	274,204	1,854
*,1	Omega Therapeutics Inc.	322,195	1,840
*,1	Marinus Pharmaceuticals Inc.	461,990	1,839
*	F-star Therapeutics Inc.	285,564	1,805
*,1	Innovage Holding Corp.	247,177	1,775
*	GlycoMimetics Inc.	583,568	1,768
*	Frequency Therapeutics Inc.	444,105	1,710
*	Foghorn Therapeutics Inc.	267,245	1,705
[1]	ProPhase Labs Inc.	176,300	1,698
*,1	Vaxart Inc.	1,762,495	1,694
*	Sesen Bio Inc.	2,671,362	1,628
*,1	Humacyte Inc.	770,077	1,625
*	Tabula Rasa HealthCare Inc.	322,952	1,599
*	KORU Medical Systems Inc.	441,655	1,577
*,1	Evelo Biosciences Inc.	971,999	1,565
*	Century Therapeutics Inc.	299,597	1,537
*	FONAR Corp.	90,773	1,520
*	Athira Pharma Inc.	457,702	1,451
*,1	Citius Pharmaceuticals Inc.	1,818,366	1,436
*,1	Outlook Therapeutics Inc.	1,321,422	1,427
*	Anixa Biosciences Inc.	334,894	1,423
*	Harvard Bioscience Inc.	512,450	1,419
*,1	CEL - SCI Corp.	599,637	1,409
*,1	Absci Corp.	667,634	1,402
*	Akebia Therapeutics Inc.	2,412,371	1,392
*	Rallybio Corp.	211,872	1,392
*	Sensus Healthcare Inc.	184,456	1,369
*	Tela Bio Inc.	118,519	1,363
*	CytomX Therapeutics Inc.	845,126	1,352
*	Opiant Pharmaceuticals Inc.	65,865	1,336
*	Stereotaxis Inc.	639,523	1,324
*	Kinnate Biopharma Inc.	215,647	1,315
*	Capricor Therapeutics Inc.	340,382	1,314
*	Singular Genomics Systems Inc.	649,099	1,305
*,1	Mind Medicine MindMed Inc.	578,200	1,272
*,1	Paratek Pharmaceuticals Inc.	676,071	1,264
*,1	Bioventus Inc. Class A	483,525	1,262
*	XOMA Corp.	68,353	1,258
*,1	MediciNova Inc.	610,232	1,251
*	ChromaDex Corp.	743,337	1,249
*,1	Optinose Inc.	666,264	1,233
*	Relmada Therapeutics Inc.	352,855	1,231
*,1	DarioHealth Corp.	280,481	1,200
*,1	Mallinckrodt plc	154,800	1,200
*	EyePoint Pharmaceuticals Inc.	342,542	1,199
		Shares	Market Value• ($000)
*	Nautilus Biotechnology Inc. Class A	663,291	1,194
*,1	VolitionRX Ltd.	490,275	1,191
*	Matinas BioPharma Holdings Inc.	2,361,667	1,181
*	Praxis Precision Medicines Inc.	491,769	1,170
*,1	Ovid therapeutics Inc.	623,099	1,159
*	Inotiv Inc.	230,336	1,138
*	Cue Biopharma Inc.	398,742	1,136
*,1	Asensus Surgical Inc. Class A	3,248,502	1,128
*	Standard BioTools Inc.	962,596	1,126
*,1	Co-Diagnostics Inc.	444,776	1,121
*,1	Invivyd Inc.	747,479	1,121
*	Durect Corp.	319,553	1,106
*,1	Tyra Biosciences Inc.	144,249	1,096
*,1	Acumen Pharmaceuticals Inc.	202,857	1,095
*,1	Celularity Inc. Class A	843,244	1,088
*,1	Inmune Bio Inc.	168,011	1,065
*	Rezolute Inc.	512,314	1,060
*,1	Vicarious Surgical Inc. Class A	522,154	1,055
*,1	ProKidney Corp. Class A	152,313	1,045
*,1	GreenLight Biosciences Holdings PBC	883,942	1,043
*	Electromed Inc.	98,146	1,030
*	Prelude Therapeutics Inc.	169,409	1,023
*,1	Verastem Inc.	2,509,284	1,010
*	Personalis Inc.	509,185	1,008
*	Sanara Medtech Inc.	22,082	1,005
*,1	Seelos Therapeutics Inc.	1,478,231	1,004
*	Olema Pharmaceuticals Inc.	409,315	1,003
*	Precision BioSciences Inc.	832,086	990
*	Apyx Medical Corp.	419,208	981
*	Sema4 Holdings Corp.	3,699,996	976
*,1	Vor BioPharma Inc.	144,673	962
*,1	Annovis Bio Inc.	71,015	954
*,1	Lyra Therapeutics Inc.	301,686	947
*	Streamline Health Solutions Inc.	583,466	922
*,1	Sonendo Inc.	325,129	920
*,1	Immuneering Corp. Class A	187,576	910
*	Pieris Pharmaceuticals Inc.	872,701	908
*	Kronos Bio Inc.	553,029	896
*	Enzo Biochem Inc.	625,128	894
*	CytoSorbents Corp.	575,510	892
*	Atossa Therapeutics Inc.	1,686,157	891
*,1	Eton Pharmaceuticals Inc.	311,427	872
*	scPharmaceuticals Inc.	121,592	872
*	Genprex Inc.	598,971	868
*	Shattuck Labs Inc.	376,968	867
*,1	Vapotherm Inc.	318,785	861
*	Spectrum Pharmaceuticals Inc.	2,285,849	842
*,1	Greenwich Lifesciences Inc.	54,752	832
*,1	Vaxxinity Inc. Class A	591,400	828
*	Cardiff Oncology Inc.	590,707	827
*	Rain Oncology Inc.	102,983	824
*	Dare Bioscience Inc.	957,694	795
*	Taysha Gene Therapies Inc.	350,960	793
*,1	Ocuphire Pharma Inc.	224,507	793
*	Clearside Biomedical Inc.	697,789	782
*,1	Ikena Oncology Inc.	293,165	780
*	aTyr Pharma Inc.	353,286	774
*,1	Talkspace Inc.	1,259,130	768
*,1	Galectin Therapeutics Inc.	670,160	757
*,1	Theseus Pharmaceuticals Inc.	151,357	754
*	Graphite Bio Inc.	220,289	731
*	Larimar Therapeutics Inc.	174,782	722
*,1	Miromatrix Medical Inc.	241,350	722
*	Adverum Biotechnologies Inc.	1,242,292	720
*	XBiotech Inc.	204,329	717
*	Societal CDMO Inc.	475,520	709
*,1	VBI Vaccines Inc.	1,791,245	701

21

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Infinity Pharmaceuticals Inc.	1,260,434	700
*,1	Oncology Institute Inc.	416,082	687
*	Assembly Biosciences Inc.	520,411	677
*	Homology Medicines Inc.	535,943	675
*,1	Spero Therapeutics Inc.	387,768	671
*,1	TherapeuticsMD Inc.	119,900	670
*,1	BrainStorm Cell Therapeutics Inc.	406,237	666
*,1	Alzamend Neuro Inc.	1,178,178	666
*,1	Rani Therapeutics Holdings Inc. Class A	110,975	655
*	Fortress Biotech Inc.	985,656	646
*	Trevi Therapeutics Inc.	331,266	639
*	Eiger BioPharmaceuticals Inc.	540,723	638
*,1	Forian Inc.	229,226	626
*,1	DermTech Inc.	353,129	625
*	Oncternal Therapeutics Inc.	621,232	621
*,1	Third Harmonic Bio Inc.	143,047	615
*,1	Sonida Senior Living Inc.	48,661	608
*	Passage Bio Inc.	439,575	607
*	Lantern Pharma Inc.	99,265	600
*	Augmedix Inc.	383,326	598
*	Pardes Biosciences Inc. Class A	349,795	591
*	Orgenesis Inc.	300,650	586
*	iCAD Inc.	319,228	584
*,1	P3 Health Partners Inc.	316,194	582
*,1	Curis Inc.	1,054,023	580
*	AN2 Therapeutics Inc.	60,179	573
*,1	Reviva Pharmaceuticals Holdings Inc.	134,091	570
*	Biomerica Inc.	168,196	563
*	Great Elm Group Inc.	274,947	555
*	IsoRay Inc.	2,235,035	552
*	Pear Therapeutics Inc.	468,131	552
*	Instil Bio Inc.	874,673	551
*,1	SELLAS Life Sciences Group Inc.	227,617	537
*,1	SmileDirectClub Inc. Class A	1,523,499	537
*	enVVeno Medical Corp.	104,365	532
*,1	Pulse Biosciences Inc.	191,051	529
*,1	Owlet Inc.	923,752	516
*,1	PAVmed Inc.	1,071,449	514
*	X4 Pharmaceuticals Inc.	516,003	512
*	Jounce Therapeutics Inc.	454,255	504
*,1	Syros Pharmaceuticals Inc.	140,119	503
*,1	Akumin Inc.	695,610	500
*	Lipocine Inc.	1,262,810	485
*	Verrica Pharmaceuticals Inc.	176,422	485
*,1	Moleculin Biotech Inc.	454,705	482
*,1	Hyperfine Inc. Class A	566,997	476
*	Synlogic Inc.	624,203	474
*	Inozyme Pharma Inc.	451,660	474
*,1	Disc Medicine Inc. Class A	23,840	474
*	MyMD Pharmaceuticals Inc.	410,666	472
*	Eledon Pharmaceuticals Inc.	201,259	467
*,1	SCYNEXIS Inc.	298,545	466
*,1	NRX Pharmaceuticals Inc.	413,681	459
*,1	Immunic Inc.	327,341	458
*,1	Black Diamond Therapeutics Inc.	252,352	454
*	Eyenovia Inc.	277,888	453
*	AquaBounty Technologies Inc.	580,668	444
*,1	Checkpoint Therapeutics Inc.	86,229	441
*	Surface Oncology Inc.	536,790	440
*	TCR2 Therapeutics Inc.	439,478	439
	AirSculpt Technologies Inc.	115,114	426
*	Mustang Bio Inc.	1,071,517	423
*	Bright Green Corp.	899,476	422
*	Aveanna Healthcare Holdings Inc.	538,008	420
*	Cidara Therapeutics Inc.	553,136	418
*	Alpha Teknova Inc.	73,641	415
*	Retractable Technologies Inc.	246,784	405
		Shares	Market Value• ($000)
*	ImmuCell Corp.	65,129	399
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*	Xilio Therapeutics Inc.	147,846	398
*,1	BioCardia Inc.	189,240	396
*	LENSAR Inc.	133,235	394
*	Viracta Therapeutics Inc.	269,120	393
*	Tracon Pharmaceuticals Inc.	262,772	392
*	IMARA Inc.	95,490	391
*,1	Kala Pharmaceuticals Inc.	10,196	389
	Psychemedics Corp.	78,306	387
*,1	Leap Therapeutics Inc.	851,630	383
*	Protara Therapeutics Inc.	140,668	377
*,1	Accelerate Diagnostics Inc.	532,865	376
*	Aquestive Therapeutics Inc.	406,694	367
*	Avrobio Inc.	514,604	367
*	Avalo Therapeutics Inc.	72,041	367
*	DiaMedica Therapeutics Inc.	228,620	361
*,1	Impel Pharmaceuticals Inc.	96,137	361
*,1	MEI Pharma Inc.	1,465,882	357
*,1	Adamis Pharmaceuticals Corp.	2,106,353	357
*	Oncocyte Corp.	1,101,689	354
*,1	Conformis Inc.	104,898	348
*,1	Exagen Inc.	141,951	341
*,1	Microbot Medical Inc.	113,404	341
*	Tenaya Therapeutics Inc.	168,816	339
*	CareCloud Inc.	119,857	337
*	Kewaunee Scientific Corp.	21,503	334
*,1	Delcath Systems Inc.	92,570	333
*	IRIDEX Corp.	164,113	330
*,1	Senti Biosciences Inc. Class A	232,999	329
*	Hepion Pharmaceuticals Inc.	1,090,743	327
*	ARCA biopharma Inc.	138,329	326
*,1	Zynerba Pharmaceuticals Inc.	604,155	320
*	Acutus Medical Inc.	278,220	320
*	BioVie Inc. Class A	41,228	320
*	Solid Biosciences Inc.	58,895	317
*,1	Atreca Inc. Class A	393,228	315
*	Milestone Scientific Inc.	644,153	309
*	Cyclerion Therapeutics Inc.	469,816	308
*,1	Novan Inc.	210,175	307
*	Corvus Pharmaceuticals Inc.	356,806	303
*	Satsuma Pharmaceuticals Inc.	337,139	303
*,1	Aspira Women's Health Inc.	903,574	301
*	Champions Oncology Inc.	65,914	297
*	Palatin Technologies Inc.	115,668	296
*,1	Science 37 Holdings Inc.	710,569	295
*	Eliem Therapeutics Inc.	80,918	290
*,1	Clene Inc.	288,568	289
*	NextCure Inc.	201,781	285
*	Aeglea BioTherapeutics Inc.	632,341	284
*,1	NightHawk Biosciences Inc.	352,600	284
*	TFF Pharmaceuticals Inc.	268,770	282
*,1	Immunome Inc.	125,570	276
*	Achieve Life Sciences Inc.	109,676	271
*	Equillium Inc.	242,412	267
*	CASI Pharmaceuticals Inc.	150,870	264
*,1	Applied DNA Sciences Inc.	156,293	259
*	Sio Gene Therapies Inc.	594,154	258
*,1	Lannett Co. Inc.	492,690	257
*	Hookipa Pharma Inc.	315,524	256
*	Werewolf Therapeutics Inc.	123,549	253
*,1	RVL Pharmaceuticals plc	224,896	252
*	Dominari Holdings Inc.	77,687	252
	Catalyst Biosciences Inc.	475,977	251
*,1	VistaGen Therapeutics Inc.	2,422,862	250
*	Biotricity Inc.	551,341	248
*	GT Biopharma Inc.	276,175	247

22

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Pro-Dex Inc.	15,739	246
*,1	Biora Therapeutics Inc.	1,858,081	245
*	Neoleukin Therapeutics Inc.	478,838	244
*,1	Candel Therapeutics Inc.	134,169	240
*	ATI Physical Therapy Inc.	783,081	239
*	Aligos Therapeutics Inc.	247,246	236
*	Decibel Therapeutics Inc.	114,519	235
*,1	AcelRx Pharmaceuticals Inc.	103,830	235
*	Reneo Pharmaceuticals Inc.	99,626	232
*	Marker Therapeutics Inc.	871,377	230
*,1	Edesa Biotech Inc.	106,260	230
*,1	Enochian Biosciences Inc.	222,701	229
*,1,2	Palisade Bio Inc. CVR	238,902	229
*	Idera Pharmaceuticals Inc.	645,880	226
*	Harpoon Therapeutics Inc.	308,935	224
*	Aravive Inc.	167,133	221
*	Predictive Oncology Inc.	713,603	219
*	Nemaura Medical Inc.	126,682	215
*,1	Ekso Bionics Holdings Inc.	179,455	214
*,1	Longeveron Inc.	65,090	210
*	UNITY Biotechnology Inc.	75,651	207
*,1	Invacare Corp.	491,296	206
*	Bolt Biotherapeutics Inc.	157,452	205
*,1	Pyxis Oncology Inc.	151,557	203
*	9 Meters Biopharma Inc.	161,178	203
*	Galera Therapeutics Inc.	135,764	202
*	SAB Biotherapeutics Inc.	340,547	201
*	American Shared Hospital Services	68,206	200
*,1	HeartBeam Inc.	40,926	200
*	vTv Therapeutics Inc. Class A	305,107	199
*	Precipio Inc.	352,910	196
*	Applied Therapeutics Inc.	253,865	193
*,1	AIM ImmunoTech Inc.	620,229	193
*,1	Corbus Pharmaceuticals Holdings Inc.	1,699,791	188
*	Cumberland Pharmaceuticals Inc.	83,119	187
*	Molecular Templates Inc.	566,562	186
*	Strata Skin Sciences Inc.	235,454	186
*	ElectroCore Inc.	720,128	185
*,1	Eargo Inc.	321,997	185
*,1	Aptevo Therapeutics Inc.	78,792	183
*	Magenta Therapeutics Inc.	460,025	182
*,1	GeoVax Labs Inc.	288,573	182
*,1	Soligenix Inc.	401,456	181
*	SQZ Biotechnologies Co.	241,040	178
*	Vincerx Pharma Inc.	173,353	177
*,1	Apexigen Inc.	253,880	175
*,1	Sientra Inc.	850,986	173
*	Five Star Senior Living Inc.	313,246	172
*,1	NanoViricides Inc.	154,515	172
*,1	Abeona Therapeutics Inc.	55,430	171
*,1	BioSig Technologies Inc.	404,305	170
*,1	Regulus Therapeutics Inc.	120,151	165
*,1	UpHealth Inc.	98,562	161
*,1	Biodesix Inc.	69,381	160
*,1	Surrozen Inc.	271,911	158
*	Athenex Inc.	1,065,158	157
*	Talaris Therapeutics Inc.	150,349	153
*	Aridis Pharmaceuticals Inc.	129,177	152
*,1	Lumos Pharma Inc.	42,183	152
*	Onconova Therapeutics Inc.	236,656	152
*	PharmaCyte Biotech Inc.	52,078	152
*,1	Tonix Pharmaceuticals Holding Corp.	390,650	152
*,1	Acer Therapeutics Inc.	59,740	150
*,1	Calithera Biosciences Inc.	46,118	150
*,1	Forte Biosciences Inc.	149,084	149
*,1	Organovo Holdings Inc.	104,510	148
*	Diffusion Pharmaceuticals Inc.	28,978	148
		Shares	Market Value• ($000)
*	Alimera Sciences Inc.	53,735	146
*	Sensei Biotherapeutics Inc.	97,704	146
*	Aptinyx Inc. Class A	491,707	144
*,1	Quince Therapeutics Inc.	225,638	144
*	Bio-Path Holdings Inc.	95,129	144
*,1	Oragenics Inc.	1,366,133	144
*	AgeX Therapeutics Inc.	259,263	143
*,1	Lisata Therapeutics Inc.	56,770	141
*	NeuroMetrix Inc.	95,051	140
*,1	Clever Leaves Holdings Inc.	441,494	136
*	Cocrystal Pharma Inc.	70,301	136
*	Dyadic International Inc.	109,245	134
*	Cyteir Therapeutics Inc.	81,271	134
*	Trevena Inc.	92,520	132
*,1	IsoPlexis Corp.	84,250	131
*	Aileron Therapeutics Inc.	55,413	131
*	Rapid Micro Biosystems Inc. Class A	113,865	129
*	Bellerophon Therapeutics Inc.	142,168	128
*	Nutriband Inc.	35,226	128
*	NeuroPace Inc.	85,532	127
*	Cognition Therapeutics Inc.	59,706	125
*,2	Strongbridge Biopharma plc CVR	687,671	125
*	Vaccinex Inc.	188,819	124
*	Surgalign Holdings Inc.	63,170	124
*	Better Therapeutics Inc.	108,736	122
*,1	Rockwell Medical Inc.	120,130	122
*,1	Acorda Therapeutics Inc.	158,319	121
*	cbdMD Inc.	530,063	120
*,1	Immix Biopharma Inc.	52,378	120
*,1	Codex DNA Inc.	93,832	117
*	Biocept Inc.	218,129	116
*,1	Spruce Biosciences Inc.	104,176	115
*	Gelesis Holdings Inc.	394,032	114
*	Cellectar Biosciences Inc.	65,482	112
*,1	VYNE Therapeutics Inc.	739,347	111
*,1	Biofrontera Inc.	120,938	111
*	Vivos Therapeutics Inc.	274,607	110
*	Imunon Inc.	79,721	108
*	Monopar Therapeutics Inc.	45,167	107
*	PetVivo Holdings Inc.	53,055	106
*	Pulmatrix Inc.	26,977	105
*	ENDRA Life Sciences Inc.	25,738	105
*	Vivani Medical Inc.	122,616	104
*,1	Cyclo Therapeutics Inc.	71,160	101
*,1	Chembio Diagnostics Inc.	457,104	100
*,1	Minerva Neurosciences Inc.	63,041	100
*,1	Athersys Inc.	118,213	99
*,1	Soleno Therapeutics Inc.	49,939	99
*	Tempest Therapeutics Inc.	84,814	98
*,1	Nuvectis Pharma Inc.	12,933	97
*,1	Jasper Therapeutics Inc.	201,831	96
*	Rubius Therapeutics Inc.	554,320	95
*	Applied Molecular Transport Inc.	222,651	94
*	Codiak Biosciences Inc.	236,847	94
*,1	Jaguar Health Inc.	1,078,648	94
*,1	Talis Biomedical Corp.	209,508	93
*,1	Tenon Medical Inc.	58,003	92
*	Longboard Pharmaceuticals Inc.	28,242	89
*	Theriva Biologics Inc.	194,494	88
*	Axcella Health Inc.	261,417	86
*,1	IN8bio Inc.	36,579	84
*,1	Humanigen Inc.	683,489	82
*,1	Lexaria Bioscience Corp.	33,329	82
*	Pasithea Therapeutics Corp.	121,007	79
*	MiNK Therapeutics Inc.	30,617	79
*	Evoke Pharma Inc.	29,851	79
*	MSP Recovery Inc.	49,098	79

23

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Avinger Inc.	70,689	76
*	NanoVibronix Inc.	290,282	73
*	TScan Therapeutics Inc.	44,185	72
*	NeuBase Therapeutics Inc.	362,828	69
*	Angion Biomedica Corp.	85,551	69
*,1	Venus Concept Inc.	211,571	68
*,1	Bellicum Pharmaceuticals Inc.	92,861	67
*,1	Titan Pharmaceuticals Inc.	82,051	64
*	Processa Pharmaceuticals Inc.	58,161	64
*,1	Aytu BioPharma Inc.	338,897	64
*,1	Artelo Biosciences Inc.	22,022	64
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,1	OpGen Inc.	444,949	63
*	Plus Therapeutics Inc.	195,469	62
*,1	Yield10 Bioscience Inc.	37,036	61
*,1	T2 Biosystems Inc.	43,087	61
*	Aprea Therapeutics Inc.	187,502	60
*,1	Biolase Inc.	92,558	60
*,1	Eterna Therapeutics Inc.	18,551	60
*	Navidea Biopharmaceuticals Inc.	276,491	58
*,1	Cyclacel Pharmaceuticals Inc.	86,949	58
*,1	Finch Therapeutics Group Inc.	120,966	58
*	Phio Pharmaceuticals Corp.	154,536	57
*,1	Oncorus Inc.	225,260	57
*,1	Synaptogenix Inc.	49,295	57
*	HCW Biologics Inc.	28,400	55
*,1	PLx Pharma Inc.	329,924	54
*,1	iBio Inc.	122,069	54
*,1	Comera Life Sciences Holdings Inc.	43,998	54
*	Protagenic Therapeutics Inc.	127,121	53
*	Aethlon Medical Inc.	190,657	52
*	Landos Biopharma Inc.	103,089	52
*	LogicMark Inc.	114,340	52
*,1	Kintara Therapeutics Inc.	7,563	52
*,1	180 Life Sciences Corp.	15,378	52
*	SunLink Health Systems Inc.	83,942	51
*	iSpecimen Inc.	36,786	51
*	eFFECTOR Therapeutics Inc.	117,573	50
*,1	Blue Water Vaccines Inc.	45,090	50
*	Armata Pharmaceuticals Inc.	39,831	49
*,1	Qualigen Therapeutics Inc.	37,070	49
*	Graybug Vision Inc.	96,878	48
*	Aziyo Biologics Inc. Class A	11,215	48
*	INVO BioScience Inc.	105,539	46
*	Virpax Pharmaceuticals Inc.	74,559	46
*,1	Petros Pharmaceuticals Inc.	19,791	46
*,1	Ontrak Inc.	121,862	45
*	Lucid Diagnostics Inc.	33,167	45
*	Context Therapeutics Inc.	67,463	45
*	Adial Pharmaceuticals Inc.	203,358	43
*	Dynatronics Corp.	106,438	42
*	ContraFect Corp.	423,968	41
*	SCWorx Corp.	103,826	41
*,1	Fresh Tracks Therapeutics Inc.	27,779	41
*,1	InVivo Therapeutics Holdings Corp.	16,946	40
*,1	Exicure Inc.	34,822	40
*	Elevation Oncology Inc.	41,265	39
*,1	Biorestorative Therapies Inc.	14,000	38
*	Eloxx Pharmaceuticals Inc.	20,636	37
*	Galecto Inc.	31,064	36
*	Regional Health Properties Inc.	10,499	35
*	Sera Prognostics Inc. Class A	28,789	35
*,1	SiNtx Technologies Inc.	3,626	35
*	Metacrine Inc.	74,962	34
*	Cohbar Inc.	20,231	34
*	Sigilon Therapeutics Inc.	95,157	33
*,1	Statera Biopharma Inc.	378,677	31
		Shares	Market Value• ($000)
*	Indaptus Therapeutics Inc.	21,151	30
*	Enveric Biosciences Inc.	14,425	30
*	Vyant Bio Inc.	42,140	30
*,1	Windtree Therapeutics Inc.	168,233	29
*,1	Calyxt Inc.	192,274	28
*	Xenetic Biosciences Inc.	96,982	28
*,2	Aduro Biotech Inc. CVR	150,581	28
*	Allied Healthcare Products Inc.	28,946	27
[1]	Kineta Inc.	4,184	27
*,1	Tricida Inc.	170,677	26
*,1	RA Medical Systems Inc.	4,346	26
*,1	Viveve Medical Inc.	60,344	25
*	Lixte Biotechnology Holdings Inc.	48,388	25
*	NexImmune Inc.	97,320	24
*,1	HTG Molecular Diagnostics Inc.	5,909	24
*	Salarius Pharmaceuticals Inc.	15,113	23
*	Creative Medical Technology Holdings Inc.	61,050	22
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1	PolarityTE Inc.	31,876	21
*,1	Sonnet BioTherapeutics Holdings Inc.	18,057	21
*,1	NovaBay Pharmaceuticals Inc.	10,673	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*	Tenax Therapeutics Inc.	173,801	19
*	Imac Holdings Inc.	86,602	17
*	Inhibikase Therapeutics Inc.	34,539	17
*,1	Agile Therapeutics Inc.	76,860	17
*,1	Timber Pharmaceuticals Inc.	9,376	16
*	Lucira Health Inc.	130,090	14
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*	Benitec Biopharma Inc.	74,773	13
*	Histogen Inc.	13,638	12
*,1	ReShape Lifesciences Inc.	1,768	12
*,1	NeuroOne Medical Technologies Corp.	8,689	10
*,1	Motus GI Holdings Inc.	11,481	10
*	Avenue Therapeutics Inc.	8,335	10
*	ThermoGenesis Holdings Inc.	2,709	9
*	Femasys Inc.	8,823	8
*,1	Palisade Bio Inc.	1,551	8
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*	Assure Holdings Corp.	28,036	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*	First Wave BioPharma Inc.	6,847	6
*,1	Ensysce Biosciences Inc.	7,520	6
*	Bluejay Diagnostics Inc.	15,899	5
*,1	Kiora Pharmaceuticals Inc.	1,499	5
*	Gain Therapeutics Inc.	1,694	5
*,1	Baudax Bio Inc.	1,458	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Virios Therapeutics Inc.	18,685	4
*,1	Minerva Surgical Inc.	19,180	4
*	Aditxt Inc.	3,385	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	F-star Therapeutics Inc. CVR	40,838	3
*	Star Equity Holdings Inc.	3,908	3
*	Ligand Pharmaceuticals Inc. Glucagon CVR Rights	395,811	2
*,2	Ligand Pharmaceuticals Inc. General CVR Rights	395,811	2
*,2	Ligand Pharmaceuticals Inc. Roche CVR Rights	395,811	2
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*	Intelligent Bio Solutions Inc.	11,850	2
*	Journey Medical Corp.	1,226	2
*,1	Acurx Pharmaceuticals Inc.	412	2
*	Allarity Therapeutics Inc.	6,925	2
*,1	Panbela Therapeutics Inc.	20,608	1
*	Healthcare Triangle Inc.	4,362	1
*,1	NeuroBo Pharmaceuticals Inc.	1,984	1
*,1	Revelation Biosciences Inc.	5,940	1
*,2	Ambit Biosciences Corp. CVR	22,388	—

24

Extended Market Index Fund
		Shares	Market Value• ($000)
*,2	Biosante Pharmaceuticals Inc. CVR	44,795	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
*	ABVC BioPharma Inc.	371	—
	Cryo-Cell International Inc.	77	—
*	RenovoRx Inc.	126	—
*,2	OmniAb Inc. (Earnout Shares)	166,008	—
*,1	NantHealth Inc.	64	—
*,1	Nuwellis Inc.	29	—
*	Disc Medicine Inc. CVR	238,398	—
			10,861,716
Industrials (15.7%)
*	Uber Technologies Inc.	27,213,675	672,994
	Ferguson plc	2,827,962	359,066
	Booz Allen Hamilton Holding Corp. Class A	1,795,607	187,677
	Hubbell Inc. Class B	727,638	170,762
	Carlisle Cos. Inc.	701,614	165,335
	AECOM	1,892,585	160,737
	Toro Co.	1,409,985	159,610
	Graco Inc.	2,274,805	153,003
*	Axon Enterprise Inc.	913,812	151,629
	TransUnion	2,606,039	147,893
*	Builders FirstSource Inc.	1,986,647	128,894
*	WillScot Mobile Mini Holdings Corp.	2,824,034	127,562
	AGCO Corp.	835,040	115,812
	Knight-Swift Transportation Holdings Inc. Class A	2,181,597	114,337
	Lincoln Electric Holdings Inc.	779,340	112,607
	Watsco Inc.	448,552	111,869
	HEICO Corp. Class A	919,932	110,254
	Owens Corning	1,260,223	107,497
	Regal Rexnord Corp.	892,873	107,127
	Tetra Tech Inc.	723,033	104,977
	Lennox International Inc.	435,652	104,221
	Fortune Brands Innovations Inc.	1,739,558	99,346
	KBR Inc.	1,846,374	97,489
*	Middleby Corp.	724,704	97,038
	Donaldson Co. Inc.	1,646,793	96,947
*	CACI International Inc. Class A	318,184	95,643
	EMCOR Group Inc.	641,949	95,079
	Valmont Industries Inc.	287,374	95,026
	ITT Inc.	1,100,997	89,291
	HEICO Corp.	572,231	87,918
	nVent Electric plc	2,272,203	87,412
*,1	Plug Power Inc.	7,065,876	87,405
	Curtiss-Wright Corp.	513,953	85,825
	Science Applications International Corp.	750,739	83,279
	Sensata Technologies Holding plc	2,060,248	83,193
	MDU Resources Group Inc.	2,734,306	82,959
*	RBC Bearings Inc.	393,830	82,448
	Landstar System Inc.	491,066	79,995
	Woodward Inc.	804,589	77,731
*	Clean Harbors Inc.	678,568	77,438
	Oshkosh Corp.	871,027	76,816
*	Saia Inc.	358,731	75,219
*	WESCO International Inc.	597,882	74,855
*	FTI Consulting Inc.	468,123	74,338
	BWX Technologies Inc.	1,243,834	72,242
*	IAA Inc.	1,804,090	72,164
	Acuity Brands Inc.	433,361	71,769
	MSA Safety Inc.	494,755	71,339
*	Univar Solutions Inc.	2,226,852	70,814
*	SiteOne Landscape Supply Inc.	602,586	70,695
	Advanced Drainage Systems Inc.	860,693	70,551
*	Sunrun Inc.	2,875,338	69,066
		Shares	Market Value• ($000)
*	GXO Logistics Inc.	1,598,106	68,223
*	MasTec Inc.	795,254	67,859
	Exponent Inc.	681,644	67,544
*	Fluor Corp.	1,926,614	66,776
	UFP Industries Inc.	840,466	66,607
	Applied Industrial Technologies Inc.	523,519	65,979
	Hexcel Corp.	1,120,126	65,919
	U-Haul Holding Co.	1,194,322	65,664
*	Evoqua Water Technologies Corp.	1,657,044	65,619
*	Chart Industries Inc.	564,566	65,055
	Crane Holdings Co.	637,588	64,046
*	Atkore Inc.	555,676	63,025
*	Trex Co. Inc.	1,474,870	62,431
	Timken Co.	881,687	62,309
*	Stericycle Inc.	1,240,783	61,903
	ManpowerGroup Inc.	689,327	57,359
	Ryder System Inc.	684,747	57,224
*	Aerojet Rocketdyne Holdings Inc.	1,019,189	57,003
	Comfort Systems USA Inc.	487,753	56,131
*	ASGN Inc.	682,473	55,608
	Vertiv Holdings Co. Class A	4,059,981	55,459
*	Avis Budget Group Inc.	337,378	55,306
	Flowserve Corp.	1,792,363	54,990
*	Casella Waste Systems Inc. Class A	692,528	54,924
	Insperity Inc.	482,276	54,787
	Watts Water Technologies Inc. Class A	373,097	54,558
	Air Lease Corp. Class A	1,416,106	54,407
	Triton International Ltd.	790,594	54,377
	MSC Industrial Direct Co. Inc. Class A	645,076	52,703
	Altra Industrial Motion Corp.	875,388	52,304
	Maxar Technologies Inc.	1,010,653	52,291
	Allison Transmission Holdings Inc.	1,255,993	52,249
*	API Group Corp.	2,754,781	51,817
*	Kirby Corp.	801,563	51,581
*	XPO Inc.	1,543,188	51,373
	GATX Corp.	478,597	50,894
	Simpson Manufacturing Co. Inc.	559,768	49,629
*	Clarivate plc	5,817,594	48,519
*	Lyft Inc. Class A	4,242,863	46,756
*	Bloom Energy Corp. Class A	2,402,642	45,938
*	Shoals Technologies Group Inc. Class A	1,834,609	45,260
	Mueller Industries Inc.	761,140	44,907
	Herc Holdings Inc.	338,085	44,482
	AAON Inc.	570,290	42,954
	Spirit AeroSystems Holdings Inc. Class A	1,447,656	42,851
	Franklin Electric Co. Inc.	529,706	42,244
	Zurn Elkay Water Solutions Corp.	1,995,111	42,197
	Albany International Corp. Class A	422,026	41,608
	Armstrong World Industries Inc.	603,875	41,420
	EnerSys	555,370	41,008
*	SPX Technologies Inc.	615,455	40,405
	Hillenbrand Inc.	942,790	40,229
	ABM Industries Inc.	899,743	39,967
	UniFirst Corp.	205,255	39,612
	John Bean Technologies Corp.	431,988	39,453
	Terex Corp.	911,838	38,954
	Federal Signal Corp.	821,721	38,185
	Forward Air Corp.	361,222	37,889
*	Dycom Industries Inc.	397,179	37,176
	Dun & Bradstreet Holdings Inc.	2,996,101	36,732
*	Array Technologies Inc.	1,889,776	36,529
	Boise Cascade Co.	529,256	36,344
*	Beacon Roofing Supply Inc.	687,937	36,316
	Korn Ferry	704,404	35,657
*	Hub Group Inc. Class A	448,164	35,625
	Arcosa Inc.	653,752	35,525
*	Mercury Systems Inc.	792,892	35,474

25

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Atlas Air Worldwide Holdings Inc.	345,983	34,875
*	Hertz Global Holdings Inc.	2,247,356	34,587
*,1	ChargePoint Holdings Inc.	3,590,393	34,216
	Brink's Co.	633,794	34,041
	Moog Inc. Class A	386,089	33,883
	Encore Wire Corp.	245,995	33,839
	Esab Corp.	710,008	33,314
	Trinity Industries Inc.	1,117,609	33,048
*,1	TriNet Group Inc.	484,991	32,882
*	Resideo Technologies Inc.	1,983,020	32,621
*	CBIZ Inc.	690,605	32,355
	McGrath RentCorp	326,596	32,248
	Werner Enterprises Inc.	793,424	31,943
	Matson Inc.	503,769	31,491
*	AZEK Co. Inc. Class A	1,506,042	30,603
	ESCO Technologies Inc.	347,598	30,429
*	Alight Inc. Class A	3,620,209	30,265
	EnPro Industries Inc.	277,797	30,194
	Brady Corp. Class A	632,025	29,768
*	JetBlue Airways Corp.	4,587,218	29,725
*	AeroVironment Inc.	341,038	29,213
	Spirit Airlines Inc.	1,468,305	28,603
	Rush Enterprises Inc. Class A	546,285	28,560
*	GMS Inc.	573,460	28,558
	Kadant Inc.	160,569	28,522
	Barnes Group Inc.	698,136	28,519
*	RXO Inc.	1,585,848	27,277
*	Ameresco Inc. Class A	461,943	26,395
	Kennametal Inc.	1,094,288	26,329
	CSW Industrials Inc.	211,884	24,564
	Helios Technologies Inc.	447,693	24,372
*	Masonite International Corp.	300,647	24,235
	Lindsay Corp.	146,720	23,893
	ArcBest Corp.	330,090	23,119
	ICF International Inc.	231,651	22,945
	Griffon Corp.	639,452	22,886
	FTAI Aviation Ltd.	1,306,374	22,365
	Mueller Water Products Inc. Class A	2,071,343	22,288
*	NV5 Global Inc.	167,946	22,223
	Veritiv Corp.	182,235	22,180
	MillerKnoll Inc.	1,021,725	21,466
*	SunPower Corp.	1,162,065	20,952
	Granite Construction Inc.	597,031	20,938
*	Driven Brands Holdings Inc.	763,267	20,845
*	Parsons Corp.	449,700	20,799
*	MYR Group Inc.	223,796	20,605
	H&E Equipment Services Inc.	452,859	20,560
*	Huron Consulting Group Inc.	272,864	19,810
	Enerpac Tool Group Corp. Class A	778,018	19,801
	Alamo Group Inc.	139,596	19,767
*	Gibraltar Industries Inc.	428,602	19,664
*	Core & Main Inc. Class A	1,002,202	19,352
*	Air Transport Services Group Inc.	743,845	19,325
*	NOW Inc.	1,510,881	19,188
*	Enovix Corp.	1,490,862	18,546
*	GEO Group Inc.	1,689,900	18,504
*	AAR Corp.	411,151	18,461
*	Kratos Defense & Security Solutions Inc.	1,769,551	18,262
*	KAR Auction Services Inc.	1,385,439	18,080
*	CoreCivic Inc.	1,538,753	17,788
*	Stem Inc.	1,975,375	17,660
*	Upwork Inc.	1,632,599	17,044
*	Montrose Environmental Group Inc.	374,665	16,631
*	Vicor Corp.	305,487	16,420
	Standex International Corp.	158,888	16,272
	HNI Corp.	563,975	16,034
*	FuelCell Energy Inc.	5,634,961	15,665
		Shares	Market Value• ($000)
*	Gates Industrial Corp. plc	1,371,144	15,645
*	Energy Recovery Inc.	759,317	15,558
	Marten Transport Ltd.	776,645	15,362
	Primoris Services Corp.	697,823	15,310
	Greenbrier Cos. Inc.	455,358	15,268
	Tennant Co.	245,690	15,127
*	Construction Partners Inc. Class A	566,326	15,115
	Wabash National Corp.	668,519	15,108
*	PGT Innovations Inc.	838,059	15,051
	Kforce Inc.	269,555	14,780
*	Allegiant Travel Co.	213,529	14,518
	AZZ Inc.	351,990	14,150
*	Sterling Infrastructure Inc.	423,384	13,887
	Apogee Enterprises Inc.	305,319	13,574
*	3D Systems Corp.	1,808,631	13,384
*	MRC Global Inc.	1,146,614	13,278
*	Masterbrand Inc.	1,746,995	13,190
*	Hayward Holdings Inc.	1,402,460	13,183
	Columbus McKinnon Corp.	404,840	13,145
	Astec Industries Inc.	321,139	13,057
*	ACV Auctions Inc. Class A	1,588,328	13,040
*,1	Joby Aviation Inc.	3,856,481	12,919
	Healthcare Services Group Inc.	1,035,064	12,421
	GrafTech International Ltd.	2,577,673	12,270
	Matthews International Corp. Class A	402,266	12,245
*	Hillman Solutions Corp.	1,680,528	12,117
	Schneider National Inc. Class B	500,942	11,722
	Douglas Dynamics Inc.	324,028	11,717
*	SkyWest Inc.	703,185	11,610
*	American Woodmark Corp.	233,563	11,412
*	Planet Labs PBC	2,617,728	11,387
	CRA International Inc.	92,419	11,315
	Shyft Group Inc.	453,230	11,267
*	Rocket Lab USA Inc.	2,981,176	11,239
*	Titan Machinery Inc.	275,836	10,959
*,1	Virgin Galactic Holdings Inc.	3,144,158	10,942
*	JELD-WEN Holding Inc.	1,125,306	10,859
*	Titan International Inc.	693,434	10,623
	Deluxe Corp.	610,768	10,371
*	Janus International Group Inc.	1,088,650	10,364
	Quanex Building Products Corp.	435,749	10,318
*	First Advantage Corp.	792,058	10,297
*	Legalzoom.com Inc.	1,329,443	10,290
*,1	Proterra Inc.	2,658,667	10,023
*	Proto Labs Inc.	384,589	9,819
*,1	Nikola Corp.	4,442,091	9,595
*	SP Plus Corp.	275,762	9,574
*	Triumph Group Inc.	897,729	9,444
*	TrueBlue Inc.	458,660	8,981
	Heartland Express Inc.	583,757	8,955
	Kaman Corp.	400,832	8,939
	Steelcase Inc. Class A	1,254,315	8,868
*	Thermon Group Holdings Inc.	440,072	8,837
	Tecnoglass Inc.	281,681	8,667
	Pitney Bowes Inc.	2,275,753	8,648
*	BlueLinx Holdings Inc.	121,224	8,620
	Gorman-Rupp Co.	333,168	8,536
*,1	Fluence Energy Inc. Class A	492,403	8,445
	Barrett Business Services Inc.	90,508	8,443
	Interface Inc. Class A	835,858	8,250
	Kelly Services Inc. Class A	486,874	8,228
	Ennis Inc.	369,785	8,194
	Resources Connection Inc.	442,287	8,129
*	Franklin Covey Co.	168,656	7,888
	Genco Shipping & Trading Ltd.	499,536	7,673
	Heidrick & Struggles International Inc.	273,974	7,663
	ACCO Brands Corp.	1,367,181	7,643

26

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Cimpress plc	276,401	7,631
	U-Haul Holding Co.	124,993	7,523
	Insteel Industries Inc.	266,110	7,323
*	Transcat Inc.	101,346	7,182
*	Sun Country Airlines Holdings Inc.	449,841	7,134
*	Harsco Corp.	1,133,821	7,132
*	Heritage-Crystal Clean Inc.	219,358	7,125
*	Viad Corp.	290,954	7,096
	Rush Enterprises Inc. Class B	124,329	6,996
*	Ducommun Inc.	139,329	6,961
*	CIRCOR International Inc.	288,341	6,909
	Eagle Bulk Shipping Inc.	138,199	6,902
	VSE Corp.	146,366	6,862
	Allied Motion Technologies Inc.	184,319	6,416
*,1	Blink Charging Co.	577,497	6,335
*,1	SES AI Corp.	1,987,168	6,260
*	Aurora Innovation Inc.	5,064,397	6,128
*,1	FiscalNote Holdings Inc.	945,896	5,987
*	Forrester Research Inc.	166,452	5,952
*	V2X Inc.	142,084	5,867
*	Babcock & Wilcox Enterprises Inc.	1,014,141	5,852
*	Hawaiian Holdings Inc.	566,917	5,817
	REV Group Inc.	459,403	5,798
	Argan Inc.	157,164	5,796
*	Great Lakes Dredge & Dock Corp.	973,326	5,791
*	Custom Truck One Source Inc.	901,235	5,696
	Global Industrial Co.	241,025	5,671
*	DXP Enterprises Inc.	197,662	5,446
*	Frontier Group Holdings Inc.	525,742	5,399
*	TPI Composites Inc.	531,414	5,388
	Aris Water Solution Inc. Class A	361,061	5,203
	Luxfer Holdings plc	378,854	5,198
*	Sterling Check Corp.	322,666	4,992
*	Daseke Inc.	869,983	4,950
*	Hudson Technologies Inc.	480,200	4,860
*	Manitowoc Co. Inc.	526,297	4,821
	LSI Industries Inc.	391,264	4,789
*	CECO Environmental Corp.	409,326	4,781
	National Presto Industries Inc.	69,314	4,745
	Alta Equipment Group Inc.	346,915	4,576
	Powell Industries Inc.	128,500	4,521
*,1	Desktop Metal Inc. Class A	3,297,051	4,484
*	Tutor Perini Corp.	591,148	4,463
*	IES Holdings Inc.	122,128	4,344
*	Northwest Pipe Co.	128,098	4,317
	Cadre Holdings Inc.	208,617	4,202
	Miller Industries Inc.	156,999	4,186
*	Microvast Holdings Inc.	2,640,668	4,040
*	Hyliion Holdings Corp.	1,722,690	4,031
	FTAI Infrastructure Inc.	1,349,321	3,980
	Omega Flex Inc.	40,791	3,807
	Covenant Logistics Group Inc. Class A	109,690	3,792
*	Astronics Corp.	347,756	3,582
*	AerSale Corp.	214,874	3,485
*	Archer Aviation Inc. Class A	1,858,645	3,476
*	BrightView Holdings Inc.	497,837	3,430
	Preformed Line Products Co.	41,075	3,421
	Kimball International Inc. Class B	520,826	3,385
	Hyster-Yale Materials Handling Inc.	133,337	3,375
	Universal Logistics Holdings Inc.	100,635	3,365
*,1	Red Violet Inc.	141,227	3,251
*	HireRight Holdings Corp.	267,013	3,167
*	TuSimple Holdings Inc. Class A	1,892,045	3,103
	Park Aerospace Corp.	223,846	3,002
*	Willdan Group Inc.	167,299	2,986
*	Blue Bird Corp.	265,665	2,845
*,1	Energy Vault Holdings Inc.	884,755	2,760
		Shares	Market Value• ($000)
*	Bowman Consulting Group Ltd. Class A	126,269	2,759
*	Commercial Vehicle Group Inc.	403,524	2,748
*	Distribution Solutions Group Inc.	71,008	2,617
*	Wheels Up Experience Inc.	2,519,676	2,595
*	Performant Financial Corp.	688,359	2,485
*	PAM Transportation Services Inc.	94,705	2,453
*	Matrix Service Co.	391,306	2,434
*,1	NuScale Power Corp.	235,292	2,414
*	Blade Air Mobility Inc.	639,832	2,291
*	Atlas Technical Consultants Inc. Class A	439,338	2,263
*,1	Beam Global	123,456	2,157
*	Radiant Logistics Inc.	422,386	2,150
	BGSF Inc.	136,724	2,095
*	Innovative Solutions & Support Inc.	248,896	2,046
	Hurco Cos. Inc.	73,808	1,929
*	Quad/Graphics Inc.	469,442	1,915
	Pangaea Logistics Solutions Ltd.	368,856	1,900
*,1	Hyzon Motors Inc.	1,217,719	1,887
*,1	ESS Tech Inc.	776,012	1,886
*	EVI Industries Inc.	74,850	1,787
*	Byrna Technologies Inc.	227,449	1,783
*	Willis Lease Finance Corp.	29,287	1,728
	Eastern Co.	88,913	1,714
*	Concrete Pumping Holdings Inc.	282,397	1,652
*	Mayville Engineering Co. Inc.	125,197	1,585
*,1	Symbotic Inc. Class A	132,599	1,583
*,1	Amprius Technologies Inc.	197,432	1,566
	ARC Document Solutions Inc.	534,145	1,565
	Park-Ohio Holdings Corp.	125,237	1,532
*	Skillsoft Corp.	1,166,079	1,516
*	DLH Holdings Corp.	125,845	1,493
*,1	Velo3D Inc.	819,075	1,466
*	Graham Corp.	147,279	1,417
*	Gencor Industries Inc.	137,404	1,388
*	L B Foster Co. Class A	142,436	1,379
*,1	Spire Global Inc.	1,427,770	1,371
*	American Superconductor Corp.	364,323	1,341
*	Mistras Group Inc.	261,075	1,287
*	SKYX Platforms Corp.	509,538	1,284
*	Twin Disc Inc.	129,648	1,260
*	Quest Resource Holding Corp.	205,544	1,256
*,1	Aqua Metals Inc.	991,526	1,239
*,1	Terran Orbital Corp.	780,931	1,234
*,1	BlackSky Technology Inc. Class A	791,718	1,219
*,1	Eos Energy Enterprises Inc.	791,920	1,172
*,1	Dragonfly Energy Holdings Corp.	98,475	1,172
*	Yellow Corp.	466,015	1,170
*,1	INNOVATE Corp.	623,568	1,166
*	RCM Technologies Inc.	92,320	1,139
*	Limbach Holdings Inc.	109,382	1,139
*	Orion Group Holdings Inc.	457,108	1,088
*,1	Markforged Holding Corp.	926,431	1,075
*,1	NeoVolta Inc.	365,718	1,020
	Karat Packaging Inc.	70,799	1,017
*	FTC Solar Inc.	357,470	958
*	NN Inc.	613,095	920
*,1	KULR Technology Group Inc.	766,021	919
*,1	Advent Technologies Holdings Inc.	506,225	916
	NL Industries Inc.	134,129	913
*,1	Knightscope Inc. Class A	479,866	907
*	Heliogen Inc.	1,269,609	886
*,1	Ideal Power Inc.	78,007	828
*	Orion Energy Systems Inc.	453,956	826
*	Hydrofarm Holdings Group Inc.	519,717	806
*	GEE Group Inc.	1,612,349	790
*	Manitex International Inc.	195,901	784
*	Energous Corp.	928,548	776

27

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	View Inc.	769,206	742
*,1	Astra Space Inc.	1,702,284	738
*,1	Sunworks Inc.	455,623	720
*	Alpha Pro Tech Ltd.	176,764	711
	Acme United Corp.	31,913	699
*	Mesa Air Group Inc.	447,703	685
*	Perma-Pipe International Holdings Inc.	72,457	685
*	Virco Manufacturing Corp.	150,864	682
*	Sarcos Technology & Robotics Corp.	1,198,490	673
*	VirTra Inc.	140,011	655
	HireQuest Inc.	40,082	634
*	US Xpress Enterprises Inc. Class A	348,062	630
*,1	BitNile Holdings Inc.	5,075,133	622
*	FreightCar America Inc.	183,976	589
*	Hudson Global Inc.	24,719	559
*,1	Momentus Inc. Class A	709,095	553
*	Mastech Digital Inc.	46,224	509
*	Air T Inc.	19,387	486
*,1	Redwire Corp.	232,235	460
*	Fuel Tech Inc.	347,637	441
*	Westwater Resources Inc.	555,995	439
*	Broadwind Inc.	242,529	434
*,1	Flux Power Holdings Inc.	108,046	429
*	Ultralife Corp.	109,982	424
*,1	AgEagle Aerial Systems Inc.	1,081,707	379
*,1	Odyssey Marine Exploration Inc. Class B	95,139	369
*	Perma-Fix Environmental Services Inc.	100,082	353
*,1	Bird Global Inc. Class A	1,957,362	353
*	Ocean Power Technologies Inc.	753,871	339
*	LS Starrett Co. Class A	45,916	338
*,1	Xos Inc.	745,878	330
*,1	Berkshire Grey Inc.	544,182	329
*	Urban-Gro Inc.	111,102	302
*,1	Aeroclean Technologies Inc.	94,796	297
*	Capstone Green Energy Corp.	193,080	280
*	Jewett-Cameron Trading Co. Ltd.	44,541	257
*	Williams Industrial Services Group Inc.	251,338	256
*	Team Inc.	48,157	253
*,1	Safe & Green Holdings Corp.	183,382	251
*,1	Orbital Infrastructure Group Inc.	1,149,227	226
*	Servotronics Inc.	19,002	201
*	India Globalization Capital Inc.	630,222	200
*	Mega Matrix Corp.	106,742	188
*	Air Industries Group	41,109	175
*	Pioneer Power Solutions Inc.	58,233	156
*,1	ShiftPixy Inc.	6,699	140
*,1	Lightning eMotors Inc.	371,854	136
*	Taylor Devices Inc.	9,162	130
*	iSun Inc.	97,573	130
*	SIFCO Industries Inc.	59,634	129
*,1,2	FTE Networks Inc.	82,837	124
*,1	Nuvve Holding Corp.	177,956	119
*	Astrotech Corp.	11,725	117
*,1	HyreCar Inc.	251,749	107
*	Pineapple Energy Inc.	44,970	105
*,1	Polar Power Inc.	80,105	103
*	LiqTech International Inc.	246,699	94
*	Charah Solutions Inc.	15,623	84
*	Wilhelmina International Inc.	22,891	79
*	DSS Inc.	434,597	71
*	Espey Manufacturing & Electronics Corp.	4,448	63
*,1	Applied UV Inc.	68,188	62
*	FGI Industries Ltd.	26,156	59
*,1	Sidus Space Inc. Class A	51,039	56
*	JanOne Inc.	39,454	54
*,1	Shapeways Holdings Inc.	95,850	52
	P&F Industries Inc. Class A	9,701	48
		Shares	Market Value• ($000)
*	Sigma Additive Solutions Inc.	108,527	43
*	Staffing 360 Solutions Inc.	15,190	43
*	TOMI Environmental Solutions Inc.	65,117	32
*,1	Energy Focus Inc.	81,557	26
*	CEA Industries Inc.	24,147	20
*,1	Where Food Comes From Inc.	1,296	18
*,1	Helbiz Inc.	106,121	14
*	Gaucho Group Holdings Inc.	8,998	10
*,1	Agrify Corp.	27,782	9
*,1	QualTek Services Inc.	15,120	7
*	Patriot Transportation Holding Inc.	752	5
*	Greenwave Technology Solutions Inc.	4,824	4
	CompX International Inc.	30	1
*	Art's-Way Manufacturing Co. Inc.	130	—
*	Avalon Holdings Corp. Class A	42	—
*	Fathom Digital Manufacturing C	48	—
*,2	Pineapple Energy Inc. CVR	30,377	—
			12,385,081
Information Technology (18.0%)
*	Palo Alto Networks Inc.	4,098,526	571,908
*	Snowflake Inc. Class A	3,725,788	534,800
*	Block Inc. Class A	7,323,794	460,227
*	Workday Inc. Class A	2,732,971	457,308
	Marvell Technology Inc.	11,527,362	426,974
*	VMware Inc. Class A	2,818,625	346,014
*	Crowdstrike Holdings Inc. Class A	2,922,334	307,693
*	Atlassian Corp. Class A	2,019,828	259,911
*	Datadog Inc. Class A	3,246,447	238,614
*	Fair Isaac Corp.	340,184	203,627
*	Zoom Video Communications Inc. Class A	2,990,524	202,578
*	HubSpot Inc.	661,153	191,159
*	MongoDB Inc. Class A	937,406	184,519
*	Cloudflare Inc. Class A	3,886,169	175,694
*	Splunk Inc.	2,038,071	175,458
*	GoDaddy Inc. Class A	2,106,419	157,602
	SS&C Technologies Holdings Inc.	2,980,211	155,150
*	Palantir Technologies Inc. Class A	23,961,865	153,835
*	DocuSign Inc. Class A	2,565,239	142,166
	Dell Technologies Inc. Class C	3,507,711	141,080
*	Okta Inc. Class A	2,064,506	141,068
*	Bill.com Holdings Inc.	1,215,762	132,469
	Entegris Inc.	2,013,993	132,098
*	Black Knight Inc.	2,126,149	131,290
*	Zscaler Inc.	1,145,273	128,156
	Jabil Inc.	1,833,795	125,065
*	Lattice Semiconductor Corp.	1,848,580	119,936
*	Wolfspeed Inc.	1,681,212	116,071
*	Twilio Inc. Class A	2,363,868	115,735
	Cognex Corp.	2,336,560	110,075
*	Paylocity Holding Corp.	555,754	107,961
	Genpact Ltd.	2,289,651	106,057
*	Dynatrace Inc.	2,725,310	104,379
*	Manhattan Associates Inc.	845,676	102,665
*	Ciena Corp.	1,990,704	101,486
*	Pure Storage Inc. Class A	3,786,956	101,339
	Bentley Systems Inc. Class B	2,663,501	98,443
*	WEX Inc.	591,532	96,804
*,1	Unity Software Inc.	3,344,523	95,620
*	Arrow Electronics Inc.	830,558	86,851
*	Coupa Software Inc.	1,036,378	82,050
*	Dropbox Inc. Class A	3,659,924	81,909
*	Nutanix Inc. Class A	3,114,002	81,120
*	Aspen Technology Inc.	391,489	80,412
	Concentrix Corp.	574,417	76,489
*	Toast Inc. Class A	4,226,960	76,212
*	ExlService Holdings Inc.	447,757	75,863
	Littelfuse Inc.	334,008	73,549

28

Extended Market Index Fund
		Shares	Market Value• ($000)
	Western Union Co.	5,177,950	71,300
*	Guidewire Software Inc.	1,109,749	69,426
*	Smartsheet Inc. Class A	1,757,686	69,183
*	Novanta Inc.	486,278	66,071
*	Coherent Corp.	1,865,987	65,496
*	Five9 Inc.	964,950	65,482
	MKS Instruments Inc.	768,727	65,134
	National Instruments Corp.	1,762,044	65,019
*	Fabrinet	499,352	64,027
	Universal Display Corp.	585,306	63,236
*	SPS Commerce Inc.	490,197	62,956
*	UiPath Inc. Class A	4,798,929	60,994
*	Silicon Laboratories Inc.	448,035	60,785
	Maximus Inc.	820,526	60,169
*	Euronet Worldwide Inc.	634,538	59,888
*	Box Inc. Class A	1,907,223	59,372
	Dolby Laboratories Inc. Class A	827,728	58,388
*	Tenable Holdings Inc.	1,521,423	58,042
	Power Integrations Inc.	774,174	55,524
*	Cirrus Logic Inc.	742,350	55,290
*	Elastic NV	1,038,064	53,460
	TD SYNNEX Corp.	563,926	53,409
*	Qualys Inc.	470,240	52,775
*	Calix Inc.	770,787	52,745
*	Workiva Inc. Class A	621,717	52,206
*	Rambus Inc.	1,451,389	51,989
	Avnet Inc.	1,245,556	51,790
*	Synaptics Inc.	538,126	51,208
*	Super Micro Computer Inc.	619,712	50,878
*	Blackline Inc.	738,371	49,670
*	Lumentum Holdings Inc.	910,416	47,496
*	Confluent Inc. Class A	2,122,314	47,200
*	Teradata Corp.	1,384,858	46,614
*	Diodes Inc.	612,026	46,600
*	Envestnet Inc.	743,767	45,890
*	Onto Innovation Inc.	670,389	45,647
*	Procore Technologies Inc.	948,910	44,770
*	Sanmina Corp.	778,531	44,602
*	New Relic Inc.	788,740	44,524
*	NCR Corp.	1,883,418	44,091
*	MACOM Technology Solutions Holdings Inc.	694,005	43,708
	Advanced Energy Industries Inc.	507,348	43,520
	Badger Meter Inc.	395,586	43,131
*	Alteryx Inc. Class A	837,166	42,419
*	IPG Photonics Corp.	441,538	41,800
*	SentinelOne Inc. Class A	2,861,053	41,743
	Vontier Corp.	2,158,400	41,722
*	Insight Enterprises Inc.	410,832	41,194
	Belden Inc.	564,718	40,603
*	Ambarella Inc.	492,438	40,493
*	Shift4 Payments Inc. Class A	706,751	39,529
*	Plexus Corp.	375,830	38,684
*	CommVault Systems Inc.	603,021	37,894
	Vishay Intertechnology Inc.	1,756,637	37,891
*	RingCentral Inc. Class A	1,059,186	37,495
*,1	Gitlab Inc. Class A	820,704	37,293
*	Marqeta Inc. Class A	5,903,878	36,073
*	Sprout Social Inc. Class A	635,516	35,881
*	Varonis Systems Inc. Class B	1,495,213	35,795
*	Blackbaud Inc.	600,735	35,359
*	Axcelis Technologies Inc.	442,180	35,091
	Kulicke & Soffa Industries Inc.	779,162	34,486
*	ACI Worldwide Inc.	1,466,286	33,725
*	Alarm.com Holdings Inc.	676,587	33,478
*	MaxLinear Inc. Class A	980,961	33,304
*	Viasat Inc.	1,037,451	32,835
*	Perficient Inc.	469,234	32,767
		Shares	Market Value• ($000)
*	Extreme Networks Inc.	1,785,635	32,695
	Amkor Technology Inc.	1,350,631	32,388
*	Viavi Solutions Inc.	3,064,531	32,208
*	Altair Engineering Inc. Class A	707,365	32,164
*,1	Freshworks Inc. Class A	2,160,220	31,777
*	Verint Systems Inc.	868,355	31,504
*	Kyndryl Holdings Inc.	2,817,758	31,333
*	Impinj Inc.	285,988	31,224
*	Itron Inc.	609,482	30,870
*	Rogers Corp.	254,983	30,430
*	NetScout Systems Inc.	919,643	29,898
	Progress Software Corp.	579,965	29,259
*	PagerDuty Inc.	1,098,198	29,168
	EVERTEC Inc.	892,249	28,891
*	KnowBe4 Inc. Class A	1,163,331	28,827
*,1	Affirm Holdings Inc. Class A	2,899,473	28,038
	Clear Secure Inc. Class A	1,020,698	27,998
*	nCino Inc.	1,048,711	27,728
*	HashiCorp Inc. Class A	1,006,872	27,528
*	Sabre Corp.	4,450,925	27,507
*	Rapid7 Inc.	800,629	27,205
*	Appfolio Inc. Class A	254,206	26,788
*	Verra Mobility Corp. Class A	1,919,572	26,548
*	Allegro MicroSystems Inc.	881,810	26,472
*	Semtech Corp.	865,675	24,836
*	FormFactor Inc.	1,046,201	23,257
	CSG Systems International Inc.	402,917	23,047
	Xerox Holdings Corp.	1,555,732	22,714
*	DoubleVerify Holdings Inc.	1,015,655	22,304
*	SiTime Corp.	216,761	22,027
	Methode Electronics Inc.	492,171	21,838
*	Evo Payments Inc. Class A	637,735	21,581
*	Agilysys Inc.	271,276	21,469
*	CommScope Holding Co. Inc.	2,882,721	21,188
*	Cohu Inc.	659,321	21,131
*,1	DigitalOcean Holdings Inc.	829,252	21,121
*	LiveRamp Holdings Inc.	899,642	21,088
*	TTM Technologies Inc.	1,394,093	21,023
*	Q2 Holdings Inc.	776,268	20,858
*	Ultra Clean Holdings Inc.	624,954	20,717
*	Flywire Corp.	840,625	20,570
	InterDigital Inc.	398,801	19,733
	Pegasystems Inc.	559,200	19,147
*	Harmonic Inc.	1,448,703	18,978
*	Knowles Corp.	1,154,802	18,962
*	Model N Inc.	458,607	18,601
*	Digital Turbine Inc.	1,215,262	18,521
*	Appian Corp. Class A	562,004	18,299
	ADTRAN Holdings Inc.	961,921	18,075
*	AvidXchange Holdings Inc.	1,817,275	18,064
*,1	MicroStrategy Inc. Class A	126,849	17,958
*,1	AppLovin Corp. Class A	1,700,804	17,909
*	Infinera Corp.	2,620,476	17,662
*	Digi International Inc.	479,703	17,533
*	OSI Systems Inc.	219,219	17,432
	CTS Corp.	423,458	16,693
*	Samsara Inc. Class A	1,340,411	16,661
*	ePlus Inc.	374,962	16,603
*,1	Credo Technology Group Holding Ltd.	1,228,781	16,355
*	Everbridge Inc.	543,863	16,087
*	Paycor HCM Inc.	652,434	15,965
*	Qualtrics International Inc. Class A	1,501,647	15,587
	Ubiquiti Inc.	56,328	15,407
*	Remitly Global Inc.	1,317,223	15,082
*	Payoneer Global Inc.	2,704,978	14,796
*	Clearfield Inc.	154,855	14,578
	Adeia Inc.	1,522,836	14,436

29

Extended Market Index Fund
		Shares	Market Value• ($000)
	A10 Networks Inc.	867,960	14,434
*	Photronics Inc.	845,300	14,226
*	MoneyGram International Inc.	1,306,195	14,224
*	Asana Inc. Class A	1,032,389	14,216
*	Zeta Global Holdings Corp. Class A	1,704,682	13,927
*	PROS Holdings Inc.	565,197	13,712
*	E2open Parent Holdings Inc.	2,311,379	13,568
*	Clearwater Analytics Holdings Inc. Class A	711,377	13,338
*	Veeco Instruments Inc.	711,233	13,215
*	Jamf Holding Corp.	617,254	13,148
*,1	C3.ai Inc. Class A	1,134,904	12,700
*	Squarespace Inc. Class A	571,629	12,673
*	Fastly Inc. Class A	1,541,065	12,621
*	CCC Intelligent Solutions Holdings Inc.	1,450,438	12,619
*	Duck Creek Technologies Inc.	1,045,700	12,601
*	Consensus Cloud Solutions Inc.	234,072	12,584
*	Momentive Global Inc.	1,757,023	12,299
*	Avid Technology Inc.	451,711	12,011
*	Sumo Logic Inc.	1,482,578	12,009
*	PDF Solutions Inc.	409,884	11,690
	TTEC Holdings Inc.	261,469	11,539
*	Braze Inc. Class A	422,274	11,520
	Benchmark Electronics Inc.	424,614	11,333
*	International Money Express Inc.	460,562	11,224
*	ForgeRock Inc. Class A	491,785	11,198
*,1	Mirion Technologies Inc.	1,688,041	11,158
*	Napco Security Technologies Inc.	405,946	11,155
*	Zuora Inc. Class A	1,725,765	10,976
*	Ichor Holdings Ltd.	400,974	10,754
*	ScanSource Inc.	352,562	10,302
*	Cerence Inc.	546,734	10,131
*	PowerSchool Holdings Inc. Class A	435,836	10,059
*	SMART Global Holdings Inc.	663,385	9,871
*	LivePerson Inc.	966,221	9,797
*	PAR Technology Corp.	365,654	9,533
*	Paya Holdings Inc.	1,205,361	9,486
*	N-able Inc.	916,116	9,418
*	Conduent Inc.	2,321,111	9,401
*	Thoughtworks Holding Inc.	908,108	9,254
*	Yext Inc.	1,384,155	9,039
*	Olo Inc. Class A	1,428,425	8,928
*	Amplitude Inc. Class A	712,315	8,605
*	Matterport Inc.	3,061,467	8,572
*	Informatica Inc. Class A	522,879	8,518
*	CEVA Inc.	332,850	8,514
*	Alpha & Omega Semiconductor Ltd.	294,922	8,426
*	Repay Holdings Corp. Class A	1,044,484	8,408
*	FARO Technologies Inc.	270,111	7,944
*	Kimball Electronics Inc.	349,918	7,905
*	I3 Verticals Inc. Class A	315,850	7,688
*,1	Riot Blockchain Inc.	2,264,142	7,675
*	NETGEAR Inc.	416,365	7,540
	Cass Information Systems Inc.	163,613	7,497
*	BigCommerce Holdings Inc.	854,409	7,468
*	Alkami Technology Inc.	509,558	7,434
*	Vertex Inc. Class A	505,788	7,339
*	Grid Dynamics Holdings Inc.	652,404	7,320
*	Corsair Gaming Inc.	537,376	7,292
	PC Connection Inc.	152,488	7,152
*,1	IonQ Inc.	2,072,698	7,151
*	EngageSmart Inc.	404,791	7,124
*	Vishay Precision Group Inc.	179,890	6,953
*,1	Aehr Test Systems	341,739	6,869
*	Sprinklr Inc. Class A	839,601	6,860
	American Software Inc. Class A	461,430	6,774
*	nLight Inc.	645,180	6,542
	Ebix Inc.	324,748	6,482
		Shares	Market Value• ($000)
*,1	Lightwave Logic Inc.	1,495,335	6,445
	Hackett Group Inc.	312,174	6,359
*	SolarWinds Corp.	665,574	6,230
*	TaskUS Inc. Class A	368,178	6,222
*	Mitek Systems Inc.	635,025	6,153
*	Domo Inc. Class B	428,738	6,105
*	8x8 Inc.	1,359,348	5,872
*	OneSpan Inc.	501,303	5,610
	Bel Fuse Inc. Class B	168,385	5,543
*,1	MicroVision Inc.	2,347,677	5,517
*	Expensify Inc. Class A	612,421	5,408
*	Instructure Holdings Inc.	229,242	5,373
*,1	Meta Materials Inc.	4,490,753	5,344
*	Intapp Inc.	213,897	5,335
*,1	Marathon Digital Holdings Inc.	1,539,750	5,266
*	ON24 Inc.	598,198	5,162
*	indie Semiconductor Inc. Class A	864,806	5,042
*,1	AvePoint Inc.	1,221,092	5,019
*	Unisys Corp.	976,419	4,990
*,1	Cvent Holding Corp. Class A	883,280	4,770
*	Tucows Inc. Class A	140,159	4,754
	Comtech Telecommunications Corp.	369,250	4,483
*	Benefitfocus Inc.	427,873	4,476
*,1	UserTesting Inc.	595,529	4,472
*	Arlo Technologies Inc.	1,264,009	4,437
*	Couchbase Inc.	334,505	4,436
	NVE Corp.	66,611	4,313
*,1	SEMrush Holdings Inc. Class A	526,434	4,285
*	ACM Research Inc. Class A	544,313	4,197
*,1	SmartRent Inc. Class A	1,726,661	4,196
*	Aviat Networks Inc.	131,203	4,092
*	ShotSpotter Inc.	119,744	4,051
*	Xperi Inc.	454,424	3,913
*,1	Navitas Semiconductor Corp.	1,094,782	3,843
*	Luna Innovations Inc.	433,185	3,808
*	Telos Corp.	744,699	3,791
*,1	MeridianLink Inc.	272,353	3,739
*,1	Digimarc Corp.	198,344	3,667
*	Cantaloupe Inc.	832,842	3,623
*	Blend Labs Inc. Class A	2,327,582	3,352
*	Cambium Networks Corp.	152,545	3,306
	Richardson Electronics Ltd.	146,752	3,130
*	Immersion Corp.	426,627	2,999
*	Eastman Kodak Co.	976,165	2,977
*	EverCommerce Inc.	398,154	2,962
*	Ribbon Communications Inc.	1,058,367	2,953
*	DZS Inc.	232,320	2,946
*	Brightcove Inc.	551,415	2,884
*	eGain Corp.	310,954	2,808
*,1	SoundHound AI Inc.	1,572,114	2,783
*	Rimini Street Inc.	714,652	2,723
*	Upland Software Inc.	381,788	2,722
*	CoreCard Corp.	89,343	2,588
*	Rackspace Technology Inc.	819,574	2,418
*	AXT Inc.	542,983	2,378
*,1	908 Devices Inc.	305,508	2,328
*	KVH Industries Inc.	220,804	2,257
*	CalAmp Corp.	502,346	2,251
*,1	Veritone Inc.	419,635	2,224
	Information Services Group Inc.	482,484	2,219
*	Identiv Inc.	306,249	2,217
*	Intevac Inc.	336,156	2,175
*	Edgio Inc.	1,892,566	2,139
*,1	Evolv Technologies Holdings Inc.	819,067	2,121
*,1	ZeroFox Holdings Inc.	413,025	2,057
*	Akoustis Technologies Inc.	727,680	2,052
*	Asure Software Inc.	219,328	2,049

30

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Transphorm Inc.	367,869	2,001
*	Genasys Inc.	540,301	1,999
*	Velodyne Lidar Inc.	2,673,894	1,975
*,1	Atomera Inc.	298,601	1,857
*	Iteris Inc.	595,754	1,853
*	CPI Card Group Inc.	49,062	1,770
*	Aeva Technologies Inc.	1,288,897	1,753
*	Weave Communications Inc.	380,803	1,744
*	Quantum Corp.	1,555,073	1,695
*	Paymentus Holdings Inc. Class A	205,449	1,646
*	Daktronics Inc.	569,976	1,607
*,1	Focus Universal Inc.	249,996	1,602
*	Turtle Beach Corp.	219,646	1,575
*	inTEST Corp.	148,346	1,528
*	Lantronix Inc.	349,477	1,510
*,1	Cyxtera Technologies Inc.	768,415	1,475
*	Casa Systems Inc.	538,466	1,470
*	Enfusion Inc. Class A	150,684	1,457
	PFSweb Inc.	236,404	1,454
*	Priority Technology Holdings Inc.	276,406	1,454
*	Powerfleet Inc.	536,428	1,443
*	Computer Task Group Inc.	186,517	1,410
*,1	Cerberus Cyber Sentinel Corp.	543,537	1,386
*	Diebold Nixdorf Inc.	974,094	1,383
*	Smith Micro Software Inc.	658,346	1,383
*,1	Cleanspark Inc.	667,517	1,362
*	Amtech Systems Inc.	176,457	1,341
*	Kopin Corp.	1,070,756	1,328
*,1	AgileThought Inc. Class A	314,783	1,322
*	CS Disco Inc.	203,830	1,288
*	Paysign Inc.	496,392	1,281
*,1	MICT Inc.	1,532,276	1,272
*,1	Kaltura Inc.	705,152	1,213
*	Everspin Technologies Inc.	217,481	1,209
*	Pixelworks Inc.	671,576	1,189
*	PCTEL Inc.	275,356	1,184
*,1	VirnetX Holding Corp.	905,638	1,177
*	Arteris Inc.	266,060	1,144
*	LiveVox Holdings Inc.	364,217	1,082
*,1	Alpine 4 Holdings Inc.	2,016,081	1,066
*	AstroNova Inc.	81,388	1,043
*	Airgain Inc.	152,243	991
*	WM Technology Inc.	959,235	969
	Park City Group Inc.	193,418	957
*	Inseego Corp.	1,118,929	943
*,1	Phunware Inc.	1,211,441	937
	Climb Global Solutions Inc.	29,489	930
*,1	Ouster Inc.	1,023,085	883
*	Innodata Inc.	296,229	878
*	SecureWorks Corp. Class A	137,379	878
*	Sono-Tek Corp.	136,487	876
*,1	Latch Inc.	1,231,706	874
*	Issuer Direct Corp.	34,289	859
*	QuickLogic Corp.	157,856	811
*,1	NextNav Inc.	274,760	805
*	Backblaze Inc. Class A	128,835	792
*,1	eMagin Corp.	906,375	770
*	Viant Technology Inc. Class A	187,801	755
*,1	BM Technologies Inc.	144,374	752
*	TransAct Technologies Inc.	118,370	736
*	Synchronoss Technologies Inc.	1,184,703	732
*,1	Rigetti Computing Inc.	1,002,753	731
*	AEye Inc.	1,519,255	730
*	SkyWater Technology Inc.	100,074	712
*,1	D-Wave Quantum Inc.	493,000	710
*	Research Frontiers Inc.	361,375	694
*,1	Ondas Holdings Inc.	423,162	673
		Shares	Market Value• ($000)
*	Movano Inc.	512,874	667
*,1	Applied Optoelectronics Inc.	349,064	660
*	Key Tronic Corp.	151,277	655
*,1	Dave Inc.	2,253,557	654
*	Franklin Wireless Corp.	144,894	646
*	Frequency Electronics Inc.	89,508	631
*,1	StarTek Inc.	161,027	604
*,1	Wrap Technologies Inc.	338,065	571
*	Rekor Systems Inc.	471,712	566
	CSP Inc.	58,064	548
*	NetSol Technologies Inc.	188,484	537
*,1	Embark Technology Inc.	160,415	528
*	Data I/O Corp.	131,493	522
*,1	Airspan Networks Holdings Inc.	394,024	516
*,1	One Stop Systems Inc.	168,131	506
*,1	Intrusion Inc.	157,729	498
*	Intellicheck Inc.	242,394	485
*,1	Neonode Inc.	86,223	474
*	EMCORE Corp.	485,072	467
*	RF Industries Ltd.	89,996	459
*,1	Quantum Computing Inc.	302,053	456
*	LightPath Technologies Inc. Class A	369,843	451
*	Wireless Telecom Group Inc.	249,302	446
*	SRAX Inc. Class A	286,519	438
*	Optical Cable Corp.	101,263	421
*	TESSCO Technologies Inc.	84,101	405
*	GSI Technology Inc.	219,552	380
*	CVD Equipment Corp.	68,555	378
*	CPS Technologies Corp.	140,086	377
*	Usio Inc.	234,439	375
*,1	Vislink Technologies Inc.	668,746	375
*	Red Cat Holdings Inc.	382,360	359
*	Cepton Inc.	266,193	338
*	Cipher Mining Inc.	571,371	320
*	Inuvo Inc.	1,411,029	313
*	Aware Inc.	182,324	312
*	Coda Octopus Group Inc.	45,333	311
*	AudioEye Inc.	77,975	296
*,1	American Virtual Cloud Technologies Inc.	250,337	288
*	M-Tron Industries Inc.	31,573	276
*,1	SeaChange International Inc.	563,891	266
*	LGL Group Inc.	63,145	256
*	ClearSign Technologies Corp.	449,128	241
*	Electro-Sensors Inc.	51,199	233
*	Qumu Corp.	258,741	231
*,1	Avaya Holdings Corp.	1,161,052	228
*	Research Solutions Inc.	116,293	224
*	Boxlight Corp. Class A	702,399	218
*	BSQUARE Corp.	189,580	214
*	SigmaTron International Inc.	54,299	209
*	WidePoint Corp.	112,521	205
*,1	Marin Software Inc.	202,224	202
*,1	Rockley Photonics Holdings Ltd.	1,249,033	175
*	ClearOne Inc.	114,742	174
*	GSE Systems Inc.	255,595	174
*	Trio-Tech International	37,853	170
*	authID Inc.	282,129	166
*	AppTech Payments Corp.	67,900	161
*	TSR Inc.	23,512	160
*,1	Digital Ally Inc.	648,099	151
*,1	Glimpse Group Inc.	48,382	147
*,1	IronNet Inc.	622,931	143
*	AmpliTech Group Inc.	66,524	141
*	ADDvantage Technologies Group Inc.	96,423	140
*,1	Verb Technology Co. Inc.	830,962	136
*	SilverSun Technologies Inc.	44,899	133
*,1	Socket Mobile Inc.	67,030	130

31

Extended Market Index Fund
		Shares	Market Value• ($000)
*	VerifyMe Inc.	105,037	122
*	Bridgeline Digital Inc.	106,655	112
*,1	Ryvyl Inc.	242,066	111
*	OMNIQ Corp.	24,443	111
*,1	DecisionPoint Systems Inc.	12,972	105
*,1	Stronghold Digital Mining Inc. Class A	199,068	95
*,1	OLB Group Inc.	112,818	94
*	Universal Security Instruments Inc.	45,959	93
	Bel Fuse Inc. Class A	2,346	78
*	Peraso Inc.	96,947	71
	Autoscope Technologies Corp.	19,399	70
*,1	Auddia Inc.	71,594	69
*,1	Bio-key International Inc.	109,444	64
	Crexendo Inc.	32,741	62
*	Data Storage Corp.	39,604	58
*	BTCS Inc.	87,854	55
*,1	Exela Technologies Inc.	674,600	55
*	Inpixon	25,746	44
*,1	Greenidge Generation Holdings Inc. Class A	148,619	43
*,1	ComSovereign Holding Corp.	557,523	40
*,1	CYNGN Inc.	52,406	35
*	Cemtrex Inc.	244,785	32
*	Soluna Holdings Inc.	118,915	32
	BK Technologies Corp.	7,994	27
*,1	Sobr Safe Inc.	25,261	24
*	DatChat Inc.	86,875	21
[2]	SRAX Inc.	284,252	20
*	Duos Technologies Group Inc.	8,650	18
*	Sonim Technologies Inc.	40,817	17
*,1	Terawulf Inc.	20,849	14
*,1	CompoSecure Inc.	2,080	10
*,1	Akerna Corp.	15,169	10
*,1	Oblong Inc.	75,152	9
*	WaveDancer Inc.	19,522	9
*	Blackboxstocks Inc.	26,607	8
*,1	Kaspien Holdings Inc.	12,336	7
	Network-1 Technologies Inc.	183	—
*	T Stamp Inc. Class A	700	—
			14,196,082
Materials (4.3%)
	RPM International Inc.	1,747,051	170,250
	Reliance Steel & Aluminum Co.	792,293	160,392
	Crown Holdings Inc.	1,630,722	134,062
*	Cleveland-Cliffs Inc.	6,950,463	111,972
	Alcoa Corp.	2,385,532	108,470
	Berry Global Group Inc.	1,686,581	101,920
	Royal Gold Inc.	885,832	99,851
	AptarGroup Inc.	886,008	97,443
	Graphic Packaging Holding Co.	4,161,682	92,597
	Olin Corp.	1,717,974	90,950
	Sonoco Products Co.	1,316,615	79,932
	United States Steel Corp.	3,138,769	78,626
	Valvoline Inc.	2,387,559	77,954
	Commercial Metals Co.	1,585,104	76,561
*	Axalta Coating Systems Ltd.	2,969,929	75,644
	Ashland Inc.	679,649	73,083
	Huntsman Corp.	2,427,587	66,710
	Eagle Materials Inc.	499,394	66,345
	Chemours Co.	2,025,837	62,031
	Silgan Holdings Inc.	1,141,685	59,185
	Louisiana-Pacific Corp.	970,003	57,424
	Element Solutions Inc.	3,005,717	54,674
	Balchem Corp.	439,762	53,699
*	ATI Inc.	1,735,230	51,814
	HB Fuller Co.	718,944	51,491
	Cabot Corp.	758,681	50,710
*	Livent Corp.	2,436,237	48,408
		Shares	Market Value• ($000)
	Westlake Corp.	461,373	47,309
*	Summit Materials Inc. Class A	1,625,291	46,142
	Hecla Mining Co.	7,575,027	42,117
	Sensient Technologies Corp.	567,440	41,378
	Avient Corp.	1,161,553	39,214
*	O-I Glass Inc.	2,090,063	34,632
	Innospec Inc.	332,621	34,213
*	Ingevity Corp.	481,729	33,933
	Quaker Chemical Corp.	185,825	31,014
*	MP Materials Corp.	1,272,541	30,897
	Stepan Co.	284,731	30,312
*	Arconic Corp.	1,385,557	29,318
	Greif Inc. Class A	432,509	29,004
	Alpha Metallurgical Resources Inc.	192,197	28,136
	NewMarket Corp.	90,003	28,001
	Scotts Miracle-Gro Co.	558,186	27,122
	Minerals Technologies Inc.	439,865	26,709
	Materion Corp.	280,641	24,559
	Warrior Met Coal Inc.	697,465	24,160
	Carpenter Technology Corp.	647,338	23,913
	Sylvamo Corp.	444,655	21,606
	Tronox Holdings plc	1,532,216	21,007
*,1	Ginkgo Bioworks Holdings Inc. Class A	12,192,430	20,605
	Worthington Industries Inc.	411,365	20,449
	Compass Minerals International Inc.	469,935	19,267
*	Perimeter Solutions SA	2,051,308	18,749
	Kaiser Aluminum Corp.	218,347	16,586
	Mativ Holdings Inc.	759,251	15,868
	TriMas Corp.	559,577	15,523
	AdvanSix Inc.	386,477	14,694
*	Resolute Forest Products Inc.	632,455	13,655
	Orion Engineered Carbons SA	766,001	13,643
*	Coeur Mining Inc.	3,890,132	13,071
*,1	PureCycle Technologies Inc.	1,819,596	12,301
	Myers Industries Inc.	503,744	11,198
	Schnitzer Steel Industries Inc. Class A	349,320	10,707
	Trinseo plc	458,715	10,417
	Hawkins Inc.	268,005	10,345
*	Piedmont Lithium Inc.	224,380	9,877
*	TimkenSteel Corp.	529,689	9,624
	SunCoke Energy Inc.	1,104,789	9,534
	Chase Corp.	109,595	9,454
*	LSB Industries Inc.	679,282	9,034
*	Aspen Aerogels Inc.	760,274	8,964
*	Clearwater Paper Corp.	234,401	8,863
	American Vanguard Corp.	391,756	8,505
*	Ecovyst Inc.	950,579	8,422
*	Rayonier Advanced Materials Inc.	876,519	8,415
	Ryerson Holding Corp.	276,355	8,363
	Haynes International Inc.	175,880	8,036
*	Origin Materials Inc.	1,690,984	7,795
	Koppers Holdings Inc.	264,624	7,462
	Mercer International Inc.	560,764	6,527
*	Century Aluminum Co.	708,163	5,793
	Pactiv Evergreen Inc.	496,076	5,635
*,1	Amyris Inc.	3,149,973	4,819
*	Diversey Holdings Ltd.	1,081,628	4,608
	Olympic Steel Inc.	132,532	4,450
*	Intrepid Potash Inc.	130,841	3,777
	Tredegar Corp.	358,882	3,668
	United States Lime & Minerals Inc.	22,679	3,192
*	Ranpak Holdings Corp. Class A	544,773	3,143
*,1	5E Advanced Materials Inc.	397,416	3,132
	FutureFuel Corp.	371,146	3,017
*	McEwen Mining Inc.	494,234	2,896
	Ramaco Resources Inc.	324,733	2,854
	Kronos Worldwide Inc.	290,174	2,728

32

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Gatos Silver Inc.	641,322	2,623
*,1	Dakota Gold Corp.	722,266	2,203
*,1	Danimer Scientific Inc. Class A	1,177,172	2,107
	Gold Resource Corp.	1,211,904	1,854
	Glatfelter Corp.	605,278	1,683
*	Core Molding Technologies Inc.	97,568	1,267
	Northern Technologies International Corp.	89,667	1,194
*,1	Smith-Midland Corp.	58,250	1,194
*	AgroFresh Solutions Inc.	394,567	1,168
*,1	Flotek Industries Inc.	942,212	1,055
*	Hycroft Mining Holding Corp. Class A	1,904,791	1,014
*	Idaho Strategic Resources Inc.	169,046	964
*	Ascent Industries Co.	108,641	942
	Friedman Industries Inc.	85,811	840
*	Universal Stainless & Alloy Products Inc.	113,672	815
*,1	Loop Industries Inc.	332,490	795
*	Advanced Emissions Solutions Inc.	280,591	682
*	Contango ORE Inc.	29,429	666
*	United States Antimony Corp.	1,198,945	584
*	Solitario Zinc Corp.	785,656	487
*	Ampco-Pittsburgh Corp.	158,887	399
*	Golden Minerals Co.	1,364,249	374
*	US Gold Corp.	48,677	234
*	Paramount Gold Nevada Corp.	339,615	117
*,1	Cryptyde Inc.	252,524	48
	Greif Inc. Class B	555	43
*,2	F-star Therapeutics Inc. CVR	40,838	3
*,2	Ikonics Corp. CVR	12,227	—
			3,391,914
Real Estate (6.5%)
	Sun Communities Inc.	1,676,542	239,746
	WP Carey Inc.	2,839,109	221,876
	Gaming & Leisure Properties Inc.	3,492,532	181,926
	Equity LifeStyle Properties Inc.	2,386,345	154,158
	Rexford Industrial Realty Inc.	2,495,441	136,351
	American Homes 4 Rent Class A	4,175,144	125,839
	CubeSmart	3,051,215	122,811
	STORE Capital Corp.	3,649,870	117,015
	Life Storage Inc.	1,150,701	113,344
	Lamar Advertising Co. Class A	1,181,178	111,503
	National Retail Properties Inc.	2,408,776	110,226
	Americold Realty Trust Inc.	3,657,824	103,553
*	Jones Lang LaSalle Inc.	643,632	102,576
	Healthcare Realty Trust Inc. Class A	5,154,319	99,324
	Brixmor Property Group Inc.	4,051,546	91,849
[1]	Medical Properties Trust Inc.	8,083,249	90,047
	Omega Healthcare Investors Inc.	3,178,539	88,840
	EastGroup Properties Inc.	591,517	87,580
	First Industrial Realty Trust Inc.	1,789,397	86,356
	Agree Realty Corp.	1,217,152	86,333
	STAG Industrial Inc.	2,443,272	78,942
	Spirit Realty Capital Inc.	1,880,151	75,074
*	Zillow Group Inc. Class C	2,298,145	74,023
	Apartment Income REIT Corp. Class A	2,045,510	70,181
	Rayonier Inc.	1,981,277	65,303
	Kite Realty Group Trust	2,942,429	61,938
	Ryman Hospitality Properties Inc.	752,908	61,573
	Kilroy Realty Corp.	1,413,627	54,665
	Cousins Properties Inc.	2,079,741	52,597
	Terreno Realty Corp.	907,466	51,608
	Independence Realty Trust Inc.	3,044,120	51,324
	Phillips Edison & Co. Inc.	1,580,016	50,308
	PotlatchDeltic Corp.	1,090,735	47,981
	Apple Hospitality REIT Inc.	2,931,987	46,267
	Essential Properties Realty Trust Inc.	1,928,022	45,251
	Physicians Realty Trust	3,060,707	44,288
	National Storage Affiliates Trust	1,121,869	40,522
		Shares	Market Value• ($000)
	Highwoods Properties Inc.	1,426,153	39,904
	Corporate Office Properties Trust	1,523,898	39,530
	Sabra Health Care REIT Inc.	3,109,393	38,650
	EPR Properties	1,022,637	38,574
	Broadstone Net Lease Inc.	2,376,328	38,520
	Innovative Industrial Properties Inc.	378,508	38,362
	Douglas Emmett Inc.	2,418,206	37,917
	LXP Industrial Trust	3,628,873	36,361
	Park Hotels & Resorts Inc.	3,082,987	36,348
*	Howard Hughes Corp.	473,221	36,164
	Equity Commonwealth	1,428,000	35,657
	SITE Centers Corp.	2,530,579	34,568
	Outfront Media Inc.	1,967,759	32,625
	Macerich Co.	2,887,958	32,518
	National Health Investors Inc.	574,252	29,987
	SL Green Realty Corp.	877,065	29,575
	Four Corners Property Trust Inc.	1,114,485	28,899
	Sunstone Hotel Investors Inc.	2,868,813	27,713
*	Cushman & Wakefield plc	2,189,910	27,286
	Retail Opportunity Investments Corp.	1,725,816	25,939
	Kennedy-Wilson Holdings Inc.	1,625,270	25,566
	Tanger Factory Outlet Centers Inc.	1,395,936	25,043
	CareTrust REIT Inc.	1,306,288	24,271
	Pebblebrook Hotel Trust	1,767,398	23,665
	RLJ Lodging Trust	2,224,598	23,558
	JBG SMITH Properties	1,231,449	23,373
	DiamondRock Hospitality Co.	2,828,554	23,166
*	Zillow Group Inc. Class A	715,799	22,340
	Urban Edge Properties	1,557,473	21,945
	InvenTrust Properties Corp.	907,665	21,484
	DigitalBridge Group Inc.	1,903,867	20,828
	Xenia Hotels & Resorts Inc.	1,543,458	20,343
	Elme Communities	1,103,641	19,645
[1]	Getty Realty Corp.	575,502	19,481
	LTC Properties Inc.	540,647	19,209
	American Assets Trust Inc.	698,984	18,523
	St. Joe Co.	471,230	18,213
	Acadia Realty Trust	1,258,432	18,059
	Alexander & Baldwin Inc.	961,750	18,014
	Global Net Lease Inc.	1,424,250	17,903
*	Veris Residential Inc.	1,110,022	17,683
	Uniti Group Inc.	3,189,983	17,641
	Hudson Pacific Properties Inc.	1,802,877	17,542
	Easterly Government Properties Inc. Class A	1,215,491	17,345
	Service Properties Trust	2,277,685	16,604
	Piedmont Office Realty Trust Inc. Class A	1,663,067	15,250
	Brandywine Realty Trust	2,425,101	14,914
	Apartment Investment & Management Co. Class A	2,050,590	14,600
	NETSTREIT Corp.	751,728	13,779
	Paramount Group Inc.	2,319,475	13,778
	NexPoint Residential Trust Inc.	303,934	13,227
	Newmark Group Inc. Class A	1,592,251	12,690
	Empire State Realty Trust Inc. Class A	1,806,971	12,179
	Marcus & Millichap Inc.	346,523	11,938
	Armada Hoffler Properties Inc.	976,908	11,234
	Community Healthcare Trust Inc.	310,441	11,114
	Summit Hotel Properties Inc.	1,523,041	10,996
	UMH Properties Inc.	678,708	10,927
	Centerspace	183,519	10,767
[1]	eXp World Holdings Inc.	970,892	10,757
[1]	Plymouth Industrial REIT Inc.	528,431	10,135
	RPT Realty	1,004,041	10,081
	Gladstone Commercial Corp.	540,660	10,002
*	Anywhere Real Estate Inc.	1,533,827	9,801
	Safehold Inc.	333,880	9,556
	Necessity Retail REIT Inc. Class A	1,579,991	9,369
	iStar Inc.	1,198,768	9,147

33

Extended Market Index Fund
		Shares	Market Value• ($000)
[1]	Chatham Lodging Trust	708,834	8,697
	Office Properties Income Trust	642,762	8,581
	Farmland Partners Inc.	675,085	8,412
	Global Medical REIT Inc.	883,922	8,380
	Gladstone Land Corp.	453,132	8,315
*,1	Opendoor Technologies Inc.	7,051,223	8,179
*	Compass Inc. Class A	3,466,383	8,077
[1]	CBL & Associates Properties Inc.	349,280	8,061
	Urstadt Biddle Properties Inc. Class A	423,906	8,033
	Universal Health Realty Income Trust	151,538	7,233
	Orion Office REIT Inc.	822,764	7,026
	Alexander's Inc.	31,850	7,009
	Saul Centers Inc.	169,462	6,894
*,1	Redfin Corp.	1,531,268	6,493
*	Tejon Ranch Co.	336,878	6,347
*,1	Seritage Growth Properties Class A	530,021	6,270
	Whitestone REIT	588,529	5,673
	RMR Group Inc. Class A	186,858	5,279
	One Liberty Properties Inc.	228,475	5,077
*	FRP Holdings Inc.	92,475	4,981
*,1	WeWork Inc.	3,436,919	4,915
	City Office REIT Inc.	526,363	4,411
	Indus Realty Trust Inc.	68,437	4,345
	NexPoint Diversified Real Estate Trust	382,500	4,288
*	Forestar Group Inc.	262,618	4,047
	Hersha Hospitality Trust Class A	455,698	3,883
	Douglas Elliman Inc.	950,239	3,867
	Postal Realty Trust Inc. Class A	245,560	3,568
	Franklin Street Properties Corp.	1,284,757	3,507
	RE/MAX Holdings Inc. Class A	187,408	3,493
	Braemar Hotels & Resorts Inc.	841,782	3,460
	CTO Realty Growth Inc.	187,972	3,436
	BRT Apartments Corp.	166,230	3,265
	Industrial Logistics Properties Trust	958,508	3,134
*	Ashford Hospitality Trust Inc.	690,016	3,084
	Alpine Income Property Trust Inc.	157,593	3,007
	Diversified Healthcare Trust	3,377,653	2,185
	Stratus Properties Inc.	96,191	1,856
	Clipper Realty Inc.	217,265	1,390
*	Altisource Portfolio Solutions SA	126,438	1,196
*	Doma Holdings Inc.	2,393,326	1,084
*	Bluerock Homes Trust Inc.	45,540	970
*	Transcontinental Realty Investors Inc.	21,812	964
[1]	Modiv Inc. Class C	77,053	925
	Creative Media & Community Trust Corp.	186,677	915
*	Maui Land & Pineapple Co. Inc.	87,520	824
*	AMREP Corp.	56,466	652
	CorEnergy Infrastructure Trust Inc.	234,448	490
*,1	Offerpad Solutions Inc.	979,502	451
*	Sotherly Hotels Inc.	218,295	395
	Global Self Storage Inc.	79,812	389
*	Fathom Holdings Inc.	79,137	336
*	InterGroup Corp.	6,198	291
	New York City REIT Inc. Class A	161,114	285
*	Rafael Holdings Inc. Class B	147,734	276
*	Trinity Place Holdings Inc.	313,994	232
*	Comstock Holding Cos. Inc. Class A	52,330	223
*	Wheeler REIT Inc.	128,151	176
*	Power REIT	33,413	132
*	Altisource Asset Management Corp.	6,410	130
	InnSuites Hospitality Trust	51,409	86
*,1	Alset Inc.	21,638	50
*,1	Avalon GloboCare Corp.	2,923	2
*	American Realty Investors Inc.	36	1
	Medalist Diversified REIT Inc.	875	1
	Presidio Property Trust Inc. Class A	1,025	1
		Shares	Market Value• ($000)
*,2	Spirit MTA REIT	653,668	—
*	JW Mays Inc.	5	—
			5,115,515
Utilities (2.2%)
	Essential Utilities Inc.	3,247,697	155,013
	Vistra Corp.	5,078,958	117,832
	OGE Energy Corp.	2,705,206	106,991
	UGI Corp.	2,826,837	104,791
	National Fuel Gas Co.	1,228,620	77,772
	IDACORP Inc.	682,244	73,580
	New Jersey Resources Corp.	1,303,825	64,696
	Black Hills Corp.	886,830	62,380
	Hawaiian Electric Industries Inc.	1,472,410	61,620
	Portland General Electric Co.	1,217,507	59,658
	South Jersey Industries Inc.	1,622,621	57,652
	Ormat Technologies Inc.	663,426	57,373
	PNM Resources Inc.	1,172,296	57,196
	ONE Gas Inc.	740,679	56,084
	Southwest Gas Holdings Inc.	834,756	51,655
	ALLETE Inc.	768,955	49,605
	Spire Inc.	694,634	47,832
	American States Water Co.	500,840	46,353
	NorthWestern Corp.	777,863	46,158
	California Water Service Group	756,149	45,853
	Avista Corp.	994,266	44,086
	Clearway Energy Inc. Class C	1,293,808	41,234
	Avangrid Inc.	940,457	40,421
	MGE Energy Inc.	492,200	34,651
	Otter Tail Corp.	561,741	32,980
	SJW Group	363,970	29,551
	Chesapeake Utilities Corp.	240,014	28,365
*	Sunnova Energy International Inc.	1,338,394	24,104
	Northwest Natural Holding Co.	466,976	22,223
	Middlesex Water Co.	244,963	19,271
	Unitil Corp.	223,987	11,504
*	Montauk Renewables Inc.	871,258	9,610
	York Water Co.	202,900	9,126
	Clearway Energy Inc. Class A	264,300	7,908
	Artesian Resources Corp. Class A	91,286	5,347
	Consolidated Water Co. Ltd.	207,015	3,064
	Genie Energy Ltd. Class B	293,443	3,034
*	Altus Power Inc. Class A	458,001	2,986
*	Pure Cycle Corp.	264,338	2,770
	RGC Resources Inc.	102,016	2,249
	Global Water Resources Inc.	124,521	1,654
*,1	Cadiz Inc.	379,851	950
	Via Renewables Inc. Class A	185,904	950
			1,778,132
Total Common Stocks (Cost $76,462,611)			78,236,834
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 2/7/23	7,939	125
	Air T Funding Pfd., 8.000%, 6/7/24	704	15
Total Preferred Stocks (Cost $140)			140

34

Extended Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[3,4] Vanguard Market Liquidity Fund, 4.334% (Cost $2,023,699)	20,244,880	2,024,286
Total Investments (101.6%) (Cost $78,486,450)		80,261,260
Other Assets and Liabilities—Net (-1.6%)		(1,264,905)
Net Assets (100%)		78,996,355
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,207,979,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,364,585,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	6,504	575,897	(13,076)
E-mini S&P 500 Index	March 2023	174	33,591	(463)
E-mini S&P Mid-Cap 400 Index	March 2023	91	22,227	(401)
				(13,940)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	1,400	(4.515)	136	—
Airbnb Inc. Class A	8/31/23	BANA	23,492	(4.115)	—	(3,904)
Bill.com Holdings Inc.	8/31/23	BANA	10,236	(4.115)	—	(1,008)
Chewy Inc. Class A	1/31/23	GSI	12,688	(4.329)	—	(1,210)
Datadog Inc. Class A	8/31/23	BANA	9,851	(4.115)	—	(329)
DocuSign Inc. Class A	8/31/23	BANA	8,567	(4.115)	1,491	—
Lucid Group Inc.	1/31/23	GSI	13,708	(4.329)	—	(1,159)
Seagen Inc.	8/31/23	BANA	9,104	(4.115)	504	—
Sirius XM Holdings Inc.	1/31/23	GSI	23,880	(4.329)	—	(552)
Snowflake Inc. Class A	8/31/23	BANA	22,578	(4.115)	27	—
35

Extended Market Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Virtu Financial Inc. Class A	8/31/23	BANA	710	(4.515)	—	(52)
Wayfair Inc. Class A	8/31/23	BANA	4,763	(4.115)	—	(503)
					2,158	(8,717)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Extended Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $76,462,751)	78,236,974
Affiliated Issuers (Cost $2,023,699)	2,024,286
Total Investments in Securities	80,261,260
Investment in Vanguard	3,078
Cash	39,180
Cash Collateral Pledged—Futures Contracts	40,802
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,920
Receivables for Investment Securities Sold	53,034
Receivables for Accrued Income	98,166
Receivables for Capital Shares Issued	48,718
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,158
Total Assets	80,552,316
Liabilities
Payables for Investment Securities Purchased	80,887
Collateral for Securities on Loan	1,364,585
Payables for Capital Shares Redeemed	97,988
Payables to Vanguard	1,552
Variation Margin Payable—Futures Contracts	2,232
Unrealized Depreciation—Over-the-Counter Swap Contracts	8,717
Total Liabilities	1,555,961
Net Assets	78,996,355
1 Includes $1,207,979,000 of securities on loan.
37

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	82,042,698
Total Distributable Earnings (Loss)	(3,046,343)
Net Assets	78,996,355

Investor Shares—Net Assets
Applicable to 2,266,396 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	228,739
Net Asset Value Per Share—Investor Shares	$100.93

ETF Shares—Net Assets
Applicable to 98,473,074 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,088,703
Net Asset Value Per Share—ETF Shares	$132.92

Admiral Shares—Net Assets
Applicable to 198,441,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,011,892
Net Asset Value Per Share—Admiral Shares	$100.85

Institutional Shares—Net Assets
Applicable to 128,749,790 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,982,872
Net Asset Value Per Share—Institutional Shares	$100.84

Institutional Plus Shares—Net Assets
Applicable to 41,975,408 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,445,503
Net Asset Value Per Share—Institutional Plus Shares	$248.85

Institutional Select Shares—Net Assets
Applicable to 137,238,506 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,238,646
Net Asset Value Per Share—Institutional Select Shares	$162.04

See accompanying Notes, which are an integral part of the Financial Statements.
38

Extended Market Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	1,043,250
Interest[2]	10,910
Securities Lending—Net	126,876
Total Income	1,181,036
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,993
Management and Administrative—Investor Shares	503
Management and Administrative—ETF Shares	6,811
Management and Administrative—Admiral Shares	11,639
Management and Administrative—Institutional Shares	6,395
Management and Administrative—Institutional Plus Shares	4,146
Management and Administrative—Institutional Select Shares	3,935
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—ETF Shares	730
Marketing and Distribution—Admiral Shares	831
Marketing and Distribution—Institutional Shares	477
Marketing and Distribution—Institutional Plus Shares	366
Marketing and Distribution—Institutional Select Shares	2
Custodian Fees	836
Auditing Fees	46
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	462
Shareholders’ Reports—Admiral Shares	206
Shareholders’ Reports—Institutional Shares	240
Shareholders’ Reports—Institutional Plus Shares	170
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	32
Other Expenses	29
Total Expenses	39,865
Expenses Paid Indirectly	(157)
Net Expenses	39,708
Net Investment Income	1,141,328
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,723,167
Futures Contracts	(101,085)
Swap Contracts	(210,653)
Realized Net Gain (Loss)	2,411,429
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(32,270,214)
Futures Contracts	(24,737)
Swap Contracts	15,231
Change in Unrealized Appreciation (Depreciation)	(32,279,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,726,963)
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,594,000, ($447,000), $2,000, and $486,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,073,598,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Extended Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,141,328	1,130,746
Realized Net Gain (Loss)	2,411,429	8,497,813
Change in Unrealized Appreciation (Depreciation)	(32,279,720)	2,395,353
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,726,963)	12,023,912
Distributions
Investor Shares	(2,370)	(4,470)
ETF Shares	(148,188)	(191,121)
Admiral Shares	(232,052)	(332,583)
Institutional Shares	(154,028)	(236,015)
Institutional Plus Shares	(131,076)	(169,310)
Institutional Select Shares	(248,096)	(319,405)
Total Distributions	(915,810)	(1,252,904)
Capital Share Transactions
Investor Shares	(72,334)	(107,099)
ETF Shares	344,966	2,323,941
Admiral Shares	(1,252,838)	(743,562)
Institutional Shares	(1,209,959)	(1,373,546)
Institutional Plus Shares	(1,175,993)	3,042,375
Institutional Select Shares	3,290,411	(994,136)
Net Increase (Decrease) from Capital Share Transactions	(75,747)	2,147,973
Total Increase (Decrease)	(29,718,520)	12,918,981
Net Assets
Beginning of Period	108,714,875	95,795,894
End of Period	78,996,355	108,714,875

See accompanying Notes, which are an integral part of the Financial Statements.
40

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$138.80	$124.83	$95.66	$75.74	$84.80
Investment Operations
Net Investment Income[1]	1.280	1.216	.983	.962	1.193
Net Realized and Unrealized Gain (Loss) on Investments	(38.141)	14.134	29.401	20.089	(9.104)
Total from Investment Operations	(36.861)	15.350	30.384	21.051	(7.911)
Distributions
Dividends from Net Investment Income	(1.009)	(1.380)	(1.214)	(1.131)	(1.149)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.009)	(1.380)	(1.214)	(1.131)	(1.149)
Net Asset Value, End of Period	$100.93	$138.80	$124.83	$95.66	$75.74
Total Return[2]	-26.56%	12.31%	32.04%	27.87%	-9.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229	$399	$454	$455	$1,139
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.14%	0.87%	1.04%	1.09%	1.38%
Portfolio Turnover Rate[4]	11%	19%	19%	13%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$182.81	$164.43	$126.02	$99.77	$111.72
Investment Operations
Net Investment Income[1]	1.914	1.867	1.509	1.636	1.742
Net Realized and Unrealized Gain (Loss) on Investments	(50.278)	18.576	38.668	26.255	(12.036)
Total from Investment Operations	(48.364)	20.443	40.177	27.891	(10.294)
Distributions
Dividends from Net Investment Income	(1.526)	(2.063)	(1.767)	(1.641)	(1.656)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.526)	(2.063)	(1.767)	(1.641)	(1.656)
Net Asset Value, End of Period	$132.92	$182.81	$164.43	$126.02	$99.77
Total Return	-26.46%	12.44%	32.20%	28.04%	-9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,089	$17,593	$13,761	$8,119	$6,095
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.02%	1.20%	1.40%	1.50%
Portfolio Turnover Rate[3]	11%	19%	19%	13%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$138.70	$124.75	$95.61	$75.70	$84.76
Investment Operations
Net Investment Income[1]	1.437	1.408	1.112	1.236	1.307
Net Realized and Unrealized Gain (Loss) on Investments	(38.129)	14.106	29.367	19.918	(9.111)
Total from Investment Operations	(36.692)	15.514	30.479	21.154	(7.804)
Distributions
Dividends from Net Investment Income	(1.158)	(1.564)	(1.339)	(1.244)	(1.256)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.158)	(1.564)	(1.339)	(1.244)	(1.256)
Net Asset Value, End of Period	$100.85	$138.70	$124.75	$95.61	$75.70
Total Return[2]	-26.47%	12.45%	32.21%	28.03%	-9.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,012	$29,054	$26,784	$22,391	$17,644
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.01%	1.18%	1.39%	1.50%
Portfolio Turnover Rate[4]	11%	19%	19%	13%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$138.69	$124.74	$95.60	$75.69	$84.75
Investment Operations
Net Investment Income[1]	1.439	1.413	1.125	1.239	1.319
Net Realized and Unrealized Gain (Loss) on Investments	(38.120)	14.115	29.364	19.925	(9.113)
Total from Investment Operations	(36.681)	15.528	30.489	21.164	(7.794)
Distributions
Dividends from Net Investment Income	(1.169)	(1.578)	(1.349)	(1.254)	(1.266)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.169)	(1.578)	(1.349)	(1.254)	(1.266)
Net Asset Value, End of Period	$100.84	$138.69	$124.74	$95.60	$75.69
Total Return	-26.46%	12.47%	32.23%	28.05%	-9.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,983	$19,456	$18,659	$14,927	$12,443
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.01%	1.19%	1.40%	1.51%
Portfolio Turnover Rate[3]	11%	19%	19%	13%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$342.27	$307.85	$235.94	$186.80	$209.16
Investment Operations
Net Investment Income[1]	3.597	3.595	2.798	3.078	3.208
Net Realized and Unrealized Gain (Loss) on Investments	(94.104)	34.757	72.466	49.178	(22.426)
Total from Investment Operations	(90.507)	38.352	75.264	52.256	(19.218)
Distributions
Dividends from Net Investment Income	(2.913)	(3.932)	(3.354)	(3.116)	(3.142)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.913)	(3.932)	(3.354)	(3.116)	(3.142)
Net Asset Value, End of Period	$248.85	$342.27	$307.85	$235.94	$186.80
Total Return	-26.45%	12.48%	32.24%	28.07%	-9.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,446	$15,973	$11,665	$9,486	$7,559
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.04%	1.20%	1.41%	1.52%
Portfolio Turnover Rate[3]	11%	19%	19%	13%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$222.86	$200.45	$153.63	$121.63	$136.19
Investment Operations
Net Investment Income[1]	2.421	2.352	1.855	2.059	2.184
Net Realized and Unrealized Gain (Loss) on Investments	(61.319)	22.661	47.179	31.999	(14.655)
Total from Investment Operations	(58.898)	25.013	49.034	34.058	(12.471)
Distributions
Dividends from Net Investment Income	(1.922)	(2.603)	(2.214)	(2.058)	(2.089)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.922)	(2.603)	(2.214)	(2.058)	(2.089)
Net Asset Value, End of Period	$162.04	$222.86	$200.45	$153.63	$121.63
Total Return	-26.44%	12.50%	32.27%	28.09%	-9.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,239	$26,240	$24,472	$19,166	$13,390
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.05%	1.22%	1.44%	1.55%
Portfolio Turnover Rate[3]	11%	19%	19%	13%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
44

Extended Market Index Fund
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,
45

Extended Market Index Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,078,000, representing less than 0.01% of the fund’s net assets and 1.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $157,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
46

Extended Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	78,230,244	—	6,590	78,236,834
Preferred Stocks	140	—	—	140
Temporary Cash Investments	2,024,286	—	—	2,024,286
Total	80,254,670	—	6,590	80,261,260

Derivative Financial Instruments
Assets
Swap Contracts	—	2,158	—	2,158
Liabilities
Futures Contracts[1]	13,940	—	—	13,940
Swap Contracts	—	8,717	—	8,717
Total	13,940	8,717	—	22,657
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,072,438
Total Distributable Earnings (Loss)	(4,072,438)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the deferral of qualified late-year losses; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(4,466,238)
Qualified Late-Year Losses	(22,227)
Net Unrealized Gains (Losses)	1,442,122
47

Extended Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	915,810	1,252,904
Long-Term Capital Gains	—	—
Total	915,810	1,252,904
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,819,138
Gross Unrealized Appreciation	22,926,599
Gross Unrealized Depreciation	(21,484,477)
Net Unrealized Appreciation (Depreciation)	1,442,122
F.  During the year ended December 31, 2022, the fund purchased $17,888,595,000 of investment securities and sold $17,755,526,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,012,541,000 and $7,644,926,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $648,893,000 and sales were $1,043,802,000, resulting in net realized loss of $504,006,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,368	92	39,158	282
Issued in Lieu of Cash Distributions	2,370	23	4,470	33
Redeemed	(85,072)	(721)	(150,727)	(1,083)
Net Increase (Decrease)—Investor Shares	(72,334)	(606)	(107,099)	(768)
ETF Shares
Issued	7,785,642	54,535	15,985,886	87,247
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,440,676)	(52,300)	(13,661,945)	(74,700)
Net Increase (Decrease)—ETF Shares	344,966	2,235	2,323,941	12,547
Admiral Shares
Issued	2,057,224	18,437	3,642,653	26,360
Issued in Lieu of Cash Distributions	193,334	1,884	279,124	2,035
Redeemed	(3,503,396)	(31,355)	(4,665,339)	(33,620)
Net Increase (Decrease)—Admiral Shares	(1,252,838)	(11,034)	(743,562)	(5,225)
Institutional Shares
Issued	2,414,097	21,403	4,149,788	30,111
Issued in Lieu of Cash Distributions	143,746	1,400	221,019	1,611
Redeemed	(3,767,802)	(34,333)	(5,744,353)	(41,017)
Net Increase (Decrease)—Institutional Shares	(1,209,959)	(11,530)	(1,373,546)	(9,295)
48

Extended Market Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	3,581,013	13,375	5,116,528	14,794
Issued in Lieu of Cash Distributions	125,346	495	161,853	477
Redeemed	(4,882,352)	(18,563)	(2,236,006)	(6,495)
Net Increase (Decrease)—Institutional Plus Shares	(1,175,993)	(4,693)	3,042,375	8,776
Institutional Select Shares
Issued	4,415,226	25,617	1,654,421	7,468
Issued in Lieu of Cash Distributions	248,096	1,506	319,405	1,448
Redeemed	(1,372,911)	(7,624)	(2,967,962)	(13,263)
Net Increase (Decrease)—Institutional Select Shares	3,290,411	19,499	(994,136)	(4,347)
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
49

Mid-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Investor Shares	-18.80%	7.19%	10.96%	$28,289
Spliced Mid-Cap Index	-18.68	7.34	11.13	28,728
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Mid-Cap Index: MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	-18.68%	7.33%	11.10%	$28,650
Mid-Cap Index Fund ETF Shares Market Price	-18.69	7.32	11.10	28,641
Spliced Mid-Cap Index	-18.68	7.34	11.13	28,728
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Admiral Shares	-18.71%	7.32%	11.10%	$28,640
Spliced Mid-Cap Index	-18.68	7.34	11.13	28,728
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
50

Mid-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Mid-Cap Index Fund Institutional Shares	-18.70%	7.32%	11.11%	$14,335,635
Spliced Mid-Cap Index	-18.68	7.34	11.13	14,364,070
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Mid-Cap Index Fund Institutional Plus Shares	-18.69%	7.34%	11.12%	$287,070,500
Spliced Mid-Cap Index	-18.68	7.34	11.13	287,281,390
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	311,510,280
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Mid-Cap Index Fund ETF Shares Market Price	-18.69%	42.36%	186.41%
Mid-Cap Index Fund ETF Shares Net Asset Value	-18.68	42.40	186.50
Spliced Mid-Cap Index	-18.68	42.48	187.28
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
51

Mid-Cap Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	3.9%
Consumer Discretionary	13.0
Consumer Staples	5.0
Energy	6.7
Financials	13.0
Health Care	11.0
Industrials	15.7
Real Estate	9.0
Technology	13.1
Telecommunications	1.7
Utilities	7.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
52

Mid-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Basic Materials (3.9%)
	Nucor Corp.	5,970,654	786,992
	Fastenal Co.	13,333,531	630,943
	International Flavors & Fragrances Inc.	5,935,747	622,304
	Albemarle Corp.	2,727,514	591,489
	LyondellBasell Industries NV Class A	6,066,352	503,689
	CF Industries Holdings Inc.	4,570,081	389,371
	FMC Corp.	2,935,009	366,289
	Mosaic Co.	7,917,261	347,330
	Avery Dennison Corp.	1,882,779	340,783
	International Paper Co.	8,270,450	286,406
	Celanese Corp. Class A	2,269,151	231,998
	Eastman Chemical Co.	2,790,167	227,231
	Westlake Corp.	370,708	38,012
			5,362,837
Consumer Discretionary (12.9%)
*	Dollar Tree Inc.	4,891,177	691,808
	DR Horton Inc.	7,217,058	643,329
*	Copart Inc.	9,981,427	607,769
*	Aptiv plc	6,313,272	587,955
	Tractor Supply Co.	2,572,086	578,642
	Genuine Parts Co.	3,286,608	570,259
*	Ulta Beauty Inc.	1,192,678	559,449
	Lennar Corp. Class A	6,035,912	546,250
*	AutoZone Inc.	221,009	545,048
	eBay Inc.	12,635,686	524,002
*	Delta Air Lines Inc.	14,941,728	490,985
*	Southwest Airlines Co.	13,826,215	465,529
*	Trade Desk Inc. Class A	10,372,752	465,010
*	Chipotle Mexican Grill Inc. Class A	322,786	447,862
*	Take-Two Interactive Software Inc.	3,909,444	407,090
	Hilton Worldwide Holdings Inc.	3,150,012	398,035
	Darden Restaurants Inc.	2,851,101	394,393
	Omnicom Group Inc.	4,751,231	387,558
	Best Buy Co. Inc.	4,720,747	378,651
*	Etsy Inc.	2,928,576	350,785
	Garmin Ltd.	3,565,427	329,053
*	NVR Inc.	70,606	325,676
	LKQ Corp.	5,902,055	315,229
*	Expedia Group Inc.	3,509,246	307,410
*	Burlington Stores Inc.	1,515,901	307,364
*	United Airlines Holdings Inc.	7,597,457	286,424
	Domino's Pizza Inc.	825,200	285,849
*	Live Nation Entertainment Inc.	3,758,093	262,089
*	Royal Caribbean Cruises Ltd.	5,043,691	249,310
*	Warner Bros Discovery Inc.	25,468,365	241,440
	PulteGroup Inc.	5,297,576	241,199
	MGM Resorts International	7,143,820	239,532
	Rollins Inc.	6,298,074	230,132
	VF Corp.	8,131,783	224,518
*	CarMax Inc.	3,674,350	223,731
	BorgWarner Inc.	5,444,855	219,155
*	ROBLOX Corp. Class A	7,665,939	218,173
	Fox Corp. Class A	7,025,520	213,365
	News Corp. Class A	11,290,279	205,483
	Advance Auto Parts Inc.	1,377,839	202,584
		Shares	Market Value• ($000)
*	Caesars Entertainment Inc.	4,739,512	197,164
*	Las Vegas Sands Corp.	3,998,059	192,187
[1]	Paramount Global Class B	11,313,259	190,968
*,1	Carnival Corp.	23,286,340	187,688
	Hasbro Inc.	3,050,986	186,141
	Interpublic Group of Cos. Inc.	4,517,834	150,489
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,546,735	138,784
	Pool Corp.	431,327	130,403
	Vail Resorts Inc.	468,831	111,746
	Bath & Body Works Inc.	2,522,423	106,295
*	American Airlines Group Inc.	7,556,087	96,113
	Warner Music Group Corp. Class A	2,712,017	94,975
*,1	Lucid Group Inc.	13,676,289	93,409
	Whirlpool Corp.	633,668	89,639
	Fox Corp. Class B	3,081,254	87,662
	Lear Corp.	687,195	85,226
*,1	Chewy Inc. Class A	2,074,673	76,929
*	Endeavor Group Holdings Inc. Class A	3,028,922	68,272
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,726,256	67,859
[1]	Sirius XM Holdings Inc.	11,094,539	64,792
	Lennar Corp. Class B	212,879	15,919
	News Corp. Class B	355,310	6,552
[1]	Paramount Global Class A	194,789	3,820
			17,611,157
Consumer Staples (4.9%)
	Corteva Inc.	16,709,693	982,196
	Kroger Co.	14,996,913	668,562
	AmerisourceBergen Corp.	3,830,605	634,770
	Archer-Daniels-Midland Co.	6,394,988	593,775
	McCormick & Co. Inc. (Non-Voting)	5,835,914	483,739
	Church & Dwight Co. Inc.	5,679,812	457,850
	Conagra Brands Inc.	11,163,643	432,033
	Kellogg Co.	5,962,000	424,733
	Tyson Foods Inc. Class A	6,745,263	419,893
	Clorox Co.	2,869,068	402,616
	J M Smucker Co.	2,360,553	374,053
	Hormel Foods Corp.	5,900,359	268,761
	Campbell Soup Co.	4,530,702	257,117
	Lamb Weston Holdings Inc.	1,672,265	149,434
	Molson Coors Beverage Co. Class B	2,094,293	107,898
	Albertsons Cos. Inc. Class A	4,354,363	90,309
*	Olaplex Holdings Inc.	1,132,684	5,901
			6,753,640
Energy (6.7%)
	Devon Energy Corp.	15,213,883	935,806
	Hess Corp.	6,457,713	915,833
	Cheniere Energy Inc.	5,786,696	867,773
*	Enphase Energy Inc.	3,163,826	838,287
	Halliburton Co.	19,023,757	748,585
	Baker Hughes Co. Class A	23,313,074	688,435
	ONEOK Inc.	10,404,300	683,563
	Phillips 66	5,502,511	572,701
	Valero Energy Corp.	4,488,589	569,422
	Diamondback Energy Inc.	4,098,009	560,526
	Williams Cos. Inc.	14,187,288	466,762
	Coterra Energy Inc.	17,417,631	427,951
	Marathon Oil Corp.	14,791,666	400,410
53

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	71,634	167,927
*	Plug Power Inc.	13,554,251	167,666
	EQT Corp.	3,840,740	129,932
			9,141,579
Financials (12.9%)
	Arthur J Gallagher & Co.	4,906,543	925,080
	MSCI Inc. Class A	1,768,842	822,812
	Ameriprise Financial Inc.	2,477,073	771,286
	Discover Financial Services	6,363,409	622,532
	Willis Towers Watson plc	2,519,914	616,321
	M&T Bank Corp.	4,019,039	583,002
	T. Rowe Price Group Inc.	5,204,310	567,582
	Hartford Financial Services Group Inc.	7,406,758	561,654
	Nasdaq Inc.	9,150,283	561,370
	American International Group Inc.	8,650,306	547,045
	Fifth Third Bancorp	15,984,035	524,436
	First Republic Bank	4,259,714	519,217
*	Arch Capital Group Ltd.	8,183,063	513,733
	Apollo Global Management Inc.	7,997,748	510,176
	Raymond James Financial Inc.	4,507,604	481,638
	Principal Financial Group Inc.	5,698,143	478,188
	Huntington Bancshares Inc.	33,601,874	473,786
	Regions Financial Corp.	21,764,241	469,237
	State Street Corp.	5,871,308	455,437
	Citizens Financial Group Inc.	11,471,198	451,621
	Northern Trust Corp.	4,603,975	407,406
*	Markel Corp.	297,121	391,454
	KeyCorp	21,694,408	377,917
	Cincinnati Financial Corp.	3,662,038	374,956
	Broadridge Financial Solutions Inc.	2,735,849	366,959
	FactSet Research Systems Inc.	885,891	355,428
	W R Berkley Corp.	4,629,835	335,987
*	SVB Financial Group	1,374,357	316,295
	Cboe Global Markets Inc.	2,466,732	309,501
	Everest Re Group Ltd.	910,713	301,692
	Loews Corp.	4,692,860	273,735
	Ares Management Corp. Class A	3,629,203	248,383
	Equitable Holdings Inc.	8,604,649	246,953
	MarketAxess Holdings Inc.	831,405	231,871
	Annaly Capital Management Inc.	10,878,809	229,325
	Fidelity National Financial Inc.	6,011,504	226,153
	LPL Financial Holdings Inc.	879,199	190,056
	Franklin Resources Inc.	6,969,522	183,856
	Tradeweb Markets Inc. Class A	2,582,867	167,706
	Interactive Brokers Group Inc. Class A	2,272,490	164,415
	Brown & Brown Inc.	2,634,304	150,076
	Globe Life Inc.	1,017,827	122,699
*,1	Coinbase Global Inc. Class A	3,327,020	117,743
	Ally Financial Inc.	3,126,393	76,440
	Corebridge Financial Inc.	1,499,848	30,087
[1]	Rocket Cos. Inc. Class A	2,690,101	18,831
			17,672,077
Health Care (10.9%)
*	Centene Corp.	13,176,462	1,080,602
*	Dexcom Inc.	8,991,736	1,018,224
*	IQVIA Holdings Inc.	4,322,528	885,643
	ResMed Inc.	3,409,593	709,639
*	Alnylam Pharmaceuticals Inc.	2,863,949	680,617
	Zimmer Biomet Holdings Inc.	4,885,561	622,909
*	Horizon Therapeutics plc	5,276,312	600,444
*	Veeva Systems Inc. Class A	3,271,673	527,983
	Laboratory Corp. of America Holdings	2,063,495	485,912
*	Insulet Corp.	1,617,303	476,118
	Cardinal Health Inc.	6,105,078	469,297
*	Molina Healthcare Inc.	1,359,842	449,047
*	BioMarin Pharmaceutical Inc.	4,328,462	447,952
		Shares	Market Value• ($000)
	STERIS plc	2,325,065	429,416
*	Hologic Inc.	5,716,425	427,646
*	Seagen Inc.	3,243,617	416,837
	Quest Diagnostics Inc.	2,648,256	414,293
	PerkinElmer Inc.	2,942,444	412,589
	West Pharmaceutical Services Inc.	1,724,570	405,878
*	IDEXX Laboratories Inc.	962,879	392,816
	Cooper Cos. Inc.	1,149,754	380,189
*	Align Technology Inc.	1,725,533	363,915
*	Incyte Corp.	4,397,257	353,188
	Royalty Pharma plc Class A	8,718,426	344,552
*	Avantor Inc.	14,928,527	314,843
	Viatris Inc.	28,264,962	314,589
	Baxter International Inc.	5,873,020	299,348
	Teleflex Inc.	1,090,718	272,276
*	Henry Schein Inc.	3,151,909	251,743
*	Bio-Rad Laboratories Inc. Class A	489,164	205,689
*	Catalent Inc.	3,975,465	178,936
*	Charles River Laboratories International Inc.	591,535	128,895
	Universal Health Services Inc. Class B	708,644	99,841
*	DaVita Inc.	576,403	43,040
			14,904,906
Industrials (15.5%)
	Cintas Corp.	2,007,052	906,425
	Carrier Global Corp.	19,462,747	802,838
	TransDigm Group Inc.	1,202,627	757,234
*	Mettler-Toledo International Inc.	518,910	750,058
	AMETEK Inc.	5,345,430	746,864
	PACCAR Inc.	7,285,474	721,043
*	Keysight Technologies Inc.	4,154,779	710,758
	Rockwell Automation Inc.	2,673,673	688,658
	Old Dominion Freight Line Inc.	2,314,775	656,887
	Verisk Analytics Inc. Class A	3,640,581	642,271
	Ferguson plc	4,881,843	619,848
	WW Grainger Inc.	1,058,767	588,939
*	United Rentals Inc.	1,614,028	573,658
	Equifax Inc.	2,851,156	554,151
	Fortive Corp.	8,238,358	529,315
	Vulcan Materials Co.	2,940,023	514,827
	Ingersoll Rand Inc.	9,429,465	492,690
	Martin Marietta Materials Inc.	1,445,849	488,654
	Quanta Services Inc.	3,327,119	474,114
*	Waters Corp.	1,383,593	473,991
	Xylem Inc.	4,197,225	464,087
	Dover Corp.	3,263,672	441,934
*	Teledyne Technologies Inc.	1,091,676	436,572
	Westinghouse Air Brake Technologies Corp.	4,017,547	400,991
	Expeditors International of Washington Inc.	3,707,105	385,242
	Otis Worldwide Corp.	4,843,437	379,290
	Ball Corp.	7,313,358	374,005
	Jacobs Solutions Inc.	2,943,734	353,454
	Synchrony Financial	10,476,722	344,265
	Textron Inc.	4,854,610	343,706
	JB Hunt Transport Services Inc.	1,926,054	335,827
	Global Payments Inc.	3,150,846	312,942
*	Zebra Technologies Corp. Class A	1,203,492	308,587
*	FleetCor Technologies Inc.	1,629,238	299,258
*	Trimble Inc.	5,734,781	289,951
	Snap-on Inc.	1,236,010	282,416
	Packaging Corp. of America	2,151,718	275,226
	Stanley Black & Decker Inc.	3,559,103	267,360
	TransUnion	4,492,874	254,971
*	Bill.com Holdings Inc.	2,334,332	254,349
	CH Robinson Worldwide Inc.	2,737,169	250,615
	Masco Corp.	5,244,237	244,749
	Crown Holdings Inc.	2,789,135	229,295
	Westrock Co.	5,917,099	208,045

54

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	HEICO Corp. Class A	1,717,637	205,859
	Jack Henry & Associates Inc.	848,157	148,902
	Hubbell Inc. Class B	624,410	146,537
	HEICO Corp.	950,748	146,073
	Fortune Brands Innovations Inc.	1,510,859	86,285
*	Generac Holdings Inc.	736,934	74,180
			21,238,196
Real Estate (8.9%)
	Realty Income Corp.	14,583,152	925,009
*	CoStar Group Inc.	9,467,110	731,618
	Welltower Inc.	10,998,583	720,957
	SBA Communications Corp. Class A	2,513,283	704,498
	Digital Realty Trust Inc.	6,695,011	671,309
	VICI Properties Inc.	20,563,605	666,261
	Alexandria Real Estate Equities Inc.	3,821,372	556,659
*	CBRE Group Inc. Class A	6,993,958	538,255
	Weyerhaeuser Co.	17,135,294	531,194
	AvalonBay Communities Inc.	3,257,386	526,133
	Equity Residential	8,360,051	493,243
	Extra Space Storage Inc.	3,118,893	459,039
	Simon Property Group Inc.	3,807,499	447,305
	Invitation Homes Inc.	14,240,569	422,090
	Mid-America Apartment Communities Inc.	2,685,195	421,549
	Ventas Inc.	9,310,779	419,451
	Sun Communities Inc.	2,880,822	411,958
	WP Carey Inc.	4,846,568	378,759
	Iron Mountain Inc.	6,773,637	337,666
	Essex Property Trust Inc.	1,505,709	319,090
	Healthpeak Properties Inc.	12,499,462	313,362
	UDR Inc.	7,569,829	293,179
	Camden Property Trust	2,477,121	277,140
	Boston Properties Inc.	3,280,519	221,697
	Host Hotels & Resorts Inc.	8,313,278	133,428
	Regency Centers Corp.	1,989,580	124,349
*	Zillow Group Inc. Class C	3,654,166	117,701
*	Zillow Group Inc. Class A	918,943	28,680
			12,191,579
Technology (13.0%)
	Amphenol Corp. Class A	13,837,722	1,053,604
*	Cadence Design Systems Inc.	6,386,050	1,025,855
	Microchip Technology Inc.	12,801,213	899,285
*	ON Semiconductor Corp.	10,068,154	627,951
*	Gartner Inc.	1,747,842	587,520
	Corning Inc.	17,723,123	566,077
	CDW Corp.	3,152,154	562,912
*	ANSYS Inc.	2,029,775	490,373
	Hewlett Packard Enterprise Co.	29,966,148	478,260
*	Datadog Inc. Class A	6,123,770	450,097
*	Atlassian Corp. Class A	3,453,288	444,369
*	VeriSign Inc.	2,095,442	430,488
*	EPAM Systems Inc.	1,272,612	417,086
*	Fortinet Inc.	7,734,457	378,138
*	Paycom Software Inc.	1,186,315	368,125
	Marvell Technology Inc.	9,936,966	368,065
	Monolithic Power Systems Inc.	1,038,863	367,352
	Skyworks Solutions Inc.	3,724,229	339,389
*	Pinterest Inc. Class A	13,662,358	331,722
*	Zoom Video Communications Inc. Class A	4,864,790	329,541
*	DoorDash Inc. Class A	6,698,305	327,011
*	Splunk Inc.	3,791,654	326,424
	Teradyne Inc.	3,621,810	316,365
*	Tyler Technologies Inc.	968,260	312,177
*	HubSpot Inc.	1,075,842	311,058
*	Akamai Technologies Inc.	3,656,394	308,234
	NetApp Inc.	5,054,434	303,569
*	MongoDB Inc. Class A	1,517,763	298,756
		Shares	Market Value• ($000)
*	Cloudflare Inc. Class A	6,288,733	284,314
	Gen Digital Inc.	12,906,701	276,591
*	Match Group Inc.	6,512,463	270,202
*	GoDaddy Inc. Class A	3,605,780	269,784
	SS&C Technologies Holdings Inc.	4,979,120	259,213
*	DocuSign Inc. Class A	4,614,723	255,748
*	Palantir Technologies Inc. Class A	38,853,490	249,439
	Seagate Technology Holdings plc	4,574,349	240,657
*	ZoomInfo Technologies Inc. Class A	7,978,169	240,223
*	Western Digital Corp.	7,386,321	233,038
*	Okta Inc. Class A	3,354,589	229,219
*	Zscaler Inc.	2,011,988	225,141
*	Qorvo Inc.	2,357,625	213,695
*	Black Knight Inc.	3,446,687	212,833
*	Snap Inc. Class A	23,698,058	212,098
*,1	Unity Software Inc.	7,205,118	205,994
*	Twilio Inc. Class A	4,058,186	198,689
	Bentley Systems Inc. Class B	5,148,996	190,307
	Leidos Holdings Inc.	1,589,224	167,171
*	F5 Inc.	701,870	100,725
*	Dropbox Inc. Class A	3,097,329	69,318
*	Toast Inc. Class A	3,499,355	63,093
*	UiPath Inc. Class A	3,531,873	44,890
*	AppLovin Corp. Class A	2,045,013	21,534
			17,753,719
Telecommunications (1.7%)
	Motorola Solutions Inc.	3,890,803	1,002,699
*	Arista Networks Inc.	5,334,861	647,385
*	Liberty Broadband Corp. Class C	2,812,634	214,520
	Juniper Networks Inc.	3,773,473	120,600
*	Roku Inc. Class A	2,833,328	115,316
*	DISH Network Corp. Class A	5,776,746	81,106
	Lumen Technologies Inc.	12,033,956	62,817
*	Liberty Broadband Corp. Class A	372,630	28,264
			2,272,707
Utilities (7.8%)
*	PG&E Corp.	48,770,608	793,010
	Waste Connections Inc.	5,980,703	792,802
	Consolidated Edison Inc.	8,251,634	786,463
	WEC Energy Group Inc.	7,342,443	688,427
	Eversource Energy	8,107,979	679,773
	Constellation Energy Corp.	7,604,175	655,556
	American Water Works Co. Inc.	4,232,778	645,160
	Edison International	8,890,832	565,635
	Ameren Corp.	6,001,240	533,630
	Entergy Corp.	4,737,948	533,019
	FirstEnergy Corp.	12,647,964	530,456
	PPL Corp.	16,265,897	475,290
	DTE Energy Co.	3,835,632	450,802
	AES Corp.	15,557,457	447,432
	CenterPoint Energy Inc.	14,660,476	439,668
	CMS Energy Corp.	6,760,972	428,172
	Evergy Inc.	5,336,082	335,800
	Alliant Energy Corp.	5,837,031	322,263
	NiSource Inc.	9,443,942	258,953
	Vistra Corp.	9,253,762	214,687
	Avangrid Inc.	1,798,079	77,281
			10,654,279
Total Common Stocks (Cost $102,085,908)			135,556,676

55

Mid-Cap Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund, 4.334% (Cost $1,505,415)	15,059,457	1,505,795
Total Investments (100.2%) (Cost $103,591,323)		137,062,471
Other Assets and Liabilities—Net (-0.2%)		(297,690)
Net Assets (100%)		136,764,781
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $427,348,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $445,226,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	2,770	245,270	(4,405)
E-mini S&P 500 Index	March 2023	1,932	372,972	(8,202)
E-mini S&P Mid-Cap 400 Index	March 2023	1,111	271,373	(4,124)
				(16,731)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/23	GSI	1,323	(4.329)	18	—
CRSP US Mid Cap TR Index	8/31/23	BANA	91,837	(4.515)	—	(5,543)
DocuSign Inc. Class A	8/31/23	BANA	2,542	(4.115)	443	—
Hormel Foods Corp.	1/31/23	GSI	20,561	(4.329)	—	(90)
Palantir Technologies Inc. Class A	8/31/23	BANA	2,010	(4.115)	—	(296)
Sirius XM Holdings Inc.	1/31/23	GSI	14,776	(4.329)	—	(341)
State Street Corp.	8/30/24	BANA	163,324	(4.715)	—	(3,630)
State Street Corp.	8/30/24	BANA	9,560	(4.715)	—	(213)
State Street Corp.	8/30/24	BANA	5,975	(4.715)	—	(133)
VICI Properties Inc.	8/31/23	BANA	90,630	(4.665)	—	(4,075)
					461	(14,321)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $102,085,908)	135,556,676
Affiliated Issuers (Cost $1,505,415)	1,505,795
Total Investments in Securities	137,062,471
Investment in Vanguard	5,251
Cash	30,045
Cash Collateral Pledged—Futures Contracts	54,625
Cash Collateral Pledged—Over-the-Counter Swap Contracts	13,559
Receivables for Investment Securities Sold	5,063
Receivables for Accrued Income	235,094
Receivables for Capital Shares Issued	54,303
Unrealized Appreciation—Over-the-Counter Swap Contracts	461
Total Assets	137,460,872
Liabilities
Payables for Investment Securities Purchased	29,451
Collateral for Securities on Loan	445,226
Payables for Capital Shares Redeemed	200,908
Payables to Vanguard	2,594
Variation Margin Payable—Futures Contracts	3,591
Unrealized Depreciation—Over-the-Counter Swap Contracts	14,321
Total Liabilities	696,091
Net Assets	136,764,781
1 Includes $427,348,000 of securities on loan.
57

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	118,684,872
Total Distributable Earnings (Loss)	18,079,909
Net Assets	136,764,781

Investor Shares—Net Assets
Applicable to 8,547,059 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	475,758
Net Asset Value Per Share—Investor Shares	$55.66

ETF Shares—Net Assets
Applicable to 244,609,287 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,860,521
Net Asset Value Per Share—ETF Shares	$203.84

Admiral Shares—Net Assets
Applicable to 203,396,544 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,351,897
Net Asset Value Per Share—Admiral Shares	$252.47

Institutional Shares—Net Assets
Applicable to 362,742,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,230,995
Net Asset Value Per Share—Institutional Shares	$55.77

Institutional Plus Shares—Net Assets
Applicable to 53,972,998 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,845,610
Net Asset Value Per Share—Institutional Plus Shares	$275.06

See accompanying Notes, which are an integral part of the Financial Statements.
58

Mid-Cap Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	2,201,173
Interest[2]	13,756
Securities Lending—Net	32,877
Total Income	2,247,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,547
Management and Administrative—Investor Shares	896
Management and Administrative—ETF Shares	15,465
Management and Administrative—Admiral Shares	23,517
Management and Administrative—Institutional Shares	7,622
Management and Administrative—Institutional Plus Shares	3,861
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—ETF Shares	2,654
Marketing and Distribution—Admiral Shares	2,151
Marketing and Distribution—Institutional Shares	628
Marketing and Distribution—Institutional Plus Shares	374
Custodian Fees	235
Auditing Fees	35
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	1,282
Shareholders’ Reports—Admiral Shares	623
Shareholders’ Reports—Institutional Shares	230
Shareholders’ Reports—Institutional Plus Shares	92
Trustees’ Fees and Expenses	53
Other Expenses	134
Total Expenses	62,429
Expenses Paid Indirectly	(147)
Net Expenses	62,282
Net Investment Income	2,185,524
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,968,793
Futures Contracts	(99,355)
Swap Contracts	(15,892)
Realized Net Gain (Loss)	2,853,546
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(36,616,166)
Futures Contracts	(16,738)
Swap Contracts	(29,599)
Change in Unrealized Appreciation (Depreciation)	(36,662,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,623,433)
1	Dividends are net of foreign withholding taxes of $860,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,366,000, ($276,000), $4,000, and $272,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $10,314,164,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,185,524	1,763,819
Realized Net Gain (Loss)	2,853,546	12,682,950
Change in Unrealized Appreciation (Depreciation)	(36,662,503)	18,190,970
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,623,433)	32,637,739
Distributions
Investor Shares	(7,365)	(9,018)
ETF Shares	(779,343)	(617,083)
Admiral Shares	(818,365)	(728,126)
Institutional Shares	(331,945)	(304,735)
Institutional Plus Shares	(235,283)	(201,610)
Total Distributions	(2,172,301)	(1,860,572)
Capital Share Transactions
Investor Shares	(126,905)	(268,407)
ETF Shares	3,900,034	6,295,046
Admiral Shares	(830,405)	(452,497)
Institutional Shares	(1,758,614)	(72,833)
Institutional Plus Shares	710,097	(563,005)
Net Increase (Decrease) from Capital Share Transactions	1,894,207	4,938,304
Total Increase (Decrease)	(31,901,527)	35,715,471
Net Assets
Beginning of Period	168,666,308	132,950,837
End of Period	136,764,781	168,666,308

See accompanying Notes, which are an integral part of the Financial Statements.
60

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$69.54	$56.52	$48.64	$37.71	$42.23
Investment Operations
Net Investment Income[1]	.807	.652	.698	.577	.640
Net Realized and Unrealized Gain (Loss) on Investments	(13.875)	13.065	7.937	11.018	(4.528)
Total from Investment Operations	(13.068)	13.717	8.635	11.595	(3.888)
Distributions
Dividends from Net Investment Income	(.812)	(.697)	(.755)	(.665)	(.632)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.812)	(.697)	(.755)	(.665)	(.632)
Net Asset Value, End of Period	$55.66	$69.54	$56.52	$48.64	$37.71
Total Return[2]	-18.80%	24.36%	18.10%	30.86%	-9.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$476	$740	$834	$877	$3,043
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.02%	1.49%	1.31%	1.49%
Portfolio Turnover Rate[4]	12%	16%	26%	15%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$254.69	$207.00	$178.14	$138.08	$154.65
Investment Operations
Net Investment Income[1]	3.302	2.741	2.772	2.663	2.535
Net Realized and Unrealized Gain (Loss) on Investments	(50.886)	47.811	29.084	40.043	(16.584)
Total from Investment Operations	(47.584)	50.552	31.856	42.706	(14.049)
Distributions
Dividends from Net Investment Income	(3.266)	(2.862)	(2.996)	(2.646)	(2.521)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.266)	(2.862)	(2.996)	(2.646)	(2.521)
Net Asset Value, End of Period	$203.84	$254.69	$207.00	$178.14	$138.08
Total Return	-18.68%	24.52%	18.22%	31.04%	-9.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,861	$57,774	$41,587	$29,014	$21,261
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.16%	1.61%	1.62%	1.62%
Portfolio Turnover Rate[3]	12%	16%	26%	15%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$315.46	$256.40	$220.66	$171.04	$191.55
Investment Operations
Net Investment Income[1]	4.028	3.333	3.418	3.296	3.135
Net Realized and Unrealized Gain (Loss) on Investments	(63.000)	59.242	36.010	49.578	(20.539)
Total from Investment Operations	(58.972)	62.575	39.428	52.874	(17.404)
Distributions
Dividends from Net Investment Income	(4.018)	(3.515)	(3.688)	(3.254)	(3.106)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.018)	(3.515)	(3.688)	(3.254)	(3.106)
Net Asset Value, End of Period	$252.47	$315.46	$256.40	$220.66	$171.04
Total Return[2]	-18.71%	24.51%	18.24%	31.03%	-9.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,352	$65,118	$53,301	$47,640	$34,754
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.14%	1.61%	1.62%	1.61%
Portfolio Turnover Rate[4]	12%	16%	26%	15%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$69.69	$56.64	$48.74	$37.78	$42.32
Investment Operations
Net Investment Income[1]	.893	.743	.759	.727	.697
Net Realized and Unrealized Gain (Loss) on Investments	(13.919)	13.090	7.961	10.957	(4.547)
Total from Investment Operations	(13.026)	13.833	8.720	11.684	(3.850)
Distributions
Dividends from Net Investment Income	(.894)	(.783)	(.820)	(.724)	(.690)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.894)	(.783)	(.820)	(.724)	(.690)
Net Asset Value, End of Period	$55.77	$69.69	$56.64	$48.74	$37.78
Total Return	-18.70%	24.53%	18.26%	31.04%	-9.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,231	$27,312	$22,291	$20,425	$16,524
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.15%	1.62%	1.62%	1.62%
Portfolio Turnover Rate[3]	12%	16%	26%	15%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$343.68	$279.34	$240.40	$186.34	$208.69
Investment Operations
Net Investment Income[1]	4.458	3.688	3.774	3.598	3.464
Net Realized and Unrealized Gain (Loss) on Investments	(68.641)	64.544	39.230	54.052	(22.388)
Total from Investment Operations	(64.183)	68.232	43.004	57.650	(18.924)
Distributions
Dividends from Net Investment Income	(4.437)	(3.892)	(4.064)	(3.590)	(3.426)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.437)	(3.892)	(4.064)	(3.590)	(3.426)
Net Asset Value, End of Period	$275.06	$343.68	$279.34	$240.40	$186.34
Total Return	-18.69%	24.53%	18.27%	31.06%	-9.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,846	$17,723	$14,937	$13,612	$11,426
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.16%	1.63%	1.62%	1.63%
Portfolio Turnover Rate[3]	12%	16%	26%	15%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their
64

Mid-Cap Index Fund
financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to
65

Mid-Cap Index Fund
the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $5,251,000, representing less than 0.01% of the fund’s net assets and 2.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $147,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
66

Mid-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	135,556,676	—	—	135,556,676
Temporary Cash Investments	1,505,795	—	—	1,505,795
Total	137,062,471	—	—	137,062,471

Derivative Financial Instruments
Assets
Swap Contracts	—	461	—	461
Liabilities
Futures Contracts[1]	16,731	—	—	16,731
Swap Contracts	—	14,321	—	14,321
Total	16,731	14,321	—	31,052
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	10,313,200
Total Distributable Earnings (Loss)	(10,313,200)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	16,735
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(15,297,730)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	33,360,904
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	2,172,301	1,860,572
Long-Term Capital Gains	—	—
Total	2,172,301	1,860,572
*	Includes short-term capital gains, if any.
67

Mid-Cap Index Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	103,701,567
Gross Unrealized Appreciation	44,283,191
Gross Unrealized Depreciation	(10,922,287)
Net Unrealized Appreciation (Depreciation)	33,360,904
F.  During the year ended December 31, 2022, the fund purchased $36,608,792,000 of investment securities and sold $35,473,087,000 of investment securities, other than temporary cash investments. Purchases and sales include $19,618,525,000 and $17,719,773,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $885,533,000 and sales were $4,479,365,000, resulting in net realized loss of $6,104,603,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	38,431	646	57,093	901
Issued in Lieu of Cash Distributions	7,365	130	9,018	140
Redeemed	(172,701)	(2,864)	(334,518)	(5,165)
Net Increase (Decrease)—Investor Shares	(126,905)	(2,088)	(268,407)	(4,124)
ETF Shares
Issued	22,366,377	104,145	23,926,059	100,340
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(18,466,343)	(86,375)	(17,631,013)	(74,400)
Net Increase (Decrease)—ETF Shares	3,900,034	17,770	6,295,046	25,940
Admiral Shares
Issued	6,210,546	23,079	8,108,777	28,148
Issued in Lieu of Cash Distributions	713,328	2,783	628,000	2,134
Redeemed	(7,754,279)	(28,889)	(9,189,274)	(31,741)
Net Increase (Decrease)—Admiral Shares	(830,405)	(3,027)	(452,497)	(1,459)
Institutional Shares
Issued	3,105,126	52,367	4,726,431	73,690
Issued in Lieu of Cash Distributions	306,818	5,408	282,871	4,349
Redeemed	(5,170,558)	(86,962)	(5,082,135)	(79,672)
Net Increase (Decrease)—Institutional Shares	(1,758,614)	(29,187)	(72,833)	(1,633)
Institutional Plus Shares
Issued	2,083,499	7,084	1,743,703	5,449
Issued in Lieu of Cash Distributions	233,744	837	200,859	626
Redeemed	(1,607,146)	(5,516)	(2,507,567)	(7,981)
Net Increase (Decrease)—Institutional Plus Shares	710,097	2,405	(563,005)	(1,906)
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
68

Mid-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Investor Shares	-28.93%	7.68%	10.76%	$27,796
Spliced Mid-Cap Growth Index	-28.83	7.86	10.94	28,236
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	-28.84%	7.81%	10.90%	$28,147
Mid-Cap Growth Index Fund ETF Shares Market Price	-28.84	7.81	10.90	28,141
Spliced Mid-Cap Growth Index	-28.83	7.86	10.94	28,236
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Admiral Shares	-28.84%	7.81%	10.90%	$28,148
Spliced Mid-Cap Growth Index	-28.83	7.86	10.94	28,236
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
69

Mid-Cap Growth Index Fund
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Mid-Cap Growth Index Fund ETF Shares Market Price	-28.84%	45.64%	181.41%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	-28.84	45.67	181.47
Spliced Mid-Cap Growth Index	-28.83	45.97	182.36
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
70

Mid-Cap Growth Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	2.8%
Consumer Discretionary	13.7
Consumer Staples	1.4
Energy	9.2
Financials	6.2
Health Care	14.8
Industrials	17.3
Real Estate	7.3
Technology	22.8
Telecommunications	3.2
Utilities	1.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
71

Mid-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.8%)
	Fastenal Co.	3,906,172	184,840
	Albemarle Corp.	798,975	173,266
	Mosaic Co.	2,322,058	101,868
	FMC Corp.	429,542	53,607
			513,581
Consumer Discretionary (13.7%)
*	Copart Inc.	2,923,498	178,012
*	Aptiv plc	1,847,852	172,090
	Tractor Supply Co.	753,355	169,482
*	Ulta Beauty Inc.	349,329	163,860
*	AutoZone Inc.	64,726	159,626
*	Trade Desk Inc. Class A	3,036,818	136,141
*	Chipotle Mexican Grill Inc. Class A	94,528	131,157
*	Take-Two Interactive Software Inc.	1,144,514	119,178
	Hilton Worldwide Holdings Inc.	922,247	116,535
*	Etsy Inc.	857,191	102,674
*	NVR Inc.	20,706	95,508
	LKQ Corp.	1,731,010	92,453
*	Burlington Stores Inc.	444,600	90,147
*	Expedia Group Inc.	1,026,856	89,953
	Domino's Pizza Inc.	241,420	83,628
*	Live Nation Entertainment Inc.	1,102,180	76,866
*	Royal Caribbean Cruises Ltd.	1,479,274	73,121
	MGM Resorts International	2,095,174	70,251
	Rollins Inc.	1,847,257	67,499
*	ROBLOX Corp. Class A	2,248,440	63,991
*	Caesars Entertainment Inc.	1,390,149	57,830
*	Las Vegas Sands Corp.	1,172,605	56,367
	Pool Corp.	126,502	38,245
	Vail Resorts Inc.	137,500	32,773
	Warner Music Group Corp. Class A	795,302	27,851
[1]	Sirius XM Holdings Inc.	3,981,453	23,252
*,1	Chewy Inc. Class A	608,222	22,553
*	Endeavor Group Holdings Inc. Class A	888,511	20,027
			2,531,070
Consumer Staples (1.3%)
	Church & Dwight Co. Inc.	1,663,164	134,068
	McCormick & Co. Inc. (Non-Voting)	854,544	70,833
	Lamb Weston Holdings Inc.	490,462	43,828
*	Olaplex Holdings Inc.	332,673	1,733
			250,462
Energy (9.2%)
	Devon Energy Corp.	4,458,190	274,224
	Hess Corp.	1,892,385	268,378
	Cheniere Energy Inc.	1,695,846	254,309
*	Enphase Energy Inc.	926,993	245,616
	Diamondback Energy Inc.	1,200,294	164,176
	Coterra Energy Inc.	5,108,422	125,514
	Marathon Oil Corp.	4,331,112	117,243
	Halliburton Co.	2,786,764	109,659
	Texas Pacific Land Corp.	21,018	49,271
*,1	Plug Power Inc.	3,975,323	49,175
	EQT Corp.	1,126,454	38,108
			1,695,673
		Shares	Market Value• ($000)
Financials (6.2%)
	MSCI Inc. Class A	518,044	240,979
	Apollo Global Management Inc.	2,341,766	149,381
	Broadridge Financial Solutions Inc.	802,395	107,625
	FactSet Research Systems Inc.	259,828	104,246
	First Republic Bank	623,761	76,030
	Ares Management Corp. Class A	1,064,441	72,850
	MarketAxess Holdings Inc.	243,847	68,006
*	Markel Corp.	43,572	57,406
	LPL Financial Holdings Inc.	257,865	55,743
	Tradeweb Markets Inc. Class A	757,541	49,187
	Interactive Brokers Group Inc. Class A	666,504	48,222
*	SVB Financial Group	201,539	46,382
	Brown & Brown Inc.	772,620	44,016
*,1	Coinbase Global Inc. Class A	975,790	34,533
			1,154,606
Health Care (14.8%)
*	Dexcom Inc.	2,634,258	298,303
*	IQVIA Holdings Inc.	1,266,736	259,542
	ResMed Inc.	999,010	207,924
*	Alnylam Pharmaceuticals Inc.	839,047	199,399
*	Horizon Therapeutics plc	1,545,546	175,883
*	Veeva Systems Inc. Class A	958,310	154,652
*	Insulet Corp.	473,636	139,434
*	Molina Healthcare Inc.	398,285	131,522
*	BioMarin Pharmaceutical Inc.	1,267,482	131,172
*	Seagen Inc.	949,669	122,042
	West Pharmaceutical Services Inc.	504,900	118,828
*	IDEXX Laboratories Inc.	282,401	115,208
	Cooper Cos. Inc.	336,534	111,282
*	Align Technology Inc.	506,083	106,733
*	Incyte Corp.	1,289,683	103,587
*	Avantor Inc.	4,368,114	92,124
	STERIS plc	340,391	62,867
	PerkinElmer Inc.	430,733	60,397
*	Bio-Rad Laboratories Inc. Class A	143,471	60,328
*	Catalent Inc.	1,165,965	52,480
*	Charles River Laboratories International Inc.	173,494	37,804
			2,741,511
Industrials (17.3%)
	Cintas Corp.	588,654	265,848
	TransDigm Group Inc.	352,288	221,818
*	Mettler-Toledo International Inc.	152,045	219,774
	AMETEK Inc.	1,566,210	218,831
	Old Dominion Freight Line Inc.	678,130	192,440
	Verisk Analytics Inc. Class A	1,066,556	188,162
	Equifax Inc.	835,055	162,301
	Vulcan Materials Co.	861,096	150,787
	Martin Marietta Materials Inc.	423,453	143,114
	Quanta Services Inc.	974,580	138,878
*	Waters Corp.	405,156	138,798
	Xylem Inc.	1,229,097	135,901
*	Teledyne Technologies Inc.	319,657	127,834
	JB Hunt Transport Services Inc.	564,895	98,495
*	Zebra Technologies Corp. Class A	352,108	90,284
*	FleetCor Technologies Inc.	477,831	87,768
	WW Grainger Inc.	155,073	86,259
72

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Trimble Inc.	1,681,951	85,039
*	Bill.com Holdings Inc.	684,637	74,598
	TransUnion	1,314,190	74,580
	Masco Corp.	1,538,065	71,782
	HEICO Corp. Class A	503,809	60,382
	Ball Corp.	1,070,448	54,743
	Jack Henry & Associates Inc.	248,755	43,671
	HEICO Corp.	278,820	42,838
*	Generac Holdings Inc.	216,164	21,759
			3,196,684
Real Estate (7.3%)
	Realty Income Corp.	4,277,162	271,300
*	CoStar Group Inc.	2,773,606	214,344
	SBA Communications Corp. Class A	736,317	206,397
	Extra Space Storage Inc.	913,335	134,425
	Invitation Homes Inc.	4,169,772	123,592
	Sun Communities Inc.	844,923	120,824
	Welltower Inc.	1,611,284	105,620
	Digital Realty Trust Inc.	980,439	98,309
	Camden Property Trust	363,247	40,640
*	Zillow Group Inc. Class C	1,064,542	34,289
*	Zillow Group Inc. Class A	277,028	8,646
			1,358,386
Technology (22.8%)
	Amphenol Corp. Class A	4,058,504	309,014
*	Cadence Design Systems Inc.	1,870,818	300,528
	Microchip Technology Inc.	3,751,034	263,510
*	ON Semiconductor Corp.	2,949,108	183,936
*	Gartner Inc.	511,993	172,101
*	ANSYS Inc.	594,096	143,528
*	Datadog Inc. Class A	1,792,581	131,755
*	Atlassian Corp. Class A	1,011,206	130,122
*	VeriSign Inc.	614,567	126,257
*	EPAM Systems Inc.	372,626	122,124
*	Fortinet Inc.	2,264,387	110,706
*	Paycom Software Inc.	347,933	107,967
	Marvell Technology Inc.	2,907,330	107,687
	Monolithic Power Systems Inc.	304,135	107,545
	Skyworks Solutions Inc.	1,092,279	99,539
*	Pinterest Inc. Class A	4,007,059	97,291
*	Zoom Video Communications Inc. Class A	1,424,025	96,463
*	DoorDash Inc. Class A	1,964,576	95,911
*	Splunk Inc.	1,109,660	95,531
	Teradyne Inc.	1,062,242	92,787
*	Tyler Technologies Inc.	283,979	91,558
*	HubSpot Inc.	314,720	90,995
*	Akamai Technologies Inc.	1,072,371	90,401
*	MongoDB Inc. Class A	445,148	87,623
		Shares	Market Value• ($000)
*	Cloudflare Inc. Class A	1,844,432	83,387
*	GoDaddy Inc. Class A	1,057,531	79,124
*	Match Group Inc.	1,904,834	79,032
*	DocuSign Inc. Class A	1,369,294	75,886
*	Palantir Technologies Inc. Class A	11,473,997	73,663
*	ZoomInfo Technologies Inc. Class A	2,339,972	70,457
*	Okta Inc. Class A	983,847	67,226
*	Zscaler Inc.	590,104	66,033
*	Black Knight Inc.	1,010,881	62,422
*	Snap Inc. Class A	6,950,350	62,206
*,1	Unity Software Inc.	2,113,488	60,425
*	Twilio Inc. Class A	1,190,223	58,273
	Bentley Systems Inc. Class B	1,510,142	55,815
*	Dropbox Inc. Class A	908,807	20,339
*	Toast Inc. Class A	1,026,650	18,510
*	UiPath Inc. Class A	1,035,236	13,158
*,1	AppLovin Corp. Class A	600,622	6,325
			4,207,160
Telecommunications (3.2%)
	Motorola Solutions Inc.	1,140,316	293,871
*	Arista Networks Inc.	1,562,991	189,669
*	Liberty Broadband Corp. Class C	824,516	62,886
*	Roku Inc. Class A	830,947	33,819
*	Liberty Broadband Corp. Class A	109,611	8,314
			588,559
Utilities (1.3%)
	Waste Connections Inc.	1,754,100	232,523
Total Common Stocks (Cost $16,073,132)			18,470,215
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.334% (Cost $114,172)	1,142,083	114,197
Total Investments (100.5%) (Cost $16,187,304)			18,584,412
Other Assets and Liabilities—Net (-0.5%)			(100,762)
Net Assets (100%)			18,483,650
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $100,691,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $104,082,000 was received for securities on loan.

73

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	36	6,950	(117)
E-mini S&P Mid-Cap 400 Index	March 2023	41	10,014	(122)
				(239)

See accompanying Notes, which are an integral part of the Financial Statements.
74

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,073,132)	18,470,215
Affiliated Issuers (Cost $114,172)	114,197
Total Investments in Securities	18,584,412
Investment in Vanguard	718
Cash	3,803
Cash Collateral Pledged—Futures Contracts	940
Receivables for Investment Securities Sold	17,084
Receivables for Accrued Income	8,593
Receivables for Capital Shares Issued	7,628
Total Assets	18,623,178
Liabilities
Payables for Investment Securities Purchased	4,865
Collateral for Securities on Loan	104,082
Payables for Capital Shares Redeemed	29,934
Payables to Vanguard	573
Variation Margin Payable—Futures Contracts	74
Total Liabilities	139,528
Net Assets	18,483,650
1 Includes $100,691,000 of securities on loan.
At December 31, 2022, net assets consisted of:

Paid-in Capital	19,433,518
Total Distributable Earnings (Loss)	(949,868)
Net Assets	18,483,650

Investor Shares—Net Assets
Applicable to 652,165 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,096
Net Asset Value Per Share—Investor Shares	$70.68

ETF Shares—Net Assets
Applicable to 51,817,934 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,313,086
Net Asset Value Per Share—ETF Shares	$179.73

Admiral Shares—Net Assets
Applicable to 117,939,484 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,124,468
Net Asset Value Per Share—Admiral Shares	$77.37

See accompanying Notes, which are an integral part of the Financial Statements.
75

Mid-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	153,597
Interest[2]	127
Securities Lending—Net	3,372
Total Income	157,096
Expenses
The Vanguard Group—Note B
Investment Advisory Services	985
Management and Administrative—Investor Shares	92
Management and Administrative—ETF Shares	5,530
Management and Administrative—Admiral Shares	5,716
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	519
Marketing and Distribution—Admiral Shares	471
Custodian Fees	178
Auditing Fees	32
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	381
Shareholders’ Reports—Admiral Shares	155
Trustees’ Fees and Expenses	7
Other Expenses	21
Total Expenses	14,092
Expenses Paid Indirectly	(2)
Net Expenses	14,090
Net Investment Income	143,006
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(283,988)
Futures Contracts	(3,639)
Realized Net Gain (Loss)	(287,627)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(7,289,064)
Futures Contracts	(1,509)
Change in Unrealized Appreciation (Depreciation)	(7,290,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,435,194)
1	Dividends are net of foreign withholding taxes of $251,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $118,000, ($16,000), less than $1,000, and $25,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,862,906,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,006	86,047
Realized Net Gain (Loss)	(287,627)	2,746,227
Change in Unrealized Appreciation (Depreciation)	(7,290,573)	1,423,310
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,435,194)	4,255,584
Distributions
Investor Shares	(306)	(202)
ETF Shares	(71,823)	(41,740)
Admiral Shares	(70,682)	(43,398)
Total Distributions	(142,811)	(85,340)
Capital Share Transactions
Investor Shares	(17,561)	(10,066)
ETF Shares	298,485	630,212
Admiral Shares	99,556	(65,985)
Net Increase (Decrease) from Capital Share Transactions	380,480	554,161
Total Increase (Decrease)	(7,197,525)	4,724,405
Net Assets
Beginning of Period	25,681,175	20,956,770
End of Period	18,483,650	25,681,175

See accompanying Notes, which are an integral part of the Financial Statements.
77

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.07	$83.37	$62.43	$47.02	$50.21
Investment Operations
Net Investment Income[1]	.444	.229	.340	.345	.333
Net Realized and Unrealized Gain (Loss) on Investments	(29.381)	16.697	20.984	15.485	(3.193)
Total from Investment Operations	(28.937)	16.926	21.324	15.830	(2.860)
Distributions
Dividends from Net Investment Income	(.453)	(.226)	(.384)	(.420)	(.330)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.453)	(.226)	(.384)	(.420)	(.330)
Net Asset Value, End of Period	$70.68	$100.07	$83.37	$62.43	$47.02
Total Return[2]	-28.93%	20.32%	34.32%	33.72%	-5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$86	$81	$63	$405
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.25%	0.51%	0.62%	0.64%
Portfolio Turnover Rate[4]	22%	25%	22%	18%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$254.49	$212.00	$158.76	$119.58	$127.67
Investment Operations
Net Investment Income[1]	1.405	.870	1.074	1.386	1.016
Net Realized and Unrealized Gain (Loss) on Investments	(74.767)	42.479	53.347	39.040	(8.101)
Total from Investment Operations	(73.362)	43.349	54.421	40.426	(7.085)
Distributions
Dividends from Net Investment Income	(1.398)	(.859)	(1.181)	(1.246)	(1.005)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.398)	(.859)	(1.181)	(1.246)	(1.005)
Net Asset Value, End of Period	$179.73	$254.49	$212.00	$158.76	$119.58
Total Return	-28.84%	20.47%	34.46%	33.86%	-5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,313	$12,798	$10,164	$6,995	$4,956
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.37%	0.63%	0.95%	0.76%
Portfolio Turnover Rate[3]	22%	25%	22%	18%	25%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
78

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$109.55	$91.26	$68.34	$51.48	$54.96
Investment Operations
Net Investment Income[1]	.602	.373	.461	.603	.437
Net Realized and Unrealized Gain (Loss) on Investments	(32.180)	18.287	22.967	16.793	(3.485)
Total from Investment Operations	(31.578)	18.660	23.428	17.396	(3.048)
Distributions
Dividends from Net Investment Income	(.602)	(.370)	(.508)	(.536)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.602)	(.370)	(.508)	(.536)	(.432)
Net Asset Value, End of Period	$77.37	$109.55	$91.26	$68.34	$51.48
Total Return[2]	-28.84%	20.48%	34.48%	33.86%	-5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,124	$12,797	$10,712	$8,173	$5,544
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.37%	0.63%	0.96%	0.76%
Portfolio Turnover Rate[4]	22%	25%	22%	18%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
79

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value
80

Mid-Cap Growth Index Fund
of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of
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Mid-Cap Growth Index Fund
$718,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,862,740
Total Distributable Earnings (Loss)	(1,862,740)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,270
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,336,371)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,385,233
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	142,811	85,340
Long-Term Capital Gains	—	—
Total	142,811	85,340
*	Includes short-term capital gains, if any.
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Mid-Cap Growth Index Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,199,179
Gross Unrealized Appreciation	4,810,426
Gross Unrealized Depreciation	(2,425,193)
Net Unrealized Appreciation (Depreciation)	2,385,233
F.  During the year ended December 31, 2022, the fund purchased $8,733,403,000 of investment securities and sold $8,306,280,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,258,499,000 and $3,889,181,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $619,973,000 and sales were $1,462,956,000, resulting in net realized loss of $1,621,799,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,152	91	19,175	208
Issued in Lieu of Cash Distributions	306	4	202	2
Redeemed	(25,019)	(303)	(29,443)	(320)
Net Increase (Decrease)—Investor Shares	(17,561)	(208)	(10,066)	(110)
ETF Shares
Issued	4,309,536	22,204	5,301,356	22,469
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,011,051)	(20,674)	(4,671,144)	(20,125)
Net Increase (Decrease)—ETF Shares	298,485	1,530	630,212	2,344
Admiral Shares
Issued	1,795,061	20,960	2,259,984	22,820
Issued in Lieu of Cash Distributions	63,404	794	38,861	380
Redeemed	(1,758,909)	(20,629)	(2,364,830)	(23,759)
Net Increase (Decrease)—Admiral Shares	99,556	1,125	(65,985)	(559)
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
83

Mid-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Investor Shares	-8.00%	6.26%	10.84%	$27,979
Spliced Mid-Cap Value Index	-7.84	6.42	11.02	28,454
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	-7.88%	6.38%	10.97%	$28,324
Mid-Cap Value Index Fund ETF Shares Market Price	-7.90	6.37	10.97	28,319
Spliced Mid-Cap Value Index	-7.84	6.42	11.02	28,454
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Admiral Shares	-7.90%	6.39%	10.98%	$28,333
Spliced Mid-Cap Value Index	-7.84	6.42	11.02	28,454
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
84

Mid-Cap Value Index Fund
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Mid-Cap Value Index Fund ETF Shares Market Price	-7.90%	36.21%	183.19%
Mid-Cap Value Index Fund ETF Shares Net Asset Value	-7.88	36.26	183.24
Spliced Mid-Cap Value Index	-7.84	36.47	184.54
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
85

Mid-Cap Value Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	5.0%
Consumer Discretionary	12.4
Consumer Staples	8.1
Energy	4.6
Financials	18.9
Health Care	7.6
Industrials	14.2
Real Estate	10.5
Technology	4.7
Telecommunications	0.4
Utilities	13.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
86

Mid-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.0%)
	Nucor Corp.	2,275,687	299,958
	International Flavors & Fragrances Inc.	2,261,641	237,111
	LyondellBasell Industries NV Class A	2,310,766	191,863
	CF Industries Holdings Inc.	1,740,333	148,276
	Avery Dennison Corp.	718,264	130,006
	International Paper Co.	3,155,231	109,266
	Celanese Corp. Class A	865,506	88,489
	Eastman Chemical Co.	1,064,230	86,671
	FMC Corp.	558,812	69,740
	Westlake Corp.	141,528	14,512
			1,375,892
Consumer Discretionary (12.3%)
*	Dollar Tree Inc.	1,863,943	263,636
	DR Horton Inc.	2,749,085	245,053
	Genuine Parts Co.	1,252,190	217,267
	Lennar Corp. Class A	2,265,287	205,008
	eBay Inc.	4,813,632	199,621
*	Delta Air Lines Inc.	5,687,633	186,896
*	Southwest Airlines Co.	5,266,933	177,338
	Darden Restaurants Inc.	1,085,687	150,183
	Omnicom Group Inc.	1,808,946	147,556
	Best Buy Co. Inc.	1,797,359	144,166
	Garmin Ltd.	1,360,189	125,532
*	United Airlines Holdings Inc.	2,898,462	109,272
	PulteGroup Inc.	2,021,136	92,022
*	Warner Bros Discovery Inc.	9,694,708	91,906
	VF Corp.	3,101,613	85,636
*	CarMax Inc.	1,401,872	85,360
	BorgWarner Inc.	2,077,337	83,613
	Fox Corp. Class A	2,680,575	81,409
	Advance Auto Parts Inc.	525,704	77,294
	News Corp. Class A	4,049,487	73,701
[1]	Paramount Global Class B	4,293,246	72,470
*	Carnival Corp.	8,881,807	71,587
	Hasbro Inc.	1,163,709	70,998
	Interpublic Group of Cos. Inc.	1,723,000	57,393
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,356,225	53,069
	Bath & Body Works Inc.	962,106	40,543
*	American Airlines Group Inc.	2,881,983	36,659
*,1	Lucid Group Inc.	5,216,473	35,628
	Whirlpool Corp.	241,592	34,176
	Fox Corp. Class B	1,175,009	33,429
	Lear Corp.	262,120	32,508
*	Liberty Media Corp.-Liberty SiriusXM Class A	654,793	25,740
	Lennar Corp. Class B	122,627	9,170
	News Corp. Class B	378,120	6,973
[1]	Paramount Global Class A	93,047	1,825
			3,424,637
Consumer Staples (8.1%)
	Corteva Inc.	6,374,401	374,687
	Kroger Co.	5,714,707	254,762
	AmerisourceBergen Corp.	1,459,584	241,868
	Archer-Daniels-Midland Co.	2,436,457	226,225
	Conagra Brands Inc.	4,251,289	164,525
	Kellogg Co.	2,270,542	161,753
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	2,568,742	159,904
	Clorox Co.	1,094,527	153,595
	J M Smucker Co.	898,672	142,404
	Hormel Foods Corp.	2,422,718	110,355
	Campbell Soup Co.	1,728,547	98,095
	McCormick & Co. Inc. (Non-Voting)	1,111,310	92,116
	Molson Coors Beverage Co. Class B	798,816	41,155
	Albertsons Cos. Inc. Class A	1,660,974	34,449
			2,255,893
Energy (4.6%)
	Baker Hughes Co. Class A	8,883,441	262,328
	ONEOK Inc.	3,964,760	260,485
	Phillips 66	2,096,272	218,180
	Valero Energy Corp.	1,709,922	216,920
	Williams Cos. Inc.	5,403,709	177,782
	Halliburton Co.	3,624,777	142,635
			1,278,330
Financials (18.8%)
	Arthur J Gallagher & Co.	1,870,269	352,621
	Ameriprise Financial Inc.	943,828	293,880
	Discover Financial Services	2,423,548	237,096
	Willis Towers Watson plc	960,129	234,828
	M&T Bank Corp.	1,531,174	222,112
	T. Rowe Price Group Inc.	1,981,942	216,151
	Hartford Financial Services Group Inc.	2,821,714	213,971
	Nasdaq Inc.	3,485,778	213,852
	American International Group Inc.	3,295,291	208,394
	Fifth Third Bancorp	6,088,601	199,767
*	Arch Capital Group Ltd.	3,116,954	195,682
	Raymond James Financial Inc.	1,716,686	183,428
	Principal Financial Group Inc.	2,170,491	182,148
	Huntington Bancshares Inc.	12,797,873	180,450
	Regions Financial Corp.	8,289,023	178,711
	State Street Corp.	2,276,726	176,606
	Citizens Financial Group Inc.	4,368,608	171,992
	Northern Trust Corp.	1,756,049	155,393
	KeyCorp	8,274,657	144,145
	Cincinnati Financial Corp.	1,394,332	142,766
	W R Berkley Corp.	1,766,254	128,177
	Cboe Global Markets Inc.	940,861	118,050
	Everest Re Group Ltd.	347,437	115,095
	Loews Corp.	1,790,350	104,431
	First Republic Bank	811,192	98,876
	Equitable Holdings Inc.	3,282,013	94,194
	Annaly Capital Management Inc.	4,149,601	87,474
	Fidelity National Financial Inc.	2,292,922	86,260
*	Markel Corp.	56,664	74,654
	Franklin Resources Inc.	2,658,405	70,129
*	SVB Financial Group	262,101	60,320
	Globe Life Inc.	388,215	46,799
	Ally Financial Inc.	1,192,121	29,147
	Corebridge Financial Inc.	571,635	11,467
[1]	Rocket Cos. Inc. Class A	1,027,930	7,195
			5,236,261
Health Care (7.6%)
*	Centene Corp.	5,023,061	411,941
	Zimmer Biomet Holdings Inc.	1,861,508	237,342
87

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Laboratory Corp. of America Holdings	785,929	185,071
	Cardinal Health Inc.	2,325,332	178,748
*	Hologic Inc.	2,180,708	163,139
	Quest Diagnostics Inc.	1,010,255	158,044
	Royalty Pharma plc Class A	3,326,032	131,445
	Viatris Inc.	10,757,822	119,735
	Baxter International Inc.	2,236,059	113,972
	Teleflex Inc.	416,121	103,876
*	Henry Schein Inc.	1,202,518	96,045
	STERIS plc	442,673	81,757
	PerkinElmer Inc.	560,161	78,546
	Universal Health Services Inc. Class B	270,290	38,081
*	DaVita Inc.	219,928	16,422
			2,114,164
Industrials (14.2%)
	Carrier Global Corp.	7,418,116	305,997
	PACCAR Inc.	2,776,397	274,780
*	Keysight Technologies Inc.	1,583,394	270,871
	Rockwell Automation Inc.	1,018,728	262,394
	Ferguson plc	1,860,665	236,249
*	United Rentals Inc.	614,797	218,511
	Fortive Corp.	3,138,395	201,642
	Ingersoll Rand Inc.	3,591,874	187,675
	Dover Corp.	1,245,006	168,586
	Westinghouse Air Brake Technologies Corp.	1,532,609	152,970
	Expeditors International of Washington Inc.	1,411,647	146,698
	Otis Worldwide Corp.	1,847,691	144,693
	Jacobs Solutions Inc.	1,120,670	134,559
	Synchrony Financial	3,996,678	131,331
	Textron Inc.	1,851,976	131,120
	Global Payments Inc.	1,199,371	119,122
	WW Grainger Inc.	201,712	112,202
	Snap-on Inc.	471,548	107,744
	Packaging Corp. of America	820,899	105,001
	Stanley Black & Decker Inc.	1,354,345	101,738
	CH Robinson Worldwide Inc.	1,044,260	95,613
	Crown Holdings Inc.	1,064,122	87,482
	Westrock Co.	2,256,888	79,352
	Ball Corp.	1,392,101	71,192
	Hubbell Inc. Class B	238,162	55,892
	Fortune Brands Innovations Inc.	567,751	32,424
			3,935,838
Real Estate (10.5%)
	VICI Properties Inc.	8,847,437	286,657
	Alexandria Real Estate Equities Inc.	1,455,529	212,027
*	CBRE Group Inc. Class A	2,662,492	204,905
	Weyerhaeuser Co.	6,528,042	202,369
	AvalonBay Communities Inc.	1,240,963	200,440
	Equity Residential	3,184,725	187,899
	Simon Property Group Inc.	1,450,084	170,356
	Mid-America Apartment Communities Inc.	1,024,357	160,814
	Ventas Inc.	3,545,709	159,734
	WP Carey Inc.	1,845,440	144,221
	Welltower Inc.	2,095,812	137,381
	Iron Mountain Inc.	2,578,879	128,557
	Digital Realty Trust Inc.	1,275,287	127,873
	Essex Property Trust Inc.	574,432	121,734
	Healthpeak Properties Inc.	4,768,536	119,547
	UDR Inc.	2,887,931	111,850
	Boston Properties Inc.	1,251,261	84,560
	Camden Property Trust	472,633	52,878
	Host Hotels & Resorts Inc.	3,170,820	50,892
	Regency Centers Corp.	758,852	47,428
			2,912,122
		Shares	Market Value• ($000)
Technology (4.7%)
	Corning Inc.	6,752,575	215,677
	CDW Corp.	1,200,995	214,474
	Hewlett Packard Enterprise Co.	11,413,734	182,163
	NetApp Inc.	1,928,273	115,812
	Gen Digital Inc.	4,911,659	105,257
	SS&C Technologies Holdings Inc.	1,899,598	98,893
	Seagate Technology Holdings plc	1,739,998	91,541
*	Western Digital Corp.	2,817,288	88,885
*	Qorvo Inc.	899,237	81,507
	Leidos Holdings Inc.	606,405	63,788
*	F5 Inc.	267,709	38,419
			1,296,416
Telecommunications (0.4%)
	Juniper Networks Inc.	1,439,276	45,999
*	DISH Network Corp. Class A	2,203,717	30,940
	Lumen Technologies Inc.	4,584,615	23,932
			100,871
Utilities (13.5%)
*	PG&E Corp.	18,589,483	302,265
	Consolidated Edison Inc.	3,147,836	300,020
	WEC Energy Group Inc.	2,798,079	262,348
	Eversource Energy	3,089,622	259,034
	Constellation Energy Corp.	2,897,717	249,812
	American Water Works Co. Inc.	1,612,887	245,836
	Edison International	3,387,438	215,509
	Ameren Corp.	2,291,909	203,797
	Entergy Corp.	1,805,015	203,064
	FirstEnergy Corp.	4,818,226	202,076
	PPL Corp.	6,204,890	181,307
	DTE Energy Co.	1,460,831	171,691
	AES Corp.	5,924,995	170,403
	CenterPoint Energy Inc.	5,583,626	167,453
	CMS Energy Corp.	2,574,768	163,060
	Evergy Inc.	2,035,683	128,106
	Alliant Energy Corp.	2,226,803	122,942
	NiSource Inc.	3,603,004	98,794
	Vistra Corp.	3,530,558	81,909
	Avangrid Inc.	685,868	29,479
			3,758,905
Total Common Stocks (Cost $22,356,731)			27,689,329
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.334% (Cost $103,877)	1,039,081	103,898
Total Investments (100.1%) (Cost $22,460,608)			27,793,227
Other Assets and Liabilities—Net (-0.1%)			(14,101)
Net Assets (100%)			27,779,126
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,796,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $48,791,000 was received for securities on loan.

88

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	81	15,637	(120)
E-mini S&P Mid-Cap 400 Index	March 2023	86	21,006	(270)
				(390)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
State Street Corp.	8/30/24	BANA	61,744	(4.715)	—	(1,372)
State Street Corp.	8/30/24	BANA	3,187	(4.715)	—	(71)
					—	(1,443)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
89

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,356,731)	27,689,329
Affiliated Issuers (Cost $103,877)	103,898
Total Investments in Securities	27,793,227
Investment in Vanguard	1,059
Cash Collateral Pledged—Futures Contracts	2,020
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,270
Receivables for Investment Securities Sold	4,863
Receivables for Accrued Income	78,071
Receivables for Capital Shares Issued	6,723
Total Assets	27,888,233
Liabilities
Due to Custodian	10,124
Payables for Investment Securities Purchased	25,531
Collateral for Securities on Loan	48,791
Payables for Capital Shares Redeemed	22,201
Payables to Vanguard	857
Variation Margin Payable—Futures Contracts	160
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,443
Total Liabilities	109,107
Net Assets	27,779,126
1 Includes $46,796,000 of securities on loan.
At December 31, 2022, net assets consisted of:

Paid-in Capital	26,397,227
Total Distributable Earnings (Loss)	1,381,899
Net Assets	27,779,126

Investor Shares—Net Assets
Applicable to 835,413 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,500
Net Asset Value Per Share—Investor Shares	$53.27

ETF Shares—Net Assets
Applicable to 118,233,736 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,994,806
Net Asset Value Per Share—ETF Shares	$135.28

Admiral Shares—Net Assets
Applicable to 167,518,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,739,820
Net Asset Value Per Share—Admiral Shares	$70.08

See accompanying Notes, which are an integral part of the Financial Statements.
90

Mid-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends	636,535
Interest[1]	684
Securities Lending—Net	8,027
Total Income	645,246
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,098
Management and Administrative—Investor Shares	83
Management and Administrative—ETF Shares	8,988
Management and Administrative—Admiral Shares	7,211
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	688
Marketing and Distribution—Admiral Shares	578
Custodian Fees	132
Auditing Fees	33
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	739
Shareholders’ Reports—Admiral Shares	185
Trustees’ Fees and Expenses	10
Other Expenses	169
Total Expenses	19,918
Expenses Paid Indirectly	(25)
Net Expenses	19,893
Net Investment Income	625,353
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,044,697
Futures Contracts	(7,087)
Swap Contracts	(5,783)
Realized Net Gain (Loss)	1,031,827
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,114,950)
Futures Contracts	(2,960)
Swap Contracts	(8,657)
Change in Unrealized Appreciation (Depreciation)	(4,126,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,469,387)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $676,000, ($7,000), less than $1,000, and $22,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,986,509,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
91

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	625,353	514,018
Realized Net Gain (Loss)	1,031,827	1,280,568
Change in Unrealized Appreciation (Depreciation)	(4,126,567)	4,465,567
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,469,387)	6,260,153
Distributions
Investor Shares	(970)	(965)
ETF Shares	(356,532)	(274,814)
Admiral Shares	(267,459)	(232,248)
Total Distributions	(624,961)	(508,027)
Capital Share Transactions
Investor Shares	(7,678)	2,483
ETF Shares	1,666,234	1,966,665
Admiral Shares	(147,140)	445,190
Net Increase (Decrease) from Capital Share Transactions	1,511,416	2,414,338
Total Increase (Decrease)	(1,582,932)	8,166,464
Net Assets
Beginning of Period	29,362,058	21,195,594
End of Period	27,779,126	29,362,058

See accompanying Notes, which are an integral part of the Financial Statements.
92

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$59.16	$46.83	$46.96	$37.50	$43.89
Investment Operations
Net Investment Income[1]	1.129	1.006	1.048[2]	.808	1.001[3]
Net Realized and Unrealized Gain (Loss) on Investments	(5.876)	12.311	(.122)	9.566	(6.415)
Total from Investment Operations	(4.747)	13.317	.926	10.374	(5.414)
Distributions
Dividends from Net Investment Income	(1.143)	(.987)	(1.056)	(.914)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.143)	(.987)	(1.056)	(.914)	(.976)
Net Asset Value, End of Period	$53.27	$59.16	$46.83	$46.96	$37.50
Total Return[4]	-8.00%	28.59%	2.43%	27.82%	-12.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$57	$43	$52	$508
Ratio of Total Expenses to Average Net Assets	0.19%[5]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.83%	2.58%[2]	1.90%	2.29%[3]
Portfolio Turnover Rate[6]	18%	17%	39%	17%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
93

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$150.26	$118.93	$119.27	$95.22	$111.47
Investment Operations
Net Investment Income[1]	3.091	2.744	2.781[2]	2.497	2.645[3]
Net Realized and Unrealized Gain (Loss) on Investments	(14.996)	31.258	(.310)	23.996	(16.278)
Total from Investment Operations	(11.905)	34.002	2.471	26.493	(13.633)
Distributions
Dividends from Net Investment Income	(3.075)	(2.672)	(2.811)	(2.443)	(2.617)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.075)	(2.672)	(2.811)	(2.443)	(2.617)
Net Asset Value, End of Period	$135.28	$150.26	$118.93	$119.27	$95.22
Total Return	-7.88%	28.74%	2.50%	27.98%	-12.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,995	$16,086	$11,061	$10,339	$7,898
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.22%	1.96%	2.69%[2]	2.26%	2.41%[3]
Portfolio Turnover Rate[5]	18%	17%	39%	17%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
94

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$77.84	$61.61	$61.79	$49.33	$57.74
Investment Operations
Net Investment Income[1]	1.586	1.413	1.438[2]	1.303	1.385[3]
Net Realized and Unrealized Gain (Loss) on Investments	(7.753)	16.201	(.162)	12.422	(8.439)
Total from Investment Operations	(6.167)	17.614	1.276	13.725	(7.054)
Distributions
Dividends from Net Investment Income	(1.593)	(1.384)	(1.456)	(1.265)	(1.356)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.593)	(1.384)	(1.456)	(1.265)	(1.356)
Net Asset Value, End of Period	$70.08	$77.84	$61.61	$61.79	$49.33
Total Return[4]	-7.90%	28.76%	2.54%	27.99%	-12.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,740	$13,218	$10,092	$11,148	$7,738
Ratio of Total Expenses to Average Net Assets	0.07%[5]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.95%	2.69%[2]	2.28%	2.41%[3]
Portfolio Turnover Rate[6]	18%	17%	39%	17%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
95

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its
96

Mid-Cap Value Index Fund
counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management
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Mid-Cap Value Index Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,059,000, representing less than 0.01% of the fund’s net assets and 0.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,689,329	—	—	27,689,329
Temporary Cash Investments	103,898	—	—	103,898
Total	27,793,227	—	—	27,793,227

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	390	—	—	390
Swap Contracts	—	1,443	—	1,443
Total	390	1,443	—	1,833
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,990,120
Total Distributable Earnings (Loss)	(1,990,120)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,031
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,906,033)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	5,282,901
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	624,961	508,027
Long-Term Capital Gains	—	—
Total	624,961	508,027
*	Includes short-term capital gains, if any.
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Mid-Cap Value Index Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,510,326
Gross Unrealized Appreciation	6,504,577
Gross Unrealized Depreciation	(1,221,676)
Net Unrealized Appreciation (Depreciation)	5,282,901
F.  During the year ended December 31, 2022, the fund purchased $10,892,237,000 of investment securities and sold $9,249,611,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,825,393,000 and $4,171,103,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $684,672,000 and sales were $966,934,000, resulting in net realized loss of $508,663,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,543	172	15,393	281
Issued in Lieu of Cash Distributions	970	18	965	17
Redeemed	(18,191)	(326)	(13,875)	(252)
Net Increase (Decrease)—Investor Shares	(7,678)	(136)	2,483	46
ETF Shares
Issued	6,026,513	43,603	3,658,900	25,904
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,360,279)	(32,425)	(1,692,235)	(11,850)
Net Increase (Decrease)—ETF Shares	1,666,234	11,178	1,966,665	14,054
Admiral Shares
Issued	2,265,008	31,170	2,834,601	39,559
Issued in Lieu of Cash Distributions	237,416	3,400	205,615	2,818
Redeemed	(2,649,564)	(36,866)	(2,595,026)	(36,366)
Net Increase (Decrease)—Admiral Shares	(147,140)	(2,296)	445,190	6,011
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
100

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Extended Market Index Fund	88.3%
Mid-Cap Index Fund	85.2
Mid-Cap Growth Index Fund	92.4
Mid-Cap Value Index Fund	84.7
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Extended Market Index Fund	832,013
Mid-Cap Index Fund	1,923,138
Mid-Cap Growth Index Fund	134,157
Mid-Cap Value Index Fund	552,341
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Extended Market Index Fund	3,014
Mid-Cap Index Fund	3,854
Mid-Cap Growth Index Fund	32
Mid-Cap Value Index Fund	194
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Extended Market Index Fund	83,797
Mid-Cap Index Fund	192,900
Mid-Cap Growth Index Fund	8,654
Mid-Cap Value Index Fund	50,622
102

The S&P Completion Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Extended Market Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Extended Market Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Extended Market Fund particularly or the ability of the S&P Completion Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Completion Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Completion Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Extended Market Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Extended Market Fund into consideration in determining, composing or calculating the S&P Completion Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Extended Market Fund or the timing of the issuance or sale of Vanguard Extended Market Fund or in the determination or calculation of the equation by which Vanguard Extended Market Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Extended Market Fund. There is no assurance that investment products based on the S&P Completion Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P COMPLETION INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD EXTENDED MARKET FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMPLETION INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The CRSP US Mid Cap Index, CRSP US Mid Cap Growth Index, and CRSP US Mid Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid- Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Mid- Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Mid- Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing, or trading of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD MIDCAP INDEX, MID-CAP GROWTH INDEX, AND MID-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
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Vanguard Marketing Corporation, Distributor.
Q980 022023

Annual Report   |   December 31, 2022
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Growth Index Fund	4
Value Index Fund	27
Large-Cap Index Fund	51
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Returns for the funds included in this report ranged from –33.22% for Investor Shares of Vanguard Growth Index Fund to –2.05% for ETF Shares of Vanguard Value Index Fund (based on net asset value). Returns for Vanguard Large-Cap Index Fund, which contains both growth and value stocks, ranged from –19.78% for Investor Shares to –19.68% for ETF Shares. Each fund closely tracked its target index.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	The Value Index Fund benefited most from energy and health care stocks. Energy made the biggest positive contribution to the Large-Cap Index Fund and the Growth Index Fund, while technology and consumer discretionary weighed heavily on performance.
•	For the 10 years ended December 31, 2022, the funds’ annualized returns ranged from 11.77% for Investor Shares of the Value Index Fund to 12.81% for Institutional Shares of the Growth Index Fund.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$960.00	$0.84
ETF Shares	1,000.00	960.70	0.20
Admiral™ Shares	1,000.00	960.70	0.25
Institutional Shares	1,000.00	960.60	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,080.10	$0.89
ETF Shares	1,000.00	1,081.00	0.21
Admiral Shares	1,000.00	1,080.80	0.26
Institutional Shares	1,000.00	1,080.90	0.21
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,019.30	$0.87
ETF Shares	1,000.00	1,020.10	0.20
Admiral Shares	1,000.00	1,019.90	0.25
Institutional Shares	1,000.00	1,019.90	0.20
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund Investor Shares	-33.22%	9.48%	12.65%	$32,918
Spliced Growth Index	-33.13	9.65	12.85	33,493
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Growth Index: MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund ETF Shares Net Asset Value	-33.13%	9.62%	12.80%	$33,361
Growth Index Fund ETF Shares Market Price	-33.13	9.62	12.80	33,364
Spliced Growth Index	-33.13	9.65	12.85	33,493
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
4

Growth Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund Admiral Shares	-33.14%	9.61%	12.80%	$33,347
Spliced Growth Index	-33.13	9.65	12.85	33,493
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Growth Index Fund Institutional Shares	-33.14%	9.62%	12.81%	$16,689,490
Spliced Growth Index	-33.13	9.65	12.85	16,746,437
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Growth Index Fund ETF Shares Market Price	-33.13%	58.28%	233.64%
Growth Index Fund ETF Shares Net Asset Value	-33.13	58.29	233.61
Spliced Growth Index	-33.13	58.48	234.93
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Growth Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	1.6%
Consumer Discretionary	22.3
Consumer Staples	1.0
Energy	2.0
Financials	2.7
Health Care	9.3
Industrials	11.9
Real Estate	2.6
Technology	45.2
Telecommunications	1.2
Utilities	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
6

Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Linde plc	4,170,556	1,360,352
	Ecolab Inc.	2,164,545	315,071
	Fastenal Co.	4,836,368	228,857
	Albemarle Corp.	989,327	214,546
			2,118,826
Consumer Discretionary (22.3%)
*	Amazon.com Inc.	73,221,132	6,150,575
*	Tesla Inc.	22,664,362	2,791,796
	Home Depot Inc.	8,605,974	2,718,283
	Costco Wholesale Corp.	3,737,374	1,706,111
	McDonald's Corp.	6,184,494	1,629,800
*	Walt Disney Co.	15,392,992	1,337,343
	NIKE Inc. Class B	10,636,754	1,244,607
*	Netflix Inc.	3,657,769	1,078,603
	Lowe's Cos. Inc.	5,106,116	1,017,343
	Starbucks Corp.	9,691,861	961,433
	TJX Cos. Inc.	9,313,686	741,369
*	Booking Holdings Inc.	327,518	660,040
	Dollar General Corp.	1,904,538	468,992
*	O'Reilly Automotive Inc.	528,385	445,973
	Estee Lauder Cos. Inc. Class A	1,757,587	436,075
*	Uber Technologies Inc.	15,998,348	395,639
*	AutoZone Inc.	160,255	395,218
	Marriott International Inc. Class A	2,405,413	358,142
	Ross Stores Inc.	2,930,551	340,149
*	Lululemon Athletica Inc.	1,032,727	330,865
*	Chipotle Mexican Grill Inc. Class A	234,046	324,736
	Yum! Brands Inc.	2,378,454	304,632
	Hilton Worldwide Holdings Inc.	2,283,449	288,537
	Electronic Arts Inc.	2,331,245	284,832
*	Airbnb Inc. Class A	3,026,387	258,756
	Activision Blizzard Inc.	2,973,114	227,592
*	Copart Inc.	3,619,654	220,401
*	Aptiv plc	2,287,208	213,008
	Tractor Supply Co.	932,776	209,847
*	Ulta Beauty Inc.	432,629	202,933
*	Trade Desk Inc. Class A	3,738,001	167,575
*	Take-Two Interactive Software Inc.	1,417,059	147,558
		Shares	Market Value• ($000)
*	Las Vegas Sands Corp.	2,905,000	139,643
*	Etsy Inc.	1,061,314	127,124
*	Burlington Stores Inc.	550,454	111,610
*	Expedia Group Inc.	1,271,292	111,365
	Domino's Pizza Inc.	298,903	103,540
*	Rivian Automotive Inc. Class A	5,397,183	99,470
*	Live Nation Entertainment Inc.	1,364,796	95,181
*	Royal Caribbean Cruises Ltd.	1,832,162	90,564
	Rollins Inc.	2,287,116	83,571
*	Roblox Corp. Class A	2,783,744	79,225
*	Caesars Entertainment Inc.	1,723,014	71,677
*	NVR Inc.	12,796	59,023
	Pool Corp.	156,619	47,351
*	MGM Resorts International	1,296,238	43,463
	Vail Resorts Inc.	170,389	40,612
	Warner Music Group Corp. Class A	985,049	34,496
[1]	Sirius XM Holdings Inc.	4,919,613	28,731
*,1	Chewy Inc. Class A	753,374	27,935
*	Endeavor Group Holdings Inc. Class A	1,100,047	24,795
			29,478,139
Consumer Staples (1.0%)
*	Monster Beverage Corp.	3,083,989	313,117
	Hershey Co.	1,241,192	287,423
	Colgate-Palmolive Co.	3,526,685	277,868
	Brown-Forman Corp. Class B	2,613,897	171,681
	Church & Dwight Co. Inc.	2,059,399	166,008
	Lamb Weston Holdings Inc.	606,230	54,173
	Brown-Forman Corp. Class A	431,437	28,371
*	Olaplex Holdings Inc.	410,988	2,141
			1,300,782
Energy (2.0%)
	Pioneer Natural Resources Co.	1,905,974	435,305
	Hess Corp.	2,342,994	332,283
7

Growth Index Fund
		Shares	Market Value• ($000)
*	Schlumberger Ltd.	5,984,956	319,956
	Cheniere Energy Inc.	2,099,687	314,869
*	Enphase Energy Inc.	1,147,721	304,100
	Diamondback Energy Inc.	1,486,148	203,275
	Coterra Energy Inc.	6,324,932	155,404
	Marathon Oil Corp.	5,361,898	145,147
	Halliburton Co.	3,452,173	135,843
	Baker Hughes Co. Class A	4,227,547	124,839
*	Texas Pacific Land Corp.	26,020	60,997
*,1	Plug Power Inc.	4,921,739	60,882
	EQT Corp.	1,394,669	47,182
			2,640,082
Financials (2.7%)
	S&P Global Inc.	2,751,105	921,455
	Aon plc Class A (XNYS)	1,659,351	498,038
	Blackstone Inc.	5,926,802	439,709
	Moody's Corp.	1,314,919	366,363
	MSCI Inc. Class A	641,418	298,368
	Apollo Global Management Inc.	2,900,771	185,040
	Broadridge Financial Solutions Inc.	993,491	133,257
	FactSet Research Systems Inc.	321,731	129,082
	First Republic Bank	772,490	94,159
	Ares Management Corp. Class A	1,317,795	90,190
	MarketAxess Holdings Inc.	301,678	84,135
	LPL Financial Holdings Inc.	318,862	68,928
	Tradeweb Markets Inc. Class A	938,065	60,909
*	SVB Financial Group	249,588	57,440
	Brown & Brown Inc.	956,668	54,501
*,1	Coinbase Global Inc. Class A	1,208,154	42,757
	Interactive Brokers Group Inc. Class A	411,677	29,785
			3,554,116
Health Care (9.3%)
	Thermo Fisher Scientific Inc.	3,311,712	1,823,727
*	Eli Lilly & Co.	3,609,713	1,320,577
*	Intuitive Surgical Inc.	2,983,947	791,790
	Danaher Corp.	2,766,126	734,185
	Stryker Corp.	2,875,913	703,132
*	Vertex Pharmaceuticals Inc.	2,167,454	625,917
*	Boston Scientific Corp.	12,094,572	559,616
	Zoetis Inc.	3,541,927	519,069
*	Moderna Inc.	2,757,389	495,282
*	Edwards Lifesciences Corp.	5,220,675	389,515
	Agilent Technologies Inc.	2,490,947	372,770
*	DexCom Inc.	3,261,585	369,342
*	IQVIA Holdings Inc.	1,568,372	321,344
*	Regeneron Pharmaceuticals Inc.	429,481	309,866
		Shares	Market Value• ($000)
*	IDEXX Laboratories Inc.	699,291	285,283
*	Illumina Inc.	1,328,526	268,628
	ResMed Inc.	1,236,706	257,396
*	Alnylam Pharmaceuticals Inc.	1,038,815	246,874
*	Horizon Therapeutics plc	1,912,867	217,684
*	Veeva Systems Inc. Class A	1,186,516	191,480
*	Insulet Corp.	586,154	172,558
*	BioMarin Pharmaceutical Inc.	1,569,229	162,399
*	Seagen Inc.	1,175,754	151,096
	West Pharmaceutical Services Inc.	625,172	147,134
	Cooper Cos. Inc.	416,957	137,875
*	Align Technology Inc.	626,130	132,051
*	Incyte Corp.	1,597,509	128,312
*	Avantor Inc.	5,408,425	114,064
	STERIS plc	421,878	77,917
	PerkinElmer Inc.	533,440	74,799
*	Bio-Rad Laboratories Inc. Class A	177,623	74,689
*	Catalent Inc.	1,443,574	64,975
*	Charles River Laboratories International Inc.	214,473	46,734
*	Exact Sciences Corp.	54	3
*	agilon health Inc.	63	1
*,2	ABIOMED Inc. CVR	15	—
			12,288,084
Industrials (11.8%)
	Visa Inc. Class A	13,303,285	2,763,891
	Mastercard Inc. Class A	7,271,938	2,528,671
	Accenture plc Class A	5,320,474	1,419,715
*	Boeing Co.	5,032,408	958,623
	Automatic Data Processing Inc.	3,502,803	836,680
*	PayPal Holdings Inc.	9,626,367	685,590
	Union Pacific Corp.	2,595,711	537,494
	United Parcel Service Inc. Class B	3,081,291	535,652
*	Fiserv Inc.	4,826,052	487,769
	Sherwin-Williams Co.	1,969,330	467,381
	Cintas Corp.	728,818	329,149
	Paychex Inc.	2,738,894	316,507
*	Block Inc. (XNYS)	4,537,869	285,160
	TransDigm Group Inc.	436,154	274,624
*	Mettler-Toledo International Inc.	188,276	272,144
*	Keysight Technologies Inc.	1,507,287	257,852
	Rockwell Automation Inc.	969,734	249,774
	Old Dominion Freight Line Inc.	839,610	238,265
	Verisk Analytics Inc. Class A	1,320,528	232,968
	Global Payments Inc.	2,143,285	212,871
	Equifax Inc.	1,034,122	200,992
	Vulcan Materials Co.	1,066,058	186,677
	Quanta Services Inc.	1,206,478	171,923
*	Waters Corp.	501,644	171,853
*	Teledyne Technologies Inc.	395,791	158,281

8

Growth Index Fund
		Shares	Market Value• ($000)
	JB Hunt Transport Services Inc.	699,410	121,949
*	Zebra Technologies Corp. Class A	435,981	111,790
*	WW Grainger Inc.	191,979	106,788
*	Trimble Inc.	2,082,436	105,288
*	Bill.com Holdings Inc.	847,617	92,356
	Martin Marietta Materials Inc.	262,171	88,606
	HEICO Corp. Class A	620,112	74,320
	Jack Henry & Associates Inc.	307,532	53,990
	HEICO Corp.	348,442	53,535
	TransUnion	813,694	46,177
*	Generac Holdings Inc.	267,558	26,932
	Ball Corp.	99	5
*	FleetCor Technologies Inc.	18	3
			15,662,245
Real Estate (2.6%)
	American Tower Corp.	3,931,787	832,988
	Equinix Inc.	781,395	511,837
	Crown Castle Inc.	3,656,287	495,939
	Public Storage	1,260,669	353,227
*	CoStar Group Inc.	3,434,116	265,388
	SBA Communications Corp. Class A	911,667	255,549
	Realty Income Corp.	2,647,533	167,933
	Invitation Homes Inc.	5,162,306	153,011
	Sun Communities Inc.	1,045,977	149,575
	Digital Realty Trust Inc.	1,214,008	121,729
	UDR Inc.	1,374,698	53,242
	Camden Property Trust	450,554	50,408
*	Zillow Group Inc. Class C	1,328,041	42,776
*	Zillow Group Inc. Class A	332,450	10,376
			3,463,978
Technology (45.1%)
	Apple Inc.	127,611,578	16,580,572
	Microsoft Corp.	62,945,396	15,095,565
*	Alphabet Inc. Class A	50,434,495	4,449,835
*	Alphabet Inc. Class C	43,683,119	3,876,003
	NVIDIA Corp.	19,733,555	2,883,862
*	Adobe Inc.	3,925,587	1,321,078
	Texas Instruments Inc.	7,663,596	1,266,179
*	Meta Platforms Inc. Class A	9,495,940	1,142,741
*	Salesforce Inc.	8,021,773	1,063,607
*	Advanced Micro Devices Inc.	13,614,715	881,825
	Intuit Inc.	2,253,510	877,111
	Applied Materials Inc.	7,265,207	707,486
*	ServiceNow Inc.	1,705,442	662,172
	QUALCOMM Inc.	4,732,880	520,333
	Lam Research Corp.	1,151,558	484,000
	KLA Corp.	1,196,656	451,175
*	Synopsys Inc.	1,291,157	412,254
	Roper Technologies Inc.	895,607	386,983
	Amphenol Corp. Class A	5,025,086	382,610
*	Cadence Design Systems Inc.	2,316,288	372,088
		Shares	Market Value• ($000)
*	Palo Alto Networks Inc.	2,553,084	356,257
*	Autodesk Inc.	1,822,712	340,610
*	Snowflake Inc. Class A	2,296,768	329,678
	Microchip Technology Inc.	4,644,228	326,257
*	Workday Inc. Class A	1,697,199	283,992
*	Fortinet Inc.	5,607,185	274,135
	Marvell Technology Inc.	7,199,165	266,657
*	Gartner Inc.	633,949	213,096
*	Crowdstrike Holdings Inc. Class A	1,814,008	190,997
*	ANSYS Inc.	735,324	177,647
*	Datadog Inc. Class A	2,219,449	163,129
*	Atlassian Corp. Ltd. Class A	1,251,722	161,072
*	VeriSign Inc.	760,953	156,330
*	EPAM Systems Inc.	461,378	151,212
*	Paycom Software Inc.	431,079	133,768
	Monolithic Power Systems Inc.	376,544	133,150
	Skyworks Solutions Inc.	1,351,453	123,158
*	Pinterest Inc. Class A	4,961,259	120,459
*	Zoom Video Communications Inc. Class A	1,763,125	119,434
*	DoorDash Inc. Class A	2,432,355	118,748
*	Splunk Inc.	1,373,857	118,275
	Teradyne Inc.	1,315,223	114,885
*	Tyler Technologies Inc.	351,585	113,355
*	HubSpot Inc.	389,664	112,664
*	MongoDB Inc. Class A	551,131	108,485
*	Cloudflare Inc. Class A	2,283,581	103,241
*	GoDaddy Inc. Class A	1,309,396	97,969
*	Match Group Inc.	2,358,399	97,850
*	DocuSign Inc. Class A	1,695,285	93,953
*	Palantir Technologies Inc. Class A	14,205,846	91,202
*	ZoomInfo Technologies Inc. Class A	2,897,140	87,233
*	Okta Inc.	1,218,112	83,234
*	Zscaler Inc.	730,572	81,751
*	Black Knight Inc.	1,252,734	77,356
*	Snap Inc. Class A	8,605,282	77,017
*,1	Unity Software Inc.	2,616,510	74,806
*	Twilio Inc. Class A	1,473,593	72,147
	Bentley Systems Inc. Class B	1,870,681	69,140
*	Dropbox Inc. Class A	1,127,697	25,238
*	Toast Inc. Class A	1,270,617	22,909
*	UiPath Inc. Class A	1,281,772	16,291
*	AppLovin Corp. Class A	742,136	7,815
	Micron Technology Inc.	342	17
*	Qualtrics International Inc. Class A	27	—
			59,704,098
Telecommunications (1.2%)
*	T-Mobile US Inc.	5,252,854	735,400
*	Charter Communications Inc. Class A	854,424	289,735

9

Growth Index Fund
		Shares	Market Value• ($000)
*	Arista Networks Inc.	1,935,172	234,833
	Motorola Solutions Inc.	705,906	181,919
*	Liberty Broadband Corp. Class C	1,021,705	77,925
*	Roku Inc.	1,028,882	41,876
*	Liberty Broadband Corp. Class A	135,020	10,241
			1,571,929
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,171,710	287,882
Total Common Stocks (Cost $83,501,632)			132,070,161
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.334% (Cost $429,403)	4,295,071	429,464
Total Investments (100.1%) (Cost $83,931,035)			132,499,625
Other Assets and Liabilities—Net (-0.1%)			(195,704)
Net Assets (100%)			132,303,921
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $132,814,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $137,495,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	615	118,726	(800)

10

Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc	8/31/23	BANA	13,905	(4.719)	3	—
Netflix Inc.	8/31/23	BANA	29,488	(4.093)	—	(104)
Visa Inc. Class A	8/31/23	BANA	92,453	(3.993)	—	(121)
					3	(225)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $83,501,632)	132,070,161
Affiliated Issuers (Cost $429,403)	429,464
Total Investments in Securities	132,499,625
Investment in Vanguard	5,229
Cash	10,821
Cash Collateral Pledged—Futures Contracts	10,925
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,480
Receivables for Investment Securities Sold	210
Receivables for Accrued Income	30,506
Receivables for Capital Shares Issued	53,068
Unrealized Appreciation—Over-the-Counter Swap Contracts	3
Total Assets	132,615,867
Liabilities
Payables for Investment Securities Purchased	14,148
Collateral for Securities on Loan	137,495
Payables for Capital Shares Redeemed	156,978
Payables to Vanguard	2,557
Variation Margin Payable—Futures Contracts	543
Unrealized Depreciation—Over-the-Counter Swap Contracts	225
Total Liabilities	311,946
Net Assets	132,303,921
1 Includes $132,814,000 of securities on loan.
12

Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	91,295,582
Total Distributable Earnings (Loss)	41,008,339
Net Assets	132,303,921

Investor Shares—Net Assets
Applicable to 3,140,506 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	344,714
Net Asset Value Per Share—Investor Shares	$109.76

ETF Shares—Net Assets
Applicable to 319,966,388 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,198,277
Net Asset Value Per Share—ETF Shares	$213.14

Admiral Shares—Net Assets
Applicable to 412,843,969 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,295,448
Net Asset Value Per Share—Admiral Shares	$109.72

Institutional Shares—Net Assets
Applicable to 168,295,117 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,465,482
Net Asset Value Per Share—Institutional Shares	$109.72

See accompanying Notes, which are an integral part of the Financial Statements.
13

Growth Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	997,892
Interest[2]	4,300
Securities Lending—Net	6,627
Total Income	1,008,819
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,607
Management and Administrative—Investor Shares	730
Management and Administrative—ETF Shares	23,391
Management and Administrative—Admiral Shares	22,438
Management and Administrative—Institutional Shares	7,391
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—ETF Shares	2,946
Marketing and Distribution—Admiral Shares	2,182
Marketing and Distribution—Institutional Shares	576
Custodian Fees	851
Auditing Fees	31
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,610
Shareholders’ Reports—Admiral Shares	480
Shareholders’ Reports—Institutional Shares	101
Trustees’ Fees and Expenses	55
Other Expenses	22
Total Expenses	65,439
Expenses Paid Indirectly	(31)
Net Expenses	65,408
Net Investment Income	943,411
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	924,045
Futures Contracts	(13,423)
Swap Contracts	(35,274)
Realized Net Gain (Loss)	875,348
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(64,898,206)
Futures Contracts	(3,653)
Swap Contracts	(387)
Change in Unrealized Appreciation (Depreciation)	(64,902,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,083,487)
1	Dividends are net of foreign withholding taxes of $298,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,192,000, $16,000, $1,000, and $34,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,309,550,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	943,411	850,277
Realized Net Gain (Loss)	875,348	9,367,270
Change in Unrealized Appreciation (Depreciation)	(64,902,246)	29,618,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,083,487)	39,835,781
Distributions
Investor Shares	(2,025)	(2,918)
ETF Shares	(458,691)	(426,504)
Admiral Shares	(312,198)	(323,130)
Institutional Shares	(128,919)	(132,576)
Total Distributions	(901,833)	(885,128)
Capital Share Transactions
Investor Shares	(141,965)	(228,745)
ETF Shares	9,337,505	3,475,469
Admiral Shares	(199,354)	24,196
Institutional Shares	35,988	(697,636)
Net Increase (Decrease) from Capital Share Transactions	9,032,174	2,573,284
Total Increase (Decrease)	(54,953,146)	41,523,937
Net Assets
Beginning of Period	187,257,067	145,733,130
End of Period	132,303,921	187,257,067

See accompanying Notes, which are an integral part of the Financial Statements.
15

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$165.20	$130.50	$93.87	$69.10	$72.36
Investment Operations
Net Investment Income[1]	.638	.565	.728	.746	.823
Net Realized and Unrealized Gain (Loss) on Investments	(55.480)	34.731	36.631	24.802	(3.271)
Total from Investment Operations	(54.842)	35.296	37.359	25.548	(2.448)
Distributions
Dividends from Net Investment Income	(.598)	(.596)	(.729)	(.778)	(.812)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.598)	(.596)	(.729)	(.778)	(.812)
Net Asset Value, End of Period	$109.76	$165.20	$130.50	$93.87	$69.10
Total Return[2]	-33.22%	27.10%	40.01%	37.08%	-3.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$345	$692	$750	$572	$2,654
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.39%	0.69%	0.92%	1.08%
Portfolio Turnover Rate[4]	5%	8%	6%	11%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$320.83	$253.44	$182.31	$134.21	$140.55
Investment Operations
Net Investment Income[1]	1.584	1.483	1.683	1.773	1.807
Net Realized and Unrealized Gain (Loss) on Investments	(107.775)	67.447	71.131	48.065	(6.373)
Total from Investment Operations	(106.191)	68.930	72.814	49.838	(4.566)
Distributions
Dividends from Net Investment Income	(1.499)	(1.540)	(1.684)	(1.738)	(1.774)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.499)	(1.540)	(1.684)	(1.738)	(1.774)
Net Asset Value, End of Period	$213.14	$320.83	$253.44	$182.31	$134.21
Total Return	-33.13%	27.26%	40.16%	37.26%	-3.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,198	$90,506	$68,474	$46,481	$32,489
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.52%	0.81%	1.09%	1.21%
Portfolio Turnover Rate[3]	5%	8%	6%	11%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$165.15	$130.46	$93.84	$69.09	$72.35
Investment Operations
Net Investment Income[1]	.799	.748	.855	.907	.921
Net Realized and Unrealized Gain (Loss) on Investments	(55.471)	34.720	36.621	24.728	(3.274)
Total from Investment Operations	(54.672)	35.468	37.476	25.635	(2.353)
Distributions
Dividends from Net Investment Income	(.758)	(.778)	(.856)	(.885)	(.907)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.758)	(.778)	(.856)	(.885)	(.907)
Net Asset Value, End of Period	$109.72	$165.15	$130.46	$93.84	$69.09
Total Return[2]	-33.14%	27.26%	40.19%	37.23%	-3.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,295	$68,372	$53,928	$38,103	$25,609
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.51%	0.80%	1.08%	1.20%
Portfolio Turnover Rate[4]	5%	8%	6%	11%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$165.16	$130.47	$93.85	$69.09	$72.35
Investment Operations
Net Investment Income[1]	.812	.762	.867	.912	.928
Net Realized and Unrealized Gain (Loss) on Investments	(55.481)	34.721	36.620	24.742	(3.274)
Total from Investment Operations	(54.669)	35.483	37.487	25.654	(2.346)
Distributions
Dividends from Net Investment Income	(.771)	(.793)	(.867)	(.894)	(.914)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.771)	(.793)	(.867)	(.894)	(.914)
Net Asset Value, End of Period	$109.72	$165.16	$130.47	$93.85	$69.09
Total Return	-33.14%	27.27%	40.20%	37.26%	-3.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,465	$27,688	$22,582	$16,426	$12,400
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.52%	0.82%	1.09%	1.21%
Portfolio Turnover Rate[3]	5%	8%	6%	11%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
20

Growth Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation
21

Growth Index Fund
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
22

Growth Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $5,229,000, representing less than 0.01% of the fund’s net assets and 2.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
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Growth Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	132,070,161	—	—	132,070,161
Temporary Cash Investments	429,464	—	—	429,464
Total	132,499,625	—	—	132,499,625
Derivative Financial Instruments
Assets
Swap Contracts	—	3	—	3
Liabilities
Futures Contracts[1]	800	—	—	800
Swap Contracts	—	225	—	225
Total	800	225	—	1,025
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,309,880
Total Distributable Earnings (Loss)	(5,309,880)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition
24

Growth Index Fund
of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,883
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(7,485,954)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	48,485,410
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	901,833	885,128
Long-Term Capital Gains	—	—
Total	901,833	885,128
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	84,014,216
Gross Unrealized Appreciation	59,790,918
Gross Unrealized Depreciation	(11,305,508)
Net Unrealized Appreciation (Depreciation)	48,485,410
F.	During the year ended December 31, 2022, the fund purchased $24,812,724,000 of investment securities and sold $15,806,336,000 of investment securities, other than temporary cash investments. Purchases and sales include $15,707,523,000 and $7,619,113,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $763,059,000 and sales were $2,647,070,000, resulting in net realized loss of $2,470,620,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
25

Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	44,312	343	72,222	492
Issued in Lieu of Cash Distributions	2,025	17	2,919	20
Redeemed	(188,302)	(1,408)	(303,886)	(2,069)
Net Increase (Decrease)—Investor Shares	(141,965)	(1,048)	(228,745)	(1,557)
ETF Shares
Issued	17,007,616	69,617	18,729,170	64,747
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,670,111)	(31,750)	(15,253,701)	(52,825)
Net Increase (Decrease)—ETF Shares	9,337,505	37,867	3,475,469	11,922
Admiral Shares
Issued	8,117,723	63,614	9,587,947	66,521
Issued in Lieu of Cash Distributions	277,829	2,333	286,028	1,930
Redeemed	(8,594,906)	(67,109)	(9,849,779)	(67,814)
Net Increase (Decrease)—Admiral Shares	(199,354)	(1,162)	24,196	637
Institutional Shares
Issued	2,976,818	23,224	3,444,250	23,706
Issued in Lieu of Cash Distributions	124,124	1,042	126,911	856
Redeemed	(3,064,954)	(23,618)	(4,268,797)	(29,999)
Net Increase (Decrease)—Institutional Shares	35,988	648	(697,636)	(5,437)
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
26

Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund Investor Shares	-2.18%	8.43%	11.77%	$30,422
Spliced Value Index	-2.01	8.58	11.95	30,919
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund ETF Shares Net Asset Value	-2.05%	8.56%	11.91%	$30,806
Value Index Fund ETF Shares Market Price	-2.04	8.55	11.91	30,814
Spliced Value Index	-2.01	8.58	11.95	30,919
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
27

Value Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund Admiral Shares	-2.08%	8.56%	11.91%	$30,806
Spliced Value Index	-2.01	8.58	11.95	30,919
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Value Index Fund Institutional Shares	-2.05%	8.57%	11.92%	$15,418,515
Spliced Value Index	-2.01	8.58	11.95	15,459,738
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Value Index Fund ETF Shares Market Price	-2.04%	50.69%	208.14%
Value Index Fund ETF Shares Net Asset Value	-2.05	50.79	208.06
Spliced Value Index	-2.01	50.93	209.19
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
28

Value Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	2.2%
Consumer Discretionary	4.7
Consumer Staples	11.4
Energy	8.2
Financials	19.1
Health Care	20.5
Industrials	13.6
Real Estate	2.9
Technology	7.2
Telecommunications	3.8
Utilities	6.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
29

Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.2%)
	Air Products and Chemicals Inc.	1,919,961	591,847
	Freeport-McMoRan Inc.	12,352,933	469,411
	Newmont Corp.	6,867,060	324,125
	Dow Inc.	6,087,230	306,736
	Nucor Corp.	2,219,150	292,506
	International Flavors & Fragrances Inc.	2,203,482	231,013
	LyondellBasell Industries NV Class A	2,249,677	186,791
	CF Industries Holdings Inc.	1,692,928	144,238
	FMC Corp.	1,086,403	135,583
	Mosaic Co.	2,952,227	129,514
	Avery Dennison Corp.	697,956	126,330
	International Paper Co.	3,062,037	106,038
	Celanese Corp. Class A	846,014	86,497
	Eastman Chemical Co.	1,040,287	84,721
	Westlake Corp.	138,084	14,159
			3,229,509
Consumer Discretionary (4.7%)
	Walmart Inc.	11,738,530	1,664,406
	Target Corp.	3,978,963	593,025
	Ford Motor Co.	34,174,905	397,454
	General Motors Co.	11,677,613	392,835
*	Dollar Tree Inc.	1,816,716	256,956
	DR Horton Inc.	2,678,568	238,768
	Activision Blizzard Inc.	3,044,459	233,053
	Genuine Parts Co.	1,220,117	211,702
	Lennar Corp. Class A	2,289,668	207,215
	eBay Inc.	4,687,711	194,399
*	Delta Air Lines Inc.	5,528,577	181,669
*	Warner Bros Discovery Inc.	18,869,789	178,886
	Southwest Airlines Co.	5,148,657	173,355
	Darden Restaurants Inc.	1,061,097	146,782
	Omnicom Group Inc.	1,758,724	143,459
	Best Buy Co. Inc.	1,756,888	140,920
	Garmin Ltd.	1,329,347	122,685
	LKQ Corp.	2,201,085	117,560
*	United Airlines Holdings Inc.	2,833,143	106,809
	PulteGroup Inc.	1,974,891	89,917
	VF Corp.	3,031,495	83,700
*	CarMax Inc.	1,370,140	83,428
		Shares	Market Value• ($000)
	BorgWarner Inc. (XNYS)	2,030,007	81,708
	Fox Corp. Class A	2,617,271	79,486
	News Corp. Class A	4,298,792	78,238
	Advance Auto Parts Inc.	513,703	75,530
[1]	Paramount Global Inc. Class B	4,171,804	70,420
*,1	Carnival Corp.	8,685,172	70,002
	Hasbro Inc.	1,137,331	69,389
*	NVR Inc.	13,074	60,305
	Interpublic Group of Cos. Inc.	1,684,207	56,101
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,294,566	50,656
	MGM Resorts International	1,334,778	44,755
	Bath & Body Works Inc.	938,310	39,540
*	American Airlines Group Inc.	2,817,859	35,843
*,1	Lucid Group Inc.	5,099,810	34,832
	Whirlpool Corp.	236,593	33,468
	Fox Corp. Class B	1,151,552	32,762
	Lear Corp.	256,175	31,771
*	Liberty Media Corp.- Liberty SiriusXM Class A	671,563	26,399
[1]	Paramount Global Class A	113,451	2,225
	Lennar Corp. Class B	15,603	1,167
	News Corp. Class B	27,910	515
			6,934,095
Consumer Staples (11.3%)
	Procter & Gamble Co.	20,496,727	3,106,484
	PepsiCo Inc.	11,915,654	2,152,682
	Coca-Cola Co.	33,661,803	2,141,227
	Philip Morris International Inc.	13,406,471	1,356,869
	CVS Health Corp.	11,363,736	1,058,987
	Mondelez International Inc. Class A	11,810,424	787,165
	Altria Group Inc.	15,507,974	708,869
	McKesson Corp.	1,227,270	460,374
	Archer-Daniels-Midland Co.	4,754,756	441,479
	General Mills Inc.	5,137,627	430,790
	Kimberly-Clark Corp.	2,919,882	396,374
	Corteva Inc.	6,218,528	365,525
	Sysco Corp.	4,384,308	335,180
	Constellation Brands Inc. Class A	1,356,127	314,282
30

Value Index Fund
		Shares	Market Value• ($000)
	Colgate-Palmolive Co.	3,611,446	284,546
	Keurig Dr Pepper Inc.	7,960,455	283,870
	Kraft Heinz Co.	6,885,226	280,298
	AmerisourceBergen Corp. Class A	1,422,242	235,680
	Walgreens Boots Alliance Inc.	5,980,335	223,425
	Kroger Co.	4,569,062	203,689
	McCormick & Co. Inc.	2,163,898	179,365
	Conagra Brands Inc.	4,154,720	160,788
	Kellogg Co.	2,219,008	158,082
	Tyson Foods Inc. Class A	2,498,576	155,536
	Clorox Co.	1,064,445	149,374
	J M Smucker Co.	873,705	138,447
	Hormel Foods Corp.	2,367,420	107,836
	Campbell Soup Co.	1,689,077	95,855
	Molson Coors Beverage Co. Class B	780,744	40,224
	Albertsons Cos. Inc. Class A	1,622,271	33,646
			16,786,948
Energy (8.2%)
	Exxon Mobil Corp.	35,618,279	3,928,696
	Chevron Corp.	15,051,015	2,701,507
	ConocoPhillips	10,775,324	1,271,488
	EOG Resources Inc.	5,078,248	657,735
	Marathon Petroleum Corp.	4,056,066	472,086
	Phillips 66	4,090,413	425,730
	Valero Energy Corp.	3,336,557	423,276
	Occidental Petroleum Corp.	5,899,282	371,596
	Devon Energy Corp.	5,655,354	347,861
	Williams Cos. Inc.	10,540,593	346,785
	Schlumberger Ltd.	6,133,983	327,923
	Kinder Morgan Inc.	16,523,313	298,741
	ONEOK Inc.	3,863,278	253,817
	Halliburton Co.	3,524,009	138,670
	Baker Hughes Co. Class A	4,341,554	128,206
			12,094,117
Financials (19.1%)
*	Berkshire Hathaway Inc. Class B	14,991,894	4,630,996
	JPMorgan Chase & Co.	25,371,388	3,402,303
	Bank of America Corp.	58,984,125	1,953,554
	Wells Fargo & Co.	32,961,479	1,360,979
	Charles Schwab Corp.	13,350,038	1,111,524
	Morgan Stanley	10,962,303	932,015
	Goldman Sachs Group Inc.	2,678,323	919,683
	BlackRock Inc.	1,233,886	874,369
	Chubb Ltd.	3,409,396	752,113
	Citigroup Inc.	15,906,908	719,469
	Marsh & McLennan Cos. Inc.	4,288,487	709,659
	Progressive Corp.	5,057,721	656,037
	PNC Financial Services Group Inc.	3,486,507	550,659
	US Bancorp	12,201,069	532,089
	CME Group Inc.	3,109,546	522,901
	Intercontinental Exchange Inc.	4,834,972	496,020
	Truist Financial Corp.	11,483,422	494,132
	American International Group Inc.	6,427,691	406,487
		Shares	Market Value• ($000)
	Travelers Cos. Inc.	2,028,082	380,245
	MetLife Inc.	5,091,675	368,484
	Aflac Inc.	4,842,359	348,359
	Arthur J Gallagher & Co.	1,824,254	343,945
	Prudential Financial Inc.	3,183,252	316,606
	Allstate Corp.	2,294,215	311,096
	Ameriprise Financial Inc.	920,498	286,615
	Bank of New York Mellon Corp.	6,291,944	286,409
	KKR & Co. Inc.	5,584,308	259,224
	Discover Financial Services	2,361,655	231,041
	Willis Towers Watson plc	935,504	228,806
	M&T Bank Corp.	1,491,468	216,352
	T Rowe Price Group Inc.	1,931,041	210,599
	Hartford Financial Services Group Inc.	2,748,439	208,414
	Nasdaq Inc.	3,395,647	208,323
	Fifth Third Bancorp	5,927,904	194,495
*	Arch Capital Group Ltd.	3,035,205	190,550
	Raymond James Financial Inc.	1,671,691	178,620
	Principal Financial Group Inc.	2,112,866	177,312
	Huntington Bancshares Inc.	12,455,493	175,622
	State Street Corp.	2,258,338	175,179
	Regions Financial Corp.	8,066,537	173,915
	Citizens Financial Group Inc.	4,250,844	167,356
	Northern Trust Corp.	1,716,997	151,937
*	Markel Corp.	110,336	145,367
	KeyCorp.	8,087,843	140,890
	Cincinnati Financial Corp.	1,355,674	138,807
	W R Berkley Corp.	1,726,576	125,298
	Cboe Global Markets Inc.	919,980	115,430
	Everest Re Group Ltd.	339,572	112,490
	Loews Corp.	1,749,953	102,075
	First Republic Bank	791,502	96,476
	Equitable Holdings Inc.	3,188,968	91,523
[1]	Annaly Capital Management Inc.	4,057,716	85,537
	Fidelity National Financial Inc.	2,240,613	84,292
	Franklin Resources Inc.	2,598,869	68,558
*	SVB Financial Group	255,672	58,840
	Globe Life Inc.	379,574	45,758
	Interactive Brokers Group Inc. Class A	424,955	30,745
	Ally Financial Inc.	1,167,506	28,546
	Corebridge Financial Inc.	571,175	11,458
[1]	Rocket Cos. Inc. Class A	1,001,779	7,012
			28,303,595
Health Care (20.5%)
	UnitedHealth Group Inc.	8,081,685	4,284,748
	Johnson & Johnson	22,613,833	3,994,734
	Pfizer Inc.	48,549,590	2,487,681
	AbbVie Inc.	15,296,310	2,472,037
	Merck & Co. Inc.	21,930,039	2,433,138

31

Value Index Fund
		Shares	Market Value• ($000)
	Abbott Laboratories	15,081,832	1,655,834
	Eli Lilly & Co.	3,698,553	1,353,079
	Bristol-Myers Squibb Co.	18,389,559	1,323,129
	Amgen Inc.	4,614,843	1,212,042
	Elevance Health Inc.	2,065,513	1,059,546
	Gilead Sciences Inc.	10,846,628	931,183
	Medtronic plc	11,501,975	893,933
	Cigna Corp.	2,643,770	875,987
	Danaher Corp.	2,832,670	751,847
	Becton Dickinson and Co.	2,452,287	623,616
	Humana Inc.	1,095,636	561,174
	HCA Healthcare Inc.	1,834,705	440,256
*	Centene Corp.	4,900,142	401,861
*	Biogen Inc.	1,246,143	345,082
*	Regeneron Pharmaceuticals Inc.	439,900	317,383
	Zimmer Biomet Holdings Inc.	1,813,720	231,249
	Baxter International Inc.	4,356,467	222,049
	Laboratory Corp. of America Holdings	764,953	180,131
	Cardinal Health Inc.	2,263,681	174,009
*	Molina Healthcare Inc.	505,795	167,024
*	Hologic Inc.	2,121,636	158,720
	Quest Diagnostics Inc.	982,601	153,718
	Royalty Pharma plc Class A	3,234,029	127,809
	Viatris Inc.	10,512,555	117,005
	Teleflex Inc.	406,772	101,542
*	Henry Schein Inc.	1,175,084	93,854
	STERIS plc	432,653	79,907
	PerkinElmer Inc.	546,528	76,634
	Universal Health Services Inc. Class B	264,084	37,207
*	DaVita Inc.	215,002	16,054
			30,355,202
Industrials (13.6%)
	Raytheon Technologies Corp.	12,716,046	1,283,303
	Honeywell International Inc.	5,814,911	1,246,135
	Lockheed Martin Corp.	2,266,806	1,102,778
	Caterpillar Inc.	4,500,897	1,078,235
	Deere & Co.	2,349,318	1,007,294
	General Electric Co.	9,446,613	791,532
	American Express Co.	4,845,114	715,866
	Northrop Grumman Corp.	1,197,404	653,316
	3M Co.	4,782,340	573,498
	CSX Corp.	18,194,801	563,675
	Union Pacific Corp.	2,660,432	550,896
	United Parcel Service Inc. Class B	3,158,050	548,995
	Eaton Corp. plc	3,437,404	539,501
	General Dynamics Corp.	2,138,539	530,593
	Illinois Tool Works Inc.	2,392,671	527,105
	Norfolk Southern Corp.	2,003,474	493,696
	Emerson Electric Co.	5,118,345	491,668
	Johnson Controls International plc	5,942,229	380,303
	FedEx Corp.	2,025,976	350,899
	Fidelity National Information Services Inc.	5,134,565	348,380
		Shares	Market Value• ($000)
	L3Harris Technologies Inc.	1,647,260	342,976
	Trane Technologies plc	1,992,584	334,933
	Parker-Hannifin Corp.	1,110,572	323,176
	Capital One Financial Corp.	3,300,785	306,841
	Carrier Global Corp.	7,233,101	298,365
	Cummins Inc.	1,219,702	295,522
	Otis Worldwide Corp.	3,602,697	282,127
	AMETEK Inc.	1,986,008	277,485
	PACCAR Inc.	2,706,590	267,871
	DuPont de Nemours Inc.	3,866,267	265,342
	PPG Industries Inc.	2,031,949	255,497
	Ferguson plc	1,814,898	230,438
*	United Rentals Inc.	598,717	212,796
	Fortive Corp.	3,056,236	196,363
	Ingersoll Rand Inc.	3,496,674	182,701
	Xylem Inc.	1,555,839	172,029
	Dover Corp.	1,211,440	164,041
	Westinghouse Air Brake Technologies Corp.	1,490,643	148,781
	Expeditors International of Washington Inc.	1,371,229	142,498
	Ball Corp.	2,718,848	139,042
	Jacobs Solutions Inc.	1,095,346	131,518
	Synchrony Financial	3,884,631	127,649
	Textron Inc.	1,799,529	127,407
*	FleetCor Technologies Inc.	606,876	111,471
	WW Grainger Inc.	196,239	109,158
	Snap-on Inc.	460,824	105,294
	Packaging Corp. of America	802,154	102,604
	Stanley Black & Decker Inc.	1,323,435	99,416
	CH Robinson Worldwide Inc.	1,020,599	93,446
	Masco Corp.	1,954,872	91,234
	Martin Marietta Materials Inc.	269,077	90,940
	Crown Holdings Inc.	1,040,008	85,499
	Westrock Co.	2,205,845	77,558
	Hubbell Inc. Class B	232,990	54,678
	TransUnion	833,731	47,314
	Fortune Brands Innovations Inc.	546,064	31,186
			20,102,864
Real Estate (2.9%)
	Prologis Inc.	7,982,651	899,884
	Simon Property Group Inc.	2,828,379	332,278
	VICI Properties Inc.	8,624,833	279,445
	Welltower Inc.	4,085,565	267,809
	Alexandria Real Estate Equities Inc.	1,417,773	206,527
*	CBRE Group Inc. Class A	2,593,392	199,587
	Weyerhaeuser Co.	6,357,061	197,069
	AvalonBay Communities Inc.	1,208,503	195,197
	Equity Residential	3,100,421	182,925
	Realty Income Corp.	2,707,516	171,738
	Extra Space Storage Inc.	1,156,095	170,154

32

Value Index Fund
		Shares	Market Value• ($000)
	Mid-America Apartment Communities Inc.	1,001,233	157,184
	Ventas Inc.	3,449,614	155,405
	WP Carey Inc.	1,794,162	140,214
	Iron Mountain Inc.	2,520,578	125,651
	Digital Realty Trust Inc.	1,243,931	124,729
	Essex Property Trust Inc.	561,285	118,947
	Healthpeak Properties Inc.	4,660,034	116,827
	Boston Properties Inc.	1,222,969	82,648
	UDR Inc.	1,412,701	54,714
	Camden Property Trust	461,391	51,620
	Host Hotels & Resorts Inc.	3,100,211	49,758
	Regency Centers Corp.	741,738	46,359
			4,326,669
Technology (7.2%)
	Broadcom Inc.	3,503,280	1,958,789
*	Meta Platforms Inc. Class A	9,722,872	1,170,050
	International Business Machines Corp.	7,819,405	1,101,676
	Oracle Corp.	12,825,943	1,048,393
	Intel Corp.	35,693,071	943,368
	Analog Devices Inc.	4,404,703	722,503
	QUALCOMM Inc.	4,845,144	532,675
	Micron Technology Inc.	9,402,765	469,950
	TE Connectivity Ltd.	2,744,279	315,043
	Cognizant Technology Solutions Corp. Class A	4,443,035	254,097
	VMware Inc. Class A	2,019,033	247,857
*	ON Semiconductor Corp.	3,737,977	233,138
	HP Inc.	7,823,161	210,208
	Corning Inc.	6,576,824	210,064
	CDW Corp.	1,169,833	208,909
	Hewlett Packard Enterprise Co.	11,111,798	177,344
*	Akamai Technologies Inc.	1,363,534	114,946
	NetApp Inc.	1,884,809	113,202
	Gen Digital Inc.	4,800,514	102,875
	SS&C Technologies Holdings Inc.	1,856,669	96,658
	Seagate Technology Holdings plc	1,700,438	89,460
*	Western Digital Corp.	2,754,825	86,915
	Dell Technologies Inc. Class C	2,134,342	85,843
*	Qorvo Inc.	878,982	79,671
	Leidos Holdings Inc.	592,625	62,338
*	F5 Inc.	261,533	37,533
			10,673,505
Telecommunications (3.7%)
	Cisco Systems Inc.	31,984,208	1,523,728
	Verizon Communications Inc.	34,510,186	1,359,701
	Comcast Corp. Class A	37,305,006	1,304,556
	AT&T Inc.	59,642,144	1,098,012
	Motorola Solutions Inc.	721,896	186,040
	Juniper Networks Inc.	1,408,029	45,001
*	DISH Network Corp. Class A	2,154,436	30,248
		Shares	Market Value• ($000)
	Lumen Technologies Inc.	4,491,274	23,444
			5,570,730
Utilities (6.4%)
	NextEra Energy Inc.	17,189,714	1,437,060
	Duke Energy Corp.	6,662,803	686,202
	Southern Co.	9,420,795	672,739
	Waste Management Inc.	3,548,163	556,636
	Dominion Energy Inc.	7,208,965	442,054
	American Electric Power Co. Inc.	4,444,967	422,050
	Sempra Energy (XNYS)	2,719,540	420,278
	Exelon Corp.	8,580,039	370,915
	Xcel Energy Inc.	4,732,860	331,821
*	PG&E Corp.	18,128,757	294,774
	Consolidated Edison Inc.	3,068,338	292,443
	Public Service Enterprise Group Inc.	4,313,890	264,312
	WEC Energy Group Inc.	2,726,586	255,645
	Eversource Energy	3,010,857	252,430
	Constellation Energy Corp.	2,824,084	243,464
	American Water Works Co. Inc.	1,571,220	239,485
	Republic Services Inc. Class A	1,775,299	228,996
	Edison International	3,299,467	209,912
	Ameren Corp.	2,231,864	198,457
	Entergy Corp.	1,757,760	197,748
	FirstEnergy Corp.	4,691,552	196,764
	PPL Corp.	6,040,779	176,512
	DTE Energy Co.	1,421,899	167,116
	AES Corp.	5,766,031	165,831
	CenterPoint Energy Inc.	5,433,544	162,952
	CMS Energy Corp.	2,516,231	159,353
	Evergy Inc.	1,977,697	124,456
	Alliant Energy Corp.	2,176,093	120,142
	NiSource Inc.	3,520,305	96,527
	Vistra Corp.	3,450,865	80,060
	Avangrid Inc.	670,022	28,797
			9,495,931
Total Common Stocks (Cost $118,549,749)			147,873,165

33

Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.334% (Cost $215,746)	2,157,941	215,773
Total Investments (99.9%) (Cost $118,765,495)			148,088,938
Other Assets and Liabilities—Net (0.1%)			125,916
Net Assets (100%)			148,214,854
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $82,165,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $86,935,000 was received for securities on loan, of which $86,930,000 is held in Vanguard Market Liquidity Fund and $5,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	626	120,849	(59)
34

Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AT&T Inc.	8/31/23	BANA	36,820	(4.093)	—	(131)
Goldman Sachs Group Inc.	8/30/24	BANA	63,525	(4.693)	184	—
Goldman Sachs Group Inc.	8/30/24	BANA	22,320	(4.693)	64	—
Kroger Co.	1/31/23	GSI	43,490	(4.323)	1,006	—
State Street Corp.	8/30/24	BANA	52,360	(4.693)	215	—
State Street Corp.	8/30/24	BANA	6,205	(4.693)	26	—
					1,495	(131)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,428,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $118,549,749)	147,873,165
Affiliated Issuers (Cost $215,746)	215,773
Total Investments in Securities	148,088,938
Investment in Vanguard	5,531
Cash	5
Cash Collateral Pledged—Futures Contracts	5,470
Cash Collateral Pledged—Over-the-Counter Swap Contracts	13,510
Receivables for Investment Securities Sold	8,059
Receivables for Accrued Income	224,624
Receivables for Capital Shares Issued	58,007
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,495
Total Assets	148,405,639
Liabilities
Due to Custodian	6,081
Payables for Investment Securities Purchased	15,471
Collateral for Securities on Loan	86,935
Payables for Capital Shares Redeemed	79,146
Payables to Vanguard	2,742
Variation Margin Payable—Futures Contracts	279
Unrealized Depreciation—Over-the-Counter Swap Contracts	131
Total Liabilities	190,785
Net Assets	148,214,854
1 Includes $82,165,000 of securities on loan.
36

Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	123,970,526
Total Distributable Earnings (Loss)	24,244,328
Net Assets	148,214,854

Investor Shares—Net Assets
Applicable to 4,252,359 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	232,939
Net Asset Value Per Share—Investor Shares	$54.78

ETF Shares—Net Assets
Applicable to 708,543,212 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	99,459,211
Net Asset Value Per Share—ETF Shares	$140.37

Admiral Shares—Net Assets
Applicable to 585,649,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,070,568
Net Asset Value Per Share—Admiral Shares	$54.76

Institutional Shares—Net Assets
Applicable to 300,450,412 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,452,136
Net Asset Value Per Share—Institutional Shares	$54.76

See accompanying Notes, which are an integral part of the Financial Statements.
37

Value Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends	3,718,574
Interest[1]	4,152
Securities Lending—Net	10,247
Total Income	3,732,973
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,685
Management and Administrative—Investor Shares	372
Management and Administrative—ETF Shares	30,848
Management and Administrative—Admiral Shares	13,254
Management and Administrative—Institutional Shares	5,258
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—ETF Shares	3,948
Marketing and Distribution—Admiral Shares	1,324
Marketing and Distribution—Institutional Shares	426
Custodian Fees	897
Auditing Fees	33
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	2,148
Shareholders’ Reports—Admiral Shares	322
Shareholders’ Reports—Institutional Shares	127
Trustees’ Fees and Expenses	54
Other Expenses	24
Total Expenses	61,737
Expenses Paid Indirectly	(20)
Net Expenses	61,717
Net Investment Income	3,671,256
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,718,950
Futures Contracts	(43,685)
Swap Contracts	(3,270)
Realized Net Gain (Loss)	6,671,995
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,306,669)
Futures Contracts	78
Swap Contracts	1,707
Change in Unrealized Appreciation (Depreciation)	(13,304,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,961,633)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,002,000, ($20,000), $2,000, and $20,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,049,158,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,671,256	2,885,192
Realized Net Gain (Loss)	6,671,995	3,151,239
Change in Unrealized Appreciation (Depreciation)	(13,304,884)	21,557,364
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,961,633)	27,593,795
Distributions
Investor Shares	(5,847)	(5,928)
ETF Shares	(2,511,165)	(1,889,549)
Admiral Shares	(791,346)	(667,738)
Institutional Shares	(393,370)	(329,587)
Total Distributions	(3,701,728)	(2,892,802)
Capital Share Transactions
Investor Shares	(19,293)	(68,271)
ETF Shares	11,181,843	15,310,468
Admiral Shares	1,778,634	3,414,060
Institutional Shares	1,710,922	(49,760)
Net Increase (Decrease) from Capital Share Transactions	14,652,106	18,606,497
Total Increase (Decrease)	7,988,745	43,307,490
Net Assets
Beginning of Period	140,226,109	96,918,619
End of Period	148,214,854	140,226,109

See accompanying Notes, which are an integral part of the Financial Statements.
39

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$57.39	$46.43	$46.78	$38.18	$41.42
Investment Operations
Net Investment Income[1]	1.301	1.177	1.142	1.093	1.009
Net Realized and Unrealized Gain (Loss) on Investments	(2.604)	10.945	(.362)	8.623	(3.261)
Total from Investment Operations	(1.303)	12.122	.780	9.716	(2.252)
Distributions
Dividends from Net Investment Income	(1.307)	(1.162)	(1.130)	(1.116)	(.988)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.307)	(1.162)	(1.130)	(1.116)	(.988)
Net Asset Value, End of Period	$54.78	$57.39	$46.43	$46.78	$38.18
Total Return[2]	-2.18%	26.31%	2.18%	25.67%	-5.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$233	$264	$273	$328	$1,381
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.22%	2.75%	2.58%	2.43%
Portfolio Turnover Rate[4]	5%	9%	10%	12%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$147.08	$118.98	$119.90	$97.84	$106.14
Investment Operations
Net Investment Income[1]	3.529	3.212	3.055	3.046	2.722
Net Realized and Unrealized Gain (Loss) on Investments	(6.707)	28.045	(.935)	22.014	(8.352)
Total from Investment Operations	(3.178)	31.257	2.120	25.060	(5.630)
Distributions
Dividends from Net Investment Income	(3.532)	(3.157)	(3.040)	(3.000)	(2.670)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.532)	(3.157)	(3.040)	(3.000)	(2.670)
Net Asset Value, End of Period	$140.37	$147.08	$118.98	$119.90	$97.84
Total Return	-2.05%	26.47%	2.23%	25.85%	-5.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99,459	$92,776	$61,580	$55,909	$41,510
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.35%	2.87%	2.76%	2.56%
Portfolio Turnover Rate[3]	5%	9%	10%	12%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$57.38	$46.41	$46.77	$38.17	$41.41
Investment Operations
Net Investment Income[1]	1.370	1.245	1.188	1.185	1.059
Net Realized and Unrealized Gain (Loss) on Investments	(2.618)	10.951	(.367)	8.581	(3.261)
Total from Investment Operations	(1.248)	12.196	.821	9.766	(2.202)
Distributions
Dividends from Net Investment Income	(1.372)	(1.226)	(1.181)	(1.166)	(1.038)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.372)	(1.226)	(1.181)	(1.166)	(1.038)
Net Asset Value, End of Period	$54.76	$57.38	$46.41	$46.77	$38.17
Total Return[2]	-2.08%	26.49%	2.29%	25.82%	-5.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,071	$31,741	$22,486	$22,414	$16,522
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.34%	2.86%	2.75%	2.55%
Portfolio Turnover Rate[4]	5%	9%	10%	12%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$57.37	$46.41	$46.77	$38.17	$41.41
Investment Operations
Net Investment Income[1]	1.377	1.250	1.193	1.189	1.063
Net Realized and Unrealized Gain (Loss) on Investments	(2.609)	10.941	(.368)	8.581	(3.260)
Total from Investment Operations	(1.232)	12.191	.825	9.770	(2.197)
Distributions
Dividends from Net Investment Income	(1.378)	(1.231)	(1.185)	(1.170)	(1.043)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.378)	(1.231)	(1.185)	(1.170)	(1.043)
Net Asset Value, End of Period	$54.76	$57.37	$46.41	$46.77	$38.17
Total Return	-2.05%	26.48%	2.30%	25.83%	-5.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,452	$15,446	$12,579	$12,481	$9,789
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.35%	2.87%	2.76%	2.56%
Portfolio Turnover Rate[3]	5%	9%	10%	12%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
44

Value Index Fund
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
45

Value Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
46

Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $5,531,000, representing less than 0.01% of the fund’s net assets and 2.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $20,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
47

Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	147,873,165	—	—	147,873,165
Temporary Cash Investments	215,773	—	—	215,773
Total	148,088,938	—	—	148,088,938
Derivative Financial Instruments
Assets
Swap Contracts	—	1,495	—	1,495
Liabilities
Futures Contracts[1]	59	—	—	59
Swap Contracts	—	131	—	131
Total	59	131	—	190
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8,047,814
Total Distributable Earnings (Loss)	(8,047,814)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains
48

Value Index Fund
from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	24,664
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(4,969,430)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	29,189,094
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	3,701,728	2,892,802
Long-Term Capital Gains	—	—
Total	3,701,728	2,892,802
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	118,899,844
Gross Unrealized Appreciation	36,609,764
Gross Unrealized Depreciation	(7,420,670)
Net Unrealized Appreciation (Depreciation)	29,189,094
F.	During the year ended December 31, 2022, the fund purchased $39,007,804,000 of investment securities and sold $24,585,827,000 of investment securities, other than temporary cash investments. Purchases and sales include $27,265,708,000 and $16,678,698,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $2,385,795,000 and sales were $1,534,732,000, resulting in net realized loss of $406,917,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
49

Value Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	52,300	945	42,557	819
Issued in Lieu of Cash Distributions	5,847	110	5,927	111
Redeemed	(77,440)	(1,404)	(116,755)	(2,214)
Net Increase (Decrease)—Investor Shares	(19,293)	(349)	(68,271)	(1,284)
ETF Shares
Issued	28,097,278	198,864	22,597,318	166,669
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(16,915,435)	(121,125)	(7,286,850)	(53,450)
Net Increase (Decrease)—ETF Shares	11,181,843	77,739	15,310,468	113,219
Admiral Shares
Issued	6,740,145	122,919	6,495,181	125,044
Issued in Connection with Acquisition of Vanguard Capital Value Fund	—	—	1,035,654	21,626
Issued in Lieu of Cash Distributions	691,593	13,000	581,649	10,864
Redeemed	(5,653,104)	(103,475)	(4,698,424)	(88,804)
Net Increase (Decrease)—Admiral Shares	1,778,634	32,444	3,414,060	68,730
Institutional Shares
Issued	3,365,017	61,474	2,348,847	44,862
Issued in Lieu of Cash Distributions	379,225	7,126	315,580	5,897
Redeemed	(2,033,320)	(37,361)	(2,714,187)	(52,572)
Net Increase (Decrease)—Institutional Shares	1,710,922	31,239	(49,760)	(1,813)
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
50

Large-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund Investor Shares	-19.78%	9.02%	12.23%	$31,691
Spliced Large Cap Index	-19.67	9.20	12.42	32,250
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151
Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund ETF Shares Net Asset Value	-19.68%	9.16%	12.37%	$32,104
Large-Cap Index Fund ETF Shares Market Price	-19.69	9.15	12.37	32,112
Spliced Large Cap Index	-19.67	9.20	12.42	32,250
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

See Financial Highlights for dividend and capital gains information.
51

Large-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund Admiral Shares	-19.70%	9.15%	12.37%	$32,090
Spliced Large Cap Index	-19.67	9.20	12.42	32,250
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	31,151

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Large-Cap Index Fund Institutional Shares	-19.69%	9.17%	12.38%	$16,059,945
Spliced Large Cap Index	-19.67	9.20	12.42	16,125,172
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Large-Cap Index Fund ETF Shares Market Price	-19.69%	54.93%	221.12%
Large-Cap Index Fund ETF Shares Net Asset Value	-19.68	55.00	221.04
Spliced Large Cap Index	-19.67	55.25	222.50
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
52

Large-Cap Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	1.9%
Consumer Discretionary	13.1
Consumer Staples	6.4
Energy	5.2
Financials	11.3
Health Care	15.2
Industrials	12.8
Real Estate	2.8
Technology	25.3
Telecommunications	2.5
Utilities	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
53

Large-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	538,640	175,694
	Air Products and Chemicals Inc.	241,956	74,585
	Freeport-McMoRan Inc.	1,558,751	59,233
	Newmont Corp.	865,621	40,857
	Ecolab Inc.	279,437	40,675
	Dow Inc.	767,491	38,674
	Nucor Corp.	279,784	36,878
	Fastenal Co.	624,508	29,552
	International Flavors & Fragrances Inc.	278,170	29,163
	Albemarle Corp.	127,774	27,709
	LyondellBasell Industries NV Class A	284,155	23,593
	CF Industries Holdings Inc.	213,960	18,230
	FMC Corp.	137,433	17,152
	Mosaic Co.	371,308	16,289
	Avery Dennison Corp.	88,291	15,981
	International Paper Co.	387,883	13,432
	Celanese Corp. Class A	106,413	10,880
	Eastman Chemical Co.	130,835	10,655
	Westlake Corp.	17,331	1,777
			681,009
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	9,456,329	794,332
*	Tesla Inc.	2,927,012	360,549
	Home Depot Inc.	1,111,445	351,061
	Costco Wholesale Corp.	482,673	220,340
	McDonald's Corp.	798,746	210,494
	Walmart Inc.	1,479,987	209,847
*	Walt Disney Co.	1,988,100	172,726
	NIKE Inc. Class B	1,373,699	160,737
*	Netflix Inc.	485,297	143,104
	Lowe's Cos. Inc.	659,472	131,393
	Starbucks Corp.	1,251,728	124,171
	TJX Cos. Inc.	1,202,878	95,749
*	Booking Holdings Inc.	42,296	85,238
	Target Corp.	501,960	74,812
	Dollar General Corp.	245,990	60,575
	Activision Blizzard Inc.	768,192	58,805
*	O'Reilly Automotive Inc.	68,230	57,588
	Estee Lauder Cos. Inc. Class A	226,992	56,319
*	AutoZone Inc.	20,717	51,092
*	Uber Technologies Inc.	2,065,978	51,092
	Ford Motor Co.	4,307,148	50,092
		Shares	Market Value• ($000)
	General Motors Co.	1,471,922	49,515
	Marriott International Inc. Class A	310,713	46,262
	Ross Stores Inc.	378,483	43,931
*	Lululemon Athletica Inc.	133,347	42,722
*	Chipotle Mexican Grill Inc. Class A	30,231	41,945
	Yum! Brands Inc.	307,205	39,347
	Hilton Worldwide Holdings Inc.	294,964	37,272
	Electronic Arts Inc.	301,097	36,788
*	Airbnb Inc. Class A	390,879	33,420
*	Dollar Tree Inc.	229,145	32,410
	DR Horton Inc.	337,945	30,124
*	Copart Inc.	467,458	28,464
*	Aptiv plc	295,535	27,523
	Tractor Supply Co.	120,467	27,101
	Genuine Parts Co.	153,977	26,717
*	Ulta Beauty Inc.	55,865	26,205
	Lennar Corp. Class A	277,930	25,153
	eBay Inc.	591,805	24,542
*	Delta Air Lines Inc.	699,320	22,980
*	Warner Bros Discovery Inc.	2,383,412	22,595
*	Southwest Airlines Co.	647,605	21,805
*	Trade Desk Inc. Class A	485,566	21,768
*	Take-Two Interactive Software Inc.	183,001	19,056
	Darden Restaurants Inc.	133,373	18,449
	Omnicom Group Inc.	222,361	18,138
*	Las Vegas Sands Corp.	375,262	18,039
	Best Buy Co. Inc.	221,100	17,734
*	Etsy Inc.	137,070	16,418
	Garmin Ltd.	167,198	15,431
*	NVR Inc.	3,296	15,203
	LKQ Corp.	276,564	14,771
*	Burlington Stores Inc.	71,101	14,416
*	Expedia Group Inc.	164,199	14,384
*	United Airlines Holdings Inc.	356,039	13,423
	Domino's Pizza Inc.	38,615	13,376
*	Rivian Automotive Inc. Class A	697,063	12,847
*	Live Nation Entertainment Inc.	176,203	12,288
*	Royal Caribbean Cruises Ltd.	236,303	11,680
	PulteGroup Inc.	248,379	11,309
	MGM Resorts International	335,423	11,247
54

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Rollins Inc.	295,321	10,791
	VF Corp.	381,123	10,523
*	CarMax Inc.	172,303	10,492
	BorgWarner Inc. (XNYS)	255,419	10,281
*	Roblox Corp. Class A	359,462	10,230
	Fox Corp. Class A	329,769	10,015
	Advance Auto Parts Inc.	64,611	9,500
*	Caesars Entertainment Inc.	222,416	9,253
	Paramount Global Inc. Class B	533,925	9,013
*	Carnival Corp.	1,092,119	8,802
	Hasbro Inc.	143,300	8,743
	News Corp. Class A	400,051	7,281
	Interpublic Group of Cos. Inc.	211,806	7,055
*	Liberty Media Corp.- Liberty SiriusXM Class C	168,115	6,578
	Pool Corp.	20,226	6,115
	Vail Resorts Inc.	21,958	5,234
	Bath & Body Works Inc.	118,444	4,991
*	American Airlines Group Inc.	354,794	4,513
	Warner Music Group Corp. Class A	127,301	4,458
*,1	Lucid Group Inc.	641,402	4,381
	Whirlpool Corp.	29,747	4,208
	Fox Corp. Class B	144,197	4,102
	Lear Corp.	32,132	3,985
[1]	Sirius XM Holdings Inc.	638,414	3,728
*,1	Chewy Inc. Class A	97,291	3,608
*	Endeavor Group Holdings Inc. Class A	141,965	3,200
*	Liberty Media Corp.- Liberty SiriusXM Class A	78,676	3,093
	News Corp. Class B	143,246	2,641
	Lennar Corp. Class B	15,734	1,177
[1]	Paramount Global Class A	6,126	120
			4,685,025
Consumer Staples (6.4%)
	Procter & Gamble Co.	2,584,275	391,673
	PepsiCo Inc.	1,502,430	271,429
	Coca-Cola Co.	4,244,377	269,985
	Philip Morris International Inc.	1,690,515	171,097
	CVS Health Corp.	1,432,931	133,535
	Mondelez International Inc. Class A	1,489,234	99,257
	Altria Group Inc.	1,954,332	89,332
	Colgate-Palmolive Co.	910,801	71,762
	McKesson Corp.	154,640	58,009
	Archer-Daniels-Midland Co.	599,090	55,625
	General Mills Inc.	647,258	54,273
	Kimberly-Clark Corp.	368,015	49,958
	Corteva Inc.	783,701	46,066
	Sysco Corp.	552,606	42,247
*	Monster Beverage Corp.	398,278	40,437
	Constellation Brands Inc. Class A	170,957	39,619
	Hershey Co.	160,283	37,117
	Keurig Dr Pepper Inc.	1,003,673	35,791
	Kraft Heinz Co.	868,064	35,339
		Shares	Market Value• ($000)
	Kroger Co.	702,542	31,319
	AmerisourceBergen Corp. Class A	179,442	29,735
	Walgreens Boots Alliance Inc.	754,510	28,188
	McCormick & Co. Inc.	273,248	22,650
	Brown-Forman Corp. Class B	338,050	22,203
	Church & Dwight Co. Inc.	265,896	21,434
	Conagra Brands Inc.	522,916	20,237
	Kellogg Co.	279,093	19,883
	Tyson Foods Inc. Class A	316,005	19,671
	Clorox Co.	134,520	18,877
	J M Smucker Co.	110,456	17,503
	Hormel Foods Corp.	297,429	13,548
	Campbell Soup Co.	212,387	12,053
	Lamb Weston Holdings Inc.	78,626	7,026
	Molson Coors Beverage Co. Class B	98,489	5,074
	Albertsons Cos. Inc. Class A	204,084	4,233
	Brown-Forman Corp. Class A	55,478	3,648
*	Olaplex Holdings Inc.	52,983	276
			2,290,109
Energy (5.2%)
	Exxon Mobil Corp.	4,491,227	495,382
	Chevron Corp.	1,897,860	340,647
	ConocoPhillips	1,358,943	160,355
	EOG Resources Inc.	640,564	82,966
	Schlumberger Ltd.	1,546,357	82,668
	Marathon Petroleum Corp.	511,150	59,493
	Pioneer Natural Resources Co.	246,142	56,216
	Phillips 66	515,439	53,647
	Valero Energy Corp.	420,435	53,336
	Occidental Petroleum Corp.	743,448	46,830
	Devon Energy Corp.	712,688	43,837
	Williams Cos. Inc.	1,328,889	43,720
	Hess Corp.	302,602	42,915
	Cheniere Energy Inc.	271,168	40,664
*	Enphase Energy Inc.	148,225	39,274
	Kinder Morgan Inc.	2,083,506	37,670
	Halliburton Co.	891,223	35,070
	Baker Hughes Co. Class A	1,092,134	32,251
	ONEOK Inc.	487,336	32,018
	Diamondback Energy Inc.	191,920	26,251
	Coterra Energy Inc.	816,799	20,069
	Marathon Oil Corp.	691,948	18,731
*,1	Plug Power Inc.	635,644	7,863
*	Texas Pacific Land Corp.	3,346	7,844
	EQT Corp.	180,124	6,094
			1,865,811
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	1,804,211	557,321
	JPMorgan Chase & Co.	3,198,747	428,952
	Bank of America Corp.	7,436,491	246,297
	Wells Fargo & Co.	4,155,503	171,581
	Charles Schwab Corp.	1,683,269	140,149

55

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Goldman Sachs Group Inc.	369,311	126,814
	S&P Global Inc.	355,313	119,009
	Morgan Stanley	1,382,422	117,534
	BlackRock Inc.	155,609	110,269
	Chubb Ltd.	430,023	94,863
	Citigroup Inc.	2,006,644	90,760
	Marsh & McLennan Cos. Inc.	540,919	89,511
	Progressive Corp.	637,982	82,753
	PNC Financial Services Group Inc.	439,860	69,471
	US Bancorp	1,539,174	67,123
	CME Group Inc.	392,315	65,972
	Aon plc Class A (XNYS)	214,311	64,323
	Intercontinental Exchange Inc.	609,139	62,492
	Truist Financial Corp.	1,446,853	62,258
	Blackstone Inc.	765,301	56,778
	American International Group Inc.	810,270	51,241
	Travelers Cos. Inc.	255,586	47,920
	Moody's Corp.	169,838	47,320
	MetLife Inc.	641,829	46,449
	Aflac Inc.	610,349	43,908
	Arthur J Gallagher & Co.	229,930	43,351
	Prudential Financial Inc.	401,328	39,916
	Allstate Corp.	289,233	39,220
	MSCI Inc. Class A	82,836	38,533
	Ameriprise Financial Inc.	116,055	36,136
	Bank of New York Mellon Corp.	793,405	36,116
	KKR & Co. Inc.	704,316	32,694
	State Street Corp.	380,154	29,489
	Discover Financial Services	297,958	29,149
	Willis Towers Watson plc	118,037	28,869
	M&T Bank Corp.	188,250	27,308
	T Rowe Price Group Inc.	243,711	26,579
	Hartford Financial Services Group Inc.	346,816	26,299
	Nasdaq Inc.	428,560	26,292
*	Berkshire Hathaway Inc. Class A	56	26,248
	Fifth Third Bancorp	748,596	24,561
	First Republic Bank	199,468	24,313
*	Arch Capital Group Ltd.	383,228	24,059
	Apollo Global Management Inc.	374,836	23,911
	Raymond James Financial Inc.	211,113	22,557
	Principal Financial Group Inc.	266,796	22,390
	Huntington Bancshares Inc.	1,573,298	22,183
	Regions Financial Corp.	1,019,408	21,978
	Citizens Financial Group Inc.	537,058	21,144
	Northern Trust Corp.	216,008	19,115
*	Markel Corp.	13,946	18,374
	KeyCorp.	1,017,309	17,722
	Cincinnati Financial Corp.	171,401	17,550
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	128,312	17,210
	FactSet Research Systems Inc.	41,549	16,670
	W R Berkley Corp.	217,128	15,757
*	SVB Financial Group	64,411	14,824
	Cboe Global Markets Inc.	115,696	14,516
	Everest Re Group Ltd.	42,752	14,162
	Loews Corp.	220,128	12,840
	Ares Management Corp. Class A	170,177	11,647
	Equitable Holdings Inc.	404,501	11,609
	MarketAxess Holdings Inc.	39,048	10,890
	Annaly Capital Management Inc.	510,252	10,756
	Fidelity National Financial Inc.	281,551	10,592
	LPL Financial Holdings Inc.	41,203	8,907
	Franklin Resources Inc.	326,858	8,623
	Tradeweb Markets Inc. Class A	121,135	7,865
	Interactive Brokers Group Inc. Class A	106,378	7,696
	Brown & Brown Inc.	123,571	7,040
	Globe Life Inc.	47,854	5,769
*,1	Coinbase Global Inc. Class A	156,027	5,522
	Ally Financial Inc.	146,818	3,590
	Corebridge Financial Inc.	71,530	1,435
[1]	Rocket Cos. Inc. Class A	125,971	882
			4,045,926
Health Care (15.1%)
	UnitedHealth Group Inc.	1,018,921	540,212
	Johnson & Johnson	2,851,198	503,664
	Eli Lilly & Co.	932,584	341,177
	Pfizer Inc.	6,121,453	313,663
	AbbVie Inc.	1,928,559	311,674
	Merck & Co. Inc.	2,764,934	306,769
	Thermo Fisher Scientific Inc.	427,697	235,528
	Abbott Laboratories	1,901,425	208,757
	Danaher Corp.	714,479	189,637
	Bristol-Myers Squibb Co.	2,318,673	166,828
	Amgen Inc.	581,883	152,826
	Elevance Health Inc.	260,458	133,607
	Gilead Sciences Inc.	1,367,783	117,424
	Medtronic plc	1,450,550	112,737
	Cigna Corp.	333,437	110,481
*	Intuitive Surgical Inc.	385,384	102,262
	Stryker Corp.	371,401	90,804
*	Vertex Pharmaceuticals Inc.	279,924	80,836
*	Regeneron Pharmaceuticals Inc.	110,955	80,053
	Becton Dickinson and Co.	309,039	78,589
*	Boston Scientific Corp.	1,561,966	72,272
	Humana Inc.	138,070	70,718
	Zoetis Inc.	457,436	67,037
*	Moderna Inc.	356,114	63,965
	HCA Healthcare Inc.	231,237	55,488
*	Centene Corp.	617,535	50,644

56

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	674,201	50,302
	Agilent Technologies Inc.	321,697	48,142
*	DexCom Inc.	421,220	47,699
*	Biogen Inc.	157,033	43,486
*	IQVIA Holdings Inc.	202,564	41,503
*	IDEXX Laboratories Inc.	90,309	36,842
*	Illumina Inc.	171,542	34,686
	ResMed Inc.	159,725	33,244
*	Alnylam Pharmaceuticals Inc.	134,148	31,880
	Zimmer Biomet Holdings Inc.	228,966	29,193
*	Horizon Therapeutics plc	247,137	28,124
	Baxter International Inc.	549,741	28,020
*	Veeva Systems Inc. Class A	153,237	24,729
	Laboratory Corp. of America Holdings	96,627	22,754
*	Insulet Corp.	75,749	22,300
	Cardinal Health Inc.	285,767	21,967
*	Molina Healthcare Inc.	63,632	21,013
*	BioMarin Pharmaceutical Inc.	202,673	20,975
	STERIS plc	108,847	20,103
*	Hologic Inc.	268,086	20,055
*	Seagen Inc.	151,846	19,514
	Quest Diagnostics Inc.	124,082	19,411
	PerkinElmer Inc.	137,830	19,327
	West Pharmaceutical Services Inc.	80,712	18,996
	Cooper Cos. Inc.	53,836	17,802
*	Align Technology Inc.	80,967	17,076
*	Incyte Corp.	206,283	16,569
	Royalty Pharma plc Class A	408,860	16,158
*	Avantor Inc.	698,368	14,729
	Viatris Inc.	1,320,999	14,703
	Teleflex Inc.	51,163	12,772
*	Henry Schein Inc.	147,819	11,806
*	Bio-Rad Laboratories Inc. Class A	22,951	9,651
*	Catalent Inc.	186,483	8,394
*	Charles River Laboratories International Inc.	27,715	6,039
	Universal Health Services Inc. Class B	33,256	4,685
*	DaVita Inc.	26,951	2,012
*,2	ABIOMED Inc. CVR	12	—
			5,414,313
Industrials (12.8%)
	Visa Inc. Class A	1,775,587	368,896
	Mastercard Inc. Class A	936,153	325,529
	Accenture plc Class A	687,196	183,371
	Raytheon Technologies Corp.	1,603,154	161,790
	Honeywell International Inc.	733,166	157,117
	Lockheed Martin Corp.	285,806	139,042
	Union Pacific Corp.	670,496	138,840
	United Parcel Service Inc. Class B	795,898	138,359
	Caterpillar Inc.	567,533	135,958
	Deere & Co.	296,239	127,015
*	Boeing Co.	649,930	123,805
		Shares	Market Value• ($000)
	Automatic Data Processing Inc.	452,385	108,057
	General Electric Co.	1,191,564	99,841
	American Express Co.	611,177	90,301
*	PayPal Holdings Inc.	1,243,253	88,545
	Northrop Grumman Corp.	151,061	82,420
	3M Co.	602,879	72,297
	CSX Corp.	2,292,911	71,034
	Eaton Corp. plc	433,830	68,090
	General Dynamics Corp.	269,466	66,857
	Illinois Tool Works Inc.	301,505	66,422
*	Fiserv Inc.	623,302	62,997
	Norfolk Southern Corp.	252,492	62,219
	Emerson Electric Co.	644,973	61,956
	Sherwin-Williams Co.	254,341	60,363
	Johnson Controls International plc	748,873	47,928
	FedEx Corp.	255,398	44,235
	Fidelity National Information Services Inc.	647,140	43,908
	L3Harris Technologies Inc.	207,621	43,229
	Cintas Corp.	94,115	42,504
	Trane Technologies plc	251,170	42,219
	Paychex Inc.	353,726	40,877
	Parker-Hannifin Corp.	140,025	40,747
	Capital One Financial Corp.	416,281	38,698
	Carrier Global Corp.	911,975	37,619
	Cummins Inc.	153,802	37,265
*	Block Inc. (XNYS)	586,026	36,826
	Otis Worldwide Corp.	454,296	35,576
	TransDigm Group Inc.	56,333	35,470
*	Mettler-Toledo International Inc.	24,313	35,143
	AMETEK Inc.	250,475	34,996
	PACCAR Inc.	341,364	33,785
	DuPont de Nemours Inc.	487,609	33,465
*	Keysight Technologies Inc.	194,671	33,302
	Rockwell Automation Inc.	125,231	32,256
	PPG Industries Inc.	256,294	32,226
	Old Dominion Freight Line Inc.	108,429	30,770
	Verisk Analytics Inc. Class A	170,539	30,087
	Global Payments Inc.	294,897	29,289
	Ferguson plc	228,293	28,986
	WW Grainger Inc.	49,587	27,583
*	United Rentals Inc.	75,566	26,858
	Equifax Inc.	133,508	25,949
	Fortive Corp.	385,837	24,790
	Vulcan Materials Co.	137,713	24,115
	Ingersoll Rand Inc.	441,573	23,072
	Martin Marietta Materials Inc.	67,703	22,882
*	Waters Corp.	64,787	22,195
	Quanta Services Inc.	155,691	22,186
	Xylem Inc.	196,666	21,745
	Dover Corp.	153,058	20,726
*	Teledyne Technologies Inc.	51,084	20,429

57

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	188,419	18,806
	Expeditors International of Washington Inc.	173,558	18,036
	Ball Corp.	342,139	17,497
	Jacobs Solutions Inc.	137,757	16,541
	Synchrony Financial	491,407	16,148
	Textron Inc.	227,660	16,118
	JB Hunt Transport Services Inc.	90,231	15,733
*	Zebra Technologies Corp. Class A	56,269	14,428
*	FleetCor Technologies Inc.	76,396	14,032
*	Trimble Inc.	268,937	13,597
	Snap-on Inc.	57,895	13,228
	Packaging Corp. of America	100,902	12,906
	Stanley Black & Decker Inc.	166,460	12,504
	TransUnion	210,445	11,943
*	Bill.com Holdings Inc.	109,455	11,926
	CH Robinson Worldwide Inc.	128,375	11,754
	Masco Corp.	245,856	11,474
	Crown Holdings Inc.	130,811	10,754
	Westrock Co.	277,436	9,755
	HEICO Corp. Class A	79,629	9,544
	Jack Henry & Associates Inc.	39,693	6,969
	HEICO Corp.	45,300	6,960
	Hubbell Inc. Class B	29,249	6,864
	Fortune Brands Innovations Inc.	69,777	3,985
*	Generac Holdings Inc.	34,595	3,482
			4,570,041
Real Estate (2.8%)
	Prologis Inc.	1,006,666	113,481
	American Tower Corp.	507,764	107,575
	Equinix Inc.	100,906	66,096
	Crown Castle Inc.	472,267	64,058
	Public Storage	162,818	45,620
	Realty Income Corp.	683,964	43,384
	Simon Property Group Inc.	356,485	41,880
	VICI Properties Inc.	1,087,667	35,240
*	CoStar Group Inc.	443,482	34,272
	Welltower Inc.	515,318	33,779
	SBA Communications Corp. Class A	117,726	33,000
	Digital Realty Trust Inc.	313,543	31,439
	Alexandria Real Estate Equities Inc.	178,953	26,068
*	CBRE Group Inc. Class A	327,356	25,193
	Weyerhaeuser Co.	802,552	24,879
	AvalonBay Communities Inc.	152,579	24,645
	Equity Residential	391,540	23,101
	Extra Space Storage Inc.	146,049	21,495
	Mid-America Apartment Communities Inc.	125,945	19,772
	Invitation Homes Inc.	666,777	19,763
	Ventas Inc.	435,817	19,634
	Sun Communities Inc.	135,097	19,319
	WP Carey Inc.	226,861	17,729
	Iron Mountain Inc.	316,946	15,800
		Shares	Market Value• ($000)
	Essex Property Trust Inc.	70,628	14,967
	Healthpeak Properties Inc.	586,218	14,696
	UDR Inc.	355,009	13,750
	Camden Property Trust	116,111	12,991
	Boston Properties Inc.	153,873	10,399
	Host Hotels & Resorts Inc.	389,262	6,248
	Regency Centers Corp.	93,146	5,822
*	Zillow Group Inc. Class C	149,498	4,815
*	Zillow Group Inc. Class A	65,989	2,060
			992,970
Technology (25.3%)
	Apple Inc.	16,481,064	2,141,385
	Microsoft Corp.	8,129,274	1,949,562
*	Alphabet Inc. Class A	6,512,767	574,621
*	Alphabet Inc. Class C	5,642,519	500,661
	NVIDIA Corp.	2,548,632	372,457
*	Meta Platforms Inc. Class A	2,452,295	295,109
	Broadcom Inc.	441,626	246,926
*	Adobe Inc.	506,992	170,618
	Texas Instruments Inc.	989,760	163,528
	International Business Machines Corp.	985,984	138,915
*	Salesforce Inc.	1,035,992	137,362
	QUALCOMM Inc.	1,222,467	134,398
	Oracle Corp.	1,617,104	132,182
	Intel Corp.	4,500,523	118,949
*	Advanced Micro Devices Inc.	1,758,248	113,882
	Intuit Inc.	291,041	113,279
	Applied Materials Inc.	938,165	91,359
	Analog Devices Inc.	555,412	91,104
*	ServiceNow Inc.	220,290	85,532
	Lam Research Corp.	148,717	62,506
	Micron Technology Inc.	1,185,616	59,257
	KLA Corp.	154,549	58,270
*	Synopsys Inc.	166,745	53,240
	Roper Technologies Inc.	115,654	49,973
	Amphenol Corp. Class A	648,978	49,413
*	Cadence Design Systems Inc.	299,141	48,054
*	Palo Alto Networks Inc.	329,721	46,009
*	Autodesk Inc.	235,407	43,990
*	Snowflake Inc. Class A	296,613	42,576
	Microchip Technology Inc.	599,777	42,134
	TE Connectivity Ltd.	345,962	39,716
*	Workday Inc. Class A	219,186	36,676
*	Fortinet Inc.	724,168	35,405
	Marvell Technology Inc.	929,716	34,437
	Cognizant Technology Solutions Corp. Class A	560,463	32,053
*	VMware Inc. Class A	254,688	31,265
*	ON Semiconductor Corp.	471,793	29,426
*	Gartner Inc.	81,894	27,528
	HP Inc.	987,314	26,529
	Corning Inc.	830,110	26,514
	CDW Corp.	147,643	26,366

58

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Crowdstrike Holdings Inc. Class A	234,260	24,665
*	ANSYS Inc.	95,011	22,954
	Hewlett Packard Enterprise Co.	1,403,354	22,398
*	Datadog Inc. Class A	286,624	21,067
*	Atlassian Corp. Ltd. Class A	161,388	20,767
*	VeriSign Inc.	98,271	20,189
*	EPAM Systems Inc.	59,573	19,524
*	Paycom Software Inc.	55,643	17,267
	Monolithic Power Systems Inc.	48,630	17,196
	Skyworks Solutions Inc.	174,725	15,923
*	Pinterest Inc. Class A	640,717	15,557
*	Zoom Video Communications Inc. Class A	227,704	15,425
*	DoorDash Inc. Class A	314,119	15,335
*	Splunk Inc.	177,431	15,275
	Teradyne Inc.	169,837	14,835
*	Tyler Technologies Inc.	45,424	14,645
*	HubSpot Inc.	50,317	14,548
*	Akamai Technologies Inc.	171,487	14,456
	NetApp Inc.	237,044	14,237
*	MongoDB Inc. Class A	71,189	14,013
*	Cloudflare Inc. Class A	294,916	13,333
	Gen Digital Inc.	603,774	12,939
*	GoDaddy Inc. Class A	169,111	12,653
*	Match Group Inc.	304,589	12,637
	SS&C Technologies Holdings Inc.	233,492	12,156
*	DocuSign Inc. Class A	218,944	12,134
*	Palantir Technologies Inc. Class A	1,834,619	11,778
*	ZoomInfo Technologies Inc. Class A	374,096	11,264
	Seagate Technology Holdings plc	213,849	11,251
*	Western Digital Corp.	346,412	10,929
	Dell Technologies Inc. Class C	268,448	10,797
*	Okta Inc.	157,324	10,750
*	Zscaler Inc.	94,340	10,557
*	Qorvo Inc.	110,551	10,020
*	Black Knight Inc.	161,350	9,963
*	Snap Inc. Class A	1,111,381	9,947
*,1	Unity Software Inc.	337,735	9,656
*	Twilio Inc. Class A	190,307	9,317
	Bentley Systems Inc. Class B	241,870	8,940
	Leidos Holdings Inc.	74,644	7,852
*	F5 Inc.	32,911	4,723
*	Dropbox Inc. Class A	145,217	3,250
*	Toast Inc. Class A	164,067	2,958
*	UiPath Inc. Class A	165,825	2,108
*	AppLovin Corp. Class A	95,989	1,011
			9,056,365
Telecommunications (2.5%)
	Cisco Systems Inc.	4,032,068	192,088
	Verizon Communications Inc.	4,350,991	171,429
	Comcast Corp. Class A	4,704,708	164,524
	AT&T Inc.	7,772,187	143,086
*	T-Mobile US Inc.	678,424	94,979
	Motorola Solutions Inc.	182,329	46,988
		Shares	Market Value• ($000)
*	Charter Communications Inc. Class A	110,351	37,420
*	Arista Networks Inc.	249,908	30,326
*	Liberty Broadband Corp. Class C	131,861	10,057
	Juniper Networks Inc.	176,938	5,655
*	Roku Inc.	132,855	5,407
*	DISH Network Corp. Class A	270,944	3,804
	Lumen Technologies Inc.	564,889	2,949
*	Liberty Broadband Corp. Class A	17,511	1,328
			910,040
Utilities (3.4%)
	NextEra Energy Inc.	2,167,062	181,166
	Duke Energy Corp.	839,722	86,483
	Southern Co.	1,187,186	84,777
	Waste Management Inc.	447,656	70,228
	Dominion Energy Inc.	908,706	55,722
	American Electric Power Co. Inc.	560,397	53,210
	Sempra Energy (XNYS)	342,817	52,979
	Exelon Corp.	1,081,583	46,757
	Xcel Energy Inc.	596,808	41,842
	Waste Connections Inc. (XTSE)	280,480	37,180
*	PG&E Corp.	2,283,786	37,134
	Consolidated Edison Inc.	387,036	36,888
	Public Service Enterprise Group Inc.	544,113	33,338
	WEC Energy Group Inc.	343,865	32,241
	Eversource Energy	379,790	31,842
	Constellation Energy Corp.	356,233	30,711
	American Water Works Co. Inc.	198,244	30,216
	Republic Services Inc. Class A	223,987	28,892
	Edison International	416,388	26,491
	Ameren Corp.	281,753	25,053
	Entergy Corp.	221,893	24,963
	FirstEnergy Corp.	592,271	24,840
	PPL Corp.	762,900	22,292
	DTE Energy Co.	179,623	21,111
	AES Corp.	728,014	20,938
	CenterPoint Energy Inc.	685,940	20,571
	CMS Energy Corp.	316,519	20,045
	Evergy Inc.	250,423	15,759
	Alliant Energy Corp.	273,963	15,126
	NiSource Inc.	443,071	12,149
	Vistra Corp.	434,130	10,072
	Avangrid Inc.	84,634	3,638
			1,234,654
Total Common Stocks (Cost $22,924,156)			35,746,263

59

Large-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.334% (Cost $57,812)	578,274	57,821
Total Investments (100.0%) (Cost $22,981,968)			35,804,084
Other Assets and Liabilities—Net (0.0%)			3,807
Net Assets (100%)			35,807,891
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,028,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $33,293,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	338	65,251	(1,321)

See accompanying Notes, which are an integral part of the Financial Statements.
60

Large-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,924,156)	35,746,263
Affiliated Issuers (Cost $57,812)	57,821
Total Investments in Securities	35,804,084
Investment in Vanguard	1,393
Cash	1,343
Cash Collateral Pledged—Futures Contracts	3,027
Receivables for Accrued Income	32,109
Receivables for Capital Shares Issued	17,256
Total Assets	35,859,212
Liabilities
Payables for Investment Securities Purchased	1,682
Collateral for Securities on Loan	33,293
Payables for Capital Shares Redeemed	15,521
Payables to Vanguard	670
Variation Margin Payable—Futures Contracts	155
Total Liabilities	51,321
Net Assets	35,807,891
1 Includes $32,028,000 of securities on loan.
61

Large-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	24,150,426
Total Distributable Earnings (Loss)	11,657,465
Net Assets	35,807,891

Investor Shares—Net Assets
Applicable to 240,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,891
Net Asset Value Per Share—Investor Shares	$70.38

ETF Shares—Net Assets
Applicable to 138,542,450 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,137,043
Net Asset Value Per Share—ETF Shares	$174.22

Admiral Shares—Net Assets
Applicable to 108,916,679 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,582,904
Net Asset Value Per Share—Admiral Shares	$87.98

Institutional Shares—Net Assets
Applicable to 5,719,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,071,053
Net Asset Value Per Share—Institutional Shares	$362.12

See accompanying Notes, which are an integral part of the Financial Statements.
62

Large-Cap Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	594,844
Interest[2]	2,006
Securities Lending—Net	2,080
Total Income	598,930
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,223
Management and Administrative—Investor Shares	37
Management and Administrative—ETF Shares	7,768
Management and Administrative—Admiral Shares	4,137
Management and Administrative—Institutional Shares	714
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	784
Marketing and Distribution—Admiral Shares	398
Marketing and Distribution—Institutional Shares	66
Custodian Fees	457
Auditing Fees	32
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	397
Shareholders’ Reports—Admiral Shares	76
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	14
Other Expenses	21
Total Expenses	16,131
Expenses Paid Indirectly	(8)
Net Expenses	16,123
Net Investment Income	582,807
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	605,071
Futures Contracts	(23,848)
Realized Net Gain (Loss)	581,223
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(9,657,246)
Futures Contracts	(4,439)
Change in Unrealized Appreciation (Depreciation)	(9,661,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,497,655)
1	Dividends are net of foreign withholding taxes of $52,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,903,000, ($5,000), less than $1,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,192,772,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Large-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	582,807	498,374
Realized Net Gain (Loss)	581,223	1,005,712
Change in Unrealized Appreciation (Depreciation)	(9,661,685)	7,408,096
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,497,655)	8,912,182
Distributions
Investor Shares	(330)	(430)
ETF Shares	(393,544)	(325,818)
Admiral Shares	(156,189)	(138,853)
Institutional Shares	(34,496)	(30,532)
Total Distributions	(584,559)	(495,633)
Capital Share Transactions
Investor Shares	(11,365)	(9,719)
ETF Shares	1,959,159	1,199,308
Admiral Shares	215,566	129,204
Institutional Shares	77,917	(150,593)
Net Increase (Decrease) from Capital Share Transactions	2,241,277	1,168,200
Total Increase (Decrease)	(6,840,937)	9,584,749
Net Assets
Beginning of Period	42,648,828	33,064,079
End of Period	35,807,891	42,648,828

See accompanying Notes, which are an integral part of the Financial Statements.
64

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$89.03	$71.00	$59.72	$46.36	$49.48
Investment Operations
Net Investment Income[1]	1.058	.956	.969	.918	.966
Net Realized and Unrealized Gain (Loss) on Investments	(18.646)	18.025	11.268	13.466	(3.184)
Total from Investment Operations	(17.588)	18.981	12.237	14.384	(2.218)
Distributions
Dividends from Net Investment Income	(1.062)	(.951)	(.957)	(1.024)	(.902)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.062)	(.951)	(.957)	(1.024)	(.902)
Net Asset Value, End of Period	$70.38	$89.03	$71.00	$59.72	$46.36
Total Return[2]	-19.78%	26.87%	20.89%	31.23%	-4.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$36	$37	$30	$344
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.19%	1.61%	1.75%	1.91%
Portfolio Turnover Rate[4]	3%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$220.44	$175.80	$147.88	$114.77	$122.49
Investment Operations
Net Investment Income[1]	2.905	2.646	2.594	2.581	2.572
Net Realized and Unrealized Gain (Loss) on Investments	(46.233)	44.617	27.890	33.204	(7.896)
Total from Investment Operations	(43.328)	47.263	30.484	35.785	(5.324)
Distributions
Dividends from Net Investment Income	(2.892)	(2.623)	(2.564)	(2.675)	(2.396)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.892)	(2.623)	(2.564)	(2.675)	(2.396)
Net Asset Value, End of Period	$174.22	$220.44	$175.80	$147.88	$114.77
Total Return	-19.68%	27.02%	20.99%	31.39%	-4.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,137	$28,242	$21,540	$16,270	$12,358
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.33%	1.74%	1.93%	2.04%
Portfolio Turnover Rate[3]	3%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$111.33	$88.79	$74.69	$57.96	$61.86
Investment Operations
Net Investment Income[1]	1.456	1.325	1.303	1.299	1.288
Net Realized and Unrealized Gain (Loss) on Investments	(23.348)	22.530	14.084	16.774	(3.983)
Total from Investment Operations	(21.892)	23.855	15.387	18.073	(2.695)
Distributions
Dividends from Net Investment Income	(1.458)	(1.315)	(1.287)	(1.343)	(1.205)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.458)	(1.315)	(1.287)	(1.343)	(1.205)
Net Asset Value, End of Period	$87.98	$111.33	$88.79	$74.69	$57.96
Total Return[2]	-19.70%	27.01%	21.03%	31.39%	-4.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,583	$11,847	$9,338	$7,546	$5,306
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.32%	1.73%	1.92%	2.03%
Portfolio Turnover Rate[4]	3%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
67

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$458.22	$365.43	$307.39	$238.57	$254.60
Investment Operations
Net Investment Income[1]	6.032	5.477	5.389	5.363	5.345
Net Realized and Unrealized Gain (Loss) on Investments	(96.092)	92.764	57.981	69.016	(16.390)
Total from Investment Operations	(90.060)	98.241	63.370	74.379	(11.045)
Distributions
Dividends from Net Investment Income	(6.040)	(5.451)	(5.330)	(5.559)	(4.985)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.040)	(5.451)	(5.330)	(5.559)	(4.985)
Net Asset Value, End of Period	$362.12	$458.22	$365.43	$307.39	$238.57
Total Return	-19.69%	27.03%	21.05%	31.39%	-4.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,071	$2,524	$2,149	$1,796	$1,178
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.32%	1.74%	1.92%	2.04%
Portfolio Turnover Rate[3]	3%	4%	3%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
68

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and
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Large-Cap Index Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by
70

Large-Cap Index Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of
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Large-Cap Index Fund
$1,393,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,746,263	—	—	35,746,263
Temporary Cash Investments	57,821	—	—	57,821
Total	35,804,084	—	—	35,804,084
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,321	—	—	1,321
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,192,939
Total Distributable Earnings (Loss)	(1,192,939)
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Large-Cap Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,057
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,109,122)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	12,761,530
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	584,559	495,633
Long-Term Capital Gains	—	—
Total	584,559	495,633
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,042,555
Gross Unrealized Appreciation	14,735,279
Gross Unrealized Depreciation	(1,973,749)
Net Unrealized Appreciation (Depreciation)	12,761,530
F.	During the year ended December 31, 2022, the fund purchased $5,164,297,000 of investment securities and sold $2,878,587,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,600,536,000 and $1,667,649,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $116,930,000 and sales were $210,936,000, resulting in net realized loss of $174,788,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
73

Large-Cap Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,411	68	6,179	78
Issued in Lieu of Cash Distributions	330	4	430	5
Redeemed	(17,106)	(231)	(16,328)	(202)
Net Increase (Decrease)—Investor Shares	(11,365)	(159)	(9,719)	(119)
ETF Shares
Issued	3,667,813	19,749	2,640,652	12,968
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,708,654)	(9,325)	(1,441,344)	(7,375)
Net Increase (Decrease)—ETF Shares	1,959,159	10,424	1,199,308	5,593
Admiral Shares
Issued	1,800,154	19,196	1,711,321	17,206
Issued in Lieu of Cash Distributions	126,959	1,400	112,879	1,108
Redeemed	(1,711,547)	(18,094)	(1,694,996)	(17,070)
Net Increase (Decrease)—Admiral Shares	215,566	2,502	129,204	1,244
Institutional Shares
Issued	424,874	1,093	539,667	1,322
Issued in Lieu of Cash Distributions	30,324	81	26,988	65
Redeemed	(377,281)	(963)	(717,248)	(1,761)
Net Increase (Decrease)—Institutional Shares	77,917	211	(150,593)	(374)
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
74

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
75

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Growth Index Fund	95.5%
Value Index Fund	94.4
Large-Cap Index Fund	93.9
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Growth Index Fund	901,833
Value Index Fund	3,701,728
Large-Cap Index Fund	567,782
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Growth Index Fund	1,160
Value Index Fund	1,168
Large-Cap Index Fund	550
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Growth Index Fund	—
Value Index Fund	—
Large-Cap Index Fund	12,217
76

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964
Vanguard Marketing Corporation, Distributor.
Q03070 022023

Annual Report  |  December 31, 2022
Vanguard Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2022, returns for Vanguard Total Stock Market Index Fund ranged from –19.60% for Investor Shares to –19.50% for ETF Shares (based on net asset value) and Institutional Select Shares.
•	The period was a volatile, challenging one for financial markets. Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	The majority of the 11 sectors recorded negative returns for the 12 months. Technology, financial, consumer discretionary, and industrial stocks hurt performance the most.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,023.20	$0.71
ETF Shares	1,000.00	1,023.90	0.15
Admiral™ Shares	1,000.00	1,023.70	0.20
Institutional Shares	1,000.00	1,023.80	0.15
Institutional Plus Shares	1,000.00	1,023.80	0.10
Institutional Select Shares	1,000.00	1,023.80	0.05
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Institutional Select Shares	1,000.00	1,025.15	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Investor Shares	-19.60%	8.60%	11.96%	$30,943
Spliced Total Stock Market Index	-19.49	8.73	12.09	31,313
Spliced Total Stock Market Index: MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund ETF Shares Net Asset Value	-19.50%	8.72%	12.08%	$31,284
Total Stock Market Index Fund ETF Shares Market Price	-19.51	8.70	12.08	31,272
Spliced Total Stock Market Index	-19.49	8.73	12.09	31,313

See Financial Highlights for dividend and capital gains information.
4

Total Stock Market Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Admiral Shares	-19.53%	8.71%	12.08%	$31,271
Spliced Total Stock Market Index	-19.49	8.73	12.09	31,313

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Stock Market Index Fund Institutional Shares	-19.51%	8.72%	12.08%	$15,647,040
Spliced Total Stock Market Index	-19.49	8.73	12.09	15,656,666

	One Year	Five Years	Since Inception (4/28/2015)	Final Value of a $100,000,000 Investment
Total Stock Market Index Fund Institutional Plus Shares	-19.51%	8.73%	9.50%	$200,765,380
CRSP US Total Market Index	-19.49	8.73	9.50	200,657,550
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (6/27/2016)	Final Value of a $5,000,000,000 Investment
Total Stock Market Index Fund Institutional Select Shares	-19.50%	8.74%	12.11%	$10,527,155,500
CRSP US Total Market Index	-19.49	8.73	12.10	10,517,247,000
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
5

Total Stock Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Total Stock Market Index Fund ETF Shares Market Price	-19.51%	51.78%	212.72%
Total Stock Market Index Fund ETF Shares Net Asset Value	-19.50	51.88	212.84
Spliced Total Stock Market Index	-19.49	51.95	213.13
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
6

Total Stock Market Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	2.2%
Consumer Discretionary	13.2
Consumer Staples	6.0
Energy	5.3
Financials	11.9
Health Care	15.0
Industrials	13.7
Real Estate	3.4
Technology	23.4
Telecommunications	2.4
Utilities	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
7

Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (2.2%)
	Linde plc	15,019,901	4,899,191
	Air Products and Chemicals Inc.	6,747,414	2,079,958
	Freeport-McMoRan Inc.	43,468,283	1,651,795
	Newmont Corp.	24,150,124	1,139,886
	Ecolab Inc.	7,794,372	1,134,549
	Dow Inc.	21,400,761	1,078,384
	Nucor Corp.	7,802,794	1,028,486
	Fastenal Co.	17,419,126	824,273
	International Flavors & Fragrances Inc.	7,755,009	813,035
	Albemarle Corp.	3,563,120	772,698
	LyondellBasell Industries NV Class A	7,923,592	657,896
	CF Industries Holdings Inc.	5,969,622	508,612
	Steel Dynamics Inc.	5,071,745	495,510
	FMC Corp.	3,828,433	477,788
	Mosaic Co.	10,349,890	454,050
	Avery Dennison Corp.	2,463,992	445,983
	International Paper Co.	10,825,230	374,878
	Reliance Steel & Aluminum Co.	1,783,267	361,005
	Celanese Corp. Class A	2,970,544	303,708
	Eastman Chemical Co.	3,644,316	296,793
*	Cleveland-Cliffs Inc.	15,667,173	252,398
	Alcoa Corp.	5,374,987	244,401
	Royal Gold Inc.	2,001,237	225,579
	Olin Corp.	4,161,097	220,289
*	RBC Bearings Inc.	884,390	185,147
	Valvoline Inc.	5,296,473	172,930
	Commercial Metals Co.	3,568,887	172,377
	United States Steel Corp.	6,405,607	160,460
		Shares	Market Value• ($000)
	Ashland Inc.	1,478,030	158,933
*	Univar Solutions Inc.	4,954,403	157,550
	Hexcel Corp.	2,546,678	149,872
	Huntsman Corp.	5,261,743	144,593
	UFP Industries Inc.	1,785,831	141,527
	Timken Co.	1,994,295	140,937
	Chemours Co.	4,597,360	140,771
	Element Solutions Inc.	6,628,259	120,568
	Balchem Corp.	980,941	119,783
	Cabot Corp.	1,708,327	114,185
*	Livent Corp.	5,439,749	108,088
	Westlake Corp.	971,987	99,668
	Hecla Mining Co.	17,560,999	97,639
	Mueller Industries Inc.	1,637,331	96,603
	Sensient Technologies Corp.	1,279,489	93,300
	Avient Corp.	2,757,611	93,097
	Boise Cascade Co.	1,198,131	82,276
*	MP Materials Corp.	3,246,837	78,833
	Innospec Inc.	759,391	78,111
*	Ingevity Corp.	1,075,720	75,774
	NewMarket Corp.	225,529	70,164
	Stepan Co.	654,667	69,696
	Quaker Chemical Corp.	410,550	68,521
*	Arconic Corp.	3,094,651	65,483
	Scotts Miracle-Gro Co.	1,276,318	62,016
	Minerals Technologies Inc.	987,946	59,988
	Sylvamo Corp.	1,138,184	55,304
	Carpenter Technology Corp.	1,480,343	54,684
	Materion Corp.	623,304	54,545
	Tronox Holdings plc	3,504,026	48,040
	Worthington Industries Inc.	906,508	45,063
*,1	Uranium Energy Corp.	11,126,524	43,171
	Compass Minerals International Inc.	1,038,269	42,569
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Kaiser Aluminum Corp.	488,565	37,111
	Mativ Holdings Inc.	1,663,708	34,772
	AdvanSix Inc.	790,022	30,037
*	Resolute Forest Products Inc.	1,384,596	29,893
*,1	Energy Fuels Inc.	4,573,542	28,402
	GrafTech International Ltd.	5,815,400	27,681
*	US Silica Holdings Inc.	2,172,290	27,154
*	Coeur Mining Inc.	7,680,148	25,805
*	Ecovyst Inc.	2,704,904	23,965
*	TimkenSteel Corp.	1,299,552	23,613
	Schnitzer Steel Industries Inc. Class A	766,436	23,491
*	LSB Industries Inc.	1,753,855	23,326
*	Piedmont Lithium Inc.	513,111	22,587
	Hawkins Inc.	555,705	21,450
*	Rayonier Advanced Materials Inc.	2,021,725	19,409
	Ryerson Holding Corp.	622,511	18,837
*	Clearwater Paper Corp.	486,081	18,379
	Koppers Holdings Inc.	600,901	16,945
	American Vanguard Corp.	752,362	16,334
	Haynes International Inc.	347,482	15,876
*,1	Origin Materials Inc.	2,995,000	13,807
*	Century Aluminum Co.	1,585,067	12,966
*,1	Amyris Inc.	6,736,712	10,307
*	Northwest Pipe Co.	283,882	9,567
	Olympic Steel Inc.	270,195	9,073
*	Intrepid Potash Inc.	295,437	8,529
	Omega Flex Inc.	88,289	8,239
	Tredegar Corp.	804,870	8,226
*,1	5E Advanced Materials Inc.	968,490	7,632
*,1	Ur-Energy Inc.	6,553,123	7,536
*	Alto Ingredients Inc.	2,354,281	6,780
	FutureFuel Corp.	789,526	6,419
	Gold Resource Corp.	3,353,910	5,132
*	Gatos Silver Inc.	1,098,604	4,493
*	Unifi Inc.	515,832	4,441
*	Dakota Gold Corp.	1,411,351	4,305
	Northern Technologies International Corp.	285,438	3,799
	Glatfelter Corp.	1,133,978	3,153
	Eastern Co.	163,220	3,147
		Shares	Market Value• ($000)
*	AgroFresh Solutions Inc.	1,057,843	3,131
*	NN Inc.	1,558,286	2,337
*,1	Hycroft Mining Holding Corp. Class A	4,292,776	2,284
	Friedman Industries Inc.	205,359	2,011
*	Perma-Pipe International Holdings Inc.	203,835	1,926
*	Universal Stainless & Alloy Products Inc.	231,105	1,657
*,1	Idaho Strategic Resources Inc.	277,137	1,580
*	Golden Minerals Co.	4,483,331	1,230
*	United States Antimony Corp.	2,524,776	1,229
	Culp Inc.	248,217	1,139
*	Westwater Resources Inc.	1,414,240	1,117
*	CPS Technologies Corp.	388,523	1,045
*	Ampco-Pittsburgh Corp.	366,153	919
*	Flexible Solutions International Inc.	277,169	859
*	US Gold Corp.	174,184	836
*	Ascent Industries Co.	96,346	835
	Chicago Rivet & Machine Co.	28,369	812
	United-Guardian Inc.	73,136	761
*	Solitario Zinc Corp.	1,173,263	728
*	Paramount Gold Nevada Corp.	1,223,263	422
*	Comstock Inc.	1,073,641	295
*	NextPlat Corp.	37,918	48
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	9
*,2	F-star Therapeutics Inc. CVR	61,021	4
			25,113,243
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	263,718,686	22,152,370
*	Tesla Inc.	81,633,392	10,055,601
	Home Depot Inc.	30,996,436	9,790,534
	Costco Wholesale Corp.	13,460,235	6,144,597
	McDonald's Corp.	22,272,254	5,869,407
	Walmart Inc.	41,273,961	5,852,235
*	Walt Disney Co.	55,449,819	4,817,480
	NIKE Inc. Class B	38,311,449	4,482,823
*	Netflix Inc.	13,534,983	3,991,196
	Lowe's Cos. Inc.	18,391,941	3,664,410

9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Starbucks Corp.	34,907,224	3,462,797
	TJX Cos. Inc.	33,543,992	2,670,102
*	Booking Holdings Inc.	1,179,749	2,377,525
	Target Corp.	14,001,889	2,086,842
	Dollar General Corp.	6,859,824	1,689,232
	Activision Blizzard Inc.	21,410,377	1,638,964
*	O'Reilly Automotive Inc.	1,902,552	1,605,811
	Estee Lauder Cos. Inc. Class A	6,333,250	1,571,343
*	Uber Technologies Inc.	57,614,358	1,424,803
*	AutoZone Inc.	577,172	1,423,410
	Ford Motor Co.	120,145,687	1,397,294
	General Motors Co.	40,957,858	1,377,822
	Marriott International Inc. Class A	8,662,687	1,289,788
	Ross Stores Inc.	10,557,045	1,225,356
*	Lululemon Athletica Inc.	3,719,590	1,191,682
*	Chipotle Mexican Grill Inc. Class A	843,044	1,169,715
	Yum! Brands Inc.	8,565,177	1,097,028
	Hilton Worldwide Holdings Inc.	8,224,414	1,039,237
	Electronic Arts Inc.	8,397,124	1,025,961
*	Airbnb Inc. Class A	10,902,531	932,166
*	Dollar Tree Inc.	6,389,449	903,724
	DR Horton Inc.	9,421,986	839,876
*	Copart Inc.	13,032,315	793,538
*	Aptiv plc	8,244,667	767,826
	Tractor Supply Co.	3,359,499	755,787
	Genuine Parts Co.	4,288,580	744,112
*	Ulta Beauty Inc.	1,557,066	730,373
	eBay Inc.	16,490,833	683,875
	Lennar Corp. Class A	7,209,784	652,485
*	Delta Air Lines Inc.	19,480,028	640,114
*	Warner Bros Discovery Inc.	66,500,210	630,422
*	Southwest Airlines Co.	18,072,820	608,512
*	Trade Desk Inc. Class A	13,548,648	607,386
*	Take-Two Interactive Software Inc.	5,104,530	531,535
	Darden Restaurants Inc.	3,720,496	514,656
	Omnicom Group Inc.	6,202,949	505,975
*	Las Vegas Sands Corp.	10,463,685	502,989
	Best Buy Co. Inc.	6,158,595	493,981
*	Etsy Inc.	3,816,999	457,200
	Garmin Ltd.	4,659,382	430,014
*	NVR Inc.	92,156	425,077
		Shares	Market Value• ($000)
	LKQ Corp.	7,720,116	412,331
*	Burlington Stores Inc.	1,981,421	401,753
*	Expedia Group Inc.	4,582,512	401,428
	Interpublic Group of Cos. Inc.	11,821,005	393,758
*	United Airlines Holdings Inc.	9,919,904	373,980
	Domino's Pizza Inc.	1,075,770	372,647
*,1	Rivian Automotive Inc. Class A	19,462,254	358,689
*	Live Nation Entertainment Inc.	4,920,389	343,148
	Pool Corp.	1,129,465	341,471
*	Liberty Media Corp.-Liberty Formula One Class C	5,564,203	332,628
*	Royal Caribbean Cruises Ltd.	6,594,623	325,972
	Aramark	7,852,336	324,616
*	Deckers Outdoor Corp.	804,943	321,301
	PulteGroup Inc.	6,909,199	314,576
	MGM Resorts International	9,327,373	312,747
	Service Corp. International	4,445,775	307,381
	Rollins Inc.	8,244,345	301,248
	VF Corp.	10,634,532	293,619
*	CarMax Inc.	4,804,822	292,566
	Vail Resorts Inc.	1,224,551	291,872
	BorgWarner Inc.	7,121,781	286,652
*	ROBLOX Corp. Class A	10,028,220	285,403
*	Five Below Inc.	1,605,339	283,936
	Tapestry Inc.	7,319,005	278,708
	Bath & Body Works Inc.	6,602,122	278,213
*	BJ's Wholesale Club Holdings Inc.	4,094,641	270,901
	Fox Corp. Class A	8,897,748	270,225
	Advance Auto Parts Inc.	1,799,333	264,556
*	Caesars Entertainment Inc.	6,193,610	257,654
[1]	Paramount Global Class B	15,089,697	254,714
*	American Airlines Group Inc.	19,732,785	251,001
	News Corp. Class A	13,751,459	250,277
*,1	Carnival Corp.	30,450,640	245,432
	Hasbro Inc.	3,988,650	243,348
*	Wynn Resorts Ltd.	2,922,356	241,007
	Whirlpool Corp.	1,657,276	234,438
	Williams-Sonoma Inc.	2,020,154	232,156

10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Capri Holdings Ltd.	3,986,202	228,489
	Lear Corp.	1,801,270	223,394
	Churchill Downs Inc.	1,023,872	216,477
*	Floor & Decor Holdings Inc. Class A	3,059,387	213,025
	Dick's Sporting Goods Inc.	1,730,252	208,132
*	Planet Fitness Inc. Class A	2,538,871	200,063
	Gentex Corp.	7,157,507	195,185
*	Crocs Inc.	1,784,916	193,538
*	Mattel Inc.	10,784,383	192,393
	Wyndham Hotels & Resorts Inc.	2,677,970	190,966
	Nexstar Media Group Inc. Class A	1,087,704	190,381
	Texas Roadhouse Inc. Class A	2,028,688	184,509
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,645,336	181,772
	Murphy USA Inc.	618,403	172,868
	H&R Block Inc.	4,723,343	172,449
	Lithia Motors Inc. Class A	834,300	170,815
*	Skechers USA Inc. Class A	4,071,177	170,786
	Tempur Sealy International Inc.	4,951,828	169,996
	Macy's Inc.	8,229,215	169,933
	Polaris Inc.	1,676,005	169,277
*	Light & Wonder Inc.	2,855,552	167,335
	Harley-Davidson Inc.	4,004,666	166,594
*	Alaska Air Group Inc.	3,873,133	166,312
	Toll Brothers Inc.	3,261,844	162,831
*	IAA Inc.	4,065,623	162,625
*	SiteOne Landscape Supply Inc.	1,370,077	160,737
	U-Haul Holding Co.	2,894,243	159,126
*	Norwegian Cruise Line Holdings Ltd.	12,776,406	156,383
	New York Times Co. Class A	4,769,349	154,813
	Newell Brands Inc.	11,306,647	147,891
*,1	GameStop Corp. Class A	7,873,183	145,339
*	RH	540,951	144,537
	TEGNA Inc.	6,808,979	144,282
	Marriott Vacations Worldwide Corp.	1,049,582	141,263
	PVH Corp.	1,984,816	140,108
*	Penn Entertainment Inc.	4,704,727	139,730
*,1	DraftKings Inc. Class A	11,606,646	132,200
	Leggett & Platt Inc.	4,017,824	129,495
		Shares	Market Value• ($000)
*	AutoNation Inc.	1,201,800	128,953
	Academy Sports & Outdoors Inc.	2,431,568	127,755
*	Hyatt Hotels Corp. Class A	1,386,145	125,377
	Wingstop Inc.	910,669	125,326
	Warner Music Group Corp. Class A	3,542,132	124,045
	Fox Corp. Class B	4,353,580	123,859
*,1	Lucid Group Inc.	17,882,334	122,136
*	Asbury Automotive Group Inc.	672,068	120,468
	Choice Hotels International Inc.	1,054,345	118,761
	Ralph Lauren Corp. Class A	1,121,270	118,485
*	Fox Factory Holding Corp.	1,290,288	117,713
[1]	Thor Industries Inc.	1,552,829	117,223
	Wendy's Co.	5,177,644	117,170
	Boyd Gaming Corp.	2,055,075	112,063
*	Visteon Corp.	851,989	111,466
*	Bright Horizons Family Solutions Inc.	1,749,954	110,422
*	YETI Holdings Inc.	2,621,730	108,304
	Foot Locker Inc.	2,839,810	107,316
*	Lyft Inc. Class A	9,670,095	106,564
[1]	Sirius XM Holdings Inc.	17,803,793	103,974
*	Avis Budget Group Inc.	628,732	103,068
*	Meritage Homes Corp.	1,113,603	102,674
*,1	Chewy Inc. Class A	2,723,263	100,979
*	Hilton Grand Vacations Inc.	2,620,092	100,978
*	Grand Canyon Education Inc.	943,357	99,675
*	Taylor Morrison Home Corp. Class A	3,142,741	95,382
*	National Vision Holdings Inc.	2,398,270	92,957
*	Chegg Inc.	3,622,603	91,543
	Signet Jewelers Ltd.	1,340,499	91,154
	World Wrestling Entertainment Inc. Class A	1,315,229	90,120
*	Endeavor Group Holdings Inc. Class A	3,985,252	89,828
	Kohl's Corp.	3,542,346	89,444
*	Ollie's Bargain Outlet Holdings Inc.	1,904,441	89,204
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,261,761	88,910

11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Madison Square Garden Sports Corp.	484,090	88,748
*	Coty Inc. Class A	10,359,108	88,674
*	Goodyear Tire & Rubber Co.	8,574,736	87,034
	Travel + Leisure Co.	2,342,051	85,251
*	Skyline Champion Corp.	1,633,281	84,130
*	elf Beauty Inc.	1,519,338	84,019
*	Topgolf Callaway Brands Corp.	4,216,196	83,270
	Columbia Sportswear Co.	940,133	82,337
	Carter's Inc.	1,103,474	82,330
	Gap Inc.	7,230,096	81,556
	Lennar Corp. Class B	1,090,413	81,541
*	Helen of Troy Ltd.	729,736	80,935
	Papa John's International Inc.	967,366	79,624
*	Victoria's Secret & Co.	2,216,580	79,309
*,1	Wayfair Inc. Class A	2,341,121	77,000
	Group 1 Automotive Inc.	420,210	75,793
	KB Home	2,352,938	74,941
	Penske Automotive Group Inc.	649,477	74,644
*	Peloton Interactive Inc. Class A	9,136,928	72,547
	American Eagle Outfitters Inc.	5,145,030	71,825
*	Hertz Global Holdings Inc.	4,545,481	69,955
	Steven Madden Ltd.	2,163,573	69,148
	Graham Holdings Co. Class B	112,700	68,095
	LCI Industries	734,952	67,946
	Kontoor Brands Inc.	1,692,783	67,694
	Hanesbrands Inc.	10,569,184	67,220
*	Gentherm Inc.	1,008,700	65,858
*,1	AMC Entertainment Holdings Inc. Class A	16,169,715	65,811
*	Dorman Products Inc.	811,918	65,660
*	Sonos Inc.	3,845,077	64,982
*	JetBlue Airways Corp.	9,943,302	64,433
	Spirit Airlines Inc.	3,306,303	64,407
	Cracker Barrel Old Country Store Inc.	668,995	63,381
*	Liberty Media Corp.-Liberty Formula One Class A	1,184,518	63,289
		Shares	Market Value• ($000)
	Rush Enterprises Inc. Class A	1,208,458	63,178
*	Sabre Corp.	10,027,208	61,968
	Red Rock Resorts Inc. Class A	1,503,279	60,146
	Dana Inc.	3,919,480	59,302
*	Duolingo Inc. Class A	826,323	58,776
*	Cavco Industries Inc.	255,081	57,712
*	SeaWorld Entertainment Inc.	1,068,203	57,160
*	Tri Pointe Homes Inc.	3,055,927	56,810
*	Under Armour Inc. Class C	6,335,652	56,514
*	Boot Barn Holdings Inc.	900,679	56,310
*	LGI Homes Inc.	602,905	55,829
*	PowerSchool Holdings Inc. Class A	2,410,713	55,639
*	TripAdvisor Inc.	3,068,074	55,164
	MDC Holdings Inc.	1,730,751	54,692
*	Under Armour Inc. Class A	5,365,297	54,511
	Bloomin' Brands Inc.	2,680,832	53,938
*	ODP Corp.	1,183,270	53,886
	Strategic Education Inc.	683,930	53,565
	Inter Parfums Inc.	546,554	52,753
	John Wiley & Sons Inc. Class A	1,285,754	51,507
*	Frontdoor Inc.	2,469,721	51,370
*,1	Leslie's Inc.	4,174,728	50,973
*	Six Flags Entertainment Corp.	2,134,155	49,619
	MillerKnoll Inc.	2,302,527	48,376
*	Driven Brands Holdings Inc.	1,768,993	48,311
	Cheesecake Factory Inc.	1,521,626	48,251
	Nordstrom Inc.	2,913,929	47,031
	Winnebago Industries Inc.	888,348	46,816
*	Shake Shack Inc. Class A	1,124,894	46,717
	PriceSmart Inc.	764,138	46,444
*	Adtalem Global Education Inc.	1,294,415	45,952
*	Knowles Corp.	2,762,002	45,352
	Monro Inc.	972,605	43,962
*	Dave & Buster's Entertainment Inc.	1,239,018	43,911
	Century Communities Inc.	873,223	43,670
*	Urban Outfitters Inc.	1,827,629	43,589
	Jack in the Box Inc.	638,523	43,566
	Laureate Education Inc. Class A	4,471,698	43,018

12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	KAR Auction Services Inc.	3,296,062	43,014
	Oxford Industries Inc.	458,327	42,707
*	Brinker International Inc.	1,330,441	42,454
	Levi Strauss & Co. Class A	2,705,626	41,991
*	Vista Outdoor Inc.	1,714,451	41,781
	Buckle Inc.	914,403	41,468
	Acushnet Holdings Corp.	975,000	41,399
*	Sally Beauty Holdings Inc.	3,231,680	40,461
*,1	QuantumScape Corp. Class A	7,005,022	39,719
*,1	Fisker Inc. Class A	5,379,833	39,111
*	M/I Homes Inc.	839,631	38,774
*	Everi Holdings Inc.	2,693,297	38,649
*	Stride Inc.	1,232,972	38,567
[1]	Dillard's Inc. Class A	119,093	38,491
*	iRobot Corp.	788,335	37,943
*	Madison Square Garden Entertainment Corp.	801,369	36,038
*	Central Garden & Pet Co. Class A	982,941	35,189
*,1	Dutch Bros Inc. Class A	1,245,900	35,122
*	XPEL Inc.	575,443	34,561
*,1	Luminar Technologies Inc. Class A	6,970,324	34,503
*	Coursera Inc.	2,906,319	34,382
*	Liberty Media Corp.-Liberty Braves Class C	1,030,274	33,206
	Scholastic Corp.	835,492	32,969
*	Allegiant Travel Co.	482,849	32,829
	HNI Corp.	1,149,191	32,672
*	Malibu Boats Inc. Class A	609,244	32,473
*	Abercrombie & Fitch Co. Class A	1,411,415	32,336
	Rent-A-Center Inc.	1,427,240	32,184
*	Monarch Casino & Resort Inc.	401,599	30,879
	La-Z-Boy Inc.	1,288,036	29,393
*	ACV Auctions Inc. Class A	3,567,917	29,293
	Dine Brands Global Inc.	452,673	29,243
*	Cinemark Holdings Inc.	3,295,222	28,537
	Matthews International Corp. Class A	909,011	27,670
	Gray Television Inc.	2,472,495	27,667
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	538,741	27,271
*	Revolve Group Inc. Class A	1,219,646	27,149
*	Perdoceo Education Corp.	1,939,276	26,956
*	Figs Inc. Class A	4,002,813	26,939
*	Cars.com Inc.	1,946,627	26,805
*	Overstock.com Inc.	1,375,498	26,630
	News Corp. Class B	1,435,652	26,473
*	Clean Energy Fuels Corp.	5,028,302	26,147
[1]	Camping World Holdings Inc. Class A	1,166,986	26,047
	Wolverine World Wide Inc.	2,361,607	25,812
*	American Axle & Manufacturing Holdings Inc.	3,262,182	25,510
*	SkyWest Inc.	1,523,700	25,156
*	PROG Holdings Inc.	1,489,256	25,154
*	Udemy Inc.	2,370,324	25,007
*	Golden Entertainment Inc.	639,248	23,908
[1]	Sonic Automotive Inc. Class A	483,202	23,807
	Caleres Inc.	1,067,019	23,773
	RCI Hospitality Holdings Inc.	253,304	23,605
	Hibbett Inc.	344,284	23,487
*	EW Scripps Co. Class A	1,779,286	23,469
*	Petco Health & Wellness Co. Inc. Class A	2,436,785	23,101
*,1	Sweetgreen Inc. Class A	2,597,085	22,257
	Arko Corp.	2,482,070	21,495
*	QuinStreet Inc.	1,490,772	21,393
*,1	Portillo's Inc. Class A	1,297,736	21,179
[1]	Krispy Kreme Inc.	2,044,211	21,096
*,1	Mister Car Wash Inc.	2,278,674	21,032
	A-Mark Precious Metals Inc.	600,243	20,846
*	iHeartMedia Inc. Class A	3,280,407	20,109
*	MarineMax Inc.	624,661	19,502
	Sinclair Broadcast Group Inc. Class A	1,245,554	19,319
*	GoPro Inc. Class A	3,797,058	18,909
	Standard Motor Products Inc.	542,883	18,892
*	Green Brick Partners Inc.	774,676	18,770
	Steelcase Inc. Class A	2,647,612	18,719

13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Lions Gate Entertainment Corp. Class B	3,409,616	18,514
*	BJ's Restaurants Inc.	690,579	18,218
	Ethan Allen Interiors Inc.	677,692	17,905
[1]	Franchise Group Inc.	750,953	17,888
*	Boston Omaha Corp. Class A	670,390	17,765
*	Genesco Inc.	385,373	17,735
*	Chico's FAS Inc.	3,579,664	17,612
*	Central Garden & Pet Co.	468,985	17,564
	Interface Inc. Class A	1,745,201	17,225
*	Life Time Group Holdings Inc.	1,423,736	17,028
	Guess? Inc.	822,162	17,011
*	G-III Apparel Group Ltd.	1,231,141	16,879
	Winmark Corp.	71,060	16,758
*	TravelCenters of America Inc.	373,245	16,714
*	Qurate Retail Inc. Class A	10,109,894	16,479
*	Sleep Number Corp.	633,551	16,460
*,1	Bally's Corp.	844,552	16,367
*	Poshmark Inc. Class A	915,018	16,361
*,1	Bowlero Corp.	1,212,627	16,346
*	Stoneridge Inc.	753,568	16,247
*	Denny's Corp.	1,741,210	16,037
	U-Haul Holding Co.	265,952	16,008
*,1	Liberty Media Corp.-Liberty Braves Class A	489,590	15,995
*	Thryv Holdings Inc.	833,356	15,834
*,1	Corsair Gaming Inc.	1,166,610	15,831
*	Chuy's Holdings Inc.	537,332	15,207
*	Sun Country Airlines Holdings Inc.	955,614	15,156
*	Hawaiian Holdings Inc.	1,471,674	15,099
*	2U Inc.	2,364,776	14,827
	Designer Brands Inc. Class A	1,507,736	14,746
*	Integral Ad Science Holding Corp.	1,675,809	14,730
*	Stagwell Inc.	2,346,495	14,572
	Ruth's Hospitality Group Inc.	932,306	14,432
	Movado Group Inc.	445,780	14,376
*	Viad Corp.	577,927	14,096
*,1	Blink Charging Co.	1,284,837	14,095
*	Children's Place Inc.	378,236	13,775
*	AMC Networks Inc. Class A	862,736	13,519
*,1	Carvana Co. Class A	2,843,581	13,479
		Shares	Market Value• ($000)
*	MasterCraft Boat Holdings Inc.	519,098	13,429
*	Rover Group Inc. Class A	3,628,532	13,317
	Rush Enterprises Inc. Class B	232,433	13,079
	Haverty Furniture Cos. Inc.	432,133	12,921
*,1	Lions Gate Entertainment Corp. Class A	2,254,351	12,872
*	Accel Entertainment Inc. Class A	1,651,081	12,713
*	America's Car-Mart Inc.	175,495	12,681
[1]	Big Lots Inc.	829,589	12,195
	Smith & Wesson Brands Inc.	1,379,309	11,972
	Global Industrial Co.	498,050	11,719
*	Clear Channel Outdoor Holdings Inc.	11,059,231	11,612
*,1	SES AI Corp.	3,668,700	11,556
*	Beazer Homes USA Inc.	900,475	11,490
	Shoe Carnival Inc.	479,790	11,472
*	Sciplay Corp. Class A	705,371	11,342
*	Liquidity Services Inc.	795,167	11,180
*	Destination XL Group Inc.	1,645,333	11,106
	Carriage Services Inc. Class A	402,181	11,076
[1]	Marcus Corp.	731,652	10,529
*,1	Mullen Automotive Inc.	36,210,051	10,356
*,1	Vizio Holding Corp. Class A	1,382,290	10,243
	Aaron's Co. Inc.	853,131	10,195
*	Daily Journal Corp.	40,386	10,117
*	Frontier Group Holdings Inc.	984,399	10,110
*,1	Canoo Inc.	8,177,397	10,058
*	Funko Inc. Class A	918,414	10,020
*	CarParts.com Inc.	1,596,734	9,996
*	Zumiez Inc.	459,022	9,979
*	Xponential Fitness Inc. Class A	419,364	9,616
*	Build-A-Bear Workshop Inc.	398,931	9,511
*	Sportsman's Warehouse Holdings Inc.	1,008,304	9,488
	European Wax Center Inc. Class A	757,745	9,434
*	Gannett Co. Inc.	4,639,277	9,418

14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Playstudios Inc.	2,424,521	9,407
	Johnson Outdoors Inc. Class A	142,149	9,399
*,1	ContextLogic Inc. Class A	18,577,458	9,060
*	Lovesac Co.	399,099	8,784
*,1	Bed Bath & Beyond Inc.	3,447,705	8,654
*	Arlo Technologies Inc.	2,406,916	8,448
*	Quotient Technology Inc.	2,441,688	8,375
*	First Watch Restaurant Group Inc.	606,598	8,207
*	OneWater Marine Inc. Class A	282,871	8,090
*	1-800-Flowers.com Inc. Class A	819,124	7,831
*	Lindblad Expeditions Holdings Inc.	1,015,079	7,816
*	Allbirds Inc. Class A	3,156,493	7,639
	Entravision Communications Corp. Class A	1,589,251	7,628
*	Hovnanian Enterprises Inc. Class A	179,684	7,561
*	Universal Technical Institute Inc.	1,117,753	7,511
	Alta Equipment Group Inc.	568,355	7,497
	Kimball International Inc. Class B	1,148,596	7,466
*	Full House Resorts Inc.	992,078	7,460
	Hooker Furnishings Corp.	396,339	7,412
*	American Public Education Inc.	579,083	7,117
*,1	Purple Innovation Inc. Class A	1,478,691	7,083
*,1	Sonder Holdings Inc.	5,595,300	6,938
*,1	Vuzix Corp.	1,905,420	6,936
*	Citi Trends Inc.	260,469	6,897
*,1	Cricut Inc. Class A	743,230	6,890
*	Stitch Fix Inc. Class A	2,188,730	6,807
*	Fossil Group Inc.	1,551,367	6,686
	Clarus Corp.	837,408	6,565
*	WW International Inc.	1,688,237	6,517
*	Noodles & Co. Class A	1,186,247	6,513
*	Eastman Kodak Co.	2,053,366	6,263
*	Century Casinos Inc.	882,191	6,202
*	Universal Electronics Inc.	293,728	6,113
		Shares	Market Value• ($000)
*	Arhaus Inc. Class A	621,273	6,057
*	Motorcar Parts of America Inc.	508,069	6,026
*	LL Flooring Holdings Inc.	1,068,848	6,007
*	Tilly's Inc. Class A	658,710	5,961
*	PlayAGS Inc.	1,155,888	5,895
*	ONE Group Hospitality Inc.	934,451	5,887
	El Pollo Loco Holdings Inc.	587,328	5,850
*	Kura Sushi USA Inc. Class A	120,616	5,751
[1]	Big 5 Sporting Goods Corp.	645,200	5,697
[1]	Bluegreen Vacations Holding Corp. Class A	226,451	5,652
*	Rush Street Interactive Inc.	1,572,928	5,647
	Bassett Furniture Industries Inc.	316,454	5,500
*	Tupperware Brands Corp.	1,325,011	5,486
*,1	Lordstown Motors Corp. Class A	4,776,543	5,445
*	Wheels Up Experience Inc.	5,232,722	5,390
[1]	Weber Inc. Class A	667,111	5,370
*	Cardlytics Inc.	903,992	5,225
*	Angi Inc. Class A	2,202,894	5,177
*	Legacy Housing Corp.	273,001	5,176
*	Tile Shop Holdings Inc.	1,180,354	5,170
	Cato Corp. Class A	551,742	5,148
	Rocky Brands Inc.	215,723	5,095
*	Lincoln Educational Services Corp.	863,609	5,000
*,1	Rent the Runway Inc. Class A	1,617,196	4,932
*	American Outdoor Brands Inc.	479,165	4,801
*,1	Dream Finders Homes Inc. Class A	550,933	4,771
	Climb Global Solutions Inc.	149,047	4,699
*	J. Jill Inc.	180,048	4,465
	Superior Group of Cos. Inc.	435,584	4,382
*,1	Genius Brands International Inc.	9,400,020	4,371
	Canterbury Park Holding Corp.	133,695	4,179
*,1	AMMO Inc.	2,389,053	4,133
*,1	RealReal Inc.	3,282,434	4,103
*	Snap One Holdings Corp.	531,350	3,937

15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cooper-Standard Holdings Inc.	428,370	3,881
*	Vacasa Inc. Class A	3,077,400	3,878
	Nathan's Famous Inc.	56,557	3,801
*	Turtle Beach Corp.	525,515	3,768
*,1	Traeger Inc.	1,319,878	3,722
*	Potbelly Corp.	667,556	3,718
*	Holley Inc.	1,753,269	3,717
*	Fiesta Restaurant Group Inc.	503,077	3,698
*	Outbrain Inc.	998,139	3,613
[1]	Weyco Group Inc.	170,436	3,606
*	BARK Inc.	2,379,098	3,545
*	Vera Bradley Inc.	779,758	3,532
*	Superior Industries International Inc.	834,385	3,521
*	Nerdy Inc.	1,554,944	3,499
*	Container Store Group Inc.	790,613	3,408
*	Latham Group Inc.	1,051,361	3,385
*,1	Focus Universal Inc.	526,074	3,372
*	Lakeland Industries Inc.	252,393	3,357
*	Urban One Inc.	872,038	3,279
*	Red Robin Gourmet Burgers Inc.	587,483	3,278
	Saga Communications Inc. Class A	134,076	3,164
*,1	ThredUp Inc. Class A	2,409,149	3,156
*,1	Solo Brands Inc. Class A	833,123	3,099
	Escalade Inc.	303,339	3,088
	Lifetime Brands Inc.	401,793	3,050
*	VOXX International Corp. Class A	360,976	3,025
	Marine Products Corp.	255,346	3,005
*	Strattec Security Corp.	145,120	2,982
*,1	Reservoir Media Inc.	489,336	2,921
*	Lands' End Inc.	383,020	2,907
*	Selectquote Inc.	4,324,874	2,906
*	Conn's Inc.	411,902	2,834
	Hamilton Beach Brands Holding Co. Class A	228,579	2,832
*,1	Spruce Power Holding Corp.	3,048,837	2,802
*	Lee Enterprises Inc.	144,656	2,685
*	RumbleON Inc. Class B	404,083	2,614
*	Biglari Holdings Inc. Class B	18,772	2,606
*	F45 Training Holdings Inc.	910,984	2,596
*	JAKKS Pacific Inc.	147,124	2,573
		Shares	Market Value• ($000)
*	Delta Apparel Inc.	238,958	2,535
*	Cumulus Media Inc. Class A	404,771	2,514
*	Emerald Holding Inc.	690,955	2,446
*	Duluth Holdings Inc. Class B	394,810	2,440
*	Townsquare Media Inc. Class A	333,509	2,418
*,1	Express Inc.	2,253,471	2,299
	Flexsteel Industries Inc.	141,758	2,183
*,1	Polished.com Inc.	3,683,713	2,128
*	Liberty TripAdvisor Holdings Inc. Class A	3,169,521	2,122
*	Barnes & Noble Education Inc.	1,197,964	2,096
*,1	Faraday Future Intelligent Electric Inc.	7,120,807	2,067
	Acme United Corp.	85,287	1,868
*,1	Cinedigm Corp. Class A	4,807,808	1,864
*	Harte Hanks Inc.	154,100	1,801
*,1	Regis Corp.	1,407,700	1,717
*,1	Ondas Holdings Inc.	1,071,044	1,703
*	Mesa Air Group Inc.	1,109,713	1,698
*	Brilliant Earth Group Inc. Class A	381,195	1,643
	Crown Crafts Inc.	302,838	1,617
*	Landsea Homes Corp.	310,401	1,617
*,1	Kirkland's Inc.	458,478	1,513
*	Nautilus Inc.	987,578	1,511
*	Kewaunee Scientific Corp.	96,393	1,499
*,1	Lulu's Fashion Lounge Holdings Inc.	571,382	1,434
*,1	Party City Holdco Inc.	3,826,895	1,399
*,1	Chicken Soup For The Soul Entertainment Inc.	271,340	1,389
*,1	Aterian Inc.	1,765,809	1,360
*,1	Lazydays Holdings Inc.	113,037	1,350
*	Live Ventures Inc.	42,626	1,334
*,1	Inspirato Inc.	1,093,600	1,301
*	Carrols Restaurant Group Inc.	945,470	1,286
*	Travelzoo	274,335	1,221
*	Biglari Holdings Inc. Class A	1,747	1,219
*	Owlet Inc.	2,177,118	1,217
	CompX International Inc.	64,007	1,183
*	Envela Corp.	224,050	1,179

16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Bird Global Inc. Class A	6,356,700	1,146
*,1	XWELL Inc.	3,134,508	1,138
*,1	CuriosityStream Inc.	986,623	1,125
*	Fluent Inc.	1,010,603	1,102
*	Gaia Inc. Class A	447,999	1,066
[1]	JOANN Inc.	360,480	1,027
	NL Industries Inc.	148,433	1,011
*	LiveOne Inc.	1,540,686	991
*	SRAX Inc. Class A	625,336	957
	Ark Restaurants Corp.	55,702	922
*	Marchex Inc. Class B	546,577	858
*,2	Luby's Inc.	449,752	801
*,1	Red Cat Holdings Inc.	849,136	798
*	Good Times Restaurants Inc.	350,945	783
[1]	FAT Brands Inc. Class A	153,984	750
*	Audacy Inc. Class A	3,135,818	706
*,1	Hall of Fame Resort & Entertainment Co.	85,677	691
[1]	DallasNews Corp.	176,590	678
*	Vince Holding Corp.	85,410	669
*	Envirotech Vehicles Inc.	313,755	668
	Educational Development Corp.	207,019	654
*	Koss Corp.	130,730	638
*,1	InterGroup Corp.	12,233	575
*,1	Shift Technologies Inc. Class A	3,473,050	517
*	Charles & Colvard Ltd.	610,246	497
[1]	National CineMedia Inc.	2,253,479	496
*	Urban One Inc. Class A	109,101	496
*	Salem Media Group Inc. Class A	419,347	440
*,1	Dolphin Entertainment Inc.	229,216	415
*	FlexShopper Inc.	425,184	397
*	BurgerFi International Inc.	310,543	391
*,1	Muscle Maker Inc.	417,746	380
*,1	Volcon Inc.	362,634	366
*	Allied Gaming & Entertainment Inc.	342,015	359
*,1	iMedia Brands Inc.	509,066	326
	Jerash Holdings US Inc.	80,817	314
	Flanigan's Enterprises Inc.	11,919	309
*	Beasley Broadcast Group Inc. Class A	314,502	289
		Shares	Market Value• ($000)
*	Dixie Group Inc.	359,932	288
*	Reading International Inc. Class A	100,050	277
*	Auddia Inc.	274,072	263
*	AYRO Inc.	673,813	258
*,1	EBET Inc.	351,169	221
*,1	Digital Media Solutions Inc.	151,164	203
*,1	HyreCar Inc.	442,201	188
*,1	Arcimoto Inc.	54,305	179
*	Xcel Brands Inc.	251,214	176
*	Forward Industries Inc.	144,468	155
*	Moving Image Technologies Inc.	128,637	148
*,1	Lottery.com Inc.	819,456	143
*	PARTS iD Inc.	144,290	141
*,1	Stran & Co. Inc.	97,248	125
*	EzFill Holdings Inc.	388,645	105
	FAT Brands Inc. Class B	16,464	86
*,2	Zagg Inc. CVR	780,631	70
*	Twin Vee PowerCats Co.	34,923	64
*,1	Helbiz Inc.	386,127	50
*	Amesite Inc.	246,652	45
[2]	SRAX Inc.	590,641	41
*	IDW Media Holdings Inc. Class B	42,882	40
*,1	Applied UV Inc.	38,595	35
*	Rave Restaurant Group Inc.	21,026	33
*	Emerson Radio Corp.	6,500	3
*,1	Tuesday Morning Corp.	1	—
			151,399,285
Consumer Staples (6.0%)
	Procter & Gamble Co.	72,068,942	10,922,769
	PepsiCo Inc.	41,895,734	7,568,883
	Coca-Cola Co.	118,361,492	7,528,975
	Philip Morris International Inc.	47,149,120	4,771,962
	CVS Health Corp.	39,961,675	3,724,029
	Mondelez International Inc. Class A	41,523,102	2,767,515
	Altria Group Inc.	54,507,276	2,491,528
	Colgate-Palmolive Co.	25,390,836	2,000,544
	McKesson Corp.	4,300,394	1,613,164
	Archer-Daniels-Midland Co.	16,707,183	1,551,262
	General Mills Inc.	18,043,273	1,512,928
	Kimberly-Clark Corp.	10,256,311	1,392,294

17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Corteva Inc.	21,851,907	1,284,455
	Sysco Corp.	15,407,075	1,177,871
*	Monster Beverage Corp.	11,108,061	1,127,801
	Constellation Brands Inc. Class A	4,769,163	1,105,254
	Hershey Co.	4,466,673	1,034,347
	Keurig Dr Pepper Inc.	27,991,330	998,171
	Kraft Heinz Co.	24,217,516	985,895
	Kroger Co.	19,586,569	873,169
	AmerisourceBergen Corp.	4,998,939	828,374
	Walgreens Boots Alliance Inc.	20,990,992	784,223
	McCormick & Co. Inc. (Non-Voting)	7,623,245	631,891
	Brown-Forman Corp. Class B	9,415,520	618,411
	Church & Dwight Co. Inc.	7,412,840	597,549
	Conagra Brands Inc.	14,568,253	563,791
	Kellogg Co.	7,784,271	554,551
	Tyson Foods Inc. Class A	8,803,785	548,036
	Clorox Co.	3,747,700	525,915
	J M Smucker Co.	3,081,342	488,269
	Bunge Ltd.	4,556,389	454,591
	Lamb Weston Holdings Inc.	4,364,045	389,971
	Hormel Foods Corp.	8,304,899	378,288
	Campbell Soup Co.	5,926,935	336,354
*	Darling Ingredients Inc.	4,867,718	304,670
	Molson Coors Beverage Co. Class B	5,472,451	281,941
*	Performance Food Group Co.	4,731,087	276,248
	Casey's General Stores Inc.	1,131,500	253,852
*	US Foods Holding Corp.	6,154,153	209,364
	Ingredion Inc.	1,892,088	185,292
	Flowers Foods Inc.	6,084,188	174,860
*	Post Holdings Inc.	1,606,603	145,012
*	Celsius Holdings Inc.	1,270,992	132,234
	Albertsons Cos. Inc. Class A	5,693,923	118,092
	Lancaster Colony Corp.	586,565	115,729
*	Simply Good Foods Co.	3,017,120	114,741
*	Sprouts Farmers Market Inc.	3,246,499	105,089
*	BellRing Brands Inc.	4,088,975	104,841
[1]	Brown-Forman Corp. Class A	1,558,761	102,504
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	281,099	92,628
*	Hostess Brands Inc. Class A	4,061,813	91,147
*	TreeHouse Foods Inc.	1,708,885	84,385
*	Grocery Outlet Holding Corp.	2,660,814	77,669
	Spectrum Brands Holdings Inc.	1,245,664	75,886
*	Freshpet Inc.	1,387,609	73,224
	Energizer Holdings Inc.	2,171,448	72,852
	Primo Water Corp.	4,638,793	72,087
	Coca-Cola Consolidated Inc.	140,088	71,776
*	United Natural Foods Inc.	1,844,593	71,404
	WD-40 Co.	419,038	67,553
	Cal-Maine Foods Inc.	1,198,818	65,276
	Nu Skin Enterprises Inc. Class A	1,449,180	61,097
	Edgewell Personal Care Co.	1,571,886	60,581
	J & J Snack Foods Corp.	359,814	53,868
	Reynolds Consumer Products Inc.	1,615,555	48,434
	Vector Group Ltd.	4,078,716	48,374
	MGP Ingredients Inc.	439,754	46,781
*	Herbalife Nutrition Ltd.	2,983,306	44,392
*	Hain Celestial Group Inc.	2,721,250	44,030
	Ingles Markets Inc. Class A	437,539	42,205
	Weis Markets Inc.	502,849	41,379
	Universal Corp.	727,321	38,410
	Medifast Inc.	331,241	38,209
*	Chefs' Warehouse Inc.	1,037,854	34,540
	Utz Brands Inc.	2,065,002	32,751
*	National Beverage Corp.	702,496	32,687
	Andersons Inc.	912,484	31,928
	SpartanNash Co.	1,018,834	30,810
	Fresh Del Monte Produce Inc.	1,142,545	29,923
*	Beauty Health Co.	2,851,620	25,950
*	Pilgrim's Pride Corp.	1,084,599	25,738
	Seaboard Corp.	6,803	25,683
[1]	B&G Foods Inc.	2,213,676	24,683
*	Duckhorn Portfolio Inc.	1,466,854	24,306
*,1	Beyond Meat Inc.	1,782,445	21,942
	John B Sanfilippo & Son Inc.	269,014	21,876

18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Tootsie Roll Industries Inc.	505,643	21,525
*	USANA Health Sciences Inc.	340,345	18,106
*	Mission Produce Inc.	1,350,087	15,688
*	Sovos Brands Inc.	1,083,568	15,571
*	Olaplex Holdings Inc.	2,912,583	15,175
	ACCO Brands Corp.	2,700,003	15,093
	Calavo Growers Inc.	496,687	14,603
	PetMed Express Inc.	640,080	11,329
*	Vital Farms Inc.	742,708	11,081
*,1	Veru Inc.	1,923,707	10,157
*	Seneca Foods Corp. Class A	162,229	9,888
	Turning Point Brands Inc.	434,620	9,401
*,1	Vita Coco Co. Inc.	654,853	9,050
*,1	Benson Hill Inc.	3,328,592	8,488
*,1	BRC Inc. Class A	1,202,500	7,347
*,1	GrowGeneration Corp.	1,732,754	6,792
	Limoneira Co.	551,292	6,731
*,1	22nd Century Group Inc.	6,085,365	5,602
*	Rite Aid Corp.	1,629,535	5,443
*	Whole Earth Brands Inc.	1,332,300	5,422
	Oil-Dri Corp. of America	160,678	5,389
	Village Super Market Inc. Class A	219,880	5,121
*	Lifecore Biomedical Inc.	751,182	4,868
*	Honest Co. Inc.	1,532,403	4,613
*	HF Foods Group Inc.	1,036,378	4,208
	Alico Inc.	170,218	4,063
[1]	ProPhase Labs Inc.	394,258	3,797
	Natural Grocers by Vitamin Cottage Inc.	407,823	3,728
*	Vintage Wine Estates Inc.	1,027,600	3,350
*,1	PLBY Group Inc.	969,862	2,667
*	Farmer Bros Co.	511,916	2,360
*	Nature's Sunshine Products Inc.	231,851	1,929
*	AquaBounty Technologies Inc.	1,988,764	1,519
*	Natural Alternatives International Inc.	162,521	1,364
*,1	Tattooed Chef Inc.	1,086,098	1,336
*,1	AppHarvest Inc.	2,353,345	1,335
*,1	Local Bounti Corp.	899,938	1,251
	AMCON Distributing Co.	6,676	1,208
*	Real Good Food Co. Inc. Class A	175,743	1,165
*,1	Zevia PBC Class A	271,418	1,110
		Shares	Market Value• ($000)
	Lifevantage Corp.	253,547	943
*,1	Splash Beverage Group Inc.	950,644	914
*	Willamette Valley Vineyards Inc.	152,333	913
*	LifeMD Inc.	431,468	837
*	S&W Seed Co.	558,871	833
*	Rocky Mountain Chocolate Factory Inc.	128,662	733
*	Lifeway Foods Inc.	115,467	641
*	Urban-Gro Inc.	227,616	619
*	MamaMancini's Holdings Inc.	332,476	597
*,1	Boxed Inc.	2,879,590	561
	Mannatech Inc.	30,953	554
*	Bridgford Foods Corp.	41,022	491
*,1	Kaival Brands Innovations Group Inc.	526,590	473
	Coffee Holding Co. Inc.	222,735	454
*	Alkaline Water Co. Inc.	2,273,743	397
*	Barfresh Food Group Inc.	233,784	306
*	MedAvail Holdings Inc.	967,300	290
*,1	Blue Apron Holdings Inc. Class A	339,505	282
*	Better Choice Co. Inc.	413,653	223
*	Zivo Bioscience Inc.	81,788	200
*,1	Reed's Inc.	2,105,891	147
*	Laird Superfood Inc.	133,864	112
*	Yield10 Bioscience Inc.	65,737	108
*,1	RiceBran Technologies	102,160	78
*,1	Nuzee Inc.	7,321	63
*	Stryve Foods Inc. Class A	32,837	24
*	Fresh Vine Wine Inc.	15,451	15
*	Blue Star Foods Corp.	28,420	11
*,2	Fresh Market Inc.	661,450	—
*,1	PLBY Group Inc. Rights Exp. 1/17/23	969,862	—
			68,894,655
Energy (5.3%)
	Exxon Mobil Corp.	125,243,406	13,814,348
	Chevron Corp.	52,926,261	9,499,735
	ConocoPhillips	37,898,245	4,471,993
	EOG Resources Inc.	17,868,757	2,314,361
	Schlumberger Ltd.	43,121,202	2,305,259

19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Marathon Petroleum Corp.	14,250,461	1,658,611
	Pioneer Natural Resources Co.	6,866,594	1,568,261
	Phillips 66	14,372,941	1,495,936
	Valero Energy Corp.	11,725,291	1,487,470
	Occidental Petroleum Corp.	20,733,560	1,306,007
	Devon Energy Corp.	19,874,669	1,222,491
	Williams Cos. Inc.	37,067,492	1,219,520
	Hess Corp.	8,442,488	1,197,314
	Cheniere Energy Inc.	7,563,998	1,134,297
*	Enphase Energy Inc.	4,132,283	1,094,890
	Kinder Morgan Inc.	58,122,834	1,050,861
	Halliburton Co.	24,865,430	978,455
	Baker Hughes Co. Class A	30,457,583	899,412
	ONEOK Inc.	13,596,788	893,309
	Diamondback Energy Inc.	5,353,233	732,215
	Coterra Energy Inc.	22,783,688	559,795
	Marathon Oil Corp.	19,325,617	523,144
	Targa Resources Corp.	6,880,686	505,730
*	First Solar Inc.	3,077,758	461,017
	APA Corp.	9,770,688	456,096
	Texas Pacific Land Corp.	187,526	439,604
	Ovintiv Inc.	7,554,657	383,097
	Chesapeake Energy Corp.	3,872,604	365,458
	EQT Corp.	10,035,063	339,486
	NOV Inc.	11,945,276	249,537
*	Antero Resources Corp.	7,755,487	240,343
	HF Sinclair Corp.	4,268,304	221,482
*,1	Plug Power Inc.	17,771,382	219,832
*	Southwestern Energy Co.	33,577,797	196,430
	Matador Resources Co.	3,409,709	195,172
	Murphy Oil Corp.	4,485,171	192,907
	PDC Energy Inc.	2,807,028	178,190
	ChampionX Corp.	6,069,913	175,967
	Range Resources Corp.	6,969,176	174,369
	Chord Energy Corp.	1,200,441	164,232
	DT Midstream Inc.	2,937,871	162,347
	PBF Energy Inc. Class A	3,602,602	146,914
	Helmerich & Payne Inc.	2,878,106	142,668
	SM Energy Co.	3,730,957	129,949
*	Denbury Inc.	1,438,037	125,138
	Magnolia Oil & Gas Corp. Class A	5,145,411	120,660
*	Noble Corp. plc	3,191,731	120,360
		Shares	Market Value• ($000)
	Patterson-UTI Energy Inc.	6,591,042	110,993
*	Weatherford International plc	2,155,571	109,762
	Antero Midstream Corp.	9,428,663	101,735
	California Resources Corp.	2,230,264	97,039
	Cactus Inc. Class A	1,842,509	92,605
*	Peabody Energy Corp.	3,500,743	92,490
*	Transocean Ltd.	20,013,085	91,260
	Civitas Resources Inc.	1,554,467	90,050
*	CNX Resources Corp.	5,275,497	88,839
	Equitrans Midstream Corp.	13,189,543	88,370
*	Array Technologies Inc.	4,327,278	83,646
	New Fortress Energy Inc.	1,898,884	80,551
	Liberty Energy Inc. Class A	5,019,266	80,358
	Arcosa Inc.	1,478,795	80,358
*,1	ChargePoint Holdings Inc.	8,319,837	79,288
[1]	Arch Resources Inc.	547,803	78,221
*	Callon Petroleum Co.	1,867,075	69,250
*	Shoals Technologies Group Inc. Class A	2,623,041	64,710
[1]	Sitio Royalties Corp.	2,231,420	64,376
	Northern Oil & Gas Inc.	2,036,951	62,779
	Alpha Metallurgical Resources Inc.	410,512	60,095
*	NexTier Oilfield Solutions Inc.	6,347,093	58,647
	Delek US Holdings Inc.	2,145,572	57,930
*	Ameresco Inc. Class A	981,696	56,094
	CONSOL Energy Inc.	844,562	54,897
	Warrior Met Coal Inc.	1,569,746	54,376
*	Oceaneering International Inc.	3,066,491	53,633
*	Green Plains Inc.	1,707,983	52,093
*	Tidewater Inc.	1,377,552	50,763
	Permian Resources Corp. Class A	5,262,498	49,467
	World Fuel Services Corp.	1,785,198	48,789
	Enviva Inc.	917,657	48,608
*	SunPower Corp.	2,637,856	47,561
*	NOW Inc.	3,361,286	42,688
	Archrock Inc.	4,702,223	42,226
*	Nabors Industries Ltd.	270,995	41,969

20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Stem Inc.	4,459,762	39,870
	Comstock Resources Inc.	2,833,681	38,850
*	Par Pacific Holdings Inc.	1,647,862	38,313
*	Talos Energy Inc.	2,019,211	38,123
*,1	FuelCell Energy Inc.	12,562,353	34,923
*	Helix Energy Solutions Group Inc.	4,472,007	33,003
*	ProPetro Holding Corp.	3,076,283	31,901
*	Diamond Offshore Drilling Inc.	2,948,976	30,669
*	MRC Global Inc.	2,581,795	29,897
	CVR Energy Inc.	915,238	28,684
	Core Laboratories NV	1,379,086	27,954
*,1	Earthstone Energy Inc. Class A	1,946,058	27,692
*	Dril-Quip Inc.	979,622	26,616
*,1	Tellurian Inc.	15,325,175	25,746
*	Laredo Petroleum Inc.	484,900	24,934
*	Gulfport Energy Corp.	331,810	24,435
	RPC Inc.	2,713,940	24,127
	Ranger Oil Corp.	576,479	23,307
	SunCoke Energy Inc.	2,524,635	21,788
*,1	Fluence Energy Inc. Class A	1,257,061	21,559
*,1	Montauk Renewables Inc.	1,737,042	19,160
*	Bristow Group Inc. Class A	693,278	18,809
	Select Energy Services Inc. Class A	1,983,896	18,331
[1]	Kinetik Holdings Inc. Class A	529,122	17,503
*	ProFrac Holding Corp. Class A	655,618	16,522
*	SandRidge Energy Inc.	933,349	15,895
*	W&T Offshore Inc.	2,772,648	15,471
	VAALCO Energy Inc.	3,343,681	15,247
*	REX American Resources Corp.	477,153	15,202
	Berry Corp.	1,701,948	13,616
[1]	Crescent Energy Co. Class A	1,084,502	13,003
*	Oil States International Inc.	1,696,380	12,655
*,1	Gevo Inc.	6,638,561	12,613
*,1	SilverBow Resources Inc.	433,984	12,273
*	TETRA Technologies Inc.	3,494,648	12,091
*	NextDecade Corp.	2,346,418	11,591
		Shares	Market Value• ($000)
*	Centrus Energy Corp. Class A	342,567	11,127
*	TPI Composites Inc.	1,071,321	10,863
*	DMC Global Inc.	524,094	10,188
*	Newpark Resources Inc.	2,449,089	10,164
*,1	EVgo Inc. Class A	2,082,073	9,307
	Solaris Oilfield Infrastructure Inc. Class A	935,530	9,290
*	Amplify Energy Corp.	1,044,290	9,179
*	Solid Power Inc.	3,120,617	7,926
*,1	Nine Energy Service Inc.	508,263	7,385
*	Hallador Energy Co.	681,965	6,813
*	SEACOR Marine Holdings Inc.	700,466	6,416
*	Ring Energy Inc.	2,558,293	6,293
	Evolution Petroleum Corp.	784,579	5,924
	Ramaco Resources Inc.	673,015	5,916
*	Forum Energy Technologies Inc.	194,303	5,732
*,1	KLX Energy Services Holdings Inc.	328,707	5,690
*,1	Beam Global	296,377	5,178
*,1,2	Next Bridge Hydrocarbons Inc.	1,763,201	5,104
*,1	374Water Inc.	1,698,615	4,977
*	Matrix Service Co.	785,548	4,886
	Epsilon Energy Ltd.	661,802	4,388
	NACCO Industries Inc. Class A	111,685	4,244
*	Ranger Energy Services Inc. Class A	357,073	3,931
*,1	ESS Tech Inc.	1,593,000	3,871
	Riley Exploration Permian Inc.	125,900	3,705
*	Aemetis Inc.	924,014	3,659
*,1	FTC Solar Inc.	1,323,352	3,547
*	Natural Gas Services Group Inc.	308,325	3,533
*	Heliogen Inc.	4,874,100	3,403
	PHX Minerals Inc.	831,790	3,236
*	Empire Petroleum Corp.	234,700	2,887
*	Mammoth Energy Services Inc.	308,591	2,669
*	American Superconductor Corp.	684,748	2,520
*,1	American Resources Corp.	1,756,997	2,319
*,1	Sunworks Inc.	1,299,138	2,053
*,1	Flotek Industries Inc.	1,811,795	2,029

21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Battalion Oil Corp.	207,783	2,018
*	Gulf Island Fabrication Inc.	358,485	1,839
*	Ideal Power Inc.	149,114	1,584
*	PrimeEnergy Resources Corp.	17,932	1,558
*	Smart Sand Inc.	860,390	1,540
*,1	Volta Inc.	3,973,258	1,412
*,1	Advent Technologies Holdings Inc.	760,618	1,377
*,1	Stabilis Solutions Inc.	169,932	880
*	Profire Energy Inc.	830,050	872
*	PEDEVCO Corp.	768,132	845
	Barnwell Industries Inc.	267,900	792
*,1	Houston American Energy Corp.	199,104	685
*	Geospace Technologies Corp.	159,910	675
*	Mexco Energy Corp.	44,605	557
*,1	Dawson Geophysical Co.	275,110	539
*	Enservco Corp.	314,865	513
*,1	Camber Energy Inc.	226,702	458
*,1	Ocean Power Technologies Inc.	1,001,472	451
*,1	Independence Contract Drilling Inc.	133,014	435
*	Capstone Green Energy Corp.	297,760	432
*	Pineapple Energy Inc.	163,316	381
*	iSun Inc.	242,226	322
*	Energy Services of America Corp.	121,699	315
*	OPAL Fuels Inc. Class A	39,434	287
[1]	US Energy Corp.	108,748	250
*	Superior Drilling Products Inc.	258,628	238
	Adams Resources & Energy Inc.	4,305	168
*	Ecoark Holdings Inc.	250,250	58
*	NCS Multistage Holdings Inc.	800	20
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	10
*,1	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	6
*,2	Pineapple Energy Inc. CVR	69,639	—
			61,115,427
Financials (11.8%)
*	Berkshire Hathaway Inc. Class B	51,057,930	15,771,795
	Shares	Market Value• ($000)
JPMorgan Chase & Co.	89,204,681	11,962,348
Bank of America Corp.	207,377,454	6,868,341
Wells Fargo & Co.	115,874,794	4,784,470
Charles Schwab Corp.	46,942,437	3,908,427
S&P Global Inc.	9,907,985	3,318,580
Morgan Stanley	38,550,543	3,277,567
Goldman Sachs Group Inc.	9,445,939	3,243,547
BlackRock Inc.	4,339,764	3,075,287
Chubb Ltd.	11,986,848	2,644,299
Citigroup Inc.	55,948,963	2,530,572
Marsh & McLennan Cos. Inc.	15,080,928	2,495,592
Progressive Corp.	17,790,095	2,307,553
PNC Financial Services Group Inc.	12,265,546	1,937,220
US Bancorp	42,923,181	1,871,880
CME Group Inc.	10,939,180	1,839,532
Aon plc Class A	5,973,491	1,792,884
Intercontinental Exchange Inc.	16,986,954	1,742,692
Truist Financial Corp.	40,356,812	1,736,554
Blackstone Inc.	21,341,523	1,583,328
American International Group Inc.	22,588,215	1,428,479
Travelers Cos. Inc.	7,124,119	1,335,701
Moody's Corp.	4,734,908	1,319,240
MetLife Inc.	17,885,447	1,294,370
Aflac Inc.	17,010,273	1,223,719
Arthur J Gallagher & Co.	6,408,270	1,208,215
Prudential Financial Inc.	11,190,868	1,113,044
Allstate Corp.	8,066,868	1,093,867
MSCI Inc. Class A	2,310,092	1,074,585
Ameriprise Financial Inc.	3,235,931	1,007,572
Bank of New York Mellon Corp.	22,130,348	1,007,373
KKR & Co. Inc.	19,650,982	912,199
Discover Financial Services	8,304,648	812,444
Willis Towers Watson plc	3,288,697	804,350
M&T Bank Corp.	5,246,963	761,124
T. Rowe Price Group Inc.	6,796,980	741,279
Nasdaq Inc.	11,952,508	733,286
Hartford Financial Services Group Inc.	9,660,235	732,536
Fifth Third Bancorp	20,879,232	685,048
First Republic Bank	5,564,541	678,262

22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Arch Capital Group Ltd.	10,681,213	670,567
	Apollo Global Management Inc.	10,436,343	665,734
	Raymond James Financial Inc.	5,884,697	628,780
	Principal Financial Group Inc.	7,433,396	623,811
	Huntington Bancshares Inc.	43,843,500	618,193
	Regions Financial Corp.	28,410,891	612,539
	State Street Corp.	7,777,320	603,287
	Citizens Financial Group Inc.	14,968,790	589,321
	Northern Trust Corp.	6,023,995	533,063
*	Markel Corp.	388,914	512,390
	LPL Financial Holdings Inc.	2,300,263	497,248
	KeyCorp	28,382,493	494,423
*	Berkshire Hathaway Inc. Class A	1,051	492,615
	Cincinnati Financial Corp.	4,785,307	489,968
	Broadridge Financial Solutions Inc.	3,582,232	480,485
	FactSet Research Systems Inc.	1,158,569	464,829
	W R Berkley Corp.	6,052,917	439,260
*	SVB Financial Group	1,796,181	413,373
	Cboe Global Markets Inc.	3,228,338	405,060
	First Horizon Corp.	16,286,648	399,023
	Everest Re Group Ltd.	1,191,336	394,654
	Brown & Brown Inc.	6,885,122	392,245
	Loews Corp.	6,138,809	358,077
	Ares Management Corp. Class A	4,742,403	324,570
	Equitable Holdings Inc.	11,227,719	322,236
	Globe Life Inc.	2,657,316	320,339
	MarketAxess Holdings Inc.	1,087,345	303,250
	American Financial Group Inc.	2,201,100	302,167
	Annaly Capital Management Inc.	14,184,280	299,005
	Fidelity National Financial Inc.	7,873,046	296,184
	Reinsurance Group of America Inc.	2,031,981	288,724
	East West Bancorp Inc.	4,283,268	282,267
	Comerica Inc.	3,972,848	265,585
	Webster Financial Corp.	5,292,371	250,541
		Shares	Market Value• ($000)
	Invesco Ltd.	13,809,503	248,433
	RenaissanceRe Holdings Ltd.	1,329,563	244,945
[1]	Franklin Resources Inc.	9,102,204	240,116
	Cullen/Frost Bankers Inc.	1,759,978	235,309
	Commerce Bancshares Inc.	3,430,208	233,494
	First Citizens BancShares Inc. Class A	307,877	233,482
	Carlyle Group Inc.	7,735,664	230,832
	Zions Bancorp NA	4,565,640	224,447
	Signature Bank	1,916,098	220,773
	Tradeweb Markets Inc. Class A	3,378,145	219,343
	SEI Investments Co.	3,688,899	215,063
	Interactive Brokers Group Inc. Class A	2,969,760	214,862
	Unum Group	5,153,352	211,442
	Assurant Inc.	1,612,765	201,692
	Old Republic International Corp.	8,321,433	200,963
	Ally Financial Inc.	8,139,142	199,002
	Erie Indemnity Co. Class A	772,461	192,126
	Prosperity Bancshares Inc.	2,639,887	191,867
	Western Alliance Bancorp	3,153,482	187,821
	Voya Financial Inc.	2,969,373	182,587
	Affiliated Managers Group Inc.	1,144,833	181,376
	AGNC Investment Corp.	17,427,563	180,375
	Stifel Financial Corp.	3,063,871	178,838
	SouthState Corp.	2,304,106	175,942
	Kinsale Capital Group Inc.	668,405	174,801
	RLI Corp.	1,309,235	171,863
	New York Community Bancorp Inc.	19,631,718	168,833
	Morningstar Inc.	775,316	167,926
	Jefferies Financial Group Inc.	4,879,196	167,259
	Glacier Bancorp Inc.	3,374,910	166,788
	United Bankshares Inc.	4,094,075	165,769
	Starwood Property Trust Inc.	8,972,543	164,467
	Pinnacle Financial Partners Inc.	2,211,946	162,357
	Selective Insurance Group Inc.	1,830,137	162,168
	Old National Bancorp	8,906,245	160,134

23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Primerica Inc.	1,124,655	159,499
	Synovus Financial Corp.	4,199,129	157,677
	First American Financial Corp.	2,988,251	156,405
	Wintrust Financial Corp.	1,838,874	155,422
*,1	Coinbase Global Inc. Class A	4,360,711	154,326
*	Robinhood Markets Inc. Class A	18,452,450	150,203
	Valley National Bancorp	13,119,136	148,377
	Popular Inc.	2,203,760	146,153
	Lincoln National Corp.	4,649,089	142,820
	First Financial Bankshares Inc.	4,129,082	142,040
	Blue Owl Capital Inc. Class A	13,322,573	141,219
	FNB Corp.	10,718,747	139,880
	Cadence Bank	5,553,402	136,947
	Bank OZK	3,401,373	136,259
	Home BancShares Inc.	5,900,339	134,469
	Houlihan Lokey Inc. Class A	1,513,977	131,958
	Hanover Insurance Group Inc.	976,472	131,951
	SLM Corp.	7,590,419	126,001
	Axis Capital Holdings Ltd.	2,309,840	125,124
	Essent Group Ltd.	3,100,396	120,543
	First Bancorp	6,808,902	120,070
	Hancock Whitney Corp.	2,466,439	119,351
	American Equity Investment Life Holding Co.	2,603,242	118,760
	MGIC Investment Corp.	9,070,299	117,914
	Umpqua Holdings Corp.	6,600,146	117,813
	Rithm Capital Corp.	14,342,033	117,174
	Independent Bank Corp.	1,383,809	116,835
	Lazard Ltd. Class A	3,256,575	112,905
	OneMain Holdings Inc.	3,367,156	112,160
	Assured Guaranty Ltd.	1,732,047	107,837
*	Brighthouse Financial Inc.	2,095,367	107,429
*	Ryan Specialty Holdings Inc. Class A	2,559,328	106,238
		Shares	Market Value• ($000)
	White Mountains Insurance Group Ltd.	74,454	105,303
	Blackstone Mortgage Trust Inc. Class A	4,943,176	104,647
	CVB Financial Corp.	4,027,770	103,715
*,1	SoFi Technologies Inc.	22,472,273	103,597
	United Community Banks Inc.	3,051,762	103,150
	Community Bank System Inc.	1,636,337	103,007
	Evercore Inc. Class A	943,438	102,910
	ServisFirst Bancshares Inc.	1,491,694	102,793
	First Hawaiian Inc.	3,893,734	101,393
	Associated Banc-Corp	4,305,330	99,410
	UMB Financial Corp.	1,174,832	98,122
	FirstCash Holdings Inc.	1,124,293	97,712
	Kemper Corp.	1,942,867	95,589
	Janus Henderson Group plc	4,033,253	94,862
[1]	Bank of Hawaii Corp.	1,217,080	94,397
	Ameris Bancorp	1,995,484	94,067
*,1	Credit Acceptance Corp.	197,447	93,669
	Federated Hermes Inc. Class B	2,565,789	93,164
	First Interstate BancSystem Inc. Class A	2,386,629	92,243
	Pacific Premier Bancorp Inc.	2,910,810	91,865
*	Texas Capital Bancshares Inc.	1,512,994	91,249
	Radian Group Inc.	4,732,509	90,249
	Cathay General Bancorp	2,143,690	87,441
	Fulton Financial Corp.	5,136,705	86,451
	WSFS Financial Corp.	1,874,911	85,008
	Eastern Bankshares Inc.	4,863,291	83,892
	PacWest Bancorp	3,558,754	81,673
	Atlantic Union Bankshares Corp.	2,303,456	80,943
	Simmons First National Corp. Class A	3,717,745	80,229
	CNO Financial Group Inc.	3,497,556	79,919
	BankUnited Inc.	2,350,632	79,851
*	Genworth Financial Inc. Class A	15,011,421	79,410

24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	International Bancshares Corp.	1,720,826	78,745
	Jackson Financial Inc. Class A	2,254,463	78,433
*	Mr Cooper Group Inc.	1,932,515	77,552
	Walker & Dunlop Inc.	954,651	74,921
	BOK Financial Corp.	721,178	74,851
	First Merchants Corp.	1,812,774	74,523
	Moelis & Co. Class A	1,933,749	74,198
*	Enstar Group Ltd.	320,927	74,147
	Columbia Banking System Inc.	2,393,519	72,117
*	Axos Financial Inc.	1,753,271	67,010
	Washington Federal Inc.	1,994,275	66,908
	Piper Sandler Cos.	512,652	66,742
	First Financial Bancorp	2,722,391	65,964
	Banner Corp.	1,037,449	65,567
	WesBanco Inc.	1,737,774	64,263
	Arbor Realty Trust Inc.	4,871,812	64,259
	Independent Bank Group Inc.	1,069,223	64,239
	Towne Bank	2,068,654	63,797
	Seacoast Banking Corp. of Florida	2,038,581	63,583
	Park National Corp.	447,598	62,999
	Hamilton Lane Inc. Class A	973,463	62,185
	Renasant Corp.	1,607,029	60,408
	Trustmark Corp.	1,668,433	58,245
	Artisan Partners Asset Management Inc. Class A	1,953,299	58,013
	Virtu Financial Inc. Class A	2,801,846	57,186
*	Focus Financial Partners Inc. Class A	1,498,269	55,840
	NBT Bancorp Inc.	1,252,446	54,381
	Northwest Bancshares Inc.	3,887,354	54,345
	Lakeland Financial Corp.	742,829	54,204
*,1	Trupanion Inc.	1,127,536	53,592
*	NMI Holdings Inc. Class A	2,557,232	53,446
	Enterprise Financial Services Corp.	1,080,745	52,913
[1]	Claros Mortgage Trust Inc.	3,582,367	52,697
	Stock Yards Bancorp Inc.	802,577	52,151
		Shares	Market Value• ($000)
	Heartland Financial USA Inc.	1,112,711	51,875
*	StoneX Group Inc.	535,748	51,057
	Navient Corp.	3,081,533	50,691
	TPG Inc. Class A	1,821,085	50,681
	PJT Partners Inc. Class A	664,599	48,974
	BancFirst Corp.	553,064	48,769
	Cohen & Steers Inc.	754,851	48,733
	National Bank Holdings Corp. Class A	1,152,150	48,471
	Horace Mann Educators Corp.	1,277,292	47,732
*	Cannae Holdings Inc.	2,304,004	47,578
*	BRP Group Inc. Class A	1,883,589	47,353
	Provident Financial Services Inc.	2,214,342	47,298
	Westamerica Bancorp	792,627	46,773
	Apollo Commercial Real Estate Finance Inc.	4,320,289	46,486
	Sandy Spring Bancorp Inc.	1,315,036	46,329
	TriCo Bancshares	900,004	45,891
	Veritex Holdings Inc.	1,585,797	44,529
	Hope Bancorp Inc.	3,431,147	43,953
	Eagle Bancorp Inc.	990,908	43,669
*	Bancorp Inc.	1,534,653	43,553
	StepStone Group Inc. Class A	1,657,153	41,727
	OFG Bancorp	1,490,715	41,084
	Two Harbors Investment Corp.	2,604,910	41,079
	Hilltop Holdings Inc.	1,363,554	40,920
	First Busey Corp.	1,637,374	40,476
	Virtus Investment Partners Inc.	211,368	40,464
	City Holding Co.	428,546	39,893
	Stellar Bancorp Inc.	1,350,171	39,776
	FB Financial Corp.	1,096,435	39,625
[1]	Corebridge Financial Inc.	1,968,337	39,485
	Chimera Investment Corp.	7,132,506	39,229
	Berkshire Hills Bancorp Inc.	1,293,745	38,683
	PennyMac Financial Services Inc.	679,112	38,478
	Pathward Financial Inc.	891,986	38,400
	BGC Partners Inc. Class A	10,162,208	38,312
	S&T Bancorp Inc.	1,117,917	38,210
	OceanFirst Financial Corp.	1,777,794	37,778

25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	2,670,715	37,310
	Safety Insurance Group Inc.	439,712	37,050
*	PRA Group Inc.	1,095,461	37,005
*	Enova International Inc.	937,425	35,969
	Ladder Capital Corp. Class A	3,525,368	35,395
	Employers Holdings Inc.	819,465	35,344
	Stewart Information Services Corp.	818,852	34,990
*	Blucora Inc.	1,359,668	34,712
*	Triumph Financial Inc.	705,694	34,487
	Ready Capital Corp.	3,072,836	34,231
	PennyMac Mortgage Investment Trust	2,733,208	33,864
	Capitol Federal Financial Inc.	3,884,090	33,597
[1]	Compass Diversified Holdings	1,836,527	33,480
	Origin Bancorp Inc.	903,040	33,142
	Heritage Financial Corp.	1,080,734	33,114
*	Palomar Holdings Inc.	731,115	33,017
	Southside Bancshares Inc.	901,741	32,454
	Lakeland Bancorp Inc.	1,842,324	32,443
	Nelnet Inc. Class A	355,880	32,296
*	Encore Capital Group Inc.	673,165	32,272
	Brookline Bancorp Inc.	2,252,520	31,873
	Franklin BSP Realty Trust Inc.	2,446,033	31,554
	Dime Community Bancshares Inc.	988,547	31,465
*	Nicolet Bankshares Inc.	391,726	31,256
	AMERISAFE Inc.	600,691	31,218
	German American Bancorp Inc.	829,939	30,957
	MFA Financial Inc.	3,066,836	30,208
	Federal Agricultural Mortgage Corp. Class C	267,523	30,153
	Live Oak Bancshares Inc.	994,781	30,042
[1]	Cowen Inc. Class A	754,682	29,146
	Preferred Bank	389,706	29,080
*	LendingClub Corp.	3,287,130	28,927
	Mercury General Corp.	843,998	28,865
	ProAssurance Corp.	1,649,086	28,810
		Shares	Market Value• ($000)
	Premier Financial Corp.	1,060,618	28,605
*	MoneyGram International Inc.	2,624,418	28,580
	ConnectOne Bancorp Inc.	1,177,893	28,517
*,1	Upstart Holdings Inc.	2,127,680	28,128
	New York Mortgage Trust Inc.	10,943,238	28,015
	TFS Financial Corp.	1,879,247	27,080
*	Customers Bancorp Inc.	939,524	26,626
	Tompkins Financial Corp.	338,988	26,299
	Amerant Bancorp Inc. Class A	952,284	25,559
	QCR Holdings Inc.	507,006	25,168
[1]	Rocket Cos. Inc. Class A	3,586,354	25,104
[1]	ARMOUR Residential REIT Inc.	4,395,731	24,748
	Banc of California Inc.	1,550,511	24,700
*	Columbia Financial Inc.	1,139,427	24,634
	Argo Group International Holdings Ltd.	927,917	23,987
	Hanmi Financial Corp.	965,551	23,897
	Enact Holdings Inc.	988,708	23,848
	First Bancshares Inc.	737,705	23,614
*	Ambac Financial Group Inc.	1,346,454	23,482
[1]	Bank First Corp.	250,966	23,295
	Redwood Trust Inc.	3,331,863	22,523
	Washington Trust Bancorp Inc.	474,187	22,372
	Heritage Commerce Corp.	1,707,856	22,202
	Peoples Bancorp Inc.	779,671	22,026
	Old Second Bancorp Inc.	1,367,594	21,936
	Univest Financial Corp.	834,242	21,799
	First Foundation Inc.	1,492,436	21,387
*,1	Lemonade Inc.	1,517,226	20,756
	TrustCo Bank Corp.	548,863	20,632
	KKR Real Estate Finance Trust Inc.	1,451,080	20,257
	Brightsphere Investment Group Inc.	982,773	20,225
	Northfield Bancorp Inc.	1,279,070	20,120
	WisdomTree Inc.	3,691,556	20,119

26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Community Trust Bancorp Inc.	437,907	20,113
*	Goosehead Insurance Inc. Class A	570,227	19,582
	United Fire Group Inc.	714,514	19,549
	Ellington Financial Inc.	1,573,479	19,464
	Victory Capital Holdings Inc. Class A	721,738	19,364
	James River Group Holdings Ltd.	921,185	19,262
	HarborOne Bancorp Inc.	1,369,005	19,029
	Kearny Financial Corp.	1,871,083	18,991
*	Open Lending Corp. Class A	2,801,319	18,909
	iStar Inc.	2,458,453	18,758
	Cambridge Bancorp	222,172	18,454
	Peapack-Gladstone Financial Corp.	493,155	18,355
*	Metropolitan Bank Holding Corp.	311,071	18,251
	Great Southern Bancorp Inc.	302,804	18,014
	B. Riley Financial Inc.	521,564	17,837
*	MBIA Inc.	1,382,103	17,760
	First Mid Bancshares Inc.	544,930	17,481
	BrightSpire Capital Inc. Class A	2,788,244	17,371
	Horizon Bancorp Inc.	1,130,130	17,042
*	SiriusPoint Ltd.	2,875,652	16,966
	Dynex Capital Inc.	1,333,660	16,964
	Business First Bancshares Inc.	759,121	16,807
	Camden National Corp.	401,070	16,721
*	Clearwater Analytics Holdings Inc. Class A	881,534	16,529
	Midland States Bancorp Inc.	610,984	16,264
	Diamond Hill Investment Group Inc.	87,521	16,193
	Flushing Financial Corp.	829,310	16,072
	Central Pacific Financial Corp.	784,064	15,901
	Amalgamated Financial Corp.	689,657	15,890
	National Western Life Group Inc. Class A	55,873	15,700
*,1	Silvergate Capital Corp. Class A	901,737	15,690
		Shares	Market Value• ($000)
*,1	Riot Blockchain Inc.	4,579,007	15,523
	Byline Bancorp Inc.	644,601	14,806
	Hingham Institution For Savings	53,653	14,806
	HomeStreet Inc.	535,464	14,768
*	AssetMark Financial Holdings Inc.	640,865	14,740
	Bank of Marin Bancorp	446,902	14,694
*	Coastal Financial Corp.	308,378	14,654
	Mercantile Bank Corp.	435,675	14,586
	Equity Bancshares Inc. Class A	443,588	14,492
*	CrossFirst Bankshares Inc.	1,158,754	14,380
	Independent Bank Corp.	599,260	14,334
	P10 Inc. Class A	1,343,205	14,332
	First Financial Corp.	303,859	14,002
	Broadmark Realty Capital Inc.	3,923,468	13,968
	CNB Financial Corp.	584,803	13,912
	First Community Bankshares Inc.	407,777	13,824
	Arrow Financial Corp.	407,363	13,810
*	EZCORP Inc. Class A	1,624,375	13,239
	Bar Harbor Bankshares	412,183	13,206
[1]	Invesco Mortgage Capital Inc.	1,023,676	13,031
	Capital City Bank Group Inc.	393,835	12,800
	Farmers National Banc Corp.	895,587	12,646
	Alerus Financial Corp.	537,480	12,550
	1st Source Corp.	233,785	12,412
	TPG RE Finance Trust Inc.	1,817,114	12,338
	First of Long Island Corp.	672,717	12,109
[1]	CBL & Associates Properties Inc.	522,774	12,066
	Metrocity Bankshares Inc.	554,638	11,997
*	Carter Bankshares Inc.	712,025	11,812
	SmartFinancial Inc.	416,988	11,467
[1]	Orchid Island Capital Inc.	1,081,779	11,359
	NexPoint Diversified Real Estate Trust	1,006,100	11,278
*,1	Marathon Digital Holdings Inc.	3,292,345	11,260
	Mid Penn Bancorp Inc.	374,344	11,219

27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Financial Institutions Inc.	450,573	10,976
	American National Bankshares Inc.	296,822	10,962
[1]	GCM Grosvenor Inc. Class A	1,437,229	10,937
	Civista Bancshares Inc.	496,781	10,934
*	F&G Annuities & Life Inc.	539,190	10,789
	West Bancorp Inc.	414,261	10,584
	Merchants Bancorp	434,604	10,570
	Republic Bancorp Inc. Class A	253,793	10,385
*	Southern First Bancshares Inc.	226,710	10,372
	Waterstone Financial Inc.	600,218	10,348
	Macatawa Bank Corp.	925,613	10,210
*	Professional Holding Corp. Class A	367,867	10,205
*	Bridgewater Bancshares Inc.	573,719	10,178
	HomeTrust Bancshares Inc.	419,370	10,136
*	Blue Foundry Bancorp	782,802	10,059
	Southern Missouri Bancorp Inc.	217,810	9,982
	John Marshall Bancorp Inc.	346,600	9,975
*	Oscar Health Inc. Class A	3,936,237	9,683
	Northrim Bancorp Inc.	176,916	9,654
	MidWestOne Financial Group Inc.	297,943	9,460
[1]	ACNB Corp.	236,741	9,425
[1]	HCI Group Inc.	237,701	9,411
	Citizens & Northern Corp.	409,413	9,359
	Peoples Financial Services Corp.	179,285	9,294
	RBB Bancorp	435,114	9,072
	Farmers & Merchants Bancorp Inc.	333,453	9,063
	First Bancorp Inc.	302,521	9,057
*,1	World Acceptance Corp.	137,028	9,036
	Enterprise Bancorp Inc.	255,668	9,025
	Tiptree Inc. Class A	651,681	9,019
	Esquire Financial Holdings Inc.	206,705	8,942
		Shares	Market Value• ($000)
	Shore Bancshares Inc.	509,859	8,887
	Capstar Financial Holdings Inc.	501,635	8,859
	Universal Insurance Holdings Inc.	826,787	8,756
	Northeast Bank	206,474	8,693
	Granite Point Mortgage Trust Inc.	1,592,579	8,536
	Guaranty Bancshares Inc.	245,483	8,504
	Sierra Bancorp	394,292	8,375
	Colony Bankcorp Inc.	655,847	8,323
	AFC Gamma Inc.	528,841	8,319
	Home Bancorp Inc.	205,685	8,234
	Central Valley Community Bancorp	383,357	8,119
	Primis Financial Corp.	682,667	8,090
	South Plains Financial Inc.	292,506	8,053
	Five Star Bancorp	293,908	8,006
	Codorus Valley Bancorp Inc.	327,515	7,795
	BCB Bancorp Inc.	430,285	7,741
	National Bankshares Inc.	190,358	7,671
	PCSB Financial Corp.	400,428	7,624
[1]	UWM Holdings Corp. Class A	2,300,429	7,614
	Summit Financial Group Inc.	304,535	7,580
	Northeast Community Bancorp Inc.	503,961	7,519
	First Business Financial Services Inc.	205,340	7,505
	Donegal Group Inc. Class A	524,280	7,445
	Chicago Atlantic Real Estate Finance Inc.	491,800	7,411
	BayCom Corp.	386,727	7,340
	Timberland Bancorp Inc.	212,824	7,264
	FS Bancorp Inc.	214,292	7,166
	Investar Holding Corp.	331,586	7,139
	Orrstown Financial Services Inc.	307,627	7,125
	First Bank	511,381	7,037
	HBT Financial Inc.	349,190	6,834
	Chemung Financial Corp.	148,664	6,819
	Oppenheimer Holdings Inc. Class A	158,975	6,729

28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Norwood Financial Corp.	199,708	6,678
	MVB Financial Corp.	302,098	6,652
*	FVCBankcorp Inc.	348,752	6,651
*	Third Coast Bancshares Inc.	358,852	6,614
	Red River Bancshares Inc.	127,746	6,523
*	First Western Financial Inc.	230,318	6,483
	MainStreet Bancshares Inc.	233,617	6,422
*	LendingTree Inc.	299,471	6,388
*	Greenlight Capital Re Ltd. Class A	776,574	6,329
	Regional Management Corp.	224,220	6,296
	PCB Bancorp	355,560	6,290
*	Ocwen Financial Corp.	204,363	6,249
	Community Financial Corp.	156,422	6,241
	Ames National Corp.	263,155	6,213
[1]	Fidelity D&D Bancorp Inc.	129,702	6,114
*	California Bancorp	254,329	6,048
	LCNB Corp.	335,831	6,045
[1]	Greene County Bancorp Inc.	105,184	6,040
	Parke Bancorp Inc.	290,867	6,033
	First Internet Bancorp	247,933	6,020
	William Penn Bancorp	489,511	5,933
	Unity Bancorp Inc.	216,027	5,904
	Middlefield Banc Corp.	214,014	5,864
	C&F Financial Corp.	99,227	5,782
	Blue Ridge Bankshares Inc.	462,864	5,781
	Bankwell Financial Group Inc.	195,733	5,760
	Capital Bancorp Inc.	244,670	5,760
	Southern States Bancshares Inc.	197,192	5,709
	ChoiceOne Financial Services Inc.	192,470	5,582
	Investors Title Co.	37,598	5,548
*	Ponce Financial Group Inc.	594,372	5,540
	Plumas Bancorp	149,103	5,524
*	Hagerty Inc. Class A	651,800	5,482
	Territorial Bancorp Inc.	226,146	5,430
	Bank of Princeton	170,560	5,410
*,1	Forge Global Holdings Inc.	3,118,181	5,394
		Shares	Market Value• ($000)
*	Kingsway Financial Services Inc.	679,437	5,388
	ESSA Bancorp Inc.	257,669	5,378
*	Oportun Financial Corp.	960,206	5,291
	Partners Bancorp	596,295	5,283
*	Maiden Holdings Ltd.	2,459,113	5,189
	Western New England Bancorp Inc.	541,360	5,121
	Evans Bancorp Inc.	135,370	5,061
	Penns Woods Bancorp Inc.	190,029	5,059
	Salisbury Bancorp Inc.	159,453	5,007
	Orange County Bancorp Inc.	107,232	4,995
	Medallion Financial Corp.	698,986	4,991
	Meridian Corp.	164,242	4,975
*,1	Hippo Holdings Inc.	361,460	4,916
	Great Ajax Corp.	672,741	4,877
	Silvercrest Asset Management Group Inc. Class A	249,318	4,680
	First Community Corp.	210,458	4,607
	OP Bancorp	409,054	4,565
*	ECB Bancorp Inc.	283,246	4,546
*	Trean Insurance Group Inc.	749,232	4,495
	Peoples Bancorp of North Carolina Inc.	137,293	4,470
	Riverview Bancorp Inc.	571,750	4,391
*	Pioneer Bancorp Inc.	382,436	4,360
	Richmond Mutual Bancorp Inc.	330,188	4,296
	Seven Hills Realty Trust	469,696	4,270
	Eagle Bancorp Montana Inc.	257,546	4,162
	FNCB Bancorp Inc.	498,310	4,091
[1]	Ellington Residential Mortgage REIT	591,253	4,056
	Sculptor Capital Management Inc. Class A	462,486	4,005
	Greenhill & Co. Inc.	387,823	3,975
	Crawford & Co. Class B	746,601	3,964
*	eHealth Inc.	816,369	3,951
[1]	First Guaranty Bancshares Inc.	167,977	3,939
*	Malvern Bancorp Inc.	221,900	3,939
	First Northwest Bancorp	246,872	3,792
	HMN Financial Inc.	174,893	3,725

29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	First United Corp.	188,849	3,711
	Finward Bancorp	101,400	3,671
*	Sterling Bancorp Inc.	590,269	3,595
	Limestone Bancorp Inc.	146,744	3,583
	Bank7 Corp.	137,673	3,524
	BankFinancial Corp.	328,418	3,458
	First Financial Northwest Inc.	230,131	3,447
	Hawthorn Bancshares Inc.	157,894	3,437
	Provident Bancorp Inc.	470,772	3,427
	Nexpoint Real Estate Finance Inc.	213,897	3,399
	Luther Burbank Corp.	300,288	3,336
	AG Mortgage Investment Trust Inc.	622,463	3,305
*,1	1895 Bancorp of Wisconsin Inc.	327,037	3,283
	SB Financial Group Inc.	195,052	3,269
[1]	Old Point Financial Corp.	119,700	3,227
*	NI Holdings Inc.	240,510	3,192
[1]	Cherry Hill Mortgage Investment Corp.	540,434	3,135
	First Savings Financial Group Inc.	152,355	3,047
[1]	Hanover Bancorp Inc.	145,775	2,972
	CB Financial Services Inc.	137,767	2,952
*,1	Citizens Inc. Class A	1,357,628	2,892
	Summit State Bank	181,477	2,867
	Sachem Capital Corp.	868,554	2,866
*	Arlington Asset Investment Corp. Class A	964,778	2,827
	Westwood Holdings Group Inc.	253,091	2,818
	Federal Agricultural Mortgage Corp. Class A	29,131	2,792
*,1	BM Technologies Inc.	531,936	2,771
*	SWK Holdings Corp.	156,426	2,759
*,1	Guild Holdings Co. Class A	271,900	2,743
*	Heritage Global Inc.	1,122,609	2,638
[1]	LINKBANCORP Inc.	279,587	2,614
	Curo Group Holdings Corp.	735,347	2,610
*	Republic First Bancorp Inc.	1,174,692	2,526
	Provident Financial Holdings Inc.	178,916	2,464
*,1	Consumer Portfolio Services Inc.	276,673	2,449
		Shares	Market Value• ($000)
	TC Bancshares Inc.	151,263	2,248
*	Velocity Financial Inc.	225,504	2,176
	Sound Financial Bancorp Inc.	53,437	2,163
[1]	Union Bankshares Inc.	92,353	2,162
*,1	Rigetti Computing Inc.	2,946,700	2,149
*,1	Bakkt Holdings Inc.	1,805,265	2,148
*	Security National Financial Corp. Class A	293,859	2,145
*	Broadway Financial Corp.	2,114,129	2,135
*,1	USCB Financial Holdings Inc.	173,225	2,113
	Western Asset Mortgage Capital Corp.	228,767	2,084
	Associated Capital Group Inc. Class A	48,920	2,054
*	ACRES Commercial Realty Corp.	245,355	2,027
*	Bogota Financial Corp.	175,708	1,964
*,1	Sunlight Financial Holdings Inc.	1,506,790	1,944
*	Catalyst Bancorp Inc.	151,200	1,935
*	NSTS Bancorp Inc.	186,636	1,891
*,1	Finance of America Cos. Inc. Class A	1,481,602	1,882
*	Finwise Bancorp	196,982	1,824
*,1	Dave Inc.	6,160,800	1,787
*	Doma Holdings Inc.	3,765,455	1,705
*	Elevate Credit Inc.	957,460	1,676
	CF Bankshares Inc.	77,960	1,651
	Bayfirst Financial Corp.	95,510	1,597
	Heritage Insurance Holdings Inc.	864,537	1,556
[1]	Hennessy Advisors Inc.	182,750	1,535
	loanDepot Inc. Class A	927,893	1,531
	IF Bancorp Inc.	85,645	1,476
	Auburn National Bancorp Inc.	63,021	1,461
	Lument Finance Trust Inc.	736,731	1,400
	AmeriServ Financial Inc.	351,198	1,380
	Manhattan Bridge Capital Inc.	253,648	1,367
*	Great Elm Group Inc.	643,568	1,300
*	Safeguard Scientifics Inc.	417,279	1,294
*,1	Root Inc. Class A	270,892	1,216

30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	US Global Investors Inc. Class A	375,986	1,087
*,1	GoHealth Inc. Class A	103,498	1,082
*	Patriot National Bancorp Inc.	101,605	1,077
[1]	Angel Oak Mortgage Inc.	216,627	1,025
*	Affinity Bancshares Inc.	62,333	941
*	Nicholas Financial Inc.	148,305	936
*	Ashford Inc.	63,617	883
*,1	OppFi Inc.	405,300	831
*	FFBW Inc.	70,764	824
*	Generations Bancorp NY Inc.	67,225	726
*,1	Midwest Holding Inc.	54,287	692
	Lake Shore Bancorp Inc.	49,379	596
*	Carver Bancorp Inc.	133,111	547
*,1	MarketWise Inc.	304,854	512
	Mid-Southern Bancorp Inc.	33,699	443
	United Insurance Holdings Corp.	346,040	367
*	Biorestorative Therapies Inc.	121,046	333
	Oconee Federal Financial Corp.	13,734	325
*	PB Bankshares Inc.	22,618	307
	Kentucky First Federal Bancorp	44,526	302
	Village Bank & Trust Financial Corp.	5,510	299
	Kingstone Cos. Inc.	193,591	261
*,1,2	Palisade Bio Inc. CVR	204,224	196
*	OptimumBank Holdings Inc.	48,881	195
*	Hallmark Financial Services Inc.	308,158	180
*	First Seacoast Bancorp	18,095	174
*	Oxbridge Re Holdings Ltd.	132,133	155
*	LM Funding America Inc.	214,624	118
*	Texas Community Bancshares Inc.	7,372	113
*,1	FG Financial Group Inc.	35,157	100
*,1	NeuroOne Medical Technologies Corp.	73,065	88
	Atlantic American Corp.	36,081	83
*	Reliance Global Group Inc.	109,418	62
		Shares	Market Value• ($000)
[1]	Cincinnati Bancorp Inc.	3,324	51
*	Siebert Financial Corp.	23,651	32
*	Vericity Inc.	2,636	18
[1]	Cohen & Co. Inc.	446	4
*	CFSB Bancorp Inc.	546	4
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			135,589,572
Health Care (14.8%)
	UnitedHealth Group Inc.	28,415,783	15,065,480
	Johnson & Johnson	79,515,153	14,046,352
	Eli Lilly & Co.	26,009,578	9,515,344
	Pfizer Inc.	170,728,317	8,748,119
	AbbVie Inc.	53,784,710	8,692,147
	Merck & Co. Inc.	77,112,203	8,555,599
	Thermo Fisher Scientific Inc.	11,928,276	6,568,782
	Abbott Laboratories	53,029,301	5,822,087
	Danaher Corp.	19,927,821	5,289,242
	Bristol-Myers Squibb Co.	64,669,470	4,652,968
	Amgen Inc.	16,226,652	4,261,768
	Elevance Health Inc.	7,263,234	3,725,821
	Gilead Sciences Inc.	38,145,447	3,274,787
	Medtronic plc	40,458,637	3,144,445
	Cigna Corp.	9,297,488	3,080,630
*	Intuitive Surgical Inc.	10,749,250	2,852,314
	Stryker Corp.	10,360,849	2,533,124
*	Vertex Pharmaceuticals Inc.	7,807,473	2,254,642
*	Regeneron Pharmaceuticals Inc.	3,094,021	2,232,305
	Becton Dickinson & Co.	8,619,067	2,191,829
*	Boston Scientific Corp.	43,559,138	2,015,481
	Humana Inc.	3,849,566	1,971,709
	Zoetis Inc. Class A	12,762,557	1,870,353
*	Moderna Inc.	9,932,159	1,784,014
	HCA Healthcare Inc.	6,449,762	1,547,685
*	Centene Corp.	17,222,448	1,412,413
*	Edwards Lifesciences Corp.	18,809,167	1,403,352
	Agilent Technologies Inc.	8,970,368	1,342,416
*	Dexcom Inc.	11,745,487	1,330,059
*	Biogen Inc.	4,379,712	1,212,830
*	IQVIA Holdings Inc.	5,647,498	1,157,116
*	IDEXX Laboratories Inc.	2,519,323	1,027,783
*	Illumina Inc.	4,785,825	967,694
	ResMed Inc.	4,456,660	927,565

31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alnylam Pharmaceuticals Inc.	3,743,830	889,721
	Zimmer Biomet Holdings Inc.	6,381,776	813,676
*	Horizon Therapeutics plc	6,893,035	784,427
	Baxter International Inc.	15,342,053	781,984
*	Veeva Systems Inc. Class A	4,273,209	689,610
	Laboratory Corp. of America Holdings	2,694,389	634,475
*	Insulet Corp.	2,112,710	621,961
	Cardinal Health Inc.	7,962,622	612,087
*	Molina Healthcare Inc.	1,775,735	586,383
*	BioMarin Pharmaceutical Inc.	5,648,372	584,550
	STERIS plc	3,038,531	561,186
*	Hologic Inc.	7,477,778	559,413
*	Seagen Inc.	4,237,243	544,528
	Quest Diagnostics Inc.	3,460,879	541,420
	PerkinElmer Inc.	3,844,726	539,108
	West Pharmaceutical Services Inc.	2,250,237	529,593
	Cooper Cos. Inc.	1,500,512	496,174
*	Align Technology Inc.	2,255,883	475,766
*	Incyte Corp.	5,749,995	461,840
	Royalty Pharma plc Class A	11,401,079	450,571
*	Avantor Inc.	19,502,276	411,303
	Viatris Inc.	36,903,458	410,736
	Bio-Techne Corp.	4,771,662	395,475
*	United Therapeutics Corp.	1,386,283	385,511
	Teleflex Inc.	1,427,266	356,288
*	Neurocrine Biosciences Inc.	2,926,666	349,561
*	Charles River Laboratories International Inc.	1,546,417	336,964
*	Henry Schein Inc.	4,124,341	329,411
*	Sarepta Therapeutics Inc.	2,538,178	328,897
*	Jazz Pharmaceuticals plc	1,819,163	289,811
*	Repligen Corp.	1,687,930	285,783
*	Bio-Rad Laboratories Inc. Class A	641,825	269,881
*	Exact Sciences Corp.	5,409,124	267,806
	Universal Health Services Inc. Class B	1,853,760	261,176
*	Penumbra Inc.	1,096,066	243,831
*	Catalent Inc.	5,207,680	234,398
*	Novocure Ltd.	3,187,723	233,820
		Shares	Market Value• ($000)
*	Halozyme Therapeutics Inc.	4,107,739	233,730
	Chemed Corp.	451,874	230,650
*	Acadia Healthcare Co. Inc.	2,764,127	227,543
*	Shockwave Medical Inc.	1,099,027	225,971
*	Masimo Corp.	1,519,029	224,740
*	Inspire Medical Systems Inc.	880,085	221,676
	Organon & Co.	7,732,294	215,963
	Bruker Corp.	3,138,805	214,537
	DENTSPLY SIRONA Inc.	6,550,242	208,560
	Encompass Health Corp.	3,026,887	181,038
*	Elanco Animal Health Inc.	14,457,656	176,673
*	Globus Medical Inc. Class A	2,358,288	175,150
*	Envista Holdings Corp.	4,950,104	166,670
*	Karuna Therapeutics Inc.	839,916	165,044
*	Tenet Healthcare Corp.	3,291,327	160,584
*	HealthEquity Inc.	2,574,770	158,709
*	Exelixis Inc.	9,844,888	157,912
*	Ionis Pharmaceuticals Inc.	4,123,619	155,749
	Ensign Group Inc.	1,604,049	151,759
*	Medpace Holdings Inc.	707,299	150,237
*	Apellis Pharmaceuticals Inc.	2,853,130	147,535
*	LHC Group Inc.	892,848	144,365
*	Option Care Health Inc.	4,713,574	141,831
	Perrigo Co. plc	4,088,690	139,383
*	Intra-Cellular Therapies Inc.	2,590,508	137,090
*	Azenta Inc.	2,275,885	132,502
*	Alkermes plc	5,008,697	130,877
*	QuidelOrtho Corp.	1,505,204	128,951
*	Natera Inc.	3,155,165	126,743
	Premier Inc. Class A	3,618,402	126,572
*	Cytokinetics Inc.	2,728,906	125,038
*	Arrowhead Pharmaceuticals Inc.	3,055,993	123,951
*	Merit Medical Systems Inc.	1,725,090	121,826
*	Haemonetics Corp.	1,548,506	121,790
*	Integra LifeSciences Holdings Corp.	2,168,260	121,574
*	Prometheus Biosciences Inc.	1,060,660	116,673
*	Syneos Health Inc.	3,120,064	114,444
*	DaVita Inc.	1,520,050	113,502

32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Madrigal Pharmaceuticals Inc.	390,270	113,276
*	ICU Medical Inc.	691,543	108,904
*	Lantheus Holdings Inc.	2,089,822	106,497
*	Teladoc Health Inc.	4,462,216	105,531
*	Vaxcyte Inc.	2,174,250	104,255
*	Amicus Therapeutics Inc.	8,522,463	104,059
*	agilon health Inc.	6,291,482	101,545
*	10X Genomics Inc. Class A	2,754,526	100,375
*	Doximity Inc. Class A	2,936,329	98,543
*	Prestige Consumer Healthcare Inc.	1,515,823	94,891
*	Axonics Inc.	1,513,435	94,635
*	Ultragenyx Pharmaceutical Inc.	2,025,106	93,823
*	1Life Healthcare Inc.	5,580,123	93,244
*	Tandem Diabetes Care Inc.	1,958,242	88,023
*	Oak Street Health Inc.	4,071,745	87,583
*	Denali Therapeutics Inc.	3,139,302	87,304
*	IVERIC bio Inc.	4,060,026	86,925
*	Intellia Therapeutics Inc.	2,453,538	85,604
*	PTC Therapeutics Inc.	2,182,071	83,290
*	Inari Medical Inc.	1,298,597	82,539
	CONMED Corp.	931,087	82,532
*	Amedisys Inc.	984,374	82,235
*	Insmed Inc.	4,113,502	82,188
*	iRhythm Technologies Inc.	872,382	81,716
*,1	Axsome Therapeutics Inc.	1,056,977	81,525
*	Guardant Health Inc.	2,945,329	80,113
*	Blueprint Medicines Corp.	1,821,967	79,820
*	Beam Therapeutics Inc.	2,025,500	79,217
*	Evolent Health Inc. Class A	2,781,234	78,097
*	Vir Biotechnology Inc.	3,036,900	76,864
	Select Medical Holdings Corp.	3,078,278	76,434
*	Enovis Corp.	1,404,607	75,175
	Patterson Cos. Inc.	2,676,814	75,031
*	Akero Therapeutics Inc.	1,359,624	74,507
*	Neogen Corp.	4,790,433	72,958
*	Mirati Therapeutics Inc.	1,597,297	72,374
*	STAAR Surgical Co.	1,461,345	70,934
*	Progyny Inc.	2,272,416	70,786
*	Integer Holdings Corp.	1,012,842	69,339
		Shares	Market Value• ($000)
*	Omnicell Inc.	1,356,587	68,399
*	NuVasive Inc.	1,578,063	65,079
*	BioCryst Pharmaceuticals Inc.	5,651,958	64,884
*	Celldex Therapeutics Inc.	1,434,388	63,931
*	Signify Health Inc. Class A	2,158,525	61,863
*	Glaukos Corp.	1,377,745	60,180
*	Cerevel Therapeutics Holdings Inc.	1,905,773	60,108
*	AtriCure Inc.	1,349,439	59,888
*,1	Ginkgo Bioworks Holdings Inc. Class A	35,303,793	59,663
*	REVOLUTION Medicines Inc.	2,487,653	59,256
*	ACADIA Pharmaceuticals Inc.	3,719,591	59,216
*	Sage Therapeutics Inc.	1,551,751	59,184
*	Certara Inc.	3,675,092	59,059
*	Silk Road Medical Inc.	1,095,550	57,900
*	TransMedics Group Inc.	925,736	57,136
*	Corcept Therapeutics Inc.	2,787,567	56,616
*	Catalyst Pharmaceuticals Inc.	3,020,411	56,180
*	Amylyx Pharmaceuticals Inc.	1,506,333	55,659
*	Supernus Pharmaceuticals Inc.	1,555,942	55,500
*	Krystal Biotech Inc.	684,424	54,220
*	Relay Therapeutics Inc.	3,540,393	52,893
*	Veracyte Inc.	2,187,978	51,921
*	Surgery Partners Inc.	1,850,820	51,564
*	Pacira BioSciences Inc.	1,320,139	50,971
*	Pacific Biosciences of California Inc.	6,173,678	50,501
*	Rhythm Pharmaceuticals Inc.	1,719,237	50,064
*	Harmony Biosciences Holdings Inc.	906,037	49,923
*	Ironwood Pharmaceuticals Inc. Class A	3,969,615	49,184
*	Syndax Pharmaceuticals Inc.	1,926,725	49,035
*	Phreesia Inc.	1,514,768	49,018
*	Xencor Inc.	1,872,695	48,765
*	Addus HomeCare Corp.	486,397	48,392

33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	3,378,339	48,344
*	Agios Pharmaceuticals Inc.	1,708,008	47,961
*	Arvinas Inc.	1,396,926	47,789
*	TG Therapeutics Inc.	3,965,159	46,908
*	Revance Therapeutics Inc.	2,492,680	46,015
*,1	PROCEPT BioRobotics Corp.	1,094,681	45,473
*	Chinook Therapeutics Inc.	1,709,444	44,787
*	Avidity Biosciences Inc.	2,014,502	44,702
	Embecta Corp.	1,753,507	44,346
*	Meridian Bioscience Inc.	1,326,187	44,043
*	AdaptHealth Corp. Class A	2,267,917	43,589
*	Owens & Minor Inc.	2,187,613	42,724
*	Travere Therapeutics Inc.	1,975,007	41,534
*	FibroGen Inc.	2,558,266	40,983
*	Nevro Corp.	1,025,242	40,600
*	MannKind Corp.	7,586,771	39,982
*	Twist Bioscience Corp.	1,667,735	39,709
*	Privia Health Group Inc.	1,728,903	39,263
*	Dynavax Technologies Corp.	3,686,504	39,224
*	CorVel Corp.	269,513	39,168
*	Avanos Medical Inc.	1,437,070	38,887
*	SpringWorks Therapeutics Inc.	1,459,000	37,949
*	Outset Medical Inc.	1,468,445	37,915
*	Vericel Corp.	1,428,955	37,639
*,1	Cassava Sciences Inc.	1,233,334	36,433
*	Replimune Group Inc.	1,335,904	36,337
*	Pediatrix Medical Group Inc.	2,426,012	36,051
*	Apollo Medical Holdings Inc.	1,197,565	35,436
*	R1 RCM Inc.	3,193,070	34,964
*,1	DICE Therapeutics Inc.	1,112,917	34,723
*	ModivCare Inc.	386,099	34,645
*	Viridian Therapeutics Inc.	1,181,587	34,514
*	Myriad Genetics Inc.	2,332,306	33,842
*	NeoGenomics Inc.	3,640,498	33,638
*,1	Warby Parker Inc. Class A	2,461,174	33,201
*	ImmunoGen Inc.	6,685,222	33,159
		Shares	Market Value• ($000)
*	Ligand Pharmaceuticals Inc.	496,070	33,137
*	Rocket Pharmaceuticals Inc.	1,677,825	32,835
*,1	Day One Biopharmaceuticals Inc.	1,482,586	31,905
	US Physical Therapy Inc.	390,135	31,613
*	Amphastar Pharmaceuticals Inc.	1,120,042	31,384
*	Reata Pharmaceuticals Inc. Class A	822,629	31,252
*	NextGen Healthcare Inc.	1,618,246	30,391
*	Alignment Healthcare Inc.	2,571,193	30,237
*	Kymera Therapeutics Inc.	1,197,647	29,893
*	Adaptive Biotechnologies Corp.	3,882,344	29,661
*	Keros Therapeutics Inc.	612,068	29,392
*	Arcus Biosciences Inc.	1,419,782	29,361
*	Iovance Biotherapeutics Inc.	4,582,219	29,280
*	Ventyx Biosciences Inc.	868,284	28,471
*	Immunovant Inc.	1,594,573	28,304
*	Aclaris Therapeutics Inc.	1,786,979	28,145
*	Geron Corp.	11,611,470	28,100
*	Enanta Pharmaceuticals Inc.	588,655	27,384
*	Arcellx Inc.	877,147	27,174
	LeMaitre Vascular Inc.	587,008	27,014
*,1	Provention Bio Inc.	2,553,871	26,994
*	RadNet Inc.	1,415,800	26,660
*,1	Altimmune Inc.	1,617,739	26,612
	Healthcare Services Group Inc.	2,212,503	26,550
*	REGENXBIO Inc.	1,167,740	26,484
*,1	Novavax Inc.	2,572,931	26,450
*	Ideaya Biosciences Inc.	1,438,344	26,135
*	Fate Therapeutics Inc.	2,562,686	25,858
*	Zentalis Pharmaceuticals Inc.	1,282,651	25,833
*	Avid Bioservices Inc.	1,873,520	25,798
*	Imago Biosciences Inc.	714,290	25,679
*	Innoviva Inc.	1,926,684	25,529
*	Sotera Health Co.	3,012,420	25,093

34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Nuvalent Inc. Class A	838,651	24,975
*	Inhibrx Inc.	1,008,455	24,848
*	Morphic Holding Inc.	928,813	24,846
*	Crinetics Pharmaceuticals Inc.	1,351,469	24,732
*	Cytek Biosciences Inc.	2,421,555	24,724
*	Treace Medical Concepts Inc.	1,063,312	24,446
*	Kura Oncology Inc.	1,969,608	24,443
	National HealthCare Corp.	410,079	24,400
*	Pliant Therapeutics Inc.	1,256,914	24,296
*	ADMA Biologics Inc.	6,244,828	24,230
*	Cutera Inc.	543,164	24,019
*	Recursion Pharmaceuticals Inc. Class A	3,109,298	23,973
*	Bridgebio Pharma Inc.	3,145,370	23,968
*	UFP Technologies Inc.	203,088	23,942
*	Varex Imaging Corp.	1,173,432	23,821
*	Alphatec Holdings Inc.	1,913,581	23,633
*	Deciphera Pharmaceuticals Inc.	1,439,564	23,594
*	Verve Therapeutics Inc.	1,210,541	23,424
*	Cogent Biosciences Inc.	2,026,040	23,421
*	Hims & Hers Health Inc.	3,571,326	22,892
*	Arcutis Biotherapeutics Inc.	1,539,117	22,779
*	ViewRay Inc.	5,066,099	22,696
	Atrion Corp.	39,886	22,314
*,1	EQRx Inc.	8,997,500	22,134
*	Collegium Pharmaceutical Inc.	934,245	21,675
*	Agenus Inc.	8,886,270	21,327
*	BioLife Solutions Inc.	1,153,686	20,997
*,1	Anavex Life Sciences Corp.	2,266,872	20,991
*	Viking Therapeutics Inc.	2,231,261	20,974
*	CTI BioPharma Corp.	3,484,904	20,944
	National Research Corp.	545,986	20,365
*	Enhabit Inc.	1,501,468	19,759
*	American Well Corp. Class A	6,917,282	19,576
*	Castle Biosciences Inc.	819,406	19,289
*	Heska Corp.	309,784	19,256
*	Editas Medicine Inc. Class A	2,161,413	19,172
		Shares	Market Value• ($000)
*,1	Theravance Biopharma Inc.	1,701,393	19,090
*	Alector Inc.	2,043,595	18,862
*	Cerus Corp.	5,068,933	18,502
*	Bluebird Bio Inc.	2,663,630	18,432
*,1	23andMe Holding Co.	8,501,758	18,364
*	CareDx Inc.	1,607,708	18,344
*	Coherus Biosciences Inc.	2,298,127	18,201
*,1	Point Biopharma Global Inc.	2,479,082	18,073
*	HealthStream Inc.	721,873	17,931
*	Fulgent Genetics Inc.	586,434	17,464
*	OrthoPediatrics Corp.	436,239	17,332
*	Health Catalyst Inc.	1,626,169	17,286
*	RAPT Therapeutics Inc.	869,450	17,215
*	Community Health Systems Inc.	3,983,855	17,210
*	AnaptysBio Inc.	544,680	16,880
*	Accolade Inc.	2,117,310	16,494
*,1	Agiliti Inc.	1,009,959	16,472
*	4D Molecular Therapeutics Inc.	733,244	16,285
*	Paragon 28 Inc.	849,890	16,241
*	Emergent BioSolutions Inc.	1,352,002	15,967
*	OPKO Health Inc.	12,728,537	15,911
*	Seres Therapeutics Inc.	2,835,302	15,878
*	Cardiovascular Systems Inc.	1,154,654	15,726
*	ANI Pharmaceuticals Inc.	389,590	15,673
*	AVEO Pharmaceuticals Inc.	1,039,472	15,540
*	DocGo Inc.	2,195,997	15,526
*	Mersana Therapeutics Inc.	2,637,451	15,455
*	AngioDynamics Inc.	1,113,842	15,338
*	MaxCyte Inc.	2,801,647	15,297
*	Allakos Inc.	1,814,261	15,276
*	Protagonist Therapeutics Inc.	1,393,645	15,205
*	Mirum Pharmaceuticals Inc.	777,288	15,157
*	Cymabay Therapeutics Inc.	2,398,201	15,037
*,1	Zymeworks Inc.	1,911,300	15,023
*	Ardelyx Inc.	5,265,872	15,008
*	iTeos Therapeutics Inc.	750,688	14,661
*	Brookdale Senior Living Inc.	5,329,226	14,549
*	Cara Therapeutics Inc.	1,354,313	14,545
*	Quanterix Corp.	1,026,087	14,211

35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Sharecare Inc.	8,867,300	14,188
*	Lyell Immunopharma Inc.	4,077,466	14,149
*,1	89bio Inc.	1,102,700	14,037
*	Intercept Pharmaceuticals Inc.	1,123,441	13,897
*,1	Invitae Corp.	7,454,414	13,865
*,1	Bioxcel Therapeutics Inc.	645,295	13,861
*	Sorrento Therapeutics Inc.	15,624,325	13,843
*,1	Esperion Therapeutics Inc.	2,216,547	13,809
*	Sutro Biopharma Inc.	1,708,596	13,805
*,1	Allogene Therapeutics Inc.	2,181,839	13,724
*	Artivion Inc.	1,123,317	13,615
*	Kiniksa Pharmaceuticals Ltd. Class A	893,713	13,388
*,1	Senseonics Holdings Inc.	12,947,685	13,336
*	Nurix Therapeutics Inc.	1,214,146	13,331
*	Surmodics Inc.	388,090	13,242
*	Kezar Life Sciences Inc.	1,877,555	13,218
*	Nektar Therapeutics Class A	5,846,571	13,213
*	Sangamo Therapeutics Inc.	4,164,900	13,078
*,1	Bionano Genomics Inc.	8,898,523	12,992
*	Anika Therapeutics Inc.	438,739	12,987
*	Inovio Pharmaceuticals Inc.	8,260,428	12,886
*	Albireo Pharma Inc.	593,770	12,831
*	Inogen Inc.	642,617	12,666
*	MacroGenics Inc.	1,875,612	12,585
*	Dyne Therapeutics Inc.	1,079,732	12,514
*	Tango Therapeutics Inc.	1,700,696	12,330
*	Arcturus Therapeutics Holdings Inc.	716,967	12,160
*,1	ImmunityBio Inc.	2,397,295	12,154
*	SI-BONE Inc.	885,948	12,049
*	Multiplan Corp.	10,447,112	12,014
*,1	Sana Biotechnology Inc.	2,968,610	11,726
*	Vanda Pharmaceuticals Inc.	1,581,120	11,684
*	Aldeyra Therapeutics Inc.	1,678,186	11,680
*,1	Harrow Health Inc.	783,528	11,565
*	Scholar Rock Holding Corp.	1,264,195	11,441
		Shares	Market Value• ($000)
*,1	LifeStance Health Group Inc.	2,276,264	11,245
*	NanoString Technologies Inc.	1,409,732	11,236
*	Orthofix Medical Inc.	547,257	11,235
*	Computer Programs & Systems Inc.	407,736	11,099
*,1	Compass Therapeutics Inc.	2,187,972	11,006
*	Tarsus Pharmaceuticals Inc.	748,349	10,971
*	GoodRx Holdings Inc. Class A	2,333,432	10,874
*	Atea Pharmaceuticals Inc.	2,253,893	10,841
*	BioAtla Inc.	1,302,896	10,749
*	Edgewise Therapeutics Inc.	1,189,398	10,633
*	Sight Sciences Inc.	863,824	10,547
*	SomaLogic Inc.	4,157,015	10,434
*	OraSure Technologies Inc.	2,157,546	10,399
*	2seventy bio Inc.	1,108,531	10,387
*	PMV Pharmaceuticals Inc.	1,192,114	10,371
[1]	Zynex Inc.	732,906	10,195
*,1	PDS Biotechnology Corp.	754,695	9,962
*	Axogen Inc.	990,595	9,886
*	Liquidia Corp.	1,531,173	9,754
	Utah Medical Products Inc.	96,930	9,744
*	Cullinan Oncology Inc.	922,529	9,733
*,1	ARS Pharmaceuticals Inc.	1,134,600	9,678
*	CareMax Inc.	2,648,343	9,666
*	SeaSpine Holdings Corp.	1,143,457	9,548
*	Apollo Endosurgery Inc.	948,117	9,453
*	MiMedx Group Inc.	3,362,582	9,348
*	Caribou Biosciences Inc.	1,479,875	9,294
*	Eagle Pharmaceuticals Inc.	314,910	9,205
*,1	Clover Health Investments Corp. Class A	9,752,612	9,065
*,1	Butterfly Network Inc.	3,615,330	8,894
*	Atara Biotherapeutics Inc.	2,710,236	8,890
*	Adicet Bio Inc.	983,730	8,795
	SIGA Technologies Inc.	1,189,862	8,757

36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Fulcrum Therapeutics Inc.	1,199,920	8,735
*	Seer Inc. Class A	1,499,055	8,695
*	OmniAb Inc.	2,406,909	8,665
*	Codexis Inc.	1,820,160	8,482
*,1	Ocugen Inc.	6,504,099	8,455
*	Heron Therapeutics Inc.	3,357,971	8,395
*,1	Aerovate Therapeutics Inc.	284,834	8,346
*	Pennant Group Inc.	758,088	8,324
*	Evolus Inc.	1,102,093	8,277
*	Terns Pharmaceuticals Inc.	800,066	8,145
*,1	Entrada Therapeutics Inc.	600,633	8,121
*	Actinium Pharmaceuticals Inc.	760,573	8,100
*	Nuvation Bio Inc.	4,178,976	8,024
*	PetIQ Inc. Class A	867,296	7,996
*	Poseida Therapeutics Inc. Class A	1,506,603	7,985
*	Amneal Pharmaceuticals Inc.	3,989,978	7,940
*,1	Vera Therapeutics Inc. Class A	409,785	7,929
*,1	Erasca Inc.	1,830,279	7,889
*	Tactile Systems Technology Inc.	686,887	7,885
*	Zimvie Inc.	838,745	7,834
*	Rigel Pharmaceuticals Inc.	5,156,463	7,735
	Phibro Animal Health Corp. Class A	574,011	7,698
*	Arbutus Biopharma Corp.	3,300,543	7,690
*	Pulmonx Corp.	892,990	7,528
*	Gritstone bio Inc.	2,168,030	7,480
*	Karyopharm Therapeutics Inc.	2,183,595	7,424
*,1	CinCor Pharma Inc.	603,738	7,420
*	C4 Therapeutics Inc.	1,244,099	7,340
*	OptimizeRx Corp.	430,224	7,228
*	Concert Pharmaceuticals Inc.	1,222,223	7,138
*	G1 Therapeutics Inc.	1,295,502	7,035
*	Cano Health Inc.	5,128,280	7,026
*	Kodiak Sciences Inc.	980,492	7,020
*	Viemed Healthcare Inc.	907,059	6,857
*	Phathom Pharmaceuticals Inc.	608,134	6,823
*,1	Vigil Neuroscience Inc.	531,740	6,647
*	Astria Therapeutics Inc.	445,544	6,634
		Shares	Market Value• ($000)
*,1	Vor BioPharma Inc.	990,141	6,584
*	Allovir Inc.	1,272,621	6,529
*	Ocular Therapeutix Inc.	2,307,462	6,484
*,1	HilleVax Inc.	385,505	6,450
*	NGM Biopharmaceuticals Inc.	1,269,403	6,372
*	Tela Bio Inc.	544,647	6,263
*,1	Alpine Immune Sciences Inc.	851,829	6,261
*,1	Assertio Holdings Inc.	1,450,548	6,237
*,1	ORIC Pharmaceuticals Inc.	1,058,147	6,233
*	ALX Oncology Holdings Inc.	544,979	6,142
*,1	ClearPoint Neuro Inc.	725,080	6,141
*	RxSight Inc.	468,338	5,934
*,1	Monte Rosa Therapeutics Inc.	776,911	5,912
*	Voyager Therapeutics Inc.	965,356	5,889
*	CVRx Inc.	316,816	5,814
*,1	Marinus Pharmaceuticals Inc.	1,455,215	5,792
	iRadimed Corp.	204,005	5,771
*	Accuray Inc.	2,748,522	5,744
*	Aadi Bioscience Inc.	445,926	5,721
*	Aura Biosciences Inc.	543,093	5,702
*	Stoke Therapeutics Inc.	615,840	5,684
*	Y-mAbs Therapeutics Inc.	1,159,178	5,657
*,1	IGM Biosciences Inc.	331,533	5,639
*,1	Cabaletta Bio Inc.	601,842	5,567
*,1	908 Devices Inc.	727,330	5,542
*	Akoya Biosciences Inc.	577,915	5,531
*	Berkeley Lights Inc.	2,057,763	5,515
*,1	Zomedica Corp.	33,520,591	5,464
*,1	Xeris Biopharma Holdings Inc.	4,106,991	5,462
*,1	Quantum-Si Inc.	2,938,592	5,378
*,1	Prime Medicine Inc.	287,205	5,336
*	Generation Bio Co.	1,356,025	5,329
*	Semler Scientific Inc.	160,229	5,288
*,1	Gossamer Bio Inc.	2,417,239	5,245
*	Lexicon Pharmaceuticals Inc.	2,717,874	5,191
*,1	Cue Health Inc.	2,505,948	5,187
*	InfuSystem Holdings Inc.	596,955	5,182
*,1	scPharmaceuticals Inc.	718,034	5,148
*	Organogenesis Holdings Inc. Class A	1,884,061	5,068

37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Savara Inc.	3,255,385	5,046
*,1	CorMedix Inc.	1,193,591	5,037
*	Avita Medical Inc.	755,807	4,988
*	Chimerix Inc.	2,670,560	4,967
*	KalVista Pharmaceuticals Inc.	733,821	4,961
*	Neuronetics Inc.	718,657	4,937
*	Janux Therapeutics Inc.	374,211	4,928
*	Joint Corp.	352,141	4,923
*	Beyond Air Inc.	749,067	4,861
*	Biomea Fusion Inc.	575,055	4,848
*	Puma Biotechnology Inc.	1,141,707	4,829
*,1	Lineage Cell Therapeutics Inc.	4,125,846	4,827
*	Frequency Therapeutics Inc.	1,246,700	4,800
*	Nkarta Inc.	793,900	4,755
*,1	Annexon Inc.	915,149	4,731
*,1	Innovage Holding Corp.	630,750	4,529
*,1	Bright Health Group Inc.	6,885,777	4,475
*,1	AN2 Therapeutics Inc.	466,278	4,444
*	Precigen Inc.	2,901,233	4,410
*,1	Greenwich Lifesciences Inc.	282,263	4,290
*,1	Optinose Inc.	2,317,428	4,287
*	GlycoMimetics Inc.	1,406,037	4,260
*	Prelude Therapeutics Inc.	704,828	4,257
*	Icosavax Inc.	535,192	4,249
*	Merrimack Pharmaceuticals Inc.	369,998	4,240
*,1	KemPharm Inc.	920,269	4,224
*,1	Design Therapeutics Inc.	411,201	4,219
*	Rallybio Corp.	636,414	4,181
*	Sonendo Inc.	1,470,409	4,161
*,1	Omeros Corp.	1,822,044	4,118
*	Tabula Rasa HealthCare Inc.	826,607	4,092
*	XOMA Corp.	221,997	4,085
*,1	PepGen Inc.	304,943	4,077
*	Summit Therapeutics Inc.	929,216	3,949
*	Anixa Biosciences Inc.	927,841	3,943
*,1	Vaxart Inc.	4,069,328	3,910
*,1	Selecta Biosciences Inc.	3,446,145	3,894
*	Kinnate Biopharma Inc.	637,863	3,891
*,1	Sesen Bio Inc.	6,362,488	3,878
		Shares	Market Value• ($000)
*	Sensus Healthcare Inc.	518,680	3,849
*	Celcuity Inc.	273,679	3,834
*,1	Outlook Therapeutics Inc.	3,489,864	3,769
*,1	Alaunos Therapeutics Inc.	5,807,002	3,769
*	Athira Pharma Inc.	1,183,657	3,752
*	Larimar Therapeutics Inc.	853,025	3,523
*,1	Mallinckrodt plc	454,500	3,522
*	Foghorn Therapeutics Inc.	550,850	3,514
*	FONAR Corp.	206,318	3,456
*	Ovid therapeutics Inc.	1,851,578	3,444
*,1	Omega Therapeutics Inc.	602,610	3,441
*,1	Evelo Biosciences Inc.	2,090,967	3,366
*,1	Standard BioTools Inc.	2,856,696	3,342
*,1	Co-Diagnostics Inc.	1,279,125	3,223
*	Graphite Bio Inc.	969,009	3,217
*	Century Therapeutics Inc.	625,729	3,210
*	Inotiv Inc.	647,206	3,197
*,1	Sanara Medtech Inc.	69,768	3,174
*	Relmada Therapeutics Inc.	904,705	3,157
*,1	Citius Pharmaceuticals Inc.	3,958,982	3,128
*,1	Humacyte Inc.	1,480,153	3,123
*	EyePoint Pharmaceuticals Inc.	890,209	3,116
*,1	Rani Therapeutics Holdings Inc. Class A	522,155	3,081
*,1	Societal CDMO Inc.	2,064,292	3,076
*,1	Absci Corp.	1,453,297	3,052
*	KORU Medical Systems Inc.	842,318	3,007
*,1	Immuneering Corp. Class A	614,133	2,979
*	Capricor Therapeutics Inc.	767,235	2,962
*	ChromaDex Corp.	1,762,037	2,960
*	Matinas BioPharma Holdings Inc.	5,866,959	2,934
*,1	Tyra Biosciences Inc.	384,648	2,923
*	X4 Pharmaceuticals Inc.	2,903,141	2,883
*	Stereotaxis Inc.	1,388,482	2,874
*,1	CEL - SCI Corp.	1,220,994	2,869
*,2	PDL BioPharma Inc.	2,258,201	2,845
*	Cue Biopharma Inc.	975,866	2,781
*,1	Vicarious Surgical Inc. Class A	1,352,238	2,732

38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Personalis Inc.	1,370,373	2,713
*	Paratek Pharmaceuticals Inc.	1,443,552	2,699
*,1	Asensus Surgical Inc. Class A	7,734,650	2,685
*,1	Rain Oncology Inc.	333,919	2,671
*,1	Acumen Pharmaceuticals Inc.	491,029	2,652
*	Electromed Inc.	249,774	2,620
*	Taysha Gene Therapies Inc.	1,157,514	2,616
*	Precision BioSciences Inc.	2,188,905	2,605
*	Tenaya Therapeutics Inc.	1,283,462	2,580
*	Praxis Precision Medicines Inc.	1,071,276	2,550
*	Olema Pharmaceuticals Inc.	1,006,591	2,466
*	Opiant Pharmaceuticals Inc.	120,263	2,439
*,1	Invivyd Inc.	1,620,200	2,430
*	Vapotherm Inc.	882,373	2,382
*,1	Singular Genomics Systems Inc.	1,180,133	2,372
*	CytomX Therapeutics Inc.	1,468,702	2,350
*,1	Biodesix Inc.	1,017,561	2,340
*	Durect Corp.	663,463	2,296
*,1	Inmune Bio Inc.	361,452	2,292
*	Verastem Inc.	5,682,571	2,287
*,1	Seelos Therapeutics Inc.	3,356,797	2,279
*	Verrica Pharmaceuticals Inc.	814,672	2,240
*	Apyx Medical Corp.	945,007	2,211
*	XBiotech Inc.	622,546	2,185
*,1	Annovis Bio Inc.	161,007	2,162
*	Oncternal Therapeutics Inc.	2,159,797	2,160
*,1	Oncology Institute Inc.	1,273,384	2,101
*	Celularity Inc. Class A	1,625,100	2,096
*,1	Vaxxinity Inc. Class A	1,489,274	2,085
*	Akumin Inc.	2,890,700	2,078
*	Passage Bio Inc.	1,496,581	2,065
*	Nautilus Biotechnology Inc. Class A	1,137,499	2,048
*	Trevi Therapeutics Inc.	1,049,601	2,026
*,1	Theseus Pharmaceuticals Inc.	405,973	2,022
*	CytoSorbents Corp.	1,302,216	2,018
*,1	Third Harmonic Bio Inc.	467,005	2,008
*,1	Atossa Therapeutics Inc.	3,779,376	1,997
		Shares	Market Value• ($000)
*	Xilio Therapeutics Inc.	739,563	1,989
*	Spectrum Pharmaceuticals Inc.	5,348,837	1,971
*	Dare Bioscience Inc.	2,375,133	1,971
*	Thorne HealthTech Inc.	540,104	1,961
*	Harvard Bioscience Inc.	682,174	1,890
*,1	Talkspace Inc.	3,039,403	1,855
*	Cardiff Oncology Inc.	1,285,846	1,800
*	Assembly Biosciences Inc.	1,377,385	1,791
*	Homology Medicines Inc.	1,395,301	1,758
*,1	Bioventus Inc. Class A	673,435	1,758
*	Rezolute Inc.	841,974	1,743
*	Ikena Oncology Inc.	654,658	1,741
*	PharmaCyte Biotech Inc.	590,900	1,725
*	Shattuck Labs Inc.	731,691	1,683
*,1	Genprex Inc.	1,127,694	1,635
*	aTyr Pharma Inc.	737,935	1,616
*,1	Eton Pharmaceuticals Inc.	575,285	1,611
*,1	P3 Health Partners Inc.	866,984	1,595
*	Ocuphire Pharma Inc.	451,409	1,593
*,1	Accelerate Diagnostics Inc.	2,234,561	1,578
*,1	BrainStorm Cell Therapeutics Inc.	951,371	1,560
*	Clearside Biomedical Inc.	1,383,654	1,550
*	Lantern Pharma Inc.	256,113	1,547
*	Adverum Biotechnologies Inc.	2,661,554	1,542
*,1	SCYNEXIS Inc.	985,620	1,538
*	Lyra Therapeutics Inc.	476,157	1,495
*	Eiger BioPharmaceuticals Inc.	1,261,824	1,489
*	Enzo Biochem Inc.	1,040,908	1,489
*,1	Impel Pharmaceuticals Inc.	396,809	1,488
*	Infinity Pharmaceuticals Inc.	2,556,398	1,419
*	Fortress Biotech Inc.	2,146,747	1,406
*	Surface Oncology Inc.	1,709,153	1,402
*,1	SELLAS Life Sciences Group Inc.	592,271	1,398
*,1	TherapeuticsMD Inc.	249,657	1,396
*	Akebia Therapeutics Inc.	2,410,502	1,391
*,1	Forian Inc.	507,760	1,386
*,1	Nuvectis Pharma Inc.	181,040	1,360

39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cidara Therapeutics Inc.	1,796,543	1,359
*,1	Reviva Pharmaceuticals Holdings Inc.	319,823	1,359
*,1	Galectin Therapeutics Inc.	1,189,409	1,344
*	IMARA Inc.	326,756	1,336
*	Pro-Dex Inc.	83,413	1,305
*	iCAD Inc.	695,170	1,272
*,1	SmileDirectClub Inc. Class A	3,592,430	1,265
[1]	AirSculpt Technologies Inc.	341,234	1,263
*	Biomerica Inc.	374,536	1,255
*,1	PAVmed Inc.	2,495,928	1,198
*	Alpha Teknova Inc.	210,918	1,190
*	Viracta Therapeutics Inc.	813,922	1,188
*,1	Miromatrix Medical Inc.	391,565	1,171
*	Kronos Bio Inc.	715,054	1,158
*	Synlogic Inc.	1,521,748	1,157
*	Pear Therapeutics Inc.	977,960	1,154
*	MyMD Pharmaceuticals Inc.	986,327	1,134
*	Hookipa Pharma Inc.	1,396,133	1,131
*	Sema4 Holdings Corp.	4,245,465	1,120
*,1	enVVeno Medical Corp.	216,998	1,107
*	Orgenesis Inc.	566,688	1,105
*,1	NRX Pharmaceuticals Inc.	978,921	1,087
*	Aveanna Healthcare Holdings Inc.	1,391,988	1,086
*	Instil Bio Inc.	1,718,076	1,082
*,1	Spero Therapeutics Inc.	617,531	1,068
*	Eledon Pharmaceuticals Inc.	459,998	1,067
*	Jounce Therapeutics Inc.	950,782	1,055
*,1	Syros Pharmaceuticals Inc.	292,279	1,049
*	Pardes Biosciences Inc. Class A	615,600	1,040
*	Leap Therapeutics Inc.	2,289,511	1,030
*	Curis Inc.	1,852,559	1,019
*,1	Cognition Therapeutics Inc.	485,183	1,019
*,1	Checkpoint Therapeutics Inc.	197,736	1,010
*	Eyenovia Inc.	617,303	1,006
*,1	Pyxis Oncology Inc.	748,923	1,004
		Shares	Market Value• ($000)
*,1	Immunic Inc.	710,074	994
*,1	Decibel Therapeutics Inc.	483,353	991
*	Oncocyte Corp.	3,079,720	988
*,1	Science 37 Holdings Inc.	2,379,691	988
*,1	MEI Pharma Inc.	4,022,132	980
*	TCR2 Therapeutics Inc.	981,016	980
*	UNITY Biotechnology Inc.	357,567	980
*,1	Bolt Biotherapeutics Inc.	747,881	972
*,1	Pulse Biosciences Inc.	350,609	971
*,1	Acutus Medical Inc.	835,044	960
*	BioCardia Inc.	457,496	956
*,1	DermTech Inc.	534,767	947
*	Lipocine Inc.	2,398,282	921
*,1	Delcath Systems Inc.	255,213	919
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,1	IsoRay Inc.	3,609,244	892
*	Inozyme Pharma Inc.	842,985	885
*	Longboard Pharmaceuticals Inc.	278,227	879
*,1	Black Diamond Therapeutics Inc.	481,157	866
*	ImmuCell Corp.	139,968	857
*,1	Solid Biosciences Inc.	159,271	857
*	Xtant Medical Holdings Inc.	1,278,952	844
*	LENSAR Inc.	282,930	837
*	Aziyo Biologics Inc. Class A	195,766	832
*	Cyteir Therapeutics Inc.	498,303	822
	Psychemedics Corp.	165,415	817
*,1	Zynerba Pharmaceuticals Inc.	1,521,801	807
*	DiaMedica Therapeutics Inc.	506,271	800
*	Alzamend Neuro Inc.	1,412,695	798
*,1	Novan Inc.	545,361	796
*	Exagen Inc.	326,266	783
*	Talaris Therapeutics Inc.	764,850	780
*	Protara Therapeutics Inc.	284,301	762
*,1	ATI Physical Therapy Inc.	2,485,615	758
*	IRIDEX Corp.	373,047	750
*	CareCloud Inc.	266,292	748
*	Cyclerion Therapeutics Inc.	1,138,259	747
*	NextCure Inc.	530,127	747

40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	ARCA biopharma Inc.	312,166	737
*	Dyadic International Inc.	596,383	734
*	Movano Inc.	562,483	731
*	Corvus Pharmaceuticals Inc.	853,716	726
*,1	Atreca Inc. Class A	905,470	725
*,1	Abeona Therapeutics Inc.	235,366	725
*,1	Gelesis Holdings Inc.	2,478,100	720
*	GT Biopharma Inc.	804,500	719
*,1	Acer Therapeutics Inc.	278,634	699
*	IsoPlexis Corp.	449,112	696
*,1	Milestone Scientific Inc.	1,447,898	695
*,1	Adamis Pharmaceuticals Corp.	4,096,010	693
*	Aligos Therapeutics Inc.	712,990	679
*,1	Eliem Therapeutics Inc.	189,734	679
*	Aquestive Therapeutics Inc.	751,948	678
*	Lumos Pharma Inc.	187,322	676
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	673
*,1	Rapid Micro Biosystems Inc. Class A	594,568	672
*	Sensei Biotherapeutics Inc.	441,585	658
*,1	Moleculin Biotech Inc.	616,108	653
*	Werewolf Therapeutics Inc.	314,965	646
*	Retractable Technologies Inc.	392,689	644
*	Cumberland Pharmaceuticals Inc.	280,820	632
*,1	Palatin Technologies Inc.	246,703	632
*	Equillium Inc.	570,835	628
*	Hepion Pharmaceuticals Inc.	2,070,833	621
*	Mustang Bio Inc.	1,562,523	617
*	Avalo Therapeutics Inc.	119,822	610
*,1	Clene Inc.	592,311	592
*	TFF Pharmaceuticals Inc.	562,689	591
*,1	Conformis Inc.	177,088	588
*	Aeglea BioTherapeutics Inc.	1,282,021	577
*,1	Achieve Life Sciences Inc.	230,562	570
		Shares	Market Value• ($000)
*	Galera Therapeutics Inc.	381,675	569
*,1	NightHawk Biosciences Inc.	705,534	568
*	Magenta Therapeutics Inc.	1,432,921	566
*,1	Aspira Women's Health Inc.	1,702,595	566
*	9 Meters Biopharma Inc.	445,647	562
*,1	Soligenix Inc.	1,217,959	551
*,1	Disc Medicine Inc. Class A	27,515	547
*,1	Immunome Inc.	233,400	514
*	Biora Therapeutics Inc.	3,875,866	510
*,1	Harpoon Therapeutics Inc.	691,063	502
*	Reneo Pharmaceuticals Inc.	214,913	501
*	Athenex Inc.	3,316,592	489
*	Sio Gene Therapies Inc.	1,124,834	489
*	Forte Biosciences Inc.	487,429	487
*,1	SQZ Biotechnologies Co.	657,886	487
*	Candel Therapeutics Inc.	269,900	483
*,1	Invacare Corp.	1,122,314	471
*	Satsuma Pharmaceuticals Inc.	522,516	470
*	Strata Skin Sciences Inc.	593,248	469
*,1	Bright Green Corp.	992,772	466
*,1	Microbot Medical Inc.	153,549	462
*,1	Aridis Pharmaceuticals Inc.	388,959	459
*	Applied Molecular Transport Inc.	1,089,900	458
*	Tracon Pharmaceuticals Inc.	306,490	457
*	Avrobio Inc.	630,579	450
*	Daxor Corp.	47,328	437
	Catalyst Biosciences Inc.	826,502	436
*,1	Enochian Biosciences Inc.	416,683	429
*	Five Star Senior Living Inc.	775,241	426
*	Predictive Oncology Inc.	1,385,931	425
*	Sonida Senior Living Inc.	33,836	423
*	Angion Biomedica Corp.	515,996	419

41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Finch Therapeutics Group Inc.	855,860	411
*,1	AIM ImmunoTech Inc.	1,311,599	409
*	Applied Therapeutics Inc.	536,460	408
*	vTv Therapeutics Inc. Class A	625,032	408
*	Upexi Inc.	134,054	402
*,1	Senti Biosciences Inc. Class A	282,432	398
*,1	Lucid Diagnostics Inc.	286,266	389
*,1	Quince Therapeutics Inc.	606,618	387
*,1	Codex DNA Inc.	307,523	384
*,1	Longeveron Inc.	118,115	380
*	Context Therapeutics Inc.	573,400	379
*,1	Sientra Inc.	1,852,556	376
*,1	Oragenics Inc.	3,556,869	374
*,1	NeuroMetrix Inc.	252,738	372
*	Augmedix Inc.	237,719	371
*	Cocrystal Pharma Inc.	191,359	369
*,1	Aptevo Therapeutics Inc.	158,476	368
*	Aptinyx Inc. Class A	1,251,830	367
*	Precipio Inc.	662,055	367
*	Better Therapeutics Inc.	326,043	365
*	TScan Therapeutics Inc.	220,934	360
*,1	Vaccinex Inc.	534,485	352
*	ElectroCore Inc.	1,341,498	345
*	Vincerx Pharma Inc.	334,111	341
*	Aravive Inc.	257,022	339
*,1	Molecular Templates Inc.	1,030,942	338
*,1	NanoViricides Inc.	300,189	333
*	Processa Pharmaceuticals Inc.	299,657	330
*,1	Indaptus Therapeutics Inc.	229,197	330
*,1	Trevena Inc.	217,018	310
	Cryo-Cell International Inc.	72,236	306
*	IN8bio Inc.	132,077	305
*	HCW Biologics Inc.	153,473	295
*	Lisata Therapeutics Inc.	118,336	295
*	Ekso Bionics Holdings Inc.	243,385	290
*	Plus Therapeutics Inc.	897,484	285
*	GeoVax Labs Inc.	439,870	277
*,1	UpHealth Inc.	166,349	271
		Shares	Market Value• ($000)
*,1	NeuroPace Inc.	180,700	269
*	Jupiter Wellness Inc.	355,834	267
*	Venus Concept Inc.	824,933	264
*,1	AcelRx Pharmaceuticals Inc.	112,873	255
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*	Elevation Oncology Inc.	265,550	252
*	Neoleukin Therapeutics Inc.	493,540	251
*,1	Cyclo Therapeutics Inc.	176,807	251
*,1	Organovo Holdings Inc.	175,314	249
*,1	Corbus Pharmaceuticals Holdings Inc.	2,188,069	242
*	Ontrak Inc.	657,410	242
*,1	Eargo Inc.	418,952	241
*	Inhibikase Therapeutics Inc.	475,753	238
*,1	BioSig Technologies Inc.	564,517	237
*	Alimera Sciences Inc.	87,148	236
*	AgeX Therapeutics Inc.	426,190	235
*	Onconova Therapeutics Inc.	365,661	235
*	ABVC BioPharma Inc.	375,142	235
*,1	Chembio Diagnostics Inc.	1,058,315	233
*,1	Modular Medical Inc.	106,826	229
*	Sera Prognostics Inc. Class A	183,767	226
*,1	Tonix Pharmaceuticals Holding Corp.	580,543	226
*,1	Regulus Therapeutics Inc.	162,509	223
*,1	Tricida Inc.	1,439,241	220
*	Codiak Biosciences Inc.	552,448	220
*,1	NantHealth Inc.	59,606	218
*	Surgalign Holdings Inc.	110,253	216
*,1	Marpai Inc. Class A	293,017	211
*,1	Biocept Inc.	394,514	209
*,1	Diffusion Pharmaceuticals Inc.	41,002	209
[1]	Kineta Inc.	32,976	209
*,1	Minerva Neurosciences Inc.	128,899	205
*,1	Idera Pharmaceuticals Inc.	576,093	202
*	Marker Therapeutics Inc.	759,500	200

42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	SAB Biotherapeutics Inc.	338,972	200
*,1	Synaptogenix Inc.	171,031	198
*,1	T2 Biosystems Inc.	130,994	186
*,1	Athersys Inc.	220,627	185
*,1	Rubius Therapeutics Inc.	1,066,867	184
*,1	Bio-Path Holdings Inc.	121,084	183
*	CASI Pharmaceuticals Inc.	102,469	179
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	iSpecimen Inc.	126,917	175
*	cbdMD Inc.	759,341	172
*	Vivos Therapeutics Inc.	426,060	171
*	Tempest Therapeutics Inc.	147,142	171
*	Cellectar Biosciences Inc.	99,704	171
*	Aileron Therapeutics Inc.	70,526	167
*,1	Graybug Vision Inc.	318,437	159
*,1	Jasper Therapeutics Inc.	325,773	155
*,1	Axcella Health Inc.	462,695	152
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1	Theriva Biologics Inc.	330,873	151
*,1	iBio Inc.	336,211	149
*,1	Vivani Medical Inc.	173,362	147
*,1	VYNE Therapeutics Inc.	893,188	134
*	eFFECTOR Therapeutics Inc.	300,033	128
*,1	180 Life Sciences Corp.	37,583	127
*	Monopar Therapeutics Inc.	52,392	124
*,1	VistaGen Therapeutics Inc.	1,183,241	122
*	Talis Biomedical Corp.	274,003	122
*	Immix Biopharma Inc.	52,979	121
*,1	Aytu BioPharma Inc.	634,538	120
*,1	Artelo Biosciences Inc.	40,554	117
*,1	Surrozen Inc.	199,181	116
*	Femasys Inc.	128,310	115
*	Nephros Inc.	102,105	114
*	INVO BioScience Inc.	259,122	113
*,1	Biolase Inc.	167,042	109
*	American Shared Hospital Services	36,338	106
		Shares	Market Value• ($000)
*	NeuBase Therapeutics Inc.	543,821	103
*	Imac Holdings Inc.	508,049	102
*,1	Rockwell Medical Inc.	98,674	100
*,1	Lannett Co. Inc.	185,256	97
*	ENDRA Life Sciences Inc.	23,331	95
*,1	Biofrontera Inc.	98,114	90
*,1	NanoVibronix Inc.	347,433	87
*,1	NexImmune Inc.	344,561	84
*	Nutriband Inc.	22,490	81
*	Navidea Biopharmaceuticals Inc.	381,102	80
*,1	Metacrine Inc.	179,530	80
*	Imunon Inc.	57,488	78
*,2	Aduro Biotech Inc. CVR	415,255	76
*,1	Qualigen Therapeutics Inc.	56,774	74
*	Vyant Bio Inc.	101,063	71
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*,1	Oncorus Inc.	264,842	67
*	Pulmatrix Inc.	17,004	66
*	Sigilon Therapeutics Inc.	181,760	64
*	Avinger Inc.	58,389	63
*	Virpax Pharmaceuticals Inc.	96,777	60
*,1	Bellicum Pharmaceuticals Inc.	82,034	59
*,1	Adial Pharmaceuticals Inc.	275,517	59
*	Lucira Health Inc.	464,745	52
*,1	Kintara Therapeutics Inc.	7,268	50
*	MiNK Therapeutics Inc.	18,490	48
*	TRxADE HEALTH Inc.	119,112	46
*	Star Equity Holdings Inc.	53,681	46
*	Protagenic Therapeutics Inc.	104,510	44
*,1	Jaguar Health Inc.	448,409	39
*	Cohbar Inc.	23,045	39
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*	Novo Integrated Sciences Inc.	174,830	35
*	Salarius Pharmaceuticals Inc.	21,884	34
*	Aprea Therapeutics Inc.	99,800	32

43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Eterna Therapeutics Inc.	10,000	32
*,1	Virios Therapeutics Inc.	127,853	30
*	Journey Medical Corp.	15,723	30
*	Eloxx Pharmaceuticals Inc.	16,840	30
*	Pasithea Therapeutics Corp.	39,188	25
*	RenovoRx Inc.	10,815	25
*,1	Acurx Pharmaceuticals Inc.	6,127	24
*	Xenetic Biosciences Inc.	61,641	18
*	Lixte Biotechnology Holdings Inc.	32,745	17
*,1	Unicycive Therapeutics Inc.	22,695	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1	Spruce Biosciences Inc.	8,958	10
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,1	CNS Pharmaceuticals Inc.	3,360	8
*,2	F-star Therapeutics Inc. CVR	61,021	4
*	Aethlon Medical Inc.	5,764	2
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceuticals Inc. CVR	253,823	—
*,1	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
*	SELLAS Life Sciences Group Inc. Warrants Exp. 4/5/27	40,000	—
*	Athenex Inc. Warrants Exp. 8/15/27	535,168	—
*,2	OmniAb Inc. (Earnout Shares)	372,534	—
*,2	ABIOMED Inc. CVR	264	—
		Shares	Market Value• ($000)
*,1	SiNtx Technologies Inc.	1	—
*	Disc Medicine Inc. CVR	275,152	—
			171,027,041
Industrials (13.6%)
	Visa Inc. Class A	49,292,699	10,241,051
	Mastercard Inc. Class A	26,107,377	9,078,318
	Accenture plc Class A	19,128,358	5,104,211
	Raytheon Technologies Corp.	44,697,254	4,510,847
	Honeywell International Inc.	20,445,124	4,381,390
	Union Pacific Corp.	18,698,697	3,871,939
	United Parcel Service Inc. Class B	22,194,977	3,858,375
	Caterpillar Inc.	15,827,377	3,791,606
	Lockheed Martin Corp.	7,793,644	3,791,530
	Deere & Co.	8,260,842	3,541,919
*	Boeing Co.	18,126,460	3,452,909
	Automatic Data Processing Inc.	12,617,999	3,013,935
	General Electric Co.	33,237,288	2,784,952
	American Express Co.	17,042,755	2,518,067
*	PayPal Holdings Inc.	34,600,429	2,464,243
	Northrop Grumman Corp.	4,212,417	2,298,337
	3M Co.	17,033,443	2,042,650
	CSX Corp.	63,942,562	1,980,941
	Eaton Corp. plc	12,099,061	1,898,948
	General Dynamics Corp.	7,511,656	1,863,717
	Illinois Tool Works Inc.	8,404,325	1,851,473
*	Fiserv Inc.	17,386,068	1,757,210
	Norfolk Southern Corp.	7,042,389	1,735,385
	Emerson Electric Co.	17,990,270	1,728,145
	Sherwin-Williams Co.	7,093,432	1,683,484
	Johnson Controls International plc	20,885,890	1,336,697
	FedEx Corp.	7,123,562	1,233,801
	Fidelity National Information Services Inc.	18,003,010	1,221,504
	L3Harris Technologies Inc.	5,790,126	1,205,562
	Cintas Corp.	2,623,291	1,184,731
	Trane Technologies plc	7,004,750	1,177,428
	Paychex Inc.	9,868,426	1,140,395
	Parker-Hannifin Corp.	3,903,417	1,135,894

44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Capital One Financial Corp.	11,601,225	1,078,450
	Carrier Global Corp.	25,427,634	1,048,890
	Cummins Inc.	4,287,767	1,038,883
*	Block Inc. Class A	16,348,606	1,027,346
	Otis Worldwide Corp.	12,671,166	992,279
	TransDigm Group Inc.	1,570,664	988,969
*	Mettler-Toledo International Inc.	678,023	980,048
	AMETEK Inc.	6,987,799	976,335
	PACCAR Inc.	9,514,982	941,698
	DuPont de Nemours Inc.	13,597,978	933,229
*	Keysight Technologies Inc.	5,430,166	928,938
	Rockwell Automation Inc.	3,495,082	900,228
	PPG Industries Inc.	7,147,932	898,781
	Old Dominion Freight Line Inc.	3,025,000	858,434
	Verisk Analytics Inc. Class A	4,753,413	838,597
	Ferguson plc	6,379,009	809,943
	Global Payments Inc.	7,853,195	779,979
	WW Grainger Inc.	1,382,754	769,157
*	United Rentals Inc.	2,107,479	749,040
	Equifax Inc.	3,724,193	723,834
	Fortive Corp.	10,757,488	691,169
	Vulcan Materials Co.	3,839,775	672,383
	Ingersoll Rand Inc.	12,317,486	643,589
	Martin Marietta Materials Inc.	1,887,811	638,023
	Quanta Services Inc.	4,346,235	619,338
*	Waters Corp.	1,806,424	618,845
	Xylem Inc.	5,482,567	606,207
	Dover Corp.	4,267,658	577,884
*	Teledyne Technologies Inc.	1,426,497	570,470
	Westinghouse Air Brake Technologies Corp.	5,255,168	524,518
	IDEX Corp.	2,292,913	523,541
	Expeditors International of Washington Inc.	4,833,473	502,294
	Ball Corp.	9,544,364	488,099
	Jacobs Solutions Inc.	3,842,541	461,374
*	Fair Isaac Corp.	759,405	454,565
	Textron Inc.	6,363,811	450,558
	Synchrony Financial	13,677,419	449,440
	Howmet Aerospace Inc.	11,301,525	445,393
	JB Hunt Transport Services Inc.	2,520,605	439,493
	Booz Allen Hamilton Holding Corp. Class A	4,019,282	420,095
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	1,570,456	402,681
*	FleetCor Technologies Inc.	2,133,790	391,935
	Jack Henry & Associates Inc.	2,219,752	389,700
	RPM International Inc.	3,931,747	383,149
	Hubbell Inc. Class B	1,631,883	382,970
*	Trimble Inc.	7,501,631	379,282
	Nordson Corp.	1,565,794	372,221
	Carlisle Cos. Inc.	1,570,664	370,127
	Snap-on Inc.	1,616,533	369,362
	Packaging Corp. of America	2,812,093	359,695
	Toro Co.	3,169,508	358,788
	AECOM	4,221,908	358,567
	HEICO Corp. Class A	2,984,460	357,688
	Stanley Black & Decker Inc.	4,646,624	349,054
	Graco Inc.	5,122,535	344,542
*	Axon Enterprise Inc.	2,056,127	341,173
	TransUnion	5,864,039	332,784
*	Bill.com Holdings Inc.	3,051,875	332,532
	CH Robinson Worldwide Inc.	3,580,841	327,862
	Masco Corp.	6,851,765	319,772
	Crown Holdings Inc.	3,651,096	300,157
*	Builders FirstSource Inc.	4,470,939	290,075
*	WillScot Mobile Mini Holdings Corp.	6,344,301	286,572
	Allegion plc	2,667,416	280,772
	Huntington Ingalls Industries Inc.	1,211,994	279,583
	Westrock Co.	7,743,883	272,275
	AGCO Corp.	1,926,875	267,238
	Genpact Ltd.	5,586,945	258,787
	Lincoln Electric Holdings Inc.	1,754,749	253,544
	Watsco Inc.	1,012,343	252,478
*	Paylocity Holding Corp.	1,268,222	246,365
	Knight-Swift Transportation Holdings Inc. Class A	4,639,544	243,158
	Owens Corning	2,837,516	242,040
	Regal Rexnord Corp.	2,016,333	241,920
	Cognex Corp.	4,998,324	235,471
	Tetra Tech Inc.	1,615,671	234,579
	Lennox International Inc.	967,985	231,571
	Robert Half International Inc.	3,132,492	231,272
	Berry Global Group Inc.	3,774,930	228,119

45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Pentair plc	4,998,843	224,848
	Fortune Brands Innovations Inc.	3,894,987	222,443
	A O Smith Corp.	3,853,715	220,587
	Sealed Air Corp.	4,408,270	219,884
	Donaldson Co. Inc.	3,729,429	219,551
*	Middleby Corp.	1,637,048	219,201
	AptarGroup Inc.	1,988,372	218,681
*	WEX Inc.	1,325,240	216,876
	EMCOR Group Inc.	1,450,258	214,798
	Valmont Industries Inc.	649,021	214,612
	Graphic Packaging Holding Co.	9,319,117	207,350
	ITT Inc.	2,512,878	203,794
*	Generac Holdings Inc.	1,936,542	194,932
	nVent Electric plc	5,066,955	194,926
	Curtiss-Wright Corp.	1,164,395	194,442
*	WESCO International Inc.	1,549,968	194,056
	MDU Resources Group Inc.	6,200,700	188,129
	Sensata Technologies Holding plc	4,650,619	187,792
	Advanced Drainage Systems Inc.	2,269,857	186,060
	Sonoco Products Co.	2,969,044	180,251
	Landstar System Inc.	1,092,215	177,922
	Woodward Inc.	1,823,545	176,173
	Oshkosh Corp.	1,992,675	175,734
	MKS Instruments Inc.	2,019,698	171,129
*	Axalta Coating Systems Ltd.	6,692,790	170,465
*	Saia Inc.	802,877	168,347
*	Mohawk Industries Inc.	1,640,489	167,691
	Littelfuse Inc.	755,836	166,435
	MSA Safety Inc.	1,132,179	163,249
*,1	MasTec Inc.	1,904,436	162,506
*	ExlService Holdings Inc.	955,736	161,930
	Acuity Brands Inc.	977,223	161,838
	Western Union Co.	11,742,087	161,689
	BWX Technologies Inc.	2,768,562	160,798
	Brunswick Corp.	2,200,964	158,645
*	FTI Consulting Inc.	993,842	157,822
*	GXO Logistics Inc.	3,603,587	153,837
	Exponent Inc.	1,545,077	153,102
*	TopBuild Corp.	973,317	152,314
*	Fluor Corp.	4,319,943	149,729
*	Chart Industries Inc.	1,295,904	149,327
	Eagle Materials Inc.	1,119,233	148,690
	Applied Industrial Technologies Inc.	1,174,382	148,007
		Shares	Market Value• ($000)
	Crane Holdings Co.	1,449,337	145,586
*	Trex Co. Inc.	3,349,411	141,781
*	Atkore Inc.	1,209,213	137,149
	Maximus Inc.	1,850,954	135,730
*	Euronet Worldwide Inc.	1,437,952	135,714
*	AMN Healthcare Services Inc.	1,319,713	135,693
	Silgan Holdings Inc.	2,509,906	130,114
*	Aerojet Rocketdyne Holdings Inc.	2,322,849	129,917
	ManpowerGroup Inc.	1,538,044	127,981
	Comfort Systems USA Inc.	1,085,800	124,954
	Insperity Inc.	1,093,509	124,223
	Air Lease Corp. Class A	3,209,146	123,295
	Triton International Ltd.	1,790,495	123,150
	Watts Water Technologies Inc. Class A	832,694	121,765
	Ryder System Inc.	1,454,613	121,562
	Flowserve Corp.	3,958,413	121,444
	Altra Industrial Motion Corp.	1,979,106	118,252
*	ASGN Inc.	1,445,757	117,800
*	ATI Inc.	3,938,044	117,590
*	Kirby Corp.	1,823,180	117,322
	Allison Transmission Holdings Inc.	2,802,501	116,584
	Louisiana-Pacific Corp.	1,963,421	116,235
	Simpson Manufacturing Co. Inc.	1,309,768	116,124
	HB Fuller Co.	1,613,318	115,546
	GATX Corp.	1,079,432	114,787
	Maxar Technologies Inc.	2,156,303	111,567
	MSC Industrial Direct Co. Inc. Class A	1,360,822	111,179
*	XPO Inc.	3,313,070	110,292
*	API Group Corp.	5,748,963	108,138
*	Summit Materials Inc. Class A	3,611,326	102,526
	HEICO Corp.	654,552	100,565
	Herc Holdings Inc.	752,794	99,045
	AAON Inc.	1,307,527	98,483
	Badger Meter Inc.	890,027	97,040
	Armstrong World Industries Inc.	1,399,052	95,961
	Franklin Electric Co. Inc.	1,196,312	95,406
	Spirit AeroSystems Holdings Inc. Class A	3,200,138	94,724

46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	ADT Inc.	10,394,832	94,281
	Belden Inc.	1,309,757	94,172
*	Bloom Energy Corp. Class A	4,925,234	94,170
	Vontier Corp.	4,823,331	93,235
	Albany International Corp. Class A	944,218	93,090
	EnerSys	1,242,476	91,744
*	Marqeta Inc. Class A	14,942,723	91,300
	Zurn Elkay Water Solutions Corp.	4,315,875	91,281
	ABM Industries Inc.	2,025,405	89,968
	UniFirst Corp.	459,727	88,723
	John Bean Technologies Corp.	965,300	88,161
*	Atlas Air Worldwide Holdings Inc.	862,194	86,909
*	SPX Technologies Inc.	1,311,548	86,103
	Federal Signal Corp.	1,852,223	86,073
	Forward Air Corp.	819,494	85,957
*	Shift4 Payments Inc. Class A	1,532,163	85,694
	Terex Corp.	1,954,860	83,512
	Korn Ferry	1,641,858	83,111
	Esab Corp.	1,740,280	81,654
	Hillenbrand Inc.	1,885,758	80,465
*	Dycom Industries Inc.	853,396	79,878
*	Beacon Roofing Supply Inc.	1,480,209	78,140
*	O-I Glass Inc.	4,708,486	78,020
*,1	TriNet Group Inc.	1,132,617	76,791
	Moog Inc. Class A	872,834	76,600
*	ACI Worldwide Inc.	3,263,940	75,071
*	Mercury Systems Inc.	1,674,353	74,911
*	Hub Group Inc. Class A	941,707	74,856
	Otter Tail Corp.	1,269,746	74,547
	Trinity Industries Inc.	2,470,445	73,051
	McGrath RentCorp	739,349	73,003
*	Resideo Technologies Inc.	4,432,712	72,918
	Encore Wire Corp.	528,462	72,695
	Brink's Co.	1,335,739	71,743
	Matson Inc.	1,144,914	71,569
*	Alight Inc. Class A	8,498,896	71,051
*	Itron Inc.	1,383,037	70,051
	Werner Enterprises Inc.	1,736,203	69,900
	EnPro Industries Inc.	642,484	69,832
	ESCO Technologies Inc.	788,440	69,020
*	CBIZ Inc.	1,466,418	68,702
*	Flywire Corp.	2,718,322	66,517
*	AZEK Co. Inc. Class A	3,221,271	65,456
		Shares	Market Value• ($000)
	EVERTEC Inc.	1,995,334	64,609
*	GMS Inc.	1,290,138	64,249
*	Verra Mobility Corp. Class A	4,637,206	64,133
	Kadant Inc.	355,221	63,098
	Brady Corp. Class A	1,335,210	62,888
*	AeroVironment Inc.	721,498	61,804
	Installed Building Products Inc.	704,655	60,318
	Kennametal Inc.	2,504,105	60,249
*	RXO Inc.	3,494,991	60,114
	Barnes Group Inc.	1,459,573	59,624
*	Air Transport Services Group Inc.	2,220,026	57,676
*,1	Affirm Holdings Inc. Class A	5,962,437	57,657
	ICF International Inc.	576,291	57,082
	Bread Financial Holdings Inc.	1,505,564	56,700
	CSW Industrials Inc.	483,294	56,028
	Griffon Corp.	1,559,314	55,808
*	Masonite International Corp.	684,892	55,209
	Lindsay Corp.	336,731	54,837
	Helios Technologies Inc.	989,120	53,848
*	NV5 Global Inc.	405,637	53,674
	Greif Inc. Class A	791,276	53,063
	Mueller Water Products Inc. Class A	4,768,560	51,310
	International Seaways Inc.	1,341,283	49,654
	ArcBest Corp.	702,329	49,191
*	Evo Payments Inc. Class A	1,452,726	49,160
	Veritiv Corp.	387,255	47,133
*	MYR Group Inc.	509,211	46,883
	Granite Construction Inc.	1,322,561	46,382
*	AAR Corp.	1,013,774	45,518
	Enerpac Tool Group Corp. Class A	1,770,748	45,066
*	Gibraltar Industries Inc.	970,231	44,514
	FTAI Aviation Ltd.	2,596,900	44,459
*	Huron Consulting Group Inc.	604,616	43,895
	Alamo Group Inc.	309,690	43,852
	H&E Equipment Services Inc.	933,448	42,379
*	CoreCivic Inc.	3,584,068	41,432
*	Enovix Corp.	3,326,542	41,382
*	Core & Main Inc. Class A	2,120,695	40,951
*	Payoneer Global Inc.	7,439,917	40,696

47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Kratos Defense & Security Solutions Inc.	3,873,242	39,972
	Patrick Industries Inc.	651,206	39,463
	Standex International Corp.	370,891	37,983
*	OSI Systems Inc.	474,159	37,705
*	Vicor Corp.	687,153	36,934
	TriMas Corp.	1,317,739	36,554
*	AvidXchange Holdings Inc.	3,641,244	36,194
*	Gates Industrial Corp. plc	3,055,726	34,866
	Primoris Services Corp.	1,587,771	34,836
	Marten Transport Ltd.	1,741,453	34,446
	Kforce Inc.	622,514	34,132
	Tennant Co.	548,199	33,753
*	Montrose Environmental Group Inc.	753,788	33,461
	Greenbrier Cos. Inc.	948,862	31,815
*	Energy Recovery Inc.	1,542,662	31,609
*	PGT Innovations Inc.	1,744,942	31,339
*	Construction Partners Inc. Class A	1,171,251	31,261
	Wabash National Corp.	1,364,206	30,831
*	Hillman Solutions Corp.	4,261,443	30,725
*,1	Rocket Lab USA Inc.	8,071,932	30,431
*	Masterbrand Inc.	3,912,619	29,540
*	Modine Manufacturing Co.	1,483,829	29,469
	Apogee Enterprises Inc.	656,760	29,200
	AZZ Inc.	726,124	29,190
*	Remitly Global Inc.	2,545,529	29,146
*	Sterling Infrastructure Inc.	873,382	28,647
*	Cross Country Healthcare Inc.	1,065,059	28,299
*	Hayward Holdings Inc.	3,008,475	28,280
*	Donnelley Financial Solutions Inc.	703,483	27,190
	Astec Industries Inc.	668,601	27,185
	Schneider National Inc. Class B	1,144,186	26,774
*	Napco Security Technologies Inc.	972,857	26,734
	CRA International Inc.	210,751	25,802
	Mesa Laboratories Inc.	154,969	25,757
		Shares	Market Value• ($000)
	Columbus McKinnon Corp.	792,747	25,740
*,1	Joby Aviation Inc.	7,648,252	25,622
	TTEC Holdings Inc.	567,356	25,037
	Quanex Building Products Corp.	1,048,900	24,838
*	International Money Express Inc.	1,007,480	24,552
*	Titan Machinery Inc.	612,978	24,354
*	CryoPort Inc.	1,396,316	24,226
*	Mirion Technologies Inc.	3,655,360	24,162
	Douglas Dynamics Inc.	666,232	24,091
*	American Woodmark Corp.	487,299	23,809
*	JELD-WEN Holding Inc.	2,453,900	23,680
	Myers Industries Inc.	1,064,615	23,666
*	Titan International Inc.	1,526,933	23,393
	Shyft Group Inc.	929,754	23,114
*	Proterra Inc.	6,100,871	23,000
*,1	Nikola Corp.	10,513,601	22,709
*,1	Legalzoom.com Inc.	2,932,007	22,694
*,1	Virgin Galactic Holdings Inc.	6,498,979	22,616
*	Conduent Inc.	5,553,255	22,491
*	Aspen Aerogels Inc.	1,894,081	22,331
	Deluxe Corp.	1,314,727	22,324
	Heartland Express Inc.	1,421,064	21,799
*	Green Dot Corp. Class A	1,377,254	21,788
*,1	PureCycle Technologies Inc.	3,186,067	21,538
*	Paya Holdings Inc.	2,690,758	21,176
*	Proto Labs Inc.	822,107	20,988
*	SP Plus Corp.	601,630	20,889
*	First Advantage Corp.	1,578,966	20,527
*	ZipRecruiter Inc. Class A	1,244,212	20,430
*	Leonardo DRS Inc.	1,588,300	20,298
*	Thermon Group Holdings Inc.	995,677	19,993
	Barrett Business Services Inc.	211,351	19,715
	Chase Corp.	228,012	19,668
*	Vivint Smart Home Inc.	1,596,857	19,003
*	Triumph Group Inc.	1,794,321	18,876
	Cass Information Systems Inc.	408,138	18,701
*	Repay Holdings Corp. Class A	2,322,791	18,698
*	Janus International Group Inc.	1,950,110	18,565
*	TrueBlue Inc.	942,024	18,445

48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BlueLinx Holdings Inc.	258,113	18,354
	Kaman Corp.	815,429	18,184
	Pitney Bowes Inc.	4,751,486	18,056
*	I3 Verticals Inc. Class A	707,059	17,210
	Ennis Inc.	770,417	17,072
	Gorman-Rupp Co.	665,592	17,052
	Resources Connection Inc.	902,924	16,596
*	Franklin Covey Co.	349,702	16,356
	Heidrick & Struggles International Inc.	580,522	16,237
*	FARO Technologies Inc.	546,929	16,085
*	Ducommun Inc.	315,153	15,745
	Argan Inc.	426,696	15,737
	Kelly Services Inc. Class A	921,762	15,578
	Insteel Industries Inc.	533,757	14,689
*	Transcat Inc.	203,696	14,436
*	TaskUS Inc. Class A	839,369	14,185
*	CIRCOR International Inc.	591,811	14,180
[1]	Eagle Bulk Shipping Inc.	283,417	14,154
	VSE Corp.	291,711	13,675
	Allied Motion Technologies Inc.	388,182	13,513
*	Target Hospitality Corp.	883,697	13,379
*	Vishay Precision Group Inc.	346,096	13,377
*	Cimpress plc	477,287	13,178
*	DXP Enterprises Inc.	478,217	13,175
*,1	Aurora Innovation Inc.	10,860,578	13,141
*	V2X Inc.	316,924	13,086
*	Forrester Research Inc.	359,746	12,865
	REV Group Inc.	1,017,861	12,845
	Perella Weinberg Partners Class A	1,278,425	12,529
	Pactiv Evergreen Inc.	1,068,389	12,137
	National Presto Industries Inc.	174,466	11,944
*	Hudson Technologies Inc.	1,149,613	11,634
*	Custom Truck One Source Inc.	1,831,243	11,573
*	Great Lakes Dredge & Dock Corp.	1,843,428	10,968
*	Babcock & Wilcox Enterprises Inc.	1,843,405	10,636
*	Manitowoc Co. Inc.	1,083,726	9,927
*	CECO Environmental Corp.	843,032	9,847
	Cadre Holdings Inc.	488,900	9,846
		Shares	Market Value• ($000)
*	AerSale Corp.	605,262	9,817
	Powell Industries Inc.	271,733	9,560
	LSI Industries Inc.	777,330	9,515
*,1	Desktop Metal Inc. Class A	6,996,405	9,515
	FTAI Infrastructure Inc.	3,188,200	9,405
*	Tutor Perini Corp.	1,210,073	9,136
*	ShotSpotter Inc.	260,978	8,829
*	Sterling Check Corp.	566,975	8,771
*,1	Hyliion Holdings Corp.	3,720,847	8,707
*	Luna Innovations Inc.	960,256	8,441
*	BrightView Holdings Inc.	1,219,101	8,400
*	IES Holdings Inc.	235,697	8,384
*	Astronics Corp.	808,671	8,329
*,1	Velo3D Inc.	4,652,256	8,328
	Miller Industries Inc.	308,624	8,228
	Park Aerospace Corp.	610,019	8,180
*	HireRight Holdings Corp.	676,654	8,025
	Universal Logistics Holdings Inc.	230,693	7,714
	United States Lime & Minerals Inc.	53,708	7,560
*	Daseke Inc.	1,310,814	7,459
*,1	Workhorse Group Inc.	4,801,523	7,298
	Covenant Logistics Group Inc. Class A	209,606	7,246
*,1	Microvast Holdings Inc.	4,657,800	7,126
*,1	TuSimple Holdings Inc. Class A	4,277,881	7,016
*	Radiant Logistics Inc.	1,368,861	6,967
*	Archer Aviation Inc. Class A	3,679,429	6,881
	Hyster-Yale Materials Handling Inc.	269,570	6,823
*	Willdan Group Inc.	379,924	6,782
	Greif Inc. Class B	85,951	6,724
*	Commercial Vehicle Group Inc.	986,674	6,719
*	Cantaloupe Inc.	1,518,675	6,606
*	DHI Group Inc.	1,239,544	6,557
*	Ranpak Holdings Corp. Class A	1,135,957	6,554
*	Performant Financial Corp.	1,777,229	6,416
*,1	Blade Air Mobility Inc.	1,780,179	6,373
	Kronos Worldwide Inc.	666,260	6,263
*,1	ShiftPixy Inc.	298,600	6,256

49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Overseas Shipholding Group Inc. Class A	2,157,938	6,236
*	Bowman Consulting Group Ltd. Class A	281,036	6,141
*	Acacia Research Corp.	1,349,295	5,681
*	Distribution Solutions Group Inc.	144,378	5,322
*,1	Danimer Scientific Inc. Class A	2,920,239	5,227
*	PAM Transportation Services Inc.	196,206	5,082
	BGSF Inc.	327,376	5,015
	Hurco Cos. Inc.	189,475	4,951
*	Blue Bird Corp.	456,096	4,885
*	CPI Card Group Inc.	132,336	4,775
*	Advantage Solutions Inc.	2,262,148	4,705
*	Iteris Inc.	1,478,666	4,599
*	Atlas Technical Consultants Inc. Class A	880,011	4,532
*	Quad/Graphics Inc.	1,103,900	4,504
	Information Services Group Inc.	977,121	4,495
*	Evolv Technologies Holdings Inc.	1,718,460	4,451
*	CS Disco Inc.	700,982	4,430
*	Velodyne Lidar Inc.	5,956,174	4,400
*	Concrete Pumping Holdings Inc.	737,042	4,312
*	Yellow Corp.	1,705,847	4,282
*	Core Molding Technologies Inc.	316,688	4,114
*	L B Foster Co. Class A	421,226	4,077
*,1	View Inc.	4,168,453	4,022
*,1	BlackSky Technology Inc. Class A	2,605,410	4,012
*	Atlanticus Holdings Corp.	150,156	3,934
*,1	Terran Orbital Corp.	2,419,100	3,822
*,1	Virgin Orbit Holdings Inc.	2,044,300	3,782
*,1	Skillsoft Corp.	2,900,886	3,771
*	EVI Industries Inc.	155,167	3,704
*,1	Byrna Technologies Inc.	472,114	3,701
*,1	Global Business Travel Group I	544,900	3,678
*	RCM Technologies Inc.	294,549	3,635
*	Graham Corp.	377,551	3,632
*	Mistras Group Inc.	709,943	3,500
*	DLH Holdings Corp.	292,132	3,466
		Shares	Market Value• ($000)
*,1	Hyzon Motors Inc.	2,227,561	3,453
	PFSweb Inc.	559,304	3,440
*	Gencor Industries Inc.	332,487	3,358
*	Twin Disc Inc.	342,600	3,330
*,1	Paymentus Holdings Inc. Class A	404,533	3,240
*	Mayville Engineering Co. Inc.	251,155	3,180
	Park-Ohio Holdings Corp.	258,617	3,163
*	Willis Lease Finance Corp.	53,245	3,142
*,1	Markforged Holding Corp.	2,651,263	3,075
*,1	SKYX Platforms Corp.	1,219,153	3,072
	ARC Document Solutions Inc.	1,040,504	3,049
*,1	MSP Recovery Inc.	1,855,915	2,969
*	Innovative Solutions & Support Inc.	353,301	2,904
*,1	Spire Global Inc.	2,946,300	2,828
*	Paysign Inc.	1,077,060	2,779
*,1	Smith-Midland Corp.	127,258	2,609
*,1	Moneylion Inc.	4,172,254	2,587
*,1	INNOVATE Corp.	1,371,484	2,565
*,1	Eos Energy Enterprises Inc.	1,694,200	2,507
*,1	MICT Inc.	2,994,134	2,485
	Karat Packaging Inc.	171,091	2,459
*	Limbach Holdings Inc.	232,517	2,420
	HireQuest Inc.	149,263	2,360
*,1	Astra Space Inc.	5,320,648	2,308
*	Hudson Global Inc.	100,173	2,267
*	Orion Group Holdings Inc.	939,452	2,236
*,1	Cepton Inc.	1,753,500	2,227
*	Latch Inc.	3,068,500	2,178
*,1	Knightscope Inc. Class A	1,010,525	1,910
*	StarTek Inc.	457,203	1,714
*	GEE Group Inc.	3,354,057	1,643
*,1	Energous Corp.	1,958,094	1,637
*	Frequency Electronics Inc.	228,179	1,609
*	Alpha Pro Tech Ltd.	398,671	1,603
*,1	Katapult Holdings Inc.	1,643,191	1,572
*,1	AEye Inc.	3,258,500	1,566
*	Hydrofarm Holdings Group Inc.	950,421	1,473
*	Orion Energy Systems Inc.	765,432	1,393

50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	US Xpress Enterprises Inc. Class A	752,668	1,362
*	Research Solutions Inc.	700,394	1,352
*	Lightbridge Corp.	345,233	1,343
*	Ultralife Corp.	348,051	1,343
*	Sarcos Technology & Robotics Corp.	2,362,032	1,326
*,1	Momentus Inc. Class A	1,648,139	1,285
*	RF Industries Ltd.	249,088	1,270
*	Priority Technology Holdings Inc.	239,738	1,261
*,1	Coda Octopus Group Inc.	183,470	1,259
*	VirTra Inc.	262,879	1,230
*	LS Starrett Co. Class A	166,241	1,224
*	Usio Inc.	757,304	1,212
*,1	Rekor Systems Inc.	1,005,498	1,207
*,1	Berkshire Grey Inc.	1,873,972	1,132
*,1	Odyssey Marine Exploration Inc. Class B	290,463	1,127
*	FreightCar America Inc.	350,356	1,121
*,1	Wrap Technologies Inc.	658,952	1,114
*,1	Redwire Corp.	562,616	1,114
*	Sono-Tek Corp.	157,600	1,012
*,1	BitNile Holdings Inc.	8,202,267	1,005
*,1	Where Food Comes From Inc.	69,360	969
*	Air T Inc.	32,860	824
*	IZEA Worldwide Inc.	1,398,592	759
*	LightPath Technologies Inc. Class A	619,617	756
*	Broadwind Inc.	385,036	689
*,1	AgEagle Aerial Systems Inc.	1,950,222	683
*	Wireless Telecom Group Inc.	339,257	607
*	FG Group Holdings Inc.	226,990	595
*	Sypris Solutions Inc.	286,226	578
*,1	Applied DNA Sciences Inc.	346,633	575
*,1	Lightning eMotors Inc.	1,485,715	545
*	Fuel Tech Inc.	424,566	539
*,1	Xos Inc.	1,199,595	531
*	Espey Manufacturing & Electronics Corp.	36,920	524
*,1	Orbital Infrastructure Group Inc.	2,398,886	473
		Shares	Market Value• ($000)
	Taitron Components Inc. Class A	126,100	434
*,1	CompoSecure Inc.	79,739	392
*	Astrotech Corp.	38,881	388
*	Biotricity Inc.	845,735	381
*	Williams Industrial Services Group Inc.	366,258	374
*,1	Dominari Holdings Inc.	111,013	361
*	Team Inc.	67,315	353
*	TSR Inc.	50,537	343
*	ClearSign Technologies Corp.	584,529	313
*,1	Air Industries Group	69,263	294
*	ENGlobal Corp.	378,679	292
*,1	Pioneer Power Solutions Inc.	107,157	287
*	Horizon Global Corp.	737,857	287
*,1	AmpliTech Group Inc.	132,700	281
*,1	Aeroclean Technologies Inc.	77,685	243
*,1	Digital Ally Inc.	1,045,002	243
*,1	TOMI Environmental Solutions Inc.	484,669	238
*	DSS Inc.	1,292,763	212
*,1	Polar Power Inc.	156,102	201
*	Jewett-Cameron Trading Co. Ltd.	33,538	193
*	Shapeways Holdings Inc.	354,017	193
*	M-Tron Industries Inc.	21,794	191
*,1	Safe & Green Holdings Corp.	124,227	170
*,1	Nuvve Holding Corp.	234,173	157
*	Sidus Space Inc. Class A	134,281	146
*,1	OLB Group Inc.	172,095	144
*	LGL Group Inc.	30,781	125
*,1	Ryvyl Inc.	263,629	121
*	Socket Mobile Inc.	60,175	117
	P&F Industries Inc. Class A	19,762	99
*	Servotronics Inc.	8,633	91
	Autoscope Technologies Corp.	20,187	73
*	Manitex International Inc.	8,258	33
*,1	Staffing 360 Solutions Inc.	8,115	23
*	Fathom Digital Manufacturing C	8,300	11
*,1	AppTech Payments Corp.	4,100	10
*	Art's-Way Manufacturing Co. Inc.	4,484	9

51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Patriot National Inc.	129,819	—
*	Ardagh Group SA Class A	37	—
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	—
			156,778,170
Real Estate (3.4%)
	Prologis Inc.	28,071,854	3,164,540
	American Tower Corp.	14,159,997	2,999,937
	Equinix Inc.	2,814,333	1,843,473
	Crown Castle Inc.	13,169,960	1,786,373
	Public Storage	4,540,330	1,272,155
	Realty Income Corp.	19,064,759	1,209,278
	Simon Property Group Inc.	9,944,803	1,168,315
*	CoStar Group Inc.	12,365,660	955,618
	Welltower Inc.	14,371,569	942,056
	SBA Communications Corp. Class A	3,281,949	919,963
	Digital Realty Trust Inc.	8,745,029	876,864
	VICI Properties Inc.	25,554,170	827,955
	Alexandria Real Estate Equities Inc.	4,990,552	726,974
*	CBRE Group Inc. Class A	9,149,676	704,159
	Weyerhaeuser Co.	22,372,185	693,538
	AvalonBay Communities Inc.	4,254,627	687,207
	Equity Residential	10,920,323	644,299
	Extra Space Storage Inc.	4,071,709	599,274
	Mid-America Apartment Communities Inc.	3,511,214	551,226
	Invitation Homes Inc.	18,595,550	551,172
	Ventas Inc.	12,161,508	547,876
	Sun Communities Inc.	3,765,629	538,485
	WP Carey Inc.	6,327,113	494,464
	Iron Mountain Inc.	8,833,577	440,354
	Essex Property Trust Inc.	1,970,033	417,489
	Healthpeak Properties Inc.	16,344,278	409,751
	Kimco Realty Corp.	18,769,832	397,545
	Gaming & Leisure Properties Inc.	7,434,538	387,265
	UDR Inc.	9,888,406	382,978
	Camden Property Trust	3,235,736	362,014
	Host Hotels & Resorts Inc.	21,754,252	349,156
		Shares	Market Value• ($000)
	Equity LifeStyle Properties Inc.	5,089,517	328,783
	Regency Centers Corp.	5,198,185	324,887
	Rexford Industrial Realty Inc.	5,573,334	304,527
	Boston Properties Inc.	4,284,619	289,555
	CubeSmart	6,816,908	274,381
	American Homes 4 Rent Class A	8,586,374	258,793
	Life Storage Inc.	2,587,160	254,835
	Lamar Advertising Co. Class A	2,649,309	250,095
	Federal Realty Investment Trust	2,467,526	249,319
	National Retail Properties Inc.	5,419,969	248,018
	STORE Capital Corp.	7,721,004	247,535
	Americold Realty Trust Inc.	8,198,633	232,103
*	Jones Lang LaSalle Inc.	1,444,748	230,250
	Healthcare Realty Trust Inc. Class A	11,569,048	222,936
	Brixmor Property Group Inc.	9,072,087	205,664
	Medical Properties Trust Inc.	18,158,335	202,284
	Omega Healthcare Investors Inc.	7,119,301	198,984
	EastGroup Properties Inc.	1,325,066	196,189
	First Industrial Realty Trust Inc.	4,004,015	193,234
	Agree Realty Corp.	2,681,423	190,193
	STAG Industrial Inc.	5,462,419	176,491
	Spirit Realty Capital Inc.	4,263,338	170,235
	Apartment Income REIT Corp. Class A	4,605,051	157,999
*	Zillow Group Inc. Class C	4,899,243	157,805
	Rayonier Inc.	4,447,915	146,603
	Kite Realty Group Trust	6,639,872	139,769
	Kilroy Realty Corp.	3,545,183	137,092
	Ryman Hospitality Properties Inc.	1,589,519	129,991
	Terreno Realty Corp.	2,208,805	125,615
	Cousins Properties Inc.	4,617,142	116,768
	Independence Realty Trust Inc.	6,823,832	115,050
	Phillips Edison & Co. Inc.	3,548,191	112,974
	Vornado Realty Trust	5,281,480	109,908
	PotlatchDeltic Corp.	2,450,399	107,793

52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Essential Properties Realty Trust Inc.	4,374,284	102,664
	Physicians Realty Trust	6,929,270	100,267
	Apple Hospitality REIT Inc.	6,222,898	98,197
	National Storage Affiliates Trust	2,630,659	95,019
	Highwoods Properties Inc.	3,217,026	90,012
	Corporate Office Properties Trust	3,428,085	88,925
	Sabra Health Care REIT Inc.	6,970,017	86,637
	Innovative Industrial Properties Inc.	849,282	86,075
	EPR Properties	2,274,676	85,801
	LXP Industrial Trust	8,489,172	85,062
	Broadstone Net Lease Inc.	5,022,510	81,415
	Equity Commonwealth	3,194,059	79,756
	Douglas Emmett Inc.	5,070,434	79,504
*,1	Howard Hughes Corp.	1,034,131	79,028
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,723,437	78,925
	Park Hotels & Resorts Inc.	6,490,659	76,525
	SITE Centers Corp.	5,519,346	75,394
	Outfront Media Inc.	4,478,178	74,248
	Macerich Co.	6,555,435	73,814
	JBG SMITH Properties	3,473,430	65,926
[1]	SL Green Realty Corp.	1,940,860	65,446
	Four Corners Property Trust Inc.	2,518,781	65,312
	National Health Investors Inc.	1,243,893	64,956
	Sunstone Hotel Investors Inc.	6,406,404	61,886
*	Cushman & Wakefield plc	4,793,912	59,732
	Kennedy-Wilson Holdings Inc.	3,583,854	56,374
	CareTrust REIT Inc.	2,941,443	54,652
	Retail Opportunity Investments Corp.	3,627,228	54,517
	Pebblebrook Hotel Trust	4,024,072	53,882
	Tanger Factory Outlet Centers Inc.	2,995,208	53,734
	DigitalBridge Group Inc.	4,854,511	53,108
		Shares	Market Value• ($000)
	DiamondRock Hospitality Co.	6,398,737	52,406
	RLJ Lodging Trust	4,945,600	52,374
	Elme Communities	2,726,831	48,538
	Urban Edge Properties	3,402,084	47,935
	InvenTrust Properties Corp.	1,959,753	46,387
	Xenia Hotels & Resorts Inc.	3,493,149	46,040
	LTC Properties Inc.	1,221,233	43,390
	Getty Realty Corp.	1,266,179	42,860
*	Veris Residential Inc.	2,686,816	42,801
	Hudson Pacific Properties Inc.	4,370,707	42,527
	Acadia Realty Trust	2,912,504	41,794
	Alexander & Baldwin Inc.	2,211,166	41,415
	Easterly Government Properties Inc. Class A	2,814,966	40,170
	Uniti Group Inc.	7,164,853	39,622
	American Assets Trust Inc.	1,488,186	39,437
	Global Net Lease Inc.	3,135,658	39,415
*	GEO Group Inc.	3,590,246	39,313
	St. Joe Co.	999,745	38,640
	Service Properties Trust	5,050,565	36,819
	Paramount Group Inc.	5,914,575	35,133
	Piedmont Office Realty Trust Inc. Class A	3,788,999	34,745
*	Zillow Group Inc. Class A	1,083,087	33,803
	Empire State Realty Trust Inc. Class A	5,005,870	33,740
	Brandywine Realty Trust	5,380,893	33,093
	Newmark Group Inc. Class A	3,957,178	31,539
	Apartment Investment & Management Co. Class A	4,331,912	30,843
	NexPoint Residential Trust Inc.	677,616	29,490
	NETSTREIT Corp.	1,549,386	28,400
*	Radius Global Infrastructure Inc.	2,290,762	27,077
	RPT Realty	2,686,489	26,972
	Centerspace	455,138	26,703
	Community Healthcare Trust Inc.	740,782	26,520
	Plymouth Industrial REIT Inc.	1,354,907	25,987

53

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Marcus & Millichap Inc.	742,423	25,576
[1]	eXp World Holdings Inc.	2,296,413	25,444
	UMH Properties Inc.	1,524,833	24,550
	Armada Hoffler Properties Inc.	2,118,054	24,358
	Necessity Retail REIT Inc. Class A	3,941,256	23,372
	Summit Hotel Properties Inc.	3,173,275	22,911
	Gladstone Commercial Corp.	1,182,896	21,884
	Safehold Inc.	761,747	21,801
*	Anywhere Real Estate Inc.	3,293,319	21,044
	Office Properties Income Trust	1,553,526	20,740
	Gladstone Land Corp.	1,118,425	20,523
*	Compass Inc. Class A	8,507,087	19,822
*,1	Opendoor Technologies Inc.	16,341,522	18,956
	Chatham Lodging Trust	1,474,768	18,095
	Saul Centers Inc.	432,397	17,590
	Farmland Partners Inc.	1,408,234	17,547
	Global Medical REIT Inc.	1,827,279	17,323
	Universal Health Realty Income Trust	355,007	16,944
[1]	Ares Commercial Real Estate Corp.	1,520,824	15,649
	Orion Office REIT Inc.	1,773,249	15,144
	Whitestone REIT	1,512,138	14,577
*	Redfin Corp.	3,051,525	12,938
	Alexander's Inc.	58,505	12,875
	RMR Group Inc. Class A	443,704	12,535
*,1	WeWork Inc.	8,465,950	12,106
*	Seritage Growth Properties Class A	1,013,232	11,987
	One Liberty Properties Inc.	534,493	11,876
	Urstadt Biddle Properties Inc. Class A	614,832	11,651
	CTO Realty Growth Inc.	630,295	11,522
*	Tejon Ranch Co.	610,106	11,494
	City Office REIT Inc.	1,177,661	9,869
	Bridge Investment Group Holdings Inc. Class A	806,505	9,718
		Shares	Market Value• ($000)
	RE/MAX Holdings Inc. Class A	519,322	9,680
	Hersha Hospitality Trust Class A	1,109,885	9,456
*	FRP Holdings Inc.	170,118	9,163
	Indus Realty Trust Inc.	136,973	8,696
	Braemar Hotels & Resorts Inc.	2,097,772	8,622
*	Forestar Group Inc.	538,939	8,305
	Douglas Elliman Inc.	1,920,937	7,818
	Franklin Street Properties Corp.	2,758,628	7,531
	Postal Realty Trust Inc. Class A	503,103	7,310
	Industrial Logistics Properties Trust	2,135,037	6,982
	BRT Apartments Corp.	355,404	6,980
	Alpine Income Property Trust Inc.	326,561	6,231
	Urstadt Biddle Properties Inc.	340,991	6,209
*	Ashford Hospitality Trust Inc.	1,160,323	5,187
	Stratus Properties Inc.	235,957	4,552
	Diversified Healthcare Trust	6,421,459	4,153
	Modiv Inc. Class C	224,372	2,692
	Clipper Realty Inc.	405,295	2,594
	Creative Media & Community Trust Corp.	477,630	2,340
*	Bluerock Homes Trust Inc.	109,382	2,331
*	Altisource Portfolio Solutions SA	195,665	1,851
*	Maui Land & Pineapple Co. Inc.	192,501	1,813
	Global Self Storage Inc.	319,661	1,560
*	AMREP Corp.	115,952	1,339
*	Rafael Holdings Inc. Class B	381,611	714
*	Comstock Holding Cos. Inc. Class A	164,051	699
[1]	New York City REIT Inc. Class A	395,144	699
	CorEnergy Infrastructure Trust Inc.	293,803	614
*	Sotherly Hotels Inc.	337,859	612
*	Fathom Holdings Inc.	144,051	612
*	Trinity Place Holdings Inc.	756,919	560

54

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Offerpad Solutions Inc.	1,145,520	528
*	Power REIT	72,668	287
*	Avalon GloboCare Corp.	486,240	253
*,2	New York REIT Liquidating LLC	19,100	214
[1]	Presidio Property Trust Inc. Class A	184,525	185
*	Wheeler REIT Inc.	130,830	179
*,1	Alset Inc.	77,598	178
[1]	Generation Income Properties Inc.	32,616	158
*,1	Harbor Custom Development Inc.	127,370	50
	Medalist Diversified REIT Inc.	48,881	35
*	Presidio Property Trust Inc. Warrants Exp. 1/24/27	110,319	6
*	JW Mays Inc.	100	5
*,2	Spirit MTA REIT	2,854,330	—
*,1	Pennsylvania REIT	3	—
			38,923,536
Technology (23.3%)
	Apple Inc.	459,623,200	59,718,842
	Microsoft Corp.	226,710,185	54,369,637
*	Alphabet Inc. Class A	181,777,406	16,038,220
*	Alphabet Inc. Class C	157,203,318	13,948,650
	NVIDIA Corp.	71,076,358	10,387,099
*	Meta Platforms Inc. Class A	68,388,680	8,229,894
	Broadcom Inc.	12,316,850	6,886,720
*	Adobe Inc.	14,138,391	4,757,993
	Texas Instruments Inc.	27,596,559	4,559,503
	International Business Machines Corp.	27,498,107	3,874,208
*	Salesforce Inc.	28,893,138	3,830,941
	QUALCOMM Inc.	34,093,490	3,748,238
	Oracle Corp.	45,096,132	3,686,158
	Intel Corp.	125,513,881	3,317,332
*	Advanced Micro Devices Inc.	49,036,817	3,176,115
	Intuit Inc.	8,116,959	3,159,283
	Applied Materials Inc.	26,165,880	2,548,033
	Analog Devices Inc.	15,487,728	2,540,452
*	ServiceNow Inc.	6,143,380	2,385,290
	Lam Research Corp.	4,147,939	1,743,379
	Micron Technology Inc.	33,061,567	1,652,417
	KLA Corp.	4,308,991	1,624,619
*	Synopsys Inc.	4,649,526	1,484,547
	Roper Technologies Inc.	3,224,370	1,393,218
		Shares	Market Value• ($000)
	Amphenol Corp. Class A	18,109,473	1,378,855
*	Cadence Design Systems Inc.	8,340,108	1,339,755
*	Palo Alto Networks Inc.	9,195,817	1,283,184
*	Autodesk Inc.	6,561,625	1,226,171
*	Snowflake Inc. Class A	8,271,044	1,187,226
	Microchip Technology Inc.	16,727,199	1,175,086
	TE Connectivity Ltd.	9,655,712	1,108,476
*	Workday Inc. Class A	6,113,831	1,023,027
*	Fortinet Inc.	20,193,591	987,265
	Marvell Technology Inc.	25,943,566	960,950
	Cognizant Technology Solutions Corp. Class A	15,638,586	894,371
*	VMware Inc. Class A	7,103,355	872,008
*	ON Semiconductor Corp.	13,152,359	820,313
*	Gartner Inc.	2,282,610	767,277
	HP Inc.	27,540,071	740,002
	Corning Inc.	23,159,196	739,705
	CDW Corp.	4,118,435	735,470
*	Crowdstrike Holdings Inc. Class A	6,533,823	687,946
*	ANSYS Inc.	2,648,559	639,865
	Hewlett Packard Enterprise Co.	39,154,154	624,900
*	Datadog Inc. Class A	7,996,299	587,728
*	Atlassian Corp. Class A	4,510,535	580,416
*	VeriSign Inc.	2,740,406	562,989
*	EPAM Systems Inc.	1,662,085	544,732
*	Paycom Software Inc.	1,549,505	480,827
	Monolithic Power Systems Inc.	1,356,612	479,712
	Skyworks Solutions Inc.	4,871,359	443,927
	Leidos Holdings Inc.	4,157,814	437,360
*	Pinterest Inc. Class A	17,849,136	433,377
*	Zoom Video Communications Inc. Class A	6,334,134	429,074
*	DoorDash Inc. Class A	8,748,963	427,124
*	Splunk Inc.	4,943,142	425,555
	Teradyne Inc.	4,734,131	413,526
*	Tyler Technologies Inc.	1,264,675	407,744
*	HubSpot Inc.	1,404,674	406,133
*	Akamai Technologies Inc.	4,786,431	403,496
	NetApp Inc.	6,612,339	397,137

55

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	MongoDB Inc. Class A	1,983,423	390,417
*	PTC Inc.	3,211,622	385,523
*	Cloudflare Inc. Class A	8,219,486	371,603
	Gen Digital Inc.	16,823,719	360,532
*	GoDaddy Inc. Class A	4,723,189	353,389
*	Match Group Inc.	8,498,001	352,582
	SS&C Technologies Holdings Inc.	6,527,138	339,803
*	DocuSign Inc. Class A	6,099,472	338,033
*	Palantir Technologies Inc. Class A	51,181,704	328,587
*	ZoomInfo Technologies Inc. Class A	10,438,973	314,317
	Seagate Technology Holdings plc	5,963,204	313,724
*	Western Digital Corp.	9,674,998	305,246
	Dell Technologies Inc. Class C	7,493,533	301,390
*	Okta Inc. Class A	4,380,062	299,290
	Entegris Inc.	4,529,661	297,100
*	Zscaler Inc.	2,626,856	293,945
*	Ceridian HCM Holding Inc.	4,433,498	284,409
*	Qorvo Inc.	3,081,737	279,329
*	Black Knight Inc.	4,505,585	278,220
*	Snap Inc. Class A	30,928,419	276,809
*	Lattice Semiconductor Corp.	4,162,734	270,078
*,1	Unity Software Inc.	9,432,774	269,683
	Jabil Inc.	3,891,428	265,395
*	F5 Inc.	1,835,758	263,450
*	Wolfspeed Inc.	3,780,608	261,013
*	Twilio Inc. Class A	5,313,520	260,150
	Bentley Systems Inc. Class B	6,733,363	248,865
*	Dynatrace Inc.	6,122,275	234,483
*	Pure Storage Inc. Class A	8,624,313	230,787
*	Manhattan Associates Inc.	1,899,341	230,580
	KBR Inc.	4,171,222	220,241
*	CACI International Inc. Class A	714,865	214,881
*	Arrow Electronics Inc.	1,872,469	195,804
	Science Applications International Corp.	1,674,191	185,718
*	Coupa Software Inc.	2,309,715	182,860
*	Nutanix Inc. Class A	6,990,900	182,113
*	Aspen Technology Inc.	884,115	181,597
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	8,065,440	180,505
*	DXC Technology Co.	6,809,525	180,452
*	Toast Inc. Class A	9,138,626	164,769
	Concentrix Corp.	1,181,625	157,345
*	Guidewire Software Inc.	2,483,233	155,351
*	Smartsheet Inc. Class A	3,778,599	148,726
	National Instruments Corp.	3,995,646	147,439
*	Five9 Inc.	2,146,116	145,635
*	Fabrinet	1,116,412	143,146
*	SPS Commerce Inc.	1,097,206	140,914
*	Novanta Inc.	1,035,825	140,738
	Universal Display Corp.	1,294,919	139,903
*	Tenable Holdings Inc.	3,445,763	131,456
*	Silicon Laboratories Inc.	962,814	130,625
*	Box Inc. Class A	4,119,789	128,249
	Dolby Laboratories Inc. Class A	1,813,862	127,950
*	Coherent Corp.	3,588,687	125,963
	Vertiv Holdings Co. Class A	9,212,615	125,844
*	Cirrus Logic Inc.	1,679,565	125,094
	Power Integrations Inc.	1,737,467	124,611
	TD SYNNEX Corp.	1,314,534	124,500
*	Elastic NV	2,310,512	118,991
*	Workiva Inc. Class A	1,413,247	118,670
*	UiPath Inc. Class A	9,254,895	117,630
*	Qualys Inc.	1,042,269	116,974
*	Rambus Inc.	3,260,139	116,778
	Avnet Inc.	2,784,963	115,799
*	Synaptics Inc.	1,215,585	115,675
*	Super Micro Computer Inc.	1,367,278	112,254
*	Blackline Inc.	1,630,363	109,675
*	Ziff Davis Inc.	1,358,788	107,480
*	IAC Inc.	2,399,808	106,551
*	Insight Enterprises Inc.	1,060,003	106,287
*	Teradata Corp.	3,087,709	103,932
*	Envestnet Inc.	1,675,931	103,405
*	Onto Innovation Inc.	1,501,599	102,244
*,1	Gitlab Inc. Class A	2,246,106	102,063
*	MACOM Technology Solutions Holdings Inc.	1,606,931	101,205
*	Diodes Inc.	1,323,264	100,753
*	Procore Technologies Inc.	2,089,862	98,600
	Dun & Bradstreet Holdings Inc.	7,939,091	97,333

56

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Advanced Energy Industries Inc.	1,133,618	97,242
*	Sanmina Corp.	1,653,982	94,757
*	Blackbaud Inc.	1,607,289	94,605
*	New Relic Inc.	1,668,059	94,162
*	NCR Corp.	3,962,274	92,757
*	RingCentral Inc. Class A	2,609,410	92,373
*	Ambarella Inc.	1,106,533	90,990
*	Alteryx Inc. Class A	1,758,997	89,128
*	Plexus Corp.	845,566	87,034
*	SentinelOne Inc. Class A	5,963,407	87,006
	Vishay Intertechnology Inc.	3,931,123	84,794
*	IPG Photonics Corp.	891,864	84,433
*	CommVault Systems Inc.	1,343,452	84,423
*	Confluent Inc. Class A	3,787,774	84,240
*	Sprout Social Inc. Class A	1,438,284	81,206
	Amkor Technology Inc.	3,364,074	80,670
*	Varonis Systems Inc. Class B	3,187,820	76,316
*	Axcelis Technologies Inc.	943,370	74,866
*	Perficient Inc.	1,052,876	73,522
*	Altair Engineering Inc. Class A	1,613,509	73,366
*	Impinj Inc.	669,226	73,066
*	MaxLinear Inc. Class A	2,149,267	72,968
*	Alarm.com Holdings Inc.	1,441,425	71,322
*	Kyndryl Holdings Inc.	6,255,300	69,559
*,1	Freshworks Inc. Class A	4,677,671	68,809
*	Rogers Corp.	572,290	68,297
*	Verint Systems Inc.	1,875,379	68,039
*	NetScout Systems Inc.	2,087,777	67,874
	Clear Secure Inc. Class A	2,473,067	67,836
*	PagerDuty Inc.	2,473,155	65,687
	Progress Software Corp.	1,299,409	65,555
*	KnowBe4 Inc. Class A	2,610,582	64,690
*	Allegro MicroSystems Inc.	2,044,537	61,377
*	Appfolio Inc. Class A	559,535	58,964
*	nCino Inc.	2,215,710	58,583
*	Rapid7 Inc.	1,699,591	57,752
*,1	AppLovin Corp. Class A	5,314,404	55,961
		Shares	Market Value• ($000)
*	Allscripts Healthcare Solutions Inc.	3,161,338	55,766
*	Semtech Corp.	1,929,162	55,348
*	Yelp Inc. Class A	2,013,343	55,045
*	DoubleVerify Holdings Inc.	2,483,915	54,547
*	Bumble Inc. Class A	2,559,851	53,885
	CSG Systems International Inc.	925,548	52,941
*,1	HashiCorp Inc. Class A	1,912,703	52,293
*	FormFactor Inc.	2,343,232	52,090
*	Parsons Corp.	1,095,312	50,658
*	DigitalOcean Holdings Inc.	1,917,500	48,839
*	Agilysys Inc.	609,866	48,265
	Xerox Holdings Corp.	3,279,828	47,885
	Methode Electronics Inc.	1,061,221	47,086
*	LiveRamp Holdings Inc.	1,985,001	46,528
*	SiTime Corp.	453,792	46,114
*	Model N Inc.	1,103,089	44,741
*	Q2 Holdings Inc.	1,661,343	44,640
*	Cohu Inc.	1,376,278	44,110
*	Ultra Clean Holdings Inc.	1,314,737	43,584
*	Digital Turbine Inc.	2,845,488	43,365
*	Jamf Holding Corp.	2,029,942	43,238
	Pegasystems Inc.	1,259,450	43,124
*	TTM Technologies Inc.	2,798,390	42,200
*	JFrog Ltd.	1,969,517	42,010
*	Cargurus Inc. Class A	2,959,535	41,463
*	CCC Intelligent Solutions Holdings Inc.	4,726,454	41,120
*	Paycor HCM Inc.	1,660,032	40,621
*	Magnite Inc.	3,831,249	40,573
*,1	MicroStrategy Inc. Class A	285,067	40,357
*,1	Xometry Inc. Class A	1,223,667	39,439
*	Appian Corp. Class A	1,194,983	38,909
*	E2open Parent Holdings Inc.	6,465,136	37,950
*	Upwork Inc.	3,570,489	37,276
	Shutterstock Inc.	702,876	37,056
	CTS Corp.	909,709	35,861
*	TechTarget Inc.	813,687	35,851
*	Everbridge Inc.	1,210,506	35,807
*,1	Samsara Inc. Class A	2,877,656	35,769
*	ePlus Inc.	801,946	35,510
	A10 Networks Inc.	2,126,311	35,361
*	Qualtrics International Inc. Class A	3,394,615	35,236

57

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Zeta Global Holdings Corp. Class A	4,017,660	32,824
*,1	Credo Technology Group Holding Ltd.	2,448,300	32,587
*,1	C3.ai Inc. Class A	2,867,884	32,092
*	Squarespace Inc. Class A	1,354,064	30,020
*	Thoughtworks Holding Inc.	2,936,882	29,927
*	Schrodinger Inc.	1,592,005	29,755
*	ForgeRock Inc. Class A	1,304,911	29,713
*	PROS Holdings Inc.	1,222,742	29,664
*	Photronics Inc.	1,758,193	29,590
*	Veeco Instruments Inc.	1,592,329	29,585
*	Consensus Cloud Solutions Inc.	544,091	29,250
	Adeia Inc.	3,049,495	28,909
*,1	Asana Inc. Class A	2,088,403	28,757
	Benchmark Electronics Inc.	1,049,006	27,998
*,1	Braze Inc. Class A	1,023,274	27,915
*	3D Systems Corp.	3,732,912	27,624
*	Fastly Inc. Class A	3,361,313	27,529
*	Momentive Global Inc.	3,822,194	26,755
*	Duck Creek Technologies Inc.	2,215,353	26,695
*	Avid Technology Inc.	1,000,776	26,611
*	PDF Solutions Inc.	917,483	26,167
*,1	Planet Labs PBC	5,705,087	24,817
*	Sprinklr Inc. Class A	2,987,601	24,409
*	Zuora Inc. Class A	3,711,427	23,605
*	Sumo Logic Inc.	2,845,248	23,047
*	Ichor Holdings Ltd.	847,475	22,729
*,1	Matterport Inc.	7,851,178	21,983
*	Cerence Inc.	1,185,156	21,961
*	LivePerson Inc.	2,152,384	21,825
*	ScanSource Inc.	729,236	21,308
*	SMART Global Holdings Inc.	1,409,909	20,979
*	Yext Inc.	3,175,521	20,736
*,1	PAR Technology Corp.	786,360	20,500
*,1	UserTesting Inc.	2,597,409	19,507
*	N-able Inc.	1,882,441	19,351
*	Olo Inc. Class A	3,067,735	19,173
*	Grid Dynamics Holdings Inc.	1,666,570	18,699
*	Alpha & Omega Semiconductor Ltd.	643,490	18,385
*,1	AvePoint Inc.	4,421,969	18,174
	Simulations Plus Inc.	475,654	17,395
*	Informatica Inc. Class A	1,056,927	17,217
*,1	IonQ Inc.	4,817,950	16,622
		Shares	Market Value• ($000)
*	CEVA Inc.	645,647	16,516
	PC Connection Inc.	342,881	16,081
*	Vertex Inc. Class A	1,081,312	15,690
*	Alkami Technology Inc.	1,064,985	15,538
*	BigCommerce Holdings Inc.	1,768,100	15,453
*	PubMatic Inc. Class A	1,205,268	15,439
*	Kimball Electronics Inc.	681,124	15,387
	Ebix Inc.	765,121	15,272
*	SolarWinds Corp.	1,618,452	15,149
*	Eventbrite Inc. Class A	2,533,728	14,848
*,1	Aehr Test Systems	732,904	14,731
	Hackett Group Inc.	689,753	14,050
*	Amplitude Inc. Class A	1,158,040	13,989
*	Vimeo Inc.	3,982,389	13,660
*	Bandwidth Inc. Class A	590,854	13,560
	American Software Inc. Class A	921,406	13,526
*	Mitek Systems Inc.	1,391,563	13,484
*	indie Semiconductor Inc. Class A	2,256,789	13,157
*	EngageSmart Inc.	739,319	13,012
*	nLight Inc.	1,264,578	12,823
*	Definitive Healthcare Corp. Class A	1,161,629	12,766
*	Domo Inc. Class B	876,577	12,482
*,1	Cvent Holding Corp. Class A	2,269,000	12,253
*,1	MicroVision Inc.	4,838,257	11,370
*	Intapp Inc.	453,545	11,311
*	OneSpan Inc.	973,180	10,890
*	Expensify Inc. Class A	1,226,965	10,834
*	NerdWallet Inc. Class A	1,080,320	10,371
*	ACM Research Inc. Class A	1,295,355	9,987
*	Couchbase Inc.	747,916	9,917
*,1	SmartRent Inc. Class A	4,002,742	9,727
*	Unisys Corp.	1,893,734	9,677
*	Benefitfocus Inc.	917,128	9,593
*	EverQuote Inc. Class A	645,954	9,521
*,1	Tucows Inc. Class A	278,469	9,446
	NVE Corp.	145,801	9,441
*	Blend Labs Inc. Class A	6,432,185	9,262
*	ON24 Inc.	1,062,930	9,173
*,1	Digimarc Corp.	490,852	9,076

58

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Navitas Semiconductor Corp.	2,424,400	8,510
*,1	SoundHound AI Inc.	4,658,401	8,245
*	Immersion Corp.	1,102,930	7,754
*	Nextdoor Holdings Inc.	3,659,313	7,538
*	Red Violet Inc.	320,472	7,377
*	MediaAlpha Inc. Class A	726,568	7,229
*	Telos Corp.	1,351,503	6,879
*,1	Enfusion Inc. Class A	707,347	6,840
*	SEMrush Holdings Inc. Class A	822,251	6,693
	Richardson Electronics Ltd.	309,653	6,605
*	EverCommerce Inc.	865,323	6,438
*	TrueCar Inc.	2,547,978	6,395
*	MeridianLink Inc.	461,628	6,338
*	CoreCard Corp.	218,240	6,322
*	Brightcove Inc.	1,198,403	6,268
*,1	NextNav Inc.	2,126,531	6,231
*	Upland Software Inc.	853,856	6,088
*,1	Groupon Inc. Class A	698,916	5,997
*	eGain Corp.	657,552	5,938
*	Asure Software Inc.	632,680	5,909
*,1	Veritone Inc.	1,079,319	5,720
*,1	Rackspace Technology Inc.	1,911,506	5,639
*	Rimini Street Inc.	1,477,020	5,627
*	Aeva Technologies Inc.	3,931,094	5,346
*,1	Rumble Inc.	873,200	5,196
*	Porch Group Inc.	2,673,021	5,025
*	Computer Task Group Inc.	621,005	4,695
*,1	Atomera Inc.	742,219	4,617
*	Intevac Inc.	709,768	4,592
*,1	Innovid Corp.	2,584,769	4,420
*,1	Vroom Inc.	4,332,182	4,419
*,1	SkyWater Technology Inc.	621,278	4,417
*	Transphorm Inc.	793,700	4,318
*	AXT Inc.	967,301	4,237
*	Edgio Inc.	3,619,157	4,090
*,1	Cleanspark Inc.	1,947,178	3,972
*,1	Weave Communications Inc.	843,625	3,864
*	Daktronics Inc.	1,325,348	3,737
*	Pixelworks Inc.	2,099,613	3,716
*,1	Ouster Inc.	4,276,255	3,690
*,1	Smith Micro Software Inc.	1,731,542	3,636
*	Diebold Nixdorf Inc.	2,523,583	3,583
*	Kopin Corp.	2,889,183	3,583
		Shares	Market Value• ($000)
*	Everspin Technologies Inc.	636,377	3,538
*	inTEST Corp.	338,791	3,490
*	Identiv Inc.	476,807	3,452
*,1	System1 Inc.	726,600	3,408
*,1	Applied Digital Corp.	1,836,200	3,379
*	Quantum Corp.	3,061,313	3,337
*	WM Technology Inc.	3,203,513	3,236
*,1	Arena Group Holdings Inc.	301,686	3,201
*	AstroNova Inc.	241,721	3,099
*,1	VirnetX Holding Corp.	2,309,933	3,003
*	1stdibs.com Inc.	570,459	2,898
*	comScore Inc.	2,442,580	2,833
*,1	Alpine 4 Holdings Inc.	5,195,298	2,746
*	QuickLogic Corp.	525,294	2,700
*	Mastech Digital Inc.	243,683	2,683
*,1	LiveVox Holdings Inc.	898,787	2,669
*	Arteris Inc.	586,203	2,521
*,1	eMagin Corp.	2,923,838	2,485
*,1	Vinco Ventures Inc.	5,348,103	2,482
*	Innodata Inc.	818,315	2,426
*	Backblaze Inc. Class A	378,125	2,325
*,1	Phunware Inc.	2,995,747	2,317
*,1	Skillz Inc. Class A	4,509,252	2,284
*	Amtech Systems Inc.	299,830	2,279
*,1	KULR Technology Group Inc.	1,895,666	2,275
*	Issuer Direct Corp.	89,309	2,236
*,1	Cyxtera Technologies Inc.	1,124,515	2,159
*	Synchronoss Technologies Inc.	3,129,535	1,934
*	Steel Connect Inc.	1,333,595	1,907
[1]	Park City Group Inc.	344,056	1,703
*	SecureWorks Corp. Class A	263,152	1,682
*	TransAct Technologies Inc.	268,278	1,669
*,1	Beachbody Co. Inc.	3,047,190	1,603
*,1	Embark Technology Inc.	482,700	1,588
*	Research Frontiers Inc.	799,655	1,535
*,1	BuzzFeed Inc.	2,108,022	1,454
*	Streamline Health Solutions Inc.	916,198	1,448
*	EMCORE Corp.	1,425,083	1,372
*,1	Glimpse Group Inc.	441,350	1,337
*,1	Terawulf Inc.	1,992,318	1,326
*,1	DecisionPoint Systems Inc.	160,700	1,302
	CSP Inc.	129,793	1,224
*	Loyalty Ventures Inc.	505,277	1,218

59

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Viant Technology Inc. Class A	299,468	1,204
*	Key Tronic Corp.	270,500	1,171
*	Aware Inc.	617,876	1,057
*,1	Flux Power Holdings Inc.	265,036	1,052
*	Intellicheck Inc.	524,781	1,050
*,1	KORE Group Holdings Inc.	823,448	1,038
*,1	Intrusion Inc.	327,757	1,036
*,1	Quantum Computing Inc.	675,564	1,020
*	One Stop Systems Inc.	331,059	996
*	CVD Equipment Corp.	172,490	950
*	NetSol Technologies Inc.	324,880	926
*	GSI Technology Inc.	481,492	833
*	OMNIQ Corp.	175,600	799
*	Zedge Inc. Class B	433,006	762
*,1	Cipher Mining Inc.	1,308,472	733
*	Inuvo Inc.	3,288,909	728
*	Data I/O Corp.	180,859	718
*	AudioEye Inc.	162,397	617
*,1	SeaChange International Inc.	1,192,825	562
*,1	Verb Technology Co. Inc.	3,198,586	525
*	WidePoint Corp.	265,533	483
*	Trio-Tech International	105,180	473
*,1	Boxlight Corp. Class A	1,499,605	466
*,1	Avaya Holdings Corp.	2,265,900	444
*,1	IronNet Inc.	1,890,753	435
*	SigmaTron International Inc.	98,274	377
*	BSQUARE Corp.	329,095	372
*	GSE Systems Inc.	541,861	368
*	Peraso Inc.	496,038	362
*	PetVivo Holdings Inc.	173,200	346
*,1	Remark Holdings Inc.	310,306	341
*	CYNGN Inc.	479,651	325
*	authID Inc.	553,374	325
*	SilverSun Technologies Inc.	104,551	309
*,1	NextPlay Technologies Inc.	2,541,646	291
*	Super League Gaming Inc.	736,401	250
*	Direct Digital Holdings Inc. Class A	90,848	223
*	Bridgeline Digital Inc.	210,329	221
*,1	American Virtual Cloud Technologies Inc.	180,236	207
		Shares	Market Value• ($000)
*	Leafly Holdings Inc.	310,600	202
*	Kubient Inc.	295,586	189
*	BTCS Inc.	280,193	177
*	Duos Technologies Group Inc.	73,218	154
*,1	iPower Inc.	386,294	147
*	Creative Realities Inc.	170,766	99
*	VerifyMe Inc.	85,157	99
*,1	Data Storage Corp.	64,393	94
*	Paltalk Inc.	65,588	87
*,1	Greenidge Generation Holdings Inc. Class A	254,255	74
*	Soluna Holdings Inc.	260,638	70
*	Nortech Systems Inc.	5,000	63
*,1	LogicMark Inc.	124,022	57
*	Recruiter.com Group Inc.	123,854	54
*	T Stamp Inc. Class A	71,835	37
*,1	Exela Technologies Inc.	433,800	36
*	WaveDancer Inc.	27,707	13
*	Cryptyde Inc.	66,466	13
*	Sigma Additive Solutions Inc.	26,358	11
*	Inpixon	6,333	11
*,1	Waitr Holdings Inc.	5,949	2
*,2	Ikonics Corp. CVR	7,226	—
			268,168,078
Telecommunications (2.4%)
	Cisco Systems Inc.	112,455,321	5,357,371
	Verizon Communications Inc.	121,358,404	4,781,521
	Comcast Corp. Class A	130,976,593	4,580,251
	AT&T Inc.	216,754,884	3,990,457
*	T-Mobile US Inc.	18,916,548	2,648,317
	Motorola Solutions Inc.	5,086,888	1,310,942
*	Charter Communications Inc. Class A	3,071,157	1,041,429
*	Arista Networks Inc.	6,972,899	846,161
	Juniper Networks Inc.	9,878,142	315,705
*	Liberty Broadband Corp. Class C	3,663,318	279,401
*	Ciena Corp.	4,505,869	229,709
*	Frontier Communications Parent Inc.	7,453,365	189,912
*	Iridium Communications Inc.	3,447,007	177,176

60

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Lumen Technologies Inc.	31,457,441	164,208
*	Roku Inc. Class A	3,710,537	151,019
	Cable One Inc.	177,213	126,151
*	Calix Inc.	1,698,043	116,197
*	DISH Network Corp. Class A	7,572,131	106,313
*	Lumentum Holdings Inc.	1,965,814	102,557
	Cogent Communications Holdings Inc.	1,313,070	74,950
*	Extreme Networks Inc.	3,973,332	72,752
*	Viavi Solutions Inc.	6,898,039	72,498
*	Viasat Inc.	2,194,013	69,441
	InterDigital Inc.	894,912	44,280
*	CommScope Holding Co. Inc.	5,995,636	44,068
*	Harmonic Inc.	3,182,421	41,690
	ADTRAN Holdings Inc.	2,164,947	40,679
*	Infinera Corp.	5,672,577	38,233
*	Liberty Broadband Corp. Class A	503,030	38,155
*	Digi International Inc.	1,020,276	37,291
*	Clearfield Inc.	385,400	36,282
	Telephone & Data Systems Inc.	3,065,247	32,154
*	Altice USA Inc. Class A	6,570,329	30,224
*	Globalstar Inc.	21,677,414	28,831
*	Gogo Inc.	1,933,605	28,540
	Shenandoah Telecommunications Co.	1,395,384	22,159
*	EchoStar Corp. Class A	1,106,964	18,464
*	IDT Corp. Class B	640,184	18,034
	ATN International Inc.	324,753	14,715
*	NETGEAR Inc.	802,059	14,525
*	WideOpenWest Inc.	1,564,532	14,253
*,1	Lightwave Logic Inc.	3,299,828	14,222
*	8x8 Inc.	3,289,503	14,211
	Bel Fuse Inc. Class B	379,156	12,482
*	Anterix Inc.	369,725	11,894
*,1	fuboTV Inc.	6,082,840	10,584
*	Xperi Inc.	1,203,602	10,363
	Comtech Telecommunications Corp.	846,569	10,277
*	United States Cellular Corp.	461,155	9,615
*	Aviat Networks Inc.	301,106	9,392
*	Ooma Inc.	671,112	9,141
*,1	AST SpaceMobile Inc. Class A	1,767,881	8,521
		Shares	Market Value• ($000)
*	DZS Inc.	641,747	8,137
*	Consolidated Communications Holdings Inc.	2,207,355	7,902
*	Cambium Networks Corp.	347,319	7,526
*	Ribbon Communications Inc.	2,258,211	6,300
*	KVH Industries Inc.	523,973	5,355
*	CalAmp Corp.	1,083,412	4,854
*,1	Akoustis Technologies Inc.	1,659,890	4,681
*	Lantronix Inc.	1,043,968	4,510
	Spok Holdings Inc.	517,811	4,241
*	Genasys Inc.	1,014,600	3,754
*,1	Kaltura Inc.	2,119,548	3,646
*	Charge Enterprises Inc.	2,488,228	3,085
*	Casa Systems Inc.	957,382	2,614
*,1	Inseego Corp.	3,041,116	2,562
*	Powerfleet Inc.	952,316	2,562
*,1	SurgePays Inc.	345,312	2,265
*	PCTEL Inc.	471,713	2,028
*	Airgain Inc.	309,957	2,018
*,1	Applied Optoelectronics Inc.	828,961	1,567
	Network-1 Technologies Inc.	570,833	1,256
*	Franklin Wireless Corp.	243,722	1,087
*,1	Airspan Networks Holdings Inc.	614,890	806
*	TESSCO Technologies Inc.	138,125	666
	Crexendo Inc.	345,906	657
*,1	Vislink Technologies Inc.	1,119,195	627
*	Optical Cable Corp.	92,325	384
*	ClearOne Inc.	230,450	350
*	ADDvantage Technologies Group Inc.	96,416	140
*	Minim Inc.	701,390	137
*,1,2	FTE Networks Inc.	84,180	126
	Bel Fuse Inc. Class A	3,626	121
*,1	ComSovereign Holding Corp.	1,145,207	82
			27,553,763
Utilities (3.4%)
	NextEra Energy Inc.	60,435,187	5,052,382
	Duke Energy Corp.	23,412,482	2,411,252
	Southern Co.	33,106,568	2,364,140
	Waste Management Inc.	12,478,073	1,957,560
	Dominion Energy Inc.	25,347,149	1,554,287

61

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	American Electric Power Co. Inc.	15,626,852	1,483,770
	Sempra Energy	9,560,971	1,477,552
	Exelon Corp.	30,160,292	1,303,829
	Xcel Energy Inc.	16,642,045	1,166,774
	Waste Connections Inc.	7,822,938	1,037,009
*	PG&E Corp.	63,707,628	1,035,886
	Consolidated Edison Inc.	10,795,591	1,028,928
	Public Service Enterprise Group Inc.	15,175,439	929,799
	WEC Energy Group Inc.	9,602,901	900,368
	Eversource Energy	10,592,579	888,082
	Constellation Energy Corp.	9,933,893	856,401
	American Water Works Co. Inc.	5,525,567	842,207
	Republic Services Inc. Class A	6,248,575	806,004
	Edison International	11,619,107	739,208
	Ameren Corp.	7,859,173	698,838
	Entergy Corp.	6,184,424	695,748
	FirstEnergy Corp.	16,515,664	692,667
	PPL Corp.	21,255,386	621,082
	DTE Energy Co.	5,004,197	588,143
	AES Corp.	20,306,354	584,011
	CenterPoint Energy Inc.	19,111,005	573,139
	CMS Energy Corp.	8,820,983	558,633
	Atmos Energy Corp.	4,277,327	479,360
	Evergy Inc.	6,974,290	438,892
	Alliant Energy Corp.	7,629,292	421,213
	Essential Utilities Inc.	7,181,559	342,776
	NiSource Inc.	12,320,434	337,826
	Vistra Corp.	12,113,266	281,028
	Pinnacle West Capital Corp.	3,428,826	260,728
	OGE Energy Corp.	6,071,822	240,141
	UGI Corp.	6,372,594	236,232
	NRG Energy Inc.	6,996,145	222,617
*	Clean Harbors Inc.	1,558,741	177,884
	National Fuel Gas Co.	2,776,317	175,741
	IDACORP Inc.	1,539,427	166,027
*	Sunrun Inc.	6,141,032	147,508
*	Evoqua Water Technologies Corp.	3,700,358	146,534
	New Jersey Resources Corp.	2,931,211	145,447
*	Stericycle Inc.	2,812,255	140,303
	Hawaiian Electric Industries Inc.	3,342,412	139,880
	Black Hills Corp.	1,982,721	139,465
		Shares	Market Value• ($000)
	Portland General Electric Co.	2,707,023	132,644
	South Jersey Industries Inc.	3,710,507	131,834
	PNM Resources Inc.	2,599,819	126,845
	Ormat Technologies Inc.	1,453,270	125,679
	ONE Gas Inc.	1,646,361	124,662
*	Casella Waste Systems Inc. Class A	1,542,658	122,348
	Southwest Gas Holdings Inc.	1,931,270	119,507
	ALLETE Inc.	1,731,008	111,667
	Spire Inc.	1,521,349	104,760
	American States Water Co.	1,131,515	104,722
	NorthWestern Corp.	1,759,477	104,407
	Avangrid Inc.	2,375,146	102,084
	California Water Service Group	1,663,549	100,878
	Avista Corp.	2,246,550	99,612
	MGE Energy Inc.	1,122,106	78,996
	Clearway Energy Inc. Class C	2,306,682	73,514
	SJW Group	845,979	68,685
	Chesapeake Utilities Corp.	520,461	61,508
*	Sunnova Energy International Inc.	2,974,743	53,575
	Northwest Natural Holding Co.	1,065,570	50,710
	Middlesex Water Co.	543,787	42,780
	Clearway Energy Inc. Class A	1,249,501	37,385
	Unitil Corp.	502,176	25,792
	York Water Co.	433,004	19,476
*	Harsco Corp.	2,563,153	16,122
	Excelerate Energy Inc. Class A	635,447	15,918
*	Heritage-Crystal Clean Inc.	487,171	15,823
	Artesian Resources Corp. Class A	248,665	14,567
*,1	NuScale Power Corp.	1,294,240	13,279
	Aris Water Solution Inc. Class A	797,758	11,496
*,1	Vertex Energy Inc.	1,808,451	11,212
*,1	Altus Power Inc. Class A	1,153,700	7,522
	RGC Resources Inc.	297,109	6,551
	Genie Energy Ltd. Class B	626,553	6,479
*	Pure Cycle Corp.	599,533	6,283
	Global Water Resources Inc.	429,961	5,710

62

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Quest Resource Holding Corp.	558,617	3,413
*,1	Cadiz Inc.	819,649	2,049
*,1	Aqua Metals Inc.	1,524,663	1,906
	Via Renewables Inc. Class A	344,223	1,759
*	Perma-Fix Environmental Services Inc.	325,244	1,148
*	Advanced Emissions Solutions Inc.	440,948	1,071
*	Charah Solutions Inc.	43,176	233
*,1	Stronghold Digital Mining Inc. Class A	398,400	191
			39,754,103
Total Common Stocks (Cost $643,671,180)			1,144,316,873
Preferred Stock (0.0%)
	Air T Funding Pfd., 8.000%, 6/7/24 (Cost $36)	1,727	36
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund, 4.334% (Cost $10,586,135)	105,898,486	10,588,790
Total Investments (100.2%) (Cost $654,257,351)			1,154,905,699
Other Assets and Liabilities—Net (-0.2%)			(1,979,216)
Net Assets (100%)			1,152,926,483
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,776,937,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,130,152,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
63

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	4,453	394,291	(9,075)
E-mini S&P 500 Index	March 2023	37,805	7,298,255	(177,510)
E-mini S&P Mid-Cap 400 Index	March 2023	240	58,623	(1,058)
				(187,643)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	1,306	(4.515)	126	—
ACI Worldwide Inc.	8/31/23	BANA	1,568	(4.515)	152	—
ACI Worldwide Inc.	8/31/23	BANA	1,400	(4.515)	136	—
DXC Technology Co.	8/31/23	BANA	5,934	(4.515)	—	(655)
Global Payments Inc.	8/31/23	BANA	8,951	(4.749)	—	(8)
Global Payments Inc.	8/31/23	BANA	13,950	(4.727)	—	(41)
Global Payments Inc.	8/31/23	BANA	13,695	(4.707)	213	—
Goldman Sachs Group Inc.	8/30/24	BANA	243,275	(4.715)	—	(26,288)
Goldman Sachs Group Inc.	8/30/24	BANA	66,032	(4.715)	—	(7,135)
Goldman Sachs Group Inc.	8/30/24	BANA	19,308	(4.715)	—	(2,086)
Lockheed Martin Corp.	8/31/23	BANA	41,241	(4.115)	230	—
Lockheed Martin Corp.	8/31/23	BANA	43,667	(4.115)	243	—
Paycor HCM Inc.	1/31/24	CITNA	5,432	(4.277)	—	(549)
State Street Corp.	8/30/24	BANA	205,150	(4.715)	—	(4,560)
State Street Corp.	8/30/24	BANA	9,560	(4.715)	—	(213)
State Street Corp.	8/30/24	BANA	9,560	(4.715)	—	(213)
VICI Properties Inc.	8/31/23	BANA	162,450	(4.665)	—	(7,304)
Virtu Financial Inc. Class A	8/31/23	BANA	1,087	(4.515)	—	(79)
Virtu Financial Inc. Class A	8/31/23	BANA	510	(4.515)	—	(37)
Visa Inc. Class A	8/31/23	BANA	48,825	(4.015)	—	(2,135)
					1,100	(51,303)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $643,671,216)	1,144,316,909
Affiliated Issuers (Cost $10,586,135)	10,588,790
Total Investments in Securities	1,154,905,699
Investment in Vanguard	44,075
Cash	104,849
Cash Collateral Pledged—Futures Contracts	426,640
Cash Collateral Pledged—Over-the-Counter Swap Contracts	49,910
Receivables for Investment Securities Sold	24,827
Receivables for Accrued Income	1,074,581
Receivables for Capital Shares Issued	762,690
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,100
Total Assets	1,157,394,371
Liabilities
Payables for Investment Securities Purchased	1,039,534
Collateral for Securities on Loan	3,130,152
Payables for Capital Shares Redeemed	210,418
Payables for Distributions	13
Payables to Vanguard	14,719
Variation Margin Payable—Futures Contracts	21,749
Unrealized Depreciation—Over-the-Counter Swap Contracts	51,303
Total Liabilities	4,467,888
Net Assets	1,152,926,483
1 Includes $2,776,937,000 of securities on loan.
65

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	678,721,162
Total Distributable Earnings (Loss)	474,205,321
Net Assets	1,152,926,483

Investor Shares—Net Assets
Applicable to 197,756,979 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,409,235
Net Asset Value Per Share—Investor Shares	$93.09

ETF Shares—Net Assets
Applicable to 1,365,109,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	261,083,828
Net Asset Value Per Share—ETF Shares	$191.25

Admiral Shares—Net Assets
Applicable to 2,948,262,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	274,488,864
Net Asset Value Per Share—Admiral Shares	$93.10

Institutional Shares—Net Assets
Applicable to 716,859,646 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,751,142
Net Asset Value Per Share—Institutional Shares	$93.12

Institutional Plus Shares—Net Assets
Applicable to 2,794,942,329 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	488,092,664
Net Asset Value Per Share—Institutional Plus Shares	$174.63

Institutional Select Shares—Net Assets
Applicable to 240,652,808 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,100,750
Net Asset Value Per Share—Institutional Select Shares	$183.25
See accompanying Notes, which are an integral part of the Financial Statements.
66

Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	18,676,000
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	3,395
Interest—Affiliated Issuers	104,414
Securities Lending—Net	247,749
Total Income	19,031,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23,150
Management and Administrative—Investor Shares	40,508
Management and Administrative—ETF Shares	63,071
Management and Administrative—Admiral Shares	101,568
Management and Administrative—Institutional Shares	21,299
Management and Administrative—Institutional Plus Shares	70,619
Management and Administrative—Institutional Select Shares	3,905
Marketing and Distribution—Investor Shares	1,876
Marketing and Distribution—ETF Shares	9,890
Marketing and Distribution—Admiral Shares	10,123
Marketing and Distribution—Institutional Shares	3,051
Marketing and Distribution—Institutional Plus Shares	10,121
Marketing and Distribution—Institutional Select Shares	6
Custodian Fees	1,961
Auditing Fees	238
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—ETF Shares	2,979
Shareholders’ Reports—Admiral Shares	1,274
Shareholders’ Reports—Institutional Shares	653
Shareholders’ Reports—Institutional Plus Shares	2,097
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	449
Other Expenses	131
Total Expenses	369,051
Expenses Paid Indirectly	(313)
Net Expenses	368,738
Net Investment Income	18,662,820
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	23
67

Total Stock Market Index Fund
Statement of Operations (continued)
Year Ended December 31, 2022
($000)
Investment Securities Sold—Unaffiliated Issuers[2]	6,536,956
Investment Securities Sold—Affiliated Issuers	(4,131)
Futures Contracts	(889,682)
Swap Contracts	21,069
Realized Net Gain (Loss)	5,664,235
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(294,093,642)
Investment Securities—Affiliated Issuers	3,468
Futures Contracts	(288,691)
Swap Contracts	(86,101)
Change in Unrealized Appreciation (Depreciation)	(294,464,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	(270,137,911)
1	Dividends are net of foreign withholding taxes of $1,329,000.
2	Includes $19,138,772,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
68

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,662,820	16,173,398
Realized Net Gain (Loss)	5,664,235	25,405,131
Change in Unrealized Appreciation (Depreciation)	(294,464,966)	238,495,999
Net Increase (Decrease) in Net Assets Resulting from Operations	(270,137,911)	280,074,528
Distributions
Investor Shares	(284,794)	(1,676,741)
ETF Shares	(4,187,918)	(3,403,927)
Admiral Shares	(4,513,747)	(4,103,816)
Institutional Shares	(1,107,318)	(2,969,898)
Institutional Plus Shares	(7,915,118)	(3,559,330)
Institutional Select Shares	(713,492)	(647,913)
Total Distributions	(18,722,387)	(16,361,625)
Capital Share Transactions
Investor Shares	(104,300,286)	(51,574,306)
ETF Shares	25,952,138	44,386,309
Admiral Shares	4,099,576	1,876,942
Institutional Shares	(155,304,571)	22,144,976
Institutional Plus Shares	295,703,507	14,016,596
Institutional Select Shares	2,223,565	(1,862,868)
Net Increase (Decrease) from Capital Share Transactions	68,373,929	28,987,649
Total Increase (Decrease)	(220,486,369)	292,700,552
Net Assets
Beginning of Period	1,373,412,852	1,080,712,300
End of Period	1,152,926,483	1,373,412,852
See accompanying Notes, which are an integral part of the Financial Statements.
69

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$117.53	$94.71	$79.66	$62.08	$66.70
Investment Operations
Net Investment Income[1]	1.335	1.284	1.284	1.279	1.275
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(24.344)	22.837	15.026	17.634	(4.703)
Total from Investment Operations	(23.009)	24.121	16.310	18.913	(3.428)
Distributions
Dividends from Net Investment Income	(1.431)	(1.301)	(1.260)	(1.333)	(1.192)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.431)	(1.301)	(1.260)	(1.333)	(1.192)
Net Asset Value, End of Period	$93.09	$117.53	$94.71	$79.66	$62.08
Total Return[3]	-19.60%	25.59%	20.87%	30.65%	-5.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,409	$133,977	$153,845	$139,686	$121,266
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.20%	1.62%	1.78%	1.86%
Portfolio Turnover Rate[5]	3%	4%	8%	4%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
70

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$241.49	$194.61	$163.70	$127.56	$137.06
Investment Operations
Net Investment Income[1]	3.191	2.912	2.831	2.809	2.781
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(50.248)	46.898	30.848	36.236	(9.676)
Total from Investment Operations	(47.057)	49.810	33.679	39.045	(6.895)
Distributions
Dividends from Net Investment Income	(3.183)	(2.930)	(2.769)	(2.905)	(2.605)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.183)	(2.930)	(2.769)	(2.905)	(2.605)
Net Asset Value, End of Period	$191.25	$241.49	$194.61	$163.70	$127.56
Total Return	-19.50%	25.72%	20.95%	30.80%	-5.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261,084	$299,088	$202,075	$138,067	$94,809
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.31%	1.73%	1.89%	1.97%
Portfolio Turnover Rate[4]	3%	4%	8%	4%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$117.56	$94.74	$79.69	$62.09	$66.72
Investment Operations
Net Investment Income[1]	1.540	1.402	1.364	1.360	1.344
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(24.460)	22.833	15.025	17.646	(4.711)
Total from Investment Operations	(22.920)	24.235	16.389	19.006	(3.367)
Distributions
Dividends from Net Investment Income	(1.540)	(1.415)	(1.339)	(1.406)	(1.263)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.540)	(1.415)	(1.339)	(1.406)	(1.263)
Net Asset Value, End of Period	$93.10	$117.56	$94.74	$79.69	$62.09
Total Return[3]	-19.53%	25.71%	20.99%	30.80%	-5.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$274,489	$341,733	$273,622	$252,536	$185,102
Ratio of Total Expenses to Average Net Assets	0.04%[4]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.30%	1.72%	1.88%	1.96%
Portfolio Turnover Rate[5]	3%	4%	8%	4%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$117.58	$94.75	$79.70	$62.10	$66.73
Investment Operations
Net Investment Income[1]	1.497	1.416	1.374	1.365	1.354
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(24.407)	22.841	15.024	17.649	(4.715)
Total from Investment Operations	(22.910)	24.257	16.398	19.014	(3.361)
Distributions
Dividends from Net Investment Income	(1.550)	(1.427)	(1.348)	(1.414)	(1.269)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.550)	(1.427)	(1.348)	(1.414)	(1.269)
Net Asset Value, End of Period	$93.12	$117.58	$94.75	$79.70	$62.10
Total Return	-19.51%	25.73%	21.00%	30.81%	-5.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66,751	$249,282	$180,586	$152,716	$115,115
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.31%	1.73%	1.89%	1.97%
Portfolio Turnover Rate[4]	3%	4%	8%	4%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$220.49	$177.69	$149.47	$116.46	$125.14
Investment Operations
Net Investment Income[1]	2.960	2.672	2.591	2.575	2.555
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(45.906)	42.823	28.172	33.100	(8.842)
Total from Investment Operations	(42.946)	45.495	30.763	35.675	(6.287)
Distributions
Dividends from Net Investment Income	(2.914)	(2.695)	(2.543)	(2.665)	(2.393)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.914)	(2.695)	(2.543)	(2.665)	(2.393)
Net Asset Value, End of Period	$174.63	$220.49	$177.69	$149.47	$116.46
Total Return	-19.51%	25.74%	21.02%	30.82%	-5.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$488,093	$296,554	$226,288	$188,188	$135,641
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.32%	1.74%	1.90%	1.98%
Portfolio Turnover Rate[4]	3%	4%	8%	4%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$231.36	$186.45	$156.83	$122.20	$131.31
Investment Operations
Net Investment Income[1]	3.093	2.821	2.772	2.709	2.704
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(48.139)	44.937	29.532	34.731	(9.290)
Total from Investment Operations	(45.046)	47.758	32.304	37.440	(6.586)
Distributions
Dividends from Net Investment Income	(3.064)	(2.848)	(2.684)	(2.810)	(2.524)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.064)	(2.848)	(2.684)	(2.810)	(2.524)
Net Asset Value, End of Period	$183.25	$231.36	$186.45	$156.83	$122.20
Total Return	-19.50%	25.75%	21.03%	30.84%	-5.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,101	$52,780	$44,296	$26,431	$20,262
Ratio of Total Expenses to Average Net Assets	0.01%[3]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.33%	1.76%	1.91%	1.99%
Portfolio Turnover Rate[4]	3%	4%	8%	4%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Total Stock Market Index Fund
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
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Total Stock Market Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Total Stock Market Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities, but it did make one loan to Vanguard 500 Index Fund in the amount of $1,000,000 to test the operational readiness of the Interfund Lending Program process. The loan was outstanding for one business day at an annualized interest rate of 2.72%, and the related interest income of less than $500 is recorded in the Statement of Operations. At December 31, 2022, the fund had no loans outstanding.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $44,075,000, representing less than 0.01% of the fund’s net assets and 17.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $313,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Total Stock Market Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,144,305,105	673	11,095	1,144,316,873
Preferred Stock	36	—	—	36
Temporary Cash Investments	10,588,790	—	—	10,588,790
Total	1,154,893,931	673	11,095	1,154,905,699

Derivative Financial Instruments
Assets
Swap Contracts	—	1,100	—	1,100
Liabilities
Futures Contracts[1]	187,643	—	—	187,643
Swap Contracts	—	51,303	—	51,303
Total	187,643	51,303	—	238,946
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	19,139,428
Total Distributable Earnings (Loss)	(19,139,428)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes.
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Total Stock Market Index Fund
As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	142,762
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(23,659,027)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	497,721,586
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	18,722,387	16,361,625
Long-Term Capital Gains	—	—
Total	18,722,387	16,361,625
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	657,184,113
Gross Unrealized Appreciation	564,431,072
Gross Unrealized Depreciation	(66,709,486)
Net Unrealized Appreciation (Depreciation)	497,721,586
F.  During the year ended December 31, 2022, the fund purchased $130,916,726,000 of investment securities and sold $66,622,586,000 of investment securities, other than temporary cash investments. Purchases and sales include $43,208,304,000 and $25,411,060,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $1,774,251,000 and sales were $1,803,772,000, resulting in net realized loss of $732,926,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Total Stock Market Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,914,517	36,574	496,590	4,799
Issued in Lieu of Cash Distributions	284,794	2,978	1,676,741	15,550
Redeemed	(108,499,597)	(981,740)	(53,747,637)	(504,787)
Net Increase (Decrease)—Investor Shares	(104,300,286)	(942,188)	(51,574,306)	(484,438)
ETF Shares
Issued	50,798,717	249,707	69,095,066	308,260
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(24,846,579)	(123,100)	(24,708,757)	(108,100)
Net Increase (Decrease)—ETF Shares	25,952,138	126,607	44,386,309	200,160
Admiral Shares
Issued	31,898,755	317,329	37,025,893	347,554
Issued in Lieu of Cash Distributions	3,762,619	39,309	3,424,237	31,536
Redeemed	(31,561,798)	(315,336)	(38,573,188)	(360,387)
Net Increase (Decrease)—Admiral Shares	4,099,576	41,302	1,876,942	18,703
Institutional Shares
Issued	9,249,702	92,024	44,920,917	425,435
Issued in Lieu of Cash Distributions	903,770	9,433	2,799,517	25,726
Redeemed	(165,458,043)	(1,504,789)	(25,575,458)	(236,871)
Net Increase (Decrease)—Institutional Shares	(155,304,571)	(1,403,332)	22,144,976	214,290
Institutional Plus Shares
Issued	320,489,415	1,582,401	27,268,129	137,022
Issued in Lieu of Cash Distributions	7,850,659	43,753	3,498,917	17,171
Redeemed	(32,636,567)	(176,178)	(16,750,450)	(82,739)
Net Increase (Decrease)—Institutional Plus Shares	295,703,507	1,449,976	14,016,596	71,454
Institutional Select Shares
Issued	6,711,633	34,640	5,779,241	28,270
Issued in Lieu of Cash Distributions	713,492	3,786	647,913	3,034
Redeemed	(5,201,560)	(25,901)	(8,290,022)	(40,759)
Net Increase (Decrease)—Institutional Select Shares	2,223,565	12,525	(1,862,868)	(9,455)
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Total Stock Market Index Fund
H.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	NA1	3,706	262	(35)	(297)	—	—	NA2
Asure Software Inc.	NA1	4,449	5,246	(2,085)	1,458	—	—	NA2
Vanguard Market Liquidity Fund	8,612,238	NA3	NA3	(2,011)	2,307	104,414	23	10,588,790
Total	8,612,238	8,155	5,508	(4,131)	3,468	104,414	23	10,588,790
1	Not applicable—at December 31, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—at December 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
83

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
84

Tax information (unaudited)
For corporate shareholders, 90.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $17,559,727,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $30,390,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $835,018,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.
85

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q850 022023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2022: $632,000
Fiscal Year Ended December 31, 2021: $827,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2022: $10,494,508
Fiscal Year Ended December 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2022: $2,757,764
Fiscal Year Ended December 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2022: $5,202,689
Fiscal Year Ended December 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2022: $298,000
Fiscal Year Ended December 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2022: $5,500,689
Fiscal Year Ended December 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.